UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05972

Name of Registrant: Vanguard International Equity Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2011 – October 31, 2012

Item 1: Reports to Shareholders

Annual Report | October 31, 2012

Vanguard International Stock Index Funds

Vanguard European Stock Index Fund
Vanguard Pacific Stock Index Fund
Vanguard Emerging Markets Stock Index Fund

> The Vanguard International Stock Index Funds produced returns in the low to mid-single digits for the 12 months ended October 31, 2012.

> European stocks were the best performers, led by global health care and consumer staples companies.

> In October, Vanguard announced that the International Stock Index Funds would change benchmarks in the coming year.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
European Stock Index Fund.	10
Pacific Stock Index Fund.	32
Emerging Markets Stock Index Fund.	54
Your Fund’s After-Tax Returns.	82
About Your Fund’s Expenses.	83
Glossary.	86

European Stock Index Fund
Pacific Stock Index Fund
Emerging Markets Stock Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2012

Total
Returns
Vanguard European Stock Index Fund
Investor Shares	7.77%
Admiral™ Shares	7.93
Signal® Shares	7.91
Institutional Shares	7.95
MSCI Europe ETF Shares
Market Price	7.93
Net Asset Value	7.95
MSCI Europe Index	6.17
European Region Funds Average	9.38
European Region Funds Average: Derived from data provided by Lipper Inc.
Vanguard Pacific Stock Index Fund
Investor Shares	3.47%
Admiral Shares	3.65
Signal Shares	3.64
Institutional Shares	3.65
MSCI Pacific ETF Shares
Market Price	3.82
Net Asset Value	3.65
MSCI Pacific Index	1.97
Japan/Pacific Region Funds Average	4.49
Japan/Pacific Region Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

1

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2012

Total
Returns
Vanguard Emerging Markets Stock Index Fund
Investor Shares	3.30%
Admiral Shares	3.49
Signal Shares	3.46
Institutional Shares	3.54
Institutional Plus Shares	3.56
MSCI Emerging Markets ETF Shares
Market Price	3.58
Net Asset Value	3.47
MSCI Emerging Markets Index	2.63
Emerging Markets Funds Average	3.52
Emerging Markets Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

October 31, 2011, Through October 31, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard European Stock Index Fund
Investor Shares	$24.48	$24.69	$1.551	$0.000
Admiral Shares	57.09	57.54	3.734	0.000
Signal Shares	22.09	22.26	1.445	0.000
Institutional Shares	24.36	24.54	1.607	0.000
MSCI Europe ETF Shares	45.66	46.01	2.986	0.000
Vanguard Pacific Stock Index Fund
Investor Shares	$9.74	$9.63	$0.425	$0.000
Admiral Shares	63.28	62.54	2.894	0.000
Signal Shares	21.98	21.72	1.005	0.000
Institutional Shares	9.69	9.57	0.449	0.000
MSCI Pacific ETF Shares	51.18	50.57	2.344	0.000
Vanguard Emerging Markets Stock Index Fund
Investor Shares	$26.39	$26.36	$0.843	$0.000
Admiral Shares	34.71	34.65	1.187	0.000
Signal Shares	33.38	33.31	1.143	0.000
Institutional Shares	26.42	26.36	0.928	0.000
Institutional Plus Shares	87.90	87.68	3.127	0.000
MSCI Emerging Markets ETF Shares	41.73	41.65	1.431	0.000

3

Chairman’s Letter

Dear Shareholder,

The Vanguard International Stock Index Funds produced unremarkable returns for the 12 months ended October 31, 2012. Although the Eurozone’s financial and economic headlines painted a picture of gloom, European stocks performed best, with the Vanguard European Stock Index Fund returning almost 8%. The Pacific Stock Index and the Emerging Markets Stock Index Funds both returned more than 3%.

Each fund’s return diverged somewhat from that of its target index because of temporary price differences arising from fair-value pricing policies. (For more information on this topic, see page 8.) If you own shares of the fund in a taxable account, you may wish to review the information about after-tax returns presented later in this report.

The funds will seek to track new benchmark indexes
In early October, we announced that Vanguard European Stock Index Fund would change its benchmark to the FTSE Developed Europe Index, Vanguard Pacific Stock Index Fund would move to the FTSE Developed Asia Pacific Index, and Vanguard Emerging Markets Stock Index Fund would move to the FTSE Emerging Index. We expect these transitions, which are designed to produce significant long-term savings for Vanguard clients, to be completed by mid-2013.

4

Vanguard has used indexes from FTSE, a global leader in the field, since 2003, and the new benchmarks incorporate what we consider to be best practices in index construction. They are comparable to other best-in-class indexes, with mostly minor differences in construction.

The most significant difference between the FTSE benchmarks and the funds’ current benchmarks involves their approach to South Korea, which is considered a developed market by FTSE but an emerging market by MSCI. At the end of October, South Korean stocks represented 14.48% of the capitalization of the FTSE Developed

Asia Pacific Index, but the MSCI Pacific Index had no exposure to these stocks.

The MSCI Emerging Markets Index, by contrast, had a 15.90% weighting in South Korea, while the FTSE Emerging Index had no exposure. Vanguard believes the country is more accurately classified as a developed market.

The inclusion of South Korea means that the FTSE Developed Asia Pacific Index has proportionally smaller weightings in some of the region’s other markets. At the end of October, for example, Japanese stocks accounted for about 58% of the MSCI

Pacific Index’s value but just 45.15% of the FTSE index’s. The FTSE Emerging Index includes slightly larger allocations to Brazil, Taiwan, South Africa, and India. It also has modest weightings in the

Market Barometer

		Average Annual Total Returns
		Periods Ended October 31, 2012
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	14.97%	13.48%	0.53%
Russell 2000 Index (Small-caps)	12.08	14.82	1.19
Dow Jones U.S. Total Stock Market Index	14.45	13.62	0.75
MSCI All Country World Index ex USA (International)	3.98	3.74	-5.08

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	5.25%	6.08%	6.38%
Barclays Municipal Bond Index (Broad tax-exempt market)	9.03	6.84	6.02
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.08	0.56

CPI
Consumer Price Index	2.16%	2.28%	2.06%

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United Arab Emirates and Pakistan, which are not included in the MSCI Emerging Markets Index.

U.S. stocks led the advance
for global equity markets
U.S. stocks returned about 14% for the

12 months ended October 31, putting domestic equities ahead of their international counterparts. Stocks in Europe and Asia, meanwhile, posted modestly positive results.

The advances came amid moves by U.S. and European central bankers to manage risks to the U.S. economy and the finances of European governments and banks. The president of the European Central Bank declared in July that policymakers would do whatever was needed to preserve the euro common currency.

Although investors’ worries have eased, Europe’s financial troubles are by no means resolved. Vanguard economists believe the most likely scenario is that the Eurozone will “muddle through” for several years, with occasional spikes in market volatility, as fiscal tightening persists in the face of weak economic growth.

Bonds continued their march,
but leaner times may lie ahead
The broad U.S. taxable bond market

returned about 5% for the 12 months.

Municipal bonds delivered a robust performance, returning 9%.

Expense Ratios
Your Fund Compared With Its Peer Group
							Peer
	Investor	Admiral	Signal	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
European Stock Index Fund	0.26%	0.14%	0.14%	0.10%	—	0.14%	1.39%
Pacific Stock Index Fund	0.26	0.14	0.14	0.10	—	0.14	1.46
Emerging Markets Stock Index
Fund	0.33	0.20	0.20	0.13	0.10%	0.20	1.61

The fund expense ratios shown are from the prospectus dated April 30, 2012 (February 28, 2012, for ETF Shares), and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2012, the funds’ expense ratios were: for the European Stock Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.09% for Institutional Shares, and 0.12% for MSCI Europe ETF Shares; for the Pacific Stock Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.09% for Institutional Shares, and 0.12% for MSCI Pacific ETF Shares; and for the Emerging Markets Stock Index Fund, 0.33% for Investor Shares, 0.18% for Admiral Shares, 0.18% for Signal Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.18% for MSCI Emerging Markets ETF Shares.

Peer groups: For the European Stock Index Fund, European Region Funds; for the Pacific Stock Index Fund, Japan/Pacific Region Funds; for the Emerging Markets Stock Index Fund, Emerging Markets Funds.

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As bond prices rose, the yield of the 10-year U.S. Treasury note fell to a record low in July, closing below 1.5%. (Bond yields and prices move in opposite directions.) By the end of the period, the yield had climbed, but it still remained exceptionally low by historical standards.

Bondholders have enjoyed years of healthy returns. But as Tim Buckley, our incoming chief investment officer, has noted, investors shouldn’t be surprised if future results are much more modest. As yields remain low, the opportunity for similarly strong returns diminishes.

The Federal Reserve announced on September 13 that it would continue to hold its target for short-term interest rates between 0% and 0.25% at least through mid-2015. The exceptionally low rates, in place since late 2008, kept a tight lid on returns from money market funds and savings accounts.

Northern Europe and Asia had pockets of strength
European stocks were a study in contrasts during the period. In countries such as Spain, Italy, and Greece, where the debt crisis is creating economic and political turmoil, prices tumbled. In financially hardy

Total Returns
Ten Years Ended October 31, 2012
Average
Annual Return

European Stock Index Fund Investor Shares	8.03%
MSCI Europe Index	7.91
European Region Funds Average	7.94
European Region Funds Average: Derived from data provided by Lipper Inc.

Pacific Stock Index Fund Investor Shares	7.37%
MSCI Pacific Index	7.42
Japan/Pacific Region Funds Average	5.40
Japan/Pacific Region Funds Average: Derived from data provided by Lipper Inc.

Emerging Markets Stock Index Fund Investor Shares	15.80%
Spliced Emerging Markets Index	16.23
Emerging Markets Funds Average	14.64

For a benchmark description, see the Glossary.
Emerging Markets Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

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Investment insight
A note on fair-value pricing
The reported return of a fund that
tracks an index sometimes may
diverge from the index’s return a
bit more than would be expected.
This may be the result of a fair-value
pricing adjustment.

These adjustments, which are
required by the Securities and
Exchange Commission, address
pricing discrepancies that may arise
because of time-zone differences
among global stock markets. Foreign
stocks may trade on exchanges that
close many hours before a fund’s
closing share price is calculated in
the United States, generally at 4 p.m.,
Eastern time. In the hours between
the foreign close and the U.S. close,
the value of these foreign securities
may change—because of company-
specific announcements or market-
wide developments, for example.
Such price changes are not immedi-
ately reflected in international index
values.

Fair-value pricing takes such changes
into account in calculating the fund’s
daily net asset value, thus ensuring
that the NAV doesn’t include “stale”
prices. The result can be a temporary
divergence between the return of
the fund and that of its benchmark
index—a difference that usually
corrects itself when the foreign
markets reopen.

markets such as Switzerland and German however, stocks posted double-digit returns. The highs and lows added up to a 12-month return of 7.77% for the Investor Shares of Vanguard European Stock Index Fund. The best performers tended to be in global industries such as pharmaceuticals. Multinational food processors and packagers were also solid. Laggards included Europe-centric utilities and telecom companies.

In the Pacific region, most markets were strong. Hong Kong and Singapore stocks posted double-digit returns, while the sizeable Australian market returned 8%. As a whole, however, the Pacific Stock Index Fund returned only about 3% because of weakness in Japan, which dominates the index. Industrials, materials and other sectors sensitive to the rhythms of the business cycle were among the poorer performers. Financials were a bright spot.

Weakness among industrial companies and commodity producers was a theme in emerging markets, too. The Emerging Markets Stock Index Fund returned about 3%. Strength in the relatively large Chinese, Mexican, and South African markets was offset by underperforming Brazilian energy and materials stocks.

Market results were solid in an eventful decade
Over the past decade, all three funds have closely tracked the returns of their benchmark indexes and outpaced the average returns of their competitors. On

8

an absolute basis, returns have been solid, ranging from an average of about 7% per year for the Pacific Stock Index Fund to almost 16% per year for the Emerging Markets Stock Index Fund. Especially impressive in light of the some of the past decade’s challenges, those figures are a good example of the rewards that can be earned by investors who maintain a long-term perspective and stick with their investment programs through unsettling episodes such as the 2008–2009 financial crisis.

Benefits of diversification hold true across the globe
As I noted earlier, Europe faces profound financial challenges. We’ve received questions during the year from clients concerned about both the outlook for the region and the wisdom of investing in Europe at all. Why not focus investments in countries with the fastest-growing economies?

That strategy has intuitive appeal, but our research suggests that a better approach is to hold a broadly diversified portfolio of international stocks, including European equities, which account for about one-quarter of global market capitalization. We’ve found that concentrated interna-tional investments can lead to higher volatility, often without producing higher returns.

Another insight from Vanguard experts: Surprising as it may seem, there’s been little connection historically between the rate of a country’s economic growth and its stock returns. For example, the returns for U.S. and British stocks were nearly identical from 1900 to 2009, even as U.S. economic growth eclipsed that of Great Britain. (See Investing in Emerging Markets: Evaluating the Allure of Rapid Economic Growth, available at vanguard.com/research.)

Of course, no one can say for sure what the future returns for a particular country’s stocks will be. That’s one of the reasons why we consistently embrace broad diversification, a time-tested way to help manage the risks of investing both at home and abroad.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 16, 2012

9

European Stock Index Fund

Fund Profile
As of October 31, 2012

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	MSCI Europe
	Shares	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VEURX	VEUSX	VESSX	VESIX	VGK
Expense Ratio[1]	0.26%	0.14%	0.14%	0.10%	0.14%

Portfolio Characteristics
			MSCI AC
		MSCI	World
		Europe	Index
	Fund	Index ex USA
Number of Stocks	455	447	1,832
Median Market Cap	$43.7B	$43.7B	$28.0B
Price/Earnings Ratio	15.5x	15.6x	14.4x
Price/Book Ratio	1.5x	1.5x	1.4x
Return on Equity	18.9%	18.9%	16.9%
Earnings Growth Rate	2.1%	2.1%	4.9%
Dividend Yield	3.8%	3.8%	3.4%
Turnover Rate	7%	—	—
Short-Term Reserves	-0.1%	—	—

Sector Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		Europe	Index
	Fund	Index	ex USA
Consumer Discretionary	8.6%	8.7%	9.1%
Consumer Staples	14.7	14.7	10.4
Energy	11.2	11.2	10.9
Financials	19.9	19.8	25.1
Health Care	12.1	12.2	7.4
Industrials	10.9	10.9	10.5
Information Technology	3.0	2.9	6.2
Materials	9.5	9.5	11.1
Telecommunication
Services	5.7	5.7	5.6
Utilities	4.4	4.4	3.7

Volatility Measures
		MSCI AC
	MSCI Europe	World Index
	Index	ex USA
R-Squared	0.99	0.95
Beta	1.02	1.15

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Royal Dutch Shell plc	Integrated Oil & Gas	3.2%
Nestle SA	Packaged Foods &
	Meats	3.1
HSBC Holdings plc	Diversified Banks	2.6
Novartis AG	Pharmaceuticals	2.0
BP plc	Integrated Oil & Gas	2.0
Roche Holding AG	Pharmaceuticals	2.0
Vodafone Group plc	Wireless
	Telecommunication
	Services	2.0
GlaxoSmithKline plc	Pharmaceuticals	1.6
Unilever plc	Packaged Foods &
	Meats	1.6
Total SA	Integrated Oil & Gas	1.6
Top Ten		21.7%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 30, 2012 (February 28, 2012, for ETF Shares), and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2012, the expense ratios were 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.09% for Institutional Shares, and 0.12% for MSCI Europe ETF Shares.

10

European Stock Index Fund

Market Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		Europe	Index
	Fund	Index	ex USA
Europe
United Kingdom	35.1%	35.3%	15.8%
France	14.3	14.3	6.4
Switzerland	13.3	13.4	6.0
Germany	13.2	13.2	5.9
Sweden	4.8	4.8	2.1
Spain	4.5	4.5	2.0
Netherlands	3.9	3.8	1.7
Italy	3.5	3.4	1.5
Denmark	1.8	1.8	0.8
Belgium	1.7	1.7	0.8
Norway	1.5	1.5	0.7
Finland	1.2	1.1	0.5
Other	1.2	1.2	0.5
Subtotal	100.0%	100.0%	44.7%
Pacific	0.0%	0.0%	23.0%
Emerging Markets	0.0%	0.0%	23.7%
North America	0.0%	0.0%	8.2%
Middle East	0.0%	0.0%	0.4%

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European Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2002, Through October 31, 2012
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended October 31, 2012

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment

European Stock Index Fund Investor
Shares	7.77%	-6.17%	8.03%	$21,653

MSCI Europe Index	6.17	-6.30	7.91	21,419

European Region Funds Average	9.38	-6.18	7.94	21,479
MSCI All Country World Index ex
USA	4.48	-4.63	9.79	25,440

European Region Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
European Stock Index Fund Admiral Shares	7.93%	-6.06%	8.15%	$21,886
MSCI Europe Index	6.17	-6.30	7.91	21,419
MSCI All Country World Index ex USA	4.48	-4.63	9.79	25,440

See Financial Highlights for dividend and capital gains information.

12

European Stock Index Fund

		Average Annual Total Returns
		Periods Ended October 31, 2012
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(10/6/2006)	Investment
European Stock Index Fund Signal Shares	7.91%	-6.06%	-0.42%	$9,748
MSCI Europe Index	6.17	-6.30	-0.69	9,590
MSCI All Country World Index ex USA	4.48	-4.63	1.31	10,821
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
European Stock Index Fund Institutional
Shares	7.95%	-6.02%	8.20%	$10,994,377
MSCI Europe Index	6.17	-6.30	7.91	10,709,543
MSCI All Country World Index ex USA	4.48	-4.63	9.79	12,719,951

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(3/4/2005)	Investment
MSCI Europe ETF Shares
Net Asset Value	7.95%	-6.05%	2.81%	$12,361
MSCI Europe Index	6.17	-6.30	2.55	12,125
MSCI All Country World Index ex USA	4.48	-4.63	4.47	13,980
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: March 4, 2005, Through October 31, 2012
			Since
	One	Five	Inception
	Year	Years	(3/4/2005)
MSCI Europe ETF Shares Market Price	7.93%	-26.94%	23.58%
MSCI Europe ETF Shares Net Asset Value	7.95	-26.82	23.61
MSCI Europe Index	6.17	-27.79	21.25
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

13

European Stock Index Fund

Fiscal-Year Total Returns (%): October 31, 2002, Through October 31, 2012

European Stock Index Fund Investor Shares
MSCI Europe Index

For a benchmark description, see the Glossary.

Average Annual Total Returns: Periods Ended September 30, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	18.67%	-5.58%	8.85%
Admiral Shares	8/13/2001	18.87	-5.47	8.97
Signal Shares	10/6/2006	18.86	-5.46	-0.691
Institutional Shares	5/15/2000	18.93	-5.43	9.03
MSCI Europe ETF Shares	3/4/2005
Market Price		19.28	-5.50	2.60[1]
Net Asset Value		18.89	-5.46	2.62[1]
1 Return since inception.

14

European Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Austria †		34,774	0.4%

Belgium
Anheuser-Busch InBev NV	966,583	80,837	1.0%
Belgium—Other †		60,624	0.7%
		141,461	1.7%
Denmark
Novo Nordisk A/S Class B	491,751	78,835	1.0%
Denmark—Other †		66,589	0.8%
		145,424	1.8%

Finland †		94,577	1.1%

France
Total SA	2,560,707	128,984	1.6%
Sanofi	1,431,043	125,686	1.5%
BNP Paribas SA	1,163,270	58,682	0.7%
LVMH Moet Hennessy Louis Vuitton SA	306,217	49,785	0.6%
Air Liquide SA	375,838	44,369	0.6%
Danone SA	696,680	42,851	0.5%
France—Other †		717,336	8.7%
		1,167,693	14.2%
Germany
Siemens AG	991,551	99,908	1.2%
BASF SE	1,107,181	91,842	1.1%
Bayer AG	995,387	86,792	1.1%
SAPAG	1,109,588	80,915	1.0%
Allianz SE	548,272	68,110	0.8%
Deutsche Bank AG	1,117,479	50,903	0.6%
Daimler AG	1,078,315	50,514	0.6%
E.ON AG	2,166,828	49,328	0.6%
Germany—Other †		498,953	6.1%
		1,077,265	13.1%

15

European Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Greece †		6,504	0.1%

Ireland †		33,621	0.4%

Italy
Eni SPA	3,063,761	70,501	0.8%
Italy—Other †		211,829	2.6%
		282,330	3.4%
Netherlands
Unilever NV	1,966,869	72,292	0.9%
Netherlands—Other †		242,787	2.9%
		315,079	3.8%

Norway †		119,877	1.5%

Portugal †		21,398	0.3%

Spain
* Banco Santander SA	11,862,319	89,315	1.1%
Telefonica SA	4,854,927	64,080	0.8%
Banco Bilbao Vizcaya Argentaria SA	6,478,389	54,134	0.6%
Spain—Other †		158,336	1.9%
		365,865	4.4%

Sweden †		390,853	4.8%

Switzerland
Nestle SA	3,969,615	252,024	3.1%
Novartis AG	2,770,995	167,093	2.0%
Roche Holding AG	845,384	162,842	2.0%
UBS AG	4,388,173	65,838	0.8%
ABB Ltd.	2,648,091	47,824	0.6%
SyngentaAG	114,280	44,557	0.5%
Zurich Insurance Group AG	177,751	43,819	0.5%
Switzerland—Other†		308,675	3.8%
		1,092,672	13.3%
United Kingdom
HSBC Holdings plc	21,851,630	215,443	2.6%
BP plc	22,890,780	163,478	2.0%
Vodafone Group plc	59,384,864	161,269	2.0%
GlaxoSmithKline plc	6,033,432	135,195	1.6%
British American Tobacco plc	2,352,046	116,661	1.4%
Royal Dutch Shell plc Class B	3,180,674	112,509	1.4%
Diageo plc	3,016,198	86,229	1.1%
BHP Billiton plc	2,542,544	81,492	1.0%
Rio Tinto plc	1,611,916	80,526	1.0%
Royal Dutch Shell plc Class A	2,254,826	77,370	0.9%
BG Group plc	4,088,727	75,915	0.9%
Royal Dutch Shell plc Class A (Amsterdam Shares)	2,190,673	75,100	0.9%
AstraZeneca plc	1,520,595	70,518	0.9%
Standard Chartered plc	2,875,607	68,085	0.8%
Unilever plc	1,545,768	57,662	0.7%
Barclays plc	13,985,717	51,716	0.6%
Anglo American plc (London Shares)	1,671,851	51,517	0.6%
TESCO plc	9,678,602	50,082	0.6%

16

European Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
SABMillerplc		1,150,369	49,372	0.6%
National Grid plc		4,293,957	48,971	0.6%
Reckitt Benckiser Group plc		783,588	47,473	0.6%
Imperial Tobacco Group plc		1,200,338	45,396	0.6%
United Kingdom—Other †			968,745	11.8%
			2,890,724	35.2%
Total Common Stocks (Cost $10,887,499)			8,180,117	99.5%[1]

	Coupon
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.167%	69,827,811	69,828	0.9%

4U.S. Government and Agency Obligations †			2,899	0.0%
Total Temporary Cash Investments (Cost $72,727)			72,727	0.9%[1]
[5]Total Investments (Cost $10,960,226)			8,252,844	100.4%
Other Assets and Liabilities
Other Assets			25,975	0.3%
Liabilities[3]			(61,848)	(0.7%)
			(35,873)	(0.4%)
Net Assets			8,216,971	100.0%

At October 31, 2012, net assets consisted of:
				Amount
				($000)
Paid-in Capital				13,374,618
Undistributed Net Investment Income				30,863
Accumulated Net Realized Losses				(2,480,335)
Unrealized Appreciation (Depreciation)
Investment Securities				(2,707,382)
Futures Contracts				(587)
Forward Currency Contracts				(312)
Foreign Currencies				106
Net Assets				8,216,971

Investor Shares—Net Assets
Applicable to 30,787,283 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				760,199
Net Asset Value Per Share—Investor Shares				$24.69

Admiral Shares—Net Assets
Applicable to 43,583,610 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,507,772
Net Asset Value Per Share—Admiral Shares				$57.54

17

European Stock Index Fund

Amount
($000)
Signal Shares—Net Assets
Applicable to 11,635,246 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	259,032
Net Asset Value Per Share—Signal Shares	$22.26

Institutional Shares—Net Assets
Applicable to 31,033,261 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	761,533
Net Asset Value Per Share—Institutional Shares	$24.54

ETF Shares—Net Assets
Applicable to 85,387,627 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,928,435
Net Asset Value Per Share—ETF Shares	$46.01

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $37,053,000 of collateral received for securities on loan.
4 Securities with a value of $2,800,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $34,690,000.
See accompanying Notes, which are an integral part of the Financial Statements.

18

European Stock Index Fund

Statement of Operations

Year Ended
October 31, 2012
($000)
Investment Income
Income
Dividends[1]	263,022
Interest[2]	56
Security Lending	4,889
Total Income	267,967
Expenses
The Vanguard Group—Note B
Investment Advisory Services	493
Management and Administrative—Investor Shares	1,601
Management and Administrative—Admiral Shares	2,054
Management and Administrative—Signal Shares	175
Management and Administrative—Institutional Shares	292
Management and Administrative—ETF Shares	1,946
Marketing and Distribution—Investor Shares	220
Marketing and Distribution—Admiral Shares	390
Marketing and Distribution—Signal Shares	62
Marketing and Distribution—Institutional Shares	179
Marketing and Distribution—ETF Shares	714
Custodian Fees	582
Auditing Fees	41
Shareholders’ Reports—Investor Shares	37
Shareholders’ Reports—Admiral Shares	18
Shareholders’ Reports—Signal Shares	3
Shareholders’ Reports—Institutional Shares	3
Shareholders’ Reports—ETF Shares	83
Trustees’ Fees and Expenses	7
Total Expenses	8,900
Net Investment Income	259,067
Realized Net Gain (Loss)
Investment Securities Sold	(248,054)
Futures Contracts	7,604
Foreign Currencies and Forward Currency Contracts	(1,821)
Realized Net Gain (Loss)	(242,271)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	486,856
Futures Contracts	(4,238)
Foreign Currencies and Forward Currency Contracts	(1,199)
Change in Unrealized Appreciation (Depreciation)	481,419
Net Increase (Decrease) in Net Assets Resulting from Operations	498,215

1 Dividends are net of foreign withholding taxes of $15,438,000.
2 Interest income from an affiliated company of the fund was $52,000.
See accompanying Notes, which are an integral part of the Financial Statements.

19

European Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	259,067	276,482
Realized Net Gain (Loss)	(242,271)	(270,598)
Change in Unrealized Appreciation (Depreciation)	481,419	(533,607)
Net Increase (Decrease) in Net Assets Resulting from Operations	498,215	(527,723)
Distributions
Net Investment Income
Investor Shares	(50,381)	(39,214)
Admiral Shares	(161,732)	(127,944)
Signal Shares	(15,220)	(11,677)
Institutional Shares	(43,491)	(24,552)
ETFShares	(188,016)	(130,385)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETFShares	—	—
Total Distributions	(458,840)	(333,772)
Capital Share Transactions
Investor Shares	(94,148)	(931,336)
Admiral Shares	(42,152)	739,377
Signal Shares	26,981	(11,702)
Institutional Shares	139,594	(695,500)
ETFShares	1,303,003	155,154
Net Increase (Decrease) from Capital Share Transactions	1,333,278	(744,007)
Total Increase (Decrease)	1,372,653	(1,605,502)
Net Assets
Beginning of Period	6,844,318	8,449,820
End of Period[1]	8,216,971	6,844,318

1 Net Assets—End of Period includes undistributed net investment income of $30,863,000 and $231,660,000.

See accompanying Notes, which are an integral part of the Financial Statements.

20

European Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$24.48	$27.15	$25.77	$21.99	$43.43
Investment Operations
Net Investment Income	.836	.882[1]	.768[1]	1.008	1.372[1]
Net Realized and Unrealized Gain (Loss)
on Investments	.925	(2.545)	1.594	4.269	(21.597)
Total from Investment Operations	1.761	(1.663)	2.362	5.277	(20.225)
Distributions
Dividends from Net Investment Income	(1.551)	(1.007)	(.982)	(1.497)	(1.215)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.551)	(1.007)	(.982)	(1.497)	(1.215)
Net Asset Value, End of Period	$24.69	$24.48	$27.15	$25.77	$21.99

Total Return[2]	7.77%	-6.35%	9.35%	26.25%	-47.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$760	$851	$1,884	$5,789	$10,534
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.26%	0.27%	0.22%
Ratio of Net Investment Income to
Average Net Assets	3.75%	3.46%	2.98%	3.80%	3.82%
Portfolio Turnover Rate[3]	7%	6%	11%	18%	15%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

European Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$57.09	$63.75	$60.51	$51.71	$102.09
Investment Operations
Net Investment Income	2.032	2.222[1]	1.758[1]	2.448	3.177[1]
Net Realized and Unrealized Gain (Loss)
on Investments	2.152	(6.020)	3.864	9.968	(50.618)
Total from Investment Operations	4.184	(3.798)	5.622	12.416	(47.441)
Distributions
Dividends from Net Investment Income	(3.734)	(2.862)	(2.382)	(3.616)	(2.939)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.734)	(2.862)	(2.382)	(3.616)	(2.939)
Net Asset Value, End of Period	$57.54	$57.09	$63.75	$60.51	$51.71

Total Return[2]	7.93%	-6.22%	9.49%	26.33%	-47.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,508	$2,531	$2,087	$1,700	$1,472
Ratio of Total Expenses to Average Net Assets	0.12%	0.14%	0.14%	0.16%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.89%	3.58%	3.10%	3.91%	3.92%
Portfolio Turnover Rate[3]	7%	6%	11%	18%	15%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

European Stock Index Fund

Financial Highlights

Signal Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$22.09	$24.68	$23.42	$20.01	$39.50
Investment Operations
Net Investment Income	.788	.852[1]	.686[1]	.947	1.255[1]
Net Realized and Unrealized Gain (Loss)
on Investments	.827	(2.327)	1.497	3.860	(19.616)
Total from Investment Operations	1.615	(1.475)	2.183	4.807	(18.361)
Distributions
Dividends from Net Investment Income	(1.445)	(1.115)	(.923)	(1.397)	(1.129)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.445)	(1.115)	(.923)	(1.397)	(1.129)
Net Asset Value, End of Period	$22.26	$22.09	$24.68	$23.42	$20.01

Total Return[2]	7.91%	-6.24%	9.52%	26.34%	-47.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$259	$227	$272	$245	$223
Ratio of Total Expenses to Average Net Assets	0.12%	0.14%	0.14%	0.16%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.89%	3.58%	3.10%	3.91%	3.92%
Portfolio Turnover Rate[3]	7%	6%	11%	18%	15%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

European Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$24.36	$27.20	$25.80	$22.04	$43.51
Investment Operations
Net Investment Income	.875	.898[1]	.764[1]	1.036	1.315[1]
Net Realized and Unrealized Gain (Loss)
on Investments	.912	(2.510)	1.644	4.277	(21.524)
Total from Investment Operations	1.787	(1.612)	2.408	5.313	(20.209)
Distributions
Dividends from Net Investment Income	(1.607)	(1.228)	(1.008)	(1.553)	(1.261)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.607)	(1.228)	(1.008)	(1.553)	(1.261)
Net Asset Value, End of Period	$24.54	$24.36	$27.20	$25.80	$22.04

Total Return[2]	7.95%	-6.19%	9.53%	26.45%	-47.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$762	$606	$1,349	$853	$3,316
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.09%
Ratio of Net Investment Income to
Average Net Assets	3.92%	3.62%	3.14%	3.95%	3.95%
Portfolio Turnover Rate[3]	7%	6%	11%	18%	15%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

European Stock Index Fund

Financial Highlights

MSCI Europe ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$45.66	$51.00	$48.41	$41.37	$81.66
Investment Operations
Net Investment Income	1.630	1.826[1]	1.420[1]	1.964	2.530[1]
Net Realized and Unrealized Gain (Loss)
on Investments	1.706	(4.860)	3.082	7.977	(40.464)
Total from Investment Operations	3.336	(3.034)	4.502	9.941	(37.934)
Distributions
Dividends from Net Investment Income	(2.986)	(2.306)	(1.912)	(2.901)	(2.356)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.986)	(2.306)	(1.912)	(2.901)	(2.356)
Net Asset Value, End of Period	$46.01	$45.66	$51.00	$48.41	$41.37

Total Return	7.95%	-6.22%	9.48%	26.33%	-47.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,928	$2,630	$2,858	$2,464	$1,754
Ratio of Total Expenses to Average Net Assets	0.12%	0.14%	0.14%	0.16%	0.11%
Ratio of Net Investment Income to
Average Net Assets	3.89%	3.58%	3.10%	3.91%	3.93%
Portfolio Turnover Rate[2]	7%	6%	11%	18%	15%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

European Stock Index Fund

Notes to Financial Statements

Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Plus Shares through October 31, 2012. ETF Shares, known as Vanguard MSCI Europe ETF shares, are listed for trading on the NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund

26

European Stock Index Fund

may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2012, the fund’s average investment in futures and forward currency contracts each represented less than 1% of net assets, based on quarterly average aggregate settlement values and average notional amounts, respectively.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions prior to May 23, 2012, were credited to paid-in capital.

27

European Stock Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2012, the fund had contributed capital of $1,093,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.44% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,739	8,178,378	—
Temporary Cash Investments	69,828	2,899	—
Futures Contracts— Liabilities[1]	(211)	—	—
Forward Currency Contracts—Liabilities	—	(312)	—
Total	71,356	8,180,965	—
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2012, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Liabilities	(211)	(312)	(523)

28

European Stock Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2012, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	7,604	—	7,604
Forward Currency Contracts	—	37	37
Realized Net Gain (Loss) on Derivatives	7,604	37	7,641

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(4,238)	—	(4,238)
Forward Currency Contracts	—	(840)	(840)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(4,238)	(840)	(5,078)

At October 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	December 2012	719	23,329	(362)
FTSE 100 Index	December 2012	190	17,644	(225)

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At October 31, 2012, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	12/21/12	EUR	18,282	USD	23,703	(190)
UBS AG	12/21/12	GBP	11,144	USD	17,951	(122)

EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

29

European Stock Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2012, the fund realized net foreign currency losses of $1,858,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2012, the fund realized gains on the sale of passive foreign investment companies of $834,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2012, had unrealized appreciation of $1,202,000, of which all has been distributed and is reflected in the balance of undistributed net investment income.

During the year ended October 31, 2012, the fund realized $80,476,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such losses are not taxable losses to the fund, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2012, the fund had $46,125,000 of ordinary income available for distribution. At October 31, 2012, the fund had available capital losses totaling $2,479,774,000 to offset future net capital gains. Of this amount, $2,316,734,000 is subject to expiration dates; $357,042,000 may be used to offset future net capital gains through October 31, 2016, $1,510,053,000 through October 31, 2017, $282,886,000 through October 31, 2018, and $166,753,000 through October 31, 2019. Capital losses of $163,040,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At October 31, 2012, the cost of investment securities for tax purposes was $10,961,440,000. Net unrealized depreciation of investment securities for tax purposes was $2,708,596,000, consisting of unrealized gains of $571,721,000 on securities that had risen in value since their purchase and $3,280,317,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2012, the fund purchased $2,607,205,000 of investment securities and sold $1,502,905,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,125,764,000 and $862,569,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

30

European Stock Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	88,573	3,787	121,497	4,542
Issued in Lieu of Cash Distributions	46,407	2,025	36,112	1,387
Redeemed[1]	(229,128)	(9,791)	(1,088,945)	(40,559)
Net Increase (Decrease)—Investor Shares	(94,148)	(3,979)	(931,336)	(34,630)
Admiral Shares
Issued	212,347	3,889	1,023,624	16,220
Issued in Lieu of Cash Distributions	137,957	2,580	109,472	1,806
Redeemed[1]	(392,456)	(7,211)	(393,719)	(6,429)
Net Increase (Decrease)—Admiral Shares	(42,152)	(742)	739,377	11,597
Signal Shares
Issued	79,558	3,832	90,567	3,747
Issued in Lieu of Cash Distributions	12,715	611	9,978	425
Redeemed[1]	(65,292)	(3,064)	(112,247)	(4,954)
Net Increase (Decrease)—Signal Shares	26,981	1,379	(11,702)	(782)
Institutional Shares
Issued	242,332	10,436	217,655	8,575
Issued in Lieu of Cash Distributions	27,573	1,198	13,369	517
Redeemed[1]	(130,311)	(5,485)	(926,524)	(33,822)
Net Increase (Decrease)—Institutional Shares	139,594	6,149	(695,500)	(24,730)
ETF Shares
Issued	2,146,900	47,989	766,622	14,671
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(843,897)	(20,200)	(611,468)	(13,100)
Net Increase (Decrease)—ETF Shares	1,303,003	27,789	155,154	1,571

1 Net of redemption fees for fiscal 2012 and 2011 of $53,000 and $291,000, respectively (fund totals). Effective May 23, 2012, the redemption fee was eliminated.

H. In preparing the financial statements as of October 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

On October 2, 2012, Vanguard announced an upcoming change in the fund’s benchmark index from the MSCI European Index to the FTSE Developed Europe Index. The fund’s investment objective is not changing. The transition to the new benchmark is expected to be completed over several months, and will require some turnover of holdings with resulting transaction costs. Vanguard will seek to minimize trading impact through efficient portfolio trading.

31

Pacific Stock Index Fund

Fund Profile
As of October 31, 2012

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	MSCI Pacific
	Shares	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VPACX	VPADX	VPASX	VPKIX	VPL
Expense Ratio[1]	0.26%	0.14%	0.14%	0.10%	0.14%

Portfolio Characteristics
			MSCI AC
		MSCI	World
		Pacific	Index
	Fund	Index	ex USA
Number of Stocks	467	464	1,832
Median Market Cap	$17.8B	$17.8B	$28.0B
Price/Earnings Ratio	14.2x	14.3x	14.4x
Price/Book Ratio	1.1x	1.1x	1.4x
Return on Equity	11.2%	11.2%	16.9%
Earnings Growth Rate	-1.0%	-1.0%	4.9%
Dividend Yield	3.2%	3.2%	3.4%
Turnover Rate	4%	—	—
Short-Term Reserves	-0.3%	—	—

Sector Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		Pacific	Index
	Fund	Index	ex USA
Consumer Discretionary 13.3%		13.3%	9.1%
Consumer Staples	6.7	6.7	10.4
Energy	2.5	2.5	10.9
Financials	32.4	32.5	25.1
Health Care	5.3	5.3	7.4
Industrials	15.7	15.7	10.5
Information Technology	6.9	6.8	6.2
Materials	10.0	10.0	11.1
Telecommunication
Services	3.9	3.9	5.6
Utilities	3.3	3.3	3.7

Volatility Measures
	MSCI	MSCI AC
	Pacific	World Index
	Index	ex USA
R-Squared	0.94	0.86
Beta	0.99	0.76

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
BHP Billiton Ltd.	Diversified Metals &
	Mining	3.2%
Toyota Motor Corp.	Automobile
	Manufacturers	3.0
Commonwealth Bank of
Australia	Diversified Banks	2.7
Westpac Banking Corp.	Diversified Banks	2.3
Australia & New Zealand
Banking Group Ltd.	Diversified Banks	2.0
National Australia Bank
Ltd.	Diversified Banks	1.7
Mitsubishi UFJ Financial
Group Inc.	Diversified Banks	1.6
Honda Motor Co Ltd.	Automobile
	Manufacturers	1.4
Sumitomo Mitsui
Financial Group Inc.	Diversified Banks	1.2
AIA Group Ltd.	Life & Health
	Insurance	1.1
Top Ten		20.2%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 30, 2012 (February 28, 2012, for ETF Shares), and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2012, the expense ratios were 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.09% for Institutional Shares, and 0.12% for MSCI Pacific ETF Shares.

32

Pacific Stock Index Fund

Market Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		Pacific	Index
	Fund	Index	ex USA
Europe	0.0%	0.0%	44.7%
Pacific
Japan	58.0%	57.9%	13.3%
Australia	26.9	26.9	6.2
Hong Kong	9.2	9.3	2.1
Singapore	5.5	5.5	1.3
Other	0.4	0.4	0.1
Subtotal	100.0%	100.0%	23.0%
Emerging Markets	0.0%	0.0%	23.7%
North America	0.0%	0.0%	8.2%
Middle East	0.0%	0.0%	0.4%

33

Pacific Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2002, Through October 31, 2012
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended October 31, 2012

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment

Pacific Stock Index Fund Investor
Shares	3.47%	-4.76%	7.37%	$20,368

MSCI Pacific Index	1.97	-4.54	7.42	20,457

Japan/Pacific Region Funds Average	4.49	-6.30	5.40	16,923
MSCI All Country World Index ex
USA	4.48	-4.63	9.79	25,440

Japan/Pacific Region Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Pacific Stock Index Fund Admiral Shares	3.65%	-4.64%	7.49%	$20,587
MSCI Pacific Index	1.97	-4.54	7.42	20,457
MSCI All Country World Index ex USA	4.48	-4.63	9.79	25,440

See Financial Highlights for dividend and capital gains information.

34

Pacific Stock Index Fund

		Average Annual Total Returns
		Periods Ended October 31, 2012
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(6/4/2007)	Investment
Pacific Stock Index Fund Signal Shares	3.64%	-4.65%	-3.31%	$8,335
MSCI Pacific Index	1.97	-4.54	-3.38	8,305
MSCI All Country World Index ex USA	4.48	-4.63	-2.65	8,647

"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Pacific Stock Index Fund Institutional Shares	3.65%	-4.61%	7.54%	$10,341,510
MSCI Pacific Index	1.97	-4.54	7.42	10,228,626
MSCI All Country World Index ex USA	4.48	-4.63	9.79	12,719,951

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(3/4/2005)	Investment
MSCI Pacific ETF Shares
Net Asset Value	3.65%	-4.64%	2.56%	$12,137
MSCI Pacific Index	1.97	-4.54	2.54	12,120
MSCI All Country World Index ex USA	4.48	-4.63	4.47	13,980

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: March 4, 2005, Through October 31, 2012
			Since
	One	Five	Inception
	Year	Years	(3/4/2005)
MSCI Pacific ETF Shares Market Price	3.82%	-21.20%	21.25%
MSCI Pacific ETF Shares Net Asset Value	3.65	-21.16	21.37
MSCI Pacific Index	1.97	-20.75	21.20

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

35

Pacific Stock Index Fund

Fiscal-Year Total Returns (%): October 31, 2002, Through October 31, 2012

Pacific Stock Index Fund Investor Shares
MSCI Pacific Index

For a benchmark description, see the Glossary.

Average Annual Total Returns: Periods Ended September 30, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	8.48%	-4.11%	7.00%
Admiral Shares	8/13/2001	8.58	-4.01	7.13
Signal Shares	6/4/2007	8.58	-4.01	-3.391
Institutional Shares	5/15/2000	8.70	-3.96	7.19
MSCI Pacific ETF Shares	3/4/2005
Market Price		9.01	-4.08	2.53[1]
Net Asset Value		8.58	-4.00	2.57[1]
1 Return since inception.

36

Pacific Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Australia
BHP Billiton Ltd.	3,564,717	126,211	3.2%
Commonwealth Bank of Australia	1,760,153	105,408	2.7%
Westpac Banking Corp.	3,377,482	89,294	2.3%
Australia & New Zealand Banking Group Ltd.	2,962,432	78,153	2.0%
National Australia Bank Ltd.	2,475,639	66,161	1.7%
Woolworths Ltd.	1,360,477	41,497	1.1%
Wesfarmers Ltd.	1,112,708	40,113	1.0%
Rio Tinto Ltd.	481,740	28,401	0.7%
CSL Ltd.	564,228	27,828	0.7%
Westfield Group	2,384,960	26,364	0.7%
Woodside Petroleum Ltd.	728,678	25,982	0.7%
Newcrest Mining Ltd.	794,333	21,908	0.6%
Telstra Corp. Ltd.	4,809,924	20,671	0.5%
QBE Insurance Group Ltd.	1,304,672	17,824	0.4%
SP AusNet	1,851,010	2,036	0.1%
Australia—Other †		319,848	8.2%
		1,037,699	26.6%

Hong Kong
AIA Group Ltd.	11,317,842	44,632	1.1%
Sun Hung Kai Properties Ltd.	1,736,118	24,000	0.6%
Hutchison Whampoa Ltd.	2,357,531	23,096	0.6%
Cheung Kong Holdings Ltd.	1,537,636	22,664	0.6%
Hong Kong Exchanges and Clearing Ltd.	1,133,644	18,606	0.5%
CLP Holdings Ltd.	1,993,150	16,982	0.4%
Hong Kong—Other †		209,919	5.4%
		359,899	9.2%

37

Pacific Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Japan
Toyota Motor Corp.	3,049,571	117,583	3.0%
Mitsubishi UFJ Financial Group Inc.	14,083,826	63,715	1.6%
Honda Motor Co. Ltd.	1,802,427	54,187	1.4%
Sumitomo Mitsui Financial Group Inc.	1,485,159	45,382	1.2%
Canon Inc.	1,253,442	40,736	1.0%
Takeda Pharmaceutical Co. Ltd.	873,048	40,580	1.0%
Mizuho Financial Group Inc.	25,258,881	39,522	1.0%
FANUCCorp.	211,954	33,768	0.9%
Softbank Corp.	979,815	30,945	0.8%
Mitsubishi Corp.	1,553,918	27,742	0.7%
Japan Tobacco Inc.	995,100	27,517	0.7%
Mitsubishi Estate Co. Ltd.	1,383,914	27,388	0.7%
Hitachi Ltd.	5,127,813	27,194	0.7%
Mitsui & Co. Ltd.	1,921,145	27,079	0.7%
East Japan Railway Co.	376,012	25,808	0.7%
Seven & I Holdings Co. Ltd.	833,114	25,693	0.7%
Shin-EtsuChemical Co. Ltd.	453,957	25,632	0.7%
NTT DOCOMO Inc.	16,892	24,477	0.6%
Astellas Pharma Inc.	491,551	24,449	0.6%
KDDI Corp.	297,500	23,110	0.6%
Nissan Motor Co. Ltd.	2,748,662	22,988	0.6%
Nippon Telegraph & Telephone Corp.	482,817	22,078	0.6%
Komatsu Ltd.	1,032,109	21,627	0.5%
Tokio Marine Holdings Inc.	800,190	21,181	0.5%
Mitsui Fudosan Co. Ltd.	926,580	18,731	0.5%
Nippon Steel & Sumitomo Metal Corp.	8,396,513	18,534	0.5%
NTT Data Corp.	1,390	4,530	0.1%
Daihatsu Motor Co. Ltd.	212,557	3,720	0.1%
Hino Motors Ltd.	285,209	2,205	0.1%
NTT Urban Development Corp.	1,273	1,049	0.0%
Japan—Other †		1,351,520	34.6%
		2,240,670	57.4%

New Zealand †		14,652	0.4%

Singapore
Singapore Telecommunications Ltd.	8,813,109	23,214	0.6%
DBSGroup Holdings Ltd.	2,008,779	22,813	0.6%
Oversea-ChineseBanking Corp. Ltd.	2,852,594	21,201	0.6%
United Overseas Bank Ltd.	1,407,267	20,986	0.5%
Singapore Airlines Ltd.	594,226	5,150	0.1%
Singapore Technologies Engineering Ltd.	1,693,055	4,873	0.1%
Global Logistic Properties Ltd.	2,283,673	4,791	0.1%
StarHub Ltd.	669,567	2,014	0.1%
^,* Neptune Orient Lines Ltd.	999,571	946	0.0%
Singapore—Other †		107,388	2.8%
		213,376	5.5%
Total Common Stocks (Cost $5,297,373)		3,866,296	99.1%[1]

38

Pacific Stock Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.167%	97,522,889	97,523	2.5%

4U.S. Government and Agency Obligations †			1,800	0.0%
Total Temporary Cash Investments (Cost $99,324)			99,323	2.5%[1]
Total Investments (Cost $5,396,697)			3,965,619	101.6%
Other Assets and Liabilities
Other Assets			28,395	0.7%
Liabilities[3]			(90,986)	(2.3%)
			(62,591)	(1.6%)
Net Assets			3,903,028	100.0%

At October 31, 2012, net assets consisted of:
				Amount
				($000)
Paid-in Capital				6,494,576
Undistributed Net Investment Income				38,393
Accumulated Net Realized Losses				(1,198,893)
Unrealized Appreciation (Depreciation)
Investment Securities				(1,431,078)
Futures Contracts				640
Forward Currency Contracts				(15)
Foreign Currencies				(595)
Net Assets				3,903,028

Investor Shares—Net Assets
Applicable to 37,354,385 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				359,722
Net Asset Value Per Share—Investor Shares				$9.63

Admiral Shares—Net Assets
Applicable to 22,630,681 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,415,341
Net Asset Value Per Share—Admiral Shares				$62.54

Signal Shares—Net Assets
Applicable to 7,311,303 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				158,806
Net Asset Value Per Share—Signal Shares				$21.72

39

Pacific Stock Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 42,457,814 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	406,336
Net Asset Value Per Share—Institutional Shares	$9.57

ETF Shares—Net Assets
Applicable to 30,902,508 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,562,823
Net Asset Value Per Share—ETF Shares	$50.57

• See Note A in Notes to Financial Statements.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $68,332,000.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $77,505,000 of collateral received for securities on loan.
4 Securities with a value of $800,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

40

Pacific Stock Index Fund

Statement of Operations

Year Ended
October 31, 2012
($000)
Investment Income
Income
Dividends[1]	121,977
Interest[2]	31
Security Lending	1,327
Total Income	123,335
Expenses
The Vanguard Group—Note B
Investment Advisory Services	330
Management and Administrative—Investor Shares	785
Management and Administrative—Admiral Shares	1,112
Management and Administrative—Signal Shares	111
Management and Administrative—Institutional Shares	141
Management and Administrative—ETF Shares	1,078
Marketing and Distribution—Investor Shares	117
Marketing and Distribution—Admiral Shares	238
Marketing and Distribution—Signal Shares	37
Marketing and Distribution—Institutional Shares	108
Marketing and Distribution—ETF Shares	332
Custodian Fees	553
Auditing Fees	41
Shareholders’ Reports—Investor Shares	20
Shareholders’ Reports—Admiral Shares	9
Shareholders’ Reports—Signal Shares	2
Shareholders’ Reports—Institutional Shares	3
Shareholders’ Reports—ETF Shares	57
Trustees’ Fees and Expenses	4
Total Expenses	5,078
Net Investment Income	118,257
Realized Net Gain (Loss)
Investment Securities Sold	(41,556)
Futures Contracts	(2,150)
Foreign Currencies and Forward Currency Contracts	634
Realized Net Gain (Loss)	(43,072)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	64,870
Futures Contracts	(369)
Foreign Currencies and Forward Currency Contracts	(853)
Change in Unrealized Appreciation (Depreciation)	63,648
Net Increase (Decrease) in Net Assets Resulting from Operations	138,833

1 Dividends are net of foreign withholding taxes of $3,039,000.
2 Interest income from an affiliated company of the fund was $29,000.
See accompanying Notes, which are an integral part of the Financial Statements.

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Pacific Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	118,257	124,465
Realized Net Gain (Loss)	(43,072)	(75,684)
Change in Unrealized Appreciation (Depreciation)	63,648	(169,625)
Net Increase (Decrease) in Net Assets Resulting from Operations	138,833	(120,844)
Distributions
Net Investment Income
Investor Shares	(17,476)	(16,209)
Admiral Shares	(65,357)	(61,136)
Signal Shares	(6,988)	(6,438)
Institutional Shares	(17,523)	(15,525)
ETFShares	(70,320)	(60,867)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETFShares	—	—
Total Distributions	(177,664)	(160,175)
Capital Share Transactions
Investor Shares	(73,776)	(409,292)
Admiral Shares	(18,920)	408,150
Signal Shares	10,702	(8,847)
Institutional Shares	52,277	(432,407)
ETFShares	106,558	103,279
Net Increase (Decrease) from Capital Share Transactions	76,841	(339,117)
Total Increase (Decrease)	38,010	(620,136)
Net Assets
Beginning of Period	3,865,018	4,485,154
End of Period[1]	3,903,028	3,865,018

1 Net Assets—End of Period includes undistributed net investment income of $38,393,000 and $96,544,000.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Pacific Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.74	$10.40	$9.61	$7.94	$14.19
Investment Operations
Net Investment Income	.278	.289[1]	.243[1]	.189[1]	.281
Net Realized and Unrealized Gain (Loss)
on Investments	.037	(.619)	.803	1.621	(6.228)
Total from Investment Operations	.315	(.330)	1.046	1.810	(5.947)
Distributions
Dividends from Net Investment Income	(.425)	(.330)	(.256)	(.140)	(.303)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.425)	(.330)	(.256)	(.140)	(.303)
Net Asset Value, End of Period	$9.63	$9.74	$10.40	$9.61	$7.94

Total Return[2]	3.47%	-3.45%	11.09%	23.23%	-42.71%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$360	$438	$868	$2,846	$5,065
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.26%	0.27%	0.22%
Ratio of Net Investment Income to
Average Net Assets	2.93%	2.85%	2.37%	2.42%	2.32%
Portfolio Turnover Rate[3]	4%	4%	3%	8%	9%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Pacific Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$63.28	$68.06	$62.95	$52.04	$92.94
Investment Operations
Net Investment Income	1.905	2.051[1]	1.533[1]	1.386[1]	1.933
Net Realized and Unrealized Gain (Loss)
on Investments	.249	(4.080)	5.337	10.531	(40.773)
Total from Investment Operations	2.154	(2.029)	6.870	11.917	(38.840)
Distributions
Dividends from Net Investment Income	(2.894)	(2.751)	(1.760)	(1.007)	(2.060)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.894)	(2.751)	(1.760)	(1.007)	(2.060)
Net Asset Value, End of Period	$62.54	$63.28	$68.06	$62.95	$52.04

Total Return[2]	3.65%	-3.33%	11.13%	23.38%	-42.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,415	$1,451	$1,165	$849	$737
Ratio of Total Expenses to Average Net Assets	0.12%	0.14%	0.14%	0.16%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.07%	2.97%	2.49%	2.53%	2.42%
Portfolio Turnover Rate[3]	4%	4%	3%	8%	9%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Pacific Stock Index Fund

Financial Highlights

Signal Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$21.98	$23.64	$21.87	$18.08	$32.28
Investment Operations
Net Investment Income	.662	.695[1]	.541[1]	.481[1]	.667
Net Realized and Unrealized Gain (Loss)
on Investments	.083	(1.394)	1.840	3.658	(14.158)
Total from Investment Operations	.745	(.699)	2.381	4.139	(13.491)
Distributions
Dividends from Net Investment Income	(1.005)	(.961)	(.611)	(.349)	(.709)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.005)	(.961)	(.611)	(.349)	(.709)
Net Asset Value, End of Period	$21.72	$21.98	$23.64	$21.87	$18.08

Total Return[2]	3.64%	-3.31%	11.10%	23.38%	-42.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$159	$149	$171	$159	$150
Ratio of Total Expenses to Average Net Assets	0.12%	0.14%	0.14%	0.16%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.07%	2.97%	2.49%	2.53%	2.42%
Portfolio Turnover Rate[3]	4%	4%	3%	8%	9%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units. See accompanying Notes, which are an integral part of the Financial Statements.

45

Pacific Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.69	$10.42	$9.63	$7.96	$14.22
Investment Operations
Net Investment Income	.295	.303[1]	.243[1]	.215[1]	.300
Net Realized and Unrealized Gain (Loss)
on Investments	.034	(.609)	.816	1.613	(6.242)
Total from Investment Operations	.329	(.306)	1.059	1.828	(5.942)
Distributions
Dividends from Net Investment Income	(.449)	(.424)	(.269)	(.158)	(.318)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.449)	(.424)	(.269)	(.158)	(.318)
Net Asset Value, End of Period	$9.57	$9.69	$10.42	$9.63	$7.96

Total Return[2]	3.65%	-3.29%	11.22%	23.46%	-42.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$406	$354	$799	$487	$1,610
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.09%
Ratio of Net Investment Income to
Average Net Assets	3.10%	3.01%	2.53%	2.57%	2.45%
Portfolio Turnover Rate[3]	4%	4%	3%	8%	9%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Pacific Stock Index Fund

Financial Highlights

MSCI Pacific ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$51.18	$55.06	$50.92	$42.10	$75.17
Investment Operations
Net Investment Income	1.544	1.638[1]	1.265[1]	1.109[1]	1.573
Net Realized and Unrealized Gain (Loss)
on Investments	.190	(3.275)	4.296	8.534	(32.974)
Total from Investment Operations	1.734	(1.637)	5.561	9.643	(31.401)
Distributions
Dividends from Net Investment Income	(2.344)	(2.243)	(1.421)	(.823)	(1.669)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.344)	(2.243)	(1.421)	(.823)	(1.669)
Net Asset Value, End of Period	$50.57	$51.18	$55.06	$50.92	$42.10

Total Return	3.65%	-3.34%	11.11%	23.38%	-42.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,563	$1,472	$1,482	$1,288	$1,186
Ratio of Total Expenses to Average Net Assets	0.12%	0.14%	0.14%	0.16%	0.11%
Ratio of Net Investment Income to
Average Net Assets	3.07%	2.97%	2.49%	2.53%	2.43%
Portfolio Turnover Rate[2]	4%	4%	3%	8%	9%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Pacific Stock Index Fund

Notes to Financial Statements

Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Plus Shares through October 31, 2012. ETF Shares, known as Vanguard MSCI Pacific ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks

48

Pacific Stock Index Fund

associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2012, the fund’s average investment in futures and forward currency contracts each represented less than 1% of net assets, based on quarterly average aggregate settlement values and average notional amounts, respectively.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions prior to May 23, 2012, were credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

49

Pacific Stock Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2012, the fund had contributed capital of $543,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.22% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,594	3,863,702	—
Temporary Cash Investments	97,523	1,800	—
Futures Contracts— Assets[1]	1,299	—	—
Forward Currency Contracts—Assets	—	21	—
Forward Currency Contracts—Liabilities	—	(36)
Total	101,416	3,865,487	—
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2012, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	1,299	21	1,320
Liabilities	—	(36)	(36)

50

Pacific Stock Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2012, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(2,150)	—	(2,150)
Forward Currency Contracts	—	650	650
Realized Net Gain (Loss) on Derivatives	(2,150)	650	(1,500)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(369)	—	(369)
Forward Currency Contracts	—	(732)	(732)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(369)	(732)	(1,101)

At October 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Topix Index	December 2012	238	22,064	325
S&P ASX 200 Index	December 2012	109	12,727	315

At October 31, 2012, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	12/21/12	AUD	8,367	USD	8,641	(27)
UBS AG	12/21/12	AUD	3,601	USD	3,719	21
UBS AG	12/18/12	JPY	24,309	USD	304	(9)

AUD—Australian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss

51

Pacific Stock Index Fund

are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2012, the fund realized net foreign currency losses of $16,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2012, the fund realized gains on the sale of passive foreign investment companies of $1,272,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2012, had unrealized appreciation of $12,150,000, of which all has been distributed and is reflected in the balance of undistributed net investment income.

During the year ended October 31, 2012, the fund realized $4,648,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2012, the fund had $58,731,000 of ordinary income available for distribution. At October 31, 2012, the fund had available capital losses totaling $1,198,896,000 to offset future net capital gains. Of this amount, $1,149,166,000 is subject to expiration dates; $4,674,000 may be used to offset future net capital gains through October 31, 2013, $453,022,000 through October 31, 2016, $607,343,000 through October 31, 2017, $29,742,000 through October 31, 2018 and $54,385,000 through October 31, 2019. Capital losses of $49,730,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At October 31, 2012, the cost of investment securities for tax purposes was $5,408,859,000. Net unrealized depreciation of investment securities for tax purposes was $1,443,240,000, consisting of unrealized gains of $255,305,000 on securities that had risen in value since their purchase and $1,698,545,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2012, the fund purchased $266,321,000 of investment securities and sold $252,127,000 of investment securities, other than temporary cash investments. Purchases and sales include $130,204,000 and $45,927,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

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Pacific Stock Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	49,933	5,226	97,456	9,225
Issued in Lieu of Cash Distributions	16,492	1,790	15,294	1,433
Redeemed[1]	(140,201)	(14,674)	(522,042)	(49,125)
Net Increase (Decrease)—Investor Shares	(73,776)	(7,658)	(409,292)	(38,467)
Admiral Shares
Issued	151,422	2,438	569,343	8,201
Issued in Lieu of Cash Distributions	55,767	931	52,035	751
Redeemed[1]	(226,109)	(3,668)	(213,228)	(3,135)
Net Increase (Decrease)—Admiral Shares	(18,920)	(299)	408,150	5,817
Signal Shares
Issued	38,598	1,789	48,013	2,008
Issued in Lieu of Cash Distributions	5,989	288	5,823	242
Redeemed[1]	(33,885)	(1,557)	(62,683)	(2,694)
Net Increase (Decrease)—Signal Shares	10,702	520	(8,847)	(444)
Institutional Shares
Issued	114,210	12,230	63,371	6,109
Issued in Lieu of Cash Distributions	11,206	1,220	10,333	974
Redeemed[1]	(73,139)	(7,551)	(506,111)	(47,249)
Net Increase (Decrease)—Institutional Shares	52,277	5,899	(432,407)	(40,166)
ETF Shares
Issued	131,814	2,637	160,710	2,943
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(25,256)	(500)	(57,431)	(1,100)
Net Increase (Decrease)—ETF Shares	106,558	2,137	103,279	1,843

1 Net of redemption fees for fiscal 2012 and 2011 of $35,000 and $45,000, respectively (fund totals). Effective May 23, 2012, the redemption fee was eliminated.

H. In preparing the financial statements as of October 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

On October 2, 2012, Vanguard announced an upcoming change in the fund’s benchmark index from the MSCI Pacific Index to the FTSE Developed Asia Pacific Index. The fund’s investment objective is not changing. The transition to the new benchmark is expected to be completed over several months, and will require some turnover of holdings with resulting transaction costs. Vanguard will seek to minimize trading impact through efficient portfolio trading.

53

Emerging Markets Stock Index Fund

Fund Profile
As of October 31, 2012

Share-Class Characteristics
MSCI
Emerging
	Investor	Admiral	Signal	Institutional	Institutional	Markets
	Shares	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	VEIEX	VEMAX	VERSX	VEMIX	VEMRX	VWO
Expense Ratio[1]	0.33%	0.20%	0.20%	0.13%	0.10%	0.20%

Portfolio Characteristics
		MSCI	MSCI AC
		Emerging	World
		Markets	Index
	Fund	Index	ex USA
Number of Stocks	898	811	1,832
Median Market Cap	$17.1B	$17.8B	$28.0B
Price/Earnings Ratio	12.9x	12.5x	14.4x
Price/Book Ratio	1.7x	1.6x	1.4x
Return on Equity	19.7%	19.4%	16.9%
Earnings Growth Rate	14.4%	14.4%	4.9%
Dividend Yield	2.5%	2.8%	3.4%
Turnover Rate	8%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
		MSCI	MSCI AC
		Emerging	World
		Markets	Index
	Fund	Index	ex USA
Consumer Discretionary	8.0%	7.9%	9.1%
Consumer Staples	8.6	8.7	10.4
Energy	13.0	13.4	10.9
Financials	25.6	25.4	25.1
Health Care	1.3	1.3	7.4
Industrials	6.4	6.5	10.5
Information Technology 13.7		13.3	6.2
Materials	11.8	11.9	11.1
Telecommunication
Services	8.0	8.0	5.6
Utilities	3.6	3.6	3.7

Volatility Measures
	MSCI	MSCI AC
	Emerging	World Index
	Markets Index	ex USA
R-Squared	0.98	0.90
Beta	1.01	1.09

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Samsung Electronics Co
Ltd.	Semiconductors	4.1%
Taiwan Semiconductor
Manufacturing Co. Ltd.	Semiconductors	2.1
Petroleo Brasileiro SA	Integrated Oil & Gas	2.1
China Mobile Ltd.	Wireless
	Telecommunication
	Services	1.9
Vale SA	Diversified Metals &
	Mining	1.7
China Construction Bank
Corp.	Diversified Banks	1.5
America Movil SAB de	Wireless
CV	Telecommunication
	Services	1.4
Gazprom OAO	Integrated Oil & Gas	1.4
Industrial & Commercial
Bank of China Ltd.	Diversified Banks	1.2
CNOOC Ltd.	Oil & Gas Exploration
	& Production	1.0
Top Ten		18.4%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 30, 2012 (February 28, 2012, for ETF Shares), and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2012, the expense ratios were 0.33% for Investor Shares, 0.18% for Admiral Shares, 0.18% for Signal Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.18% for MSCI Emerging Markets ETF Shares.

54

Emerging Markets Stock Index Fund

Market Diversification (% of equity exposure)
		MSCI	MSCI AC
		Emerging	World
		Markets	Index
	Fund	Index	ex USA
Europe	0.0%	0.0%	44.7%
Pacific	0.0%	0.0%	23.0%
Emerging Markets
China	18.4%	18.4%	4.4%
South Korea	15.3	15.2	3.6
Brazil	12.5	12.5	3.0
Taiwan	10.4	10.5	2.5
South Africa	7.8	7.6	1.8
India	6.9	6.8	1.6
Russia	5.9	5.9	1.4
Mexico	5.2	5.1	1.2
Malaysia	3.8	3.8	0.9
Indonesia	2.8	2.8	0.7
Thailand	2.2	2.2	0.5
Turkey	1.9	1.9	0.4
Chile	1.9	1.9	0.4
Poland	1.5	1.5	0.3
Colombia	1.1	1.3	0.3
Other	2.4	2.6	0.7
Subtotal	100.0%	100.0%	23.7%
North America	0.0%	0.0%	8.2%
Middle East	0.0%	0.0%	0.4%

55

Emerging Markets Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2002, Through October 31, 2012
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended October 31, 2012

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment

Emerging Markets Stock Index Fund
Investor Shares	3.30%	-4.06%	15.80%	$43,347

Spliced Emerging Markets Index	2.63	-3.47	16.23	44,978

Emerging Markets Funds Average	3.52	-4.98	14.64	39,197
MSCI All Country World Index ex
USA	4.48	-4.63	9.79	25,440

For a benchmark description, see the Glossary.
Emerging Markets Funds Average: Derived from data provided by Lipper Inc.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(6/23/2006)	Investment
Emerging Markets Stock Index Fund Admiral
Shares	3.49%	-3.94%	7.81%	$16,132
Spliced Emerging Markets Index	2.63	-3.47	8.04	16,348
MSCI All Country World Index ex USA	4.48	-4.63	2.77	11,895

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

56

Emerging Markets Stock Index Fund

		Average Annual Total Returns
		Periods Ended October 31, 2012

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(1/19/2007)	Investment
Emerging Markets Stock Index Fund Signal
Shares	3.46%	-3.94%	4.00%	$12,548
MSCI Emerging Markets Index	2.63	-3.47	4.28	12,742
MSCI All Country World Index ex USA	4.48	-4.63	-0.29	9,833

"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Emerging Markets Stock Index Fund
Institutional Shares	3.54%	-3.88%	16.01%	$22,069,630
Spliced Emerging Markets Index	2.63	-3.47	16.23	22,489,170
MSCI All Country World Index ex USA	4.48	-4.63	9.79	12,719,951

		Since	Final Value
	One	Inception	of a $100,000,000
	Year	(12/15/2010)	Investment
Emerging Markets Stock Index Fund
Institutional Plus Shares	3.56%	-3.65%	$93,260,907
MSCI Emerging Markets Index	2.63	-3.59	91,552,192

MSCI All Country World Index ex USA	4.48	-0.17	99,689,142

"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(3/4/2005)	Investment
MSCI Emerging Markets ETF Shares
Net Asset Value	3.47%	-3.94%	9.15%	$19,550
Spliced Emerging Markets Index	2.63	-3.47	9.41	19,921
MSCI All Country World Index ex USA	4.48	-4.63	4.52	14,031

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

57

Emerging Markets Stock Index Fund

Cumulative Returns of ETF Shares: March 4, 2005, Through October 31, 2012
			Since
	One	Five	Inception
	Year	Years	(3/4/2005)
MSCI Emerging MarketsETF Shares Market
Price	3.58%	-18.91%	94.57%
MSCI Emerging MarketsETF Shares Net
Asset Value	3.47	-18.21	95.50
Spliced Emerging Markets Index	2.63	-16.17	99.21
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): October 31, 2002, Through October 31, 2012

Emerging Markets Stock Index Fund Investor Shares
Spliced Emerging Markets Index

For a benchmark description, see the Glossary.

58

Emerging Markets Stock Index Fund

Average Annual Total Returns: Periods Ended September 30, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/4/1994	17.74%	-1.73%	16.58%
Admiral Shares	6/23/2006	17.94	-1.59	7.99[1]
Signal Shares	1/19/2007	17.92	-1.60	4.141
Institutional Shares	6/22/2000	18.00	-1.54	16.79
Institutional Plus Shares	12/15/2010	18.04	—	-3.60[1]
MSCI Emerging Markets ETF	3/4/2005
Shares
Market Price		20.58	-1.62	9.27[1]
Net Asset Value		17.90	-1.60	9.31[1]
1 Return since inception.

59

Emerging Markets Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Brazil
Petroleo Brasileiro SA ADR Type A	27,467,478	563,907	0.8%
Vale SA Class B Pfd. ADR	29,208,019	519,611	0.7%
Itau Unibanco Holding SA ADR	33,733,864	491,840	0.7%
Cia de Bebidas das Americas ADR	10,669,175	435,196	0.6%
Petroleo Brasileiro SA ADR	19,942,785	422,986	0.6%
^ Banco Bradesco SA ADR	26,742,590	418,789	0.6%
Vale SA Class B ADR	18,811,855	344,633	0.5%
Petroleo Brasileiro SA Prior Pfd.	28,882,557	295,786	0.4%
Petroleo Brasileiro SA	19,544,940	206,896	0.3%
Vale SA Prior Pfd.	10,771,550	192,780	0.3%
Vale SA	7,219,610	133,120	0.2%
Brazil—Other †		4,883,881	6.8%
		8,909,425	12.5%

Chile †		1,347,220	1.9%

China
ChinaMobile Ltd.	119,760,667	1,328,355	1.9%
ChinaConstruction Bank Corp.	1,433,473,938	1,074,627	1.5%
Industrial & Commercial Bank of China Ltd.	1,293,761,003	851,941	1.2%
CNOOCLtd.	354,935,752	730,450	1.0%
Tencent Holdings Ltd.	20,147,172	708,666	1.0%
Bank of China Ltd.	1,495,778,277	612,794	0.9%
PetroChina Co. Ltd.	419,337,679	569,007	0.8%
ChinaLife Insurance Co. Ltd.	147,892,470	434,879	0.6%
ChinaPetroleum & Chemical Corp.	333,511,540	351,480	0.5%
Ping An Insurance Group Co. of China Ltd.	37,321,988	293,707	0.4%
ChinaShenhua Energy Co. Ltd.	67,546,825	286,209	0.4%
ChinaOverseas Land & Investment Ltd.	81,215,076	211,472	0.3%
Agricultural Bank of China Ltd.	431,373,765	185,862	0.3%

60

Emerging Markets Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
	ChinaTelecom Corp. Ltd.	275,811,683	163,184	0.2%
	ChinaUnicom Hong Kong Ltd.	93,671,048	151,010	0.2%
	Kunlun Energy Co. Ltd.	64,075,230	118,609	0.2%
^	ChinaResources Land Ltd.	40,366,000	91,567	0.1%
	ChinaCommunications Construction Co. Ltd.	89,633,704	83,663	0.1%
	ChinaCoal Energy Co. Ltd.	83,338,000	82,355	0.1%
	ChinaResources Power Holdings Co. Ltd.	38,194,548	81,669	0.1%
	ChinaResources Enterprise Ltd.	24,339,460	78,858	0.1%
	ChinaMerchants Holdings International Co. Ltd.	22,653,510	74,728	0.1%
	ChinaCitic Bank Corp. Ltd.	147,014,919	74,698	0.1%
	Dongfeng Motor Group Co. Ltd.	55,228,044	68,306	0.1%
	ChinaOilfield Services Ltd.	31,390,000	59,228	0.1%
	Sinopharm Group Co. Ltd.	16,147,200	54,110	0.1%
	ChinaState Construction International Holdings Ltd.	34,155,472	40,486	0.1%
	ChinaRailway Group Ltd.	77,121,608	39,100	0.1%
^	ChinaRailway Construction Corp. Ltd.	38,477,265	38,013	0.1%
^	Citic Pacific Ltd.	25,274,874	32,098	0.1%
	ChinaResources Gas Group Ltd.	14,246,000	31,508	0.1%
^	CSR Corp. Ltd.	40,409,877	31,200	0.1%
	ChinaLongyuan Power Group Corp.	45,374,000	29,430	0.1%
*	ChinaTaiping Insurance Holdings Co. Ltd.	17,080,007	29,126	0.1%
^	Air China Ltd.	38,763,548	27,389	0.0%
	ChinaCommunications Services Corp. Ltd.	47,847,973	26,887	0.0%
^	ChinaResources Cement Holdings Ltd.	37,768,686	25,532	0.0%
	Beijing Capital International Airport Co. Ltd.	39,293,654	25,211	0.0%
^,*	ChinaCOSCO Holdings Co. Ltd.	49,880,000	24,620	0.0%
	ZhuzhouCSR Times Electric Co. Ltd.	8,389,000	24,529	0.0%
	ChinaBlueChemical Ltd.	34,725,405	21,926	0.0%
	Franshion Properties China Ltd.	66,134,094	20,136	0.0%
	ChinaAgri-Industries Holdings Ltd.	32,162,586	20,044	0.0%
^	ChinaSouthern Airlines Co. Ltd.	33,068,000	15,593	0.0%
^	AviChina Industry & Technology Co. Ltd.	36,416,000	14,905	0.0%
	Dah Chong Hong Holdings Ltd.	15,367,000	14,432	0.0%
^,*	Angang Steel Co. Ltd.	23,684,374	14,110	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd.	43,581,192	12,434	0.0%
*	MMG Ltd.	29,680,000	11,724	0.0%
^	Dongfang Electric Corp. Ltd.	6,184,430	10,307	0.0%
^,*	Metallurgical Corp. of China Ltd.	48,971,000	9,065	0.0%
	China—Other†		3,693,802	5.2%
			13,105,041	18.4%
Colombia
	Bancolombia SA ADR	5,713,046	365,749	0.5%
	Colombia—Other †		437,674	0.6%
			803,423	1.1%

Czech Republic †			229,810	0.3%

Egypt †			140,737	0.2%

Hungary †			231,123	0.3%

India
	Reliance Industries Ltd.	26,142,090	390,070	0.6%
	Infosys Ltd.	8,595,609	376,315	0.5%
	Housing Development Finance Corp.	26,439,559	373,246	0.5%

61

Emerging Markets Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
HDFC Bank Ltd. ADR	6,527,090	244,048	0.4%
India—Other †		3,501,154	4.9%
		4,884,833	6.9%
Indonesia
Astra International Tbk PT	404,953,900	338,021	0.5%
Telekomunikasi Indonesia Persero Tbk PT	202,207,781	205,374	0.3%
Bank Rakyat Indonesia Persero Tbk PT	220,782,600	169,188	0.2%
Bank Mandiri Persero Tbk PT	184,728,480	157,810	0.2%
Perusahaan Gas Negara Persero Tbk PT	220,612,504	106,403	0.2%
Semen Gresik Persero Tbk PT	60,071,404	92,872	0.1%
Bank Negara Indonesia Persero Tbk PT	136,058,361	54,289	0.1%
Tambang Batubara Bukit Asam Persero Tbk PT	17,228,825	28,573	0.0%
Jasa Marga Persero Tbk PT	41,309,000	24,877	0.0%
Vale Indonesia Tbk PT	48,547,650	13,549	0.0%
Indonesia—Other †		821,281	1.2%
		2,012,237	2.8%
Malaysia
Malayan Banking Bhd.	82,305,528	243,480	0.4%
1 Malaysia—Other †		2,439,547	3.4%
		2,683,027	3.8%
Mexico
America Movil SAB de CV	777,343,000	987,262	1.4%
Fomento Economico Mexicano SAB de CV	38,790,208	349,331	0.5%
Wal-Mart de Mexico SAB de CV	106,219,402	313,694	0.4%
Grupo Mexico SAB de CV Class B	76,410,353	244,859	0.3%
Mexico—Other †		1,768,983	2.5%
		3,664,129	5.1%

Morocco †		11,358	0.0%

Peru †		480,305	0.7%

Philippines †		661,489	0.9%

Poland †		1,055,780	1.5%

Russia
Gazprom OAO ADR	92,128,097	846,196	1.2%
Lukoil OAO ADR	9,391,961	569,982	0.8%
Sberbank of Russia	137,903,172	404,920	0.6%
Rosneft OAO GDR	25,127,687	186,706	0.2%
Gazprom OAO	28,164,026	130,221	0.2%
Sberbank of Russia ADR	9,818,958	116,114	0.2%
VTBBank OJSC GDR	26,242,097	90,880	0.1%
AK Transneft OAO Prior Pfd.	30,192	60,499	0.1%
Federal Hydrogenerating Co. JSC	2,412,747,567	59,281	0.1%
Sberbank of Russia Prior Pfd.	18,182,896	38,313	0.1%
* IDGC Holding JSC	349,685,306	20,680	0.0%
Rosneft OAO	439,491	3,261	0.0%
VTBBank OJSC	442,200,349	770	0.0%
Russia—Other †		1,670,728	2.3%
		4,198,551	5.9%
South Africa
MTNGroup Ltd.	33,853,444	611,714	0.9%
Naspers Ltd.	7,812,117	507,285	0.7%

62

	Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Sasol Ltd.	10,939,811	466,037	0.6%
	Standard Bank Group Ltd.	23,892,126	295,025	0.4%
	AngloGold Ashanti Ltd.	7,658,891	258,758	0.4%
	South Africa—Other †		3,392,568	4.8%
			5,531,387	7.8%
	South Korea
	Samsung Electronics Co. Ltd. GDR	2,967,693	1,798,420	2.5%
	Samsung Electronics Co. Ltd.	711,813	854,202	1.2%
	Hyundai Motor Co.	3,064,566	629,826	0.9%
	Hyundai Mobis	1,354,284	344,185	0.5%
	Samsung Electronics Co. Ltd. Prior Pfd.	408,431	296,496	0.4%
	POSCO ADR	3,781,890	296,425	0.4%
	Kia Motors Corp.	5,236,734	290,323	0.4%
	LG Chem Ltd.	921,988	258,636	0.4%
	South Korea—Other †		6,079,548	8.5%
			10,848,061	15.2%
	Taiwan
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	61,923,874	984,590	1.4%
	Hon Hai Precision Industry Co. Ltd.	194,095,614	588,505	0.8%
	Taiwan Semiconductor Manufacturing Co. Ltd.	167,830,045	511,388	0.7%
	MediaTek Inc.	22,274,921	247,093	0.4%
	Taiwan—Other †		5,050,653	7.1%
			7,382,229	10.4%

	Thailand †		1,579,764	2.2%

	Turkey †		1,349,237	1.9%
	Total Common Stocks (Cost $66,615,230)		71,109,166	99.8%[2]

	Coupon
	Temporary Cash Investments
	Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.167%	1,565,278,684	1,565,279	2.2%

	5U.S. Government and Agency Obligations †		12,499	0.0%
	Total Temporary Cash Investments (Cost $1,577,778)		1,577,778	2.2%[2]
	Total Investments (Cost $68,193,008)		72,686,944	102.0%
	Other Assets and Liabilities
	Other Assets		140,419	0.2%
	Liabilities[4]		(1,538,962)	(2.2%)
			(1,398,543)	(2.0%)
	Net Assets		71,288,401	100.0%

63

Emerging Markets Stock Index Fund

At October 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	69,947,090
Undistributed Net Investment Income	491,888
Accumulated Net Realized Losses	(3,645,431)
Unrealized Appreciation (Depreciation)
Investment Securities	4,493,936
Futures Contracts	643
Foreign Currencies	275
Net Assets	71,288,401

Investor Shares—Net Assets
Applicable to 88,501,630 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,333,150
Net Asset Value Per Share—Investor Shares	$26.36

Admiral Shares—Net Assets
Applicable to 196,283,744 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,800,765
Net Asset Value Per Share—Admiral Shares	$34.65

Signal Shares—Net Assets
Applicable to 27,833,019 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	927,237
Net Asset Value Per Share—Signal Shares	$33.31

Institutional Shares—Net Assets
Applicable to 94,661,246 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,495,062
Net Asset Value Per Share—Institutional Shares	$26.36

64

Emerging Markets Stock Index Fund

Amount
($000)
Institutional Plus Shares—Net Assets
Applicable to 18,330,531 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,607,194
Net Asset Value Per Share—Institutional Plus Shares	$87.68

ETF Shares—Net Assets
Applicable to 1,371,403,356 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	57,124,993
Net Asset Value Per Share—ETF Shares	$41.65

See Note A in Notes to Financial Statements.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,255,920,000.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the aggregate value of this security was $184,000.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 2.0%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $1,349,013,000 of collateral received for securities on loan.
5 Securities with a value of $11,750,000 have been segregated as initial margin for open futures contracts
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

65

Emerging Markets Stock Index Fund

Statement of Operations

Year Ended
October 31, 2012
($000)
Investment Income
Income
Dividends[1]	1,683,091
Interest[2]	322
Security Lending	54,634
Total Income	1,738,047
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,647
Management and Administrative—Investor Shares	5,677
Management and Administrative—Admiral Shares	6,682
Management and Administrative—Signal Shares	743
Management and Administrative—Institutional Shares	639
Management and Administrative—Institutional Plus Shares	256
Management and Administrative—ETF Shares	46,711
Marketing and Distribution—Investor Shares	711
Marketing and Distribution—Admiral Shares	1,140
Marketing and Distribution—Signal Shares	208
Marketing and Distribution—Institutional Shares	442
Marketing and Distribution—Institutional Plus Shares	424
Marketing and Distribution—ETF Shares	13,988
Custodian Fees	34,564
Auditing Fees	43
Shareholders’ Reports—Investor Shares	96
Shareholders’ Reports—Admiral Shares	47
Shareholders’ Reports—Signal Shares	7
Shareholders’ Reports—Institutional Shares	5
Shareholders’ Reports—Institutional Plus Shares	—
Shareholders’ Reports—ETF Shares	830
Trustees’ Fees and Expenses	55
Total Expenses	116,915
Net Investment Income	1,621,132
Realized Net Gain (Loss)
Investment Securities Sold	(475,584)
Futures Contracts	4,941
Foreign Currencies	(19,623)
Realized Net Gain (Loss)	(490,266)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	968,609
Futures Contracts	669
Foreign Currencies	104
Change in Unrealized Appreciation (Depreciation)	969,382
Net Increase (Decrease) in Net Assets Resulting from Operations	2,100,248

1 Dividends are net of foreign withholding taxes of $190,498,000.
2 Interest income from an affiliated company of the fund was $307,000.
See accompanying Notes, which are an integral part of the Financial Statements.

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Emerging Markets Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,621,132	1,416,236
Realized Net Gain (Loss)	(490,266)	983,534
Change in Unrealized Appreciation (Depreciation)	969,382	(8,294,978)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,100,248	(5,895,208)
Distributions
Net Investment Income
Investor Shares	(76,993)	(45,629)
Admiral Shares	(225,568)	(125,032)
Signal Shares	(26,375)	(11,188)
Institutional Shares	(60,890)	(54,245)
Institutional Plus Shares	(59,942)	(1,323)
ETFShares	(1,711,481)	(754,419)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETFShares	—	—
Total Distributions	(2,161,249)	(991,836)
Capital Share Transactions
Investor Shares	(239,804)	(2,736,615)
Admiral Shares	325,945	2,562,561
Signal Shares	259,411	98,315
Institutional Shares	1,181,142	(1,990,591)
Institutional Plus Shares	22,394	1,777,026
ETFShares	10,887,129	10,797,233
Net Increase (Decrease) from Capital Share Transactions	12,436,217	10,507,929
Total Increase (Decrease)	12,375,216	3,620,885
Net Assets
Beginning of Period	58,913,185	55,292,300
End of Period[1]	71,288,401	58,913,185

1 Net Assets—End of Period includes undistributed net investment income of $491,888,000 and $1,049,694,000.

See accompanying Notes, which are an integral part of the Financial Statements.

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Emerging Markets Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$26.39	$29.49	$23.90	$15.66	$36.78
Investment Operations
Net Investment Income	.576	.589	.521[1]	.398[1]	.780
Net Realized and Unrealized Gain (Loss)
on Investments[2]	.237	(3.255)	5.383	8.542	(21.313)
Total from Investment Operations	.813	(2.666)	5.904	8.940	(20.533)
Distributions
Dividends from Net Investment Income	(.843)	(.434)	(.314)	(.700)	(.587)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.843)	(.434)	(.314)	(.700)	(.587)
Net Asset Value, End of Period	$26.36	$26.39	$29.49	$23.90	$15.66

Total Return[3]	3.30%	-9.20%	24.92%	60.07%	-56.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,333	$2,585	$5,597	$7,024	$5,345
Ratio of Total Expenses to Average Net Assets	0.33%	0.33%	0.35%	0.40%	0.32%
Ratio of Net Investment Income to
Average Net Assets	2.38%	2.25%	1.97%	2.16%	2.81%
Portfolio Turnover Rate[4]	8%	10%	12%	12%	20%

1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.02, $.04, $.01, and $.05. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Emerging Markets Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$34.71	$38.82	$31.45	$20.63	$48.47
Investment Operations
Net Investment Income	.816	.820	.696[1]	.567[1]	1.079
Net Realized and Unrealized Gain (Loss)
on Investments[2]	.311	(4.277)	7.119	11.222	(28.099)
Total from Investment Operations	1.127	(3.457)	7.815	11.789	(27.020)
Distributions
Dividends from Net Investment Income	(1.187)	(.653)	(.445)	(.969)	(.820)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.187)	(.653)	(.445)	(.969)	(.820)
Net Asset Value, End of Period	$34.65	$34.71	$38.82	$31.45	$20.63

Total Return[3]	3.49%	-9.09%	25.08%	60.29%	-56.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,801	$6,486	$4,761	$2,674	$1,508
Ratio of Total Expenses to Average Net Assets	0.18%	0.20%	0.22%	0.27%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.53%	2.38%	2.10%	2.29%	2.93%
Portfolio Turnover Rate[4]	8%	10%	12%	12%	20%

1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.01, $.02, $.03, $.01, and $.06. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Emerging Markets Stock Index Fund

Financial Highlights

Signal Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$33.38	$37.34	$30.26	$19.85	$46.61
Investment Operations
Net Investment Income	.788	.813	.690[1]	.553[1]	1.029
Net Realized and Unrealized Gain (Loss)
on Investments[2]	.285	(4.129)	6.818	10.795	(27.029)
Total from Investment Operations	1.073	(3.316)	7.508	11.348	(26.000)
Distributions
Dividends from Net Investment Income	(1.143)	(.644)	(.428)	(.938)	(.760)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.143)	(.644)	(.428)	(.938)	(.760)
Net Asset Value, End of Period	$33.31	$33.38	$37.34	$30.26	$19.85

Total Return[3]	3.46%	-9.07%	25.04%	60.33%	-56.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$927	$666	$644	$463	$266
Ratio of Total Expenses to Average Net Assets	0.18%	0.20%	0.22%	0.27%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.53%	2.38%	2.10%	2.29%	2.93%
Portfolio Turnover Rate[4]	8%	10%	12%	12%	20%

1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.02, $.03, $.01, and $.05. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Emerging Markets Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$26.42	$29.55	$23.94	$15.71	$36.90
Investment Operations
Net Investment Income	.643	.657	.571[1]	.437[1]	.835
Net Realized and Unrealized Gain (Loss)
on Investments[2]	.225	(3.259)	5.388	8.547	(21.393)
Total from Investment Operations	.868	(2.602)	5.959	8.984	(20.558)
Distributions
Dividends from Net Investment Income	(.928)	(.528)	(.349)	(.754)	(.632)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.928)	(.528)	(.349)	(.754)	(.632)
Net Asset Value, End of Period	$26.36	$26.42	$29.55	$23.94	$15.71

Total Return[3]	3.54%	-9.00%	25.13%	60.41%	-56.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,495	$1,305	$3,473	$1,731	$887
Ratio of Total Expenses to Average Net Assets	0.12%	0.13%	0.15%	0.23%	0.15%
Ratio of Net Investment Income to
Average Net Assets	2.59%	2.45%	2.17%	2.33%	2.98%
Portfolio Turnover Rate[4]	8%	10%	12%	12%	20%

1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.02, $.02, $.01, and $.03. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Emerging Markets Stock Index Fund

Financial Highlights

Institutional Plus Shares
	Year	Dec. 15,
	Ended	2010[1] to
	October 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$87.90	$99.35
Investment Operations
Net Investment Income	2.131	2.215
Net Realized and Unrealized Gain (Loss) on Investments[2]	.776	(11.911)
Total from Investment Operations	2.907	(9.696)
Distributions
Dividends from Net Investment Income	(3.127)	(1.754)
Distributions from Realized Capital Gains	—	—
Total Distributions	(3.127)	(1.754)
Net Asset Value, End of Period	$87.68	$87.90

Total Return[3]	3.56%	-9.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,607	$1,581
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[4]
Ratio of Net Investment Income to Average Net Assets	2.61%	2.48%[4]
Portfolio Turnover Rate[5]	8%	10%

1 Inception.
2 Includes increases from purchase and redemption fees of $.01 and $.05. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Emerging Markets Stock Index Fund

Financial Highlights

MSCI Emerging Markets ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008[1]
Net Asset Value, Beginning of Period	$41.73	$46.70	$37.84	$24.83	$58.31
Investment Operations
Net Investment Income	.984	1.019	.870[2]	.668[2]	1.303
Net Realized and Unrealized Gain (Loss)
on Investments[3]	.367	(5.174)	8.535	13.520	(33.798)
Total from Investment Operations	1.351	(4.155)	9.405	14.188	(32.495)
Distributions
Dividends from Net Investment Income	(1.431)	(.815)	(.545)	(1.178)	(.985)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.431)	(.815)	(.545)	(1.178)	(.985)
Net Asset Value, End of Period	$41.65	$41.73	$46.70	$37.84	$24.83

Total Return	3.47%	-9.09%	25.07%	60.28%	-56.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$57,125	$46,289	$40,817	$15,537	$4,500
Ratio of Total Expenses to Average Net Assets	0.18%	0.20%	0.22%	0.27%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.53%	2.38%	2.10%	2.29%	2.93%
Portfolio Turnover Rate[4]	8%	10%	12%	12%	20%

1 Adjusted to reflect a 2-for-1 share split as of the close of business on June 13, 2008.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.01, $.02, $.03, $.01, and $.05. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Emerging Markets Stock Index Fund

Notes to Financial Statements

Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares, known as Vanguard MSCI Emerging Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance

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Emerging Markets Stock Index Fund

returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2012, the fund’s average investment in futures contracts represented less than 1% of net assets, based on quarterly average aggregate settlement values.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains

(losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions prior to May 23, 2012, were credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2012, the fund had contributed capital of $9,958,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 3.98% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

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Emerging Markets Stock Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	15,204,502	—	—
Common Stocks—Other	2,656,596	53,248,068	—
Temporary Cash Investments	1,565,279	12,499	—
Futures Contracts—Liabilities[1]	(390)	—	—
Total	19,425,987	53,260,567	—
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
MSCI Taiwan Index	Nov 2012	6,500	166,205	562
MSCI Emerging Market	Dec 2012	510	25,245	81

Unrealized appreciation (depreciation) on open MSCI Emerging Market futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

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Emerging Markets Stock Index Fund

During the year ended October 31, 2012, the fund realized net foreign currency losses of $19,623,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2012, the fund realized gains on the sale of passive foreign investment companies of $1,934,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2012, had unrealized appreciation of $32,112,000, of which all has been distributed and is reflected in the balance of undistributed net investment income.

During the year ended October 31, 2012, the fund realized $435,842,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2012, the fund had $574,090,000 of ordinary income available for distribution. At October 31, 2012, the fund had available capital losses totaling $3,643,794,000 to offset future net capital gains. Of this amount, $2,733,786,000 is subject to expiration dates; $167,332,000 may be used to offset future net capital gains through October 31, 2014, $460,853,000 through October 31, 2016, $1,591,794,000 through October 31, 2017, $212,374,000 through October 31, 2018, and $301,433,000 through October 31, 2019. Capital losses of $910,008,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. Capital loss carryforwards of $15,143,000 expired on October 31, 2012; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

At October 31, 2012, the cost of investment securities for tax purposes was $68,226,676,000. Net unrealized appreciation of investment securities for tax purposes was $4,460,268,000, consisting of unrealized gains of $12,001,961,000 on securities that had risen in value since their purchase and $7,541,693,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2012, the fund purchased $18,188,667,000 of investment securities and sold $6,306,542,000 of investment securities, other than temporary cash investments. Purchases and sales include $9,187,453,000 and $1,426,191,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

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Emerging Markets Stock Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	461,330	17,657	803,817	27,279
Issued in Lieu of Cash Distributions	71,847	2,896	42,733	1,443
Redeemed[2]	(772,981)	(30,036)	(3,583,165)	(120,564)
Net Increase (Decrease)—Investor Shares	(239,804)	(9,483)	(2,736,615)	(91,842)
Admiral Shares
Issued[1]	1,097,353	31,972	3,719,299	94,859
Issued in Lieu of Cash Distributions	203,781	6,244	113,656	2,921
Redeemed[2]	(975,189)	(28,797)	(1,270,394)	(33,567)
Net Increase (Decrease)—Admiral Shares	325,945	9,419	2,562,561	64,213
Signal Shares
Issued[1]	415,797	12,662	312,885	8,508
Issued in Lieu of Cash Distributions	23,314	738	9,808	262
Redeemed[2]	(179,700)	(5,523)	(224,378)	(6,052)
Net Increase (Decrease)—Signal Shares	259,411	7,877	98,315	2,718
Institutional Shares
Issued[1]	1,500,915	57,836	518,394	17,706
Issued in Lieu of Cash Distributions	48,355	1,920	41,282	1,395
Redeemed[2]	(368,128)	(14,495)	(2,550,267)	(87,234)
Net Increase (Decrease)—Institutional Shares	1,181,142	45,261	(1,990,591)	(68,133)
Institutional Plus Shares[3]
Issued[1]	340,365	3,972	2,256,669	23,321
Issued in Lieu of Cash Distributions	49,537	598	1,323	13
Redeemed[2]	(367,508)	(4,232)	(480,966)	(5,342)
Net Increase (Decrease)—Institutional Plus Shares	22,394	338	1,777,026	17,992
ETF Shares
Issued[1]	12,858,969	311,304	14,228,408	312,785
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	(1,971,840)	(49,200)	(3,431,175)	(77,600)
Net Increase (Decrease)—ETF Shares	10,887,129	262,104	10,797,233	235,185

1 Includes purchase fees for fiscal 2012 and 2011 of $7,361,000 and $22,867,000, respectively (fund totals). Effective February 29, 2012, the purchase fee was eliminated.
2 Net of redemption fees for fiscal 2012 and 2011 of $2,602,000 and $9,812,000, respectively (fund totals). Effective May 23, 2012, the redemption fees were eliminated.
3 Inception was December 15, 2010, for Institutional Plus Shares.

78

Emerging Markets Stock Index Fund

H. In preparing the financial statements as of October 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

On October 2, 2012, Vanguard announced an upcoming change in the fund’s benchmark index from the MSCI Emerging Markets Index to the FTSE Emerging Index. The fund’s investment objective is not changing. The transition to the new benchmark is expected to be completed over several months, and will require some turnover of holdings with resulting transaction costs. Vanguard will seek to minimize trading impact through efficient portfolio trading.

79

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund and Vanguard Emerging Markets Stock Index Fund:

In our opinion, the accompanying statements of net assets - investments summaries and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund and Vanguard Emerging Markets Stock Index Fund (constituting separate portfolios of Vanguard International Equity Index Funds, hereafter referred to as the “Funds”) at October 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 14, 2012

80

Special 2012 tax information (unaudited) for Vanguard European Stock Index Fund

This information for the fiscal year ended October 31, 2012, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $375,301,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $249,709,000 and foreign taxes paid of $15,395,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2013 to determine the calendar year amounts to be included on their 2012 tax returns.

Special 2012 tax information (unaudited) for Vanguard Pacific Stock Index Fund

This information for the fiscal year ended October 31, 2012, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $139,838,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income $102,448,000 and foreign taxes paid of $3,099,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2013 to determine the calendar year amounts to be included on their 2012 tax returns.

Special 2012 tax information (unaudited) for Vanguard Emerging Markets Stock Index Fund

This information for the fiscal year ended October 31, 2012, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $1,283,565,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income $1,770,117,000 and foreign taxes paid of $188,218,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2013 to determine the calendar year amounts to be included on their 2012 tax returns.

81

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2012. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: International Stock Index Funds
Periods Ended October 31, 2012
	One	Five	Ten
	Year	Years	Years
European Stock Index Fund Investor Shares
Returns Before Taxes	7.77%	-6.17%	8.03%
Returns After Taxes on Distributions	6.64	-6.85	7.39
Returns After Taxes on Distributions and Sale of Fund Shares	6.20	-5.19	6.98
	One	Five	Ten
	Year	Years	Years
Pacific Stock Index Fund Investor Shares
Returns Before Taxes	3.47%	-4.76%	7.37%
Returns After Taxes on Distributions	2.64	-5.21	6.93
Returns After Taxes on Distributions and Sale of Fund Shares	2.98	-4.04	6.41

	One	Five	Ten
	Year	Years	Years
Emerging Markets Stock Index Fund Investor Shares
Returns Before Taxes	3.30%	-4.06%	15.80%
Returns After Taxes on Distributions	2.70	-4.44	15.41
Returns After Taxes on Distributions and Sale of Fund Shares	2.69	-3.49	14.25

82

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

83

Six Months Ended October 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	4/30/2012	10/31/2012	Period
Based on Actual Fund Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,047.00	$1.34
Admiral Shares	1,000.00	1,047.88	0.52
Signal Shares	1,000.00	1,047.94	0.57
Institutional Shares	1,000.00	1,047.79	0.41
MSCI Europe ETF Shares	1,000.00	1,047.99	0.57
Pacific Stock Index Fund
Investor Shares	$1,000.00	$985.61	$1.30
Admiral Shares	1,000.00	986.42	0.50
Signal Shares	1,000.00	986.19	0.55
Institutional Shares	1,000.00	986.13	0.40
MSCI Pacific ETF Shares	1,000.00	986.38	0.55
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$988.19	$1.65
Admiral Shares	1,000.00	989.32	0.85
Signal Shares	1,000.00	989.04	0.85
Institutional Shares	1,000.00	989.51	0.60
Institutional Plus Shares	1,000.00	989.52	0.50
MSCI Emerging Markets ETF Shares	1,000.00	988.99	0.85

84

Six Months Ended October 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	4/30/2012	10/31/2012	Period
Based on Hypothetical 5% Yearly Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,023.89	$1.33
Admiral Shares	1,000.00	1,024.70	0.51
Signal Shares	1,000.00	1,024.65	0.56
Institutional Shares	1,000.00	1,024.80	0.41
MSCI Europe ETF Shares	1,000.00	1,024.65	0.56
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,023.89	$1.33
Admiral Shares	1,000.00	1,024.70	0.51
Signal Shares	1,000.00	1,024.65	0.56
Institutional Shares	1,000.00	1,024.80	0.41
MSCI Pacific ETF Shares	1,000.00	1,024.65	0.56
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$1,023.54	$1.68
Admiral Shares	1,000.00	1,024.35	0.87
Signal Shares	1,000.00	1,024.35	0.87
Institutional Shares	1,000.00	1,024.60	0.61
Institutional Plus Shares	1,000.00	1,024.70	0.51
MSCI Emerging Markets ETF Shares	1,000.00	1,024.35	0.87

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the European Stock Index Fund, 0.26% for Investor Shares, 0.10% for Admiral Shares, 0.11% for Signal Shares, 0.08% for Institutional Shares, and 0.11% for MSCI Europe ETF Shares; for the Pacific Stock Index Fund, 0.26% for Investor Shares, 0.10% for Admiral Shares, 0.11% for Signal Shares, 0.08% for Institutional Shares, and 0.11% for MSCI Pacific ETF Shares; and for the Emerging Markets Stock Index Fund, 0.33% for Investor Shares, 0.17% for Admiral Shares, 0.17% for Signal Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.17% for MSCI Emerging Markets ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

85

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

86

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Emerging Markets Index: Select Emerging Markets Index, administered exclusively for Vanguard by MSCI, through August 23, 2006; MSCI Emerging Markets Index thereafter. Index returns are adjusted for withholding taxes.

87

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U.S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.
Rajiv L. Gupta
Born 1945. Trustee Since December 2001. [2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm and Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Director of SKF AB
(diversified manufacturing and services), Hewlett-	(industrial machinery), Hillenbrand, Inc. (specialized
Packard Co. (electronic computer manufacturing),	consumer services), the Lumina Foundation for

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Vanguard Senior ManagementTeam
President, and Chief Executive Officer of NACCO
Industries, Inc. (forklift trucks/housewares/lignite);	Mortimer J. Buckley	Michael S. Miller
Director of Goodrich Corporation (industrial products/	Kathleen C. Gubanich	James M. Norris
aircraft systems and services) and the National	Paul A. Heller	Glenn W. Reed
Association of Manufacturers; Chairman of the Board	Martha G. King	George U. Sauter
of the Federal Reserve Bank of Cleveland and of	Chris D. McIsaac
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	Founder
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The funds or securities referred to herein are not
Direct Investor Account Services > 800-662-2739	sponsored, endorsed, or promoted by MSCI, and MSCI
bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. The prospectus or the Statement of
Text Telephone for People	Additional Information contains a more detailed
With Hearing Impairment > 800-749-7273	description of the limited relationship MSCI has with
Vanguard and any related funds.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q720 122012

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Austria (0.4%)
* Erste Group Bank AG	259,977	6,553
OMV AG	173,521	6,350
Andritz AG	86,392	5,206
IMMOFINANZ AG	1,154,241	4,462
Voestalpine AG	128,044	4,032
Raiffeisen Bank International AG	58,393	2,339
Verbund AG	93,796	2,187
Vienna Insurance Group AG Wiener Versicherung Gruppe	43,372	1,864
Telekom Austria AG	282,674	1,781
		34,774
Belgium (1.7%)
Anheuser-Busch InBev NV	966,583	80,837
Solvay SA Class A	71,208	8,574
UCB SA	131,946	7,707
Groupe Bruxelles Lambert SA	98,597	7,289
Ageas	285,727	7,285
Umicore SA	134,061	6,889
Belgacom SA	178,565	5,221
Delhaize Group SA	123,786	4,739
KBC Groep NV	196,204	4,615
Colruyt SA	95,252	4,355
Telenet Group Holding NV	64,244	2,943
Mobistar SA	38,075	1,007
		141,461
Denmark (1.8%)
Novo Nordisk A/S Class B	491,751	78,835
* Danske Bank A/S	792,183	12,393
AP Moeller - Maersk A/S Class B	1,625	11,342
Carlsberg A/S Class B	129,854	11,209
Novozymes A/S	299,707	8,281
Coloplast A/S Class B	28,254	6,197
DSV A/S	231,948	5,217
AP Moeller - Maersk A/S Class A	622	4,121
TDC A/S	556,752	3,839
* William Demant Holding A/S	27,371	2,354
Tryg A/S	25,061	1,636
		145,424
Finland (1.1%)
Sampo Oyj	509,025	15,960
^ Kone Oyj Class B	188,086	13,488
^ Nokia Oyj	4,535,244	12,193
Fortum Oyj	537,945	9,956
Wartsila OYJ Abp	206,165	8,349
UPM-Kymmene Oyj	624,756	6,708
Nokian Renkaat Oyj	131,304	5,468
Metso Oyj	154,443	5,432
Stora Enso Oyj	682,141	4,315
Elisa Oyj	178,761	3,836
Orion Oyj Class B	109,317	2,705
Kesko Oyj Class B	78,528	2,456
Pohjola Bank plc Class A	141,152	1,925
Neste Oil Oyj	142,601	1,786
		94,577
France (14.2%)
Total SA	2,560,707	128,984
Sanofi	1,431,043	125,686
BNP Paribas SA	1,163,270	58,682
LVMH Moet Hennessy Louis Vuitton SA	306,217	49,785
Air Liquide SA	375,838	44,369
Danone SA	696,680	42,851
Schneider Electric SA	627,436	39,287

1

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	L'Oreal SA	290,351	37,005
	GDF Suez	1,545,663	35,477
	AXA SA	2,126,929	33,901
	Vivendi SA	1,552,399	31,811
	Pernod-Ricard SA	256,093	27,581
*	Societe Generale SA	838,303	26,735
	France Telecom SA	2,237,875	25,014
	Unibail-Rodamco SE	110,763	24,948
	Vinci SA	552,781	24,503
	Cie Generale d'Optique Essilor International SA	241,704	21,796
	Cie Generale des Etablissements Michelin	218,435	18,830
	European Aeronautic Defence and Space Co. NV	496,707	17,678
	Carrefour SA	697,344	16,841
	ArcelorMittal	1,129,997	16,707
	Cie de St-Gobain	472,901	16,658
	PPR	91,000	16,042
	Technip SA	120,248	13,563
	Lafarge SA	222,806	13,063
	Publicis Groupe SA	214,469	11,559
	Safran SA	275,810	10,987
	Legrand SA	283,074	10,921
	Renault SA	232,954	10,446
	SES SA	369,089	10,217
	Christian Dior SA	64,951	9,332
*	Credit Agricole SA	1,185,675	8,950
	Sodexo	114,737	8,839
	Gemalto NV	96,117	8,681
	Alstom SA	250,568	8,565
	Dassault Systemes SA	72,653	7,665
	Cap Gemini SA	180,604	7,598
	Bureau Veritas SA	67,815	7,203
	Arkema SA	75,328	6,874
*	Cie Generale de Geophysique - Veritas	195,456	6,363
	Electricite de France SA	287,526	6,084
	Edenred	208,451	6,032
	Casino Guichard Perrachon SA	66,198	5,779
	Accor SA	180,431	5,638
	SCOR SE	200,756	5,360
	Bouygues SA	220,723	5,305
	Groupe Eurotunnel SA	690,160	5,256
	Vallourec SA	126,805	5,216
	Eutelsat Communications SA	162,832	5,214
	STMicroelectronics NV	788,812	4,646
	AtoS	67,101	4,505
	Klepierre	119,028	4,415
	Iliad SA	26,726	4,118
	Societe BIC SA	33,428	4,079
	Veolia Environnement SA	404,575	4,005
	Zodiac Aerospace	38,638	3,962
	Lagardere SCA	143,840	3,938
	Thales SA	111,810	3,936
	Natixis	1,121,958	3,682
	Suez Environnement Co.	345,650	3,669
	Wendel SA	38,749	3,416
	Gecina SA	26,538	2,944
*,^	Alcatel-Lucent	2,831,935	2,896
	Remy Cointreau SA	25,267	2,620
	ICADE	28,692	2,582
	Aeroports de Paris	32,380	2,506
	Fonciere Des Regions	29,494	2,374
	CNP Assurances	160,370	2,266
	Rexel SA	121,750	2,205
	Imerys SA	38,177	2,148
*,^	Peugeot SA	284,847	1,827

2

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
JCDecaux SA	75,361	1,595
Eurazeo	32,239	1,478
		1,167,693
Germany (13.1%)
Siemens AG	991,551	99,908
BASF SE	1,107,181	91,842
Bayer AG	995,387	86,792
SAP AG	1,109,588	80,915
Allianz SE	548,272	68,110
Deutsche Bank AG	1,117,479	50,903
Daimler AG	1,078,315	50,514
E.ON AG	2,166,828	49,328
Deutsche Telekom AG	3,377,973	38,538
Linde AG	222,474	37,439
Volkswagen AG Prior Pfd.	174,924	36,319
Muenchener Rueckversicherungs AG	216,939	34,907
Bayerische Motoren Werke AG	400,595	32,026
RWE AG	589,753	26,990
Adidas AG	251,865	21,468
Deutsche Post AG	1,024,754	20,317
Fresenius Medical Care AG & Co. KGaA	254,664	17,894
Henkel AG & Co. KGaA Prior Pfd.	215,843	17,258
Fresenius SE & Co. KGaA	150,392	17,149
Deutsche Boerse AG	233,591	12,657
Porsche Automobil Holding SE Prior Pfd.	184,401	12,291
ThyssenKrupp AG	465,624	10,611
Henkel AG & Co. KGaA	155,828	10,090
Merck KGaA	78,249	10,008
K&S AG	207,518	9,835
Continental AG	95,943	9,657
HeidelbergCement AG	170,702	9,071
Infineon Technologies AG	1,312,193	8,939
Beiersdorf AG	122,498	8,912
* Commerzbank AG	4,395,920	8,445
Lanxess AG	101,100	8,364
Brenntag AG	61,117	7,712
Kabel Deutschland Holding AG	101,941	7,356
Volkswagen AG	34,988	6,842
GEA Group AG	214,220	6,703
Hannover Rueckversicherung AG	72,877	5,134
* QIAGEN NV	284,362	4,954
MAN SE	47,877	4,838
Metro AG	158,533	4,570
Deutsche Lufthansa AG	284,913	4,359
Bayerische Motoren Werke AG Prior Pfd.	59,089	3,273
Suedzucker AG	75,026	2,908
Hugo Boss AG	26,212	2,631
ProSiebenSat.1 Media AG Prior Pfd.	92,879	2,590
Fraport AG Frankfurt Airport Services Worldwide	41,640	2,444
Salzgitter AG	49,393	2,136
United Internet AG	102,314	2,048
Celesio AG	104,554	2,027
RWE AG Prior Pfd.	47,873	1,984
* Hochtief AG	38,801	1,927
Axel Springer AG	40,058	1,719
^ Wacker Chemie AG	15,987	904
Daimler AG	15,125	709
		1,077,265
Greece (0.1%)
Coca Cola Hellenic Bottling Co. SA	228,224	4,888
OPAP SA	252,788	1,616
* Hellenic Telecommunications Organization SA	1	—

3

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
*	National Bank of Greece SA	1	—
			6,504
Ireland (0.4%)
	CRH plc	866,748	16,134
	Kerry Group plc Class A	181,764	9,503
*	Elan Corp. plc	611,759	6,658
*	Ryanair Holdings plc ADR	28,679	925
*	Ryanair Holdings plc	51,063	296
	WPP plc ADR	1,629	105
*,^	Irish Bank Resolution Corp. Ltd.	2,503,596	—
			33,621
Italy (3.4%)
	Eni SPA	3,063,761	70,501
	Enel SPA	7,951,990	29,945
	Assicurazioni Generali SPA	1,404,368	22,869
*	UniCredit SPA	4,898,773	21,668
	Intesa Sanpaolo SPA (Registered)	12,155,268	19,581
	Saipem SPA	322,016	14,510
	Fiat Industrial SPA	1,037,331	11,244
	Tenaris SA	573,952	10,759
	Telecom Italia SPA (Registered)	11,251,219	10,381
^	Snam SPA	1,989,413	8,816
	Atlantia SPA	400,410	6,623
	Telecom Italia SPA (Bearer)	7,340,219	5,878
	Terna Rete Elettrica Nazionale SPA	1,526,811	5,741
	Luxottica Group SPA	142,008	5,420
*	Fiat SPA	1,071,631	5,245
	Prysmian SPA	251,094	4,841
	Unione di Banche Italiane SCPA	999,484	3,937
	Mediobanca SPA	654,690	3,743
*	Banco Popolare SC	2,253,703	3,596
	Pirelli & C. SPA	296,474	3,444
	Enel Green Power SPA	1,913,467	3,259
*	Finmeccanica SPA	468,959	2,326
*,^	Banca Monte dei Paschi di Siena SPA	7,520,284	2,079
	Exor SPA	65,385	1,687
	Intesa Sanpaolo SPA (Bearer)	1,196,277	1,583
	Mediaset SPA	829,383	1,457
	Autogrill SPA	116,973	1,197
			282,330
Netherlands (3.8%)
	Unilever NV	1,966,869	72,292
*	ING Groep NV	4,618,074	41,093
	Koninklijke Philips Electronics NV	1,251,349	31,342
	ASML Holding NV	508,034	27,928
	Heineken NV	279,668	17,259
	Koninklijke Ahold NV	1,270,024	16,173
	Akzo Nobel NV	281,126	15,301
	Aegon NV	2,049,624	11,463
	Reed Elsevier NV	828,805	11,126
	Koninklijke DSM NV	188,908	9,715
*	DE Master Blenders 1753 NV	669,716	8,214
	Koninklijke KPN NV	1,224,058	7,716
	Wolters Kluwer NV	369,184	7,143
	Heineken Holding NV	121,799	6,188
	Fugro NV	86,428	5,849
	Koninklijke Vopak NV	83,050	5,782
	Randstad Holding NV	147,617	4,827
	TNT Express NV	369,010	3,888
	Corio NV	73,746	3,285
	Koninklijke Boskalis Westminster NV	83,147	3,171
*	SBM Offshore NV	222,217	2,909

4

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Delta Lloyd NV	145,191	2,415
		315,079
Norway (1.5%)
Statoil ASA	1,346,792	33,170
Telenor ASA	878,495	17,278
Seadrill Ltd.	425,380	17,237
DNB ASA	1,197,578	14,972
Yara International ASA	227,778	10,735
Orkla ASA	953,896	7,556
Subsea 7 SA	331,867	7,275
Norsk Hydro ASA	1,134,653	5,108
Aker Solutions ASA	179,568	3,539
Gjensidige Forsikring ASA	205,931	3,007
		119,877
Portugal (0.3%)
EDP - Energias de Portugal SA	2,327,729	6,327
Jeronimo Martins SGPS SA	257,347	4,505
Galp Energia SGPS SA	273,598	4,380
Portugal Telecom SGPS SA	760,565	3,825
* Banco Espirito Santo SA	2,425,917	2,361
		21,398
Spain (4.4%)
* Banco Santander SA	11,862,319	89,315
Telefonica SA	4,854,927	64,080
Banco Bilbao Vizcaya Argentaria SA	6,478,389	54,134
Inditex SA	263,212	33,610
Iberdrola SA	4,699,312	24,338
Repsol SA	988,748	19,815
Amadeus IT Holding SA	377,090	9,341
* Banco de Sabadell SA	3,408,461	8,311
Ferrovial SA	490,294	6,938
Abertis Infraestructuras SA	441,697	6,671
Gas Natural SDG SA	412,945	6,416
Red Electrica Corp. SA	130,740	6,134
* Grifols SA	174,616	6,065
Enagas SA	222,123	4,419
Distribuidora Internacional de Alimentacion SA	706,351	4,279
CaixaBank	994,628	3,777
ACS Actividades de Construccion y Servicios SA	172,103	3,678
* International Consolidated Airlines Group SA	1,156,112	3,043
Banco Popular Espanol SA	1,557,947	2,436
Mapfre SA	871,558	2,418
Zardoya Otis SA	174,446	2,158
Acciona SA	28,528	1,754
* Bankia SA	1,044,091	1,576
Acerinox SA	111,016	1,159
		365,865
Sweden (4.8%)
Hennes & Mauritz AB Class B	1,143,317	38,766
Telefonaktiebolaget LM Ericsson Class B	3,629,597	32,155
Nordea Bank AB	3,184,405	28,945
Volvo AB Class B	1,673,926	22,588
Svenska Handelsbanken AB Class A	593,908	20,381
Atlas Copco AB Class A	807,500	19,857
Swedbank AB Class A	991,007	18,408
TeliaSonera AB	2,594,171	17,055
Sandvik AB	1,212,444	16,848
Skandinaviska Enskilda Banken AB Class A	1,700,376	14,109
Svenska Cellulosa AB Class B	699,375	13,635
Assa Abloy AB Class B	398,952	13,291
Investor AB Class B	551,242	12,168
SKF AB	474,739	10,714
Atlas Copco AB Class B	475,500	10,427

5

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Swedish Match AB	250,713	8,548
Getinge AB	242,793	7,471
Scania AB Class B	391,121	7,463
Electrolux AB Class B	291,044	7,461
Skanska AB Class B	464,197	7,272
Alfa Laval AB	405,319	7,051
Millicom International Cellular SA	76,402	6,596
Hexagon AB Class B	283,367	6,546
Tele2 AB	374,749	6,256
* Lundin Petroleum AB	259,456	6,225
Elekta AB Class B	415,400	5,913
Boliden AB	322,174	5,646
Investment AB Kinnevik	254,264	4,866
Husqvarna AB	504,951	2,933
Securitas AB Class B	378,506	2,757
Ratos AB	242,442	2,082
Industrivarden AB	133,289	1,883
Holmen AB	53,964	1,590
SSAB AB Class A	209,433	1,500
Modern Times Group AB Class B	47,447	1,447
		390,853
Switzerland (13.3%)
Nestle SA	3,969,615	252,024
Novartis AG	2,770,995	167,093
Roche Holding AG	845,384	162,842
UBS AG	4,388,173	65,838
ABB Ltd.	2,648,091	47,824
Syngenta AG	114,280	44,557
Zurich Insurance Group AG	177,751	43,819
Cie Financiere Richemont SA	628,779	40,807
Credit Suisse Group AG	1,471,174	34,213
Swiss Re AG	423,777	29,324
Transocean Ltd.	426,358	19,503
Holcim Ltd.	275,884	18,828
Swatch Group AG (Bearer)	37,522	15,531
SGS SA	6,707	14,218
Swisscom AG	28,120	11,705
Givaudan SA	10,181	10,184
Julius Baer Group Ltd.	277,521	9,631
Geberit AG	46,240	9,551
Kuehne & Nagel International AG	67,124	7,852
Schindler Holding AG	59,245	7,819
Adecco SA	153,611	7,449
Actelion Ltd.	134,395	6,487
Sonova Holding AG	61,920	6,235
Sika AG	2,505	5,220
Baloise Holding AG	57,684	4,815
Swiss Life Holding AG	37,722	4,764
Swiss Prime Site AG	56,006	4,686
Aryzta AG	92,467	4,619
Lindt & Spruengli AG Regular	119	4,332
Sulzer AG	29,255	4,242
Swatch Group AG (Registered)	49,690	3,614
GAM Holding AG	234,315	3,277
Partners Group Holding AG	15,113	3,199
Lindt & Spruengli AG	1,012	3,198
Schindler Holding AG (Registered)	23,387	3,030
Lonza Group AG	56,438	2,862
Banque Cantonale Vaudoise	3,905	2,071
Pargesa Holding SA	27,897	1,878
Barry Callebaut AG	1,849	1,766
Straumann Holding AG	8,977	1,106

6

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Aryzta AG	13,530	659
		1,092,672
United Kingdom (35.2%)
HSBC Holdings plc	21,851,630	215,443
BP plc	22,890,780	163,478
Vodafone Group plc	59,384,864	161,269
GlaxoSmithKline plc	6,033,432	135,195
British American Tobacco plc	2,352,046	116,661
Royal Dutch Shell plc Class B	3,180,674	112,509
Diageo plc	3,016,198	86,229
BHP Billiton plc	2,542,544	81,492
Rio Tinto plc	1,611,916	80,526
Royal Dutch Shell plc Class A	2,254,826	77,370
BG Group plc	4,088,727	75,915
Royal Dutch Shell plc Class A (Amsterdam Shares)	2,190,673	75,100
AstraZeneca plc	1,520,595	70,518
Standard Chartered plc	2,875,607	68,085
Unilever plc	1,545,768	57,662
Barclays plc	13,985,717	51,716
Anglo American plc (London Shares)	1,671,851	51,517
TESCO plc	9,678,602	50,082
SABMiller plc	1,150,369	49,372
National Grid plc	4,293,957	48,971
Reckitt Benckiser Group plc	783,588	47,473
Imperial Tobacco Group plc	1,200,338	45,396
Prudential plc	3,067,759	42,132
Xstrata plc	2,532,433	40,118
* Lloyds Banking Group plc	50,955,572	33,555
Centrica plc	6,235,983	32,648
BT Group plc	9,415,362	32,357
Rolls-Royce Holdings plc	2,253,450	31,142
SSE plc	1,133,653	26,515
Glencore International plc	4,556,542	25,286
Compass Group plc	2,258,616	24,818
Tullow Oil plc	1,090,256	24,769
Experian plc	1,211,546	20,961
Pearson plc	985,903	19,824
BAE Systems plc	3,911,629	19,743
WPP plc	1,508,541	19,498
Shire plc	676,855	19,033
Aviva plc	3,505,315	18,772
ARM Holdings plc	1,654,338	17,827
Old Mutual plc	5,865,040	16,325
Legal & General Group plc	7,061,132	15,307
British Sky Broadcasting Group plc	1,327,848	15,197
Wolseley plc	343,635	15,064
Reed Elsevier plc	1,477,450	14,472
Kingfisher plc	2,872,311	13,448
Standard Life plc	2,839,428	13,407
Randgold Resources Ltd.	105,012	12,553
Marks & Spencer Group plc	1,941,570	12,357
WM Morrison Supermarkets plc	2,828,256	12,246
Land Securities Group plc	933,396	12,130
Next plc	198,542	11,445
Smith & Nephew plc	1,070,481	11,321
Aggreko plc	322,447	11,215
* Royal Bank of Scotland Group plc	2,469,583	11,027
Burberry Group plc	529,061	9,982
Antofagasta plc	477,500	9,714
Associated British Foods plc	428,286	9,584
Capita plc	794,327	9,281
Johnson Matthey plc	248,147	9,030
United Utilities Group plc	823,985	9,009
British Land Co. plc	1,028,655	8,786

7

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Intertek Group plc	192,622	8,780
Carnival plc	220,187	8,771
J Sainsbury plc	1,495,308	8,574
Whitbread plc	217,188	8,254
Petrofac Ltd.	316,439	8,215
Smiths Group plc	472,626	8,076
* InterContinental Hotels Group plc	324,498	8,029
Sage Group plc	1,549,409	7,782
RSA Insurance Group plc	4,265,979	7,743
Rexam plc	1,061,796	7,667
Severn Trent plc	287,691	7,461
G4S plc	1,723,161	7,252
Weir Group plc	256,610	7,232
AMEC plc	395,074	6,779
Babcock International Group plc	426,059	6,735
Bunzl plc	404,442	6,699
Hammerson plc	864,269	6,591
Tate & Lyle plc	548,833	6,433
Fresnillo plc	206,139	6,400
GKN plc	1,846,973	6,212
ITV plc	4,422,558	6,192
IMI plc	377,182	5,824
Meggitt plc	930,217	5,802
Resolution Ltd.	1,631,824	5,753
Croda International plc	156,379	5,568
Serco Group plc	607,641	5,562
Melrose plc	1,362,200	5,306
Aberdeen Asset Management plc	970,923	5,092
Inmarsat plc	547,578	5,017
Cobham plc	1,329,349	4,622
Admiral Group plc	246,763	4,422
Balfour Beatty plc	853,601	4,351
3i Group plc	1,186,750	4,137
Investec plc	654,155	3,858
Capital Shopping Centres Group plc	693,100	3,731
Invensys plc	1,004,989	3,706
ICAP plc	680,393	3,580
Segro plc	890,289	3,414
Schroders plc (Voting Shares)	127,935	3,157
London Stock Exchange Group plc	199,492	3,148
Kazakhmys plc	255,461	2,931
Man Group plc	2,244,268	2,852
Vedanta Resources plc	134,894	2,479
TUI Travel plc	478,330	1,941
Eurasian Natural Resources Corp. plc	320,157	1,697
^ Lonmin plc	199,335	1,654
Evraz plc	358,135	1,366
		2,890,724
Total Common Stocks (Cost $10,887,499)		8,180,117

8

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2012

					Market
					Value
		Coupon			($000)
Temporary Cash Investments (0.9%)[1]
Money Market Fund (0.9%)
2,3	Vanguard Market Liquidity Fund	0.167%		69,827,811	69,828

			Maturity
			Date
U.S. Government and Agency Obligations (0.0%)
4,5	Fannie Mae Discount Notes	0.120%	12/26/12	1,000	999
5,6	Federal Home Loan Bank Discount Notes	0.125%	11/14/12	1,000	1,000
5,6	Federal Home Loan Bank Discount Notes	0.130%	12/26/12	900	900
					2,899
Total Temporary Cash Investments (Cost $72,727)					72,727
Total Investments (100.4%) (Cost $10,960,226)					8,252,844
Other Assets and Liabilities—Net (-0.4%)[3]					(35,873)
Net Assets (100%)					8,216,971

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $34,690,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $37,053,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $2,800,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the ful faith and credit of the U.S. government.
ADR—American Depositary Receipt.

9

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.1%)[1]
Australia (26.6%)
BHP Billiton Ltd.	3,564,717	126,211
Commonwealth Bank of Australia	1,760,153	105,408
Westpac Banking Corp.	3,377,482	89,294
Australia & New Zealand Banking Group Ltd.	2,962,432	78,153
National Australia Bank Ltd.	2,475,639	66,161
Woolworths Ltd.	1,360,477	41,497
Wesfarmers Ltd.	1,112,708	40,113
Rio Tinto Ltd.	481,740	28,401
CSL Ltd.	564,228	27,828
Westfield Group	2,384,960	26,364
Woodside Petroleum Ltd.	728,678	25,982
Newcrest Mining Ltd.	794,333	21,908
Telstra Corp. Ltd.	4,809,924	20,671
QBE Insurance Group Ltd.	1,304,672	17,824
AMP Ltd.	3,204,567	15,247
Origin Energy Ltd.	1,206,104	14,197
Suncorp Group Ltd.	1,424,144	13,872
Brambles Ltd.	1,720,841	12,958
Santos Ltd.	1,057,040	12,603
Macquarie Group Ltd.	366,577	12,109
Amcor Ltd.	1,335,937	10,945
Insurance Australia Group Ltd.	2,301,401	10,944
Orica Ltd.	404,022	10,524
Westfield Retail Trust	3,211,729	10,313
Transurban Group	1,452,843	9,170
AGL Energy Ltd.	600,003	9,049
Stockland	2,490,850	8,937
Coca-Cola Amatil Ltd.	632,050	8,818
Goodman Group	1,712,127	7,860
QR National Ltd.	1,890,648	7,334
^ Fortescue Metals Group Ltd.	1,548,115	6,523
ASX Ltd.	193,867	5,969
Incitec Pivot Ltd.	1,799,069	5,893
Mirvac Group	3,769,859	5,882
GPT Group	1,580,118	5,835
WorleyParsons Ltd.	227,746	5,824
Sonic Healthcare Ltd.	409,148	5,517
Lend Lease Group	600,486	5,391
Dexus Property Group	5,080,171	5,185
Asciano Ltd.	1,078,033	5,102
^ Iluka Resources Ltd.	464,797	4,768
Cochlear Ltd.	63,261	4,672
James Hardie Industries plc	481,088	4,602
Crown Ltd.	441,734	4,452
Computershare Ltd.	493,492	4,444
CFS Retail Property Trust Group	2,192,417	4,442
Tatts Group Ltd.	1,498,991	4,354
APA Group	708,556	3,793
^ Bendigo and Adelaide Bank Ltd.	435,643	3,649
Metcash Ltd.	950,192	3,609
ALS Ltd.	371,726	3,568
Ramsay Health Care Ltd.	144,646	3,567
Toll Holdings Ltd.	754,814	3,477
Leighton Holdings Ltd.	168,930	3,135
Centro Retail Australia	1,396,922	3,115
Boral Ltd.	833,507	3,104
Echo Entertainment Group Ltd.	816,258	2,967
OZ Minerals Ltd.	342,662	2,908
Alumina Ltd.	2,698,843	2,694
Caltex Australia Ltd.	148,521	2,624
Tabcorp Holdings Ltd.	812,164	2,392

10

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	SP AusNet	1,851,010	2,036
*	Qantas Airways Ltd.	1,219,919	1,682
	Whitehaven Coal Ltd.	496,872	1,569
^,*	Lynas Corp. Ltd.	1,922,414	1,451
	Sydney Airport	406,210	1,429
	Newcrest Mining Ltd. ADR	51,388	1,422
	Sims Metal Management Ltd. ADR	119,989	1,172
^	Harvey Norman Holdings Ltd.	587,262	1,160
^	Fairfax Media Ltd.	2,477,753	1,014
	Sims Metal Management Ltd.	62,594	612
*	BGP Holdings PLC	15,642,708	—
			1,037,699
Hong Kong (9.2%)
	AIA Group Ltd.	11,317,842	44,632
	Sun Hung Kai Properties Ltd.	1,736,118	24,000
	Hutchison Whampoa Ltd.	2,357,531	23,096
	Cheung Kong Holdings Ltd.	1,537,636	22,664
	Hong Kong Exchanges and Clearing Ltd.	1,133,644	18,606
	CLP Holdings Ltd.	1,993,150	16,982
	Hong Kong & China Gas Co. Ltd.	5,754,951	15,277
	Power Assets Holdings Ltd.	1,530,816	13,008
	Hang Seng Bank Ltd.	846,741	12,978
	BOC Hong Kong Holdings Ltd.	4,097,546	12,563
	Link REIT	2,495,743	12,402
	Wharf Holdings Ltd.	1,677,297	11,436
	Li & Fung Ltd.	6,471,259	10,795
	Sands China Ltd.	2,669,528	9,979
	Swire Pacific Ltd. Class A	752,125	8,896
	Hang Lung Properties Ltd.	2,473,317	8,564
	Henderson Land Development Co. Ltd.	1,047,662	7,225
	New World Development Co. Ltd.	4,078,568	6,275
	MTR Corp. Ltd.	1,598,917	6,237
	Sino Land Co. Ltd.	3,268,300	5,831
	Hang Lung Group Ltd.	972,222	5,747
	Bank of East Asia Ltd.	1,506,676	5,566
^,*	Galaxy Entertainment Group Ltd.	1,624,949	5,550
	Wynn Macau Ltd.	1,714,840	4,831
	SJM Holdings Ltd.	2,134,668	4,626
	Wheelock & Co. Ltd.	1,006,486	4,390
	Kerry Properties Ltd.	791,858	3,926
	Shangri-La Asia Ltd.	1,726,096	3,332
	Cheung Kong Infrastructure Holdings Ltd.	544,215	3,189
	Hysan Development Co. Ltd.	703,603	3,104
	Yue Yuen Industrial Holdings Ltd.	824,519	2,838
	First Pacific Co. Ltd.	2,309,843	2,568
^	ASM Pacific Technology Ltd.	219,428	2,441
	NWS Holdings Ltd.	1,596,411	2,406
	Cathay Pacific Airways Ltd.	1,295,548	2,340
	Hopewell Holdings Ltd.	630,124	2,265
	Wing Hang Bank Ltd.	197,385	2,089
	MGM China Holdings Ltd.	1,056,800	1,899
	PCCW Ltd.	4,408,143	1,776
	Orient Overseas International Ltd.	242,324	1,526
	Lifestyle International Holdings Ltd.	558,658	1,191
*	Foxconn International Holdings Ltd.	2,459,492	853
			359,899
Japan (57.4%)
	Toyota Motor Corp.	3,049,571	117,583
	Mitsubishi UFJ Financial Group Inc.	14,083,826	63,715
	Honda Motor Co. Ltd.	1,802,427	54,187
	Sumitomo Mitsui Financial Group Inc.	1,485,159	45,382
	Canon Inc.	1,253,442	40,736

11

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Takeda Pharmaceutical Co. Ltd.	873,048	40,580
Mizuho Financial Group Inc.	25,258,881	39,522
FANUC Corp.	211,954	33,768
Softbank Corp.	979,815	30,945
Mitsubishi Corp.	1,553,918	27,742
Japan Tobacco Inc.	995,100	27,517
Mitsubishi Estate Co. Ltd.	1,383,914	27,388
Hitachi Ltd.	5,127,813	27,194
Mitsui & Co. Ltd.	1,921,145	27,079
East Japan Railway Co.	376,012	25,808
Seven & I Holdings Co. Ltd.	833,114	25,693
Shin-Etsu Chemical Co. Ltd.	453,957	25,632
NTT DOCOMO Inc.	16,892	24,477
Astellas Pharma Inc.	491,551	24,449
KDDI Corp.	297,500	23,110
Nissan Motor Co. Ltd.	2,748,662	22,988
Nippon Telegraph & Telephone Corp.	482,817	22,078
Komatsu Ltd.	1,032,109	21,627
Tokio Marine Holdings Inc.	800,190	21,181
Mitsui Fudosan Co. Ltd.	926,580	18,731
Nippon Steel & Sumitomo Metal Corp.	8,396,513	18,534
Sumitomo Corp.	1,242,338	16,937
Denso Corp.	538,186	16,897
Bridgestone Corp.	717,950	16,771
ITOCHU Corp.	1,666,500	16,681
Toshiba Corp.	4,444,424	16,514
Kao Corp.	580,918	16,319
Mitsubishi Electric Corp.	2,134,954	15,958
Nintendo Co. Ltd.	117,498	15,169
Kyocera Corp.	169,078	14,872
Panasonic Corp.	2,443,217	14,819
Nomura Holdings Inc.	4,018,908	14,528
Tokyo Gas Co. Ltd.	2,718,298	14,404
Mitsubishi Heavy Industries Ltd.	3,352,432	14,121
Inpex Corp.	2,426	13,821
Central Japan Railway Co.	159,300	13,708
Keyence Corp.	50,418	13,385
JX Holdings Inc.	2,486,523	13,243
Sony Corp.	1,111,844	13,165
Fast Retailing Co. Ltd.	58,720	13,075
Eisai Co. Ltd.	278,268	12,381
Kubota Corp.	1,206,895	12,341
Otsuka Holdings Co. Ltd.	400,079	12,333
Kirin Holdings Co. Ltd.	959,616	12,046
ORIX Corp.	115,947	11,909
Marubeni Corp.	1,828,356	11,848
Secom Co. Ltd.	231,703	11,802
Daiichi Sankyo Co. Ltd.	745,591	11,412
Sumitomo Realty & Development Co. Ltd.	394,492	10,901
Murata Manufacturing Co. Ltd.	223,719	10,883
Ajinomoto Co. Inc.	712,706	10,882
Dai-ichi Life Insurance Co. Ltd.	9,412	10,852
Sumitomo Mitsui Trust Holdings Inc.	3,448,819	10,466
Asahi Group Holdings Ltd.	428,321	9,776
Hoya Corp.	481,602	9,754
Nikon Corp.	377,230	9,623
MS&AD Insurance Group Holdings	560,936	9,513
Toray Industries Inc.	1,625,857	9,490
SMC Corp.	59,600	9,396
Suzuki Motor Corp.	403,768	9,157
Resona Holdings Inc.	2,086,343	9,028
Sumitomo Electric Industries Ltd.	835,021	8,983
FUJIFILM Holdings Corp.	512,772	8,656
Nidec Corp.	120,514	8,576

12

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Daiwa House Industry Co. Ltd.	564,805	8,565
Tokyo Electron Ltd.	189,913	8,552
Osaka Gas Co. Ltd.	2,072,548	8,542
Nitto Denko Corp.	182,666	8,298
West Japan Railway Co.	187,937	8,205
Daito Trust Construction Co. Ltd.	80,358	8,111
Fujitsu Ltd.	2,062,981	7,937
JGC Corp.	230,221	7,921
Asahi Kasei Corp.	1,398,836	7,695
JFE Holdings Inc.	544,107	7,680
Sumitomo Metal Mining Co. Ltd.	579,149	7,627
Asahi Glass Co. Ltd.	1,117,115	7,594
NKSJ Holdings Inc.	413,926	7,546
Oriental Land Co. Ltd.	55,318	7,546
Odakyu Electric Railway Co. Ltd.	693,362	7,357
Chubu Electric Power Co. Inc.	713,272	7,350
Daiwa Securities Group Inc.	1,840,984	7,344
Nippon Building Fund Inc.	678	7,284
Aeon Co. Ltd.	664,595	7,248
Terumo Corp.	168,050	7,238
Rakuten Inc.	803,700	7,225
Daikin Industries Ltd.	259,712	7,189
^ Kintetsu Corp.	1,792,927	7,026
Hankyu Hanshin Holdings Inc.	1,268,000	7,020
T&D Holdings Inc.	639,761	6,991
Isuzu Motors Ltd.	1,312,996	6,945
Unicharm Corp.	126,041	6,819
Japan Real Estate Investment Corp.	652	6,529
LIXIL Group Corp.	294,632	6,514
Tokyu Corp.	1,259,409	6,406
Kansai Electric Power Co. Inc.	830,314	6,386
Yamato Holdings Co. Ltd.	414,561	6,315
Fuji Heavy Industries Ltd.	649,212	6,258
Aisin Seiki Co. Ltd.	212,129	6,195
Bank of Yokohama Ltd.	1,340,462	6,169
Sekisui House Ltd.	600,235	6,137
Shizuoka Bank Ltd.	588,859	6,023
Tobu Railway Co. Ltd.	1,130,206	6,006
Mitsubishi Chemical Holdings Corp.	1,495,379	5,923
^ Ricoh Co. Ltd.	702,082	5,876
* NEC Corp.	2,887,284	5,538
Yahoo Japan Corp.	16,014	5,511
Ono Pharmaceutical Co. Ltd.	90,933	5,490
Shionogi & Co. Ltd.	330,473	5,487
Shimano Inc.	82,198	5,182
Toyota Industries Corp.	180,220	5,156
^ TDK Corp.	136,287	5,125
Toyota Tsusho Corp.	234,448	5,121
Shiseido Co. Ltd.	397,253	5,027
Chugai Pharmaceutical Co. Ltd.	246,957	5,004
^ Yakult Honsha Co. Ltd.	106,915	4,981
Chiba Bank Ltd.	843,311	4,926
Lawson Inc.	66,695	4,901
Makita Corp.	123,627	4,895
Keikyu Corp.	516,531	4,865
Keio Corp.	638,808	4,848
Dentsu Inc.	199,398	4,710
Sumitomo Chemical Co. Ltd.	1,645,276	4,624
NTT Data Corp.	1,390	4,530
Omron Corp.	224,410	4,474
Kuraray Co. Ltd.	382,213	4,442
Dai Nippon Printing Co. Ltd.	619,513	4,390
* Olympus Corp.	239,951	4,193
^ Japan Retail Fund Investment Corp.	2,298	4,189

13

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Yamada Denki Co. Ltd.	95,774	4,155
Sega Sammy Holdings Inc.	220,291	4,152
Sekisui Chemical Co. Ltd.	473,445	3,888
Isetan Mitsukoshi Holdings Ltd.	391,380	3,831
Credit Saison Co. Ltd.	173,975	3,823
Sysmex Corp.	79,692	3,747
Daihatsu Motor Co. Ltd.	212,557	3,720
* Mitsubishi Motors Corp.	4,296,212	3,703
* Tohoku Electric Power Co. Inc.	500,842	3,689
^ Dena Co. Ltd.	116,351	3,631
Benesse Holdings Inc.	74,847	3,605
Mitsubishi Materials Corp.	1,235,508	3,592
Santen Pharmaceutical Co. Ltd.	81,620	3,575
Kyushu Electric Power Co. Inc.	469,668	3,561
Toppan Printing Co. Ltd.	615,590	3,558
Mitsubishi Tanabe Pharma Corp.	246,336	3,551
^ Hisamitsu Pharmaceutical Co. Inc.	68,640	3,549
Hirose Electric Co. Ltd.	33,141	3,547
* Mazda Motor Corp.	2,972,959	3,546
Konica Minolta Holdings Inc.	528,753	3,518
Chugoku Electric Power Co. Inc.	326,213	3,509
Joyo Bank Ltd.	720,338	3,486
Rohm Co. Ltd.	106,433	3,437
Sony Financial Holdings Inc.	192,624	3,435
Nippon Express Co. Ltd.	933,925	3,418
Nippon Yusen KK	1,778,083	3,389
JSR Corp.	196,943	3,378
NGK Insulators Ltd.	299,541	3,340
Fukuoka Financial Group Inc.	854,041	3,340
Electric Power Development Co. Ltd.	128,079	3,281
Trend Micro Inc.	116,058	3,253
Kawasaki Heavy Industries Ltd.	1,576,357	3,243
Obayashi Corp.	720,575	3,224
Taisho Pharmaceutical Holdings Co. Ltd.	39,623	3,200
Jupiter Telecommunications Co. Ltd.	2,323	3,163
* Japan Airlines Co. Ltd.	65,646	3,125
Taisei Corp.	1,131,863	3,121
FamilyMart Co. Ltd.	64,365	3,119
Nitori Holdings Co. Ltd.	37,891	3,094
IHI Corp.	1,460,720	3,076
MEIJI Holdings Co. Ltd.	67,115	3,071
Namco Bandai Holdings Inc.	195,354	3,070
Bank of Kyoto Ltd.	356,363	3,063
Kyowa Hakko Kirin Co. Ltd.	286,386	3,048
Yamaha Motor Co. Ltd.	310,147	2,961
Mitsui OSK Lines Ltd.	1,193,811	2,861
TonenGeneral Sekiyu KK	310,713	2,820
Kurita Water Industries Ltd.	124,078	2,817
J Front Retailing Co. Ltd.	535,380	2,784
Keisei Electric Railway Co. Ltd.	303,404	2,782
Chiyoda Corp.	172,123	2,780
Mitsubishi UFJ Lease & Finance Co. Ltd.	64,170	2,767
Toho Gas Co. Ltd.	451,518	2,737
Hamamatsu Photonics KK	78,322	2,715
NSK Ltd.	488,736	2,684
^ All Nippon Airways Co. Ltd.	1,255,143	2,658
Tokyu Land Corp.	473,127	2,656
Taiheiyo Cement Corp.	1,241,000	2,646
Chugoku Bank Ltd.	192,109	2,644
Nisshin Seifun Group Inc.	209,264	2,615
Miraca Holdings Inc.	61,485	2,597
Japan Prime Realty Investment Corp.	861	2,595
* Tokyo Electric Power Co. Inc.	1,584,384	2,586
Kansai Paint Co. Ltd.	239,442	2,579

14

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Konami Corp.	111,949	2,570
Kajima Corp.	926,362	2,566
USS Co. Ltd.	24,386	2,564
Ube Industries Ltd.	1,121,936	2,562
Oji Holdings Corp.	873,521	2,562
Shimamura Co. Ltd.	24,453	2,549
Yokogawa Electric Corp.	220,796	2,513
Brother Industries Ltd.	261,959	2,471
Nissin Foods Holdings Co. Ltd.	64,847	2,452
^ Kikkoman Corp.	184,642	2,452
Suzuken Co. Ltd.	77,548	2,448
Toyo Suisan Kaisha Ltd.	97,996	2,442
Rinnai Corp.	35,654	2,435
Shinsei Bank Ltd.	1,656,373	2,428
Sankyo Co. Ltd.	53,517	2,425
Asics Corp.	165,332	2,403
* Kobe Steel Ltd.	2,736,957	2,403
Suruga Bank Ltd.	199,396	2,395
Teijin Ltd.	1,042,175	2,390
Hachijuni Bank Ltd.	461,828	2,386
^ Sharp Corp.	1,105,867	2,386
^ Showa Denko KK	1,555,499	2,379
Nomura Research Institute Ltd.	111,184	2,363
Nippon Meat Packers Inc.	188,466	2,339
TOTO Ltd.	305,078	2,286
Sumitomo Rubber Industries Ltd.	189,290	2,232
Iyo Bank Ltd.	288,498	2,231
NGK Spark Plug Co. Ltd.	197,081	2,207
THK Co. Ltd.	132,632	2,205
Hino Motors Ltd.	285,209	2,205
Stanley Electric Co. Ltd.	159,141	2,190
Shimizu Corp.	653,504	2,186
Sumitomo Heavy Industries Ltd.	608,153	2,180
Toho Co. Ltd.	124,533	2,172
Tsumura & Co.	66,772	2,135
^ Hulic Co. Ltd.	266,900	2,124
^ Nabtesco Corp.	113,465	2,118
Mitsubishi Gas Chemical Co. Inc.	426,921	2,109
Kamigumi Co. Ltd.	260,148	2,098
Idemitsu Kosan Co. Ltd.	24,298	2,091
Japan Steel Works Ltd.	351,865	2,086
Nippon Electric Glass Co. Ltd.	409,752	2,086
Aeon Mall Co. Ltd.	80,314	2,083
Air Water Inc.	165,281	2,071
Advantest Corp.	163,587	2,069
Gunma Bank Ltd.	425,081	2,051
Alfresa Holdings Corp.	45,358	2,051
McDonald's Holdings Co. Japan Ltd.	73,622	2,046
MediPal Holdings Corp.	160,484	2,044
Dainippon Sumitomo Pharma Co. Ltd.	175,038	2,013
Mitsui Chemicals Inc.	968,190	2,001
Amada Co. Ltd.	393,393	1,998
Shikoku Electric Power Co. Inc.	186,244	1,991
Takashimaya Co. Ltd.	295,494	1,944
^ Hitachi Construction Machinery Co. Ltd.	117,732	1,936
Yamaguchi Financial Group Inc.	232,864	1,929
Daicel Corp.	320,473	1,924
Nomura Real Estate Office Fund Inc. Class A	304	1,912
^ Casio Computer Co. Ltd.	249,472	1,909
Nomura Real Estate Holdings Inc.	105,478	1,893
Oracle Corp. Japan	42,568	1,893
JTEKT Corp.	247,466	1,858
Hokuriku Electric Power Co.	185,934	1,847
NOK Corp.	113,356	1,819

15

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Aozora Bank Ltd.	641,231	1,808
^	Gree Inc.	102,579	1,788
	Marui Group Co. Ltd.	248,542	1,788
	Toyo Seikan Kaisha Ltd.	167,973	1,786
	Shimadzu Corp.	262,596	1,768
	Mitsubishi Logistics Corp.	135,831	1,752
	Hitachi Metals Ltd.	184,407	1,728
	SBI Holdings Inc.	246,050	1,723
	Sojitz Corp.	1,383,118	1,717
	Yaskawa Electric Corp.	238,655	1,710
	Seven Bank Ltd.	596,140	1,704
	Nishi-Nippon City Bank Ltd.	741,839	1,692
	Ibiden Co. Ltd.	133,283	1,681
	Hokkaido Electric Power Co. Inc.	200,593	1,652
	Denki Kagaku Kogyo KK	533,966	1,649
	Hitachi Chemical Co. Ltd.	114,366	1,613
^	Sanrio Co. Ltd.	48,850	1,608
	Yamaha Corp.	176,539	1,586
^	Aeon Credit Service Co. Ltd.	72,870	1,548
	Hakuhodo DY Holdings Inc.	25,655	1,537
^	GS Yuasa Corp.	389,999	1,520
	Kaneka Corp.	310,995	1,517
	Hitachi High-Technologies Corp.	68,780	1,507
	Taiyo Nippon Sanso Corp.	268,728	1,475
	Yamazaki Baking Co. Ltd.	122,435	1,472
	NHK Spring Co. Ltd.	175,496	1,466
*	Nexon Co. Ltd.	120,100	1,465
	Citizen Holdings Co. Ltd.	285,548	1,449
	Itochu Techno-Solutions Corp.	27,966	1,447
	Toyoda Gosei Co. Ltd.	72,703	1,432
	Otsuka Corp.	17,542	1,430
*	Furukawa Electric Co. Ltd.	705,600	1,407
	Daido Steel Co. Ltd.	309,087	1,340
	Koito Manufacturing Co. Ltd.	107,455	1,335
	Yamato Kogyo Co. Ltd.	46,117	1,295
	ABC-Mart Inc.	29,087	1,276
*	Kawasaki Kisen Kaisha Ltd.	1,002,235	1,270
	Fuji Electric Co. Ltd.	624,783	1,267
^	Nippon Paper Group Inc.	110,448	1,263
	Ushio Inc.	116,484	1,229
	Japan Petroleum Exploration Co.	31,579	1,189
	Showa Shell Sekiyu KK	211,922	1,180
	Mabuchi Motor Co. Ltd.	26,901	1,140
	Tosoh Corp.	560,233	1,097
	Cosmo Oil Co. Ltd.	613,046	1,090
	Maruichi Steel Tube Ltd.	51,914	1,080
	NTT Urban Development Corp.	1,273	1,049
	Coca-Cola West Co. Ltd.	67,824	1,040
	Square Enix Holdings Co. Ltd.	70,115	988
	Kinden Corp.	148,431	929
	NTN Corp.	505,217	906
*	Sumco Corp.	126,501	868
^	Seiko Epson Corp.	142,251	791
^	Toyota Boshoku Corp.	70,109	665
*	Nisshin Steel Holdings Co. Ltd.	75,791	502
			2,240,670
New Zealand (0.4%)
	Fletcher Building Ltd.	758,113	4,385
	Telecom Corp. of New Zealand Ltd.	2,086,355	4,125
	Auckland International Airport Ltd.	1,022,944	2,256
	SKYCITY Entertainment Group Ltd.	631,912	2,016
	Contact Energy Ltd.	410,727	1,870
			14,652

16

	Vanguard® Pacific Stock Index Fund
	Schedule of Investments
	October 31, 2012

					Market
					Value
				Shares	($000)
	Singapore (5.5%)
	Singapore Telecommunications Ltd.			8,813,109	23,214
	DBS Group Holdings Ltd.			2,008,779	22,813
	Oversea-Chinese Banking Corp. Ltd.			2,852,594	21,201
	United Overseas Bank Ltd.			1,407,267	20,986
	Keppel Corp. Ltd.			1,586,358	13,802
	Fraser and Neave Ltd.			1,023,574	7,669
	CapitaLand Ltd.			2,830,558	7,538
^	Genting Singapore plc			6,735,033	7,316
	Singapore Press Holdings Ltd.			1,783,417	5,897
	Wilmar International Ltd.			2,121,303	5,355
	Singapore Exchange Ltd.			950,260	5,223
	City Developments Ltd.			552,713	5,161
	Singapore Airlines Ltd.			594,226	5,150
	Singapore Technologies Engineering Ltd.			1,693,055	4,873
	SembCorp Industries Ltd.			1,085,820	4,819
	Global Logistic Properties Ltd.			2,283,673	4,791
	Jardine Cycle & Carriage Ltd.			118,621	4,773
	Noble Group Ltd.			4,267,304	4,556
	Hutchison Port Holdings Trust			5,790,639	4,496
	CapitaMall Trust			2,570,112	4,422
	Ascendas REIT			2,104,894	4,061
	Golden Agri-Resources Ltd.			7,376,698	3,768
	SembCorp Marine Ltd.			926,666	3,559
	ComfortDelGro Corp. Ltd.			2,061,980	2,851
^	Olam International Ltd.			1,765,181	2,836
	UOL Group Ltd.			511,717	2,368
	Keppel Land Ltd.			825,737	2,287
	CapitaMalls Asia Ltd.			1,504,335	2,270
	StarHub Ltd.			669,567	2,014
	Yangzijiang Shipbuilding Holdings Ltd.			2,100,210	1,549
^,*	Neptune Orient Lines Ltd.			999,571	946
^	Cosco Corp. Singapore Ltd.			1,131,305	812
					213,376
	Total Common Stocks (Cost $5,297,373)				3,866,296

		Coupon
	Temporary Cash Investments (2.5%)[1]
	Money Market Fund (2.5%)
2,3	Vanguard Market Liquidity Fund	0.167%		97,522,889	97,523

			Maturity
			Date
	U.S. Government and Agency Obligations (0.0%)
4,5	Fannie Mae Discount Notes	0.135%	12/12/12	800	800
	United States Treasury Note/Bond	0.625%	12/31/12	1,000	1,000
					1,800
	Total Temporary Cash Investments (Cost $99,324)				99,323
	Total Investments (101.6%) (Cost $5,396,697)				3,965,619
	Other Assets and Liabilities—Net (-1.6%)2				(62,591)
	Net Assets (100%)				3,903,028

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $68,332,000
* Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.6%, respectively, of net assets.

17

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2012

2 Includes $77,505,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $800,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

18

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Brazil (12.5%)
Petroleo Brasileiro SA ADR Type A	27,467,478	563,907
Vale SA Class B Pfd. ADR	29,208,019	519,611
Itau Unibanco Holding SA ADR	33,733,864	491,840
Cia de Bebidas das Americas ADR	10,669,175	435,196
Petroleo Brasileiro SA ADR	19,942,785	422,986
^ Banco Bradesco SA ADR	26,742,590	418,789
Vale SA Class B ADR	18,811,855	344,633
Petroleo Brasileiro SA Prior Pfd.	28,882,557	295,786
BM&FBovespa SA	35,065,369	224,440
Itausa - Investimentos Itau SA Prior Pfd.	49,882,085	218,582
Petroleo Brasileiro SA	19,544,940	206,896
Vale SA Prior Pfd.	10,771,550	192,780
Banco Bradesco SA Prior Pfd.	11,718,900	184,636
Cia de Bebidas das Americas Prior Pfd.	4,360,123	178,179
Itau Unibanco Holding SA Prior Pfd.	11,799,473	172,543
CCR SA	17,227,488	151,490
Cielo SA	5,740,399	142,023
Ultrapar Participacoes SA	6,544,634	137,270
Vale SA	7,219,610	133,120
BRF - Brasil Foods SA ADR	7,080,438	129,714
Banco do Brasil SA	11,525,996	122,975
BRF - Brasil Foods SA	6,318,280	114,946
BR Malls Participacoes SA	8,203,288	107,840
Gerdau SA ADR	11,103,655	97,601
Souza Cruz SA	7,438,567	97,054
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,974,126	92,271
Natura Cosmeticos SA	3,361,565	89,623
Lojas Renner SA	2,409,886	89,226
Cia Energetica de Minas Gerais ADR	7,177,783	86,062
Banco Santander Brasil SA ADR	12,344,358	83,942
Cia de Saneamento Basico do Estado de Sao Paulo ADR	927,967	77,959
Telefonica Brasil SA ADR	3,286,101	72,360
Telefonica Brasil SA Prior Pfd.	2,935,563	65,040
Embraer SA ADR	2,299,513	64,179
Lojas Americanas SA Prior Pfd.	7,661,498	64,127
Bradespar SA Prior Pfd.	4,339,101	64,091
Cia Hering	2,772,280	63,689
Cia Siderurgica Nacional SA ADR	11,288,936	61,412
* OGX Petroleo e Gas Participacoes SA	25,520,792	59,183
Metalurgica Gerdau SA Prior Pfd. Class A	5,272,576	59,085
Gerdau SA Prior Pfd.	6,371,545	55,683
Tractebel Energia SA	3,112,994	53,645
* Hypermarcas SA	6,580,748	52,327
Klabin SA Prior Pfd.	8,661,899	50,878
Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,663,687	48,019
CETIP SA - Mercados Organizados	4,078,534	46,989
BR Properties SA	3,526,029	46,179
Cosan SA Industria e Comercio	2,304,950	44,203
Localiza Rent a Car SA	2,502,759	43,868
Totvs SA	2,127,264	43,256
Multiplan Empreendimentos Imobiliarios SA	1,436,525	42,083
Raia Drogasil SA	3,796,663	41,779
Anhanguera Educacional Participacoes SA	2,318,220	40,633
All America Latina Logistica SA	8,518,027	38,752
Tim Participacoes SA	10,596,057	37,563
* Fibria Celulose SA	4,385,548	37,225
^ Oi SA ADR	9,255,591	37,022
PDG Realty SA Empreendimentos e Participacoes	21,628,668	36,420
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	7,419,619	35,837
Amil Participacoes SA	2,321,700	34,922
CPFL Energia SA	2,943,463	34,202

19

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Cia Energetica de Minas Gerais Prior Pfd.	2,787,901	33,355
	Duratex SA	4,701,338	32,707
	MRV Engenharia e Participacoes SA	6,122,244	31,048
	Diagnosticos da America SA	4,464,100	29,672
	EDP - Energias do Brasil SA	4,609,733	28,824
	Oi SA Prior Pfd.	6,923,545	27,748
	Cia Paranaense de Energia ADR	1,872,167	27,633
	Cia Energetica de Sao Paulo Prior Pfd.	2,999,060	26,948
	EcoRodovias Infraestrutura e Logistica SA	3,076,397	26,870
	Banco do Estado do Rio Grande do Sul SA Prior Pfd.	3,380,922	26,717
	Cia de Saneamento de Minas Gerais-COPASA	1,094,294	25,829
	Odontoprev SA	4,885,923	25,259
	Centrais Eletricas Brasileiras SA	4,562,497	25,047
*	JBS SA	7,606,750	24,606
	Marcopolo SA Prior Pfd.	4,076,000	23,902
	CPFL Energia SA ADR	1,010,505	23,535
	Cia de Saneamento Basico do Estado de Sao Paulo	549,608	23,266
	Porto Seguro SA	2,112,758	22,469
	Multiplus SA	957,456	22,246
	Centrais Eletricas Brasileiras SA Prior Pfd.	2,761,719	21,960
	AES Tiete SA Prior Pfd.	1,925,045	21,866
	Tim Participacoes SA ADR	1,247,788	21,687
	Banco Santander Brasil SA	3,097,990	21,278
	Cia Siderurgica Nacional SA	3,845,611	21,263
	Obrascon Huarte Lain Brasil SA	2,210,000	20,783
	Oi SA	3,951,132	18,675
	Centrais Eletricas Brasileiras SA ADR	2,071,576	16,573
	Sul America SA	1,999,740	15,753
*	MPX Energia SA	2,980,305	15,745
	Embraer SA	2,239,149	15,655
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	1,875,770	14,897
	Braskem SA ADR	1,066,383	13,948
	Light SA	1,236,798	13,305
	Braskem SA Prior Pfd.	1,783,624	11,785
	Cia de Transmissao de Energia Eletrica Paulista Prior Pfd.	637,979	10,224
*	MMX Mineracao e Metalicos SA	3,857,465	7,635
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	111,785	5,130
	Cia Paranaense de Energia Prior Pfd.	328,077	4,846
^,*	Fibria Celulose SA ADR	429,806	3,787
	Centrais Eletricas Brasileiras SA ADR	623,224	3,465
	Oi SA ADR	625,137	2,913
			8,909,425
Chile (1.9%)
	Empresas COPEC SA	9,108,532	131,177
	Cencosud SA	20,244,339	110,813
	SACI Falabella	9,795,760	100,484
	Latam Airlines Group SA (Santiago Shares)	3,874,296	95,797
	Empresas CMPC SA	22,471,883	85,581
	Sociedad Quimica y Minera de Chile SA ADR	1,394,932	80,697
	Empresa Nacional de Electricidad SA ADR	1,639,548	78,485
	Banco Santander Chile ADR	2,478,134	67,381
	Enersis SA ADR	3,718,877	62,998
	CAP SA	1,505,210	51,843
	Banco de Chile	342,824,090	51,180
	ENTEL Chile SA	2,351,979	48,122
*	Colbun SA	160,553,071	44,817
	Banco de Credito e Inversiones	623,776	40,090
	Cia Cervecerias Unidas SA	2,251,255	32,731
	Aguas Andinas SA Class A	48,445,911	32,612
	AES Gener SA	49,907,276	29,747
	Empresa Nacional de Electricidad SA	17,474,993	28,076
	Enersis SA	78,498,873	26,815
	E.CL SA	10,805,735	26,413
	Corpbanca SA	1,980,081,366	25,918

20

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	426,158	24,745
	Banco Santander Chile	342,238,118	23,565
*	Latam Airlines Group SA	739,267	18,017
	Vina Concha y Toro SA	7,821,891	15,813
^,*	Latam Airlines Group SA ADR	536,644	13,303
			1,347,220
China (18.4%)
	China Mobile Ltd.	119,760,667	1,328,355
	China Construction Bank Corp.	1,433,473,938	1,074,627
	Industrial & Commercial Bank of China Ltd.	1,293,761,003	851,941
	CNOOC Ltd.	354,935,752	730,450
	Tencent Holdings Ltd.	20,147,172	708,666
	Bank of China Ltd.	1,495,778,277	612,794
	PetroChina Co. Ltd.	419,337,679	569,007
	China Life Insurance Co. Ltd.	147,892,470	434,879
	China Petroleum & Chemical Corp.	333,511,540	351,480
	Ping An Insurance Group Co. of China Ltd.	37,321,988	293,707
	China Shenhua Energy Co. Ltd.	67,546,825	286,209
	China Overseas Land & Investment Ltd.	81,215,076	211,472
	Agricultural Bank of China Ltd.	431,373,765	185,862
	Belle International Holdings Ltd.	92,196,500	170,972
	China Telecom Corp. Ltd.	275,811,683	163,184
	Want Want China Holdings Ltd.	118,305,285	161,063
	China Unicom Hong Kong Ltd.	93,671,048	151,010
	China Merchants Bank Co. Ltd.	78,656,502	146,146
	Hengan International Group Co. Ltd.	14,834,500	134,697
	China Pacific Insurance Group Co. Ltd.	39,237,994	122,340
	Kunlun Energy Co. Ltd.	64,075,230	118,609
	Tingyi Cayman Islands Holding Corp.	39,476,634	116,954
	Bank of Communications Co. Ltd.	141,561,345	100,747
	Lenovo Group Ltd.	123,819,309	99,139
^	China Minsheng Banking Corp. Ltd.	103,241,868	93,503
^	China Resources Land Ltd.	40,366,000	91,567
^	Anhui Conch Cement Co. Ltd.	24,538,152	84,283
	China Communications Construction Co. Ltd.	89,633,704	83,663
	China Coal Energy Co. Ltd.	83,338,000	82,355
	China Resources Power Holdings Co. Ltd.	38,194,548	81,669
	China Resources Enterprise Ltd.	24,339,460	78,858
	China Merchants Holdings International Co. Ltd.	22,653,510	74,728
	China Citic Bank Corp. Ltd.	147,014,919	74,698
	China Mengniu Dairy Co. Ltd.	24,554,356	74,257
^	China National Building Material Co. Ltd.	57,320,360	72,548
	Jiangxi Copper Co. Ltd.	28,201,598	72,460
	PICC Property & Casualty Co. Ltd.	54,174,306	71,719
	Dongfeng Motor Group Co. Ltd.	55,228,044	68,306
	Beijing Enterprises Holdings Ltd.	10,409,500	67,098
	ENN Energy Holdings Ltd.	15,222,000	63,213
	Inner Mongolia Yitai Coal Co. Ltd. Class B	11,423,644	62,064
*	Brilliance China Automotive Holdings Ltd.	48,576,000	60,021
	Yanzhou Coal Mining Co. Ltd.	39,950,720	59,552
	China Oilfield Services Ltd.	31,390,000	59,228
^	Great Wall Motor Co. Ltd.	20,159,000	55,004
	Sinopharm Group Co. Ltd.	16,147,200	54,110
^	Sun Art Retail Group Ltd.	39,160,738	53,145
	Huaneng Power International Inc.	65,813,978	52,580
^	Shimao Property Holdings Ltd.	27,336,757	51,850
^	COSCO Pacific Ltd.	32,356,988	47,579
^	Longfor Properties Co. Ltd.	26,997,780	47,421
^	Zijin Mining Group Co. Ltd.	116,496,180	46,813
^	Evergrande Real Estate Group Ltd.	104,800,885	45,453
	Guangdong Investment Ltd.	52,067,680	42,503
	Shandong Weigao Group Medical Polymer Co. Ltd.	30,166,200	40,683
	China State Construction International Holdings Ltd.	34,155,472	40,486
	China Railway Group Ltd.	77,121,608	39,100

21

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
^	China Railway Construction Corp. Ltd.	38,477,265	38,013
^	Sino-Ocean Land Holdings Ltd.	58,996,802	36,795
	Country Garden Holdings Co. Ltd.	90,911,562	36,289
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	27,105,379	36,259
	Kingboard Chemical Holdings Ltd.	11,937,626	35,343
	China Gas Holdings Ltd.	64,640,000	35,122
^,*	Aluminum Corp. of China Ltd.	78,851,720	34,156
^	Weichai Power Co. Ltd.	9,606,920	33,868
	Shanghai Industrial Holdings Ltd.	10,281,045	32,897
^	Citic Pacific Ltd.	25,274,874	32,098
^	Agile Property Holdings Ltd.	28,439,245	32,096
^	Geely Automobile Holdings Ltd.	74,288,000	31,767
	China Resources Gas Group Ltd.	14,246,000	31,508
	China Vanke Co. Ltd. Class B	24,164,051	31,506
^	CSR Corp. Ltd.	40,409,877	31,200
^	Golden Eagle Retail Group Ltd.	14,258,000	31,130
	Zhaojin Mining Industry Co. Ltd.	18,253,000	30,688
	Tsingtao Brewery Co. Ltd.	5,620,000	30,317
	Guangzhou Automobile Group Co. Ltd.	43,791,084	29,986
	China Longyuan Power Group Corp.	45,374,000	29,430
	Soho China Ltd.	43,457,606	29,405
*	China Taiping Insurance Holdings Co. Ltd.	17,080,007	29,126
^	GCL-Poly Energy Holdings Ltd.	156,570,000	27,678
^	Air China Ltd.	38,763,548	27,389
	China Communications Services Corp. Ltd.	47,847,973	26,887
	China Shanshui Cement Group Ltd.	36,298,000	26,854
	Yuexiu Property Co. Ltd.	95,024,000	25,982
	China Everbright Ltd.	17,726,010	25,654
^	China Resources Cement Holdings Ltd.	37,768,686	25,532
^,*	Poly Property Group Co. Ltd.	42,198,000	25,451
	Beijing Capital International Airport Co. Ltd.	39,293,654	25,211
	Parkson Retail Group Ltd.	29,720,779	25,099
^	Intime Department Store Group Co. Ltd.	21,228,000	25,013
^	Uni-President China Holdings Ltd.	19,795,000	24,862
^,*	China COSCO Holdings Co. Ltd.	49,880,000	24,620
	Zhuzhou CSR Times Electric Co. Ltd.	8,389,000	24,529
	Shanghai Electric Group Co. Ltd.	58,929,831	23,821
^	Guangzhou R&F Properties Co. Ltd.	18,423,600	22,518
	Shui On Land Ltd.	53,097,237	22,373
^	CITIC Securities Co. Ltd.	11,946,500	22,297
	Shanghai Pharmaceuticals Holding Co. Ltd.	11,993,600	22,185
	China BlueChemical Ltd.	34,725,405	21,926
	Zhejiang Expressway Co. Ltd.	29,876,704	21,730
	Jiangsu Expressway Co. Ltd.	24,796,139	21,316
	Datang International Power Generation Co. Ltd.	59,656,568	21,154
^	Nine Dragons Paper Holdings Ltd.	29,785,000	20,834
^	Shougang Fushan Resources Group Ltd.	59,855,984	20,826
^,*	Byd Co. Ltd.	10,575,255	20,728
^,*	GOME Electrical Appliances Holding Ltd.	197,796,805	20,545
^,*	China Yurun Food Group Ltd.	28,097,149	20,497
^	Chongqing Rural Commercial Bank	43,547,461	20,327
	Franshion Properties China Ltd.	66,134,094	20,136
	China Agri-Industries Holdings Ltd.	32,162,586	20,044
	Daphne International Holdings Ltd.	16,566,000	19,906
^,*	China Shipping Container Lines Co. Ltd.	72,643,618	19,271
*	Haier Electronics Group Co. Ltd.	15,050,000	19,165
	Lee & Man Paper Manufacturing Ltd.	35,303,000	18,439
^	Huabao International Holdings Ltd.	35,992,838	17,914
^	ZTE Corp.	12,452,528	17,460
	BBMG Corp.	20,367,500	17,389
	Far East Horizon Ltd.	24,658,010	17,368
	Wumart Stores Inc.	9,778,000	17,321
^	China Southern Airlines Co. Ltd.	33,068,000	15,593
^	Yingde Gases	16,275,000	15,408

22

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
^	Anta Sports Products Ltd.	17,864,000	15,160
^	AviChina Industry & Technology Co. Ltd.	36,416,000	14,905
^	China Shipping Development Co. Ltd.	28,140,196	14,701
	China International Marine Containers Group Co. Ltd. Class B	11,839,498	14,558
	Bosideng International Holdings Ltd.	45,922,000	14,516
	Dah Chong Hong Holdings Ltd.	15,367,000	14,432
^,*	Angang Steel Co. Ltd.	23,684,374	14,110
	Fosun International Ltd.	28,202,737	13,818
^	China Rongsheng Heavy Industries Group Holdings Ltd.	63,176,641	13,521
^	Zhongsheng Group Holdings Ltd.	10,297,000	13,224
^	Hengdeli Holdings Ltd.	40,448,000	12,649
^	Sihuan Pharmaceutical Holdings Group Ltd.	31,953,214	12,496
	Sinopec Shanghai Petrochemical Co. Ltd.	43,581,192	12,434
*	MMG Ltd.	29,680,000	11,724
^,*	China Zhongwang Holdings Ltd.	27,574,132	10,984
^	Dongfang Electric Corp. Ltd.	6,184,430	10,307
^,*	China ZhengTong Auto Services Holdings Ltd.	15,260,852	10,283
^,*	Metallurgical Corp. of China Ltd.	48,971,000	9,065
^	Sany Heavy Equipment International Holdings Co. Ltd.	17,215,000	9,002
	CSG Holding Co. Ltd. Class B	12,809,638	8,074
			13,105,041
Colombia (1.1%)
	Bancolombia SA ADR	5,713,046	365,749
	Ecopetrol SA ADR	2,472,368	146,389
	Grupo de Inversiones Suramericana SA	3,110,437	60,722
	Ecopetrol SA	17,639,001	52,481
	Almacenes Exito SA	2,612,851	49,810
	Interconexion Electrica SA ESP	5,324,444	28,835
	Grupo de Inversiones Suramericana SA Prior Pfd.	951,279	19,579
	Cementos Argos SA	3,727,960	17,828
	Corp Financiera Colombiana SA	774,462	14,713
	Grupo Aval Acciones y Valores Prior Pfd.	19,134,468	13,527
	Isagen SA ESP	8,386,069	11,766
	Grupo Argos SA Prior Pfd.	998,183	11,117
	Grupo Argos SA	954,109	10,907
			803,423
Czech Republic (0.3%)
	CEZ AS	3,239,617	119,718
	Komercni Banka AS	308,395	63,107
	Telefonica Czech Republic AS	2,358,999	46,985
			229,810
Egypt (0.2%)
*	Orascom Construction Industries GDR	1,940,448	79,364
*	Orascom Telecom Holding SAE GDR	11,249,310	33,828
	Commercial International Bank Egypt SAE	1,868,514	11,574
	National Societe Generale Bank SAE	483,998	3,669
*	Talaat Moustafa Group	4,208,215	3,358
	Telecom Egypt Co.	1,443,930	3,284
	Egyptian Kuwaiti Holding Co. SAE	2,456,711	3,098
*	Egyptian Financial Group-Hermes Holding	1,335,097	2,562
			140,737
Hungary (0.3%)
	OTP Bank plc	4,456,038	84,921
	MOL Hungarian Oil and Gas plc	851,069	74,034
	Richter Gedeon Nyrt	285,864	53,223
	Magyar Telekom Telecommunications plc	10,209,463	18,945
			231,123
India (6.9%)
	Reliance Industries Ltd.	26,142,090	390,070
	Infosys Ltd.	8,595,609	376,315
	Housing Development Finance Corp.	26,439,559	373,246
	HDFC Bank Ltd. ADR	6,527,090	244,048
	ITC Ltd.	43,847,398	229,839

23

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Tata Consultancy Services Ltd.	9,402,592	229,526
Hindustan Unilever Ltd.	17,337,830	175,803
ICICI Bank Ltd.	8,192,197	159,430
Tata Motors Ltd.	29,696,563	141,242
HDFC Bank Ltd.	10,791,877	126,742
Larsen & Toubro Ltd.	4,184,893	126,024
State Bank of India	2,590,770	101,148
Mahindra & Mahindra Ltd.	6,156,281	100,772
Axis Bank Ltd.	4,558,542	99,634
Sun Pharmaceutical Industries Ltd.	6,238,158	80,351
Oil & Natural Gas Corp. Ltd.	15,461,103	77,001
Coal India Ltd.	9,948,983	63,899
IDFC Ltd.	20,903,547	62,674
Kotak Mahindra Bank Ltd.	5,482,502	61,327
Bajaj Auto Ltd.	1,709,231	57,587
Bharti Airtel Ltd.	11,416,296	57,067
Dr Reddy's Laboratories Ltd. ADR	1,657,663	53,940
Jindal Steel & Power Ltd.	7,463,318	53,633
Ultratech Cement Ltd.	1,396,469	51,694
Sterlite Industries India Ltd.	26,901,471	49,559
GAIL India Ltd.	7,655,188	49,498
Bharat Heavy Electricals Ltd.	11,808,796	49,068
Cipla Ltd.	7,024,885	47,399
Ambuja Cements Ltd.	12,604,229	47,301
Power Grid Corp. of India Ltd.	21,611,370	45,692
Wipro Ltd. ADR	5,847,234	45,141
Hindalco Industries Ltd.	20,676,189	44,518
Tata Steel Ltd.	6,027,187	43,741
Asian Paints Ltd.	560,977	40,300
Tata Power Co. Ltd.	19,568,509	38,420
United Spirits Ltd.	1,759,315	38,326
NTPC Ltd.	11,912,908	36,557
Zee Entertainment Enterprises Ltd.	9,807,050	34,439
Jaiprakash Associates Ltd.	19,704,322	31,771
DLF Ltd.	8,422,681	31,575
Godrej Consumer Products Ltd.	2,309,058	30,890
Lupin Ltd.	2,857,342	30,039
Hero Motocorp Ltd.	834,839	28,990
* Cairn India Ltd.	4,519,497	28,199
Shriram Transport Finance Co. Ltd.	2,349,030	27,206
ACC Ltd.	1,057,554	27,018
LIC Housing Finance Ltd.	5,909,037	26,661
Wipro Ltd.	4,069,055	26,300
* Ranbaxy Laboratories Ltd.	2,656,216	25,904
* Satyam Computer Services Ltd.	12,617,597	25,574
Rural Electrification Corp. Ltd.	6,047,935	24,094
Sesa Goa Ltd.	7,347,261	23,253
Bharat Petroleum Corp. Ltd.	3,635,322	22,758
JSW Steel Ltd.	1,649,641	22,578
Titan Industries Ltd.	4,314,902	20,725
* Idea Cellular Ltd.	12,896,684	20,475
Bank of Baroda	1,496,029	20,105
Reliance Infrastructure Ltd.	2,259,447	19,609
HCL Technologies Ltd.	1,721,795	19,404
Maruti Suzuki India Ltd.	710,819	18,926
Power Finance Corp. Ltd.	5,458,179	18,722
* Reliance Power Ltd.	10,705,621	18,326
Dabur India Ltd.	7,941,129	18,323
Adani Ports and Special Economic Zone	7,514,454	17,709
Siemens Ltd.	1,328,157	16,918
Adani Enterprises Ltd.	4,018,562	16,035
Reliance Capital Ltd.	2,163,136	15,263
Dr Reddy's Laboratories Ltd.	402,777	13,120
Aditya Birla Nuvo Ltd.	751,579	12,666

24

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
* Unitech Ltd.	29,287,302	12,505
Piramal Enterprises Ltd.	1,293,967	11,942
Canara Bank	1,568,042	11,654
Reliance Communications Ltd.	11,145,837	11,140
Bank of India	2,080,877	10,655
United Phosphorus Ltd.	4,324,855	9,146
* GMR Infrastructure Ltd.	17,966,338	6,669
ICICI Bank Ltd. ADR	138,657	5,442
State Bank of India GDR	43,236	3,573
		4,884,833
Indonesia (2.8%)
Astra International Tbk PT	404,953,900	338,021
Bank Central Asia Tbk PT	243,541,224	207,268
Telekomunikasi Indonesia Persero Tbk PT	202,207,781	205,374
Bank Rakyat Indonesia Persero Tbk PT	220,782,600	169,188
Bank Mandiri Persero Tbk PT	184,728,480	157,810
Perusahaan Gas Negara Persero Tbk PT	220,612,504	106,403
Semen Gresik Persero Tbk PT	60,071,404	92,872
Unilever Indonesia Tbk PT	30,899,230	83,571
United Tractors Tbk PT	34,043,401	74,334
Indocement Tunggal Prakarsa Tbk PT	30,014,931	66,621
Bank Negara Indonesia Persero Tbk PT	136,058,361	54,289
Indofood Sukses Makmur Tbk PT	89,966,796	53,232
Gudang Garam Tbk PT	9,854,755	50,253
* Kalbe Farma Tbk PT	439,439,690	44,271
Charoen Pokphand Indonesia Tbk PT	136,395,925	44,163
Adaro Energy Tbk PT	303,910,905	43,101
Bank Danamon Indonesia Tbk PT	60,495,224	38,350
Indo Tambangraya Megah Tbk PT	8,012,800	33,742
Tambang Batubara Bukit Asam Persero Tbk PT	17,228,825	28,573
Jasa Marga Persero Tbk PT	41,309,000	24,877
XL Axiata Tbk PT	33,011,224	23,484
Indosat Tbk PT	33,531,273	22,624
Bumi Resources Tbk PT	304,562,914	20,789
Astra Agro Lestari Tbk PT	7,123,680	15,478
Vale Indonesia Tbk PT	48,547,650	13,549
		2,012,237
Malaysia (3.8%)
Malayan Banking Bhd.	82,305,528	243,480
CIMB Group Holdings Bhd.	96,961,848	242,324
Sime Darby Bhd.	54,365,513	174,393
Tenaga Nasional Bhd.	54,755,707	124,575
Genting Bhd.	40,928,890	118,601
Petronas Chemicals Group Bhd.	55,409,722	118,022
Public Bank Bhd. (Foreign)	21,364,447	111,345
Axiata Group Bhd.	51,261,394	109,715
DiGi.Com Bhd.	62,955,350	109,537
IOI Corp. Bhd.	63,260,378	104,872
Maxis Bhd.	44,901,450	102,524
Petronas Gas Bhd.	11,765,604	75,569
Genting Malaysia Bhd.	58,731,390	69,104
AMMB Holdings Bhd.	32,974,178	68,946
Kuala Lumpur Kepong Bhd.	9,629,300	67,614
YTL Corp. Bhd.	95,581,056	54,758
Hong Leong Bank Bhd.	11,152,405	53,694
British American Tobacco Malaysia Bhd.	2,254,281	46,717
Telekom Malaysia Bhd.	21,816,540	42,772
* IHH Healthcare Bhd.	38,296,876	41,084
PPB Group Bhd.	9,301,808	41,053
Gamuda Bhd.	33,071,116	39,108
IJM Corp. Bhd.	23,341,350	38,309
Petronas Dagangan Bhd.	5,039,200	36,470
* Sapurakencana Petroleum Bhd.	44,342,525	36,433
UMW Holdings Bhd.	10,893,820	35,503

25

	Vanguard® Emerging Markets Stock Index Fund
	Schedule of Investments
	October 31, 2012

			Market
			Value
		Shares	($000)
	Felda Global Ventures Holdings Bhd.	20,497,757	31,494
	RHB Capital Bhd.	12,637,835	31,061
*	MISC Bhd.	21,606,190	30,010
	Bumi Armada Bhd.	23,322,181	29,970
	AirAsia Bhd.	25,954,948	25,761
	Alliance Financial Group Bhd.	19,169,817	25,573
	Lafarge Malayan Cement Bhd.	7,868,720	25,181
	YTL Power International Bhd.	42,271,327	22,577
	Berjaya Sports Toto Bhd.	14,705,296	21,428
	Malaysia Airports Holdings Bhd.	10,306,600	19,659
*	UEM Land Holdings Bhd.	27,991,800	19,392
	Parkson Holdings Bhd.	10,669,523	16,956
	Hong Leong Financial Group Bhd.	3,921,700	16,576
	Malaysia Marine and Heavy Engineering Holdings Bhd.	9,112,435	14,413
	Genting Plantations Bhd.	4,516,500	13,296
	MMC Corp. Bhd.	14,542,400	12,415
	SP Setia Bhd.	8,921,424	10,557
	Berjaya Corp. Bhd.	47,697,800	10,002
*,2	Astro Malaysia Holdings Bhd.	206,500	184
			2,683,027
	Mexico (5.1%)
	America Movil SAB de CV	777,343,000	987,262
	Fomento Economico Mexicano SAB de CV	38,790,208	349,331
	Wal-Mart de Mexico SAB de CV	106,219,402	313,694
	Grupo Mexico SAB de CV Class B	76,410,353	244,859
	Grupo Televisa SAB	51,436,639	233,810
	Grupo Financiero Banorte SAB de CV	37,226,490	206,830
*	Cemex SAB de CV	212,084,989	192,260
	Industrias Penoles SAB de CV	2,791,677	139,083
	Grupo Modelo SAB de CV	12,761,087	112,466
	Coca-Cola Femsa SAB de CV	8,525,871	109,279
	Grupo Financiero Inbursa SAB de CV	40,240,560	107,163
	Alfa SAB de CV Class A	57,284,030	105,652
	Mexichem SAB de CV	20,421,301	101,202
	Grupo Financiero Santander Mexico SAB de CV Class B	29,731,971	81,085
	Grupo Bimbo SAB de CV Class A	33,274,852	77,507
	Kimberly-Clark de Mexico SAB de CV Class A	31,529,208	75,705
*	Minera Frisco SAB de CV	12,948,875	51,532
	Arca Continental SAB de CV	6,022,450	43,699
	Grupo Carso SAB de CV	11,747,969	42,518
	Grupo Aeroportuario del Pacifico SAB de CV Class B	6,460,832	30,952
	El Puerto de Liverpool SAB de CV	3,444,659	30,871
	Compartamos SAB de CV	20,396,813	27,369
			3,664,129
	Morocco (0.0%)
	Maroc Telecom SA	407,304	5,131
	Attijariwafa Bank	88,455	3,337
	Douja Promotion Groupe Addoha SA	399,586	2,890
			11,358
	Peru (0.7%)
	Credicorp Ltd.	1,008,997	130,504
	Southern Copper Corp.	3,339,113	127,220
	Cia de Minas Buenaventura SA ADR	3,365,426	120,348
	Credicorp Ltd.	352,483	45,259
	Volcan Cia Minera SAA Class B	38,228,090	37,321
	Cia de Minas Buenaventura SA	461,011	16,366
	Southern Copper Corp.	86,163	3,287
			480,305
	Philippines (0.9%)
	SM Investments Corp.	4,338,180	84,498
	Ayala Land Inc.	111,411,629	63,679
	Philippine Long Distance Telephone Co.	910,710	58,449
	SM Prime Holdings Inc.	143,930,567	50,586

26

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	BDO Unibank Inc.	28,455,176	44,153
	Aboitiz Equity Ventures Inc.	36,020,090	42,152
	Ayala Corp.	3,751,587	40,272
	Bank of the Philippine Islands	15,331,136	30,109
	Aboitiz Power Corp.	35,789,826	28,747
	Alliance Global Group Inc.	78,950,798	28,471
	Universal Robina Corp.	16,100,060	28,077
	International Container Terminal Services Inc.	15,314,050	26,363
	San Miguel Corp.	9,399,216	24,866
	Energy Development Corp.	140,987,253	22,827
	Manila Electric Co.	3,244,406	21,975
	Jollibee Foods Corp.	7,773,179	19,945
	DMCI Holdings Inc.	15,046,400	19,704
	Globe Telecom Inc.	618,253	17,086
	Metropolitan Bank & Trust	4,132,935	9,530
			661,489
Poland (1.5%)
^	Powszechna Kasa Oszczednosci Bank Polski SA	15,005,484	167,738
^	KGHM Polska Miedz SA	2,812,535	141,738
	Powszechny Zaklad Ubezpieczen SA	1,130,524	132,245
	Bank Pekao SA	2,377,804	114,220
^,*	Polski Koncern Naftowy Orlen SA	6,491,343	88,968
	PGE SA	15,139,890	82,149
	Telekomunikacja Polska SA	14,903,448	56,515
*	Polskie Gornictwo Naftowe i Gazownictwo SA	36,390,561	45,081
	Tauron Polska Energia SA	23,140,734	32,004
^,*	BRE Bank SA	329,447	31,131
^	Jastrzebska Spolka Weglowa SA	780,873	21,280
*	Kernel Holding SA	977,976	20,446
	Asseco Poland SA	1,479,361	18,536
	Synthos SA	10,208,191	17,023
	Eurocash SA	1,382,073	16,958
*	Cyfrowy Polsat SA	3,401,335	15,433
^	Bank Handlowy w Warszawie SA	511,020	14,912
*	Grupa Lotos SA	1,181,151	12,480
	Enea SA	1,907,577	9,217
^	TVN SA	4,062,572	8,906
*	Bank Millennium SA	6,642,438	8,800
			1,055,780
Russia (5.9%)
	Gazprom OAO ADR	92,128,097	846,196
	Lukoil OAO ADR	9,391,961	569,982
	Sberbank of Russia	137,903,172	404,920
	NovaTek OAO GDR	1,826,613	209,136
	Uralkali OJSC	25,861,970	203,974
	Rosneft OAO GDR	25,127,687	186,706
	Magnit OJSC GDR	5,092,206	181,309
	Mobile Telesystems OJSC ADR	10,371,567	177,769
	Tatneft OAO ADR	4,016,162	156,169
	Gazprom OAO	28,164,026	130,221
	Surgutneftegas OAO ADR	13,870,599	121,380
	MMC Norilsk Nickel OJSC ADR	7,641,713	117,457
	Sberbank of Russia ADR	9,818,958	116,114
	VTB Bank OJSC GDR	26,242,097	90,880
	Rostelecom OJSC	22,080,874	86,949
	Surgutneftegas OAO Prior Pfd.	130,780,085	80,898
	AK Transneft OAO Prior Pfd.	30,192	60,499
	Federal Hydrogenerating Co. JSC	2,412,747,567	59,281
	Lukoil OAO	795,837	48,318
	Sistema JSFC GDR	2,310,264	42,538
*	Federal Grid Co. Unified Energy System JSC	5,905,908,253	38,507
	Sberbank of Russia Prior Pfd.	18,182,896	38,313
*	Inter Rao Ues OAO	35,241,206,081	28,545
	Novolipetsk Steel OJSC GDR	1,463,633	27,729

27

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Tatneft OAO	4,319,629	27,197
Severstal OAO GDR	1,946,503	23,640
MMC Norilsk Nickel OJSC	146,692	22,589
* IDGC Holding JSC	349,685,306	20,680
LSR Group GDR	4,048,822	19,579
^ Mechel ADR	2,946,939	18,713
Severstal OAO	1,506,018	17,292
TMK OAO GDR	1,066,272	15,834
Surgutneftegas OAO	5,274,642	4,579
Rosneft OAO	439,491	3,261
VTB Bank OJSC	442,200,349	770
* Rostelecom OJSC ADR	27,263	627
		4,198,551
South Africa (7.8%)
MTN Group Ltd.	33,853,444	611,714
Naspers Ltd.	7,812,117	507,285
Sasol Ltd.	10,939,811	466,037
Standard Bank Group Ltd.	23,892,126	295,025
AngloGold Ashanti Ltd.	7,658,891	258,758
FirstRand Ltd.	62,143,537	206,540
Impala Platinum Holdings Ltd.	10,740,687	193,648
Gold Fields Ltd.	14,536,854	180,606
Shoprite Holdings Ltd.	8,596,741	176,792
Sanlam Ltd.	35,868,488	160,291
Remgro Ltd.	8,659,144	148,339
Bidvest Group Ltd.	5,912,296	141,120
Woolworths Holdings Ltd.	15,101,564	114,016
Aspen Pharmacare Holdings Ltd.	5,723,718	104,456
Tiger Brands Ltd.	3,224,147	102,512
Kumba Iron Ore Ltd.	1,598,541	99,980
Truworths International Ltd.	8,845,824	96,327
Vodacom Group Ltd.	7,517,931	94,706
ABSA Group Ltd.	5,801,630	93,017
Growthpoint Properties Ltd.	33,369,752	90,977
Nedbank Group Ltd.	4,001,839	82,518
Imperial Holdings Ltd.	3,551,685	80,726
Steinhoff International Holdings Ltd.	23,290,711	78,362
Mr Price Group Ltd.	4,712,718	72,870
Life Healthcare Group Holdings Ltd.	18,546,563	70,146
Harmony Gold Mining Co. Ltd.	7,888,179	64,627
RMB Holdings Ltd.	14,386,714	63,206
Anglo American Platinum Ltd.	1,341,981	62,388
Foschini Group Ltd.	4,057,671	58,913
Redefine Properties Ltd.	55,938,247	58,045
African Bank Investments Ltd.	14,766,947	49,966
Exxaro Resources Ltd.	2,490,618	49,803
MMI Holdings Ltd.	20,045,952	48,368
Spar Group Ltd.	3,383,926	47,433
African Rainbow Minerals Ltd.	2,192,119	45,965
Massmart Holdings Ltd.	2,242,402	45,108
Discovery Holdings Ltd.	6,208,788	39,724
Netcare Ltd.	18,997,656	39,431
Barloworld Ltd.	4,355,711	35,297
RMI Holdings	13,339,029	34,808
* PPC Ltd.	10,191,334	34,025
Reunert Ltd.	3,549,859	31,262
* Sappi Ltd.	10,801,374	30,635
Liberty Holdings Ltd.	2,539,517	29,447
Investec Ltd.	4,900,937	28,896
Aveng Ltd.	7,658,780	27,413
Assore Ltd.	639,811	26,459
Pick n Pay Stores Ltd.	4,873,170	23,882
Northam Platinum Ltd.	4,279,543	16,055

28

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
* ArcelorMittal South Africa Ltd.	3,492,153	13,463
		5,531,387
South Korea (15.2%)
Samsung Electronics Co. Ltd. GDR	2,967,693	1,798,420
Samsung Electronics Co. Ltd.	711,813	854,202
Hyundai Motor Co.	3,064,566	629,826
Hyundai Mobis	1,354,284	344,185
Samsung Electronics Co. Ltd. Prior Pfd.	408,431	296,496
POSCO ADR	3,781,890	296,425
Kia Motors Corp.	5,236,734	290,323
LG Chem Ltd.	921,988	258,636
* SK Hynix Inc.	10,346,660	235,540
NHN Corp.	813,051	188,067
Shinhan Financial Group Co. Ltd. ADR	5,470,664	187,206
SK Innovation Co. Ltd.	1,194,529	175,580
Hyundai Heavy Industries Co. Ltd.	830,768	174,097
KT&G Corp.	2,182,930	166,112
KB Financial Group Inc. ADR	4,682,484	159,439
Samsung Fire & Marine Insurance Co. Ltd.	708,068	154,575
^ LG Electronics Inc.	2,114,105	147,082
LG Display Co. Ltd.	4,622,496	137,184
Samsung C&T Corp.	2,483,838	134,915
Hana Financial Group Inc.	4,589,050	133,500
LG Corp.	1,886,247	115,034
POSCO	354,145	111,327
LG Household & Health Care Ltd.	186,245	109,381
Shinhan Financial Group Co. Ltd.	3,044,054	104,479
Samsung Life Insurance Co. Ltd.	1,192,489	102,700
Samsung Electro-Mechanics Co. Ltd.	1,187,619	101,568
Samsung Heavy Industries Co. Ltd.	3,212,033	98,027
* Korea Electric Power Corp. ADR	7,228,148	93,171
E-Mart Co. Ltd.	417,183	90,425
KB Financial Group Inc.	2,612,251	88,831
Samsung SDI Co. Ltd.	679,099	85,133
S-Oil Corp.	900,601	82,352
Cheil Industries Inc.	942,472	80,681
Hyundai Engineering & Construction Co. Ltd.	1,336,384	80,402
Hyundai Steel Co.	1,102,147	79,191
Samsung Engineering Co. Ltd.	596,246	77,830
SK Holdings Co. Ltd.	513,348	71,451
Amorepacific Corp.	62,509	71,032
Korea Zinc Co. Ltd.	169,992	69,636
Woori Finance Holdings Co. Ltd.	7,242,212	68,368
Orion Corp.	71,612	67,253
GS Holdings	1,009,926	63,434
Lotte Shopping Co. Ltd.	203,604	62,951
* Hankook Tire Co. Ltd.	1,447,689	61,061
NCSoft Corp.	304,410	58,358
Honam Petrochemical Corp.	284,947	58,230
Samsung Securities Co. Ltd.	1,229,697	55,012
Hyundai Glovis Co. Ltd.	260,859	54,248
^ Celltrion Inc.	2,105,599	51,858
^ Hyundai Wia Corp.	306,830	49,479
CJ CheilJedang Corp.	157,040	49,277
Hyundai Motor Co. 2nd Pfd.	739,319	48,355
Kangwon Land Inc.	1,915,468	44,581
^ OCI Co. Ltd.	309,617	43,635
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,923,652	41,194
Doosan Heavy Industries & Construction Co. Ltd.	955,562	40,879
Hyundai Marine & Fire Insurance Co. Ltd.	1,244,680	40,170
GS Engineering & Construction Corp.	709,532	39,874
Samsung Techwin Co. Ltd.	750,813	39,253
SK C&C Co. Ltd.	447,185	39,203
BS Financial Group Inc.	3,459,055	39,152

29

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Woongjin Coway Co. Ltd.	1,065,809	38,832
*	Korea Electric Power Corp.	1,489,501	38,635
	Daelim Industrial Co. Ltd.	553,316	38,455
	Hyundai Department Store Co. Ltd.	302,329	37,512
	Dongbu Insurance Co. Ltd.	822,052	37,250
*	Korea Exchange Bank	5,131,670	35,568
	Industrial Bank of Korea	3,225,400	35,457
	Mando Corp.	253,402	33,377
	DGB Financial Group Inc.	2,617,440	33,075
	Samsung Card Co. Ltd.	855,335	33,044
	Daewoo Securities Co. Ltd.	3,246,564	32,692
	Korea Gas Corp.	460,816	32,332
	Korean Air Lines Co. Ltd.	715,221	32,069
^,*	Doosan Infracore Co. Ltd.	2,010,560	29,627
	Yuhan Corp.	170,514	29,434
	LG Uplus Corp.	4,604,148	29,403
	LS Corp.	351,985	28,742
	Hyundai Motor Co. Prior Pfd.	463,028	28,333
	Hanwha Chemical Corp.	1,707,830	28,322
	CJ Corp.	286,146	27,909
	Daewoo International Corp.	719,497	27,600
	Kumho Petrochemical Co. Ltd.	272,495	26,735
	Korea Investment Holdings Co. Ltd.	775,293	26,503
	Hyundai Hysco Co. Ltd.	643,850	25,707
	Hanwha Corp.	888,056	25,332
	Hyosung Corp.	453,671	24,986
	Woori Investment & Securities Co. Ltd.	2,574,095	24,851
	Shinsegae Co. Ltd.	136,972	24,476
	Hanwha Life Insurance Co. Ltd.	3,453,915	24,344
^	AMOREPACIFIC Group	54,660	23,561
	KCC Corp.	83,635	23,456
	Hyundai Mipo Dockyard	218,625	23,314
	SK Networks Co. Ltd.	2,466,345	21,574
	Hyundai Development Co.	1,123,696	20,170
^,*	Hyundai Merchant Marine Co. Ltd.	827,210	19,905
	Lotte Confectionery Co. Ltd.	13,777	19,837
	S1 Corp.	320,426	19,314
	LS Industrial Systems Co. Ltd.	305,873	19,101
*	Daewoo Engineering & Construction Co. Ltd.	2,065,114	17,558
^	Korea Aerospace Industries Ltd.	678,067	17,025
	Hyundai Securities Co. Ltd.	2,196,171	16,840
	Doosan Corp.	144,135	16,641
	SK Telecom Co. Ltd. ADR	1,062,247	16,603
^	LG Innotek Co. Ltd.	208,407	14,371
	KT Corp.	404,326	13,725
	LG Chem Ltd. Prior Pfd.	146,807	13,125
	Mirae Asset Securities Co. Ltd.	451,057	12,220
	SK Telecom Co. Ltd.	75,731	10,697
^	Dongkuk Steel Mill Co. Ltd.	779,282	9,990
	KP Chemical Corp.	977,230	9,673
	KT Corp. ADR	436,855	7,405
	Hankook Tire Worldwide Co. Ltd.	82,716	1,068
			10,848,061
Taiwan (10.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	61,923,874	984,590
	Hon Hai Precision Industry Co. Ltd.	194,095,614	588,505
	Taiwan Semiconductor Manufacturing Co. Ltd.	167,830,045	511,388
	MediaTek Inc.	22,274,921	247,093
	Formosa Plastics Corp.	77,267,458	210,333
	China Steel Corp.	222,442,312	191,006
^	Chunghwa Telecom Co. Ltd. ADR	5,517,838	171,494
	Nan Ya Plastics Corp.	91,925,439	161,904
	Formosa Chemicals & Fibre Corp.	61,243,164	144,929
	Uni-President Enterprises Corp.	80,880,936	142,788

30

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Asustek Computer Inc.	13,225,458	141,492
Cathay Financial Holding Co. Ltd.	138,520,680	138,892
Delta Electronics Inc.	35,392,245	120,726
Chinatrust Financial Holding Co. Ltd.	217,032,164	119,465
Fubon Financial Holding Co. Ltd.	111,573,336	114,311
Mega Financial Holding Co. Ltd.	157,156,101	114,157
Taiwan Mobile Co. Ltd.	32,553,596	113,567
Quanta Computer Inc.	49,071,165	111,994
HTC Corp.	14,201,825	102,483
Cheng Shin Rubber Industry Co. Ltd.	36,040,512	90,697
Taiwan Cement Corp.	60,949,177	78,043
First Financial Holding Co. Ltd.	126,833,425	71,957
Far EasTone Telecommunications Co. Ltd.	31,009,043	71,580
Yuanta Financial Holding Co. Ltd.	158,154,712	71,370
Formosa Petrochemical Corp.	22,509,393	65,429
United Microelectronics Corp. ADR	33,645,257	63,253
Far Eastern New Century Corp.	58,776,969	60,767
Chunghwa Telecom Co. Ltd.	18,642,613	58,331
Advanced Semiconductor Engineering Inc. ADR	14,870,411	56,508
President Chain Store Corp.	11,335,547	56,022
TPK Holding Co. Ltd.	4,463,467	55,984
* China Development Financial Holding Corp.	238,635,749	53,260
Hua Nan Financial Holdings Co. Ltd.	100,506,117	52,756
Synnex Technology International Corp.	24,801,355	52,425
Compal Electronics Inc.	82,228,129	51,723
Lite-On Technology Corp.	40,041,176	50,941
Foxconn Technology Co. Ltd.	14,658,791	50,832
Catcher Technology Co. Ltd.	11,115,463	48,245
Asia Cement Corp.	38,053,653	47,392
Taiwan Cooperative Financial Holding	89,569,243	46,562
Taishin Financial Holding Co. Ltd.	129,773,916	46,358
SinoPac Financial Holdings Co. Ltd.	118,173,912	45,661
Pou Chen Corp.	43,617,631	44,095
Chang Hwa Commercial Bank	84,174,162	42,430
Largan Precision Co. Ltd.	1,938,135	41,221
* Chimei Innolux Corp.	107,708,424	40,115
* Pegatron Corp.	31,598,097	39,838
Wistron Corp.	41,231,290	39,553
Novatek Microelectronics Corp.	10,256,117	38,573
E.Sun Financial Holding Co. Ltd.	76,700,537	38,383
Siliconware Precision Industries Co. ADR	7,865,919	37,756
* AU Optronics Corp. ADR	9,805,853	37,066
* Acer Inc.	47,366,105	36,564
Taiwan Fertilizer Co. Ltd.	14,782,600	35,181
Radiant Opto-Electronics Corp.	8,384,270	34,823
MStar Semiconductor Inc.	3,969,629	33,580
Hotai Motor Co. Ltd.	4,687,000	33,335
Advanced Semiconductor Engineering Inc.	43,502,217	32,828
WPG Holdings Ltd.	27,046,492	32,622
Yulon Motor Co. Ltd.	17,023,784	29,651
* Shin Kong Financial Holding Co. Ltd.	114,500,775	29,620
Giant Manufacturing Co. Ltd.	5,484,121	28,326
* China Life Insurance Co. Ltd.	36,268,861	28,242
United Microelectronics Corp.	70,260,970	26,052
Simplo Technology Co. Ltd.	5,281,033	26,047
Unimicron Technology Corp.	24,191,754	24,718
Epistar Corp.	14,833,732	23,564
Teco Electric and Machinery Co. Ltd.	33,233,000	22,564
Powertech Technology Inc.	14,422,261	22,373
TSRC Corp.	10,676,530	21,780
CTCI Corp.	10,747,000	21,356
Hiwin Technologies Corp.	3,264,964	20,968
Ruentex Industries Ltd.	9,245,105	20,828
* China Airlines Ltd.	52,140,050	20,330

31

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
China Petrochemical Development Corp.	28,461,800	19,761
Chicony Electronics Co. Ltd.	8,896,149	19,502
Ruentex Development Co. Ltd.	11,585,262	19,403
Advantech Co. Ltd.	5,533,942	19,120
Phison Electronics Corp.	2,473,297	18,975
Macronix International	72,603,541	18,862
Far Eastern Department Stores Co. Ltd.	19,223,075	18,069
* Eva Airways Corp.	31,015,580	17,979
* AU Optronics Corp.	47,451,669	17,964
Siliconware Precision Industries Co.	18,166,860	17,653
Taiwan Glass Industry Corp.	18,369,551	17,553
* Walsin Lihwa Corp.	62,010,770	16,954
Realtek Semiconductor Corp.	8,947,457	16,821
Cheng Uei Precision Industry Co. Ltd.	7,346,473	16,248
* Evergreen Marine Corp. Taiwan Ltd.	31,004,969	15,958
* Taiwan Business Bank	56,000,129	15,565
Tripod Technology Corp.	8,012,229	15,470
Inventec Corp.	44,236,489	15,115
Kinsus Interconnect Technology Corp.	5,350,029	14,679
Richtek Technology Corp.	2,681,626	14,577
U-Ming Marine Transport Corp.	8,586,356	13,010
Tung Ho Steel Enterprise Corp.	13,721,144	13,002
Nan Kang Rubber Tire Co. Ltd.	11,007,727	12,715
Feng Hsin Iron & Steel Co.	8,033,310	12,697
Standard Foods Corp.	4,923,840	12,606
E Ink Holdings Inc.	15,414,000	12,399
Formosa Taffeta Co. Ltd.	13,954,868	12,291
* Wintek Corp.	30,955,098	12,213
Farglory Land Development Co. Ltd.	6,607,688	11,119
Capital Securities Corp.	32,573,422	10,817
Clevo Co.	8,165,938	10,664
Highwealth Construction Corp.	7,662,000	10,636
* Wan Hai Lines Ltd.	21,277,450	10,401
Eternal Chemical Co. Ltd.	13,325,862	10,365
* Yang Ming Marine Transport Corp.	26,039,195	10,153
Transcend Information Inc.	3,662,981	9,207
China Motor Corp.	10,143,000	9,090
LCY Chemical Corp.	8,740,336	9,026
Zhen Ding Technology Holding Ltd.	3,223,500	8,511
Sino-American Silicon Products Inc.	8,635,938	8,332
Formosa International Hotels Corp.	746,517	7,975
Airtac International Group	1,512,000	7,079
Everlight Electronics Co. Ltd.	6,413,742	6,684
* Inotera Memories Inc.	35,265,436	4,782
* Motech Industries Inc.	6,045,999	4,657
Nan Ya Printed Circuit Board Corp.	3,466,521	3,975
* Ya Hsin Industrial Co. Ltd.	5,306,018	—
		7,382,229
Thailand (2.2%)
Siam Commercial Bank PCL (Foreign)	30,632,657	160,141
Kasikornbank PCL (Foreign)	23,566,049	137,808
PTT Exploration & Production PCL (Foreign)	22,728,618	122,623
CP ALL PCL (Foreign)	80,803,330	104,478
Bangkok Bank PCL (Foreign)	16,952,331	99,641
PTT PCL (Foreign)	9,388,637	97,069
Siam Cement PCL (Foreign)	6,599,617	89,187
* PTT PCL	7,808,000	80,727
* Kasikornbank PCL	12,723,100	73,983
Advanced Info Service PCL (Foreign)	10,960,977	70,417
* Bangkok Bank PCL (Local)	10,911,043	62,738
* Advanced Info Service PCL (Local)	7,013,700	45,059
Charoen Pokphand Foods PCL	35,443,100	40,649
PTT Global Chemical PCL	20,256,407	39,172
Krung Thai Bank PCL (Foreign)	58,800,150	34,566

32

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Siam Cement PCL NVDR	2,731,200	33,216
Charoen Pokphand Foods PCL (Foreign)	27,607,800	31,663
* Banpu PCL (Local)	2,265,950	28,888
PTT Global Chemical PCL	13,215,500	26,175
* Bank of Ayudhya PCL (Local)	26,719,000	25,793
Thai Oil PCL (Foreign)	11,458,300	24,823
BEC World PCL (Foreign)	10,649,325	20,413
IRPC PCL (Foreign)	138,017,360	19,272
Indorama Ventures PCL	19,164,164	16,618
* BEC World PCL	7,948,400	15,236
Glow Energy PCL (Foreign)	6,297,555	14,654
* Thai Oil PCL	5,136,100	11,127
* CP ALL PCL (Local)	8,183,200	10,581
Bank of Ayudhya PCL (Foreign)	10,827,334	10,532
* IRPC PCL	69,295,300	9,676
* Indorama Ventures PCL	10,925,300	9,474
* Glow Energy PCL	2,479,600	5,770
* Siam Commercial Bank PCL (Local)	733,800	3,836
* PTT Exploration and Production PCL (Local)	696,800	3,759
		1,579,764
Turkey (1.9%)
Turkiye Garanti Bankasi AS	45,796,993	218,816
Akbank TAS	35,391,978	170,766
Turkiye Is Bankasi	31,584,778	107,546
BIM Birlesik Magazalar AS	2,149,944	99,874
* Turkcell Iletisim Hizmetleri AS	15,569,243	95,121
Haci Omer Sabanci Holding AS (Bearer)	16,546,468	87,378
Tupras Turkiye Petrol Rafinerileri AS	2,553,578	62,456
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,068,213	61,105
KOC Holding AS	12,985,495	61,008
Turkiye Halk Bankasi AS	6,403,394	56,494
* Yapi ve Kredi Bankasi AS	17,936,536	46,072
Turk Telekomunikasyon AS	10,819,413	42,291
Turkiye Vakiflar Bankasi Tao	15,583,363	36,707
Arcelik AS	4,942,916	32,669
* Turk Hava Yollari	10,227,095	23,689
Eregli Demir ve Celik Fabrikalari TAS	19,614,900	23,307
Coca-Cola Icecek AS	1,158,890	22,518
Enka Insaat ve Sanayi AS	7,755,425	20,596
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	13,292,270	19,799
Koza Altin Isletmeleri AS	811,990	17,692
TAV Havalimanlari Holding AS	2,557,481	12,702
Ford Otomotiv Sanayi AS	1,174,888	12,052
Turkiye Sise ve Cam Fabrikalari AS	6,763,219	9,888
* Asya Katilim Bankasi AS	7,743,941	8,691
		1,349,237
Total Common Stocks (Cost $66,615,230)		71,109,166

33

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2012

		Coupon		Shares	($000)
Temporary Cash Investments (2.2%)[1]
Money Market Fund (2.2%)
3,4	Vanguard Market Liquidity Fund	0.167%		1,565,278,684	1,565,279

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5,6	Fannie Mae Discount Notes	0.120%	12/26/12	1,500	1,500
6,7	Federal Home Loan Bank Discount Notes	0.125%	11/14/12	10,000	9,999
5,6	Freddie Mac Discount Notes	0.140%	11/13/12	500	500
6	United States Treasury Note/Bond	0.625%	12/31/12	500	500
					12,499
Total Temporary Cash Investments (Cost $1,577,778)					1,577,778
Total Investments (102.0%) (Cost $68,193,008)					72,686,944
Other Assets and Liabilities—Net (-2.0%)					(1,398,543)
Net Assets (100%)					71,288,401

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,255,920,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.0%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the value of this security represented 0.0% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $1,349,013,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $11,750,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

34

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund and Vanguard Emerging Markets Stock Index Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund and Vanguard Emerging Markets Stock Index Fund (constituting separate portfolios of Vanguard International Equity Index Funds, hereafter referred to as the “Funds”) as of October 31, 2012 and for the year then ended and have issued our unqualified report thereon dated December 14, 2012. Our audits included audits of the Funds' schedules of investments as of October 31, 2012. These schedules of investments are the responsibility of the Funds' management. Our responsibility is to express an opinion on these schedules of investments based on our audits.

In our opinion, the accompanying schedules of investments referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 14, 2012

35

© 2012 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 720 122012

Annual Report	| October 31, 2012
Vanguard Total World Stock Index Fund

> For the fiscal year ended October 31, 2012, Vanguard Total World Stock Index Fund returned more than 9%.

> Because of temporary price differences arising from fair-value pricing policies, the fund’s return diverged from that of its benchmark index.

> International stocks trailed the U.S. market as weakness in the global economy and the rising value of the U.S. dollar weighed on returns.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	13
Your Fund’s After-Tax Returns.	31
About Your Fund’s Expenses.	32
Glossary.	34

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2012

Total
Returns
Vanguard Total World Stock Index Fund
Investor Shares	9.29%
Institutional Shares	9.50
ETF Shares
Market Price	9.32
Net Asset Value	9.47
Spliced Total World Stock Index	8.62
Global Funds Average	7.27

For a benchmark description, see the Glossary.

Global Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
October 31, 2011, Through October 31, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total World Stock Index Fund
Investor Shares	$18.40	$19.46	$0.602	$0.000
Institutional Shares	92.36	97.56	3.303	0.000
ETF Shares	45.21	47.76	1.602	0.000

1

Chairman’s Letter

Dear Shareholder,

Global stocks rebounded in the 12 months ended October 31, 2012, thanks largely to the strength of the broad U.S. stock market. The global economic slowdown, lingering worries about the Eurozone, and the rising value of the U.S. dollar weighed on returns from European, Pacific, and emerging markets.

Vanguard Total World Stock Index Fund returned more than 9%, ahead of the average return of its global peer funds. Because of temporary price differences arising from fair-value pricing policies (please see the text box on page 6), the fund’s return diverged from that of its target index, the Spliced Total World Stock Index, which is not adjusted for fair value.

If you own the fund in a taxable account, you may wish to review the information about after-tax returns presented later in this report.

U.S. stocks led the advance for global equity markets
U.S. stocks returned about 14% for the 12 months ended October 31, putting domestic equities ahead of their international counterparts. Stocks in Europe and Asia posted moderately positive results.

The advances came amid moves by U.S. and European central bankers to manage risks to the U.S. economy and the finances of European governments and banks. The president of the European Central Bank

2

declared in July that policymakers would do whatever was needed to preserve the euro common currency.

Although investors’ worries have eased, Europe’s financial troubles are by no means resolved. Vanguard economists believe the most likely scenario is that the Eurozone will “muddle through” for several years, with occasional spikes in market volatility, as fiscal tightening persists in the face of weak economic growth.

Bonds continued their march, but leaner times may lie ahead
The broad U.S. taxable bond market returned about 5% for the 12 months. Municipal bonds delivered a robust performance, returning about 9%. As bond prices rose, the yield of the 10-year U.S. Treasury note fell to a record low in July, closing below 1.5%. (Bond yields and prices move in opposite directions.) By the end of the period, the yield had climbed, but it still remained exceptionally low by historical standards.

Bondholders have enjoyed years of healthy returns. But as Tim Buckley, our incoming chief investment officer, has noted, investors shouldn’t be surprised if future results are much more modest. As yields remain low, the opportunity for similarly strong returns diminishes.

Market Barometer

		Average Annual Total Returns
		Periods Ended October 31, 2012
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	14.97%	13.48%	0.53%
Russell 2000 Index (Small-caps)	12.08	14.82	1.19
Dow Jones U.S. Total Stock Market Index	14.45	13.62	0.75
MSCI All Country World Index ex USA (International)	3.98	3.74	-5.08

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	5.25%	6.08%	6.38%
Barclays Municipal Bond Index (Broad tax-exempt market)	9.03	6.84	6.02
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.08	0.56

CPI
Consumer Price Index	2.16%	2.28%	2.06%

3

The Federal Reserve announced on September 13 that it would continue to hold its target for short-term interest rates between 0% and 0.25% at least through mid-2015. The exceptionally low rates, in place since late 2008, kept a tight lid on returns from money market funds and savings accounts.

U.S. stocks contributed the most to the fund’s return
The Total World Stock Index Fund aims to provide broad exposure to both developed and emerging markets. For the fiscal year, the fund’s four largest market categories—North America, Europe, emerging markets, and the Pacific region—produced returns ranging from about 2% for the Pacific region to about 14% for North America. The Middle East, solely represented by Israel and constituting less than 1% of the fund’s holdings, had a negative return.

The strength of the U.S. dollar relative to the euro, yen, and other major currencies restrained returns for U.S.-based investors, because some holdings lost value when converted to dollars.

U.S. stocks, the index’s largest holding by country, contributed about 75% of the fund’s overall return for the period. Labor market improvements and better credit trends helped propel financial stocks to the top. The health care and consumer discretionary sectors also did well.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Average
Total World Stock Index Fund	0.40%	0.20%	0.22%	1.44%

The fund expense ratios shown are from the prospectus dated February 28, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2012, the fund’s expense ratios were 0.35% for Investor Shares, 0.17% for Institutional Shares, and 0.19% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2011.

Peer group: Global Funds.

4

Developed markets in Europe bounced back from their year-ago lows to turn in the best results—nearly 8%—after the United States. Within Europe, the United Kingdom, Switzerland, and Germany added the most to the fund’s return. Financial and consumer staples holdings led the way in the United Kingdom, the region’s largest market. In Switzerland and Germany, health care stocks—mostly those of multinational pharmaceutical companies—performed the best.

Eurozone countries embroiled in the sovereign-debt drama continued to struggle. Spain, Italy, Portugal, and Greece reported negative returns. Within those countries, the financial, utilities, and telecommunication services sectors showed the most losses.

Emerging markets delivered positive but unremarkable results. Mexico, although a relatively tiny component of the fund, added the most to the fund’s performance in emerging markets, with materials and consumer staples standing out. China, the largest emerging-market country, produced double-digit gains in several sectors, including financials and information technology.

But Brazil and India, two favorites in the emerging markets universe, continued to detract from the fund’s return. Brazil’s materials and energy sectors suffered from slower demand and weaker commodity prices. India’s tech sector has come under pressure as developed markets have clamped down on IT outsourcing.

Total Returns
Inception Through October 31, 2012
Average
Annual Return
Total World Stock Index Fund Investor Shares (Returns since inception: 6/26/2008)	1.00%
Spliced Total World Stock Index	0.79
Global Funds Average	0.22

For a benchmark description, see the Glossary.
Global Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

Among the fund’s four largest markets, results were weakest in the Pacific region. Japanese stocks, which constituted nearly 7% of the holdings in both the fund and its target index, returned –3%. Japan’s technology and materials sectors posted some of the poorest results, hurt by its continued economic slowdown and recent tension with China over a disputed territory. Massive boycotts of Japanese products in China buffeted the stocks of Japanese companies, including electronics manufacturers.

The fund has tracked its benchmark despite volatile market conditions
Since its June 2008 inception, Vanguard Total World Stock Index Fund has posted an average annual return of 1.00%. Its short lifespan has been dramatically shaped by the 2008–2009 U.S. financial crisis and the global recession that followed.

The fund’s return since inception, though disappointingly low, has been in line with that of its benchmark index even though the benchmark’s return reflects no operating or transaction costs. In addition, the fund’s average annual return has surpassed that of its peer group.

The fund’s ability to successfully track its index is a tribute to the skill of its advisor, Vanguard’s Equity Investment Group, whose proficiency in portfolio construction and management techniques reflects more than 30 years of indexing experience.

A note on fair-value pricing
The return of a fund that tracks an index sometimes diverges from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at
4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

6

For a look at how the fund’s costs compare with the average expenses of its peer group, please see the table on page 4.

Benefits of broad diversification hold true across the globe
As I noted earlier, and as you’ve seen in the headlines, Europe faces profound financial challenges. We’ve received questions during the year from clients concerned about both the outlook for the region and the wisdom of investing in Europe at all. Why not focus investments in countries with the fastest-growing economies?

That strategy has intuitive appeal, but our research suggests that a better approach is to hold a broadly diversified portfolio of international stocks, including European equities, which account for about a quarter of global market capitalization. We’ve found that concentrated international investments can lead to higher volatility in a portfolio, often without producing higher returns.

Another insight from Vanguard experts: Surprising as it may seem, there has been little connection historically between a country’s economic growth rate and its stock returns. For example, the returns for U.S. and British stocks were nearly identical from 1900 to 2009, even as U.S. economic growth eclipsed that of Great Britain. (See Investing in Emerging Markets: Evaluating the Allure of Rapid Economic Growth, available at vanguard.com/research.)

Of course, no one can say for sure what future returns will be for a particular country’s stocks. That’s one of the reasons we consistently embrace broad diversification, which is a time-tested way to help manage the risks of investing both at home and abroad.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 15, 2012

7

Total World Stock Index Fund

Fund Profile
As of October 31, 2012

Share-Class Characteristics

	Investor	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VTWSX	VTWIX	VT
Expense Ratio[1]	0.40%	0.20%	0.22%

Portfolio Characteristics
		FTSE
		Global
		All Cap
	Fund	Index
Number of Stocks	3,872	7,240
Median Market Cap	$27.6B	$28.3B
Price/Earnings Ratio	15.4x	15.5x
Price/Book Ratio	1.7x	1.7x
Return on Equity	17.1%	16.9%
Earnings Growth Rate	7.4%	7.4%
Dividend Yield	2.7%	2.8%
Turnover Rate	16%	—
Short-Term Reserves	0.1%	—

Sector Diversification (% of equity exposure)
		FTSE
		Global
		All Cap
	Fund	Index
Consumer Discretionary	10.9%	10.9%
Consumer Staples	10.2	10.2
Energy	10.3	10.3
Financials	20.9	20.8
Health Care	9.0	9.1
Industrials	11.2	11.2
Information Technology	12.1	12.1
Materials	7.8	7.8
Telecommunication Services	4.0	4.0
Utilities	3.6	3.6

Volatility Measures
Spliced Total
World Stock
Index
R-Squared	0.99
Beta	1.01

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	1.6%
Exxon Mobil Corp.	Integrated Oil & Gas	1.2
Microsoft Corp.	Systems Software	0.7
International Business	IT Consulting &
Machines Corp.	Other Services	0.7
General Electric Co.	Industrial
	Conglomerates	0.6
Royal Dutch Shell plc	Integrated Oil & Gas	0.6
Chevron Corp.	Integrated Oil & Gas	0.6
Nestle SA	Packaged Foods &
	Meats	0.6
AT&T Inc.	Integrated
	Telecommunication
	Services	0.6
Wal-Mart Stores Inc.	Hypermarkets &
	Super Centers	0.6
Top Ten		7.8%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 28, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2012, the expense ratios were 0.35% for Investor Shares, 0.17% for Institutional Shares, and 0.19% for ETF Shares.

8

Total World Stock Index Fund

Market Diversification (% of equity exposure)
		FTSE
		Global
		All Cap
	Fund	Index
Europe
United Kingdom	8.0%	8.2%
France	3.4	3.3
Germany	2.9	2.9
Switzerland	2.9	2.9
Sweden	1.1	1.1
Spain	1.0	1.0
Other	4.0	4.1
Subtotal	23.3%	23.5%
Pacific
Japan	6.6%	6.7%
Australia	3.2	3.3
Hong Kong	1.3	1.5
Other	0.9	0.8
Subtotal	12.0%	12.3%
Emerging Markets
China	2.3%	2.2%
South Korea	2.1	2.1
Brazil	1.7	1.7
Taiwan	1.6	1.6
South Africa	1.0	1.0
India	1.0	1.0
Other	3.9	3.9
Subtotal	13.6%	13.5%
North America
United States	46.5%	46.0%
Canada	4.4	4.4
Subtotal	50.9%	50.4%
Middle East	0.2%	0.3%

9

Total World Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: June 26, 2008, Through October 31, 2012
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2012

		Since	Final Value
	One	Inception	of a $10,000
	Year	(6/26/2008)	Investment
Total World Stock Index Fund
Investor Shares	9.29%	1.00%	$10,444

Spliced Total World Stock Index	8.62	0.79	10,346

Global Funds Average	7.27	0.22	10,094

For a benchmark description, see the Glossary.
Global Funds Average: Derived from data provided by Lipper Inc.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $5,000,000
	Year	(10/9/2008)	Investment
Total World Stock Index Fund Institutional
Shares	9.50%	11.90%	$7,892,392
Spliced Total World Stock Index	8.62	11.04	7,648,410

"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard.

See Financial Highlights for dividend and capital gains information.

10

Total World Stock Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2012
		Since	Final Value
	One	Inception	of a $10,000
	Year	(6/24/2008)	Investment
Total World Stock Index Fund
ETF Shares Net Asset Value	9.47%	0.83%	$10,367
Spliced Total World Stock Index	8.62	0.58	10,256
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Cumulative Returns of ETF Shares: June 24, 2008, Through October 31, 2012

		Since
	One	Inception
	Year	(6/24/2008)
Total World Stock Index Fund ETF Shares
Market Price	9.32%	3.50%
Total World Stock Index Fund ETF Shares
Net Asset Value	9.47	3.67
Spliced Total World Stock Index	8.62	2.56

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Fiscal-Year Total Returns (%): June 26, 2008, Through October 31, 2012

Total World Stock Index Fund Investor Shares
Spliced Total World Stock Index

For a benchmark description, see the Glossary.
Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

11

Total World Stock Index Fund

Average Annual Total Returns: Periods Ended September 30, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Investor Shares	6/26/2008	21.48%	1.13%
Institutional Shares	10/9/2008	21.72	12.29
ETF Shares	6/24/2008
Market Price		22.29	0.95
Net Asset Value		21.72	0.96

12

Total World Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Argentina †		435	0.0%

Australia
BHP Billiton Ltd.	203,857	7,218	0.3%
Commonwealth Bank of Australia	101,454	6,076	0.3%
Westpac Banking Corp.	207,803	5,494	0.2%
Australia—Other †		51,036	2.4%
		69,824	3.2%

Austria †		2,853	0.1%

Belgium †		8,891	0.4%

Brazil †		36,114	1.7%

Canada
Imperial Oil Ltd.	19,290	853	0.1%
Canada—Other †		93,083	4.3%
		93,936	4.4%

Chile †		5,866	0.3%

China
China Mobile Ltd.	386,861	4,291	0.2%
China Construction Bank Corp.	4,677,060	3,506	0.2%
Industrial & Commercial Bank of China Ltd.	4,344,245	2,861	0.2%
CNOOC Ltd.	1,277,000	2,628	0.1%
Bank of China Ltd.	5,331,800	2,184	0.1%
PetroChina Co. Ltd.	1,490,000	2,022	0.1%
China Life Insurance Co. Ltd.	551,000	1,620	0.1%
China Petroleum & Chemical Corp.	1,361,319	1,435	0.1%

13

Total World Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
China Shenhua Energy Co. Ltd.	276,500	1,172	0.1%
China Unicom Hong Kong Ltd.	567,574	915	0.1%
China Overseas Land & Investment Ltd.	284,480	741	0.1%
China Telecom Corp. Ltd.	1,096,034	648	0.0%
Agricultural Bank of China Ltd.	1,222,500	527	0.0%
Kunlun Energy Co. Ltd.	280,000	518	0.0%
Beijing Capital International Airport Co. Ltd.	514,000	330	0.0%
Hangzhou Steam Turbine Co. Class B	287,357	321	0.0%
China Resources Land Ltd.	134,000	304	0.0%
China Citic Bank Corp. Ltd.	592,010	301	0.0%
China Communications Construction Co. Ltd.	279,375	261	0.0%
China State Construction International Holdings Ltd.	218,000	258	0.0%
China Foods Ltd.	230,000	232	0.0%
China Resources Power Holdings Co. Ltd.	99,400	213	0.0%
China Merchants Holdings International Co. Ltd.	62,000	205	0.0%
China Resources Enterprise Ltd.	60,000	194	0.0%
China Coal Energy Co. Ltd.	193,000	191	0.0%
Dongfeng Motor Group Co. Ltd.	134,000	166	0.0%
Dah Chong Hong Holdings Ltd.	166,000	156	0.0%
China Oilfield Services Ltd.	80,000	151	0.0%
China COSCO Holdings Co. Ltd.	276,500	136	0.0%
Sinopharm Group Co. Ltd.	37,600	126	0.0%
Citic Pacific Ltd.	91,000	116	0.0%
China BlueChemical Ltd.	176,000	111	0.0%
China Railway Construction Corp. Ltd.	102,626	101	0.0%
China Railway Group Ltd.	184,000	93	0.0%
Zhuzhou CSR Times Electric Co. Ltd.	29,000	85	0.0%
China Agri-Industries Holdings Ltd.	136,000	85	0.0%
Air China Ltd.	116,000	82	0.0%
CSR Corp. Ltd.	98,000	76	0.0%
China Resources Cement Holdings Ltd.	106,000	72	0.0%
China Resources Gas Group Ltd.	32,000	71	0.0%
China Taiping Insurance Holdings Co. Ltd.	38,800	66	0.0%
China Longyuan Power Group Corp.	80,000	52	0.0%
China Southern Airlines Co. Ltd.	88,000	41	0.0%
China—Other †		19,245	0.9%
		48,909	2.3%

Colombia †		2,876	0.1%

Czech Republic †		743	0.0%

Denmark †		9,983	0.5%

Egypt †		1,636	0.1%

Exchange-Traded Fund
1 Vanguard MSCI Emerging Markets ETF	29,008	1,204	0.1%

Finland †		7,544	0.4%

France
Sanofi	81,968	7,199	0.3%
Total SA	136,020	6,851	0.3%
France—Other †		58,025	2.7%
		72,075	3.3%

14

Total World Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Germany
Siemens AG	55,474	5,590	0.2%
Germany—Other †		57,297	2.7%
		62,887	2.9%

Greece †		1,448	0.1%

Hong Kong
BOC Hong Kong Holdings Ltd.	224,500	688	0.0%
Hong Kong—Other †		27,590	1.3%
		28,278	1.3%

Hungary †		1,120	0.1%

[2]India †		21,787	1.0%

Indonesia †		8,344	0.4%

Ireland †		3,248	0.2%

Israel †		5,222	0.2%

Italy †		18,905	0.9%

Japan
Toyota Motor Corp.	152,230	5,870	0.3%
Japan—Other †		135,673	6.3%
		141,543	6.6%

Luxembourg †		166	0.0%

[2]Malaysia †		11,058	0.5%

Mexico †		14,122	0.7%

Mongolia †		33	0.0%

Morocco †		46	0.0%

Netherlands †		19,839	0.9%

New Zealand †		1,370	0.1%

Norway †		9,225	0.4%

Panama †		241	0.0%

Peru †		2,044	0.1%

Philippines †		2,925	0.1%

Poland †		3,386	0.2%

Portugal †		1,726	0.1%

Russia †		13,957	0.6%

15

Total World Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Singapore †		16,566	0.8%

South Africa †		21,979	1.0%

South Korea
Samsung Electronics Co. Ltd. GDR	19,177	11,621	0.5%
South Korea—Other †		33,788	1.6%
		45,409	2.1%

Spain †		21,711	1.0%

Sweden †		24,323	1.1%

Switzerland
Nestle SA	204,968	13,013	0.6%
Novartis AG	159,884	9,641	0.4%
Roche Holding AG	43,393	8,359	0.4%
Switzerland—Other †		31,848	1.5%
		62,861	2.9%
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	396,522	6,305	0.3%
Taiwan—Other †		27,069	1.2%
		33,374	1.5%

Thailand †		7,639	0.4%

Turkey †		5,323	0.2%

United Kingdom
HSBC Holdings plc	1,160,648	11,443	0.5%
BP plc	1,210,385	8,644	0.4%
Vodafone Group plc	3,052,064	8,288	0.4%
Royal Dutch Shell plc Class A	237,892	8,163	0.4%
GlaxoSmithKline plc	310,355	6,954	0.3%
British American Tobacco plc	124,658	6,183	0.3%
Royal Dutch Shell plc Class B	162,421	5,745	0.3%
United Kingdom—Other †		116,959	5.4%
		172,379	8.0%
United States
Apple Inc.	58,209	34,640	1.6%
Exxon Mobil Corp.	284,660	25,952	1.2%
Microsoft Corp.	528,436	15,079	0.7%
International Business Machines Corp.	73,323	14,264	0.7%
General Electric Co.	663,319	13,970	0.6%
Chevron Corp.	121,383	13,378	0.6%
AT&T Inc.	358,848	12,413	0.6%
Wal-Mart Stores Inc.	163,614	12,274	0.6%
Procter & Gamble Co.	171,573	11,880	0.5%
Pfizer Inc.	460,510	11,453	0.5%
* Google Inc. Class A	16,660	11,325	0.5%
Johnson & Johnson	159,720	11,311	0.5%
Wells Fargo & Co.	316,408	10,660	0.5%
Coca-Cola Co.	271,662	10,100	0.5%
JPMorgan Chase & Co.	238,831	9,954	0.5%
Oracle Corp.	311,651	9,677	0.4%

16

Total World Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Philip Morris International Inc.		106,175	9,403	0.4%
Merck & Co. Inc.		184,734	8,429	0.4%
Verizon Communications Inc.		175,264	7,824	0.4%
Citigroup Inc.		182,965	6,841	0.3%
PepsiCo Inc.		97,974	6,784	0.3%
Intel Corp.		308,517	6,672	0.3%
Bank of America Corp.		677,074	6,310	0.3%
Abbott Laboratories		95,130	6,233	0.3%
Home Depot Inc.		96,030	5,894	0.3%
Cisco Systems Inc.		343,448	5,887	0.3%
QUALCOMM Inc.		100,082	5,862	0.3%
Schlumberger Ltd.		82,417	5,730	0.3%
* Berkshire Hathaway Inc. Class B		65,340	5,642	0.3%
McDonald’s Corp.		63,294	5,494	0.3%
Walt Disney Co.		109,670	5,382	0.2%
United States—Other †			656,772	30.5%
			983,489	45.7%
Total Common Stocks (Cost $1,898,272)			2,130,862	99.0%[3]

	Coupon
Temporary Cash Investments
Money Market Fund
[4,5] Vanguard Market Liquidity Fund	0.167%	27,592,386	27,592	1.3%

6U.S. Government and Agency Obligations †			2,001	0.1%
Total Temporary Cash Investments (Cost $29,593)			29,593	1.4%[3]
[7]Total Investments (Cost $1,927,865)			2,160,455	100.4%
Other Assets and Liabilities
Other Assets			5,738	0.2%
Liabilities[5]			(13,445)	(0.6%)
			(7,707)	(0.4%)
Net Assets			2,152,748	100.0%

17

Total World Stock Index Fund

At October 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	1,973,013
Undistributed Net Investment Income	12,313
Accumulated Net Realized Losses	(64,656)
Unrealized Appreciation (Depreciation)
Investment Securities	232,590
Futures Contracts	(392)
Forward Currency Contracts	(85)
Foreign Currencies	(35)
Net Assets	2,152,748

Investor Shares—Net Assets
Applicable to 18,725,281 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	364,384
Net Asset Value Per Share—Investor Shares	$19.46

Institutional Shares—Net Assets
Applicable to 3,335,065 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	325,374
Net Asset Value Per Share—Institutional Shares	$97.56

ETF Shares—Net Assets
Applicable to 30,629,243 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,462,990
Net Asset Value Per Share—ETF Shares	$47.76

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the aggregate value of these securities was $2,436,000, representing 0.1% of net assets.
3 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.5%, respectively, of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $8,694,000 of collateral received for securities on loan.
6 Securities with a value of $1,700,000 have been segregated as initial margin for open futures contracts.
7 The total value of securities on loan is $8,205,000.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

18

Total World Stock Index Fund

Statement of Operations

Year Ended
October 31, 2012
($000)
Investment Income
Income
Dividends[1,2]	48,330
Interest[2]	21
Security Lending	800
Total Income	49,151
Expenses
The Vanguard Group—Note B
Investment Advisory Services	188
Management and Administrative—Investor Shares	940
Management and Administrative—Institutional Shares	289
Management and Administrative—ETF Shares	1,600
Marketing and Distribution—Investor Shares	85
Marketing and Distribution—Institutional Shares	61
Marketing and Distribution—ETF Shares	313
Custodian Fees	267
Auditing Fees	37
Shareholders’ Reports—Investor Shares	3
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	26
Trustees’ Fees and Expenses	2
Total Expenses	3,811
Net Investment Income	45,340
Realized Net Gain (Loss)
Investment Securities Sold[2]	(28,560)
Futures Contracts	834
Foreign Currencies and Forward Currency Contracts	(150)
Realized Net Gain (Loss)	(27,876)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	147,631
Futures Contracts	(392)
Foreign Currencies and Forward Currency Contracts	(62)
Change in Unrealized Appreciation (Depreciation)	147,177
Net Increase (Decrease) in Net Assets Resulting from Operations	164,641

1 Dividends are net of foreign withholding taxes of $1,981,000.
2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $0, $19,000, and $0, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total World Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	45,340	32,078
Realized Net Gain (Loss)	(27,876)	(16,581)
Change in Unrealized Appreciation (Depreciation)	147,177	(50,920)
Net Increase (Decrease) in Net Assets Resulting from Operations	164,641	(35,423)
Distributions
Net Investment Income
Investor Shares	(9,909)	(4,815)
Institutional Shares	(8,061)	(1,119)
ETF Shares	(40,931)	(16,015)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(58,901)	(21,949)
Capital Share Transactions
Investor Shares	58,255	39,203
Institutional Shares	117,214	162,247
ETF Shares	423,617	267,478
Net Increase (Decrease) from Capital Share Transactions	599,086	468,928
Total Increase (Decrease)	704,826	411,556
Net Assets
Beginning of Period	1,447,922	1,036,366
End of Period[1]	2,152,748	1,447,922

1 Net Assets—End of Period includes undistributed net investment income of $12,313,000 and $26,107,000.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total World Stock Index Fund

Financial Highlights

Investor Shares
					June 26,
					2008[1] to
For a Share Outstanding			Year Ended October 31,		Oct. 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$18.40	$18.85	$16.66	$13.71	$20.00
Investment Operations
Net Investment Income	.399	.380	.359[2]	.328[2]	.160[2]
Net Realized and Unrealized Gain (Loss)
on Investments[3]	1.263	(.480)	2.076	2.698	(6.450)
Total from Investment Operations	1.662	(.100)	2.435	3.026	(6.290)
Distributions
Dividends from Net Investment Income	(.602)	(.350)	(.245)	(.076)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.602)	(.350)	(.245)	(.076)	—
Net Asset Value, End of Period	$19.46	$18.40	$18.85	$16.66	$13.71

Total Return[4]	9.29%	-0.61%	14.73%	22.25%	-31.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$364	$286	$255	$131	$41
Ratio of Total Expenses to
Average Net Assets	0.35%	0.40%	0.45%	0.50%	0.46%[5]
Ratio of Net Investment Income to
Average Net Assets	2.44%	2.30%	2.03%	2.28%	2.32%[5]
Portfolio Turnover Rate[6]	16%	10%	7%	18%	5%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.00, $.01, $.01, $.01, and $.01. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total World Stock Index Fund

Financial Highlights

Institutional Shares
					Oct. 9,
					2008[1] to
For a Share Outstanding			Year Ended October 31,		Oct. 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$92.36	$94.62	$83.54	$68.63	$66.81
Investment Operations
Net Investment Income	2.167	2.124	1.893[2]	1.884[2]	.124[2]
Net Realized and Unrealized Gain (Loss)
on Investments[3]	6.336	(2.459)	10.538	13.457	1.696
Total from Investment Operations	8.503	(.335)	12.431	15.341	1.820
Distributions
Dividends from Net Investment Income	(3.303)	(1.925)	(1.351)	(.431)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.303)	(1.925)	(1.351)	(.431)	—
Net Asset Value, End of Period	$97.56	$92.36	$94.62	$83.54	$68.63

Total Return[4]	9.50%	-0.44%	15.01%	22.55%	2.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$325	$191	$48	$17	$7
Ratio of Total Expenses to
Average Net Assets	0.17%	0.20%	0.23%	0.25%	0.20%[5]
Ratio of Net Investment Income to
Average Net Assets	2.62%	2.50%	2.25%	2.53%	2.58%[5]
Portfolio Turnover Rate[6]	16%	10%	7%	18%	5%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.00, $.03, $.03, $.05, and $.01. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total World Stock Index Fund

Financial Highlights

ETF Shares
					June 24,
					2008[1] to
For a Share Outstanding			Year Ended October 31,		Oct. 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$45.21	$46.30	$40.88	$33.59	$49.74
Investment Operations
Net Investment Income	1.056	1.020	.964[2]	.871[2]	.340[2]
Net Realized and Unrealized Gain (Loss)
on Investments[3]	3.096	(1.192)	5.118	6.622	(16.490)
Total from Investment Operations	4.152	(.172)	6.082	7.493	(16.150)
Distributions
Dividends from Net Investment Income	(1.602)	(.918)	(.662)	(.203)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.602)	(.918)	(.662)	(.203)	—
Net Asset Value, End of Period	$47.76	$45.21	$46.30	$40.88	$33.59

Total Return	9.47%	-0.46%	15.00%	22.49%	-32.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,463	$971	$733	$499	$114
Ratio of Total Expenses to
Average Net Assets	0.19%	0.22%	0.25%	0.30%	0.29%[4]
Ratio of Net Investment Income to
Average Net Assets	2.60%	2.48%	2.23%	2.48%	2.49%[4]
Portfolio Turnover Rate[5]	16%	10%	7%	18%	5%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.00, $.03, $.02, $.02, and $.01. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Total World Stock Index Fund

Notes to Financial Statements

Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

24

Total World Stock Index Fund

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2012, the fund’s average investment in futures and forward currency contracts each represented less than 1% of net assets, based on quarterly average aggregate settlement values and average notional amounts, respectively.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions prior to May 23, 2012, were credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

25

Total World Stock Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2012, the fund had contributed capital of $287,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.11% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—U.S.	984,692	—	—
Common Stocks—International	180,564	965,586	20
Temporary Cash Investments	27,592	2,001	—
Futures Contracts—Liabilities[1]	(12)	—	—
Forward Currency Contracts—Liabilities	—	(85)	—
Total	1,192,836	967,502	20
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2012, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Liabilities	(12)	(85)	(97)

26

Total World Stock Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2012, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	834	—	834
Forward Currency Contracts	—	238	238
Realized Net Gain (Loss) on Derivatives	834	238	1,072

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(392)	—	(392)
Forward Currency Contracts	—	(85)	(85)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(392)	(85)	(477)

At October 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	December 2012	29	10,199	(335)
Dow Jones EURO STOXX 50 Index	December 2012	89	2,888	(47)
FTSE 100 Index	December 2012	25	2,322	(31)
Topix Index	December 2012	19	1,761	34
S&P ASX 200 Index	December 2012	8	934	17
E-mini S&P 500 Index	December 2012	12	844	(30)

Unrealized appreciation (depreciation) on open S&P 500 Index, FTSE 100 Index, and E-mini S&P 500 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

27

Total World Stock Index Fund

At October 31, 2012, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	12/21/12	EUR	2,265	USD	2,936	(24)
UBS AG	12/21/12	GBP	1,467	USD	2,363	(15)
UBS AG	12/18/12	JPY	138,025	USD	1,728	(44)
UBS AG	12/21/12	AUD	885	USD	914	(2)

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2012, the fund realized net foreign currency losses of $388,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2012, the fund realized gains on the sale of passive foreign investment companies of $155,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2012, had unrealized appreciation of $3,531,000.

During the year ended October 31, 2012, the fund realized $11,065,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2012, the fund had $17,012,000 of ordinary income available for distribution. At October 31, 2012, the fund had available capital losses totaling $65,056,000 to offset future net capital gains. Of this amount, $24,146,000 is subject to expiration dates; $572,000 may be used to offset future net capital gains through October 31, 2016, $7,777,000 through October 31, 2017, $1,086,000 through October 31, 2018, and $14,711,000 through October 31, 2019. Capital losses of $40,910,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

28

Total World Stock Index Fund

At October 31, 2012, the cost of investment securities for tax purposes was $1,931,478,000. Net unrealized appreciation of investment securities for tax purposes was $228,977,000, consisting of unrealized gains of $340,419,000 on securities that had risen in value since their purchase and $111,442,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2012, the fund purchased $867,149,000 of investment securities and sold $304,281,000 of investment securities, other than temporary cash investments. Purchases and sales include $444,117,000 and $28,628,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	126,855	6,823	119,111	6,119
Issued in Lieu of Cash Distributions	9,219	504	4,116	214
Redeemed [2]	(77,819)	(4,151)	(84,024)	(4,310)
Net Increase (Decrease) —Investor Shares	58,255	3,176	39,203	2,023
Institutional Shares
Issued[1]	162,632	1,759	210,138	2,097
Issued in Lieu of Cash Distributions	7,814	85	1,119	12
Redeemed [2]	(53,232)	(580)	(49,010)	(544)
Net Increase (Decrease) —Institutional Shares	117,214	1,264	162,247	1,565
ETF Shares
Issued[1]	452,279	9,760	267,478	5,626
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed [2]	(28,662)	(600)	—	—
Net Increase (Decrease)—ETF Shares	423,617	9,160	267,478	5,626

1 Includes purchase fees for fiscal 2012 and 2011 of $46,000 and $771,000, respectively (fund totals). Effective February 29, 2012, the purchase fee was eliminated.
2 Net of redemption fees for fiscal 2012 and 2011 of $28,000 and $25,000, respectively (fund totals). Effective May 23, 2012, redemption fees were eliminated.

H. In preparing the financial statements as of October 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

29

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard Total World Stock Index Fund:

In our opinion, the accompanying statement of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total World Stock Index Fund (constituting a separate portfolio of Vanguard International Equity Index Funds, hereafter referred to as the “Fund”) at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 14, 2012

Special 2012 tax information (unaudited) for Vanguard Total World Stock Index Fund

This information for the fiscal year ended October 31, 2012, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $50,036,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 32.6% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

The fund designates to shareholders foreign source income of $28,925,000 and foreign taxes paid of $1,939,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2013 to determine the calendar-year amounts to be included on their 2012 tax returns.

30

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2012. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Total World Stock Index Fund Investor Shares
Periods Ended October 31, 2012

		Since
	One	Inception
	Year	(6/26/2008)
Returns Before Taxes	9.29%	1.00%
Returns After Taxes on Distributions	8.71	0.76
Returns After Taxes on Distributions and Sale of Fund Shares	6.63	0.83

31

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

32

Six Months Ended October 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total World Stock Index Fund	4/30/2012	10/31/2012	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,014.55	$1.62
Institutional Shares	1,000.00	1,015.55	0.76
ETF Shares	1,000.00	1,015.41	0.86
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.59	$1.63
Institutional Shares	1,000.00	1,024.45	0.77
ETF Shares	1,000.00	1,024.35	0.87

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.32% for Investor Shares, 0.15% for Institutional Shares, and 0.17% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

33

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

34

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Total World Stock Index: Consists of the FTSE All-World Index through December 18, 2011, and the FTSE Global All Cap Index thereafter.

35

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U. S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Director of SKF AB
(chemicals); Director of Tyco International, Ltd.	(industrial machinery), Hillenbrand, Inc. (specialized
(diversified manufacturing and services), Hewlett-	consumer services), the Lumina Foundation for
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Vanguard Senior ManagementTeam
President, and Chief Executive Officer of NACCO
Industries, Inc. (forklift trucks/housewares/lignite);	Mortimer J. Buckley	Michael S. Miller
Director of Goodrich Corporation (industrial products/	Kathleen C. Gubanich	James M. Norris
aircraft systems and services) and the National	Paul A. Heller	Glenn W. Reed
Association of Manufacturers; Chairman of the Board	Martha G. King	George U. Sauter
of the Federal Reserve Bank of Cleveland and of	Chris D. McIsaac
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	Founder
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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All comparative mutual fund data are from Lipper Inc. or
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You can obtain a free copy of Vanguard’s proxy voting
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Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6280 122012

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.0%)[1]
Argentina (0.0%)
Tenaris SA ADR	11,384	428
Arcos Dorados Holdings Inc. Class A	500	7
		435
Australia (3.2%)
BHP Billiton Ltd.	203,857	7,218
Commonwealth Bank of Australia	101,454	6,076
Westpac Banking Corp.	207,803	5,494
Australia & New Zealand Banking Group Ltd.	163,967	4,326
National Australia Bank Ltd.	137,793	3,682
Woolworths Ltd.	77,632	2,368
Rio Tinto Ltd.	30,091	1,774
CSL Ltd.	33,426	1,649
Woodside Petroleum Ltd.	45,147	1,610
Wesfarmers Ltd.	43,894	1,582
Westfield Group	139,616	1,543
Brambles Ltd.	166,254	1,252
Newcrest Mining Ltd.	45,186	1,246
Orica Ltd.	42,651	1,111
Wesfarmers Ltd. Price Protected Shares	29,289	1,098
QBE Insurance Group Ltd.	74,715	1,021
Telstra Corp. Ltd.	231,533	995
Origin Energy Ltd.	78,086	919
WorleyParsons Ltd.	33,048	845
Insurance Australia Group Ltd.	170,191	809
Macquarie Group Ltd.	24,474	808
Fortescue Metals Group Ltd.	188,217	793
AMP Ltd.	164,071	781
Suncorp Group Ltd.	75,074	731
Reject Shop Ltd.	47,766	704
GUD Holdings Ltd.	70,908	617
Santos Ltd.	48,026	573
Oil Search Ltd.	66,658	514
Westfield Retail Trust	150,029	482
Amcor Ltd.	58,725	481
Transurban Group	76,005	480
QR National Ltd.	121,235	470
Stockland	118,088	424
Coca-Cola Amatil Ltd.	29,948	418
AGL Energy Ltd.	26,839	405
Spark Infrastructure Group	208,073	365
Goodman Group	74,633	343
GPT Group	91,676	339
^ carsales.com Ltd.	43,736	338
GrainCorp Ltd. Class A	25,389	322
Iluka Resources Ltd.	30,101	309
Incitec Pivot Ltd.	93,046	305
Crown Ltd.	29,640	299
Leighton Holdings Ltd.	16,071	298
Primary Health Care Ltd.	69,027	278
ASX Ltd.	9,005	277
Sonic Healthcare Ltd.	19,759	266
Mirvac Group	168,766	263
APA Group	48,174	258
ALS Ltd.	26,395	253
UGL Ltd.	22,674	251
Lend Lease Group	27,943	251
Dexus Property Group	239,829	245
Computershare Ltd.	26,959	243
Iress Ltd.	29,801	237
Asciano Ltd.	49,290	233
Metcash Ltd.	60,015	228

1

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	CFS Retail Property Trust Group	111,755	226
	Seek Ltd.	32,152	223
	James Hardie Industries plc	23,108	221
	Navitas Ltd.	50,787	217
	Whitehaven Coal Ltd.	67,077	212
	Cochlear Ltd.	2,817	208
	Investa Office Fund	66,681	206
^	Flight Centre Ltd.	7,420	205
	Tatts Group Ltd.	67,497	196
	PanAust Ltd.	55,538	191
	Ramsay Health Care Ltd.	7,646	189
*	Regis Resources Ltd.	32,830	183
	Treasury Wine Estates Ltd.	34,620	177
	Monadelphous Group Ltd.	7,575	166
	Charter Hall Retail REIT	43,236	163
	Toll Holdings Ltd.	35,051	161
	Sims Metal Management Ltd.	16,417	160
	Echo Entertainment Group Ltd.	43,687	159
*	CGA Mining Ltd.	52,200	158
	Bradken Ltd.	29,923	153
	Commonwealth Property Office Fund	133,616	150
	Aristocrat Leisure Ltd.	50,631	148
	Sigma Pharmaceuticals Ltd.	209,696	147
	Alumina Ltd.	145,931	146
	Bendigo and Adelaide Bank Ltd.	17,379	146
	David Jones Ltd.	51,454	142
	OZ Minerals Ltd.	16,620	141
*	Downer EDI Ltd.	37,545	140
	Adelaide Brighton Ltd.	42,509	140
	Harvey Norman Holdings Ltd.	69,041	136
	Myer Holdings Ltd.	66,718	135
	Boral Ltd.	36,188	135
	Beach Energy Ltd.	87,355	125
	Caltex Australia Ltd.	7,023	124
	Perpetual Ltd.	4,177	121
	Bank of Queensland Ltd.	15,300	120
*	Aurora Oil & Gas Ltd.	29,000	117
	Mineral Resources Ltd.	12,467	112
	Tabcorp Holdings Ltd.	37,548	111
	Resolute Mining Ltd.	53,798	107
^	JB Hi-Fi Ltd.	9,939	106
	Ansell Ltd.	6,337	103
*	BlueScope Steel Ltd.	206,594	102
*	Karoon Gas Australia Ltd.	17,598	102
*	Atlas Iron Ltd.	61,964	98
*	Perseus Mining Ltd.	36,239	97
	Transfield Services Ltd.	57,532	95
	Challenger Ltd.	26,607	89
*	Qantas Airways Ltd.	61,110	84
	SP AusNet	75,092	83
	IOOF Holdings Ltd.	12,429	81
*	Sundance Resources Ltd.	218,642	80
	Centro Retail Australia	35,463	79
	Mount Gibson Iron Ltd.	105,993	77
^,*	Mesoblast Ltd.	12,513	75
	New Hope Corp. Ltd.	13,939	63
	Boart Longyear Ltd.	41,694	63
^,*	Lynas Corp. Ltd.	80,809	61
	Arrium Ltd.	73,716	60
*	Energy Resources of Australia Ltd.	38,157	56
	DuluxGroup Ltd.	13,950	51
*	Goodman Fielder Ltd.	79,350	48
	CSR Ltd.	26,113	47
*	Aquila Resources Ltd.	16,696	46

2

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
* Paladin Energy Ltd.	36,863	43
Billabong International Ltd.	20,048	18
* Australian Agricultural Co. Ltd.	5	—
* St. Barbara Ltd.	3	—
Imdex Ltd.	4	—
* Silver Lake Resources Ltd.	1	—
		69,824
Austria (0.1%)
Voestalpine AG	26,023	819
* Erste Group Bank AG	14,528	366
OMV AG	7,497	274
Andritz AG	4,016	242
Atrium European Real Estate Ltd.	41,152	233
IMMOFINANZ AG	54,176	210
Wienerberger AG	20,167	145
Raiffeisen Bank International AG	3,302	132
Schoeller-Bleckmann Oilfield Equipment AG	1,209	117
Telekom Austria AG	17,373	110
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,997	86
Verbund AG	3,189	74
Strabag SE	1,787	45
		2,853
Belgium (0.4%)
Anheuser-Busch InBev NV	47,736	3,992
Umicore SA	19,531	1,004
Ageas	20,218	515
UCB SA	6,617	386
Sofina SA	3,883	330
Groupe Bruxelles Lambert SA	3,986	295
Solvay SA Class A	2,184	263
Recticel SA	39,034	259
Belgacom SA	8,410	246
Ackermans & van Haaren NV	2,684	219
Cofinimmo	1,856	211
KBC Groep NV	8,769	206
Telenet Group Holding NV	4,319	198
Delhaize Group SA	4,867	186
Colruyt SA	3,340	153
Befimmo SCA Sicafi	2,451	149
Nyrstar (Voting Shares)	21,066	122
D'ieteren SA	1,939	94
NV Bekaert SA	2,304	63
		8,891
Brazil (1.7%)
Cia de Bebidas das Americas ADR	104,071	4,245
Petroleo Brasileiro SA ADR Type A	142,255	2,920
Banco Bradesco SA ADR	151,402	2,371
Vale SA Class B Pfd. ADR	124,093	2,208
Vale SA Class B ADR	111,104	2,035
Itau Unibanco Holding SA ADR	138,453	2,019
Petroleo Brasileiro SA ADR	91,568	1,942
Embraer SA ADR	48,300	1,348
BRF - Brasil Foods SA	48,024	874
BM&FBovespa SA	135,750	869
Itausa - Investimentos Itau SA Prior Pfd.	168,873	740
Petroleo Brasileiro SA Prior Pfd.	66,992	686
Banco do Brasil SA	63,393	676
CCR SA	72,100	634
Ultrapar Participacoes SA	26,748	561
Oi SA ADR	112,974	452
Cielo SA	17,246	427
Banco Santander Brasil SA	54,800	376
Cia Siderurgica Nacional SA ADR	68,170	371

3

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Petroleo Brasileiro SA	33,046	350
Gerdau SA Prior Pfd.	39,500	345
Cia de Saneamento Basico do Estado de Sao Paulo	8,000	339
Cia de Bebidas das Americas	9,840	331
CPFL Energia SA	27,900	324
Cia Energetica de Minas Gerais Prior Pfd.	26,562	318
Souza Cruz SA	23,100	301
BR Malls Participacoes SA	22,000	289
Natura Cosmeticos SA	10,600	283
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	6,138	282
Lojas Americanas SA Prior Pfd.	32,131	269
* Hypermarcas SA	31,512	251
BR Properties SA	18,900	248
Lojas Renner SA	6,300	233
Tractebel Energia SA	13,500	233
Telefonica Brasil SA Prior Pfd.	9,280	206
Klabin SA Prior Pfd.	33,600	197
* OGX Petroleo e Gas Participacoes SA	81,600	189
Cia Hering	7,800	179
Localiza Rent a Car SA	10,000	175
Bradespar SA Prior Pfd.	11,200	165
Vale SA Prior Pfd.	9,000	161
Tim Participacoes SA	45,200	160
Totvs SA	7,800	159
All America Latina Logistica SA	34,800	158
Raia Drogasil SA	13,900	153
* JBS SA	46,798	151
Itau Unibanco Holding SA	11,300	148
Centrais Eletricas Brasileiras SA	26,900	148
WEG SA	12,747	146
CETIP SA - Mercados Organizados	12,607	145
Marcopolo SA Prior Pfd.	24,700	145
Cosan SA Industria e Comercio	7,500	144
Cia de Saneamento de Minas Gerais-COPASA	5,900	139
Anhanguera Educacional Participacoes SA	7,900	138
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	26,200	127
Cyrela Brazil Realty SA Empreendimentos e Participacoes	14,498	123
Diagnosticos da America SA	18,000	120
Multiplan Empreendimentos Imobiliarios SA	3,800	111
Amil Participacoes SA	7,100	107
Metalurgica Gerdau SA Prior Pfd. Class A	9,500	106
Centrais Eletricas Brasileiras SA Prior Pfd.	13,100	104
PDG Realty SA Empreendimentos e Participacoes	55,900	94
Odontoprev SA	17,400	90
Duratex SA	12,660	88
Cia Paranaense de Energia Prior Pfd.	5,900	87
MRV Engenharia e Participacoes SA	16,600	84
EDP - Energias do Brasil SA	12,600	79
AES Tiete SA Prior Pfd.	6,800	77
Vale SA	4,100	76
* Gafisa SA	40,500	74
* Fibria Celulose SA	8,600	73
Embraer SA	10,400	73
Banco do Estado do Rio Grande do Sul SA Prior Pfd.	9,200	73
Gerdau SA	9,800	71
Porto Seguro SA	6,472	69
Lojas Americanas SA	9,076	69
Cia Energetica de Sao Paulo Prior Pfd.	7,285	65
EcoRodovias Infraestrutura e Logistica SA	7,300	64
Braskem SA Prior Pfd.	9,400	62
Light SA	5,273	57
Usinas Siderurgicas de Minas Gerais SA	10,800	56
Gerdau SA ADR	5,726	50
Sul America SA	6,307	50

4

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Oi SA	10,254	48
Cia Energetica de Minas Gerais ADR	3,975	48
Rossi Residencial SA	21,900	46
Tim Participacoes SA ADR	2,400	42
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	4,608	37
Suzano Papel e Celulose SA Prior Pfd. Class A	12,234	32
* HRT Participacoes em Petroleo SA	10,000	30
* MPX Energia SA	5,400	29
* OSX Brasil SA	4,800	27
Cia de Transmissao de Energia Eletrica Paulista Prior Pfd.	1,573	25
Oi SA Prior Pfd.	3,202	13
* CCX Carvao da Colombia SA	1,800	2
		36,114
Canada (4.4%)
Royal Bank of Canada	90,450	5,157
Toronto-Dominion Bank	52,276	4,252
Bank of Nova Scotia	73,529	3,994
Suncor Energy Inc.	103,712	3,481
Barrick Gold Corp.	62,888	2,543
Goldcorp Inc.	50,286	2,273
Potash Corp. of Saskatchewan Inc.	55,160	2,217
Canadian National Railway Co.	25,678	2,217
Canadian Natural Resources Ltd.	73,160	2,205
Bank of Montreal (XTSE)	33,129	1,958
Enbridge Inc.	47,680	1,897
TransCanada Corp.	41,078	1,850
Canadian Imperial Bank of Commerce	23,272	1,831
Brookfield Asset Management Inc. Class A	50,688	1,745
Cenovus Energy Inc.	44,474	1,569
Canadian Pacific Railway Ltd.	15,089	1,388
Manulife Financial Corp.	109,600	1,354
Tim Hortons Inc.	25,452	1,263
Nexen Inc.	52,136	1,245
Agrium Inc.	11,651	1,227
Teck Resources Ltd. Class B	34,810	1,105
Encana Corp.	47,480	1,070
* Valeant Pharmaceuticals International Inc.	19,100	1,067
Silver Wheaton Corp.	24,900	1,003
* CGI Group Inc. Class A	36,950	967
Sun Life Financial Inc.	37,192	922
Crescent Point Energy Corp.	22,100	918
Yamana Gold Inc.	45,100	911
National Bank of Canada	11,230	868
Imperial Oil Ltd.	19,290	853
Cameco Corp.	43,608	846
First Quantum Minerals Ltd.	34,700	780
Canadian Utilities Ltd. Class A	11,470	769
^ Thomson Reuters Corp.	26,501	746
Talisman Energy Inc.	65,466	742
Kinross Gold Corp.	73,949	734
Agnico-Eagle Mines Ltd.	12,259	692
Eldorado Gold Corp.	46,505	687
Magna International Inc.	14,160	629
* Catamaran Corp.	13,002	611
Pacific Rubiales Energy Corp.	24,565	578
BCE Inc.	13,000	568
Franco-Nevada Corp.	9,700	559
SNC-Lavalin Group Inc.	13,100	528
* MEG Energy Corp.	14,200	519
Canadian Oil Sands Ltd.	24,300	516
Power Corp. of Canada	21,190	514
Shoppers Drug Mart Corp.	10,860	453
Shaw Communications Inc. Class B	20,520	447
^ Pembina Pipeline Corp.	15,600	436

5

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
* New Gold Inc.	36,100	423
Power Financial Corp.	16,160	417
IAMGOLD Corp.	26,400	410
Husky Energy Inc.	14,760	400
Intact Financial Corp.	6,500	399
* Research In Motion Ltd.	50,372	397
Rogers Communications Inc. Class B	8,900	391
Great-West Lifeco Inc.	16,900	389
Fairfax Financial Holdings Ltd.	1,000	371
ARC Resources Ltd.	15,000	364
^ RioCan REIT	13,100	357
Saputo Inc.	7,600	333
Fortis Inc.	9,700	328
Artis REIT	19,900	326
Viterra Inc.	20,600	325
Alimentation Couche Tard Inc. Class B	6,600	324
* Tourmaline Oil Corp.	9,300	307
Metro Inc.	5,200	307
Bombardier Inc. Class B	79,800	304
Penn West Petroleum Ltd.	22,600	293
Progress Energy Resources Corp.	14,200	286
Brookfield Office Properties Inc.	18,500	285
Canadian Tire Corp. Ltd. Class A	3,900	279
Astral Media Inc. Class A	6,500	266
Atco Ltd.	3,600	266
Dollarama Inc.	4,200	265
* InterOil Corp.	4,100	264
* Athabasca Oil Corp.	21,800	264
IGM Financial Inc.	6,600	262
^ Emera Inc.	7,400	259
Jean Coutu Group PJC Inc. Class A	16,700	251
CI Financial Corp.	10,700	250
Onex Corp.	6,100	246
Morguard REIT	13,500	243
Allied Properties REIT	7,600	240
Russel Metals Inc.	8,600	240
* Turquoise Hill Resources Ltd.	30,205	236
Primaris Retail REIT	10,000	234
Vermilion Energy Inc.	4,900	234
Baytex Energy Corp.	5,100	232
Methanex Corp.	7,700	231
Teekay Corp.	7,500	230
Gildan Activewear Inc.	6,600	225
Pan American Silver Corp.	10,224	224
^ Cominar REIT	9,300	222
Corus Entertainment Inc. Class B	9,700	220
Empire Co. Ltd. Class A	3,700	216
* Osisko Mining Corp.	21,600	212
Aimia Inc.	13,800	207
Finning International Inc.	8,600	202
Dundee REIT	5,500	202
Peyto Exploration & Development Corp.	8,100	198
CAE Inc.	17,900	197
Inmet Mining Corp.	3,800	196
Bank of Montreal	3,309	196
TELUS Corp.	3,000	195
^ Loblaw Cos. Ltd.	5,500	191
RONA Inc.	18,500	190
Stantec Inc.	5,300	183
* Dundee Corp. Class A	7,200	181
TransAlta Corp.	11,260	179
TransForce Inc.	9,800	179
* Precision Drilling Corp.	24,800	178
^ Atlantic Power Corp.	11,600	174

6

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
George Weston Ltd.	2,600	169
AltaGas Ltd.	5,000	168
* FirstService Corp.	5,800	167
First Capital Realty Inc.	8,900	165
Quebecor Inc. Class B	4,600	160
* Lundin Mining Corp.	30,700	160
* Open Text Corp.	2,900	156
* Detour Gold Corp.	5,500	155
HudBay Minerals Inc.	16,500	153
ShawCor Ltd. Class A	3,400	151
Sherritt International Corp.	34,400	149
Boardwalk REIT	2,300	148
Pengrowth Energy Corp.	24,000	144
Laurentian Bank of Canada	3,200	142
Canadian REIT	3,300	138
Mullen Group Ltd.	6,600	137
Maple Leaf Foods Inc.	12,300	137
* Tahoe Resources Inc.	6,700	137
Linamar Corp.	6,200	137
H&R REIT	5,600	135
Alamos Gold Inc.	6,900	135
Industrial Alliance Insurance & Financial Services Inc.	4,900	134
* Canfor Corp.	9,400	134
Progressive Waste Solutions Ltd.	6,900	134
* Celtic Exploration Ltd.	5,100	133
Toromont Industries Ltd.	6,700	131
Ensign Energy Services Inc.	8,700	130
MacDonald Dettwiler & Associates Ltd.	2,300	129
Chartwell Seniors Housing REIT	12,400	127
West Fraser Timber Co. Ltd.	2,100	127
* Great Canadian Gaming Corp.	13,100	126
Calloway REIT	4,300	125
Canadian Western Bank	4,200	124
* Petrobank Energy & Resources Ltd.	8,900	122
CCL Industries Inc. Class B	3,300	122
^ Ritchie Bros Auctioneers Inc.	5,500	122
Manitoba Telecom Services Inc.	3,400	114
* AuRico Gold Inc.	13,500	113
Home Capital Group Inc. Class B	2,200	112
AGF Management Ltd. Class B	11,100	111
TELUS Corp. Class A	1,700	109
Reitmans Canada Ltd. Class A	8,700	108
Bonterra Energy Corp.	2,400	108
^ PetroBakken Energy Ltd. Class A	8,500	107
Cogeco Cable Inc.	2,800	107
Genworth MI Canada Inc.	5,200	107
* Celestica Inc.	14,500	105
Trilogy Energy Corp.	3,800	104
Keyera Corp.	2,100	102
* Dundee Precious Metals Inc.	11,000	101
Canadian Apartment Properties REIT	4,100	100
* Golden Star Resources Ltd.	49,800	100
* Silver Standard Resources Inc.	6,500	99
CML HealthCare Inc.	11,600	98
Centerra Gold Inc.	8,500	96
* Imperial Metals Corp.	7,400	95
Trican Well Service Ltd.	7,400	88
* Paramount Resources Ltd. Class A	2,600	88
* First Majestic Silver Corp.	3,800	88
* Crew Energy Inc.	10,700	82
* Imax Corp.	3,600	81
Enerflex Ltd.	6,900	80
* Uranium One Inc.	35,900	78
* Alacer Gold Corp.	14,100	77

7

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
*	Legacy Oil & Gas Inc.	10,800	77
	Calfrac Well Services Ltd.	3,100	71
	Trinidad Drilling Ltd.	10,700	71
^,*	Westport Innovations Inc.	2,500	70
*	Rubicon Minerals Corp.	19,300	68
*	BlackPearl Resources Inc.	20,000	68
	Nevsun Resources Ltd.	14,300	68
	Silvercorp Metals Inc.	10,900	68
*	Capstone Mining Corp.	26,300	65
	SEMAFO Inc.	16,000	64
*	Aurizon Mines Ltd.	13,800	63
	Major Drilling Group International	6,000	62
*	Seabridge Gold Inc.	3,600	62
*	Birchcliff Energy Ltd.	6,600	54
^,*	Thompson Creek Metals Co. Inc.	20,500	54
	Niko Resources Ltd.	4,000	51
	Petrominerales Ltd.	6,200	50
*	QLT Inc.	6,200	47
*	Kirkland Lake Gold Inc.	4,700	46
*	Bankers Petroleum Ltd.	15,900	45
*	NovaGold Resources Inc.	9,000	44
*	Gabriel Resources Ltd.	12,200	30
*	TMX Group Ltd.	264	13
	Enerplus Corp.	200	3
	Bonavista Energy Corp.	100	2
			93,936
Chile (0.3%)
	Empresa Nacional de Electricidad SA ADR	19,710	943
	Empresas COPEC SA	37,451	539
	Empresas CMPC SA	117,164	446
	SACI Falabella	36,038	370
	Cencosud SA	49,909	273
	Empresa Nacional de Electricidad SA	167,940	270
	Sociedad Quimica y Minera de Chile SA ADR	4,611	267
	Banco de Chile	1,749,300	261
	Banco Santander Chile	3,784,612	261
	Enersis SA	742,909	254
	Latam Airlines Group SA (Santiago Shares)	10,249	253
	Vina Concha y Toro SA	102,740	208
	CAP SA	5,685	196
	Sonda SA	52,948	162
	Salfacorp SA	57,321	135
	Banco de Credito e Inversiones	1,933	124
*	Latam Airlines Group SA	4,562	111
	Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	1,748	101
	Sociedad Matriz Banco de Chile Class B	276,858	100
	Corpbanca SA	7,608,318	100
*	Colbun SA	354,353	99
	Cia Cervecerias Unidas SA	6,295	92
	ENTEL Chile SA	4,343	89
	AES Gener SA	134,372	80
*	Sociedad Matriz SAAM SA	651,845	76
*	Cia Sud Americana de Vapores SA	583,637	56
			5,866
China (2.3%)
	China Mobile Ltd.	386,861	4,291
	China Construction Bank Corp.	4,677,060	3,506
	Industrial & Commercial Bank of China Ltd.	4,344,245	2,861
	CNOOC Ltd.	1,277,000	2,628
	Bank of China Ltd.	5,331,800	2,184
	Tencent Holdings Ltd.	58,800	2,068
	PetroChina Co. Ltd.	1,490,000	2,022
	China Life Insurance Co. Ltd.	551,000	1,620
	China Petroleum & Chemical Corp.	1,361,319	1,435

8

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	China Shenhua Energy Co. Ltd.	276,500	1,172
	Ping An Insurance Group Co. of China Ltd.	136,095	1,071
	Hengan International Group Co. Ltd.	111,500	1,012
	Belle International Holdings Ltd.	496,000	920
	China Unicom Hong Kong Ltd.	567,574	915
	Tsingtao Brewery Co. Ltd.	166,823	900
	Want Want China Holdings Ltd.	603,000	821
	China Overseas Land & Investment Ltd.	284,480	741
	China Telecom Corp. Ltd.	1,096,034	648
	Lenovo Group Ltd.	766,000	613
	China Pacific Insurance Group Co. Ltd.	190,800	595
	Agricultural Bank of China Ltd.	1,222,500	527
	Kunlun Energy Co. Ltd.	280,000	518
	Tingyi Cayman Islands Holding Corp.	170,000	504
	China Merchants Bank Co. Ltd.	195,131	363
^	China National Building Material Co. Ltd.	286,000	362
*	Hunan Nonferrous Metal Corp. Ltd.	1,212,000	358
	PICC Property & Casualty Co. Ltd.	258,600	342
	Beijing Capital International Airport Co. Ltd.	514,000	330
	Hangzhou Steam Turbine Co. Class B	287,357	321
	China Resources Land Ltd.	134,000	304
	China Citic Bank Corp. Ltd.	592,010	301
	Bank of Communications Co. Ltd.	407,058	290
^	China Minsheng Banking Corp. Ltd.	306,300	277
	Inner Mongolia Yitai Coal Co. Ltd. Class B	50,700	275
	China Communications Construction Co. Ltd.	279,375	261
	China State Construction International Holdings Ltd.	218,000	258
	Digital China Holdings Ltd.	152,000	255
	China Foods Ltd.	230,000	232
	Uni-President China Holdings Ltd.	184,000	231
	Anhui Conch Cement Co. Ltd.	66,000	227
*	Haier Electronics Group Co. Ltd.	176,000	224
	Yuexiu Property Co. Ltd.	799,200	218
*	SINA Corp.	3,900	213
	China Resources Power Holdings Co. Ltd.	99,400	213
	Beijing Enterprises Holdings Ltd.	32,000	206
	Sun Art Retail Group Ltd.	151,579	206
	China Mengniu Dairy Co. Ltd.	68,000	206
	China Merchants Holdings International Co. Ltd.	62,000	205
	China Shanshui Cement Group Ltd.	267,000	198
	China Resources Enterprise Ltd.	60,000	194
	China Coal Energy Co. Ltd.	193,000	191
	Jiangxi Copper Co. Ltd.	71,000	182
	ENN Energy Holdings Ltd.	40,000	166
	Dongfeng Motor Group Co. Ltd.	134,000	166
	China Gas Holdings Ltd.	294,000	160
	Yanzhou Coal Mining Co. Ltd.	106,000	158
	Dah Chong Hong Holdings Ltd.	166,000	156
*	Brilliance China Automotive Holdings Ltd.	126,000	156
	Sino Biopharmaceutical	384,000	153
	China Oilfield Services Ltd.	80,000	151
	Great Wall Motor Co. Ltd.	54,250	148
	Guangzhou R&F Properties Co. Ltd.	117,400	143
	COSCO Pacific Ltd.	96,000	141
^,*	China COSCO Holdings Co. Ltd.	276,500	136
	Shimao Property Holdings Ltd.	71,500	136
	Zhejiang Southeast Electric Power Co. Class B	245,800	134
^	China Shipping Development Co. Ltd.	256,000	134
	Sino-Ocean Land Holdings Ltd.	209,500	131
^	Evergrande Real Estate Group Ltd.	296,000	128
	Sinopharm Group Co. Ltd.	37,600	126
^	Zijin Mining Group Co. Ltd.	313,301	126
	Huaneng Power International Inc.	152,000	121
	Shenzhen Chiwan Petroleum Class B	108,200	121

9

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Greentown China Holdings Ltd.	97,879	120
	Zhejiang Expressway Co. Ltd.	160,000	116
	Citic Pacific Ltd.	91,000	116
	China BlueChemical Ltd.	176,000	111
	Country Garden Holdings Co. Ltd.	273,817	109
	Shandong Weigao Group Medical Polymer Co. Ltd.	80,000	108
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	80,180	107
^,*	Aluminum Corp. of China Ltd.	243,331	105
	Longfor Properties Co. Ltd.	58,500	103
	Great Wall Technology Co. Ltd.	570,000	102
	China Railway Construction Corp. Ltd.	102,626	101
	Parkson Retail Group Ltd.	117,500	99
	Foshan Huaxin Packaging Co. Ltd. Class B	266,600	98
	Kingboard Chemical Holdings Ltd.	32,500	96
	China International Marine Containers Group Co. Ltd. Class B	77,000	95
	China Railway Group Ltd.	184,000	93
	Guangdong Investment Ltd.	112,000	91
	BBMG Corp.	103,500	88
	Geely Automobile Holdings Ltd.	205,000	88
	China Vanke Co. Ltd. Class B	66,500	87
	Zhuzhou CSR Times Electric Co. Ltd.	29,000	85
	China Agri-Industries Holdings Ltd.	136,000	85
	Shanghai Industrial Holdings Ltd.	26,000	83
*	Poly Property Group Co. Ltd.	136,000	82
	Air China Ltd.	116,000	82
	Guangzhou Automobile Group Co. Ltd.	117,857	81
	Agile Property Holdings Ltd.	68,000	77
	Zhaojin Mining Industry Co. Ltd.	45,500	76
	Weichai Power Co. Ltd.	21,600	76
^	CSR Corp. Ltd.	98,000	76
	Weiqiao Textile Co.	191,000	74
	Soho China Ltd.	106,000	72
	China Resources Cement Holdings Ltd.	106,000	72
	China Resources Gas Group Ltd.	32,000	71
	MGM China Holdings Ltd.	38,800	70
^,*	Byd Co. Ltd.	35,500	70
	Chongqing Rural Commercial Bank	146,000	68
^	GCL-Poly Energy Holdings Ltd.	382,000	68
	Datang International Power Generation Co. Ltd.	188,000	67
	Skyworth Digital Holdings Ltd.	124,000	67
	New China Life Insurance Co. Ltd.	20,100	66
*	China Taiping Insurance Holdings Co. Ltd.	38,800	66
^	Golden Eagle Retail Group Ltd.	30,000	65
	Shui On Land Ltd.	154,500	65
*	GOME Electrical Appliances Holding Ltd.	620,720	64
	KWG Property Holding Ltd.	108,500	64
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	12,633	64
	Nine Dragons Paper Holdings Ltd.	91,000	64
	Intime Department Store Group Co. Ltd.	54,000	64
	Shanghai Electric Group Co. Ltd.	152,000	61
	China Everbright Ltd.	42,000	61
	Jiangsu Expressway Co. Ltd.	64,000	55
*	China Shipping Container Lines Co. Ltd.	199,000	53
	Huabao International Holdings Ltd.	106,000	53
	CITIC Securities Co. Ltd.	28,000	52
	Fosun International Ltd.	106,500	52
	China Longyuan Power Group Corp.	80,000	52
	Vinda International Holdings Ltd.	37,000	51
^,*	China Yurun Food Group Ltd.	68,000	50
	Wumart Stores Inc.	28,000	50
	Anta Sports Products Ltd.	52,000	44
	China Southern Airlines Co. Ltd.	88,000	41
	ZTE Corp.	29,212	41
	Dongyue Group	71,000	40

10

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
^	Guangzhou Pharmaceutical Co. Ltd.	14,000	27
*	Chaoda Modern Agriculture Holdings Ltd.	132,000	3
			48,909
Colombia (0.1%)
	Ecopetrol SA	267,320	795
	Bancolombia SA ADR	11,458	734
	Grupo de Inversiones Suramericana SA	35,111	685
	Almacenes Exito SA	11,369	217
	Isagen SA ESP	104,160	146
	Corp Financiera Colombiana SA	4,429	84
	Interconexion Electrica SA ESP	15,254	83
	Cementos Argos SA	16,029	77
	Grupo Argos SA Prior Pfd.	4,968	55
			2,876
Czech Republic (0.0%)
	CEZ AS	12,643	467
	Komercni Banka AS	1,004	205
	Telefonica Czech Republic AS	3,549	71
			743
Denmark (0.5%)
	Novo Nordisk A/S Class B	27,326	4,381
	Coloplast A/S Class B	5,556	1,219
*	Danske Bank A/S	54,578	854
	AP Moeller - Maersk A/S Class B	85	593
	Carlsberg A/S Class B	5,872	507
	Novozymes A/S	14,012	387
*	Auriga Industries Class B	20,254	301
	GN Store Nord A/S	18,498	290
	DSV A/S	10,501	236
	AP Moeller - Maersk A/S Class A	34	225
*	Sydbank A/S	11,263	206
*	Topdanmark A/S	979	199
*	Jyske Bank A/S	5,146	157
	FLSmidth & Co. A/S	2,395	141
*	William Demant Holding A/S	1,178	101
^,*	Vestas Wind Systems A/S	11,842	68
	Tryg A/S	1,023	67
	H Lundbeck A/S	2,918	51
			9,983
Egypt (0.1%)
*	Orascom Construction Industries GDR	13,802	565
	National Societe Generale Bank SAE	34,545	262
	Commercial International Bank Egypt SAE	28,753	178
	Sidi Kerir Petrochemicals Co.	79,618	176
	Telecom Egypt Co.	55,015	125
	Alexandria Mineral Oils Co.	7,392	94
*	Orascom Telecom Holding SAE GDR	30,107	91
*	Talaat Moustafa Group	84,619	68
	Egyptian Kuwaiti Holding Co. SAE	50,301	63
	Orascom Telecom Media And Technology Holding SAE GDR	30,107	14
			1,636
Exchange-Traded Fund (0.1%)
2	Vanguard MSCI Emerging Markets ETF	29,008	1,204

Finland (0.4%)
	Sampo Oyj	33,414	1,048
	Kone Oyj Class B	10,196	731
	Wartsila OYJ Abp	16,369	663
^	Nokia Oyj	226,190	608
	Nokian Renkaat Oyj	11,696	487
	UPM-Kymmene Oyj	44,120	474
	Metso Oyj	13,469	474
	Fortum Oyj	20,332	376

11

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Outotec Oyj	7,452	364
Orion Oyj Class B	12,656	313
Elisa Oyj	10,310	221
Pohjola Bank plc Class A	14,770	201
Stora Enso Oyj	31,384	198
Sponda Oyj	44,471	197
Huhtamaki Oyj	11,387	193
Konecranes Oyj	5,372	171
YIT Oyj	8,516	168
Tieto Oyj	8,018	154
Amer Sports Oyj	10,003	142
Kesko Oyj Class B	3,410	107
* Outokumpu Oyj	123,288	105
Neste Oil Oyj	6,334	79
Cargotec Oyj Class B	3,191	70
		7,544
France (3.3%)
Sanofi	81,968	7,199
Total SA	136,020	6,851
LVMH Moet Hennessy Louis Vuitton SA	22,655	3,683
BNP Paribas SA	67,134	3,387
AXA SA	165,327	2,635
Danone SA	38,766	2,384
L'Oreal SA	18,416	2,347
GDF Suez	102,064	2,343
Air Liquide SA	18,342	2,165
Schneider Electric SA	34,105	2,136
Pernod-Ricard SA	15,793	1,701
Vinci SA	37,040	1,642
Vivendi SA	78,968	1,618
* Societe Generale SA	47,219	1,506
Unibail-Rodamco SE	5,907	1,331
France Telecom SA	115,034	1,286
Cie Generale des Etablissements Michelin	14,077	1,214
Cie Generale d'Optique Essilor International SA	12,612	1,137
Cie de St-Gobain	30,835	1,086
ArcelorMittal	73,275	1,083
Carrefour SA	43,584	1,053
Societe BIC SA	8,010	977
PPR	5,532	975
European Aeronautic Defence and Space Co. NV	26,615	947
Lafarge SA	15,959	936
Alstom SA	25,324	866
Hermes International	3,132	855
Technip SA	7,423	837
Renault SA	15,920	714
Legrand SA	15,807	610
Christian Dior SA	3,761	540
* Credit Agricole SA	67,343	508
Sodexo	6,160	475
Arkema SA	4,832	441
SES SA	15,260	422
Safran SA	10,403	414
Gemalto NV	4,531	409
Publicis Groupe SA	7,491	404
Accor SA	12,551	392
Electricite de France SA	18,524	392
SCOR SE	13,607	363
Bouygues SA	14,640	352
Vallourec SA	8,403	346
Edenred	11,340	328
Cap Gemini SA	7,689	324
Dassault Systemes SA	2,997	316
Saft Groupe SA	13,756	306

12

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Bureau Veritas SA	2,867	305
* Cie Generale de Geophysique - Veritas	8,806	287
Veolia Environnement SA	27,552	273
Eutelsat Communications SA	8,124	260
Havas SA	49,634	251
Eurofins Scientific	1,478	229
Suez Environnement Co.	21,109	224
Zodiac Aerospace	2,156	221
Societe de la Tour Eiffel	3,952	218
Lagardere SCA	7,785	213
AtoS	3,172	213
Groupe Eurotunnel SA	27,185	207
^,* Alcatel-Lucent	201,493	206
STMicroelectronics NV	34,957	206
Casino Guichard Perrachon SA	2,266	198
Klepierre	4,982	185
Orpea	4,455	182
Valeo SA	4,048	178
Wendel SA	2,019	178
Imerys SA	3,027	170
Iliad SA	1,098	169
Metropole Television SA	12,110	169
Teleperformance SA	5,376	163
Remy Cointreau SA	1,559	162
Eurazeo	3,423	157
Nexans SA	3,624	154
Natixis	45,078	148
Eiffage SA	4,209	145
Bourbon SA	5,273	142
Thales SA	4,011	141
Societe Immobiliere de Location pour l'Industrie et le Commerce	1,206	135
Rubis SCA	2,205	135
CFAO SA	2,684	130
Neopost SA	2,222	122
Aeroports de Paris	1,562	121
Eramet	929	118
Fonciere Des Regions	1,422	114
CNP Assurances	8,083	114
Gecina SA	920	102
ICADE	1,132	102
* Peugeot SA	15,267	98
Etablissements Maurel et Prom	6,590	92
BioMerieux	917	89
SEB SA	1,286	84
Societe Television Francaise 1	8,145	70
Faurecia	4,590	69
JCDecaux SA	3,224	68
Rexel SA	3,756	68
Mercialys SA	2,574	54
		72,075
Germany (2.9%)
Siemens AG	55,474	5,590
Bayer AG	55,205	4,814
BASF SE	55,754	4,625
SAP AG	56,583	4,126
Allianz SE	26,809	3,330
Daimler AG	65,840	3,084
Deutsche Bank AG	62,306	2,838
E.ON AG	122,295	2,784
Deutsche Telekom AG	196,101	2,237
Volkswagen AG Prior Pfd.	10,284	2,135
Muenchener Rueckversicherungs AG	11,364	1,829
RWE AG	36,459	1,669
Deutsche Post AG	74,759	1,482

13

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Linde AG	8,170	1,375
Bayerische Motoren Werke AG	17,184	1,374
Deutsche Boerse AG	20,804	1,127
Porsche Automobil Holding SE Prior Pfd.	15,255	1,017
Fresenius SE & Co. KGaA	8,175	932
Adidas AG	10,569	901
Fresenius Medical Care AG & Co. KGaA	12,658	890
HeidelbergCement AG	15,469	822
Deutsche Wohnen AG	43,189	791
Henkel AG & Co. KGaA Prior Pfd.	8,758	700
Henkel AG & Co. KGaA	10,583	685
ThyssenKrupp AG	27,901	636
K&S AG	12,852	609
Continental AG	6,031	607
Infineon Technologies AG	78,648	536
Beiersdorf AG	7,221	525
* Commerzbank AG	259,704	499
Merck KGaA	3,177	406
Volkswagen AG	1,945	380
Lanxess AG	4,223	349
Deutsche Euroshop AG	8,453	346
Kabel Deutschland Holding AG	4,633	334
Brenntag AG	2,610	329
Aurubis AG	5,039	319
Metro AG	10,906	314
Fuchs Petrolub AG Prior Pfd.	4,378	310
GEA Group AG	9,374	293
Symrise AG	7,946	286
* QIAGEN NV	15,162	264
MTU Aero Engines Holding AG	3,038	255
Douglas Holding AG	4,962	242
ProSiebenSat.1 Media AG Prior Pfd.	8,363	233
Hannover Rueckversicherung AG	3,238	228
MAN SE	2,228	225
Gerry Weber International AG	4,199	191
* Sky Deutschland AG	40,581	177
Deutsche Lufthansa AG	11,416	175
Bilfinger SE	1,777	174
Wincor Nixdorf AG	3,793	169
* Hochtief AG	3,010	150
Wirecard AG	6,518	149
Hugo Boss AG	1,484	149
Freenet AG	8,860	147
Stada Arzneimittel AG	4,389	133
Software AG	3,294	132
Rhoen Klinikum AG	6,770	132
United Internet AG	6,177	124
* TUI AG	12,874	121
Suedzucker AG	3,115	121
Fraport AG Frankfurt Airport Services Worldwide	1,948	114
Axel Springer AG	2,547	109
Leoni AG	2,998	100
SGL Carbon SE	2,453	98
Aixtron SE NA	7,290	96
Salzgitter AG	2,138	93
* Dialog Semiconductor plc	4,524	90
Celesio AG	3,981	77
Puma SE	265	76
Fielmann AG	648	63
Wacker Chemie AG	788	45
		62,887
Greece (0.1%)
* National Bank of Greece SA ADR	233,503	554
* Hellenic Telecommunications Organization SA ADR	101,152	229

14

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Coca Cola Hellenic Bottling Co. SA	7,705	165
* Hellenic Telecommunications Organization SA	32,375	143
* Titan Cement Co. SA	6,193	115
* Alpha Bank AE	34,944	82
OPAP SA	12,689	81
* Bank of Cyprus plc	187,651	79
		1,448
Hong Kong (1.3%)
AIA Group Ltd.	715,158	2,820
Sun Hung Kai Properties Ltd.	144,735	2,001
Hutchison Whampoa Ltd.	195,000	1,910
Hong Kong Exchanges and Clearing Ltd.	97,400	1,599
Hang Lung Group Ltd.	262,897	1,554
Cheung Kong Holdings Ltd.	90,400	1,332
Jardine Matheson Holdings Ltd.	18,800	1,155
Hang Seng Bank Ltd.	70,746	1,084
Hong Kong & China Gas Co. Ltd.	368,308	978
Hongkong Land Holdings Ltd.	147,000	929
CLP Holdings Ltd.	102,500	873
Jardine Strategic Holdings Ltd.	21,500	780
Power Assets Holdings Ltd.	91,500	778
BOC Hong Kong Holdings Ltd.	224,500	688
Li & Fung Ltd.	390,000	651
Link REIT	128,500	639
Sands China Ltd.	164,800	616
Bank of East Asia Ltd.	149,672	553
Wharf Holdings Ltd.	80,600	550
Swire Pacific Ltd. Class A	46,352	548
Prosperity REIT	1,630,000	466
Henderson Land Development Co. Ltd.	58,000	400
New World Development Co. Ltd.	251,000	386
Hang Lung Properties Ltd.	100,000	346
MTR Corp. Ltd.	85,000	332
Sino Land Co. Ltd.	176,280	315
SJM Holdings Ltd.	108,000	234
* Galaxy Entertainment Group Ltd.	67,000	229
Kerry Properties Ltd.	46,000	228
Wynn Macau Ltd.	76,800	216
Shangri-La Asia Ltd.	101,519	196
Wheelock & Co. Ltd.	42,000	183
AAC Technologies Holdings Inc.	50,000	178
Hysan Development Co. Ltd.	39,000	172
Giordano International Ltd.	198,000	164
Cathay Pacific Airways Ltd.	83,000	150
First Pacific Co. Ltd.	134,400	149
Yue Yuen Industrial Holdings Ltd.	38,000	131
Wing Hang Bank Ltd.	12,000	127
Cheung Kong Infrastructure Holdings Ltd.	21,000	123
PCCW Ltd.	292,000	118
VTech Holdings Ltd.	9,600	114
Television Broadcasts Ltd.	15,000	112
Hopewell Holdings Ltd.	30,000	108
Luk Fook Holdings International Ltd.	42,000	105
Techtronic Industries Co.	55,000	104
ASM Pacific Technology Ltd.	9,200	102
^ Esprit Holdings Ltd.	77,831	101
Swire Properties Ltd.	32,446	100
* G-Resources Group Ltd.	1,914,000	91
NWS Holdings Ltd.	57,500	87
Orient Overseas International Ltd.	13,000	82
Lifestyle International Holdings Ltd.	37,500	80
Seaspan Corp.	5,000	79
Xinyi Glass Holdings Ltd.	136,000	76
* Foxconn International Holdings Ltd.	79,000	27

15

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
*	Shenglong PV-Tech Investment Co. Ltd.	1,034,191	19
*	Esprit Holdings Ltd. Rights Expire 11/19/2012	38,915	10
			28,278
Hungary (0.1%)
	OTP Bank plc	22,286	425
	MOL Hungarian Oil and Gas plc	3,778	328
^,*	FHB Mortgage Bank plc	103,322	225
	Richter Gedeon Nyrt	763	142
			1,120
India (1.0%)
3	Reliance Industries Ltd. GDR	78,955	2,349
	HDFC Bank Ltd. ADR	60,813	2,274
	Infosys Ltd. ADR	50,184	2,179
	ITC Ltd.	337,003	1,767
	Housing Development Finance Corp.	57,403	810
	ICICI Bank Ltd.	39,465	768
	Larsen & Toubro Ltd.	23,231	700
	Oil & Natural Gas Corp. Ltd.	137,167	683
	Hindustan Unilever Ltd.	43,616	442
	Bharti Airtel Ltd.	80,436	402
	Bajaj Auto Ltd.	11,495	387
	Tata Consultancy Services Ltd.	15,573	380
	Axis Bank Ltd.	16,418	359
	Wipro Ltd.	51,353	332
	Federal Bank Ltd.	36,038	324
*	Cairn India Ltd.	50,775	317
	Yes Bank Ltd.	39,530	302
	LIC Housing Finance Ltd.	57,441	259
	NTPC Ltd.	81,834	251
	Tata Motors Ltd.	48,955	233
	Titan Industries Ltd.	48,049	231
	Sun Pharmaceutical Industries Ltd.	16,443	212
	Apollo Hospitals Enterprise Ltd.	14,411	208
	Cipla Ltd.	30,059	203
	Coal India Ltd.	31,207	200
	Grasim Industries Ltd.	3,156	194
	Ultratech Cement Ltd.	5,215	193
	State Bank of India GDR	2,330	193
	Petronet LNG Ltd.	61,098	190
	Lupin Ltd.	17,157	180
	Kotak Mahindra Bank Ltd.	15,566	174
	Mahindra & Mahindra Ltd.	10,637	174
	IDFC Ltd.	53,810	161
	Power Grid Corp. of India Ltd.	75,181	159
	Hindalco Industries Ltd.	72,576	156
	Bharat Heavy Electricals Ltd.	36,280	151
	Dr Reddy's Laboratories Ltd.	4,486	146
	Bharat Petroleum Corp. Ltd.	22,140	139
	Jindal Steel & Power Ltd.	19,145	138
	Nestle India Ltd.	1,572	137
	Hero Motocorp Ltd.	3,946	137
	Siemens Ltd.	10,185	130
	GAIL India Ltd.	19,685	127
	Maruti Suzuki India Ltd.	4,727	126
	HCL Technologies Ltd.	10,847	122
	Hindustan Petroleum Corp. Ltd.	21,982	122
	Punjab National Bank	8,346	114
	Canara Bank	15,022	112
	Asian Paints Ltd.	1,552	111
	DLF Ltd.	23,878	90
	Infosys Ltd.	2,004	88
	Ambuja Cements Ltd.	23,209	87
	Tata Steel Ltd.	11,558	84
	Colgate-Palmolive India Ltd.	3,469	83

16

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Tata Power Co. Ltd.	41,810	82
JSW Steel Ltd.	5,939	81
Zee Entertainment Enterprises Ltd.	22,944	81
Jaiprakash Associates Ltd.	48,036	77
Sterlite Industries India Ltd.	40,256	74
Rural Electrification Corp. Ltd.	17,514	70
Bajaj Holdings and Investment Ltd.	4,212	68
Cummins India Ltd.	7,352	67
* Ranbaxy Laboratories Ltd.	6,690	65
Sesa Goa Ltd.	20,167	64
State Bank of India	1,589	62
Reliance Infrastructure Ltd.	6,838	59
* Idea Cellular Ltd.	37,340	59
Bank of Baroda	4,248	57
Adani Enterprises Ltd.	13,726	55
Indian Oil Corp. Ltd.	11,142	54
Tata Chemicals Ltd.	9,174	54
Adani Ports and Special Economic Zone	20,483	48
* Reliance Power Ltd.	11,690	20
		21,787
Indonesia (0.4%)
Astra International Tbk PT	2,345,030	1,957
Bank Central Asia Tbk PT	1,216,728	1,036
Bank Mandiri Persero Tbk PT	1,011,916	864
Telekomunikasi Indonesia Persero Tbk PT	728,588	740
Bank Rakyat Indonesia Persero Tbk PT	618,878	474
Lippo Karawaci Tbk PT	3,791,500	366
United Tractors Tbk PT	137,560	300
Semen Gresik Persero Tbk PT	158,000	244
Perusahaan Gas Negara Persero Tbk PT	499,000	241
Unilever Indonesia Tbk PT	72,000	195
* Kalbe Farma Tbk PT	1,900,000	191
Gudang Garam Tbk PT	30,500	156
Charoen Pokphand Indonesia Tbk PT	451,000	146
Bank Danamon Indonesia Tbk PT	203,000	129
Bank Negara Indonesia Persero Tbk PT	298,130	119
Indocement Tunggal Prakarsa Tbk PT	53,000	118
Indofood Sukses Makmur Tbk PT	174,000	103
Media Nusantara Citra Tbk PT	342,500	100
Bhakti Investama Tbk PT	1,711,000	97
Adaro Energy Tbk PT	670,500	95
Tambang Batubara Bukit Asam Persero Tbk PT	46,500	77
Bumi Resources Tbk PT	1,110,500	76
Bisi International PT	643,500	71
Indo Tambangraya Megah Tbk PT	16,500	70
AKR Corporindo Tbk PT	148,500	68
Indosat Tbk PT	100,000	68
Ramayana Lestari Sentosa Tbk PT	577,500	67
Astra Agro Lestari Tbk PT	26,500	58
Intiland Development Tbk PT	1,435,500	47
* Berlian Laju Tanker Tbk PT	968,000	20
Bakrie Sumatera Plantations Tbk PT	1,364,492	17
Gajah Tunggal Tbk PT	64,000	14
* Bakrie and Brothers Tbk PT	2,173,500	11
* Bakrie Telecom Tbk PT	1,468,500	9
		8,344
Ireland (0.2%)
CRH plc	39,842	743
DCC plc	16,455	470
* Elan Corp. plc	39,534	430
Kerry Group plc Class A	6,964	364
Glanbia plc	32,762	311
C&C Group plc	41,891	201
* Ryanair Holdings plc	30,515	177

17

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
*	Governor & Co. of the Bank of Ireland	1,482,531	175
	Kingspan Group plc	13,719	143
	Paddy Power plc	1,847	136
*	Kenmare Resources plc	152,754	98
			3,248
Israel (0.2%)
	Teva Pharmaceutical Industries Ltd.	54,515	2,199
*	Check Point Software Technologies Ltd.	15,069	671
*	Strauss Group Ltd.	57,766	653
*	Mellanox Technologies Ltd.	4,539	343
	Israel Chemicals Ltd.	26,718	334
*	Bank Leumi Le-Israel BM	74,996	242
*	Bank Hapoalim BM	50,246	198
*	Delek Drilling - LP	42,099	141
	Bezeq The Israeli Telecommunication Corp. Ltd.	106,087	129
*	NICE Systems Ltd.	3,265	109
	Israel Corp. Ltd.	121	82
*	Israel Discount Bank Ltd. Class A	44,295	63
*	Isramco Negev 2 LP	424,829	58
	Shufersal Ltd.	1	—
			5,222
Italy (0.9%)
	Eni SPA	170,428	3,922
	Enel SPA	469,902	1,769
	Assicurazioni Generali SPA	101,308	1,650
	Saipem SPA	26,673	1,202
*	UniCredit SPA	265,125	1,173
	Intesa Sanpaolo SPA (Registered)	713,255	1,149
	Fiat Industrial SPA	103,125	1,118
	Telecom Italia SPA (Registered)	894,284	825
	Atlantia SPA	25,686	425
	Terna Rete Elettrica Nazionale SPA	108,729	409
	Italcementi SPA	75,291	381
^	Snam SPA	76,905	341
	Luxottica Group SPA	6,782	259
*	Fiat SPA	49,363	242
	Telecom Italia SPA (Bearer)	297,734	238
	Exor SPA	8,697	224
	Prada SPA	27,100	220
	Prysmian SPA	10,879	210
*	Banco Popolare SC	120,080	192
	Recordati SPA	23,910	191
	DiaSorin SPA	5,622	189
	Unione di Banche Italiane SCPA	46,856	184
	Tod's SPA	1,503	176
	Enel Green Power SPA	102,952	175
	ERG SPA	23,997	174
*	Sorin SPA	69,863	164
*	Yoox SPA	9,731	147
	Autogrill SPA	13,384	137
	Mediolanum SPA	25,893	127
	Mediobanca SPA	21,979	126
	Davide Campari-Milano SPA	14,902	121
	Mediaset SPA	67,848	119
	Pirelli & C. SPA	9,768	113
*	Banca Popolare di Milano Scarl	204,721	113
	Banca Popolare dell'Emilia Romagna Scrl	18,643	111
*	Finmeccanica SPA	21,830	108
*	Societa Cattolica di Assicurazioni SCRL	6,519	102
	Tenaris SA	5,049	95
	Banca Popolare di Sondrio SCARL	16,522	95
^,*	Banca Monte dei Paschi di Siena SPA	274,915	76
	A2A SPA	144,973	71
^	Banca Carige SPA	45,308	42

18

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
* Unipol Gruppo Finanziario SPA	5	—
		18,905
Japan (6.6%)
Toyota Motor Corp.	152,230	5,870
Mitsubishi UFJ Financial Group Inc.	906,151	4,099
Sumitomo Mitsui Financial Group Inc.	90,248	2,758
Canon Inc.	84,200	2,736
Honda Motor Co. Ltd.	88,700	2,667
Mizuho Financial Group Inc.	1,476,707	2,311
Japan Tobacco Inc.	82,200	2,273
FANUC Corp.	13,000	2,071
KDDI Corp.	25,700	1,996
Takeda Pharmaceutical Co. Ltd.	41,900	1,948
NTT DOCOMO Inc.	1,233	1,787
Mitsubishi Estate Co. Ltd.	89,000	1,761
Nippon Telegraph & Telephone Corp.	37,300	1,706
Softbank Corp.	52,500	1,658
East Japan Railway Co.	23,800	1,634
Mitsui & Co. Ltd.	112,900	1,591
Astellas Pharma Inc.	31,000	1,542
Mitsubishi Corp.	83,300	1,487
Shin-Etsu Chemical Co. Ltd.	25,648	1,448
Seven & I Holdings Co. Ltd.	44,400	1,369
Komatsu Ltd.	65,300	1,368
Hitachi Ltd.	255,000	1,352
Kyocera Corp.	14,600	1,284
Nissan Motor Co. Ltd.	152,201	1,273
Bridgestone Corp.	53,090	1,240
Mitsubishi Heavy Industries Ltd.	283,870	1,196
Nippon Steel & Sumitomo Metal Corp.	517,745	1,143
Murata Manufacturing Co. Ltd.	23,000	1,119
Denso Corp.	35,100	1,102
Sumitomo Mitsui Trust Holdings Inc.	357,460	1,085
Daito Trust Construction Co. Ltd.	10,700	1,080
Keyence Corp.	3,946	1,048
Isuzu Motors Ltd.	195,000	1,031
ITOCHU Corp.	102,700	1,028
Kao Corp.	36,100	1,014
Inpex Corp.	178	1,014
Mitsui Fudosan Co. Ltd.	47,000	950
Resona Holdings Inc.	219,306	949
Dai-ichi Life Insurance Co. Ltd.	808	932
Nintendo Co. Ltd.	7,200	930
Tokio Marine Holdings Inc.	34,600	916
Panasonic Corp.	145,455	882
Nomura Holdings Inc.	243,900	882
Daiichi Sankyo Co. Ltd.	55,200	845
Mitsubishi Electric Corp.	112,000	837
Sumitomo Realty & Development Co. Ltd.	29,846	825
ORIX Corp.	7,656	786
Sony Corp.	65,700	778
Eisai Co. Ltd.	17,400	774
Duskin Co. Ltd.	40,700	773
Unicharm Corp.	14,100	763
Toshiba Corp.	204,000	758
Central Japan Railway Co.	8,500	731
Fast Retailing Co. Ltd.	3,200	713
Pronexus Inc.	117,800	692
Otsuka Holdings Co. Ltd.	22,200	684
Sumitomo Corp.	49,400	673
Aeon Mall Co. Ltd.	25,700	667
^ Kintetsu Corp.	160,000	627
MS&AD Insurance Group Holdings	36,391	617
Yahoo Japan Corp.	1,722	593

19

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Yamada Denki Co. Ltd.	13,600	590
Nifco Inc.	25,800	586
Ajinomoto Co. Inc.	38,000	580
Nikon Corp.	22,300	569
Tokyo Gas Co. Ltd.	103,000	546
JX Holdings Inc.	99,407	529
Japan Transcity Corp.	152,000	520
Kyoritsu Maintenance Co. Ltd.	23,600	505
Osaka Gas Co. Ltd.	120,000	495
^ Shochiku Co. Ltd.	50,000	487
Kirin Holdings Co. Ltd.	38,000	477
Secom Co. Ltd.	9,300	474
Fukuyama Transporting Co. Ltd.	90,000	472
Suzuki Motor Corp.	20,781	471
Yakult Honsha Co. Ltd.	10,100	471
JFE Holdings Inc.	33,300	470
Hoya Corp.	23,100	468
Mochida Pharmaceutical Co. Ltd.	36,000	464
Chubu Electric Power Co. Inc.	44,800	462
Taisho Pharmaceutical Holdings Co. Ltd.	5,600	452
Asahi Organic Chemicals Industry Co. Ltd.	190,000	450
KYORIN Holdings Inc.	21,000	444
SMC Corp.	2,800	441
Shibusawa Warehouse Co. Ltd.	152,000	440
Asahi Group Holdings Ltd.	19,200	438
Mitsubishi Kakoki Kaisha Ltd.	266,000	437
Nippon Parking Development Co. Ltd.	7,904	429
Marubeni Corp.	65,628	425
Kiyo Holdings Inc.	308,000	421
* Olympus Corp.	23,900	418
FP Corp.	5,500	413
Yaskawa Electric Corp.	57,263	410
Sumitomo Metal Mining Co. Ltd.	31,000	408
Nippon Valqua Industries Ltd.	152,000	408
Nidec Corp.	5,700	406
NKSJ Holdings Inc.	21,675	395
Kissei Pharmaceutical Co. Ltd.	22,400	382
Toray Industries Inc.	65,000	379
* Mazda Motor Corp.	317,000	378
Daiwa House Industry Co. Ltd.	24,000	364
Hakuto Co. Ltd.	38,200	348
Daiwa Securities Group Inc.	87,000	347
Aeon Co. Ltd.	31,600	345
JGC Corp.	10,000	344
Hankyu Hanshin Holdings Inc.	62,000	343
Japan Pure Chemical Co. Ltd.	152	343
FUJIFILM Holdings Corp.	20,100	339
Kourakuen Corp.	23,200	338
Kubota Corp.	33,000	337
Kansai Electric Power Co. Inc.	43,800	337
Taisei Lamick Co. Ltd.	11,400	335
Daikin Industries Ltd.	11,879	329
West Japan Railway Co.	7,500	327
Sega Sammy Holdings Inc.	17,300	326
Hitachi Zosen Corp.	260,000	326
Tokyo Electron Ltd.	7,200	324
Asahi Glass Co. Ltd.	47,000	320
Sumitomo Electric Industries Ltd.	29,400	316
Fujitsu Ltd.	79,906	307
Fujikura Kasei Co. Ltd.	71,400	302
Oriental Land Co. Ltd.	2,200	300
Nitto Denko Corp.	6,600	300
Odakyu Electric Railway Co. Ltd.	28,000	297
Toho Co. Ltd.	76,000	293

20

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Terumo Corp.	6,800	293
Asahi Kasei Corp.	52,000	286
T&D Holdings Inc.	26,100	285
Tobu Railway Co. Ltd.	53,000	282
Ono Pharmaceutical Co. Ltd.	4,600	278
Lawson Inc.	3,700	272
Fuji Heavy Industries Ltd.	28,000	270
Yamato Holdings Co. Ltd.	17,700	270
Shizuoka Bank Ltd.	26,000	266
LIXIL Group Corp.	11,600	256
Nippon Chemiphar Co. Ltd.	38,000	252
Electric Power Development Co. Ltd.	9,800	251
Sumitomo Heavy Industries Ltd.	70,000	251
* NEC Corp.	129,000	247
Yushiro Chemical Industry Co. Ltd.	25,200	242
Omron Corp.	12,100	241
Bank of Yokohama Ltd.	52,000	239
Tokyu Corp.	47,000	239
Ricoh Co. Ltd.	28,000	234
^ TDK Corp.	6,100	229
Kuraray Co. Ltd.	19,500	227
Shionogi & Co. Ltd.	13,500	224
Chugai Pharmaceutical Co. Ltd.	11,000	223
Shimano Inc.	3,500	221
Mitsubishi Chemical Holdings Corp.	55,484	220
Aisin Seiki Co. Ltd.	7,500	219
Makita Corp.	5,400	214
Dena Co. Ltd.	6,700	209
Keikyu Corp.	22,000	207
Credit Saison Co. Ltd.	9,400	207
Chiba Bank Ltd.	35,000	204
* Tohoku Electric Power Co. Inc.	27,700	204
Anritsu Corp.	16,000	201
Yokohama Rubber Co. Ltd.	28,000	197
Sekisui House Ltd.	19,000	194
Nissan Chemical Industries Ltd.	17,500	193
Marui Group Co. Ltd.	26,800	193
Benesse Holdings Inc.	4,000	193
Keio Corp.	25,000	190
FamilyMart Co. Ltd.	3,900	189
Shiseido Co. Ltd.	14,800	187
Dai Nippon Printing Co. Ltd.	26,000	184
Toyota Industries Corp.	6,400	183
NTT Data Corp.	56	183
Nomura Research Institute Ltd.	8,500	181
Mitsubishi Materials Corp.	61,340	178
J Front Retailing Co. Ltd.	34,000	177
* Mitsubishi Motors Corp.	203,000	175
Nissin Foods Holdings Co. Ltd.	4,600	174
^ Casio Computer Co. Ltd.	22,700	174
NET One Systems Co. Ltd.	15,600	174
Sekisui Chemical Co. Ltd.	21,000	172
Hirose Electric Co. Ltd.	1,600	171
Rohm Co. Ltd.	5,300	171
Fukuoka Financial Group Inc.	43,000	168
Stanley Electric Co. Ltd.	12,000	165
JSR Corp.	9,600	165
Joyo Bank Ltd.	34,000	165
Dentsu Inc.	6,900	163
Shinsei Bank Ltd.	111,000	163
Izumi Co. Ltd.	6,500	158
Sony Financial Holdings Inc.	8,800	157
Toppan Printing Co. Ltd.	27,000	156
Sumitomo Chemical Co. Ltd.	55,492	156

21

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Santen Pharmaceutical Co. Ltd.	3,500	153
Kyushu Electric Power Co. Inc.	19,900	151
Isetan Mitsukoshi Holdings Ltd.	15,400	151
Rinnai Corp.	2,200	150
Nippon Express Co. Ltd.	41,000	150
Chugoku Electric Power Co. Inc.	13,900	150
* Tokyo Electric Power Co. Inc.	91,400	149
Trend Micro Inc.	5,300	149
Hokuto Corp.	7,400	148
Fujikura Ltd.	53,000	148
Wacoal Holdings Corp.	13,000	146
Chiyoda Corp.	9,000	145
NGK Insulators Ltd.	13,000	145
Toho Holdings Co. Ltd.	7,000	143
MEIJI Holdings Co. Ltd.	3,117	143
Sotetsu Holdings Inc.	42,000	143
Toyota Tsusho Corp.	6,500	142
Daihatsu Motor Co. Ltd.	8,000	140
All Nippon Airways Co. Ltd.	66,000	140
Dainippon Sumitomo Pharma Co. Ltd.	12,100	139
Calbee Inc.	1,500	138
Konami Corp.	6,000	138
Mitsui OSK Lines Ltd.	57,397	138
Keisei Electric Railway Co. Ltd.	15,000	138
TonenGeneral Sekiyu KK	15,000	136
Namco Bandai Holdings Inc.	8,600	135
Konica Minolta Holdings Inc.	20,000	133
Kawasaki Heavy Industries Ltd.	64,000	132
USS Co. Ltd.	1,250	131
Nisshin Seifun Group Inc.	10,500	131
JTEKT Corp.	17,400	131
Hisamitsu Pharmaceutical Co. Inc.	2,500	129
Hulic Co. Ltd.	16,100	128
Kyowa Hakko Kirin Co. Ltd.	12,000	128
Toho Gas Co. Ltd.	21,000	127
Nitori Holdings Co. Ltd.	1,550	127
Nippon Yusen KK	66,000	126
Keihan Electric Railway Co. Ltd.	26,000	126
IHI Corp.	59,000	124
Koito Manufacturing Co. Ltd.	10,000	124
Yamaha Motor Co. Ltd.	13,000	124
Ezaki Glico Co. Ltd.	11,000	124
Brother Industries Ltd.	13,100	124
Sankyo Co. Ltd.	2,700	122
Shikoku Electric Power Co. Inc.	11,300	121
Obayashi Corp.	27,000	121
Suruga Bank Ltd.	10,000	120
Kansai Paint Co. Ltd.	11,000	119
Tokyu Land Corp.	21,000	118
MediPal Holdings Corp.	9,200	117
Asics Corp.	8,000	116
Kurita Water Industries Ltd.	5,100	116
Toyobo Co. Ltd.	105,000	116
Mitsubishi Tanabe Pharma Corp.	8,000	115
Oji Holdings Corp.	39,000	114
Toho Co. Ltd.	6,500	113
THK Co. Ltd.	6,800	113
eAccess Ltd.	224	113
Bank of Kyoto Ltd.	13,000	112
Taisei Corp.	40,000	110
Chugoku Bank Ltd.	8,000	110
NSK Ltd.	20,000	110
Kewpie Corp.	6,600	109
DIC Corp.	59,000	109

22

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Park24 Co. Ltd.	6,200	107
Kikkoman Corp.	8,000	106
UNY Co. Ltd.	14,900	106
Japan Petroleum Exploration Co.	2,800	105
Shimamura Co. Ltd.	1,000	104
Hamamatsu Photonics KK	3,000	104
Shimizu Corp.	31,000	104
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,380	103
Kajima Corp.	37,000	102
Don Quijote Co. Ltd.	2,600	102
Kagome Co. Ltd.	5,000	102
Miraca Holdings Inc.	2,400	101
Advantest Corp.	8,000	101
* Kobe Steel Ltd.	115,000	101
Iyo Bank Ltd.	13,000	101
Air Water Inc.	8,000	100
Taiheiyo Cement Corp.	47,000	100
Dowa Holdings Co. Ltd.	15,000	100
Aeon Credit Service Co. Ltd.	4,700	100
Toyo Suisan Kaisha Ltd.	4,000	100
Gree Inc.	5,700	99
Nippon Meat Packers Inc.	8,000	99
Yokogawa Electric Corp.	8,700	99
* Pioneer Corp.	41,100	98
TOTO Ltd.	13,000	97
Nippon Electric Glass Co. Ltd.	19,000	97
NOK Corp.	6,000	96
Nippon Paint Co. Ltd.	12,000	96
Sojitz Corp.	77,248	96
Aozora Bank Ltd.	34,000	96
Toyo Seikan Kaisha Ltd.	8,900	95
Mitsubishi Gas Chemical Co. Inc.	19,000	94
Hachijuni Bank Ltd.	18,000	93
Nagoya Railroad Co. Ltd.	34,000	93
^ Sharp Corp.	43,000	93
Hino Motors Ltd.	12,000	93
Tsumura & Co.	2,900	93
Hakuhodo DY Holdings Inc.	1,510	91
Alfresa Holdings Corp.	2,000	90
Mitsubishi Logistics Corp.	7,000	90
Ibiden Co. Ltd.	7,000	88
Teijin Ltd.	38,000	87
Gunma Bank Ltd.	18,000	87
Ship Healthcare Holdings Inc.	2,600	87
Hyakujushi Bank Ltd.	22,000	86
* Kawasaki Kisen Kaisha Ltd.	68,000	86
Takashimaya Co. Ltd.	13,000	86
Aoyama Trading Co. Ltd.	4,300	85
Hokuriku Electric Power Co.	8,500	84
Daicel Corp.	14,000	84
Japan Steel Works Ltd.	14,000	83
Yamaguchi Financial Group Inc.	10,000	83
Mitsui Chemicals Inc.	40,000	83
Nanto Bank Ltd.	16,000	82
K's Holdings Corp.	3,042	81
Amada Co. Ltd.	16,000	81
Kamigumi Co. Ltd.	10,000	81
Ube Industries Ltd.	35,000	80
Hokuhoku Financial Group Inc.	50,000	80
Ryohin Keikaku Co. Ltd.	1,200	79
Maruichi Steel Tube Ltd.	3,800	79
Nippon Shokubai Co. Ltd.	8,000	78
Hiroshima Bank Ltd.	22,000	78
Sumitomo Osaka Cement Co. Ltd.	24,000	78

23

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Nippon Kayaku Co. Ltd.	7,000	78
Itochu Techno-Solutions Corp.	1,500	78
Idemitsu Kosan Co. Ltd.	900	77
Taiyo Nippon Sanso Corp.	14,000	77
Showa Denko KK	50,000	77
Yamato Kogyo Co. Ltd.	2,700	76
Hoshizaki Electric Co. Ltd.	2,782	76
Sanrio Co. Ltd.	2,292	75
NHK Spring Co. Ltd.	9,000	75
Lion Corp.	13,000	75
Hitachi Metals Ltd.	8,000	75
Takara Holdings Inc.	10,000	75
SBI Holdings Inc.	10,640	75
Shimadzu Corp.	11,000	74
* Kenedix Inc.	569	74
Daido Steel Co. Ltd.	17,000	74
Citizen Holdings Co. Ltd.	14,200	72
Nichirei Corp.	13,000	72
Denki Kagaku Kogyo KK	23,000	71
* Takaoka Toko Holdings Co. Ltd.	4,800	70
Hokkaido Electric Power Co. Inc.	8,500	70
Hitachi Chemical Co. Ltd.	4,900	69
Hitachi Construction Machinery Co. Ltd.	4,200	69
Rohto Pharmaceutical Co. Ltd.	5,000	69
Nishi-Nippon City Bank Ltd.	30,000	68
Mabuchi Motor Co. Ltd.	1,600	68
Sumitomo Rubber Industries Ltd.	5,700	67
Ebara Corp.	17,000	67
Yamaha Corp.	7,400	67
Toda Corp.	22,000	66
Nomura Real Estate Holdings Inc.	3,700	66
Sawai Pharmaceutical Co. Ltd.	600	66
Zeon Corp.	9,000	65
Kobayashi Pharmaceutical Co. Ltd.	1,200	63
Taiyo Yuden Co. Ltd.	7,400	63
Kinden Corp.	10,000	63
Minebea Co. Ltd.	19,000	62
Ito En Ltd.	3,300	62
Shimachu Co. Ltd.	2,800	62
Sumitomo Forestry Co. Ltd.	6,900	62
Autobacs Seven Co. Ltd.	1,500	62
Mitsui Mining & Smelting Co. Ltd.	29,000	61
Senshu Ikeda Holdings Inc.	9,800	61
* Nisshin Steel Holdings Co. Ltd.	9,200	61
Yamazaki Baking Co. Ltd.	5,000	60
COMSYS Holdings Corp.	4,500	60
Nishi-Nippon Railroad Co. Ltd.	14,000	59
Shiga Bank Ltd.	9,000	59
GS Yuasa Corp.	15,000	58
Seino Holdings Co. Ltd.	10,000	58
Suzuken Co. Ltd.	1,800	57
NGK Spark Plug Co. Ltd.	5,000	56
Nabtesco Corp.	3,000	56
Glory Ltd.	2,300	56
Ushio Inc.	5,200	55
Awa Bank Ltd.	9,000	54
* Sumco Corp.	7,800	54
* Haseko Corp.	83,500	53
Nisshinbo Holdings Inc.	8,000	52
Kakaku.com Inc.	1,492	51
* Furukawa Electric Co. Ltd.	25,000	50
Cosmo Oil Co. Ltd.	28,000	50
Nippon Paper Group Inc.	4,300	49
Azbil Corp.	2,400	49

24

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Kokuyo Co. Ltd.	6,300	49
	Fuji Electric Co. Ltd.	24,000	49
	Dainippon Screen Manufacturing Co. Ltd.	8,000	48
	Komeri Co. Ltd.	2,000	48
	Capcom Co. Ltd.	2,500	48
*	Mitsumi Electric Co. Ltd.	9,900	48
	Sapporo Holdings Ltd.	17,000	47
	77 Bank Ltd.	12,000	46
	MISUMI Group Inc.	1,700	42
	Higo Bank Ltd.	7,000	41
	Rengo Co. Ltd.	9,000	39
	Tosoh Corp.	20,000	39
	Kaneka Corp.	8,000	39
*	North Pacific Bank Ltd.	14,900	39
	Seiko Epson Corp.	6,700	37
	Sumitomo Bakelite Co. Ltd.	10,000	36
	Nippon Sheet Glass Co. Ltd.	42,742	35
	NTN Corp.	19,000	34
	Showa Shell Sekiyu KK	5,600	31
	OSAKA Titanium Technologies Co.	1,500	30
	Tokyo Steel Manufacturing Co. Ltd.	4,800	15
	Tsugami Corp.	2,000	12
	Honeys Co. Ltd.	60	1
			141,543
Luxembourg (0.0%)
	L'Occitane International SA	53,500	166

Malaysia (0.5%)
	Sime Darby Bhd.	305,500	980
	Public Bank Bhd. (Foreign)	185,711	968
	Malayan Banking Bhd.	303,915	899
	CIMB Group Holdings Bhd.	295,742	739
	Axiata Group Bhd.	328,566	703
	DiGi.Com Bhd.	361,800	630
	Multi-Purpose Holdings Bhd.	361,700	430
	IOI Corp. Bhd.	252,940	419
	Genting Bhd.	143,700	416
	Petronas Chemicals Group Bhd.	170,689	364
	Maxis Bhd.	119,000	272
	Petronas Gas Bhd.	39,100	251
	AMMB Holdings Bhd.	118,900	249
	Dialog Group Bhd.	294,600	232
	Berjaya Corp. Bhd.	1,062,000	223
	Kuala Lumpur Kepong Bhd.	28,800	202
	Genting Malaysia Bhd.	160,700	189
	AirAsia Bhd.	182,000	181
	YTL Corp. Bhd.	274,666	157
	British American Tobacco Malaysia Bhd.	7,500	155
*	IHH Healthcare Bhd.	142,400	153
	UMW Holdings Bhd.	46,400	151
	Tenaga Nasional Bhd.	65,050	148
	PPB Group Bhd.	32,700	144
	Hong Leong Bank Bhd.	29,400	142
	Gamuda Bhd.	103,800	123
	Petronas Dagangan Bhd.	16,200	117
	IJM Corp. Bhd.	66,860	110
*	Sapurakencana Petroleum Bhd.	132,595	109
	Telekom Malaysia Bhd.	49,500	97
	Felda Global Ventures Holdings Bhd.	63,000	97
*,3	Astro Malaysia Holdings Bhd.	98,132	87
	Alliance Financial Group Bhd.	63,600	85
	YTL Power International Bhd.	144,037	77
	Berjaya Sports Toto Bhd.	52,700	77
	Lafarge Malayan Cement Bhd.	22,500	72

25

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Bumi Armada Bhd.	46,600	60
Genting Plantations Bhd.	20,100	59
MMC Corp. Bhd.	68,800	59
RHB Capital Bhd.	23,300	57
Kulim Malaysia Bhd.	33,800	55
* UEM Land Holdings Bhd.	68,800	48
IGB Corp. Bhd.	59,300	47
Parkson Holdings Bhd.	29,000	46
Bursa Malaysia Bhd.	21,100	44
Media Prima Bhd.	56,300	42
DRB-Hicom Bhd.	51,300	42
Malaysia Marine and Heavy Engineering Holdings Bhd.	25,400	40
Public Bank Bhd. (Local)	1,614	8
* Dialog Group Bhd. Warrants EXP 02/12/2017	24,550	3
		11,058
Mexico (0.7%)
America Movil SAB de CV	2,687,594	3,413
Fomento Economico Mexicano SAB de CV	166,551	1,500
Grupo Mexico SAB de CV Class B	446,647	1,431
Wal-Mart de Mexico SAB de CV	436,200	1,288
Grupo Financiero Banorte SAB de CV	166,114	923
Grupo Televisa SAB	180,200	819
* Cemex SAB de CV	829,400	752
Mexichem SAB de CV	120,384	597
Industrias Penoles SAB de CV	7,835	390
Coca-Cola Femsa SAB de CV	29,900	383
Grupo Modelo SAB de CV	32,400	286
Alfa SAB de CV Class A	153,600	283
Grupo Bimbo SAB de CV Class A	119,200	278
Grupo Financiero Santander Mexico SAB de CV Class B	100,165	273
Grupo Financiero Inbursa SAB de CV	101,800	271
Grupo Aeroportuario del Sureste SAB de CV Class B	22,800	221
Grupo Elektra SAB DE CV	4,260	176
Compartamos SAB de CV	113,500	152
* Minera Frisco SAB de CV	36,063	144
Kimberly-Clark de Mexico SAB de CV Class A	58,200	140
* Genomma Lab Internacional SAB de CV Class B	65,200	130
Grupo Aeroportuario del Pacifico SAB de CV Class B	24,600	118
Grupo Carso SAB de CV	31,700	115
* Cemex SAB de CV ADR	4,338	39
		14,122
Mongolia (0.0%)
* Mongolian Mining Corp.	68,000	33

Morocco (0.0%)
Douja Promotion Groupe Addoha SA	6,322	46

Netherlands (0.9%)
Unilever NV	100,119	3,680
* ING Groep NV	242,412	2,157
Koninklijke Philips Electronics NV	83,478	2,091
ASML Holding NV	26,636	1,464
Aegon NV	215,468	1,205
Heineken NV	17,301	1,068
Koninklijke Ahold NV	75,162	957
Akzo Nobel NV	15,391	838
Koninklijke KPN NV	89,034	561
* DE Master Blenders 1753 NV	43,965	539
Reed Elsevier NV	33,491	450
Koninklijke DSM NV	7,772	400
* NXP Semiconductor NV	12,400	301
Heineken Holding NV	5,692	289
Wolters Kluwer NV	14,761	286
Fugro NV	4,050	274

26

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Eurocommercial Properties NV	6,705	263
* AerCap Holdings NV	20,800	259
Nutreco NV	3,430	257
TKH Group NV	10,533	241
Randstad Holding NV	7,165	234
TNT Express NV	19,280	203
Corio NV	4,560	203
Aalberts Industries NV	11,049	201
Wereldhave NV	3,024	179
CSM	8,640	176
Royal Imtech NV	6,822	172
Koninklijke Vopak NV	2,347	163
Koninklijke Boskalis Westminster NV	4,074	155
Delta Lloyd NV	9,104	151
ASM International NV	4,505	143
* SBM Offshore NV	8,679	114
PostNL NV	23,661	93
* Yandex NV Class A	3,100	72
		19,839
New Zealand (0.1%)
Fletcher Building Ltd.	94,279	545
Telecom Corp. of New Zealand Ltd.	127,699	253
SKYCITY Entertainment Group Ltd.	62,137	198
Fisher & Paykel Healthcare Corp. Ltd.	60,548	117
Auckland International Airport Ltd.	49,663	110
Contact Energy Ltd.	20,502	93
Chorus Ltd.	19,522	54
		1,370
Norway (0.4%)
Statoil ASA	82,723	2,037
DNB ASA	78,981	987
Seadrill Ltd.	21,062	853
Telenor ASA	42,161	829
Yara International ASA	14,841	700
Subsea 7 SA	28,987	636
Orkla ASA	46,126	365
Schibsted ASA	8,485	318
* Storebrand ASA	60,637	305
Petroleum Geo-Services ASA	15,290	264
Cermaq ASA	18,626	255
ProSafe SE	29,784	248
TGS Nopec Geophysical Co. ASA	7,210	245
Aker Solutions ASA	10,413	205
* Marine Harvest ASA	235,229	185
Norsk Hydro ASA	39,531	178
Gjensidige Forsikring ASA	10,295	150
Tomra Systems ASA	17,994	148
* DNO International ASA	62,230	109
* Algeta ASA	3,980	107
Kongsberg Gruppen AS	5,233	101
		9,225
Panama (0.0%)
Copa Holdings SA Class A	2,600	241

Peru (0.1%)
Cia de Minas Buenaventura SA ADR	30,453	1,089
Southern Copper Corp.	13,069	498
Credicorp Ltd.	2,800	362
Volcan Cia Minera SAA Class B	97,133	95
		2,044
Philippines (0.1%)
Alliance Global Group Inc.	742,000	268
Energy Development Corp.	1,362,900	221
DMCI Holdings Inc.	163,800	215

27

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	SM Investments Corp.	10,589	206
	Metro Pacific Investments Corp.	1,962,000	197
	Ayala Land Inc.	273,700	156
	Semirara Mining Corp. Class A	29,190	155
	Universal Robina Corp.	87,240	152
	Aboitiz Equity Ventures Inc.	120,640	141
	International Container Terminal Services Inc.	77,100	133
	Bank of the Philippine Islands	65,738	129
	Philippine Long Distance Telephone Co.	1,950	125
	First Philippine Holdings Corp.	56,760	119
	Vista Land & Lifescapes Inc.	891,000	104
	Aboitiz Power Corp.	127,720	103
	SM Prime Holdings Inc.	281,250	99
	Ayala Corp.	7,200	77
*	First Gen Corp.	138,600	75
	Filinvest Land Inc.	1,980,000	70
	Metropolitan Bank & Trust	30,377	70
	Philex Mining Corp.	157,700	57
	Manila Water Co. Inc.	75,900	53
			2,925
Poland (0.2%)
	KGHM Polska Miedz SA	12,575	634
	Powszechny Zaklad Ubezpieczen SA	4,214	493
	Powszechna Kasa Oszczednosci Bank Polski SA	30,146	337
	PGE SA	56,891	309
*	Polskie Gornictwo Naftowe i Gazownictwo SA	198,133	245
	Bank Pekao SA	4,719	227
*	Polski Koncern Naftowy Orlen SA	15,849	217
	Enea SA	40,462	195
	Synthos SA	108,677	181
*	Kernel Holding SA	7,186	150
	Telekomunikacja Polska SA	32,995	125
	Asseco Poland SA	9,655	121
	Tauron Polska Energia SA	71,228	99
*	ING Bank Slaski SA	1,926	53
			3,386
Portugal (0.1%)
	EDP - Energias de Portugal SA	166,408	452
	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	127,738	405
	Jeronimo Martins SGPS SA	12,845	225
	Galp Energia SGPS SA	12,291	197
	Portugal Telecom SGPS SA	38,810	195
*	Banco Espirito Santo SA	95,375	93
^,*	Banco Comercial Portugues SA	895,820	82
*	EDP Renovaveis SA	16,165	77
			1,726
Russia (0.6%)
	Lukoil OAO ADR	46,462	2,820
	Gazprom OAO ADR	162,412	1,492
	Sberbank of Russia	455,169	1,337
	Gazprom OAO	246,264	1,139
	Rosneft OAO GDR	135,424	1,006
	Surgutneftegas OAO ADR	90,307	790
	Tatneft OAO ADR	17,300	673
	Magnit OJSC GDR	16,124	574
	Uralkali OJSC	62,019	489
	NovaTek OAO	45,005	488
	Mobile Telesystems OJSC	49,242	362
	MMC Norilsk Nickel OJSC ADR	23,169	356
	Rostelecom OJSC	76,503	301
	Sberbank of Russia ADR	20,810	246
	AK Transneft OAO Prior Pfd.	112	224
	VTB Bank OJSC GDR	63,801	221

28

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Sistema JSFC GDR	8,525	157
	Acron JSC	3,636	148
	Federal Hydrogenerating Co. JSC	5,735,242	141
*	Pharmstandard OJSC GDR	8,083	119
	Severstal OAO	9,297	107
*	IDGC Holding JSC	1,756,655	104
	TGK-1 OAO	459,858,574	92
	LSR Group GDR	18,772	91
*	Federal Grid Co. Unified Energy System JSC	13,443,105	88
*	Inter Rao Use JSC	105,576,000	84
	E.ON Russia JSC	975,900	80
	Novolipetsk Steel OJSC	31,469	59
*	Raspadskaya OAO	23,201	45
*	Inter Rao Ues OAO	38,841,200	31
	TMK OAO	8,946	27
	Rosneft OAO	3,288	24
*	Magnitogorsk Iron & Steel Works	71,731	24
	Mosenergo OAO	410,351	18
			13,957
Singapore (0.8%)
	Singapore Telecommunications Ltd.	536,000	1,412
	Oversea-Chinese Banking Corp. Ltd.	179,000	1,330
	DBS Group Holdings Ltd.	117,000	1,329
	Fraser and Neave Ltd.	165,498	1,240
	United Overseas Bank Ltd.	82,000	1,223
	Keppel Corp. Ltd.	75,313	655
	Suntec REIT	460,000	604
	Wilmar International Ltd.	197,173	498
	Noble Group Ltd.	465,272	497
	Mapletree Logistics Trust	540,000	490
	Frasers Commercial Trust	436,000	444
	CapitaLand Ltd.	160,500	427
	Cityspring Infrastructure Trust	1,026,000	374
^,*	LionGold Corp. Ltd.	418,000	365
	Ascott Residence Trust	342,000	357
	Singapore Airlines Ltd.	41,134	356
	City Developments Ltd.	35,000	327
	Singapore Exchange Ltd.	59,311	326
^	Genting Singapore plc	300,000	326
	Jardine Cycle & Carriage Ltd.	7,000	282
	Singapore Press Holdings Ltd.	79,000	261
	Cambridge Industrial Trust	470,000	256
	Golden Agri-Resources Ltd.	449,419	229
	SATS Ltd.	99,000	226
	Singapore Technologies Engineering Ltd.	70,000	201
	AIMS AMP Capital Industrial REIT	165,000	201
	CapitaMall Trust	116,600	201
	SembCorp Industries Ltd.	44,231	196
	Ascendas REIT	93,000	179
	Cache Logistics Trust	165,000	166
	Venture Corp. Ltd.	25,500	160
	SembCorp Marine Ltd.	41,389	159
*	Biosensors International Group Ltd.	176,000	156
	ComfortDelGro Corp. Ltd.	105,000	145
	CapitaCommercial Trust	102,810	132
^	Olam International Ltd.	78,545	126
	Tat Hong Holdings Ltd.	99,000	107
	UOL Group Ltd.	22,000	102
	Keppel Land Ltd.	35,600	99
	CapitaMalls Asia Ltd.	64,000	97
	Keppel Telecommunications & Transportation Ltd.	66,000	70
	Yangzijiang Shipbuilding Holdings Ltd.	91,036	67
	StarHub Ltd.	21,000	63
*	Synear Food Holdings Ltd.	363,000	56

29

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Singapore Post Ltd.	42,000	39
First Ship Lease Trust	96,000	10
		16,566
South Africa (1.0%)
MTN Group Ltd.	115,854	2,093
Sasol Ltd.	40,274	1,716
Naspers Ltd.	25,058	1,627
Standard Bank Group Ltd.	85,752	1,059
AngloGold Ashanti Ltd.	23,335	788
Gold Fields Ltd.	63,316	787
Shoprite Holdings Ltd.	37,380	769
FirstRand Ltd.	228,164	758
Impala Platinum Holdings Ltd.	40,649	733
Barloworld Ltd.	87,911	712
Brait SE	125,740	494
Sanlam Ltd.	104,150	465
Mondi Ltd.	40,113	434
Remgro Ltd.	22,238	381
Bidvest Group Ltd.	15,516	370
Clicks Group Ltd.	51,778	357
Vodacom Group Ltd.	25,702	324
Steinhoff International Holdings Ltd.	94,984	320
Woolworths Holdings Ltd.	42,011	317
DataTec Ltd.	50,759	315
ABSA Group Ltd.	18,693	300
City Lodge Hotels Ltd.	27,816	296
Aspen Pharmacare Holdings Ltd.	15,988	292
Kumba Iron Ore Ltd.	4,249	266
Nedbank Group Ltd.	12,778	264
Mpact Ltd.	117,154	252
Illovo Sugar Ltd.	67,733	247
Truworths International Ltd.	22,705	247
Vukile Property Fund Ltd.	121,828	240
Imperial Holdings Ltd.	10,390	236
MMI Holdings Ltd.	97,644	236
RMB Holdings Ltd.	52,311	230
Growthpoint Properties Ltd.	82,596	225
Tiger Brands Ltd.	7,036	224
Harmony Gold Mining Co. Ltd.	26,406	216
Mr Price Group Ltd.	12,558	194
Foschini Group Ltd.	12,603	183
Anglo American Platinum Ltd.	3,894	181
Life Healthcare Group Holdings Ltd.	43,856	166
* Murray & Roberts Holdings Ltd.	56,830	148
Netcare Ltd.	71,041	147
Lewis Group Ltd.	17,093	136
African Bank Investments Ltd.	39,732	134
Nampak Ltd.	37,138	124
Spar Group Ltd.	8,795	123
Mediclinic International Ltd.	21,219	115
AVI Ltd.	17,248	114
Massmart Holdings Ltd.	5,422	109
Exxaro Resources Ltd.	5,423	108
* PPC Ltd.	28,961	97
African Rainbow Minerals Ltd.	4,170	87
Aveng Ltd.	23,619	85
Liberty Holdings Ltd.	7,250	84
Discovery Holdings Ltd.	12,990	83
Capital Property Fund	70,278	81
Investec Ltd.	13,480	80
Reunert Ltd.	8,701	77
* Sappi Ltd.	26,807	76
Tongaat Hulett Ltd.	4,835	76
Pick n Pay Stores Ltd.	13,309	65

30

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Northam Platinum Ltd.	16,296	61
	Pick'n Pay Holdings Ltd.	26,672	57
	Adcock Ingram Holdings Ltd.	7,708	52
	Sun International Ltd.	4,518	50
	Aeci Ltd.	5,872	50
*	Telkom SA Ltd.	22,107	47
	Emira Property Fund	23,199	36
	JD Group Ltd.	6,633	35
	Astral Foods Ltd.	3,140	35
^,*	Aquarius Platinum Ltd.	51,167	31
*	ArcelorMittal South Africa Ltd.	6,579	25
*	Royal Bafokeng Platinum Ltd.	3,464	21
	SA Corporate Real Estate Fund Nominees Pty Ltd.	39,248	16
			21,979
South Korea (2.1%)
	Samsung Electronics Co. Ltd. GDR	19,177	11,621
	POSCO ADR	35,100	2,751
	Hyundai Motor Co.	9,735	2,001
	Shinhan Financial Group Co. Ltd. ADR	53,858	1,843
	KB Financial Group Inc. ADR	42,404	1,444
	Hyundai Mobis	4,900	1,245
	Kia Motors Corp.	18,348	1,017
	Hyundai Heavy Industries Co. Ltd.	3,854	808
*	SK Hynix Inc.	35,200	801
	LG Chem Ltd.	2,852	800
	SK Innovation Co. Ltd.	5,314	781
	Samsung Fire & Marine Insurance Co. Ltd.	3,370	736
^	LG Electronics Inc.	10,424	725
	SK Telecom Co. Ltd. ADR	45,093	705
	NHN Corp.	2,807	649
	Hana Financial Group Inc.	21,640	630
	Samsung Life Insurance Co. Ltd.	7,250	624
	Samsung Heavy Industries Co. Ltd.	19,580	598
	Samsung C&T Corp.	8,769	476
	LG Household & Health Care Ltd.	793	466
	Samsung Engineering Co. Ltd.	3,366	439
	E-Mart Co. Ltd.	1,985	430
	LG Display Co. Ltd.	13,260	394
	S-Oil Corp.	4,064	372
	KT Corp.	10,809	367
*	Korea Electric Power Corp.	12,940	336
	Macquarie Korea Infrastructure Fund	50,030	307
	Korea Zinc Co. Ltd.	719	295
	Orion Corp.	308	289
	KT&G Corp.	3,566	271
	LG Corp.	4,303	262
	Hyundai Engineering & Construction Co. Ltd.	4,199	253
	Samsung Electro-Mechanics Co. Ltd.	2,915	249
	SK Telecom Co. Ltd.	1,752	247
	Amorepacific Corp.	217	247
	SK Holdings Co. Ltd.	1,769	246
	Hyundai Wia Corp.	1,489	240
	Samsung Techwin Co. Ltd.	4,554	238
	Cheil Industries Inc.	2,571	220
	Samsung SDI Co. Ltd.	1,754	220
*	Hankook Tire Co. Ltd.	4,590	194
	Woori Finance Holdings Co. Ltd.	20,480	193
	Kangwon Land Inc.	8,250	192
	Hotel Shilla Co. Ltd.	4,390	185
	Taekwang Industrial Co. Ltd.	199	185
	SK Chemicals Co. Ltd.	2,877	177
^	AMOREPACIFIC Group	409	176
	Hyundai Hysco Co. Ltd.	4,320	172
	Hyundai Marine & Fire Insurance Co. Ltd.	5,200	168

31

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Honam Petrochemical Corp.	811	166
Samsung Securities Co. Ltd.	3,698	165
NCSoft Corp.	860	165
^ OCI Co. Ltd.	1,142	161
Dongbu Insurance Co. Ltd.	3,520	160
Celltrion Inc.	6,447	159
Daewoo Securities Co. Ltd.	15,611	157
CJ CheilJedang Corp.	481	151
Hyundai Steel Co.	2,044	147
Woongjin Coway Co. Ltd.	4,010	146
Doosan Corp.	1,259	145
LG International Corp.	3,990	145
Mando Corp.	1,061	140
GS Holdings	2,210	139
Hyundai Department Store Co. Ltd.	1,104	137
Lotte Shopping Co. Ltd.	432	134
LS Corp.	1,593	130
Daelim Industrial Co. Ltd.	1,733	120
Poongsan Corp.	3,950	115
Samsung Electronics Co. Ltd.	93	112
Korea Gas Corp.	1,546	108
Yuhan Corp.	622	107
GS Engineering & Construction Corp.	1,852	104
Hanwha Corp.	3,610	103
Kumho Petrochemical Co. Ltd.	1,046	103
BS Financial Group Inc.	8,980	102
Hanwha Life Insurance Co. Ltd.	14,380	101
* Korea Exchange Bank	13,940	97
Hyosung Corp.	1,749	96
Doosan Heavy Industries & Construction Co. Ltd.	2,251	96
Korea Investment Holdings Co. Ltd.	2,800	96
Cheil Worldwide Inc.	4,925	95
Daewoo International Corp.	2,399	92
S1 Corp.	1,520	92
SK C&C Co. Ltd.	1,040	91
Industrial Bank of Korea	8,280	91
DGB Financial Group Inc.	7,040	89
Korean Reinsurance Co.	8,965	88
LG Uplus Corp.	13,460	86
Dongkuk Steel Mill Co. Ltd.	6,470	83
* Hyundai Merchant Marine Co. Ltd.	3,431	83
Korean Air Lines Co. Ltd.	1,778	80
LG Fashion Corp.	2,820	79
Seah Besteel Corp.	3,350	78
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	3,630	78
Kolon Industries Inc.	1,501	76
KCC Corp.	267	75
Hyundai Glovis Co. Ltd.	355	74
Samsung Card Co. Ltd.	1,892	73
SFA Engineering Corp.	1,773	72
Woori Investment & Securities Co. Ltd.	7,482	72
Hyundai Mipo Dockyard	669	71
Lotte Confectionery Co. Ltd.	49	71
Samsung Fine Chemicals Co. Ltd.	1,100	70
CJ O Shopping Co. Ltd.	311	69
Mirae Asset Securities Co. Ltd.	2,540	69
Shinsegae Co. Ltd.	381	68
Hyundai Securities Co. Ltd.	8,830	68
* Hanjin Shipping Co. Ltd.	6,025	67
* Doosan Infracore Co. Ltd.	4,540	67
* Taihan Electric Wire Co. Ltd.	44,560	66
LG Innotek Co. Ltd.	895	62
NongShim Co. Ltd.	261	62
Hyundai Development Co.	3,350	60

32

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
CJ Corp.	601	59
Hanwha Chemical Corp.	3,460	57
* Dongbu HiTek Co. Ltd.	9,040	56
Lotte Chilsung Beverage Co. Ltd.	42	55
Daum Communications Corp.	630	54
Hyundai Elevator Co. Ltd.	708	54
* Ssangyong Motor Co.	10,890	53
Hanjin Shipping Holdings Co. Ltd.	10,320	52
^ STX Pan Ocean Co. Ltd.	15,030	47
* Daewoo Engineering & Construction Co. Ltd.	5,350	46
Hyundai Securities Co. Ltd. Prior Pfd.	3,554	26
Hankook Tire Worldwide Co. Ltd.	1,049	14
* Medipost Co. Ltd.	138	11
* RNL BIO Co. Ltd.	2,550	9
* Pharmicell Co. Ltd.	960	5
Ahnlab Inc.	42	2
* CNK International Co. Ltd.	78	—
		45,409
Spain (1.0%)
* Banco Santander SA	595,300	4,482
Telefonica SA	284,250	3,752
Banco Bilbao Vizcaya Argentaria SA	337,792	2,823
Inditex SA	15,120	1,931
Iberdrola SA	272,181	1,410
Repsol SA	67,403	1,351
Amadeus IT Holding SA	18,282	453
^ Banco Espanol de Credito SA	117,290	429
* Banco de Sabadell SA	174,256	425
Ferrovial SA	27,950	396
* Grifols SA	11,187	389
Gas Natural SDG SA	20,394	317
Abertis Infraestructuras SA	20,501	310
ACS Actividades de Construccion y Servicios SA	12,264	262
Viscofan SA	4,624	224
CaixaBank	57,171	217
Distribuidora Internacional de Alimentacion SA	33,564	203
Acerinox SA	18,830	197
Banco Santander SA ADR	26,000	194
Obrascon Huarte Lain SA	7,021	184
Enagas SA	9,208	183
Ebro Foods SA	9,535	175
Construcciones y Auxiliar de Ferrocarriles SA	305	145
Prosegur Cia de Seguridad SA	26,190	143
Banco Popular Espanol SA	87,219	136
Mapfre SA	45,955	128
Red Electrica Corp. SA	2,458	115
^ Bolsas y Mercados Espanoles SA	5,285	114
Zardoya Otis SA	8,723	108
Endesa SA	4,566	97
Indra Sistemas SA	7,342	84
Acciona SA	1,341	82
Bankinter SA	19,240	76
Corp Financiera Alba SA	1,675	63
Gamesa Corp. Tecnologica SA	29,281	60
Fomento de Construcciones y Contratas SA	2,553	33
Abengoa SA	5,630	20
		21,711
Sweden (1.1%)
Nordea Bank AB	210,461	1,913
Telefonaktiebolaget LM Ericsson Class B	189,874	1,682
Volvo AB Class B	99,183	1,338
Hennes & Mauritz AB Class B	38,135	1,293
Svenska Handelsbanken AB Class A	37,345	1,282
Sandvik AB	81,836	1,137

33

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Boliden AB	57,887	1,014
Swedbank AB Class A	54,189	1,006
Scania AB Class B	51,791	988
Atlas Copco AB Class B	44,728	981
Skandinaviska Enskilda Banken AB Class A	109,018	905
TeliaSonera AB	117,512	773
SKF AB	31,598	713
Assa Abloy AB Class B	20,004	666
Svenska Cellulosa AB Class B	31,816	620
Atlas Copco AB Class A	24,207	595
Electrolux AB Class B	23,115	593
Investor AB Class B	20,673	456
Tele2 AB	21,204	354
Swedish Match AB	10,346	353
Getinge AB	11,221	345
Hufvudstaden AB Class A	26,208	333
* Lundin Petroleum AB	13,664	328
Skanska AB Class B	19,565	306
Hexagon AB Class B	13,042	301
Wallenstam AB	27,091	298
Volvo AB Class A	21,356	288
Alfa Laval AB	15,972	278
Fabege AB	27,387	272
Castellum AB	19,036	255
Trelleborg AB Class B	22,507	245
BE Group AB	97,470	238
Investment AB Kinnevik	11,653	223
SSAB AB Class B	35,340	219
NCC AB Class B	11,503	215
Elekta AB Class B	13,900	198
Husqvarna AB	30,089	175
Industrivarden AB	11,808	167
Meda AB Class A	14,902	153
SSAB AB Class A	20,338	146
Ratos AB	16,909	145
Modern Times Group AB Class B	3,926	120
Industrivarden AB Class A	7,976	117
Securitas AB Class B	16,049	117
Holmen AB	3,229	95
Nibe Industrier AB Class B	5,534	84
		24,323
Switzerland (2.9%)
Nestle SA	204,968	13,013
Novartis AG	159,884	9,641
Roche Holding AG	43,393	8,359
UBS AG	249,576	3,745
ABB Ltd.	153,390	2,770
Zurich Insurance Group AG	9,378	2,312
Syngenta AG	5,828	2,272
Cie Financiere Richemont SA	33,689	2,186
Swiss Re AG	28,759	1,990
Credit Suisse Group AG	73,750	1,715
Holcim Ltd.	18,988	1,296
Swatch Group AG (Bearer)	3,035	1,256
TE Connectivity Ltd.	30,780	991
SGS SA	458	971
Givaudan SA	482	482
Swisscom AG	1,078	449
Geberit AG	2,057	425
Julius Baer Group Ltd.	11,356	394
* BB Biotech AG	3,625	352
Kuehne & Nagel International AG	2,974	348
Adecco SA	6,903	335
Allreal Holding AG	2,075	313

34

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Transocean Ltd.	5,634	258
Sulzer AG	1,764	256
Lindt & Spruengli AG Regular	7	255
Mobimo Holding AG	1,069	248
Sonova Holding AG	2,435	245
Actelion Ltd.	5,024	242
Swisscanto CH Real Estate Fund Ifca	1,843	236
Helvetia Holding AG	641	225
PSP Swiss Property AG	2,382	219
Aryzta AG	4,378	219
EMS-Chemie Holding AG	903	218
Galenica AG	352	207
Baloise Holding AG	2,470	206
* Dufry AG	1,598	203
OC Oerlikon Corp. AG	20,163	203
Swiss Life Holding AG	1,585	200
Forbo Holding AG	312	197
Swatch Group AG (Registered)	2,637	192
Bucher Industries AG	989	186
Georg Fischer AG	527	185
Partners Group Holding AG	836	177
Schroder ImmoPLUS	153	177
Swiss Prime Site AG	2,099	176
Clariant AG	15,224	163
Flughafen Zuerich AG	364	156
* Temenos Group AG	9,179	151
Kaba Holding AG Class B	398	151
Lindt & Spruengli AG	47	149
GAM Holding AG	10,209	143
Lonza Group AG	2,682	136
Panalpina Welttransport Holding AG	1,420	134
Pargesa Holding SA	1,930	130
Schindler Holding AG	949	125
Sika AG	60	125
Valiant Holding	1,213	119
^ Logitech International SA	14,375	104
Barry Callebaut AG	106	101
Banque Cantonale Vaudoise	177	94
Schindler Holding AG (Registered)	714	92
Straumann Holding AG	697	86
Kudelski SA	6,259	68
Nobel Biocare Holding AG	6,490	58
BKW AG	807	31
		62,861
Taiwan (1.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	396,522	6,305
Hon Hai Precision Industry Co. Ltd.	756,438	2,294
Chunghwa Telecom Co. Ltd. ADR	56,576	1,758
Advanced Semiconductor Engineering Inc. ADR	370,813	1,409
Formosa Plastics Corp.	362,840	988
Uni-President Enterprises Corp.	532,184	939
Nan Ya Plastics Corp.	476,330	839
MediaTek Inc.	75,616	839
Mega Financial Holding Co. Ltd.	1,091,649	793
Cathay Financial Holding Co. Ltd.	720,094	722
Formosa Chemicals & Fibre Corp.	302,130	715
Fubon Financial Holding Co. Ltd.	643,880	660
Quanta Computer Inc.	281,450	642
Delta Electronics Inc.	184,641	630
Chinatrust Financial Holding Co. Ltd.	1,116,316	614
* AU Optronics Corp. ADR	143,118	541
China Steel Corp.	558,621	480
Highwealth Construction Corp.	329,000	457
United Microelectronics Corp.	1,180,180	438

35

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
CTCI Corp.	214,000	425
Asustek Computer Inc.	39,169	419
Siliconware Precision Industries Co.	359,030	349
HTC Corp.	47,491	343
TSRC Corp.	148,500	303
Taiwan Mobile Co. Ltd.	82,800	289
Formosa Petrochemical Corp.	95,140	277
Cheng Shin Rubber Industry Co. Ltd.	108,243	272
WPG Holdings Ltd.	218,000	263
Clevo Co.	194,000	253
Ruentex Industries Ltd.	108,000	243
Hotai Motor Co. Ltd.	34,000	242
Taiwan Cement Corp.	188,210	241
Yuanta Financial Holding Co. Ltd.	503,990	227
Phison Electronics Corp.	29,000	222
MStar Semiconductor Inc.	24,522	207
Foxconn Technology Co. Ltd.	59,768	207
Far Eastern New Century Corp.	196,362	203
* AU Optronics Corp.	520,000	197
Powertech Technology Inc.	126,000	195
President Chain Store Corp.	38,952	192
Simplo Technology Co. Ltd.	37,400	184
Far EasTone Telecommunications Co. Ltd.	79,000	182
* China Development Financial Holding Corp.	796,580	178
First Financial Holding Co. Ltd.	308,114	175
Far Eastern Department Stores Co. Ltd.	180,960	170
Synnex Technology International Corp.	79,189	167
Nan Kang Rubber Tire Co. Ltd.	144,493	167
Hua Nan Financial Holdings Co. Ltd.	314,561	165
Radiant Opto-Electronics Corp.	39,140	163
TPK Holding Co. Ltd.	12,958	162
Catcher Technology Co. Ltd.	36,310	158
Asia Cement Corp.	126,257	157
* China Life Insurance Co. Ltd.	200,848	156
Lite-On Technology Corp.	115,820	147
SinoPac Financial Holdings Co. Ltd.	379,813	147
* Chimei Innolux Corp.	393,533	147
Taiwan Cooperative Financial Holding	281,815	146
Pou Chen Corp.	140,524	142
Compal Electronics Inc.	224,323	141
Tripod Technology Corp.	73,000	141
Taishin Financial Holding Co. Ltd.	365,519	131
China Petrochemical Development Corp.	162,000	112
Inventec Corp.	316,554	108
Hiwin Technologies Corp.	16,800	108
* Pegatron Corp.	84,954	107
Largan Precision Co. Ltd.	5,020	107
Yulon Motor Co. Ltd.	61,000	106
Chang Hwa Commercial Bank	209,934	106
* Acer Inc.	134,583	104
Wistron Corp.	100,866	97
Taiwan Fertilizer Co. Ltd.	39,000	93
Novatek Microelectronics Corp.	23,025	87
Advantech Co. Ltd.	24,216	84
E.Sun Financial Holding Co. Ltd.	167,086	84
Unimicron Technology Corp.	80,000	82
Taiwan Glass Industry Corp.	83,354	80
Waterland Financial Holdings Co. Ltd.	259,130	78
Teco Electric and Machinery Co. Ltd.	109,000	74
* Shin Kong Financial Holding Co. Ltd.	283,339	73
Chicony Electronics Co. Ltd.	33,270	73
* Wintek Corp.	175,000	69
Epistar Corp.	43,000	68
E Ink Holdings Inc.	79,000	64

36

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Giant Manufacturing Co. Ltd.	11,881	61
* Walsin Lihwa Corp.	204,000	56
Genius Electronic Optical Co. Ltd.	8,000	54
Formosa Taffeta Co. Ltd.	60,000	53
* Eva Airways Corp.	83,323	48
Macronix International	183,432	48
Advanced Semiconductor Engineering Inc.	61,664	47
* Inotera Memories Inc.	295,000	40
* Taiwan Business Bank	133,371	37
* Tatung Co. Ltd. GDR	621	3
Standard Foods Corp.	1,000	3
ENG Electric Co. Ltd.	3,000	2
		33,374
Thailand (0.4%)
Siam Makro PCL (Foreign)	72,700	1,087
Electricity Generating PCL (Foreign)	206,600	903
Central Pattana PCL	201,400	464
CP ALL PCL (Foreign)	319,400	413
Advanced Info Service PCL (Foreign)	59,100	380
Siam Commercial Bank PCL (Foreign)	64,700	338
Kasikornbank PCL (Foreign)	57,600	337
PTT PCL (Foreign)	30,300	313
Airports of Thailand PCL (Foreign)	102,800	274
BEC World PCL (Foreign)	125,200	240
Thai Union Frozen Products PCL (Foreign)	101,220	237
PTT Exploration & Production PCL (Foreign)	42,000	227
* Regional Container Lines PCL	905,600	206
Bank of Ayudhya PCL (Foreign)	208,000	202
Krung Thai Bank PCL (Foreign)	292,375	172
IRPC PCL (Foreign)	1,079,400	151
Siam Cement PCL (Foreign)	10,600	143
PTT Global Chemical PCL	69,515	134
Bangkok Bank PCL (Foreign)	21,698	128
TMB Bank Corp - Foreign	2,050,600	122
Thai Oil PCL (Foreign)	55,800	121
Thoresen Thai Agencies PCL	215,000	112
* Samart Corp. PCL	285,300	104
* PTT Exploration and Production PCL (Local)	19,200	104
* Thai Stanley Electric PCL	13,200	94
* Siam Commercial Bank PCL (Local)	17,800	93
* Thai Airways International PCL (Foreign)	104,374	78
* Thaicom PCL	105,600	75
* Bangkok Expressway PCL	59,400	54
Siam City Cement PCL (Foreign)	3,800	53
* TMB Bank PCL	851,700	51
* Total Access Communication PCL (Local)	17,600	50
* CalComp Electronics Thailand PCL	491,700	43
Total Access Communication PCL (Foreign)	13,700	39
* Thoresen Thai Agencies PCL	60,800	32
* Thai Oil PCL	9,300	20
* IRPC PCL	129,200	18
Delta Electronics Thai PCL (Foreign)	14,200	14
* Precious Shipping PCL	30,400	13
		7,639
Turkey (0.2%)
Haci Omer Sabanci Holding AS (Bearer)	140,690	743
* Turkcell Iletisim Hizmetleri AS	98,262	600
Akbank TAS	102,444	494
Is Gayrimenkul Yatirim Ortakligi AS	516,800	418
Ulker Biskuvi Sanayi AS	68,054	309
Turkiye Garanti Bankasi AS	63,566	304
Aksigorta AS	258,096	291
KOC Holding AS	53,803	253
Turkiye Is Bankasi	72,489	247

37

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Anadolu Efes Biracilik Ve Malt Sanayii AS	14,928	224
Coca-Cola Icecek AS	10,490	204
Turkiye Halk Bankasi AS	18,528	163
BIM Birlesik Magazalar AS	3,484	162
* Vestel Elektronik Sanayi ve Ticaret AS	135,137	136
Tupras Turkiye Petrol Rafinerileri AS	4,598	112
* Yapi ve Kredi Bankasi AS	43,504	112
Eregli Demir ve Celik Fabrikalari TAS	86,767	103
Turk Telekomunikasyon AS	26,366	103
* Turk Hava Yollari	42,344	98
Turkiye Vakiflar Bankasi Tao	38,230	90
Aygaz AS	12,065	56
Enka Insaat ve Sanayi AS	20,250	54
* Zorlu Enerji Elektrik Uretim AS	79,200	47
		5,323
United Kingdom (8.0%)
HSBC Holdings plc	1,160,648	11,443
BP plc	1,210,385	8,644
Vodafone Group plc	3,052,064	8,288
Royal Dutch Shell plc Class A	237,892	8,163
GlaxoSmithKline plc	310,355	6,954
British American Tobacco plc	124,658	6,183
Royal Dutch Shell plc Class B	162,421	5,745
Rio Tinto plc	90,504	4,521
BHP Billiton plc	136,175	4,365
Diageo plc	152,662	4,364
BG Group plc	207,837	3,859
AstraZeneca plc	81,942	3,800
Standard Chartered plc	152,114	3,602
SABMiller plc	70,534	3,027
Unilever plc	80,697	3,010
Barclays plc	771,666	2,853
Reckitt Benckiser Group plc	45,277	2,743
Anglo American plc London Shares	86,850	2,676
TESCO plc	489,803	2,534
Imperial Tobacco Group plc	65,123	2,463
National Grid plc	210,440	2,400
Xstrata plc	144,982	2,297
Prudential plc	157,160	2,158
* Lloyds Banking Group plc	2,816,210	1,855
Glencore International plc	323,393	1,795
BT Group plc	494,648	1,700
Centrica plc	322,072	1,686
Rolls-Royce Holdings plc	118,274	1,634
Tullow Oil plc	70,828	1,609
Reed Elsevier plc	130,494	1,278
SSE plc	52,357	1,225
IMI plc	78,875	1,218
Compass Group plc	98,772	1,085
BAE Systems plc	209,723	1,059
Experian plc	60,097	1,040
Aviva plc	187,666	1,005
Fresnillo plc	32,177	999
WPP plc	73,849	955
Wolseley plc	21,332	935
Shire plc	32,011	900
Pearson plc	42,192	848
ARM Holdings plc	78,039	841
British Sky Broadcasting Group plc	71,306	816
Legal & General Group plc	361,175	783
J Sainsbury plc	130,617	749
Burberry Group plc	38,959	735
Aggreko plc	20,567	715
Next plc	11,810	681

38

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Old Mutual plc	243,159	677
WM Morrison Supermarkets plc	148,851	645
Randgold Resources Ltd.	5,299	633
Land Securities Group plc	45,442	591
Capita plc	50,396	589
Associated British Foods plc	25,079	561
Kingfisher plc	116,734	547
Weir Group plc	18,334	517
Marks & Spencer Group plc	79,010	503
Standard Life plc	105,576	499
Smith & Nephew plc	43,272	458
Aberdeen Asset Management plc	85,032	446
British Land Co. plc	51,018	436
Carnival plc	10,675	425
* Royal Bank of Scotland Group plc	95,015	424
Antofagasta plc	19,828	403
* InterContinental Hotels Group plc	15,871	393
United Utilities Group plc	35,849	392
Johnson Matthey plc	10,312	375
Intertek Group plc	8,170	372
Babcock International Group plc	23,553	372
Mondi plc	31,077	343
Whitbread plc	9,006	342
RSA Insurance Group plc	185,170	336
Investec plc	56,355	332
Petrofac Ltd.	12,790	332
Smiths Group plc	19,300	330
Sage Group plc	64,654	325
Greene King plc	33,392	320
Severn Trent plc	12,225	317
Rexam plc	43,664	315
UBM plc	27,705	313
Travis Perkins plc	17,796	311
Howden Joinery Group plc	112,047	308
Cairn Energy plc	66,326	301
AMEC plc	17,155	294
G4S plc	69,575	293
Melrose plc	74,772	291
Bunzl plc	17,400	288
ITV plc	205,383	288
Hammerson plc	37,123	283
Informa plc	43,540	282
Bovis Homes Group plc	33,961	281
Tate & Lyle plc	23,926	280
GKN plc	79,775	268
SIG plc	158,243	268
Debenhams plc	136,878	265
N Brown Group plc	48,664	264
John Wood Group plc	19,067	262
* Barratt Developments plc	85,075	261
Capital & Counties Properties plc	71,380	261
Resolution Ltd.	71,913	254
Close Brothers Group plc	18,314	251
Meggitt plc	39,948	249
International Personal Finance plc	44,325	249
Taylor Wimpey plc	247,826	245
Persimmon plc	18,990	244
Croda International plc	6,845	244
Provident Financial plc	10,986	244
Balfour Beatty plc	46,565	237
Aegis Group plc	61,110	232
DS Smith plc	66,266	229
TalkTalk Telecom Group plc	73,698	226
Intermediate Capital Group plc	45,723	226

39

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Restaurant Group plc	36,332	220
Millennium & Copthorne Hotels plc	26,820	218
Britvic plc	37,092	215
Serco Group plc	23,325	214
Schroders plc (Voting Shares)	8,649	213
Ultra Electronics Holdings plc	7,724	211
Oxford Instruments plc	9,640	209
Victrex plc	9,047	209
Halma plc	31,221	208
Derwent London plc	6,246	208
Inmarsat plc	22,380	205
Cobham plc	57,977	202
Genus plc	8,465	199
easyJet plc	19,723	199
* Mitchells & Butlers plc	36,759	195
Hikma Pharmaceuticals plc	16,204	194
Electrocomponents plc	55,859	192
TUI Travel plc	47,149	191
Telecity Group plc	13,119	191
Spectris plc	6,777	190
Spirax-Sarco Engineering plc	6,007	188
Great Portland Estates plc	24,825	187
Pennon Group plc	15,471	179
Cookson Group plc	18,956	179
Man Group plc	140,809	179
Spirent Communications plc	76,600	179
Ashtead Group plc	29,541	178
Admiral Group plc	9,941	178
Elementis plc	52,300	177
QinetiQ Group plc	55,532	177
Carillion plc	35,427	176
William Hill plc	31,472	172
AZ Electronic Materials SA	29,913	172
BBA Aviation plc	52,368	171
Hiscox Ltd.	21,979	171
Henderson Group plc	89,882	170
* Premier Oil plc	29,921	170
3i Group plc	48,176	168
ICAP plc	31,861	168
Capital Shopping Centres Group plc	30,918	166
Bellway plc	10,170	166
Domino's Pizza Group plc	20,321	166
London Stock Exchange Group plc	10,517	166
Booker Group plc	99,562	165
Hochschild Mining plc	20,486	164
* Soco International plc	29,740	163
WH Smith plc	16,168	162
Rotork plc	4,371	161
Amlin plc	26,552	160
* Berkeley Group Holdings plc	6,501	160
Beazley plc	55,859	158
Jupiter Fund Management plc	37,389	158
Catlin Group Ltd.	20,578	157
Drax Group plc	17,202	156
Berendsen plc	16,828	153
* BTG plc	27,393	151
Inchcape plc	23,201	151
Aveva Group plc	4,651	150
Invensys plc	40,400	149
Shaftesbury plc	16,494	146
Hargreaves Lansdown plc	12,208	146
* Afren plc	64,439	144
Stagecoach Group plc	32,138	143
National Express Group plc	51,147	141

40

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Segro plc	36,409	140
Kazakhmys plc	12,075	139
Hunting plc	11,420	138
Rentokil Initial plc	96,794	138
Regus plc	83,682	136
Home Retail Group plc	72,708	134
IG Group Holdings plc	19,010	134
Cable & Wireless Communications plc	218,670	132
Ladbrokes plc	45,533	132
Filtrona plc	13,647	126
Mitie Group plc	26,792	126
Rightmove plc	4,764	124
Firstgroup plc	39,819	123
* Dixons Retail plc	366,768	122
Senior plc	38,907	122
PZ Cussons plc	21,737	119
Vedanta Resources plc	6,468	119
Michael Page International plc	20,153	118
* International Consolidated Airlines Group SA (London Shares)	44,159	115
Daily Mail & General Trust plc	14,656	113
^ Lonmin plc	12,989	108
Ashmore Group plc	18,246	107
Premier Farnell plc	39,658	106
* Imagination Technologies Group plc	14,250	105
Hays plc	78,816	104
De La Rue plc	5,982	102
Eurasian Natural Resources Corp. plc	19,087	101
Lancashire Holdings Ltd.	7,012	98
Fenner plc	16,563	97
* Micro Focus International plc	10,392	96
Jardine Lloyd Thompson Group plc	8,003	96
St. James's Place plc	14,884	96
Petropavlovsk plc	14,310	93
Morgan Crucible Co. plc	21,868	89
Phoenix Group Holdings	11,188	89
Betfair Group plc	6,895	84
Chemring Group plc	16,079	82
* Centamin plc	70,824	73
Bwin.Party Digital Entertainment plc	36,430	71
Homeserve plc	16,928	60
* Essar Energy plc	20,122	45
* Bumi plc	5,875	23
		172,379
United States (45.7%)
Apple Inc.	58,209	34,640
Exxon Mobil Corp.	284,660	25,952
Microsoft Corp.	528,436	15,079
International Business Machines Corp.	73,323	14,264
General Electric Co.	663,319	13,970
Chevron Corp.	121,383	13,378
AT&T Inc.	358,848	12,413
Wal-Mart Stores Inc.	163,614	12,274
Procter & Gamble Co.	171,573	11,880
Pfizer Inc.	460,510	11,453
* Google Inc. Class A	16,660	11,325
Johnson & Johnson	159,720	11,311
Wells Fargo & Co.	316,408	10,660
Coca-Cola Co.	271,662	10,100
JPMorgan Chase & Co.	238,831	9,954
Oracle Corp.	311,651	9,677
Philip Morris International Inc.	106,175	9,403
Merck & Co. Inc.	184,734	8,429
Verizon Communications Inc.	175,264	7,824
Citigroup Inc.	182,965	6,841

41

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
PepsiCo Inc.	97,974	6,784
Intel Corp.	308,517	6,672
Bank of America Corp.	677,074	6,310
Abbott Laboratories	95,130	6,233
Home Depot Inc.	96,030	5,894
Cisco Systems Inc.	343,448	5,887
QUALCOMM Inc.	100,082	5,862
Schlumberger Ltd.	82,417	5,730
* Berkshire Hathaway Inc. Class B	65,340	5,642
McDonald's Corp.	63,294	5,494
Walt Disney Co.	109,670	5,382
* Berkshire Hathaway Inc. Class A	39	5,051
* Amazon.com Inc.	21,472	4,999
ConocoPhillips	78,154	4,521
Amgen Inc.	52,230	4,520
United Technologies Corp.	57,718	4,511
Comcast Corp. Class A	119,131	4,469
Visa Inc. Class A	31,985	4,438
American Express Co.	73,313	4,103
Occidental Petroleum Corp.	51,656	4,079
* eBay Inc.	83,630	4,039
Altria Group Inc.	124,241	3,951
US Bancorp	115,627	3,840
Goldman Sachs Group Inc.	31,128	3,810
UnitedHealth Group Inc.	67,034	3,754
CVS Caremark Corp.	80,138	3,718
Union Pacific Corp.	29,849	3,672
3M Co.	40,640	3,560
Bristol-Myers Squibb Co.	106,426	3,539
Eli Lilly & Co.	70,383	3,423
Caterpillar Inc.	40,009	3,393
* Gilead Sciences Inc.	49,628	3,333
Mastercard Inc. Class A	7,059	3,254
Colgate-Palmolive Co.	30,784	3,231
* EMC Corp.	132,034	3,224
* Express Scripts Holding Co.	52,324	3,220
United Parcel Service Inc. Class B	43,682	3,200
Boeing Co.	45,017	3,171
Honeywell International Inc.	45,764	2,803
Monsanto Co.	32,317	2,782
Mondelez International Inc. Class A	104,116	2,763
Costco Wholesale Corp.	28,032	2,759
Medtronic Inc.	63,150	2,626
Target Corp.	41,097	2,620
Accenture plc Class A	38,759	2,613
Ford Motor Co.	233,908	2,610
Duke Energy Corp.	39,568	2,599
Time Warner Inc.	59,561	2,588
Simon Property Group Inc.	16,995	2,587
Lowe's Cos. Inc.	77,087	2,496
* DIRECTV	47,563	2,431
EI du Pont de Nemours & Co.	54,262	2,416
Anadarko Petroleum Corp.	34,480	2,373
News Corp. Class A	96,983	2,320
Baxter International Inc.	35,834	2,244
* American International Group Inc.	63,350	2,213
Starbucks Corp.	48,134	2,209
Walgreen Co.	62,252	2,193
Apache Corp.	26,450	2,189
Freeport-McMoRan Copper & Gold Inc.	56,153	2,183
Emerson Electric Co.	44,801	2,170
Dow Chemical Co.	73,675	2,159
* Biogen Idec Inc.	15,485	2,140
Deere & Co.	25,019	2,138

42

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Capital One Financial Corp.	34,963	2,104
* Celgene Corp.	28,634	2,099
Kimberly-Clark Corp.	24,324	2,030
Danaher Corp.	38,960	2,015
Praxair Inc.	18,908	2,008
Allergan Inc.	22,088	1,986
Yum! Brands Inc.	28,280	1,983
Precision Castparts Corp.	11,453	1,982
Halliburton Co.	61,134	1,974
Bank of New York Mellon Corp.	79,311	1,960
National Oilwell Varco Inc.	26,552	1,957
EOG Resources Inc.	16,460	1,917
* Intuitive Surgical Inc.	3,516	1,906
Southern Co.	40,587	1,901
MetLife Inc.	52,427	1,861
Time Warner Cable Inc.	18,567	1,840
Automatic Data Processing Inc.	31,486	1,820
Phillips 66	38,017	1,793
Morgan Stanley	102,516	1,782
FedEx Corp.	19,311	1,776
TJX Cos. Inc.	42,656	1,776
Exelon Corp.	49,613	1,775
American Tower Corporation	23,522	1,771
Texas Instruments Inc.	63,016	1,770
* priceline.com Inc.	3,075	1,764
Illinois Tool Works Inc.	28,370	1,740
Viacom Inc. Class B	33,765	1,731
Prudential Financial Inc.	30,203	1,723
Hewlett-Packard Co.	123,822	1,715
PNC Financial Services Group Inc.	29,186	1,698
Thermo Fisher Scientific Inc.	26,669	1,628
NIKE Inc. Class B	17,766	1,623
Newmont Mining Corp.	29,177	1,592
VF Corp.	10,095	1,580
NextEra Energy Inc.	22,535	1,579
* Kraft Foods Group Inc.	34,705	1,578
Aflac Inc.	31,336	1,560
Covidien plc	28,360	1,558
Devon Energy Corp.	26,637	1,551
General Dynamics Corp.	22,662	1,543
Comcast Corp.	42,254	1,540
Norfolk Southern Corp.	25,053	1,537
Travelers Cos. Inc.	21,541	1,528
Lockheed Martin Corp.	16,009	1,500
Cummins Inc.	15,982	1,496
PACCAR Inc.	33,320	1,444
Williams Cos. Inc.	40,708	1,424
* Yahoo! Inc.	84,666	1,423
CenturyLink Inc.	36,775	1,411
* Cognizant Technology Solutions Corp. Class A	21,036	1,402
CSX Corp.	68,183	1,396
CBS Corp. Class B	42,899	1,390
CF Industries Holdings Inc.	6,751	1,385
* AutoZone Inc.	3,681	1,380
ACE Ltd.	17,505	1,377
Franklin Resources Inc.	10,731	1,371
Northrop Grumman Corp.	19,914	1,368
Dominion Resources Inc.	25,625	1,353
Xcel Energy Inc.	47,362	1,338
General Mills Inc.	33,013	1,323
News Corp. Class B	53,851	1,312
BlackRock Inc.	6,854	1,300
AES Corp.	124,299	1,299
State Street Corp.	29,087	1,296

43

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
American Electric Power Co. Inc.	28,691	1,275
LyondellBasell Industries NV Class A	23,500	1,255
PPG Industries Inc.	10,610	1,242
Wynn Resorts Ltd.	10,227	1,238
Marathon Oil Corp.	41,130	1,236
Spectra Energy Corp.	42,730	1,234
WellPoint Inc.	20,005	1,226
Coach Inc.	21,610	1,211
Discover Financial Services	29,484	1,209
Loews Corp.	28,487	1,204
* Salesforce.com Inc.	8,232	1,202
FirstEnergy Corp.	26,190	1,197
Motorola Solutions Inc.	22,810	1,179
Charles Schwab Corp.	86,586	1,176
McKesson Corp.	12,576	1,173
Noble Energy Inc.	12,285	1,167
Cigna Corp.	22,813	1,163
Sysco Corp.	37,192	1,156
Baker Hughes Inc.	27,409	1,150
Marathon Petroleum Corp.	20,769	1,141
Las Vegas Sands Corp.	24,400	1,133
Johnson Controls Inc.	43,883	1,130
HJ Heinz Co.	19,637	1,129
St. Jude Medical Inc.	29,332	1,122
Allstate Corp.	27,825	1,112
Air Products & Chemicals Inc.	14,339	1,112
Mosaic Co.	21,194	1,109
* Sprint Nextel Corp.	199,718	1,106
Archer-Daniels-Midland Co.	41,059	1,102
Hess Corp.	20,949	1,095
Kroger Co.	43,346	1,093
Stryker Corp.	20,721	1,090
Corning Inc.	92,132	1,083
BB&T Corp.	37,284	1,079
Intuit Inc.	18,080	1,074
* Citrix Systems Inc.	17,342	1,072
Dell Inc.	115,584	1,067
* Adobe Systems Inc.	31,293	1,064
CenterPoint Energy Inc.	49,071	1,063
Prologis Inc.	30,909	1,060
Reynolds American Inc.	25,357	1,056
Boston Properties Inc.	9,927	1,055
* FMC Technologies Inc.	25,763	1,054
PG&E Corp.	24,565	1,045
Noble Corp.	27,660	1,044
Beam Inc.	18,700	1,039
NiSource Inc.	40,766	1,038
Marsh & McLennan Cos. Inc.	30,496	1,038
SLM Corp.	58,933	1,036
Whole Foods Market Inc.	10,914	1,034
Vornado Realty Trust	12,869	1,032
Ecolab Inc.	14,805	1,030
* Symantec Corp.	56,612	1,030
CME Group Inc.	18,330	1,025
Macy's Inc.	26,838	1,022
T. Rowe Price Group Inc.	15,708	1,020
* Alexion Pharmaceuticals Inc.	11,266	1,018
Ingersoll-Rand plc	21,643	1,018
* Liberty Media Corp. - Liberty Capital Class A	9,087	1,015
Kohl's Corp.	19,012	1,013
Valero Energy Corp.	34,711	1,010
Eaton Corp.	21,144	998
* Forest Laboratories Inc.	29,583	997
* Cerner Corp.	13,053	995

44

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
* Crown Castle International Corp.	14,878	993
Carnival Corp.	26,178	992
Chubb Corp.	12,831	988
Chesapeake Energy Corp.	48,564	984
SunTrust Banks Inc.	36,026	980
* CarMax Inc.	28,890	975
Northeast Utilities	24,804	975
International Paper Co.	27,090	971
Estee Lauder Cos. Inc. Class A	15,740	970
Kinder Morgan Inc.	27,777	964
Weyerhaeuser Co.	34,629	959
HCP Inc.	21,643	959
* General Motors Co.	37,530	957
Broadcom Corp. Class A	30,033	947
* BorgWarner Inc.	14,276	940
Marriott International Inc. Class A	25,638	935
* Concho Resources Inc.	10,814	931
Lorillard Inc.	7,981	926
Raytheon Co.	16,253	919
McGraw-Hill Cos. Inc.	16,627	919
Mattel Inc.	24,515	902
Public Service Enterprise Group Inc.	27,837	892
Equity Residential	15,449	887
TECO Energy Inc.	49,317	881
Aetna Inc.	20,021	875
Moody's Corp.	18,140	874
PPL Corp.	29,432	871
* Juniper Networks Inc.	52,534	871
Pioneer Natural Resources Co.	8,237	870
Ross Stores Inc.	14,172	864
Kellogg Co.	16,494	863
* Southwestern Energy Co.	24,852	862
Ventas Inc.	13,513	855
Sempra Energy	12,252	855
MGE Energy Inc.	16,100	848
* NetApp Inc.	31,268	841
Nordstrom Inc.	14,700	835
Dover Corp.	14,202	827
Stanley Black & Decker Inc.	11,842	821
* Edwards Lifesciences Corp.	9,350	812
Limited Brands Inc.	16,854	807
Cardinal Health Inc.	19,549	804
WW Grainger Inc.	3,982	802
Agilent Technologies Inc.	22,245	801
Waste Management Inc.	24,298	796
Parker Hannifin Corp.	10,086	793
Fifth Third Bancorp	54,414	791
* SanDisk Corp.	18,715	782
Public Storage	5,615	778
Consolidated Edison Inc.	12,827	775
Hershey Co.	11,194	771
Annaly Capital Management Inc.	47,640	769
Seagate Technology plc	27,883	762
Mead Johnson Nutrition Co.	12,352	762
Quest Diagnostics Inc.	13,174	760
Fastenal Co.	16,897	755
Becton Dickinson and Co.	9,947	753
* Bed Bath & Beyond Inc.	13,042	752
Humana Inc.	10,077	748
Aon plc	13,846	747
* Regeneron Pharmaceuticals Inc.	5,200	740
* Jacobs Engineering Group Inc.	19,145	739
Rockwell Automation Inc.	10,270	730
Sherwin-Williams Co.	5,103	728

45

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
* Cameron International Corp.	14,329	726
Host Hotels & Resorts Inc.	49,766	720
Progressive Corp.	32,265	720
Tyco International Ltd.	26,742	719
Amphenol Corp. Class A	11,932	717
Hartford Financial Services Group Inc.	32,574	707
* Hilltop Holdings Inc.	52,000	707
Edison International	15,000	704
Range Resources Corp.	10,746	702
* Vertex Pharmaceuticals Inc.	14,499	699
Brown & Brown Inc.	27,109	693
Cooper Industries plc	9,204	690
Gap Inc.	19,309	690
* O'Reilly Automotive Inc.	8,026	688
Perrigo Co.	5,939	683
Acadia Realty Trust	26,400	678
Transocean Ltd.	14,827	677
Legg Mason Inc.	26,490	675
Lincoln National Corp.	26,888	667
* Watson Pharmaceuticals Inc.	7,744	666
* Liberty Interactive Corp. Class A	33,177	664
* Dollar Tree Inc.	16,568	661
Ralph Lauren Corp. Class A	4,296	660
* Teradata Corp.	9,636	658
Clorox Co.	9,094	658
Western Union Co.	51,741	657
Robert Half International Inc.	24,396	656
Harley-Davidson Inc.	14,008	655
Western Digital Corp.	19,046	652
Ameriprise Financial Inc.	11,136	650
* Dollar General Corp.	13,300	647
Applied Materials Inc.	60,820	645
* VMware Inc. Class A	7,604	645
AmerisourceBergen Corp. Class A	16,217	640
Tiffany & Co.	10,061	636
* Equinix Inc.	3,500	631
* LKQ Corp.	30,000	627
* Autodesk Inc.	19,579	623
Principal Financial Group Inc.	22,625	623
* Laboratory Corp. of America Holdings	7,351	623
Nucor Corp.	15,392	618
KeyCorp	73,277	617
Omnicom Group Inc.	12,796	613
Republic Services Inc. Class A	21,603	612
* Facebook Inc. Class A	29,004	612
* DaVita Inc.	5,437	612
Expeditors International of Washington Inc.	16,695	611
Patterson Cos. Inc.	18,226	609
* Sirius XM Radio Inc.	217,068	608
Xerox Corp.	91,896	592
Entergy Corp.	8,131	590
Expedia Inc.	9,968	590
Murphy Oil Corp.	9,795	588
JM Smucker Co.	6,822	584
* F5 Networks Inc.	7,076	584
AvalonBay Communities Inc.	4,278	580
Rayonier Inc.	11,800	578
Zimmer Holdings Inc.	8,988	577
ConAgra Foods Inc.	20,714	577
* Chipotle Mexican Grill Inc. Class A	2,237	569
Cabot Oil & Gas Corp.	12,100	568
ONEOK Inc.	12,000	568
Arrow Financial Corp.	23,256	567
Genuine Parts Co.	8,993	563

46

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Regions Financial Corp.	86,154	562
Eaton Vance Corp.	19,900	560
Medical Properties Trust Inc.	48,700	559
Joy Global Inc.	8,935	558
* ADT Corp.	13,371	555
Darden Restaurants Inc.	10,541	555
Paychex Inc.	17,100	555
M&T Bank Corp.	5,320	554
* Mylan Inc.	21,737	551
Northern Trust Corp.	11,505	550
* IHS Inc. Class A	6,500	549
Bunge Ltd.	7,702	547
Iron Mountain Inc.	15,698	543
* Weatherford International Ltd.	47,903	541
Staples Inc.	46,501	535
* Fiserv Inc.	7,098	532
CONSOL Energy Inc.	15,121	532
Comerica Inc.	17,815	531
Safety Insurance Group Inc.	11,400	528
Altera Corp.	17,323	528
* IntercontinentalExchange Inc.	4,027	528
* Delta Air Lines Inc.	54,765	527
Avago Technologies Ltd.	15,900	525
Starwood Hotels & Resorts Worldwide Inc.	10,090	523
Virgin Media Inc.	15,970	523
Health Care REIT Inc.	8,775	522
Invesco Ltd.	21,349	519
Dr Pepper Snapple Group Inc.	12,093	518
* BMC Software Inc.	12,625	514
* Red Hat Inc.	10,450	514
Windstream Corp.	53,196	508
Analog Devices Inc.	12,941	506
HollyFrontier Corp.	13,000	502
Coca-Cola Enterprises Inc.	15,914	500
C.H. Robinson Worldwide Inc.	8,236	497
Campbell Soup Co.	14,063	496
DISH Network Corp. Class A	13,910	496
Empire District Electric Co.	22,800	495
Fidelity National Information Services Inc.	15,029	494
Peabody Energy Corp.	17,572	490
Textron Inc.	19,375	488
* Liberty Global Inc.	8,657	487
* Rackspace Hosting Inc.	7,600	484
Roper Industries Inc.	4,432	484
Eastman Chemical Co.	8,144	482
Pentair Ltd.	11,393	481
Vulcan Materials Co.	10,460	481
Digital Realty Trust Inc.	7,821	480
Fluor Corp.	8,584	479
Safeway Inc.	29,388	479
Sun Communities Inc.	11,400	479
American Capital Agency Corp.	14,400	476
* Illumina Inc.	9,941	472
* Liberty Global Inc. Class A	7,833	470
Coventry Health Care Inc.	10,723	468
* Polycom Inc.	46,100	462
Tompkins Financial Corp.	11,400	461
CBL & Associates Properties Inc.	20,400	456
EQT Corp.	7,508	455
DTE Energy Co.	7,325	455
Cooper Cos. Inc.	4,720	453
* NVIDIA Corp.	37,748	452
SY Bancorp Inc.	19,000	448
Westamerica Bancorporation	10,100	446

47

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Wisconsin Energy Corp.	11,559	445
* NVR Inc.	491	444
* JetBlue Airways Corp.	83,800	443
Celanese Corp. Class A	11,541	438
Family Dollar Stores Inc.	6,643	438
American Equity Investment Life Holding Co.	38,000	437
PetSmart Inc.	6,578	437
West Pharmaceutical Services Inc.	8,100	436
* Life Technologies Corp.	8,893	435
Avon Products Inc.	28,025	434
Alcoa Inc.	50,504	433
JC Penney Co. Inc.	17,934	431
Brown-Forman Corp. Class B	6,703	429
Hubbell Inc. Class B	5,100	427
Tesoro Corp.	11,300	426
AMETEK Inc.	11,956	425
CA Inc.	18,799	423
Sigma-Aldrich Corp.	6,032	423
EastGroup Properties Inc.	8,100	422
XL Group plc Class A	17,044	422
Kansas City Southern	5,200	418
* Hanesbrands Inc.	12,500	418
* eHealth Inc.	19,000	412
Snap-on Inc.	5,300	410
Maxim Integrated Products Inc.	14,836	408
* Lululemon Athletica Inc.	5,900	407
Church & Dwight Co. Inc.	8,000	406
Garmin Ltd.	10,636	404
* Discovery Communications Inc. Class A	6,839	404
* Navigators Group Inc.	7,600	403
* Verisk Analytics Inc. Class A	7,900	403
* Stericycle Inc.	4,227	401
Best Buy Co. Inc.	25,872	394
* Varian Medical Systems Inc.	5,890	393
Amerco Inc.	3,400	393
* Affiliated Managers Group Inc.	3,100	392
Linn Energy LLC	9,300	392
Kimco Realty Corp.	20,051	391
* Akamai Technologies Inc.	10,202	388
Cliffs Natural Resources Inc.	10,673	387
Community Trust Bancorp Inc.	11,400	387
FMC Corp.	7,200	385
Alliant Techsystems Inc.	6,705	384
Jarden Corp.	7,700	383
* Kinder Morgan Management LLC	5,089	380
* SBA Communications Corp. Class A	5,700	380
Frontier Communications Corp.	80,302	379
Universal Health Realty Income Trust	7,600	376
Tractor Supply Co.	3,900	375
Flowserve Corp.	2,768	375
PVH Corp.	3,400	374
* Boston Scientific Corp.	72,615	373
Core Laboratories NV	3,600	373
McCormick & Co. Inc.	6,042	372
* tw telecom inc Class A	14,600	372
Molson Coors Brewing Co. Class B	8,578	370
Royal Gold Inc.	4,200	370
Ramco-Gershenson Properties Trust	28,500	369
* Waters Corp.	4,512	369
Pall Corp.	5,860	369
* CIT Group Inc.	9,900	368
* Cobalt International Energy Inc.	17,700	368
Teleflex Inc.	5,400	367
Whirlpool Corp.	3,755	367

48

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
* Green Mountain Coffee Roasters Inc.	15,180	367
* Constellation Brands Inc. Class A	10,247	362
* Alliance Data Systems Corp.	2,526	361
Mack-Cali Realty Corp.	13,900	361
Macerich Co.	6,326	361
* TIBCO Software Inc.	14,300	361
DR Horton Inc.	17,190	360
Washington REIT	14,000	360
Urstadt Biddle Properties Inc. Class A	19,000	360
Weis Markets Inc.	8,700	358
* Lam Research Corp.	10,111	358
* Discovery Communications Inc.	6,503	356
General Growth Properties Inc.	18,100	356
Plum Creek Timber Co. Inc.	8,103	356
Linear Technology Corp.	11,287	353
* PulteGroup Inc.	20,296	352
Corporate Office Properties Trust	14,000	349
First Financial Corp.	11,400	349
Raymond James Financial Inc.	9,100	347
TransDigm Group Inc.	2,600	346
Toro Co.	8,200	346
CR Bard Inc.	3,599	346
Southwest Airlines Co.	39,115	345
* Micron Technology Inc.	63,522	345
Herbalife Ltd.	6,700	344
Abercrombie & Fitch Co.	11,240	344
Integrys Energy Group Inc.	6,300	340
* ANSYS Inc.	4,800	340
Portland General Electric Co.	12,300	337
* Henry Schein Inc.	4,559	336
* United Continental Holdings Inc.	17,500	336
Cincinnati Financial Corp.	8,423	336
IDACORP Inc.	7,500	335
Rockwell Collins Inc.	6,258	335
* Monster Beverage Corp.	7,500	335
KLA-Tencor Corp.	7,192	335
Marvell Technology Group Ltd.	42,379	334
CMS Energy Corp.	13,700	333
Federal Realty Investment Trust	3,075	332
Ameren Corp.	10,019	329
Saul Centers Inc.	7,600	329
* VeriSign Inc.	8,866	329
Autoliv Inc.	5,698	328
* Charter Communications Inc. Class A	4,200	325
Kilroy Realty Corp.	7,300	324
Ulta Salon Cosmetics & Fragrance Inc.	3,500	323
Minerals Technologies Inc.	4,500	322
OGE Energy Corp.	5,600	322
Inland Real Estate Corp.	39,400	322
Polaris Industries Inc.	3,800	321
Valspar Corp.	5,700	319
Energizer Holdings Inc.	4,360	318
Wyndham Worldwide Corp.	6,298	317
* TRW Automotive Holdings Corp.	6,800	316
Geo Group Inc.	11,400	316
WD-40 Co.	6,600	316
Amdocs Ltd.	9,538	315
* Hologic Inc.	15,200	313
Brookline Bancorp Inc.	36,800	312
Sensient Technologies Corp.	8,500	309
Xilinx Inc.	9,407	308
Activision Blizzard Inc.	28,265	308
SCANA Corp.	6,256	307
Lennar Corp. Class A	8,187	307

49

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Great Plains Energy Inc.	13,600	305
Equifax Inc.	6,097	305
Everest Re Group Ltd.	2,739	304
* Denbury Resources Inc.	19,826	304
UNS Energy Corp.	7,100	303
Newell Rubbermaid Inc.	14,655	302
Cato Corp. Class A	10,600	301
Jack Henry & Associates Inc.	7,900	300
Corrections Corp. of America	8,900	300
L-3 Communications Holdings Inc.	4,043	298
* IDEXX Laboratories Inc.	3,100	298
New York Community Bancorp Inc.	21,514	298
Post Properties Inc.	6,100	298
* Alleghany Corp.	856	298
Redwood Trust Inc.	19,000	296
* Fossil Inc.	3,400	296
Leucadia National Corp.	13,023	296
Armstrong World Industries Inc.	5,700	295
Cleco Corp.	6,800	293
* Hertz Global Holdings Inc.	22,100	293
NV Energy Inc.	15,400	293
Hormel Foods Corp.	9,875	292
* CareFusion Corp.	10,938	291
Harris Corp.	6,338	290
NYSE Euronext	11,702	290
Microchip Technology Inc.	9,230	289
* Calpine Corp.	16,384	288
* Electronic Arts Inc.	23,264	287
Ashland Inc.	4,029	287
* CBRE Group Inc. Class A	15,898	286
Reinsurance Group of America Inc. Class A	5,400	286
Packaging Corp. of America	8,100	286
NRG Energy Inc.	13,235	285
Willis Group Holdings plc	8,461	285
Compass Minerals International Inc.	3,600	284
ALLETE Inc.	6,800	283
NorthWestern Corp.	7,900	283
Ingredion Inc.	4,600	283
Reliance Steel & Aluminum Co.	5,200	283
* Mohawk Industries Inc.	3,380	282
* Hyatt Hotels Corp. Class A	7,700	281
* Riverbed Technology Inc.	15,200	281
WR Berkley Corp.	7,176	279
Hillshire Brands Co.	10,713	279
SL Green Realty Corp.	3,700	279
* Kindred Healthcare Inc.	28,400	278
JB Hunt Transport Services Inc.	4,729	278
Scripps Networks Interactive Inc. Class A	4,565	277
* VeriFone Systems Inc.	9,300	276
* Crown Holdings Inc.	7,200	275
* AMERIGROUP Corp.	3,000	274
* Nuance Communications Inc.	12,300	274
Regal-Beloit Corp.	4,200	274
Huntington Bancshares Inc.	42,651	273
* Portfolio Recovery Associates Inc.	2,600	272
* B/E Aerospace Inc.	6,000	271
* Plains Exploration & Production Co.	7,566	270
Pinnacle West Capital Corp.	5,092	270
Royal Caribbean Cruises Ltd.	8,007	270
* Trimble Navigation Ltd.	5,700	269
* Apollo Group Inc. Class A	13,375	269
Masco Corp.	17,787	268
* United Rentals Inc.	6,600	268
Black Hills Corp.	7,500	268

50

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
IDEX Corp.	6,300	268
* AMC Networks Inc. Class A	5,734	268
ResMed Inc.	6,700	268
Tyson Foods Inc. Class A	15,898	267
Torchmark Corp.	5,277	267
H&R Block Inc.	15,075	267
Cintas Corp.	6,379	267
* United Natural Foods Inc.	5,000	266
PartnerRe Ltd.	3,279	266
* Ascena Retail Group Inc.	13,400	265
* Whiting Petroleum Corp.	6,300	265
Albemarle Corp.	4,800	265
Apartment Investment & Management Co. Class A	9,900	264
Ball Corp.	6,160	264
* Texas Industries Inc.	6,100	263
DDR Corp.	17,100	263
Advance Auto Parts Inc.	3,700	262
* Myriad Genetics Inc.	10,000	262
MSC Industrial Direct Co. Inc. Class A	3,500	261
Service Corp. International	18,500	260
* Copart Inc.	9,000	259
Aspen Insurance Holdings Ltd.	8,000	259
* Onyx Pharmaceuticals Inc.	3,300	259
* Neogen Corp.	6,000	257
International Flavors & Fragrances Inc.	3,972	257
Global Payments Inc.	6,000	257
DENTSPLY International Inc.	6,955	256
* Arch Capital Group Ltd.	5,800	256
* AutoNation Inc.	5,766	256
Vector Group Ltd.	15,524	256
QEP Resources Inc.	8,799	255
Fidelity National Financial Inc. Class A	11,900	255
* Fortune Brands Home & Security Inc.	8,950	255
* Hospira Inc.	8,289	254
* Quanta Services Inc.	9,800	254
* Netflix Inc.	3,207	254
FactSet Research Systems Inc.	2,800	254
* Ultimate Software Group Inc.	2,500	253
HCC Insurance Holdings Inc.	7,100	253
STERIS Corp.	7,100	253
Westar Energy Inc.	8,500	252
* Synopsys Inc.	7,838	252
* Owens Corning	7,500	252
LTC Properties Inc.	7,600	251
Allied World Assurance Co. Holdings AG	3,100	249
Rock-Tenn Co. Class A	3,400	249
Solera Holdings Inc.	5,300	248
Energen Corp.	5,300	247
MeadWestvaco Corp.	8,313	247
* Gartner Inc.	5,300	246
CNO Financial Group Inc.	25,600	245
Manpower Inc.	6,454	245
Alliant Energy Corp.	5,477	245
* BioMarin Pharmaceutical Inc.	6,600	244
Applied Industrial Technologies Inc.	6,000	244
Airgas Inc.	2,737	244
Glimcher Realty Trust	22,800	243
Valmont Industries Inc.	1,800	243
RPM International Inc.	9,100	243
Cimarex Energy Co.	4,241	243
American Water Works Co. Inc.	6,600	243
Hasbro Inc.	6,729	242
Lazard Ltd. Class A	8,200	242
Extra Space Storage Inc.	7,000	241

51

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Jones Lang LaSalle Inc.	3,100	241
Dick's Sporting Goods Inc.	4,800	240
Vectren Corp.	8,100	240
Acuity Brands Inc.	3,700	239
HSN Inc.	4,600	239
* Genesee & Wyoming Inc. Class A	3,300	239
* Ocwen Financial Corp.	6,200	239
Helmerich & Payne Inc.	5,000	239
Foot Locker Inc.	7,133	239
* Informatica Corp.	8,800	239
* WR Grace & Co.	3,700	237
Unum Group	11,700	237
* Mettler-Toledo International Inc.	1,400	237
* Haemonetics Corp.	2,900	237
Diamond Offshore Drilling Inc.	3,418	237
* WEX Inc.	3,200	236
* Panera Bread Co. Class A	1,400	236
UDR Inc.	9,700	235
Computer Sciences Corp.	7,690	234
Six Flags Entertainment Corp.	4,100	234
American National Insurance Co.	3,200	234
Duke Realty Corp.	16,132	234
Washington Federal Inc.	13,900	233
Piedmont Office Realty Trust Inc. Class A	13,100	233
Signet Jewelers Ltd.	4,500	233
Genpact Ltd.	13,200	232
* Dean Foods Co.	13,800	232
* Arris Group Inc.	16,900	232
* Markel Corp.	492	232
Axis Capital Holdings Ltd.	6,394	232
EMCOR Group Inc.	7,200	232
Xylem Inc.	9,535	231
Williams-Sonoma Inc.	5,000	231
HB Fuller Co.	7,600	231
ITC Holdings Corp.	2,900	231
* WPX Energy Inc.	13,579	230
Cooper Tire & Rubber Co.	11,400	229
PerkinElmer Inc.	7,400	229
Loral Space & Communications Inc.	2,900	228
Kaydon Corp.	10,200	228
Hanover Insurance Group Inc.	6,300	228
SJW Corp.	9,380	227
* MICROS Systems Inc.	5,000	227
Weingarten Realty Investors	8,400	227
Capstead Mortgage Corp.	18,400	227
Western Refining Inc.	9,100	226
NASDAQ OMX Group Inc.	9,500	226
* Warnaco Group Inc.	3,200	226
Associated Banc-Corp	17,500	226
PolyOne Corp.	11,900	225
Oceaneering International Inc.	4,300	225
* Skyworks Solutions Inc.	9,600	225
Nordson Corp.	3,800	224
* Cabela's Inc.	5,000	224
Regency Centers Corp.	4,656	224
Total System Services Inc.	9,935	223
* Urban Outfitters Inc.	6,247	223
Domtar Corp.	2,800	223
TD Ameritrade Holding Corp.	14,231	223
Hudson City Bancorp Inc.	26,291	223
Timken Co.	5,600	221
* AECOM Technology Corp.	10,300	221
Pepco Holdings Inc.	11,123	221
White Mountains Insurance Group Ltd.	431	221

52

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Aptargroup Inc.	4,300	221
People's United Financial Inc.	18,324	220
Cytec Industries Inc.	3,200	220
Donaldson Co. Inc.	6,800	219
* Concur Technologies Inc.	3,300	219
Ryman Hospitality Properties	5,600	218
* MSCI Inc. Class A	8,100	218
URS Corp.	6,500	218
Interpublic Group of Cos. Inc.	21,538	218
KBR Inc.	7,800	217
American Financial Group Inc.	5,600	217
Lear Corp.	5,100	217
NewMarket Corp.	800	217
* Sally Beauty Holdings Inc.	9,000	217
Carlisle Cos. Inc.	3,900	217
* USG Corp.	8,100	216
* Avnet Inc.	7,543	216
Realty Income Corp.	5,500	216
* Jack in the Box Inc.	8,300	216
Aqua America Inc.	8,500	216
Plantronics Inc.	6,600	214
MFA Financial Inc.	26,200	214
* MEDNAX Inc.	3,100	214
DST Systems Inc.	3,747	214
BGC Partners Inc. Class A	45,600	213
UIL Holdings Corp.	5,900	213
* Tetra Tech Inc.	8,200	213
* Kirby Corp.	3,700	213
Silgan Holdings Inc.	4,900	212
* Veeco Instruments Inc.	6,900	212
* LSI Corp.	30,866	211
* Teledyne Technologies Inc.	3,300	211
* SEACOR Holdings Inc.	2,400	211
* Penn National Gaming Inc.	5,200	210
Bob Evans Farms Inc.	5,500	209
Northwest Natural Gas Co.	4,500	209
KB Home	13,000	208
Northwest Bancshares Inc.	17,400	207
First American Financial Corp.	9,100	207
* Life Time Fitness Inc.	4,600	207
* Endo Health Solutions Inc.	7,200	206
* Old Dominion Freight Line Inc.	6,150	206
* Shaw Group Inc.	4,700	206
* Rowan Cos. plc Class A	6,488	206
RenaissanceRe Holdings Ltd.	2,524	205
Dun & Bradstreet Corp.	2,530	205
Steel Dynamics Inc.	16,200	205
Wabtec Corp.	2,500	205
Brandywine Realty Trust	17,600	204
AGL Resources Inc.	5,000	204
Gannett Co. Inc.	12,077	204
Belden Inc.	5,700	204
Fresh Del Monte Produce Inc.	8,100	204
Lincoln Electric Holdings Inc.	4,700	204
Nu Skin Enterprises Inc. Class A	4,300	204
Waddell & Reed Financial Inc. Class A	6,100	203
* Nabors Industries Ltd.	15,060	203
Liberty Property Trust	5,777	203
Commerce Bancshares Inc.	5,327	203
MDC Holdings Inc.	5,300	203
* Arrow Electronics Inc.	5,750	203
Arthur J Gallagher & Co.	5,707	202
* TripAdvisor Inc.	6,668	202
DCT Industrial Trust Inc.	31,300	202

53

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Convergys Corp.	12,000	202
Deluxe Corp.	6,400	202
* Continental Resources Inc.	2,806	202
MDU Resources Group Inc.	9,276	202
Gardner Denver Inc.	2,900	201
Cablevision Systems Corp. Class A	11,540	201
Chico's FAS Inc.	10,800	201
Alterra Capital Holdings Ltd.	8,200	200
* AGCO Corp.	4,400	200
Snyders-Lance Inc.	7,900	200
* Sears Holdings Corp.	3,194	200
Ryland Group Inc.	5,900	200
Omnicare Inc.	5,778	200
Hawaiian Electric Industries Inc.	7,700	199
* Cymer Inc.	2,500	199
* Alaska Air Group Inc.	5,200	199
PS Business Parks Inc.	3,100	199
Avista Corp.	7,800	198
* Oshkosh Corp.	6,600	198
Martin Marietta Materials Inc.	2,400	198
* Louisiana-Pacific Corp.	12,500	197
Rockwood Holdings Inc.	4,300	197
Cracker Barrel Old Country Store Inc.	3,100	197
Alexandria Real Estate Equities Inc.	2,800	197
Brady Corp. Class A	6,400	197
SAIC Inc.	17,876	196
Zions Bancorporation	9,082	195
* Ralcorp Holdings Inc.	2,700	195
* Brookdale Senior Living Inc. Class A	8,300	195
* Carter's Inc.	3,600	195
GameStop Corp. Class A	8,516	194
SM Energy Co.	3,600	194
* WABCO Holdings Inc.	3,300	193
* Clean Harbors Inc.	3,300	193
Graco Inc.	4,000	192
Investors Real Estate Trust	22,800	192
American Eagle Outfitters Inc.	9,143	191
* Hain Celestial Group Inc.	3,300	191
* Toll Brothers Inc.	5,772	191
International Game Technology	14,817	190
National Fuel Gas Co.	3,600	190
* Flextronics International Ltd.	32,825	189
* Euronet Worldwide Inc.	9,300	189
* AOL Inc.	5,491	189
Wolverine World Wide Inc.	4,500	188
* Smithfield Foods Inc.	9,203	188
* WESCO International Inc.	2,900	188
Cullen/Frost Bankers Inc.	3,400	188
* Cirrus Logic Inc.	4,600	188
Landstar System Inc.	3,700	187
Capitol Federal Financial Inc.	15,700	187
* MGM Resorts International	18,102	187
Actuant Corp. Class A	6,600	186
Cabot Corp.	5,200	186
Jabil Circuit Inc.	10,719	186
Healthcare Realty Trust Inc.	7,900	186
* Dresser-Rand Group Inc.	3,600	186
* GenOn Energy Inc.	71,900	185
IAC/InterActiveCorp	3,819	185
Questar Corp.	9,080	184
Worthington Industries Inc.	8,500	184
Sonoco Products Co.	5,900	184
* Cadence Design Systems Inc.	14,500	184
Universal Health Services Inc. Class B	4,428	183

54

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
* Sirona Dental Systems Inc.	3,200	183
Triumph Group Inc.	2,800	183
Assurant Inc.	4,838	183
* Oil States International Inc.	2,500	183
* Nektar Therapeutics	20,300	183
UMB Financial Corp.	4,100	183
GATX Corp.	4,400	182
John Wiley & Sons Inc. Class A	4,200	182
MAXIMUS Inc.	3,300	182
Lancaster Colony Corp.	2,500	182
* Newfield Exploration Co.	6,701	182
Vail Resorts Inc.	3,200	182
* Atwood Oceanics Inc.	3,800	182
Enbridge Energy Management LLC	5,775	181
Douglas Emmett Inc.	7,700	181
Covanta Holding Corp.	9,900	180
* DexCom Inc.	13,700	179
* Progress Software Corp.	9,100	179
* Ultra Petroleum Corp.	7,855	179
Avery Dennison Corp.	5,530	179
Endurance Specialty Holdings Ltd.	4,400	178
Universal Corp.	3,600	178
* NCR Corp.	8,367	178
Hospitality Properties Trust	7,693	178
Tupperware Brands Corp.	3,000	177
Flowers Foods Inc.	9,000	177
Kemper Corp.	5,700	177
* LifePoint Hospitals Inc.	5,000	177
Morningstar Inc.	2,800	176
Curtiss-Wright Corp.	5,700	176
* ACI Worldwide Inc.	4,500	176
* Iconix Brand Group Inc.	9,500	176
* Tenet Healthcare Corp.	7,450	176
Casey's General Stores Inc.	3,400	175
Choice Hotels International Inc.	5,600	175
Lennox International Inc.	3,500	175
* Middleby Corp.	1,400	175
Protective Life Corp.	6,400	175
* Tempur-Pedic International Inc.	6,600	175
Montpelier Re Holdings Ltd.	7,600	174
* Medivation Inc.	3,400	174
Telephone & Data Systems Inc.	6,973	173
* HMS Holdings Corp.	7,500	173
Cinemark Holdings Inc.	7,000	173
* Bio-Rad Laboratories Inc. Class A	1,700	172
Crane Co.	4,100	172
Omega Healthcare Investors Inc.	7,500	172
SPX Corp.	2,499	171
* WellCare Health Plans Inc.	3,600	171
* Pharmacyclics Inc.	2,800	171
Colonial Properties Trust	7,900	171
Camden Property Trust	2,600	171
* Atlas Air Worldwide Holdings Inc.	3,100	170
* Cree Inc.	5,615	170
* Altisource Portfolio Solutions SA	1,500	170
* Meritage Homes Corp.	4,600	170
Southwest Gas Corp.	3,900	170
Eagle Materials Inc.	3,200	170
Medicis Pharmaceutical Corp. Class A	3,900	169
* Allscripts Healthcare Solutions Inc.	13,100	169
* United Therapeutics Corp.	3,700	169
First Citizens BancShares Inc. Class A	1,000	169
* HealthSouth Corp.	7,600	168
Bank of Hawaii Corp.	3,800	168

55

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
* Esterline Technologies Corp.	2,900	168
Bemis Co. Inc.	5,060	167
Huntsman Corp.	11,100	167
* Terex Corp.	7,402	167
Aaron's Inc.	5,400	166
Hatteras Financial Corp.	6,100	166
Leggett & Platt Inc.	6,269	166
Wintrust Financial Corp.	4,500	166
Lexington Realty Trust	17,500	166
Rollins Inc.	7,300	166
Penske Automotive Group Inc.	5,400	165
Jefferies Group Inc.	11,600	165
Essex Property Trust Inc.	1,100	165
Taubman Centers Inc.	2,100	165
Entertainment Properties Trust	3,700	164
Platinum Underwriters Holdings Ltd.	3,700	164
* Hittite Microwave Corp.	2,900	164
AO Smith Corp.	2,700	164
Watsco Inc.	2,400	164
East West Bancorp Inc.	7,700	164
Invesco Mortgage Capital Inc.	7,600	163
CH Energy Group Inc.	2,500	163
Domino's Pizza Inc.	4,000	162
* Allied Nevada Gold Corp.	4,400	162
* Acxiom Corp.	8,900	162
Laclede Group Inc.	3,900	162
South Jersey Industries Inc.	3,200	162
Sovran Self Storage Inc.	2,800	162
Mid-America Apartment Communities Inc.	2,500	162
United States Steel Corp.	7,931	162
Hillenbrand Inc.	7,900	162
* Parametric Technology Corp.	8,000	161
FLIR Systems Inc.	8,300	161
Highwoods Properties Inc.	5,000	161
Harris Teeter Supermarkets Inc.	4,300	161
ProAssurance Corp.	1,800	161
Old Republic International Corp.	16,267	161
* Magellan Health Services Inc.	3,200	160
Starwood Property Trust Inc.	7,000	160
Synovus Financial Corp.	65,400	160
* World Acceptance Corp.	2,400	160
Chimera Investment Corp.	60,000	160
SEI Investments Co.	7,317	160
Rent-A-Center Inc.	4,800	160
Validus Holdings Ltd.	4,465	160
* MetroPCS Communications Inc.	15,605	159
* Moog Inc. Class A	4,300	159
* Owens-Illinois Inc.	8,150	159
Copano Energy LLC	5,200	159
* OSI Systems Inc.	2,000	159
Diebold Inc.	5,326	158
Regis Corp.	9,500	158
UGI Corp.	4,900	158
* Teradyne Inc.	10,800	158
* Coeur d'Alene Mines Corp.	5,100	158
* Unit Corp.	3,900	157
* E*TRADE Financial Corp.	18,800	157
* Darling International Inc.	9,500	157
* Madison Square Garden Co. Class A	3,800	156
Energy XXI Bermuda Ltd.	4,700	156
* Avis Budget Group Inc.	9,400	155
Warner Chilcott plc Class A	13,376	155
National Health Investors Inc.	2,900	155
Bristow Group Inc.	3,100	155

56

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
* VCA Antech Inc.	7,900	155
* CVR Energy Inc.	4,200	154
Washington Post Co. Class B	461	154
* Microsemi Corp.	8,000	154
* DealerTrack Holdings Inc.	5,600	153
Arkansas Best Corp.	19,000	153
Trustmark Corp.	6,500	153
Community Bank System Inc.	5,500	152
Harman International Industries Inc.	3,612	151
Allegheny Technologies Inc.	5,743	151
Waste Connections Inc.	4,600	151
Interval Leisure Group Inc.	7,900	151
HCA Holdings Inc.	5,300	151
Gentex Corp.	8,739	151
Towers Watson & Co. Class A	2,800	150
* Steven Madden Ltd.	3,500	150
* Genworth Financial Inc. Class A	25,167	150
Harsco Corp.	7,500	150
* Bally Technologies Inc.	3,000	150
CapitalSource Inc.	18,900	150
* Sensata Technologies Holding NV	5,300	149
Kennametal Inc.	4,200	149
* Lions Gate Entertainment Corp.	8,900	148
* Seattle Genetics Inc.	5,900	148
* Alkermes plc	8,000	148
* Babcock & Wilcox Co.	5,750	148
CommonWealth REIT	10,800	148
* Saks Inc.	14,400	148
* Level 3 Communications Inc.	7,200	148
Tidewater Inc.	3,100	147
WGL Holdings Inc.	3,700	147
* SVB Financial Group	2,600	147
* Superior Energy Services Inc.	7,235	147
Trinity Industries Inc.	4,700	147
CubeSmart	11,200	147
TCF Financial Corp.	12,800	146
* NeuStar Inc. Class A	4,000	146
Dillard's Inc. Class A	1,900	146
Macquarie Infrastructure Co. LLC	3,500	146
Carpenter Technology Corp.	3,000	146
* Rigel Pharmaceuticals Inc.	16,365	146
* Hexcel Corp.	5,700	146
* Isis Pharmaceuticals Inc.	16,700	144
Iberiabank Corp.	2,900	144
Pitney Bowes Inc.	10,047	144
* Zebra Technologies Corp.	4,000	144
* ViaSat Inc.	3,700	144
Assured Guaranty Ltd.	10,300	143
El Paso Electric Co.	4,200	143
* Signature Bank	2,000	142
* Lamar Advertising Co. Class A	3,627	142
Susquehanna Bancshares Inc.	13,700	142
* Live Nation Entertainment Inc.	15,500	142
* Cubist Pharmaceuticals Inc.	3,300	142
Equity Lifestyle Properties Inc.	2,100	141
* Under Armour Inc. Class A	2,700	141
* CoStar Group Inc.	1,700	141
City National Corp.	2,757	141
Meredith Corp.	4,200	141
BRE Properties Inc.	2,900	140
Broadridge Financial Solutions Inc.	6,095	140
* Itron Inc.	3,400	140
Owens & Minor Inc.	4,900	140
* Stifel Financial Corp.	4,400	139

57

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
United Stationers Inc.	4,800	139
Brinker International Inc.	4,500	139
Senior Housing Properties Trust	6,300	138
* Charles River Laboratories International Inc.	3,700	138
* Community Health Systems Inc.	5,026	138
* Foster Wheeler AG	6,175	138
* Semtech Corp.	5,500	137
* JDA Software Group Inc.	3,600	137
Fulton Financial Corp.	14,100	137
Brink's Co.	5,200	137
* JDS Uniphase Corp.	14,100	137
* Gulfport Energy Corp.	4,100	136
* Ancestry.com Inc.	4,300	136
Hancock Holding Co.	4,300	136
First Niagara Financial Group Inc.	16,400	136
CLARCOR Inc.	3,000	136
* Incyte Corp. Ltd.	8,500	136
World Fuel Services Corp.	3,900	135
DiamondRock Hospitality Co.	15,900	135
Anixter International Inc.	2,300	135
* ON Semiconductor Corp.	21,900	135
Potlatch Corp.	3,500	135
Pier 1 Imports Inc.	6,600	135
Werner Enterprises Inc.	5,800	134
National Instruments Corp.	5,700	134
Webster Financial Corp.	6,100	134
* Vishay Intertechnology Inc.	16,200	134
Littelfuse Inc.	2,500	134
* Tyler Technologies Inc.	2,800	134
First Horizon National Corp.	14,376	134
Home Properties Inc.	2,200	134
* Brocade Communications Systems Inc.	25,200	134
* QLogic Corp.	14,100	132
* II-VI Inc.	8,000	132
Hill-Rom Holdings Inc.	4,700	132
* Volcano Corp.	4,600	132
* SandRidge Energy Inc.	21,100	131
StanCorp Financial Group Inc.	3,800	131
First Financial Bankshares Inc.	3,600	130
* DreamWorks Animation SKG Inc. Class A	6,400	130
* Hub Group Inc. Class A	4,200	130
Group 1 Automotive Inc.	2,100	130
Brunswick Corp.	5,500	130
Atmos Energy Corp.	3,600	130
Walter Energy Inc.	3,700	129
Cathay General Bancorp	7,300	129
Cheesecake Factory Inc.	3,900	129
New Jersey Resources Corp.	2,900	129
Guess? Inc.	5,200	129
Olin Corp.	6,200	129
* Alpha Natural Resources Inc.	14,990	128
Scotts Miracle-Gro Co. Class A	3,000	128
Techne Corp.	1,900	128
Sealed Air Corp.	7,889	128
Piedmont Natural Gas Co. Inc.	4,000	127
* Covance Inc.	2,600	127
PNM Resources Inc.	5,700	126
MercadoLibre Inc.	1,500	126
* PSS World Medical Inc.	4,400	126
* Vitamin Shoppe Inc.	2,200	126
Syntel Inc.	2,100	125
* Salix Pharmaceuticals Ltd.	3,200	125
* Dril-Quip Inc.	1,800	125
* Ingram Micro Inc.	8,200	125

58

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Robbins & Myers Inc.	2,100	125
Regal Entertainment Group Class A	8,100	124
* Liberty Ventures Class A	2,185	124
Erie Indemnity Co. Class A	1,995	124
* Tech Data Corp.	2,800	124
Woodward Inc.	3,700	124
Patterson-UTI Energy Inc.	7,659	124
GNC Holdings Inc. Class A	3,200	124
Hecla Mining Co.	18,800	124
Mine Safety Appliances Co.	3,200	124
* Prestige Brands Holdings Inc.	7,100	123
* Texas Capital Bancshares Inc.	2,600	123
* Health Management Associates Inc. Class A	16,900	123
FirstMerit Corp.	8,900	123
* ANN Inc.	3,500	123
* CoreLogic Inc.	5,145	122
* Sonus Networks Inc.	65,800	122
* Tenneco Inc.	4,000	122
* athenahealth Inc.	1,900	122
* Standard Pacific Corp.	17,700	122
Healthcare Services Group Inc.	5,100	122
* McDermott International Inc.	11,377	122
* Theravance Inc.	5,400	122
Prosperity Bancshares Inc.	2,900	121
* Impax Laboratories Inc.	5,700	121
Chemed Corp.	1,800	121
* CACI International Inc. Class A	2,400	121
* Goodyear Tire & Rubber Co.	10,600	121
UTi Worldwide Inc.	8,700	121
Watts Water Technologies Inc. Class A	3,000	121
* Colfax Corp.	3,501	120
* Spirit Aerosystems Holdings Inc. Class A	7,700	120
Arbitron Inc.	3,300	120
Dana Holding Corp.	9,100	120
* Rosetta Resources Inc.	2,600	120
LaSalle Hotel Properties	5,000	120
* PAREXEL International Corp.	3,900	120
* New York Times Co. Class A	14,600	119
* International Rectifier Corp.	7,700	119
* Alere Inc.	6,200	119
DSW Inc. Class A	1,900	119
* Hibbett Sports Inc.	2,200	119
* CommVault Systems Inc.	1,900	119
Power Integrations Inc.	4,000	118
Sotheby's	3,800	118
* Elizabeth Arden Inc.	2,500	118
Thor Industries Inc.	3,100	118
* TreeHouse Foods Inc.	2,200	118
* EnerSys Inc.	3,400	117
Con-way Inc.	4,000	116
* Mentor Graphics Corp.	7,500	116
RR Donnelley & Sons Co.	11,613	116
* SolarWinds Inc.	2,300	116
Intersil Corp. Class A	16,500	116
* ViroPharma Inc.	4,600	116
* Gran Tierra Energy Inc.	22,700	115
* Intrepid Potash Inc.	5,300	115
Granite Construction Inc.	3,800	115
* Align Technology Inc.	4,300	114
* Thoratec Corp.	3,200	114
* ScanSource Inc.	3,900	114
MKS Instruments Inc.	4,800	113
* ValueClick Inc.	6,800	113
Tanger Factory Outlet Centers	3,600	113

59

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
* MasTec Inc.	5,000	113
* Cepheid Inc.	3,700	112
ABM Industries Inc.	5,900	112
Commercial Metals Co.	8,100	111
CVB Financial Corp.	10,300	111
* GrafTech International Ltd.	10,600	111
Manitowoc Co. Inc.	7,800	111
* PMC - Sierra Inc.	23,700	111
FEI Co.	2,000	110
* Enstar Group Ltd.	1,100	110
* Exelixis Inc.	23,018	109
Lender Processing Services Inc.	4,533	109
Monro Muffler Brake Inc.	3,200	109
* General Cable Corp.	3,800	108
* Popular Inc.	5,598	108
* Manhattan Associates Inc.	1,800	108
* Forest City Enterprises Inc. Class A	6,727	108
Corporate Executive Board Co.	2,400	108
PriceSmart Inc.	1,300	108
Berry Petroleum Co. Class A	2,800	108
* Dollar Thrifty Automotive Group Inc.	1,400	108
Ryder System Inc.	2,387	108
* Dolby Laboratories Inc. Class A	3,400	107
* Rite Aid Corp.	92,400	107
* Alexander & Baldwin Inc.	3,700	107
Blackbaud Inc.	4,500	107
First Financial Bancorp	6,800	107
* NETGEAR Inc.	3,000	107
* Auxilium Pharmaceuticals Inc.	5,200	107
Federated Investors Inc. Class B	4,579	106
* IPG Photonics Corp.	2,000	106
* Oasis Petroleum Inc.	3,600	106
BOK Financial Corp.	1,800	106
Exelis Inc.	9,535	105
Pool Corp.	2,500	105
Greif Inc. Class A	2,500	105
* Advisory Board Co.	2,200	105
Lexmark International Inc. Class A	4,900	104
Mercury General Corp.	2,555	104
* Health Net Inc.	4,800	103
* Contango Oil & Gas Co.	2,100	103
* Atmel Corp.	22,100	103
FNB Corp.	9,600	103
Fair Isaac Corp.	2,200	103
* Helix Energy Solutions Group Inc.	5,900	102
Old National Bancorp	8,300	102
* NetSuite Inc.	1,600	102
Mueller Industries Inc.	2,300	101
Globe Specialty Metals Inc.	6,700	101
Barnes Group Inc.	4,400	101
* Ciena Corp.	8,100	101
Schnitzer Steel Industries Inc.	3,500	100
* Sapient Corp.	9,700	100
Arch Coal Inc.	12,500	100
ITT Corp.	4,767	99
HNI Corp.	3,600	99
* Masimo Corp.	4,500	99
Cognex Corp.	2,700	98
* First Cash Financial Services Inc.	2,200	98
* NuVasive Inc.	6,800	98
National Penn Bancshares Inc.	10,900	97
Questcor Pharmaceuticals Inc.	3,800	97
* Aruba Networks Inc.	5,300	96
* Advent Software Inc.	4,400	95

60

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Men's Wearhouse Inc.	2,900	95
National Retail Properties Inc.	3,000	95
* Centene Corp.	2,500	95
* Fortinet Inc.	4,900	95
* Fairchild Semiconductor International Inc. Class A	8,000	94
* Vivus Inc.	6,300	94
* Carrizo Oil & Gas Inc.	3,500	94
* Compuware Corp.	10,822	94
* Children's Place Retail Stores Inc.	1,600	94
Tellabs Inc.	32,000	93
* Big Lots Inc.	3,200	93
Molex Inc.	3,541	92
DeVry Inc.	3,500	92
EXCO Resources Inc.	11,300	92
Simpson Manufacturing Co. Inc.	3,000	91
* Fresh Market Inc.	1,600	91
Umpqua Holdings Corp.	7,500	91
* St. Joe Co.	4,579	91
* Huntington Ingalls Industries Inc.	2,129	90
Cash America International Inc.	2,300	90
BioMed Realty Trust Inc.	4,700	90
Finish Line Inc. Class A	4,300	89
Titanium Metals Corp.	7,600	89
Wendy's Co.	20,828	89
InterDigital Inc.	2,300	88
Herman Miller Inc.	4,500	87
Balchem Corp.	2,500	87
Buckeye Technologies Inc.	3,300	86
* Cavium Inc.	2,600	86
American Campus Communities Inc.	1,900	86
Weight Watchers International Inc.	1,711	86
Buckle Inc.	1,900	86
* Chart Industries Inc.	1,200	85
* Polypore International Inc.	2,400	85
ADTRAN Inc.	5,000	84
* Jos A Bank Clothiers Inc.	1,800	84
Schweitzer-Mauduit International Inc.	2,400	84
* Entegris Inc.	10,100	83
Molex Inc. Class A	3,861	83
Valley National Bancorp	8,484	83
* McMoRan Exploration Co.	6,900	82
* Coherent Inc.	1,800	82
RLI Corp.	1,200	82
* Silicon Laboratories Inc.	2,000	81
* Plexus Corp.	3,000	81
* Navistar International Corp.	4,300	81
* Jazz Pharmaceuticals plc	1,500	81
* Bill Barrett Corp.	3,500	80
* TiVo Inc.	7,900	80
* Coinstar Inc.	1,700	80
* TFS Financial Corp.	8,900	80
* NII Holdings Inc.	9,987	80
* First Solar Inc.	3,270	80
Matson Inc.	3,700	79
* DryShips Inc.	35,100	78
* Rovi Corp.	5,699	77
* Stillwater Mining Co.	7,400	77
Sanderson Farms Inc.	1,700	77
* RF Micro Devices Inc.	17,400	77
* Monster Worldwide Inc.	12,300	77
Raven Industries Inc.	2,800	76
* Hornbeck Offshore Services Inc.	2,200	76
* VistaPrint NV	2,500	76
* Stone Energy Corp.	3,200	76

61

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
* FTI Consulting Inc.	2,900	75
Janus Capital Group Inc.	8,842	75
* VirnetX Holding Corp.	2,500	75
* Genesco Inc.	1,300	75
* ION Geophysical Corp.	11,500	74
* MBIA Inc.	7,500	74
* Ezcorp Inc. Class A	3,700	73
HEICO Corp.	1,875	72
* Advanced Micro Devices Inc.	35,306	72
RPC Inc.	6,300	72
* Sohu.com Inc.	1,900	72
Lufkin Industries Inc.	1,400	70
* Nielsen Holdings NV	2,400	69
* Marriott Vacations Worldwide Corp.	1,763	69
* Take-Two Interactive Software Inc.	6,200	69
United Bankshares Inc.	2,900	69
Cypress Semiconductor Corp.	6,800	67
* Ariad Pharmaceuticals Inc.	3,100	67
* Shutterfly Inc.	2,200	67
DuPont Fabros Technology Inc.	3,100	67
Quality Systems Inc.	3,800	66
* Deckers Outdoor Corp.	2,300	66
* Universal Display Corp.	2,000	66
* Kodiak Oil & Gas Corp.	7,000	65
* Gulfmark Offshore Inc.	2,000	65
* WMS Industries Inc.	3,800	62
* Crocs Inc.	4,900	62
* Finisar Corp.	5,300	61
* Synaptics Inc.	2,600	60
* Aeropostale Inc.	5,000	60
* Acme Packet Inc.	3,500	58
* MicroStrategy Inc. Class A	600	57
Cabot Microelectronics Corp.	1,900	57
* Swift Energy Co.	3,300	55
SUPERVALU Inc.	17,697	55
* Unisys Corp.	3,200	55
* Liquidity Services Inc.	1,300	54
* K12 Inc.	2,600	53
* BJ's Restaurants Inc.	1,600	53
* Forest Oil Corp.	6,900	52
* LogMeIn Inc.	2,100	52
CARBO Ceramics Inc.	700	52
Strayer Education Inc.	900	52
* Key Energy Services Inc.	7,900	52
* ITT Educational Services Inc.	2,300	49
* Northern Oil and Gas Inc.	3,200	49
CYS Investments Inc.	3,300	44
* Halozyme Therapeutics Inc.	8,200	43
* Post Holdings Inc.	1,350	43
* InterMune Inc.	5,200	41
* Molycorp Inc.	3,800	40
Two Harbors Investment Corp.	3,300	39
* Kenexa Corp.	800	37
* WebMD Health Corp.	2,157	32
* Express Inc.	2,800	31
* Visteon Corp.	700	31
* Dendreon Corp.	7,205	27
* Sears Hometown and Outlet Stores Inc.	696	25
* Knight Capital Group Inc. Class A	9,200	24
* ACCO Brands Corp.	2,742	20
* Select Comfort Corp.	600	17
Sears Canada Inc.	1,367	15
* Engility Holdings Inc.	673	13
* Tesla Motors Inc.	400	11

62

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2012

					Market
					Value
				Shares	($000)
*	QLIK Technologies Inc.			600	11
	RadioShack Corp.			4,386	10
*	Hyster-Yale Materials Handling Inc.			200	8
*	BroadSoft Inc.			100	4
*	Resolute Forest Products			100	1
					983,489
Total Common Stocks (Cost $1,898,272)					2,130,862

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (1.4%) [1]
Money Market Fund (1.3%)
4,5	Vanguard Market Liquidity Fund	0.167%		27,592,386	27,592

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
6,7	Freddie Mac Discount Notes	0.140%	11/13/12	1,000	1,000
7	United States Treasury Note/Bond	0.625%	12/31/12	1,000	1,001
					2,001
Total Temporary Cash Investments (Cost $29,593)					29,593
Total Investments (100.4%) (Cost $1,927,865)					2,160,455
Other Assets and Liabilities—Net (-0.4%)[5]					(7,707)
Net Assets (100%)					2,152,748

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $8,205,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.5%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the aggregate value of these securities was $2,436,000, representing 0.1% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $8,694,000 of collateral received for securities on loan.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Securities with a value of $1,700,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

63

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard Total World Stock Index Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Total World Stock Index Fund (constituting a separate portfolio of Vanguard International Equity Index Funds, hereafter referred to as the “Fund”) as of October 31, 2012 and for the year then ended and have issued our unqualified report thereon dated December 14, 2012. Our audit included an audit of the Fund’s schedule of investments as of October 31, 2012. This schedule of investments is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this schedule of investments based on our audit.

In our opinion, the accompanying schedule of investments referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 14, 2012

64

© 2012 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 6280 122012

Annual Report	| October 31, 2012
Vanguard FTSE International Index Funds

FTSE All-World ex-US Index Fund
FTSE All-World ex-US Small-Cap Index Fund

> For the fiscal year ended October 31, 2012, Vanguard FTSE All-World ex-US Index Fund returned more than 5% and Vanguard FTSE All-World ex-US Small-Cap Index Fund returned about 5%.

> As anxiety regarding the debt crisis in Europe lifted slightly, international stocks gained ground, although not as much as their U.S. counterparts.

> Because of temporary price differences arising from fair-value pricing policies, the funds’ returns diverged from those of their benchmarks.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
FTSE All-World ex-US Index Fund.	10
FTSE All-World ex-US Small-Cap Index Fund.	36
Your Fund’s After-Tax Returns.	57
About Your Fund’s Expenses.	58
Glossary.	60

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2012

Total
Returns
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	5.30%
Admiral™ Shares	5.46
Institutional Shares	5.51
Institutional Plus Shares	5.54
ETF Shares
Market Price	5.72
Net Asset Value	5.51
FTSE All-World ex US Index	4.26
International Funds Average	5.88
International Funds Average: Derived from data provided by Lipper Inc.

Vanguard FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	4.77%
Institutional Shares	5.00
ETF Shares
Market Price	6.06
Net Asset Value	4.99
FTSE Global Small Cap ex US Index	4.20
International Small-Cap Funds Average	9.11
International Small-Cap Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Chairman’s Letter

Dear Shareholder,

International stock markets were choppy but finished the 12 months ended October 31, 2012, modestly higher overall. Both funds saw monthly gains of more than 7% and losses of more than 10%, largely because of swings in sentiment regarding the ongoing sovereign-debt crisis in Europe and signs of a slowdown in emerging-market economies, which have been a major support for global growth.

As investor anxiety ratcheted down a few notches by the end of the period, the five share classes of Vanguard FTSE All-World ex-US Index Fund, which invests in international large- and mid-capitalization stocks, posted returns of between 5.30% and 5.54%. That was a little better than the fund’s small-cap counterpart, Vanguard FTSE All-World ex-US Small-Cap Index Fund, whose three share classes returned between 4.77% and 5.00%.

As you know, the funds seek to track the returns of benchmark indexes. However, because of temporary price differences arising from fair-value pricing policies (please see the text box on page 6), the funds’ returns diverged from those of their benchmarks, which are not adjusted for fair value. Both funds lagged the average returns of their respective peer groups, which include actively and passively managed international funds.

2

If you hold your shares in a taxable account, you may wish to review information on the funds’ after-tax returns later in this report.

International stocks lagged their U.S. counterparts
U.S. stocks returned about 14% for the 12 months ended October 31, putting domestic equities ahead of their international counterparts. Stocks in Europe and Asia, meanwhile, posted modestly positive results.

The advances came amid moves by U.S. and European central bankers to manage risks to the U.S. economy and the finances of European governments and banks. The president of the European Central Bank declared in July that policymakers would do whatever was needed to preserve the euro common currency.

Although investors’ worries have eased, Europe’s financial troubles are by no means resolved. Vanguard economists believe the most likely scenario is that the Eurozone will “muddle through” for several years, with occasional spikes in market volatility, as fiscal tightening persists in the face of weak economic growth.

Bonds continued their march, but leaner times may lie ahead
The broad U.S. taxable bond market returned about 5% for the 12 months. Municipal bonds delivered a robust performance, returning about 9%.

Market Barometer

		Average Annual Total Returns
		Periods Ended October 31, 2012
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	14.97%	13.48%	0.53%
Russell 2000 Index (Small-caps)	12.08	14.82	1.19
Dow Jones U.S. Total Stock Market Index	14.45	13.62	0.75
MSCI All Country World Index ex USA (International)	3.98	3.74	-5.08

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	5.25%	6.08%	6.38%
Barclays Municipal Bond Index (Broad tax-exempt market)	9.03	6.84	6.02
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.08	0.56

CPI
Consumer Price Index	2.16%	2.28%	2.06%

3

As bond prices rose, the yield of the 10-year U.S. Treasury note fell to a record low in July, closing below 1.5%. (Bond yields and prices move in opposite directions.) By the end of the period, the yield had climbed, but it still remained exceptionally low by historical standards.

Bondholders have enjoyed years of healthy returns. But as Tim Buckley, our incoming chief investment officer, has noted, investors shouldn’t be surprised if future results are much more modest. As yields remain low, the opportunity for similarly strong returns diminishes.

The Federal Reserve announced on September 13 that it would continue to hold its target for short-term interest rates between 0% and 0.25% at least through mid-2015. The exceptionally low rates, in place since late 2008, kept a tight lid on returns from money market funds and savings accounts.

Steps to tackle the debt crisis lifted investor sentiment in Europe
Almost all geographic regions posted positive performances for the period, but Europe generated the bulk of returns for both Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund. Although the European debt crisis is far from over, some concrete steps taken to deal with it bolstered market sentiment in the region. Notable developments included the implementation of a second bailout

Expense Ratios
Your Fund Compared With Its Peer Group
						Peer
	Investor	Admiral	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Plus Shares	Shares	Average
FTSE All-World ex-US Index Fund	0.35%	0.18%	0.13%	0.10%	0.18%	1.37%
FTSE All-World ex-US Small-Cap Index
Fund	0.50	—	0.25	—	0.28	1.58

The fund expense ratios shown are from the prospectus dated February 28, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2012, the funds’ expense ratios were: for the FTSE All-World ex-US Index Fund, 0.30% for Investor Shares, 0.15% for Admiral Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.15% for ETF Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.45% for Investor Shares, 0.24% for Institutional Shares, and 0.25% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2011.

Peer groups: For the FTSE All-World ex-US Index Fund, International Funds; and for the FTSE All-World ex-US Small-Cap Index Fund, International Small-Cap Funds.

4

plan for Greece, a recapitalization of Spanish banks, and the finalization of a framework for the European Central Bank to intervene in the sovereign-debt market.

These actions helped European stocks claw back some of the losses they sustained over the summer of 2011, generating a 12-month return of more than 6% in the larger-cap fund and more than 10% in the small-cap fund. Stocks in Northern European countries, including Germany, Norway, Denmark, and Sweden, performed well, more than offsetting negative returns from some Southern European countries, including Italy, Spain, and Greece, that are more directly embroiled in the debt crisis.

Returns from Eurozone stocks would have been even stronger if not for the currency effect. Holdings denominated in euro lost value when expressed in dollars as the greenback strengthened by almost 8% by the end of the period.

Stocks in the United Kingdom, which accounted for about one-third of each fund’s European assets, on average, during the period, also helped performance. They returned more than 8% in the larger-cap fund and more than 22% in the small-cap fund. Improvement in the outlook for the European banking sector helped paint a brighter economic backdrop, as did monetary easing by the Bank of England and a boost from the London Summer Olympics. Almost all sectors notched

Total Returns
Inception Through October 31, 2012
Average
Annual Return
FTSE All-World ex-US Index Fund Investor Shares (Returns since inception: 13/8/2007)	-0.75%
FTSE All-World ex US Index	-0.23
International Funds Average	-2.10
International Funds Average: Derived from data provided by Lipper Inc.

FTSE All-World ex-US Small-Cap Index Fund Investor Shares (Returns since inception: 14/2/2009)	17.90%
FTSE Global Small Cap ex US Index	19.11
International Small-Cap Funds Average	19.47
International Small-Cap Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

Investment insight
A note on fair-value pricing
The reported return of a fund that
tracks an index sometimes may
diverge from the index’s return a bit
more than would be expected. This
may be the result of a fair-value
pricing adjustment.

These adjustments, which are
required by the Securities and
Exchange Commission, address
pricing discrepancies that may arise
because of time-zone differences
among global stock markets. Foreign
stocks may trade on exchanges that
close many hours before a fund’s
closing share price is calculated in
the United States, generally at 4 p.m.,
Eastern time. In the hours between
the foreign close and the U.S. close,
the value of these foreign securities
may change—because of company-
specific announcements or market-
wide developments, for example.
Such price changes are not immed-
iately reflected in international index
values.

Fair-value pricing takes such changes
into account in calculating the fund’s
daily net asset value, thus ensuring
that the NAV doesn’t include “stale”
prices. The result can be a temporary
divergence between the return of
the fund and that of its benchmark
index—a difference that usually
corrects itself when the foreign
markets reopen.

gains for both funds, with financials, industrials, and consumer discretionary posting double-digit returns. The currency impact was negligible as the British pound ended the 12 months virtually flat versus the dollar.

Returns from other regions proved more muted
Returns from the other regions ranged from modestly positive to slightly negative. Emerging market stocks returned slightly more than 3% for Vanguard FTSE All-World ex-US Index Fund. China returned more than 7%, with financial stocks contributing the most. Although the country’s economy continued to slow, government moves during the period to cut interest rates and move forward with large infrastructure projects helped market sentiment. Investors seemed more concerned by slowing growth in Russia, India, and Brazil, which posted single- to double-digit losses.

The small-cap fund’s results by country differed significantly. Although it had similar emerging markets returns of about 2%, its Russian and Brazilian stocks recorded positive returns and its Chinese stocks about –2%.

Returns from the Pacific region were in the low single digits for both funds. Japanese stocks, which represented about half of their assets in the region, ended the period in negative territory. They were hurt by shrinking demand for exports, weak domestic consumption, and rising tensions

6

with neighboring countries. In Australia, another big player in the region, the larger-cap fund significantly outperformed the small-cap, in part because of its much larger exposure to financials. The U.S. dollar strengthened versus the yen and the Australian dollar, which further weakened returns.

The North American region, composed almost entirely of Canadian stocks, accounted for about 17% of assets in the small-cap fund but only about 7% of the larger-cap fund. Performances were similar, however, at around 2% and 3%, respectively. In both funds, the heavyweight financial sector outperformed and the materials sector was the single largest detractor. The Canadian dollar remained at close to par with the U.S. dollar.

The funds’ short track records
highlight market volatility What a difference a few years can make. Vanguard FTSE All-World ex-US Index Fund, which was launched in March 2007, has already navigated a recession as well as global financial and fiscal crises. While the fund’s annual return since inception is slightly negative, its small-cap counterpart has chalked up an annual return of almost 18% since its inception in April 2009, on the heels of a sharp drop in the market.

Clearly, markets can be very volatile over short periods. That is why Vanguard encourages investors to be prepared to stay invested for the long haul, especially in funds such as these, which combine the opportunities and risks of international stock investing. The funds have met their primary objective of capturing the returns of their respective benchmarks when taking into account fair-value pricing, expenses, and transaction costs.

Broad diversification’s benefits hold true across the globe
As I noted earlier, and as you’ve probably seen in the headlines, Europe faces profound financial challenges. We’ve received questions during the year from clients concerned about both the outlook for the region and the wisdom of investing in Europe at all. Why not focus investments in countries with the fastest-growing economies?

That strategy has intuitive appeal, but our research suggests that a better approach is to hold a broadly diversified portfolio of international stocks, including European equities, which account for about one-quarter of global market capitalization. We’ve found that concentrated international investments can lead to higher volatility, often without producing higher returns.

Another insight from Vanguard experts: Surprising as it may seem, there’s been little connection historically between the rate of a country’s economic growth and its stock returns. For example, from 1900 to 2009, U.S. and British stocks posted nearly identical returns, even as U.S. economic growth eclipsed that of Great Britain. (See Investing in Emerging

7

Markets: Evaluating the Allure of Rapid Economic Growth, available at vanguard.com/research.)

Of course, no one can say for sure what the future returns for a particular country’s stocks will be. That’s one of the reasons why we consistently embrace broad diversification, a time-tested way to help manage the risks of investing both at home and abroad.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 15, 2012

8

Your Fund’s Performance at a Glance
October 31, 2011, Through October 31, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	$16.95	$17.03	$0.765	$0.000
Admiral Shares	26.86	26.86	1.361	0.000
Institutional Shares	85.10	85.14	4.323	0.000
Institutional Plus Shares	90.15	90.17	4.618	0.000
ETF Shares	43.17	43.21	2.168	0.000
Vanguard FTSE All-World ex-US Small-Cap
Index Fund
Investor Shares	$32.89	$33.21	$1.127	$0.000
Institutional Shares	165.23	166.39	6.399	0.000
ETF Shares	86.38	87.11	3.229	0.000

9

FTSE All-World ex-US Index Fund

Fund Profile
As of October 31, 2012

Share-Class Characteristics
	Investor	Admiral	Institutional	Institutional	ETF
	Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VFWIX	VFWAX	VFWSX	VFWPX	VEU
Expense Ratio[1]	0.35%	0.18%	0.13%	0.10%	0.18%

Portfolio Characteristics
		FTSE
		All-World
	Fund	ex US Index
Number of Stocks	2,326	2,253
Median Market Cap	$27.1B	$27.1B
Price/Earnings Ratio	14.7x	14.5x
Price/Book Ratio	1.4x	1.4x
Return on Equity	16.8%	16.8%
Earnings Growth Rate	4.9%	5.1%
Dividend Yield	3.2%	3.3%
Turnover Rate	6%	—
Short-Term Reserves	0.0%	—

Sector Diversification (% of equity exposure)
		FTSE
		All-World
	Fund	ex US Index
Consumer Discretionary	9.2%	9.3%
Consumer Staples	10.6	10.6
Energy	10.6	10.6
Financials	25.3	25.3
Health Care	7.1	7.1
Industrials	10.7	10.7
Information Technology	6.3	6.2
Materials	10.9	10.9
Telecommunication Services	5.6	5.6
Utilities	3.7	3.7

Volatility Measures
FTSE
All-World
ex US Index
R-Squared	0.99
Beta	1.02

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Royal Dutch Shell plc	Integrated Oil & Gas	1.4%
Nestle SA	Packaged Foods &
	Meats	1.3
HSBC Holdings plc	Diversified Banks	1.1
BHP Billiton Ltd.	Diversified Metals &
	Mining	1.1
Samsung Electronics Co.
Ltd.	Semiconductors	1.1
Novartis AG	Pharmaceuticals	1.0
BP plc	Integrated Oil & Gas	0.8
Roche Holding AG	Pharmaceuticals	0.8
Vodafone Group plc	Wireless
	Telecommunication
	Services	0.8
Sanofi	Pharmaceuticals	0.7
Top Ten		10.1%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of portfolio)

1 The expense ratios shown are from the prospectus dated February 28, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2012, the expense ratios were 0.30% for Investor Shares, 0.15% for Admiral Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.15% for ETF Shares.

10

FTSE All-World ex-US Index Fund

Market Diversification (% of equity exposure)
		FTSE
		All-World
		ex US
	Fund	Index
Europe
United Kingdom	15.3%	15.1%
France	6.8	6.8
Switzerland	5.8	5.8
Germany	5.7	5.7
Sweden	2.1	2.1
Spain	2.0	2.0
Netherlands	1.7	1.7
Italy	1.7	1.7
Other	3.3	3.3
Subtotal	44.4%	44.2%
Pacific
Japan	12.5%	12.5%
Australia	6.2	6.2
Hong Kong	2.7	2.7
Singapore	1.3	1.3
Other	0.1	0.1
Subtotal	22.8%	22.8%
Emerging Markets
China	4.4%	4.4%
South Korea	4.0	4.0
Brazil	3.3	3.3
Taiwan	2.6	2.6
South Africa	2.1	2.1
India	1.9	1.9
Russia	1.4	1.4
Mexico	1.3	1.3
Malaysia	1.0	1.0
Other	3.2	3.3
Subtotal	25.2%	25.3%
North America
Canada	7.1%	7.1%
Middle East	0.5%	0.6%

11

FTSE All-World ex-US Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: March 8, 2007, Through October 31, 2012
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended October 31, 2012
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(3/8/2007)	Investment
FTSE All-World ex-US Index Fund
Investor Shares	5.30%	-5.10%	-0.75%	$9,586

FTSE All-World ex US Index	4.26	-4.57	-0.23	9,873

International Funds Average	5.88	-5.82	-2.10	8,869

International Funds Average: Derived from data provided by Lipper Inc.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(9/27/2011)	Investment
FTSE All-World ex-US Index Fund Admiral
Shares	5.46%	12.10%	$11,330
FTSE All-World ex US Index	4.26	11.77	11,294

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard.

See Financial Highlights for dividend and capital gains information.

12

FTSE All-World ex-US Index Fund

		Average Annual Total Returns
		Periods Ended October 31, 2012

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(4/30/2007)	Investment
FTSE All-World ex-US Index Fund Institutional
Shares	5.51%	-4.89%	-1.81%	$4,522,725
FTSE All-World ex US Index	4.26	-4.57	-1.68	4,555,344

"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard.

		Since	Final Value
	One	Inception	of a $100,000,000
	Year	(12/16/2010)	Investment
FTSE All-World ex-US Index Fund Institutional
Plus Shares	5.54%	-1.20%	$97,768,577
FTSE All-World ex US Index	4.26	-0.92	98,284,685

"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standard.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(3/2/2007)	Investment
FTSE All-World ex-US Index Fund
ETF Shares Net Asset Value	5.51%	-4.96%	-0.25%	$9,861
FTSE All-World ex US Index	4.26	-4.57	-0.07	9,960

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Cumulative Returns of ETF Shares: March 2, 2007, Through October 31, 2012

			Since
	One	Five	Inception
	Year	Years	(3/2/2007)
FTSE All-World ex-US Index Fund ETF Shares
Market Price	5.72%	-22.54%	-1.31%
FTSE All-World ex-US Index Fund ETF Shares
Net Asset Value	5.51	-22.44	-1.39
FTSE All-World ex US Index	4.26	-20.85	-0.40

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

13

FTSE All-World ex-US Index Fund

Fiscal-Year Total Returns (%): March 8, 2007, Through October 31, 2012

FTSE All-World ex-US Index Fund Investor Shares
FTSE All-World ex US Index

Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Average Annual Total Returns: Periods Ended September 30, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	3/8/2007	15.60%	-4.05%	-0.87%
Admiral Shares	9/27/2011	15.78	—	12.42
Institutional Shares	4/30/2007	15.83	-3.84	-1.96
Institutional Plus Shares	12/16/2010	15.86	—	-1.62
ETF Shares	3/2/2007
Market Price		16.93	-3.94	-0.37
Net Asset Value		15.80	-3.90	-0.37

14

FTSE All-World ex-US Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Argentina †		5,186	0.0%

Australia
BHP Billiton Ltd.	2,787,236	98,684	0.7%
Commonwealth Bank of Australia	1,382,817	82,811	0.6%
Westpac Banking Corp.	2,675,046	70,723	0.5%
Australia & New Zealand Banking Group Ltd.	2,358,882	62,231	0.4%
National Australia Bank Ltd.	1,974,282	52,762	0.4%
Australia—Other †		508,769	3.6%
		875,980	6.2%

Austria †		31,556	0.2%

Belgium
Anheuser-Busch InBev NV	692,758	57,937	0.4%
Belgium—Other †		46,537	0.3%
		104,474	0.7%

Brazil †		459,771	3.3%

Canada
Royal Bank of Canada	1,249,091	71,212	0.5%
Toronto-Dominion Bank	790,658	64,306	0.5%
Bank of Nova Scotia	1,024,406	55,644	0.4%
Suncor Energy Inc.	1,362,994	45,745	0.3%
Canada—Other †		774,452	5.5%
		1,011,359	7.2%

Chile †		70,979	0.5%

China
China Mobile Ltd.	5,216,308	57,858	0.4%
China Construction Bank Corp.	62,642,463	46,961	0.3%

15

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
	Industrial & Commercial Bank of China Ltd.	56,536,976	37,230	0.3%
	CNOOC Ltd.	15,518,000	31,936	0.2%
	Bank of China Ltd.	72,628,000	29,754	0.2%
	PetroChina Co. Ltd.	18,294,000	24,823	0.2%
	China Life Insurance Co. Ltd.	6,469,000	19,022	0.2%
	China Petroleum & Chemical Corp.	14,580,000	15,366	0.1%
	China Shenhua Energy Co. Ltd.	2,958,500	12,536	0.1%
	China Unicom Hong Kong Ltd.	6,194,182	9,986	0.1%
	China Overseas Land & Investment Ltd.	3,581,760	9,326	0.1%
	Agricultural Bank of China Ltd.	20,090,715	8,656	0.1%
	China Telecom Corp. Ltd.	13,980,000	8,271	0.1%
	Kunlun Energy Co. Ltd.	2,790,000	5,165	0.1%
	China Citic Bank Corp. Ltd.	9,717,840	4,938	0.1%
	China Resources Land Ltd.	2,061,003	4,675	0.1%
	China Merchants Holdings International Co. Ltd.	1,106,893	3,651	0.0%
	China Communications Construction Co. Ltd.	3,900,000	3,640	0.0%
	China Resources Power Holdings Co. Ltd.	1,660,400	3,550	0.0%
	China Coal Energy Co. Ltd.	3,581,000	3,539	0.0%
	China Resources Enterprise Ltd.	1,056,000	3,421	0.0%
	Dongfeng Motor Group Co. Ltd.	2,224,000	2,751	0.0%
	China Oilfield Services Ltd.	1,310,000	2,472	0.0%
	Sinopharm Group Co. Ltd.	613,200	2,055	0.0%
	China Railway Group Ltd.	3,823,000	1,938	0.0%
	China Railway Construction Corp. Ltd.	1,804,074	1,782	0.0%
	China State Construction International Holdings Ltd.	1,350,000	1,600	0.0%
	Air China Ltd.	2,034,000	1,437	0.0%
	Zhuzhou CSR Times Electric Co. Ltd.	479,000	1,401	0.0%
^	CSR Corp. Ltd.	1,740,000	1,343	0.0%
	Citic Pacific Ltd.	1,009,000	1,281	0.0%
*	China Taiping Insurance Holdings Co. Ltd.	728,000	1,241	0.0%
	China Resources Gas Group Ltd.	540,000	1,194	0.0%
	China Resources Cement Holdings Ltd.	1,744,000	1,179	0.0%
^,*	China COSCO Holdings Co. Ltd.	2,245,800	1,108	0.0%
	China Communications Services Corp. Ltd.	1,814,800	1,020	0.0%
	China BlueChemical Ltd.	1,536,000	970	0.0%
	Franshion Properties China Ltd.	3,168,000	965	0.0%
	China Foods Ltd.	934,000	943	0.0%
	Beijing Capital International Airport Co. Ltd.	1,466,000	941	0.0%
	China Longyuan Power Group Corp.	1,343,000	871	0.0%
	China Agri-Industries Holdings Ltd.	1,304,000	813	0.0%
	China Southern Airlines Co. Ltd.	1,689,000	796	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd.	2,106,000	601	0.0%
^,*	Angang Steel Co. Ltd.	876,000	522	0.0%
^,*	China Eastern Airlines Corp. Ltd.	1,440,000	500	0.0%
	Shanghai Lujiazui Finance & Trade Zone
	Development Co. Ltd. Class B	472,990	468	0.0%
	China Travel International Inv HK	2,418,000	466	0.0%
	Dongfang Electric Corp. Ltd.	274,000	457	0.0%
*	Metallurgical Corp. of China Ltd.	2,208,000	409	0.0%
	Sinotruk Hong Kong Ltd.	631,500	361	0.0%
	Harbin Electric Co. Ltd.	432,000	356	0.0%
	Sinofert Holdings Ltd.	1,623,153	342	0.0%
	China Merchants Property
	Development Co. Ltd. Class B	144,550	293	0.0%
*	Citic Resources Holdings Ltd.	1,886,690	288	0.0%

16

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Sinotrans Ltd.	1,258,000	194	0.0%
Shanghai Waigaoqiao Free Trade Zone
Development Co. Ltd. Class B	124,100	84	0.0%
Tianjin Capital Environmental
Protection Group Co. Ltd.	286,000	67	0.0%
China—Other †		238,419	1.7%
		618,232	4.4%

Colombia †		34,342	0.2%

Czech Republic †		11,858	0.1%

Denmark
Novo Nordisk A/S Class B	376,116	60,297	0.5%
Denmark—Other †		59,465	0.4%
		119,762	0.9%

Egypt †		14,368	0.1%

Exchange-Traded Funds
1 Vanguard MSCI Emerging Markets ETF	305,690	12,683	0.1%

Finland †		70,638	0.5%

France
Sanofi	1,130,404	99,281	0.7%
Total SA	1,939,708	97,704	0.7%
LVMH Moet Hennessy Louis Vuitton SA	322,722	52,469	0.4%
BNP Paribas SA	933,862	47,109	0.3%
France—Other †		663,205	4.7%
		959,768	6.8%
Germany
Siemens AG	780,228	78,616	0.6%
BASF SE	801,755	66,506	0.5%
Bayer AG	718,220	62,624	0.4%
SAP AG	776,284	56,609	0.4%
Allianz SE	395,437	49,124	0.3%
Daimler AG	921,826	43,183	0.3%
Germany—Other †		454,702	3.2%
		811,364	5.7%

Greece †		11,409	0.1%

Hong Kong
BOC Hong Kong Holdings Ltd.	3,669,737	11,252	0.1%
Hang Seng Bank Ltd.	667,900	10,237	0.1%
Hong Kong—Other †		358,605	2.5%
		380,094	2.7%

Hungary †		13,571	0.1%

India
Nestle India Ltd.	23,723	2,071	0.0%
2 India—Other †		269,834	1.9%
		271,905	1.9%

17

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Indonesia †		97,107	0.7%

Ireland †		27,081	0.2%

Israel
Osem Investments Ltd.	40,567	613	0.0%
Israel—Other †		63,347	0.5%
		63,960	0.5%
Italy
Eni SPA	2,359,655	54,298	0.4%
Italy—Other †		180,374	1.3%
		234,672	1.7%
Japan
Toyota Motor Corp.	2,054,161	79,203	0.6%
Mitsubishi UFJ Financial Group Inc.	12,288,137	55,591	0.4%
Japan—Other †		1,629,907	11.5%
		1,764,701	12.5%

Luxembourg †		1,170	0.0%

[2]Malaysia †		145,005	1.0%

Mexico †		177,058	1.3%

Mongolia †		432	0.0%

Morocco †		1,249	0.0%

Netherlands
Unilever NV	1,346,598	49,494	0.4%
Netherlands—Other †		185,226	1.3%
		234,720	1.7%

New Zealand †		16,063	0.1%

Norway †		101,703	0.7%

Peru †		14,857	0.1%

Philippines †		29,907	0.2%

Poland †		42,670	0.3%

Portugal †		20,386	0.1%

[2]Russia †		193,045	1.4%

Singapore
Cosco Corp. Singapore Ltd.	692,000	497	0.0%
Singapore—Other †		188,033	1.3%
		188,530	1.3%

South Africa †		299,716	2.1%

18

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
South Korea
Samsung Electronics Co. Ltd. GDR	161,513	97,877	0.7%
Samsung Electronics Co. Ltd.	46,108	55,331	0.4%
South Korea—Other †		412,382	2.9%
		565,590	4.0%

Spain
* Banco Santander SA	8,438,101	63,533	0.4%
Telefonica SA	3,883,794	51,262	0.4%
Spain—Other †		169,658	1.2%
		284,453	2.0%

Sweden †		298,752	2.1%

Switzerland
Nestle SA	2,800,801	177,818	1.3%
Novartis AG	2,247,250	135,511	1.0%
Roche Holding AG	610,222	117,544	0.8%
UBS AG	3,320,187	49,815	0.3%
Switzerland—Other †		339,113	2.4%
		819,801	5.8%

Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,580,618	56,932	0.4%
Taiwan—Other †		309,121	2.2%
		366,053	2.6%

Thailand †		76,299	0.5%

Turkey †		60,652	0.4%

United Kingdom
HSBC Holdings plc	15,982,811	157,580	1.1%
BP plc	16,533,361	118,076	0.8%
Vodafone Group plc	42,859,670	116,392	0.8%
Royal Dutch Shell plc Class A	3,210,089	110,148	0.8%
GlaxoSmithKline plc	4,358,169	97,656	0.7%
British American Tobacco plc	1,688,160	83,733	0.6%
Royal Dutch Shell plc Class B	2,299,072	81,324	0.6%
Diageo plc	2,187,553	62,539	0.4%
Rio Tinto plc	1,231,356	61,515	0.4%
BHP Billiton plc	1,834,375	58,794	0.4%
BG Group plc	2,926,233	54,331	0.4%
AstraZeneca plc	1,083,439	50,245	0.4%
Standard Chartered plc	2,064,826	48,888	0.4%
SABMiller plc	1,033,387	44,351	0.3%
United Kingdom—Other †		992,019	7.0%
		2,137,591	15.1%
Total Common Stocks (Cost $14,038,574)		14,152,522	100.1%[3]

19

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[4,5] Vanguard Market Liquidity Fund	0.167%	103,268,960	103,269	0.8%

6U.S. Government and Agency Obligations †			3,100	0.0%
Total Temporary Cash Investments (Cost $106,369)			106,369	0.8%[3]
Total Investments (Cost $14,144,943)			14,258,891	100.9%
Other Assets and Liabilities
Other Assets			57,289	0.4%
Liabilities[5]			(180,404)	(1.3%)
			(123,115)	(0.9%)
Net Assets			14,135,776	100.0%

20

FTSE All-World ex-US Index Fund

At October 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	14,368,389
Undistributed Net Investment Income	102,240
Accumulated Net Realized Losses	(448,175)
Unrealized Appreciation (Depreciation)
Investment Securities	113,948
Futures Contracts	(55)
Forward Currency Contracts	(74)
Foreign Currencies	(497)
Net Assets	14,135,776

Investor Shares—Net Assets
Applicable to 31,910,980 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	543,459
Net Asset Value Per Share—Investor Shares	$17.03

Admiral Shares—Net Assets
Applicable to 45,953,551 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,234,534
Net Asset Value Per Share—Admiral Shares	$26.86

Institutional Shares—Net Assets
Applicable to 43,264,088 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,683,688
Net Asset Value Per Share—Institutional Shares	$85.14

21

FTSE All-World ex-US Index Fund

Amount
($000)
Institutional Plus Shares—Net Assets
Applicable to 14,128,951 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,274,075
Net Asset Value Per Share—Institutional Plus Shares	$90.17

ETF Shares—Net Assets
Applicable to 171,274,155 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,400,020
Net Asset Value Per Share—ETF Shares	$43.21

See Note A in Notes to Financial Statements.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $97,630,000.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the aggregate value of these securities was $13,685,000, representing 0.1% of net assets.
3 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.2% and 0.7%, respectively, of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $103,269,000 of collateral received for securities on loan.
6 Securities with a value of $900,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

22

FTSE All-World ex-US Index Fund

Statement of Operations

Year Ended
October 31, 2012
($000)
Investment Income
Income
Dividends[1,2]	427,498
Interest[2]	25
Security Lending	11,435
Total Income	438,958
Expenses
The Vanguard Group—Note B
Investment Advisory Services	832
Management and Administrative—Investor Shares	1,445
Management and Administrative—Admiral Shares	1,042
Management and Administrative—Institutional Shares	2,171
Management and Administrative—Institutional Plus Shares	451
Management and Administrative—ETF Shares	6,026
Marketing and Distribution—Investor Shares	236
Marketing and Distribution—Admiral Shares	125
Marketing and Distribution—Institutional Shares	1,093
Marketing and Distribution—Institutional Plus Shares	169
Marketing and Distribution—ETF Shares	1,653
Custodian Fees	3,104
Auditing Fees	34
Shareholders’ Reports—Investor Shares	10
Shareholders’ Reports—Admiral Shares	6
Shareholders’ Reports—Institutional Shares	13
Shareholders’ Reports—Institutional Plus Shares	3
Shareholders’ Reports—ETF Shares	163
Trustees’ Fees and Expenses	11
Total Expenses	18,587
Net Investment Income	420,371
Realized Net Gain (Loss)
Investment Securities Sold[2]	(110,408)
Futures Contracts	368
Foreign Currencies and Forward Currency Contracts	(1,665)
Realized Net Gain (Loss)	(111,705)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	390,989
Futures Contracts	(55)
Foreign Currencies and Forward Currency Contracts	(680)
Change in Unrealized Appreciation (Depreciation)	390,254
Net Increase (Decrease) in Net Assets Resulting from Operations	698,920

1 Dividends are net of foreign withholding taxes of $27,476,000.
2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $160,000, $25,000, and ($3,000), respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

23

FTSE All-World ex-US Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	420,371	398,678
Realized Net Gain (Loss)	(111,705)	35,501
Change in Unrealized Appreciation (Depreciation)	390,254	(1,310,815)
Net Increase (Decrease) in Net Assets Resulting from Operations	698,920	(876,636)
Distributions
Net Investment Income
Investor Shares	(26,795)	(31,143)
Admiral Shares	(50,819)	—
Institutional Shares	(191,489)	(91,968)
Institutional Plus Shares	(44,765)	(3,069)
ETF Shares	(334,236)	(143,060)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(648,104)	(269,240)
Capital Share Transactions
Investor Shares	(761,661)	13,749
Admiral Shares	1,042,558	144,429
Institutional Shares	(288,518)	162,384
Institutional Plus Shares	687,665	630,408
ETF Shares	1,079,220	644,081
Net Increase (Decrease) from Capital Share Transactions	1,759,264	1,595,051
Total Increase (Decrease)	1,810,080	449,175
Net Assets
Beginning of Period	12,325,696	11,876,521
End of Period[1]	14,135,776	12,325,696

1 Net Assets—End of Period includes undistributed net investment income of $102,240,000 and $329,573,000.

See accompanying Notes, which are an integral part of the Financial Statements.

24

FTSE All-World ex-US Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$16.95	$18.43	$16.48	$12.77	$24.91
Investment Operations
Net Investment Income	.448	.512	.418[1]	.378[1]	.637[1]
Net Realized and Unrealized Gain (Loss)
on Investments	.397	(1.608)	1.853	3.622	(12.592)
Total from Investment Operations	.845	(1.096)	2.271	4.000	(11.955)
Distributions
Dividends from Net Investment Income	(.765)	(.384)	(.321)	(.290)	(.185)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.765)	(.384)	(.321)	(.290)	(.185)
Net Asset Value, End of Period	$17.03	$16.95	$18.43	$16.48	$12.77

Total Return[2]	5.30%	-6.11%	13.94%	32.19%	-48.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$543	$1,330	$1,458	$748	$296
Ratio of Total Expenses to
Average Net Assets	0.30%	0.35%	0.35%	0.40%	0.35%
Ratio of Net Investment Income to
Average Net Assets	3.13%	2.87%	2.45%	2.75%	3.24%
Portfolio Turnover Rate[3]	6%	6%	6%	9%	7%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

FTSE All-World ex-US Index Fund

Financial Highlights

Admiral Shares

	Year	Sept. 27,
	Ended	2011[1] to
	October 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$26.86	$25.00
Investment Operations
Net Investment Income	.818	.082
Net Realized and Unrealized Gain (Loss) on Investments	.543	1.778
Total from Investment Operations	1.361	1.860
Distributions
Dividends from Net Investment Income	(1.361)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.361)	—
Net Asset Value, End of Period	$26.86	$26.86

Total Return[2]	5.46%	7.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,235	$152
Ratio of Total Expenses to Average Net Assets	0.15%	0.18%[3]
Ratio of Net Investment Income to Average Net Assets	3.28%	3.04%[3]
Portfolio Turnover Rate[4]	6%	6%

1 Inception.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$85.10	$92.50	$82.71	$64.06	$124.76
Investment Operations
Net Investment Income	2.628	2.785	2.226[1]	2.101[1]	3.323[1]
Net Realized and Unrealized Gain (Loss)
on Investments	1.735	(8.113)	9.322	18.142	(62.979)
Total from Investment Operations	4.363	(5.328)	11.548	20.243	(59.656)
Distributions
Dividends from Net Investment Income	(4.323)	(2.072)	(1.758)	(1.593)	(1.044)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.323)	(2.072)	(1.758)	(1.593)	(1.044)
Net Asset Value, End of Period	$85.14	$85.10	$92.50	$82.71	$64.06

Total Return[2]	5.51%	-5.94%	14.15%	32.56%	-48.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,684	$3,975	$4,146	$1,608	$448
Ratio of Total Expenses to
Average Net Assets	0.12%	0.13%	0.15%	0.15%	0.10%
Ratio of Net Investment Income to
Average Net Assets	3.31%	3.09%	2.65%	3.00%	3.49%
Portfolio Turnover Rate[3]	6%	6%	6%	9%	7%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Plus Shares

	Year	Dec. 16,
	Ended	2010[1] to
	October 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$90.15	$99.48
Investment Operations
Net Investment Income	2.809	2.794
Net Realized and Unrealized Gain (Loss) on Investments	1.829	(9.947)
Total from Investment Operations	4.638	(7.153)
Distributions
Dividends from Net Investment Income	(4.618)	(2.177)
Distributions from Realized Capital Gains	—	—
Total Distributions	(4.618)	(2.177)
Net Asset Value, End of Period	$90.17	$90.15

Total Return[2]	5.54%	-7.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,274	$566
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	3.33%	3.12%[3]
Portfolio Turnover Rate[4]	6%	6%

1 Inception.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

28

FTSE All-World ex-US Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$43.17	$46.92	$41.95	$32.50	$63.32
Investment Operations
Net Investment Income	1.324	1.390	1.118[1]	1.011[1]	1.705[1]
Net Realized and Unrealized Gain (Loss)
on Investments	.884	(4.121)	4.715	9.224	(32.015)
Total from Investment Operations	2.208	(2.731)	5.833	10.235	(30.310)
Distributions
Dividends from Net Investment Income	(2.168)	(1.019)	(.863)	(.785)	(.510)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.168)	(1.019)	(.863)	(.785)	(.510)
Net Asset Value, End of Period	$43.21	$43.17	$46.92	$41.95	$32.50

Total Return	5.51%	-5.99%	14.07%	32.41%	-48.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,400	$6,301	$6,272	$4,366	$1,701
Ratio of Total Expenses to
Average Net Assets	0.15%	0.18%	0.22%	0.25%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.28%	3.04%	2.58%	2.90%	3.39%
Portfolio Turnover Rate[2]	6%	6%	6%	9%	7%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

29

FTSE All-World ex-US Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a

30

FTSE All-World ex-US Index Fund

fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2012, the fund’s average investment in futures and forward currency contracts each represented less than 1% of net assets, based on quarterly average aggregate settlement values and average notional amounts, respectively.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions prior to May 23, 2012, were credited to paid-in capital.

31

FTSE All-World ex-US Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2012, the fund had contributed capital of $1,938,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.78% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	1,786,234	—	—
Common Stocks—Other	207,488	12,158,692	108
Temporary Cash Investments	103,269	3,100	—
Futures Contracts—Liabilities[1]	(6)	—	—
Forward Currency Contracts—Liabilities	—	(74)	—
Total	2,096,985	12,161,718	108
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2012, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Liabilities	(6)	(74)	(80)

32

FTSE All-World ex-US Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2012, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	368	—	368
Forward Currency Contracts	—	262	262
Realized Net Gain (Loss) on Derivatives	368	262	630

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(55)	—	(55)
Forward Currency Contracts	—	(74)	(74)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(55)	(74)	(129)

At October 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
FTSE 100 Index	December 2012	28	2,600	(33)
Eurostoxx 50 Index	December 2012	71	2,304	(36)
Topix Index	December 2012	19	1,761	(12)
S&P ASX 200 Index	December 2012	10	1,168	26

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At October 31, 2012, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	12/21/12	GBP	1,679	USD	2,705	(19)
UBS AG	12/21/12	EUR	1,752	USD	2,271	(18)
UBS AG	12/18/12	JPY	131,828	USD	1,650	(34)
UBS AG	12/21/12	AUD	1,090	USD	1,125	(3)

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

33

FTSE All-World ex-US Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2012, the fund realized net foreign currency losses of $1,927,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2012, the fund realized gains on the sale of passive foreign investment companies of $2,329,000 which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2012, had unrealized appreciation of $26,885,000.

The fund realized gains on the sale of securities that were subject to capital gains tax in certain foreign countries. Capital gains taxes reduced realized gains for financial statement purposes but are treated as an expense for tax purposes. Accordingly, $2,000 of capital gains tax has been reclassified from accumulated net realized losses to undistributed net investment income.

For tax purposes, at October 31, 2012, the fund had $137,842,000 of ordinary income available for distribution. At October 31, 2012, the fund had available capital losses totaling $445,007,000 to offset future net capital gains. Of this amount, $281,206,000 is subject to expiration dates; $1,431,000 may be used to offset future net capital gains through October 31, 2015, $29,919,000 through October 31, 2016, $138,066,000 through October 31, 2017, $32,560,000 through October 31, 2018, and $79,230,000 through October 31, 2019. Capital losses of $163,801,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At October 31, 2012, the cost of investment securities for tax purposes was $14,175,103,000. Net unrealized appreciation of investment securities for tax purposes was $83,788,000, consisting of unrealized gains of $1,985,545,000 on securities that had risen in value since their purchase and $1,901,757,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2012, the fund purchased $2,294,266,000 of investment securities and sold $757,791,000 of investment securities, other than temporary cash investments. Purchases include $1,071,926,000 in connection with in-kind purchases of the fund’s capital shares.

34

FTSE All-World ex-US Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	175,184	10,565	500,591	26,968
Issued in Lieu of Cash Distributions	25,449	1,587	26,921	1,462
Redeemed[1]	(962,294)	(58,735)	(513,763)	(29,048)
Net Increase (Decrease) —Investor Shares	(761,661)	(46,583)	13,749	(618)
Admiral Shares
Issued	1,206,952	46,680	146,186	5,743
Issued in Lieu of Cash Distributions	40,215	1,580	—	—
Redeemed[1]	(204,609)	(7,981)	(1,757)	(68)
Net Increase (Decrease)—Admiral Shares	1,042,558	40,279	144,429	5,675
Institutional Shares
Issued	845,324	10,262	1,337,606	14,530
Issued in Lieu of Cash Distributions	170,478	2,132	81,713	885
Redeemed[1]	(1,304,320)	(15,844)	(1,256,935)	(13,521)
Net Increase (Decrease) —Institutional Shares	(288,518)	(3,450)	162,384	1,894
Institutional Plus Shares
Issued	748,998	8,528	652,769	6,516
Issued in Lieu of Cash Distributions	37,707	438	—	—
Redeemed[1]	(99,040)	(1,121)	(22,361)	(232)
Net Increase (Decrease) —Institutional Plus Shares	687,665	7,845	630,408	6,284
ETF Shares
Issued	1,079,220	25,325	1,098,970	22,458
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	—	—	(454,889)	(10,200)
Net Increase (Decrease) —ETF Shares	1,079,220	25,325	644,081	12,258

1 Net of redemption fees for fiscal 2012 and 2011 of $59,000 and $112,000, respectively (fund totals). Effective May 23, 2012, the redemption fee was eliminated.

H. In preparing the financial statements as of October 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

35

FTSE All-World ex-US Small-Cap Index Fund

Fund Profile
As of October 31, 2012

Share-Class Characteristics
	Investor	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VFSVX	VFSNX	VSS
Expense Ratio[1]	0.50%	0.25%	0.28%

Portfolio Characteristics
		FTSE Global
		Small Cap
	Fund	ex US Index
Number of Stocks	3,085	3,048
Median Market Cap	$1.4B	$1.4B
Price/Earnings Ratio	21.1x	18.2x
Price/Book Ratio	1.3x	1.3x
Return on Equity	11.4%	11.4%
Earnings Growth Rate	6.8%	6.9%
Dividend Yield	2.9%	2.9%
Turnover Rate	18%	—
Short-Term Reserves	0.1%	—

Sector Diversification (% of equity exposure)
		FTSE Global
		Small Cap
	Fund	ex US Index
Consumer Discretionary	15.7%	15.7%
Consumer Staples	6.7	6.8
Energy	8.0	8.0
Financials	19.2	19.0
Health Care	5.5	5.6
Industrials	19.0	19.0
Information Technology	8.9	8.8
Materials	13.1	13.1
Telecommunication Services	1.1	1.1
Utilities	2.8	2.9

Volatility Measures
FTSE Global
Small Cap
ex US Index
R-Squared	0.99
Beta	1.01

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Catamaran Corp.	Health Care Services	0.5%
Franco-Nevada Corp.	Gold	0.4
Pembina Pipeline Corp.	Oil & Gas Storage &
	Transportation	0.4
Aberdeen Asset	Asset Management
Management plc	& Custody Banks	0.3
Viterra Inc.	Agricultural Products	0.3
Metro Inc.	Food Retail	0.3
Babcock International	Diversified Support
Group plc	Services	0.3
Baytex Energy Corp.	Oil & Gas Exploration
	& Production	0.3
Tourmaline Oil Corp.	Oil & Gas Exploration
	& Production	0.3
New Gold Inc.	Gold	0.3
Top Ten		3.4%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 28, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2012, the expense ratios were 0.45% for Investor Shares, 0.24% for Institutional Shares, and 0.25% for ETF Shares.

36

FTSE All-World ex-US Small-Cap Index Fund

Market Diversification (% of equity exposure)
		FTSE
		Global
		Small Cap
		ex US
	Fund	Index
Europe
United Kingdom	15.6%	15.6%
Germany	3.6	3.6
Switzerland	2.5	2.5
France	2.3	2.3
Sweden	1.9	1.9
Italy	1.7	1.7
Netherlands	1.4	1.4
Spain	1.1	1.1
Ireland	1.0	0.9
Other	6.1	6.0
Subtotal	37.2%	37.0%
Pacific
Japan	11.7%	11.6%
Australia	5.8	5.8
Singapore	1.9	1.9
Other	1.2	1.2
Subtotal	20.6%	20.5%
Emerging Markets
Taiwan	5.8%	5.8%
South Korea	3.6	3.6
China	3.5	3.5
Brazil	2.4	2.4
India	2.1	2.1
Malaysia	1.3	1.3
Mexico	1.0	1.0
Other	5.3	5.5
Subtotal	25.0%	25.2%
North America
Canada	17.0%	17.0%
Middle East	0.2%	0.3%

37

FTSE All-World ex-US Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: April 2, 2009, Through October 31, 2012
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2012
		Since	Final Value
	One	Inception	of a $10,000
	Year	(4/2/2009)	Investment
FTSE All-World ex-US Small-Cap
Index Fund	3.74%	17.58%	$17,862

FTSE Global Small Cap ex US Index	4.20	19.11	18,707
International Small-Cap Funds
Average	9.11	19.47	18,910

International Small-Cap Funds Average: Derived from data provided by Lipper Inc.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $5,000,000
	Year	(4/2/2009)	Investment
FTSE All-World ex-US Small-Cap Index Fund
Institutional Shares	3.98%	17.87%	$9,009,354
FTSE Global Small Cap ex US Index	4.20	19.11	9,353,548

"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard.

Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases and redemptions as of October 31, 2012. The fee does not apply to the ETF Shares. The Fiscal-Year Total Returns chart is not adjusted for fees.
See Financial Highlights for dividend and capital gains information.

38

FTSE All-World ex-US Small-Cap Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2012

		Since	Final Value
	One	Inception	of a $10,000
	Year	(4/2/2009)	Investment
FTSE All-World ex-US Small-Cap Index Fund
ETF Shares Net Asset Value	4.99%	19.11%	$18,174
FTSE Global Small Cap ex US Index	4.20	19.11	18,707

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Cumulative Returns of ETF Shares: April 2, 2009, Through October 31, 2012

		Since
	One	Inception
	Year	(4/2/2009)
FTSE All-World ex-US Small-Cap Index Fund
ETF Shares Market Price	6.06%	82.29%
FTSE All-World ex-US Small-Cap Index Fund
ETF Shares Net Asset Value	4.99	81.74
FTSE Global Small Cap ex US Index	4.20	87.07

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Fiscal-Year Total Returns (%): April 2, 2009, Through October 31, 2012

FTSE All-World ex-US Small-Cap Index Fund Investor Shares
FTSE Global Small Cap ex US Index

Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases and redemptions as of October 31, 2012. The fee does not apply to the ETF Shares. The Fiscal-Year Total Returns chart is not adjusted for fees.

39

FTSE All-World ex-US Small-Cap Index Fund

Average Annual Total Returns: Periods Ended September 30, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Investor Shares	4/2/2009	14.59%	18.37%
Fee-Adjusted Returns		13.47	18.05
Institutional Shares	4/2/2009	14.84	18.66
Fee-Adjusted Returns		13.72	18.34
ETF Shares	4/2/2009
Market Price		16.14	18.76
Net Asset Value		14.81	18.63

Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases and redemptions as of October 31, 2012. The fee does not apply to the ETF Shares. The Fiscal-Year Total Returns chart is not adjusted for fees.

40

FTSE All-World ex-US Small-Cap Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Centro Retail Australia	972,494	2,168	0.2%
Australia—Other †		72,524	5.6%
		74,692	5.8%

Austria †		7,367	0.6%

Belgium †		11,990	0.9%

Brazil
BR Properties SA	212,013	2,777	0.2%
Brazil—Other †		28,448	2.2%
		31,225	2.4%
Canada
* Catamaran Corp.	139,292	6,541	0.5%
Franco-Nevada Corp.	97,963	5,641	0.4%
^ Pembina Pipeline Corp.	194,184	5,430	0.4%
^ Metro Inc.	66,742	3,937	0.3%
^ Baytex Energy Corp.	81,632	3,715	0.3%
* Tourmaline Oil Corp.	112,097	3,704	0.3%
Viterra Inc.	234,287	3,692	0.3%
* New Gold Inc.	315,208	3,689	0.3%
* Athabasca Oil Corp.	273,259	3,308	0.3%
Progress Energy Resources Corp.	162,001	3,264	0.3%
Dollarama Inc.	50,731	3,205	0.3%
Vermilion Energy Inc.	66,907	3,199	0.2%
Onex Corp.	79,445	3,198	0.2%
^ H&R REIT	127,072	3,070	0.2%
^ Emera Inc.	84,211	2,943	0.2%
Gildan Activewear Inc.	82,925	2,824	0.2%

41

FTSE All-World ex-US Small-Cap Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Atco Ltd.	35,375	2,614	0.2%
Keyera Corp.	51,040	2,477	0.2%
Inmet Mining Corp.	47,287	2,438	0.2%
^ Dundee REIT	66,020	2,423	0.2%
Peyto Exploration & Development Corp.	98,511	2,407	0.2%
AltaGas Ltd.	68,958	2,323	0.2%
Pan American Silver Corp.	105,204	2,308	0.2%
Boardwalk REIT	32,818	2,112	0.2%
^ Calloway REIT	72,808	2,110	0.2%
Canada—Other †		135,746	10.5%
		218,318	17.0%

Chile †		10,162	0.8%

China †		44,698	3.5%

Denmark
GN Store Nord A/S	141,577	2,219	0.2%
Denmark—Other †		8,151	0.6%
		10,370	0.8%

Egypt †		1,688	0.1%

Finland
Elisa Oyj	113,578	2,437	0.2%
Finland—Other †		18,232	1.4%
		20,669	1.6%

France †		29,604	2.3%

Germany
Symrise AG	80,186	2,884	0.2%
MTU Aero Engines Holding AG	26,243	2,206	0.2%
Germany—Other †		41,333	3.2%
		46,423	3.6%

Greece †		4,431	0.3%

Hong Kong †		12,117	0.9%

Hungary †		285	0.0%

India †		26,875	2.1%

Indonesia †		13,445	1.0%

Ireland †		12,788	1.0%

Israel †		2,976	0.2%

Italy †		22,057	1.7%

Japan †		149,883	11.6%

42

FTSE All-World ex-US Small-Cap Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Luxembourg †		999	0.1%

Malaysia †		16,605	1.3%

Mexico †		12,636	1.0%

Netherlands †		17,627	1.4%

New Zealand †		3,751	0.3%

Norway
Petroleum Geo-Services ASA	144,587	2,498	0.2%
TGS Nopec Geophysical Co. ASA	71,290	2,422	0.2%
Schibsted ASA	56,921	2,130	0.2%
Norway—Other †		13,277	1.0%
		20,327	1.6%

Philippines †		9,235	0.7%

Poland †		6,586	0.5%

Portugal †		2,860	0.2%

Russia †		863	0.1%

[1]Singapore †		24,011	1.9%

South Africa †		5,552	0.4%

South Korea †		46,000	3.6%

Spain †		14,405	1.1%

Sweden †		24,935	1.9%

Switzerland †		32,385	2.5%

Taiwan †		74,205	5.8%

Thailand †		11,295	0.9%

Turkey †		9,858	0.8%

United Kingdom
Aberdeen Asset Management plc	781,089	4,097	0.3%
Babcock International Group plc	244,494	3,865	0.3%
Melrose plc	856,218	3,335	0.3%
Croda International plc	91,889	3,272	0.2%
Travis Perkins plc	166,716	2,913	0.2%
Pennon Group plc	247,380	2,866	0.2%
Mondi plc	252,839	2,787	0.2%
Informa plc	409,655	2,652	0.2%
Persimmon plc	201,732	2,596	0.2%

43

FTSE All-World ex-US Small-Cap Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Balfour Beatty plc		468,394	2,388	0.2%
Derwent London plc		70,555	2,348	0.2%
Spectris plc		79,487	2,226	0.2%
* Berkeley Group Holdings plc		88,962	2,189	0.2%
DS Smith plc		626,230	2,162	0.2%
Rotork plc		58,014	2,137	0.2%
Taylor Wimpey plc		2,144,974	2,120	0.2%
United Kingdom—Other †			153,736	11.9%
			197,689	15.4%
Total Common Stocks (Cost $1,234,590)			1,283,887	99.7%

	Coupon
Temporary Cash Investment
Money Market Fund
[2,3] Vanguard Market Liquidity Fund (Cost $57,424)	0.167%	57,424,000	57,424	4.5%
Total Investments (Cost $1,292,014)			1,341,311	104.2%
Other Assets and Liabilities
Other Assets			8,876	0.7%
Liabilities[2]			(63,100)	(4.9%)
			(54,224)	(4.2%)
Net Assets			1,287,087	100.0%

44

FTSE All-World ex-US Small-Cap Index Fund

At October 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	1,268,032
Undistributed Net Investment Income	9,709
Accumulated Net Realized Losses	(39,940)
Unrealized Appreciation (Depreciation)
Investment Securities	49,297
Foreign Currencies	(11)
Net Assets	1,287,087

Investor Shares—Net Assets
Applicable to 6,987,042 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	232,024
Net Asset Value Per Share—Investor Shares	$33.21

Institutional Shares—Net Assets
Applicable to 88,750 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	14,767
Net Asset Value Per Share—Institutional Shares	$166.39

ETF Shares—Net Assets
Applicable to 11,942,200 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,040,296
Net Asset Value Per Share—ETF Shares	$87.11

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $52,832,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the aggregate value of this security was $391,000.
2 Includes $56,604,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

45

FTSE All-World ex-US Small-Cap Index Fund

Statement of Operations

Year Ended
October 31, 2012
($000)
Investment Income
Income
Dividends[1]	32,727
Interest[2]	6
Security Lending	2,015
Total Income	34,748
Expenses
The Vanguard Group—Note B
Investment Advisory Services	154
Management and Administrative—Investor Shares	754
Management and Administrative—Institutional Shares	29
Management and Administrative—ETF Shares	1,402
Marketing and Distribution—Investor Shares	52
Marketing and Distribution—Institutional Shares	7
Marketing and Distribution—ETF Shares	264
Custodian Fees	567
Auditing Fees	37
Shareholders’ Reports—Investor Shares	3
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	49
Trustees’ Fees and Expenses	1
Total Expenses	3,319
Net Investment Income	31,429
Realized Net Gain (Loss)
Investment Securities Sold	(29,825)
Foreign Currencies	(550)
Realized Net Gain (Loss)	(30,375)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	52,294
Foreign Currencies	(26)
Change in Unrealized Appreciation (Depreciation)	52,268
Net Increase (Decrease) in Net Assets Resulting from Operations	53,322

1 Dividends are net of foreign withholding taxes of $2,625,000.
2 Interest income from an affiliated company of the fund was $6,000.

See accompanying Notes, which are an integral part of the Financial Statements.

46

FTSE All-World ex-US Small-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	31,429	28,936
Realized Net Gain (Loss)	(30,375)	1,521
Change in Unrealized Appreciation (Depreciation)	52,268	(142,925)
Net Increase (Decrease) in Net Assets Resulting from Operations	53,322	(112,468)
Distributions
Net Investment Income
Investor Shares	(7,199)	(4,104)
Institutional Shares	(1,166)	(553)
ETF Shares	(34,718)	(15,842)
Realized Capital Gain[1]
Investor Shares	—	(1,527)
Institutional Shares	—	(195)
ETF Shares	—	(5,540)
Total Distributions	(43,083)	(27,761)
Capital Share Transactions
Investor Shares	25,300	60,555
Institutional Shares	(18,363)	27,516
ETF Shares	125,656	391,489
Net Increase (Decrease) from Capital Share Transactions	132,593	479,560
Total Increase (Decrease)	142,832	339,331
Net Assets
Beginning of Period	1,144,255	804,924
End of Period[2]	1,287,087	1,144,255

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $0 and $3,294,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $9,709,000 and $20,942,000.

See accompanying Notes, which are an integral part of the Financial Statements.

47

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Investor Shares
				March 19,
				2009[1] to
For a Share Outstanding		Year Ended October 31,		Oct. 31,
Throughout Each Period	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$32.89	$36.34	$29.83	$20.00
Investment Operations
Net Investment Income	.798	.854	.603[2]	.257[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	.649	(3.231)	6.430	9.573
Total from Investment Operations	1.447	(2.377)	7.033	9.830
Distributions
Dividends from Net Investment Income	(1.127)	(.782)	(.314)	—
Distributions from Realized Capital Gains	—	(.291)	(.209)	—
Total Distributions	(1.127)	(1.073)	(.523)	—
Net Asset Value, End of Period	$33.21	$32.89	$36.34	$29.83

Total Return[4]	4.77%	-6.85%	23.90%	49.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$232	$204	$170	$62
Ratio of Total Expenses to Average Net Assets	0.45%	0.50%	0.55%	0.78%[5]
Ratio of Net Investment Income to Average Net Assets	2.54%	2.35%	1.89%	1.49%[5]
Portfolio Turnover Rate[6]	18%	37%	19%	19%

1 Subscription period for the fund was March 19, 2009 to April 2, 2009, during which time all assets were held in money market instruments. Performance measurement began April 2, 2009, at a net asset value of $20.00.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.03, $.06, $.05, and $.04.
4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

48

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Institutional Shares
				April 2,
				2009[1] to
For a Share Outstanding		Year Ended October 31,		Oct. 31,
Throughout Each Period	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$165.23	$182.36	$149.40	$100.00
Investment Operations
Net Investment Income	4.244	4.892	3.284[2]	1.625[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	3.315	(16.420)	32.377	47.775
Total from Investment Operations	7.559	(11.528)	35.661	49.400
Distributions
Dividends from Net Investment Income	(6.399)	(4.143)	(1.655)	—
Distributions from Realized Capital Gains	—	(1.459)	(1.046)	—
Total Distributions	(6.399)	(5.602)	(2.701)	—
Net Asset Value, End of Period	$166.39	$165.23	$182.36	$149.40

Total Return[4]	5.00%	-6.64%	24.21%	49.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15	$35	$9	$7
Ratio of Total Expenses to Average Net Assets	0.24%	0.25%	0.30%	0.52%[5]
Ratio of Net Investment Income to Average Net Assets	2.75%	2.60%	2.14%	1.75%[5]
Portfolio Turnover Rate[6]	18%	37%	19%	19%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.20, $.18, $.32, and $.27.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

49

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

ETF Shares
				April 2,
				2009[1] to
	Year Ended October 31,
For a Share Outstanding				Oct. 31,
Throughout Each Period	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$86.38	$95.38	$78.21	$52.36
Investment Operations
Net Investment Income	2.252	2.450	1.750[2]	.714[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	1.707	(8.505)	16.884	25.136
Total from Investment Operations	3.959	(6.055)	18.634	25.850
Distributions
Dividends from Net Investment Income	(3.229)	(2.182)	(.917)	—
Distributions from Realized Capital Gains	—	(.763)	(.547)	—
Total Distributions	(3.229)	(2.945)	(1.464)	—
Net Asset Value, End of Period	$87.11	$86.38	$95.38	$78.21

Total Return	4.99%	-6.67%	24.17%	49.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,040	$906	$626	$283
Ratio of Total Expenses to Average Net Assets	0.25%	0.28%	0.33%	0.55%[4]
Ratio of Net Investment Income to Average Net Assets	2.74%	2.57%	2.11%	1.72%[4]
Portfolio Turnover Rate[5]	18%	37%	19%	19%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.07, $.13, $.14, and $.07.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

50

FTSE All-World ex-US Small-Cap Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard

51

FTSE All-World ex-US Small-Cap Index Fund

Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2012, the fund had contributed capital of $175,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	271,993	348	—
Common Stocks—Other	669	1,010,483	394
Temporary Cash Investments	57,424	—	—
Total	330,086	1,010,831	394

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FTSE All-World ex-US Small-Cap Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2012, the fund realized net foreign currency losses of $550,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2012, the fund realized gains on the sale of passive foreign investment companies of 1,106,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2012, had unrealized appreciation of $15,413,000.

For tax purposes, at October 31, 2012, the fund had $25,964,000 of ordinary income available for distribution. At October 31, 2012, the fund had available capital losses totaling $39,583,000 to offset future net capital gains. Of this amount, $8,715,000 is subject to expiration on October 31, 2019. Capital losses of $30,868,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At October 31, 2012, the cost of investment securities for tax purposes was $1,307,667,000. Net unrealized appreciation of investment securities for tax purposes was $33,644,000, consisting of unrealized gains of $192,172,000 on securities that had risen in value since their purchase and $158,528,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2012, the fund purchased $332,212,000 of investment securities and sold $208,229,000 of investment securities, other than temporary cash investments. Purchases include $99,542,000 in connection with in-kind purchases of the fund’s capital shares.

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FTSE All-World ex-US Small-Cap Index Fund

F. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	70,079	2,201	123,794	3,346
Issued in Lieu of Cash Distributions	6,336	209	5,080	138
Redeemed [2]	(51,115)	(1,620)	(68,319)	(1,968)
Net Increase (Decrease) —Investor Shares	25,300	790	60,555	1,516
Institutional Shares
Issued[1]	—	—	26,768	155
Issued in Lieu of Cash Distributions	1,040	7	748	4
Redeemed [2]	(19,403)	(128)	—	—
Net Increase (Decrease) —Institutional Shares	(18,363)	(121)	27,516	159
ETF Shares
Issued[1]	125,656	1,456	417,380	4,228
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed [2]	—	—	(25,891)	(300)
Net Increase (Decrease)—ETF Shares	125,656	1,456	391,489	3,928

1 Includes purchase fees for fiscal 2012 and 2011 of $586,000 and $1,346,000, respectively (fund totals).
2 Net of redemption fees for fiscal 2012 and 2011 of $419,000 and $419,000, respectively (fund totals).

G. In preparing the financial statements as of October 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

54

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund:

In our opinion, the accompanying statements of net assets—investments summaries, the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund (constituting separate portfolios of Vanguard International Equity Index Funds, hereafter referred to as the “Funds”) at October 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and brokers, and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 14, 2012

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Special 2012 tax information (unaudited) for Vanguard FTSE All-World ex-US Index Fund

This information for the fiscal year ended October 31, 2012, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $472,577,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $400,665,000 and foreign taxes paid of $27,232,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2013 to determine the calendar-year amounts to be included on their 2012 tax returns.

Special 2012 tax information (unaudited) for Vanguard FTSE All-World ex-US Small Cap Index Fund

This information for the fiscal year ended October 31, 2012, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $27,186,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $31,074,000 and foreign taxes paid of $2,612,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2013 to determine the calendar-year amounts to be included on their 2012 tax returns.

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Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2012. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: FTSE International Index Funds
Periods Ended October 31, 2012
				Since
	One		Five	Inception
	Year		Years	(3/8/2007)
FTSE All-World ex-US Index Fund Investor Shares
Returns Before Taxes	5.30%		-5.10%	-0.75%
Returns After Taxes on Distributions	4.44		-5.47	-1.08
Returns After Taxes on Distributions and Sale of Fund Shares	4.20		-4.32	-0.68

				Since
		One		Inception
		Year		(4/2/2009)
FTSE All-World ex-US Small-Cap Index Fund Investor Shares
Returns Before Taxes		4.77%		17.90%
Returns After Taxes on Distributions		3.03		16.99
Returns After Taxes on Distributions and Sale of Fund Shares		2.94		15.13

Returns for the FTSE All-World ex-US Small-Cap Index Fund are adjusted to reflect the 0.50% fee on purchases and redemptions as of October 31, 2012.

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About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

58

Six Months Ended October 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	4/30/2012	10/31/2012	Period
Based on Actual Fund Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,015.47	$1.32
Admiral Shares	1,000.00	1,015.86	0.61
Institutional Shares	1,000.00	1,016.09	0.56
Institutional Plus Shares	1,000.00	1,016.06	0.51
ETF Shares	1,000.00	1,016.20	0.66
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,006.12	$2.12
Institutional Shares	1,000.00	1,007.05	1.16
ETF Shares	1,000.00	1,007.00	1.16
Based on Hypothetical 5% Yearly Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,023.89	$1.33
Admiral Shares	1,000.00	1,024.60	0.61
Institutional Shares	1,000.00	1,024.65	0.56
Institutional Plus Shares	1,000.00	1,024.70	0.51
ETF Shares	1,000.00	1,024.55	0.66
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,023.09	$2.14
Institutional Shares	1,000.00	1,024.05	1.17
ETF Shares	1,000.00	1,024.05	1.17

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the FTSE All-World ex-US Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares; 0.11% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.13% for ETF Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.42% for Investor Shares, 0.23% for Institutional Shares, and 0.23% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

59

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

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Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U. S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.
Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm and Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Director of SKF AB
(diversified manufacturing and services), Hewlett-	(industrial machinery), Hillenbrand, Inc. (specialized
Packard Co. (electronic computer manufacturing),	consumer services), the Lumina Foundation for

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Vanguard Senior ManagementTeam
President, and Chief Executive Officer of NACCO
Industries, Inc. (forklift trucks/housewares/lignite);	Mortimer J. Buckley	Michael S. Miller
Director of Goodrich Corporation (industrial products/	Kathleen C. Gubanich	James M. Norris
aircraft systems and services) and the National	Paul A. Heller	Glenn W. Reed
Association of Manufacturers; Chairman of the Board	Martha G. King	George U. Sauter
of the Federal Reserve Bank of Cleveland and of	Chris D. McIsaac
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	Founder
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	“FTSE®” is a trademark jointly owned by the London
Direct Investor Account Services > 800-662-2739	Stock Exchange plc and The Financial Times Limited
and is used by FTSE International Limited under license.
Institutional Investor Services > 800-523-1036	”All-World” is a trademark of FTSE International
Text Telephone for People	Limited. The FTSE All-World ex US Index and FTSE
With Hearing Impairment > 800-749-7273	Global Small Cap ex US Index are calculated by FTSE
International Limited. FTSE International Limited does
This material may be used in conjunction	not sponsor, endorse, or promote the funds; is not in
with the offering of shares of any Vanguard	any way connected to them; and does not accept any
fund only if preceded or accompanied by	liability in relation to their issue, operation, and
the fund’s current prospectus.	trading.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7700 122012

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (100.1%)[1]
Argentina (0.0%)
Tenaris SA ADR	137,850	5,186

Australia (6.2%)
BHP Billiton Ltd.	2,787,236	98,684
Commonwealth Bank of Australia	1,382,817	82,811
Westpac Banking Corp.	2,675,046	70,723
Australia & New Zealand Banking Group Ltd.	2,358,882	62,231
National Australia Bank Ltd.	1,974,282	52,762
Woolworths Ltd.	1,065,582	32,502
Wesfarmers Ltd.	869,244	31,336
Rio Tinto Ltd.	377,852	22,277
Westfield Group	2,004,343	22,156
CSL Ltd.	445,310	21,963
Woodside Petroleum Ltd.	536,870	19,143
Newcrest Mining Ltd.	660,844	18,226
Telstra Corp. Ltd.	3,799,564	16,329
QBE Insurance Group Ltd.	1,025,502	14,010
AMP Ltd.	2,512,599	11,954
Origin Energy Ltd.	940,983	11,076
Suncorp Group Ltd.	1,117,360	10,884
Brambles Ltd.	1,350,397	10,168
Santos Ltd.	832,553	9,927
Macquarie Group Ltd.	300,073	9,912
Oil Search Ltd.	1,144,815	8,822
Amcor Ltd.	1,042,567	8,541
Insurance Australia Group Ltd.	1,795,411	8,538
Westfield Retail Trust	2,646,856	8,499
Fortescue Metals Group Ltd.	2,015,352	8,492
Orica Ltd.	313,493	8,166
Transurban Group	1,264,046	7,978
AGL Energy Ltd.	468,493	7,065
Stockland	1,944,303	6,976
Coca-Cola Amatil Ltd.	496,454	6,926
Goodman Group	1,394,067	6,400
QR National Ltd.	1,589,390	6,165
GPT Group	1,566,863	5,786
WorleyParsons Ltd.	210,918	5,394
Wesfarmers Ltd. Price Protected Shares	134,352	5,035
Crown Ltd.	473,980	4,777
ASX Ltd.	151,556	4,666
Incitec Pivot Ltd.	1,417,126	4,642
Mirvac Group	2,965,427	4,627
Sonic Healthcare Ltd.	335,281	4,521
Lend Lease Group	489,694	4,396
Computershare Ltd.	486,432	4,381
Dexus Property Group	4,156,649	4,242
Asciano Ltd.	847,433	4,011
Iluka Resources Ltd.	365,954	3,754
Cochlear Ltd.	50,163	3,705
CFS Retail Property Trust Group	1,808,613	3,665
James Hardie Industries plc	376,466	3,601
Tatts Group Ltd.	1,186,731	3,447
Ramsay Health Care Ltd.	129,298	3,189
^ APA Group	563,444	3,016
Toll Holdings Ltd.	633,211	2,917
Metcash Ltd.	764,084	2,902
Bendigo and Adelaide Bank Ltd.	341,522	2,860
ALS Ltd.	291,867	2,802
Treasury Wine Estates Ltd.	546,485	2,800
Leighton Holdings Ltd.	148,888	2,763
Echo Entertainment Group Ltd.	713,838	2,594
Boral Ltd.	659,041	2,455

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	OZ Minerals Ltd.	272,694	2,314
	Sydney Airport	645,171	2,269
	Commonwealth Property Office Fund	2,012,073	2,253
	Alumina Ltd.	2,162,951	2,159
	Bank of Queensland Ltd.	268,196	2,106
	Caltex Australia Ltd.	117,250	2,072
	Whitehaven Coal Ltd.	645,761	2,039
	Tabcorp Holdings Ltd.	653,484	1,924
	Ansell Ltd.	113,292	1,836
	Sims Metal Management Ltd.	183,918	1,797
	Flight Centre Ltd.	64,555	1,781
	SP AusNet	1,438,090	1,582
	Challenger Ltd.	459,847	1,540
*	BlueScope Steel Ltd.	2,918,569	1,435
^	Harvey Norman Holdings Ltd.	726,344	1,435
	Aristocrat Leisure Ltd.	487,787	1,426
*	Qantas Airways Ltd.	1,028,489	1,418
*	Downer EDI Ltd.	362,882	1,351
	IOOF Holdings Ltd.	201,018	1,315
	Adelaide Brighton Ltd.	393,956	1,295
*	Atlas Iron Ltd.	756,096	1,201
	DuluxGroup Ltd.	304,148	1,116
^,*	Lynas Corp. Ltd.	1,472,617	1,111
	Perpetual Ltd.	37,731	1,092
*	Goodman Fielder Ltd.	1,760,228	1,066
	Nufarm Ltd.	161,974	966
	Arrium Ltd.	1,181,946	960
	Envestra Ltd.	1,016,218	954
*	Paladin Energy Ltd.	773,165	907
	New Hope Corp. Ltd.	199,489	907
	CSR Ltd.	465,786	846
	Australand Property Group	260,411	815
	Platinum Asset Management Ltd.	194,805	734
	Consolidated Media Holdings Ltd.	194,512	692
*	Macquarie Atlas Roads Group	380,603	610
	GWA Group Ltd.	322,198	584
^,*	Aquila Resources Ltd.	132,264	368
	Seven West Media Ltd.	250,773	316
	Ten Network Holdings Ltd.	823,580	239
^	Fairfax Media Ltd.	576,354	236
*	Energy Resources of Australia Ltd.	146,975	215
*	Gunns Ltd.	649,105	108
*	BGP Holdings plc	3,738,510	—
			875,980
Austria (0.2%)
*	Erste Group Bank AG	251,175	6,332
	OMV AG	143,578	5,254
	Voestalpine AG	149,262	4,700
	Andritz AG	67,745	4,082
	IMMOFINANZ AG	959,306	3,708
	Raiffeisen Bank International AG	52,566	2,106
	Telekom Austria AG	298,309	1,879
	Vienna Insurance Group AG Wiener Versicherung Gruppe	34,401	1,478
	Verbund AG	58,167	1,356
	Strabag SE	26,268	661
			31,556
Belgium (0.7%)
	Anheuser-Busch InBev NV	692,758	57,937
	UCB SA	117,693	6,874
	Ageas	230,247	5,870
	Umicore SA	104,109	5,350
	Groupe Bruxelles Lambert SA	66,079	4,885
	Solvay SA Class A	37,126	4,470
	Belgacom SA	147,835	4,322

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	KBC Groep NV	152,475	3,587
	Delhaize Group SA	88,400	3,385
	Telenet Group Holding NV	71,456	3,274
	Colruyt SA	60,187	2,752
	NV Bekaert SA	34,871	952
	Mobistar SA	25,767	681
^,*	Dexia SA	580,398	135
			104,474
Brazil (3.3%)
	Petroleo Brasileiro SA ADR Type A	1,631,450	33,494
	Cia de Bebidas das Americas ADR	753,505	30,735
	Itau Unibanco Holding SA ADR	1,861,887	27,146
	Banco Bradesco SA ADR	1,680,474	26,316
	Petroleo Brasileiro SA ADR	1,217,765	25,829
	Vale SA Class B Pfd. ADR	1,060,820	18,872
	Petroleo Brasileiro SA Prior Pfd.	1,602,611	16,412
	Vale SA Prior Pfd.	790,057	14,140
	Vale SA Class B ADR	764,376	14,003
	BRF - Brasil Foods SA	718,994	13,080
	Vale SA	653,329	12,047
	Itausa - Investimentos Itau SA Prior Pfd.	2,613,624	11,453
	BM&FBovespa SA	1,719,629	11,007
	Banco do Brasil SA	992,186	10,586
	CCR SA	1,150,108	10,113
	Petroleo Brasileiro SA	811,871	8,594
	Ultrapar Participacoes SA	354,637	7,438
	Cia de Bebidas das Americas Prior Pfd.	151,135	6,176
	Cielo SA	227,541	5,630
	Cia de Bebidas das Americas	166,406	5,596
	BR Malls Participacoes SA	390,413	5,132
	Souza Cruz SA	388,772	5,073
	Natura Cosmeticos SA	185,531	4,946
	Banco Santander Brasil SA	660,139	4,534
	Lojas Americanas SA Prior Pfd.	538,312	4,506
	Gerdau SA ADR	479,428	4,214
	Cia Siderurgica Nacional SA ADR	760,438	4,137
	Cia de Saneamento Basico do Estado de Sao Paulo	96,739	4,095
	Embraer SA ADR	144,663	4,038
	Cia Energetica de Minas Gerais ADR	331,467	3,974
	Tractebel Energia SA	223,708	3,855
	Lojas Renner SA	102,382	3,791
	Cia Hering	142,614	3,276
*	Hypermarcas SA	389,133	3,094
	Klabin SA Prior Pfd.	499,684	2,935
	Bradespar SA Prior Pfd.	189,368	2,797
	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	59,352	2,774
	CPFL Energia SA	238,634	2,773
	All America Latina Logistica SA	581,516	2,646
	Cosan SA Industria e Comercio	137,734	2,641
	Oi SA ADR	641,085	2,564
	Metalurgica Gerdau SA Prior Pfd. Class A	228,029	2,555
	Itau Unibanco Holding SA	192,700	2,524
*	OGX Petroleo e Gas Participacoes SA	1,088,092	2,523
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	54,557	2,504
	Centrais Eletricas Brasileiras SA	452,199	2,482
	CETIP SA - Mercados Organizados	214,320	2,469
	Gerdau SA Prior Pfd.	282,486	2,469
*	JBS SA	744,574	2,409
	Telefonica Brasil SA Prior Pfd.	108,300	2,400
	WEG SA	204,056	2,344
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	268,671	2,278
	Localiza Rent a Car SA	125,413	2,198
	Multiplan Empreendimentos Imobiliarios SA	68,400	2,004
	Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	411,654	1,988

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
PDG Realty SA Empreendimentos e Participacoes	1,155,400	1,946
Telefonica Brasil SA ADR	87,023	1,916
Amil Participacoes SA	119,900	1,803
Itau Unibanco Holding SA Prior Pfd.	123,200	1,802
Centrais Eletricas Brasileiras SA Prior Pfd.	225,876	1,796
Cia Paranaense de Energia ADR	121,300	1,790
Oi SA Prior Pfd.	399,425	1,601
Duratex SA	228,980	1,593
* Fibria Celulose SA	184,300	1,564
MRV Engenharia e Participacoes SA	292,300	1,482
Tim Participacoes SA ADR	81,069	1,409
Grupo BTG Pactual	88,589	1,396
AES Tiete SA Prior Pfd.	112,916	1,283
EDP - Energias do Brasil SA	205,100	1,283
EcoRodovias Infraestrutura e Logistica SA	140,900	1,231
Cia Energetica de Sao Paulo Prior Pfd.	133,834	1,203
Cia Siderurgica Nacional SA	217,400	1,202
Lojas Americanas SA	157,396	1,193
Porto Seguro SA	103,512	1,101
Gerdau SA	147,684	1,074
Oi SA	225,021	1,064
Braskem SA ADR	79,916	1,045
Light SA	81,164	873
Sul America SA	110,688	872
Usinas Siderurgicas de Minas Gerais SA	161,520	845
Embraer SA	101,400	709
* MPX Energia SA	127,329	673
Cia Energetica de Minas Gerais	61,202	666
BRF - Brasil Foods SA ADR	33,553	615
AES Tiete SA	50,500	481
Cia de Transmissao de Energia Eletrica Paulista Prior Pfd.	29,200	468
Tim Participacoes SA	122,430	434
* MMX Mineracao e Metalicos SA	193,500	383
* OSX Brasil SA	65,000	366
Cia Energetica de Minas Gerais Prior Pfd.	28,186	337
Braskem SA Prior Pfd.	33,000	218
Oi SA ADR	46,556	217
Banco Bradesco SA Prior Pfd.	8,362	132
Cia Paranaense de Energia Prior Pfd.	4,200	62
* CCX Carvao da Colombia SA	31,700	34
* OSX Brasil SA Rights Exp. 11/26/2012	2,990	—
		459,771
Canada (7.2%)
Royal Bank of Canada	1,249,091	71,212
Toronto-Dominion Bank	790,658	64,306
Bank of Nova Scotia	1,024,406	55,644
Suncor Energy Inc.	1,362,994	45,745
Barrick Gold Corp.	864,192	34,948
Bank of Montreal (XTSE)	556,148	32,865
Canadian National Railway Co.	379,055	32,731
Goldcorp Inc.	700,454	31,665
Potash Corp. of Saskatchewan Inc.	737,433	29,645
Canadian Natural Resources Ltd.	950,273	28,639
Enbridge Inc.	692,167	27,541
TransCanada Corp.	609,721	27,453
Canadian Imperial Bank of Commerce	347,791	27,357
Cenovus Energy Inc.	650,496	22,946
Manulife Financial Corp.	1,576,092	19,473
Brookfield Asset Management Inc. Class A	542,809	18,685
Teck Resources Ltd. Class B	502,014	15,934
* Valeant Pharmaceuticals International Inc.	265,169	14,815
Encana Corp.	645,867	14,550
Agrium Inc.	137,230	14,452
Canadian Pacific Railway Ltd.	146,742	13,500

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Yamana Gold Inc.	652,347	13,174
	Imperial Oil Ltd.	294,235	13,019
	Sun Life Financial Inc.	513,432	12,734
	Crescent Point Energy Corp.	301,887	12,544
	Silver Wheaton Corp.	308,858	12,447
	Nexen Inc.	455,913	10,887
	National Bank of Canada	140,025	10,821
	Thomson Reuters Corp.	363,261	10,228
	Talisman Energy Inc.	892,711	10,118
	Kinross Gold Corp.	987,547	9,809
	BCE Inc.	224,166	9,799
	First Quantum Minerals Ltd.	413,105	9,286
	Eldorado Gold Corp.	617,664	9,128
	Magna International Inc.	203,468	9,045
	Canadian Oil Sands Ltd.	416,641	8,844
	Power Corp. of Canada	357,064	8,662
	Agnico-Eagle Mines Ltd.	149,967	8,467
^	Shaw Communications Inc. Class B	359,700	7,837
	Shoppers Drug Mart Corp.	185,345	7,726
	Intact Financial Corp.	112,757	6,915
	Husky Energy Inc.	250,647	6,788
	Tim Hortons Inc.	136,270	6,765
^	RioCan REIT	243,256	6,635
	Cameco Corp.	341,760	6,628
	ARC Resources Ltd.	266,260	6,465
	Fairfax Financial Holdings Ltd.	17,354	6,438
	Power Financial Corp.	247,000	6,376
*	CGI Group Inc. Class A	236,278	6,182
	Pacific Rubiales Energy Corp.	249,734	5,874
	Alimentation Couche Tard Inc. Class B	116,133	5,705
	Great-West Lifeco Inc.	245,687	5,658
	Saputo Inc.	126,790	5,564
	Fortis Inc.	158,700	5,366
	Penn West Petroleum Ltd.	412,142	5,352
	SNC-Lavalin Group Inc.	132,682	5,344
	Rogers Communications Inc. Class B	121,106	5,316
	IAMGOLD Corp.	327,546	5,083
	Brookfield Office Properties Inc.	326,601	5,029
	Canadian Utilities Ltd. Class A	73,221	4,912
	Bombardier Inc. Class B	1,250,758	4,759
	Canadian Tire Corp. Ltd. Class A	66,402	4,751
*	MEG Energy Corp.	122,600	4,478
	IGM Financial Inc.	109,666	4,352
	CI Financial Corp.	178,100	4,162
^,*	Research In Motion Ltd.	465,024	3,669
	TransAlta Corp.	218,143	3,477
^,*	Turquoise Hill Resources Ltd.	437,276	3,419
	Finning International Inc.	145,460	3,415
^	Loblaw Cos. Ltd.	97,773	3,389
*	Osisko Mining Corp.	323,053	3,173
	TELUS Corp.	46,937	3,047
	George Weston Ltd.	46,818	3,039
	TELUS Corp. Class A	42,283	2,719
	Bell Aliant Inc.	63,073	1,713
	Niko Resources Ltd.	42,200	537
	Bombardier Inc. Class A	47,233	184
			1,011,359
Chile (0.5%)
	Empresas COPEC SA	451,579	6,503
	SACI Falabella	617,893	6,338
	Sociedad Quimica y Minera de Chile SA ADR	108,349	6,268
	Empresas CMPC SA	1,403,164	5,344
	Latam Airlines Group SA (Santiago Shares)	207,649	5,134
	Cencosud SA	851,102	4,659

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Banco de Chile	30,777,057	4,595
Empresa Nacional de Electricidad SA ADR	94,996	4,547
Enersis SA ADR	195,483	3,311
CAP SA	94,478	3,254
Banco Santander Chile ADR	109,752	2,984
Banco de Credito e Inversiones	36,325	2,335
* Latam Airlines Group SA	72,072	1,757
Banco Santander Chile	25,144,627	1,731
Sociedad Matriz Banco de Chile Class B	4,677,214	1,694
Corpbanca SA	127,393,624	1,668
ENTEL Chile SA	79,345	1,623
* Colbun SA	5,815,731	1,623
Cia Cervecerias Unidas SA	104,655	1,522
Empresa Nacional de Electricidad SA	766,330	1,231
AES Gener SA	2,041,405	1,217
Embotelladora Andina SA Prior Pfd.	147,574	933
Enersis SA	1,731,976	592
Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	1,990	116
		70,979
China (4.4%)
China Mobile Ltd.	5,216,308	57,858
China Construction Bank Corp.	62,642,463	46,961
Industrial & Commercial Bank of China Ltd.	56,536,976	37,230
CNOOC Ltd.	15,518,000	31,936
Bank of China Ltd.	72,628,000	29,754
Tencent Holdings Ltd.	796,058	28,001
PetroChina Co. Ltd.	18,294,000	24,823
China Life Insurance Co. Ltd.	6,469,000	19,022
Ping An Insurance Group Co. of China Ltd.	2,042,248	16,072
China Petroleum & Chemical Corp.	14,580,000	15,366
China Shenhua Energy Co. Ltd.	2,958,500	12,536
Belle International Holdings Ltd.	5,497,328	10,194
China Unicom Hong Kong Ltd.	6,194,182	9,986
China Overseas Land & Investment Ltd.	3,581,760	9,326
Agricultural Bank of China Ltd.	20,090,715	8,656
China Telecom Corp. Ltd.	13,980,000	8,271
Want Want China Holdings Ltd.	5,731,768	7,803
Hengan International Group Co. Ltd.	792,290	7,194
Bank of Communications Co. Ltd.	9,122,720	6,492
China Merchants Bank Co. Ltd.	3,377,446	6,275
China Pacific Insurance Group Co. Ltd.	2,007,000	6,258
Tingyi Cayman Islands Holding Corp.	1,984,467	5,879
Lenovo Group Ltd.	6,729,500	5,388
Kunlun Energy Co. Ltd.	2,790,000	5,165
China Citic Bank Corp. Ltd.	9,717,840	4,938
China Resources Land Ltd.	2,061,003	4,675
^ China Minsheng Banking Corp. Ltd.	4,999,300	4,528
PICC Property & Casualty Co. Ltd.	3,184,040	4,215
Anhui Conch Cement Co. Ltd.	1,138,000	3,909
China Merchants Holdings International Co. Ltd.	1,106,893	3,651
China Communications Construction Co. Ltd.	3,900,000	3,640
China Mengniu Dairy Co. Ltd.	1,181,000	3,572
China Resources Power Holdings Co. Ltd.	1,660,400	3,550
China Coal Energy Co. Ltd.	3,581,000	3,539
China Resources Enterprise Ltd.	1,056,000	3,421
Inner Mongolia Yitai Coal Co. Ltd. Class B	625,205	3,397
Sun Art Retail Group Ltd.	2,440,055	3,311
Beijing Enterprises Holdings Ltd.	505,000	3,255
Jiangxi Copper Co. Ltd.	1,181,000	3,034
^ China National Building Material Co. Ltd.	2,310,400	2,924
ENN Energy Holdings Ltd.	698,000	2,899
Dongfeng Motor Group Co. Ltd.	2,224,000	2,751
* Brilliance China Automotive Holdings Ltd.	2,190,000	2,706
Yanzhou Coal Mining Co. Ltd.	1,698,910	2,532

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Huaneng Power International Inc.	3,144,000	2,512
	China Oilfield Services Ltd.	1,310,000	2,472
	Great Wall Motor Co. Ltd.	888,750	2,425
	Sino-Ocean Land Holdings Ltd.	3,852,685	2,403
^	Evergrande Real Estate Group Ltd.	5,404,336	2,344
	Tsingtao Brewery Co. Ltd.	424,000	2,287
^	Shimao Property Holdings Ltd.	1,204,094	2,284
^	Zijin Mining Group Co. Ltd.	5,236,000	2,104
	Shandong Weigao Group Medical Polymer Co. Ltd.	1,560,000	2,104
	Sinopharm Group Co. Ltd.	613,200	2,055
	China Railway Group Ltd.	3,823,000	1,938
	COSCO Pacific Ltd.	1,256,578	1,848
	Kingboard Chemical Holdings Ltd.	618,500	1,831
	China Railway Construction Corp. Ltd.	1,804,074	1,782
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	1,217,805	1,629
	China State Construction International Holdings Ltd.	1,350,000	1,600
	Yuexiu Property Co. Ltd.	5,842,000	1,597
	Longfor Properties Co. Ltd.	901,500	1,583
^,*	Aluminum Corp. of China Ltd.	3,594,000	1,557
	China International Marine Containers Group Co. Ltd. Class B	1,262,437	1,552
	Shanghai Industrial Holdings Ltd.	472,000	1,510
^	Weichai Power Co. Ltd.	415,200	1,464
	China Vanke Co. Ltd. Class B	1,118,339	1,458
	Air China Ltd.	2,034,000	1,437
	Zhuzhou CSR Times Electric Co. Ltd.	479,000	1,401
^	Geely Automobile Holdings Ltd.	3,270,000	1,398
^	CSR Corp. Ltd.	1,740,000	1,343
	Agile Property Holdings Ltd.	1,176,000	1,327
	CITIC Securities Co. Ltd.	701,000	1,308
	Zhaojin Mining Industry Co. Ltd.	776,000	1,305
	Citic Pacific Ltd.	1,009,000	1,281
	Guangdong Investment Ltd.	1,552,000	1,267
	Country Garden Holdings Co. Ltd.	3,147,287	1,256
	Guangzhou Automobile Group Co. Ltd.	1,833,558	1,256
^	Golden Eagle Retail Group Ltd.	569,000	1,242
*	China Taiping Insurance Holdings Co. Ltd.	728,000	1,241
	Soho China Ltd.	1,805,000	1,221
*	GOME Electrical Appliances Holding Ltd.	11,684,357	1,214
	MGM China Holdings Ltd.	673,776	1,211
	China Resources Gas Group Ltd.	540,000	1,194
*	Haitong Securities Co. Ltd.	930,800	1,188
	China Resources Cement Holdings Ltd.	1,744,000	1,179
^	Chow Tai Fook Jewellery Group Ltd.	941,000	1,157
^	GCL-Poly Energy Holdings Ltd.	6,525,000	1,153
	New China Life Insurance Co. Ltd.	348,600	1,151
	Shanghai Electric Group Co. Ltd.	2,794,000	1,129
	Datang International Power Generation Co. Ltd.	3,144,000	1,115
^,*	China COSCO Holdings Co. Ltd.	2,245,800	1,108
	Zhejiang Expressway Co. Ltd.	1,512,000	1,100
	Shui On Land Ltd.	2,594,400	1,093
	Chongqing Rural Commercial Bank	2,338,000	1,091
	China Everbright Ltd.	744,000	1,077
^,*	Byd Co. Ltd.	546,600	1,071
	New World China Land Ltd.	2,275,400	1,048
	Huabao International Holdings Ltd.	2,073,000	1,032
	China Communications Services Corp. Ltd.	1,814,800	1,020
^,*	China Yurun Food Group Ltd.	1,373,000	1,002
	Parkson Retail Group Ltd.	1,178,500	995
^	Guangzhou R&F Properties Co. Ltd.	813,200	994
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	194,484	986
	China BlueChemical Ltd.	1,536,000	970
	Franshion Properties China Ltd.	3,168,000	965
	China Foods Ltd.	934,000	943
	Wumart Stores Inc.	531,094	941

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Beijing Capital International Airport Co. Ltd.	1,466,000	941
	Greentown China Holdings Ltd.	755,121	927
	Shenzhen International Holdings Ltd.	11,030,000	908
^,*	Poly Property Group Co. Ltd.	1,499,000	904
	BBMG Corp.	1,043,000	890
	Shanghai Pharmaceuticals Holding Co. Ltd.	472,300	874
	China Longyuan Power Group Corp.	1,343,000	871
	Lee & Man Paper Manufacturing Ltd.	1,665,200	870
	Jiangsu Expressway Co. Ltd.	986,000	848
	China Agri-Industries Holdings Ltd.	1,304,000	813
^	Nine Dragons Paper Holdings Ltd.	1,155,331	808
*	China Shipping Container Lines Co. Ltd.	3,027,700	803
	China Southern Airlines Co. Ltd.	1,689,000	796
^,*	Semiconductor Manufacturing International Corp.	20,218,000	790
	Fosun International Ltd.	1,577,000	773
	Far East Horizon Ltd.	1,064,445	750
	Anta Sports Products Ltd.	877,000	744
	Shougang Fushan Resources Group Ltd.	2,106,000	733
^	ZTE Corp.	505,226	708
	Bosideng International Holdings Ltd.	2,166,000	685
	Shenzhen Investment Ltd.	2,414,808	639
	KWG Property Holding Ltd.	1,037,500	614
	Sinopec Shanghai Petrochemical Co. Ltd.	2,106,000	601
^	China Rongsheng Heavy Industries Group Holdings Ltd.	2,784,229	596
*	China Zhongwang Holdings Ltd.	1,482,800	591
^	Zhongsheng Group Holdings Ltd.	455,500	585
*	Inner Mongolia Yitai Coal Co. Ltd.	102,800	558
	China Shipping Development Co. Ltd.	1,028,000	537
	China National Materials Co. Ltd.	1,706,000	531
^,*	Hopson Development Holdings Ltd.	552,000	531
^,*	Angang Steel Co. Ltd.	876,000	522
^,*	China Eastern Airlines Corp. Ltd.	1,440,000	500
*	China Molybdenum Co. Ltd.	1,139,000	486
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	472,990	468
	China Travel International Inv HK	2,418,000	466
	Travelsky Technology Ltd.	894,000	461
	Dongfang Electric Corp. Ltd.	274,000	457
	Hopewell Highway Infrastructure Ltd.	855,100	455
	CSG Holding Co. Ltd. Class B	717,312	452
	Guangshen Railway Co. Ltd.	1,274,000	438
^	Guangzhou Pharmaceutical Co. Ltd.	212,000	410
*	Metallurgical Corp. of China Ltd.	2,208,000	409
	Sany Heavy Equipment International Holdings Co. Ltd.	711,000	372
	Chongqing Changan Automobile Co. Ltd. Class B	929,261	370
*	Maanshan Iron & Steel	1,428,000	366
	Sinotruk Hong Kong Ltd.	631,500	361
^,*	China High Speed Transmission Equipment Group Co. Ltd.	1,039,000	356
	Harbin Electric Co. Ltd.	432,000	356
^,*	Renhe Commercial Holdings Co. Ltd.	8,412,000	355
	Zhejiang Southeast Electric Power Co. Class B	632,700	345
*	Huadian Power International Co.	1,358,000	344
	Sinofert Holdings Ltd.	1,623,153	342
*	Li Ning Co. Ltd.	631,500	334
	Guangdong Electric Power Development Co. Ltd. Class B	654,360	311
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	996,370	308
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	335,200	294
	Anhui Gujing Distillery Co. Ltd. Class B	95,400	294
	China Merchants Property Development Co. Ltd. Class B	144,550	293
	Kingboard Laminates Holdings Ltd.	686,500	292
*	Citic Resources Holdings Ltd.	1,886,690	288
	Lianhua Supermarket Holdings Co. Ltd.	340,200	274
	China Dongxiang Group Co.	2,186,000	272
	Dazhong Transportation Group Co. Ltd. Class B	547,900	262
^	Hutchison Harbour Ring Ltd.	2,988,000	254

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Weifu High-Technology Group Co. Ltd. Class B	98,200	239
^ Sinopec Yizheng Chemical Fibre Co. Ltd.	1,056,000	221
Sichuan Expressway Co. Ltd.	674,000	219
^ Hidili Industry International Development Ltd.	838,000	212
Shenzhen Expressway Co. Ltd.	552,000	209
Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	200,391	201
Sinotrans Ltd.	1,258,000	194
Shandong Chenming Paper Holdings Ltd. Class B	476,500	190
Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	137,100	183
Anhui Expressway Co.	376,000	180
* Shanghai Haixin Group Co. Class B	462,434	179
Shenzhen Chiwan Wharf Holdings Ltd. Class B	143,700	176
* Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	402,235	176
Weiqiao Textile Co.	450,000	175
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	242,110	164
Shanghai Friendship Group Inc. Ltd. Class B	139,590	152
^ Xinjiang Goldwind Science & Technology Co. Ltd.	378,400	143
* BOE Technology Group Co. Ltd. Class B	858,720	143
Jiangling Motors Corp. Ltd. Class B	69,000	133
* Guangzhou Shipyard International Co. Ltd.	176,800	132
Beijing North Star Co. Ltd.	620,000	128
Foshan Electrical and Lighting Co. Ltd. Class B	198,820	122
* China Huiyuan Juice Group Ltd.	383,000	120
Shandong Chenming Paper Holdings Ltd.	311,500	115
Bengang Steel Plates Co. Class B	372,700	113
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	124,100	84
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	108,700	76
* Jinzhou Port Co. Ltd. Class B	211,860	72
* Huadian Energy Co. Ltd. Class B	299,100	70
Double Coin Holdings Ltd. Class B	132,000	70
Tianjin Capital Environmental Protection Group Co. Ltd.	286,000	67
Guangdong Provincial Expressway Development Co. Ltd. Class B	212,800	65
* Chaoda Modern Agriculture Holdings Ltd.	2,603,884	60
Hainan Airlines Co. Ltd. Class B	35,200	21
		618,232
Colombia (0.2%)
Ecopetrol SA	3,899,428	11,602
Bancolombia SA ADR	97,577	6,247
Grupo de Inversiones Suramericana SA	188,450	3,679
Almacenes Exito SA	181,393	3,458
Grupo de Inversiones Suramericana SA Prior Pfd.	88,153	1,814
Corp Financiera Colombiana SA	75,402	1,432
Interconexion Electrica SA ESP	261,622	1,417
Grupo Aval Acciones y Valores Prior Pfd.	1,962,655	1,387
Cementos Argos SA	284,328	1,360
Grupo Argos SA Prior Pfd.	88,141	982
Isagen SA ESP	687,241	964
		34,342
Czech Republic (0.1%)
CEZ AS	186,224	6,882
Komercni Banka AS	13,287	2,719
Telefonica Czech Republic AS	113,324	2,257
		11,858
Denmark (0.9%)
Novo Nordisk A/S Class B	376,116	60,297
* Danske Bank A/S	807,173	12,627
AP Moeller - Maersk A/S Class B	1,439	10,044
Carlsberg A/S Class B	102,924	8,884
Novozymes A/S	233,350	6,447
Coloplast A/S Class B	25,093	5,504
AP Moeller - Maersk A/S Class A	597	3,956
DSV A/S	163,282	3,673
FLSmidth & Co. A/S	44,918	2,651

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
*	William Demant Holding A/S	20,384	1,753
	Tryg A/S	20,095	1,312
^,*	Vestas Wind Systems A/S	198,320	1,146
	H Lundbeck A/S	50,677	882
	Rockwool International A/S Class B	6,226	586
			119,762
Egypt (0.1%)
*	Orascom Construction Industries GDR	90,515	3,702
	Commercial International Bank Egypt SAE	517,662	3,206
*	Orascom Telecom Holding SAE GDR	472,890	1,422
*	Talaat Moustafa Group	1,274,836	1,017
	Egyptian Kuwaiti Holding Co. SAE	713,388	900
	National Societe Generale Bank SAE	109,735	832
*	Egyptian Financial Group-Hermes Holding	393,747	756
	Telecom Egypt Co.	310,160	705
	Ezz Steel	349,074	588
	ElSwedy Electric Co.	90,127	392
	Sidi Kerir Petrochemicals Co.	165,354	366
	Alexandria Mineral Oils Co.	21,413	273
	Orascom Telecom Media And Technology Holding SAE GDR	394,184	189
	Orascom Telecom Media And Technology Holding SAE	203,443	20
			14,368
Exchange-Traded Fund (0.1%)
2	Vanguard MSCI Emerging Markets ETF	305,690	12,683

Finland (0.5%)
	Sampo Oyj	485,992	15,238
	Kone Oyj Class B	140,748	10,093
^	Nokia Oyj	3,249,947	8,737
	Fortum Oyj	389,808	7,215
	Wartsila OYJ Abp	171,254	6,935
	UPM-Kymmene Oyj	450,614	4,838
	Nokian Renkaat Oyj	113,339	4,720
	Metso Oyj	129,638	4,559
	Stora Enso Oyj	515,945	3,264
	Kesko Oyj Class B	55,840	1,746
	Neste Oil Oyj	122,128	1,529
^,*	Outokumpu Oyj	1,033,022	878
	Rautaruukki Oyj	81,312	516
^	Sanoma Oyj	38,003	370
			70,638
France (6.8%)
	Sanofi	1,130,404	99,281
	Total SA	1,939,708	97,704
	LVMH Moet Hennessy Louis Vuitton SA	322,722	52,469
	BNP Paribas SA	933,862	47,109
	GDF Suez	1,471,456	33,774
	L'Oreal SA	256,054	32,634
	Danone SA	527,317	32,434
	AXA SA	2,015,055	32,118
	Air Liquide SA	270,320	31,912
	Schneider Electric SA	468,571	29,340
	Pernod-Ricard SA	227,822	24,536
	Vivendi SA	1,082,950	22,191
*	Societe Generale SA	654,830	20,884
	Vinci SA	470,825	20,870
	France Telecom SA	1,725,270	19,284
	Unibail-Rodamco SE	79,302	17,862
	Cie Generale d'Optique Essilor International SA	181,783	16,392
	Cie de St-Gobain	461,011	16,239
	ArcelorMittal	1,016,763	15,033
	PPR	82,408	14,528
	Carrefour SA	590,923	14,271
	Cie Generale des Etablissements Michelin	155,844	13,435

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	European Aeronautic Defence and Space Co. NV	356,219	12,678
	Lafarge SA	185,695	10,887
	Technip SA	93,002	10,490
	Christian Dior SA	63,223	9,083
	Legrand SA	227,411	8,773
	Renault SA	192,601	8,636
	SES SA	293,906	8,135
	Sodexo	98,188	7,564
	Safran SA	179,850	7,164
	Gemalto NV	76,673	6,925
*	Credit Agricole SA	868,902	6,559
	Alstom SA	190,579	6,515
	Publicis Groupe SA	119,257	6,428
	Accor SA	196,555	6,142
	Edenred	196,196	5,678
	Cap Gemini SA	134,326	5,651
	Dassault Systemes SA	52,859	5,577
	Bureau Veritas SA	48,107	5,109
	Bouygues SA	205,705	4,944
*	Cie Generale de Geophysique - Veritas	151,656	4,937
	Arkema SA	52,905	4,828
	Electricite de France SA	224,063	4,742
	Eutelsat Communications SA	141,356	4,526
	Veolia Environnement SA	436,579	4,321
	Vallourec SA	104,741	4,309
	SCOR SE	155,837	4,161
	Societe BIC SA	30,782	3,756
	Groupe Eurotunnel SA	489,149	3,725
	AtoS	53,472	3,590
	Zodiac Aerospace	34,921	3,581
	Suez Environnement Co.	328,306	3,485
	STMicroelectronics NV	569,184	3,352
	Casino Guichard Perrachon SA	38,226	3,337
	Thales SA	88,779	3,125
	Klepierre	82,770	3,070
	Iliad SA	19,695	3,035
	Lagardere SCA	109,969	3,011
	Valeo SA	67,585	2,976
	Wendel SA	32,668	2,880
	Natixis	818,869	2,688
	Aeroports de Paris	34,005	2,632
	CNP Assurances	154,251	2,180
	Fonciere Des Regions	24,961	2,009
*	Alcatel-Lucent	1,957,085	2,001
	Eiffage SA	57,136	1,966
	Hermes International	7,174	1,959
	Imerys SA	32,073	1,804
	Gecina SA	15,892	1,763
	ICADE	18,492	1,664
	BioMerieux	17,011	1,648
	Rexel SA	90,783	1,644
^,*	Peugeot SA	231,167	1,483
	SEB SA	22,336	1,454
	Bollore SA	4,383	1,300
	Eramet	9,876	1,256
	Eurazeo	26,975	1,237
	JCDecaux SA	58,390	1,236
	Societe Television Francaise 1	143,565	1,234
*	Air France-KLM	135,251	1,131
	Ipsen SA	30,627	791
	APERAM	52,228	757
	Euler Hermes SA	10,905	753
	Faurecia	48,636	732
	Ciments Francais SA	4,339	264

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
* PagesJaunes Groupe	108,203	197
		959,768
Germany (5.7%)
Siemens AG	780,228	78,616
BASF SE	801,755	66,506
Bayer AG	718,220	62,624
SAP AG	776,284	56,609
Allianz SE	395,437	49,124
Daimler AG	921,826	43,183
E.ON AG	1,654,926	37,675
Deutsche Bank AG	808,569	36,831
Deutsche Telekom AG	2,840,824	32,410
Volkswagen AG Prior Pfd.	147,772	30,682
Muenchener Rueckversicherungs AG	155,761	25,063
RWE AG	500,046	22,885
Bayerische Motoren Werke AG	261,784	20,929
Linde AG	120,507	20,279
Deutsche Post AG	785,772	15,579
Adidas AG	182,197	15,530
Fresenius SE & Co. KGaA	123,146	14,042
Fresenius Medical Care AG & Co. KGaA	194,588	13,673
Henkel AG & Co. KGaA Prior Pfd.	150,902	12,066
Porsche Automobil Holding SE Prior Pfd.	132,501	8,832
Continental AG	87,058	8,762
Deutsche Boerse AG	161,540	8,753
HeidelbergCement AG	162,074	8,613
K&S AG	166,316	7,883
ThyssenKrupp AG	336,255	7,662
* Commerzbank AG	3,771,089	7,245
Merck KGaA	56,206	7,189
Beiersdorf AG	97,961	7,127
Henkel AG & Co. KGaA	109,573	7,095
Infineon Technologies AG	948,476	6,461
Lanxess AG	71,765	5,937
Brenntag AG	44,420	5,605
Kabel Deutschland Holding AG	76,884	5,548
GEA Group AG	161,462	5,052
Volkswagen AG	25,669	5,020
Metro AG	142,413	4,106
MAN SE	36,201	3,658
Hannover Rueckversicherung AG	51,798	3,649
* QIAGEN NV	201,902	3,517
Deutsche Lufthansa AG	201,913	3,089
Bilfinger SE	30,292	2,968
* Hochtief AG	50,157	2,492
Hugo Boss AG	23,923	2,401
Software AG	56,208	2,257
Fraport AG Frankfurt Airport Services Worldwide	32,068	1,882
Suedzucker AG	48,209	1,869
United Internet AG	92,198	1,845
Axel Springer AG	42,687	1,832
* TUI AG	170,843	1,603
Salzgitter AG	34,944	1,511
Puma SE	5,172	1,476
Celesio AG	74,752	1,449
Fielmann AG	10,893	1,061
Wacker Chemie AG	13,198	746
Hamburger Hafen und Logistik AG	26,884	654
SMA Solar Technology AG	9,721	209
		811,364
Greece (0.1%)
Coca Cola Hellenic Bottling Co. SA	124,790	2,673
* Hellenic Telecommunications Organization SA ADR	725,177	1,643
* National Bank of Greece SA	670,093	1,570

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
* National Bank of Greece SA ADR	643,516	1,525
OPAP SA	207,654	1,327
* Alpha Bank AE	446,039	1,046
Hellenic Petroleum SA	92,718	727
* Public Power Corp. SA	89,608	514
* Eurobank Ergasias SA	329,973	384
		11,409
Hong Kong (2.7%)
AIA Group Ltd.	10,460,456	41,250
Hutchison Whampoa Ltd.	2,771,000	27,146
Sun Hung Kai Properties Ltd.	1,703,417	23,548
Cheung Kong Holdings Ltd.	1,509,000	22,242
Hong Kong Exchanges and Clearing Ltd.	933,800	15,326
Hong Kong & China Gas Co. Ltd.	5,692,454	15,111
Jardine Matheson Holdings Ltd.	231,674	14,232
CLP Holdings Ltd.	1,579,000	13,454
Power Assets Holdings Ltd.	1,400,000	11,897
BOC Hong Kong Holdings Ltd.	3,669,737	11,252
Hang Seng Bank Ltd.	667,900	10,237
Link REIT	1,983,843	9,858
Hongkong Land Holdings Ltd.	1,526,630	9,653
Swire Pacific Ltd. Class A	787,000	9,309
Wharf Holdings Ltd.	1,337,275	9,118
Li & Fung Ltd.	5,445,555	9,084
Sands China Ltd.	2,111,600	7,893
Henderson Land Development Co. Ltd.	1,039,466	7,168
Jardine Strategic Holdings Ltd.	194,500	7,060
Bank of East Asia Ltd.	1,832,200	6,769
Hang Lung Properties Ltd.	1,949,000	6,749
New World Development Co. Ltd.	3,939,705	6,062
MTR Corp. Ltd.	1,507,500	5,880
Hang Lung Group Ltd.	892,941	5,278
Sino Land Co. Ltd.	2,575,600	4,595
SJM Holdings Ltd.	1,926,000	4,174
Wynn Macau Ltd.	1,350,400	3,804
* Galaxy Entertainment Group Ltd.	1,089,000	3,720
Swire Properties Ltd.	1,016,100	3,139
Wheelock & Co. Ltd.	706,000	3,080
Kerry Properties Ltd.	616,500	3,056
Hysan Development Co. Ltd.	677,000	2,986
AAC Technologies Holdings Inc.	803,000	2,859
Shangri-La Asia Ltd.	1,476,390	2,850
First Pacific Co. Ltd.	2,517,200	2,799
Yue Yuen Industrial Holdings Ltd.	727,330	2,503
Cheung Kong Infrastructure Holdings Ltd.	422,000	2,472
Cathay Pacific Airways Ltd.	1,366,015	2,467
Techtronic Industries Co.	1,161,000	2,201
Wing Hang Bank Ltd.	201,500	2,133
Television Broadcasts Ltd.	282,000	2,098
Hopewell Holdings Ltd.	560,500	2,015
PCCW Ltd.	4,786,000	1,928
^ ASM Pacific Technology Ltd.	169,000	1,880
^ VTech Holdings Ltd.	158,600	1,879
^ Esprit Holdings Ltd.	1,120,896	1,449
NWS Holdings Ltd.	933,500	1,407
Xinyi Glass Holdings Ltd.	2,366,000	1,321
Orient Overseas International Ltd.	206,500	1,300
Lifestyle International Holdings Ltd.	574,500	1,225
Champion REIT	2,463,000	1,155
Cafe de Coral Holdings Ltd.	348,000	1,029
Johnson Electric Holdings Ltd.	1,503,500	963
Melco International Development Ltd.	999,000	963
Great Eagle Holdings Ltd.	253,000	748
* Foxconn International Holdings Ltd.	2,110,000	732

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Shun Tak Holdings Ltd.	1,791,625	712
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,269,000	526
^ Brightoil Petroleum Holdings Ltd.	2,197,000	441
Texwinca Holdings Ltd.	548,000	435
Dah Sing Financial Holdings Ltd.	108,900	417
Dah Sing Banking Group Ltd.	366,120	365
Kowloon Development Co. Ltd.	311,000	357
* Mongolia Energy Corp. Ltd.	3,891,000	185
* Esprit Holdings Ltd. Rights Expire 11/19/2012	560,448	150
		380,094
Hungary (0.1%)
MOL Hungarian Oil and Gas plc	67,628	5,883
OTP Bank plc	245,888	4,686
Richter Gedeon Nyrt	12,251	2,281
Magyar Telekom Telecommunications plc	388,719	721
		13,571
India (1.9%)
ITC Ltd.	5,111,331	26,793
Infosys Ltd. ADR	392,482	17,042
Housing Development Finance Corp.	975,047	13,765
3 Reliance Industries Ltd. GDR	419,839	12,488
HDFC Bank Ltd. ADR	275,105	10,286
ICICI Bank Ltd. ADR	241,506	9,479
Oil & Natural Gas Corp. Ltd.	1,781,940	8,875
Reliance Industries Ltd.	562,372	8,391
Hindustan Unilever Ltd.	734,568	7,448
State Bank of India GDR	79,197	6,544
Bharti Airtel Ltd.	1,275,741	6,377
Tata Consultancy Services Ltd.	248,032	6,055
Axis Bank Ltd.	258,372	5,647
Infosys Ltd.	105,601	4,623
Wipro Ltd. ADR	570,791	4,407
NTPC Ltd.	1,375,473	4,221
Mahindra & Mahindra Ltd.	249,881	4,090
Tata Motors Ltd.	791,823	3,766
Larsen & Toubro Ltd.	121,788	3,668
Ultratech Cement Ltd.	93,122	3,447
Coal India Ltd.	526,101	3,379
Sun Pharmaceutical Industries Ltd.	259,468	3,342
HDFC Bank Ltd.	263,911	3,099
IDFC Ltd.	931,645	2,793
Titan Industries Ltd.	548,995	2,637
Hindalco Industries Ltd.	1,220,445	2,628
Dr Reddy's Laboratories Ltd. ADR	80,377	2,615
* Cairn India Ltd.	392,160	2,447
Hero Motocorp Ltd.	67,404	2,341
Jindal Steel & Power Ltd.	313,140	2,250
Kotak Mahindra Bank Ltd.	200,714	2,245
Nestle India Ltd.	23,723	2,071
Bharat Heavy Electricals Ltd.	486,981	2,023
HCL Technologies Ltd.	177,487	2,000
Ambuja Cements Ltd.	519,582	1,950
Power Grid Corp. of India Ltd.	921,141	1,948
Bajaj Auto Ltd.	57,574	1,940
Maruti Suzuki India Ltd.	69,647	1,854
Cipla Ltd.	266,253	1,796
Asian Paints Ltd.	24,607	1,768
GAIL India Ltd.	252,380	1,632
DLF Ltd.	417,763	1,566
Zee Entertainment Enterprises Ltd.	403,656	1,418
Tata Steel Ltd.	189,949	1,379
Tata Power Co. Ltd.	697,999	1,370
Jaiprakash Associates Ltd.	817,540	1,318

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Colgate-Palmolive India Ltd.	54,385	1,297
Lupin Ltd.	121,898	1,281
JSW Steel Ltd.	92,889	1,271
Sterlite Industries India Ltd.	667,993	1,231
Rural Electrification Corp. Ltd.	291,964	1,163
Bajaj Holdings and Investment Ltd.	71,402	1,151
* Satyam Computer Services Ltd.	552,042	1,119
Sesa Goa Ltd.	349,726	1,107
United Spirits Ltd.	49,346	1,075
Bharat Petroleum Corp. Ltd.	170,224	1,066
Cummins India Ltd.	116,736	1,058
* Idea Cellular Ltd.	634,843	1,008
Tata Communications Ltd. ADR	108,926	964
* Ranbaxy Laboratories Ltd.	98,497	961
Exide Industries Ltd.	359,584	944
Dabur India Ltd.	406,340	938
ACC Ltd.	36,537	933
Bank of Baroda	68,444	920
Tata Chemicals Ltd.	152,444	894
Reliance Infrastructure Ltd.	101,739	883
Indiabulls Financial Services Ltd.	190,150	877
Power Finance Corp. Ltd.	252,357	866
Glenmark Pharmaceuticals Ltd.	106,346	847
Adani Enterprises Ltd.	210,272	839
Indian Oil Corp. Ltd.	173,257	838
Siemens Ltd.	62,590	797
Steel Authority of India Ltd.	529,166	786
ICICI Bank Ltd.	40,295	784
Punjab National Bank	57,179	781
* Reliance Power Ltd.	443,994	760
Adani Ports and Special Economic Zone	318,646	751
Hindustan Petroleum Corp. Ltd.	133,397	740
Divi's Laboratories Ltd.	33,038	737
Grasim Industries Ltd.	11,689	718
* Oracle Financial Services Software Ltd.	13,331	718
Union Bank of India	188,519	683
Reliance Capital Ltd.	92,778	655
* Unitech Ltd.	1,523,516	650
Cadila Healthcare Ltd.	37,487	606
Piramal Enterprises Ltd.	63,995	591
Mphasis Ltd.	82,000	589
GlaxoSmithKline Pharmaceuticals Ltd.	15,508	577
NHPC Ltd.	1,427,030	570
Oil India Ltd.	63,202	566
Container Corp. Of India	29,845	556
Canara Bank	70,482	524
Shriram Transport Finance Co. Ltd.	41,408	480
Reliance Communications Ltd.	472,822	473
Hindustan Zinc Ltd.	189,510	470
Castrol India Ltd.	82,660	465
Dr Reddy's Laboratories Ltd.	14,261	465
Bank of India	86,945	445
Great Eastern Shipping Co. Ltd.	93,331	445
Bharat Electronics Ltd.	19,420	444
Wipro Ltd.	67,218	434
Godrej Industries Ltd.	73,817	413
Bharat Forge Ltd.	77,196	389
IDBI Bank Ltd.	221,181	380
* GMR Infrastructure Ltd.	972,021	361
Aditya Birla Nuvo Ltd.	21,073	355
Ashok Leyland Ltd.	808,985	351
* Adani Power Ltd.	350,359	313
JSW Energy Ltd.	250,611	296
Crompton Greaves Ltd.	127,634	296

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Torrent Power Ltd.	100,414	286
Oriental Bank of Commerce	45,577	262
Sun TV Network Ltd.	37,959	232
* Suzlon Energy Ltd.	693,659	203
Mangalore Refinery & Petrochemicals Ltd.	149,186	176
Corp Bank	22,522	167
ABB Ltd.	11,814	161
* Essar Oil Ltd.	117,332	136
Tata Communications Ltd.	25,747	116
		271,905
Indonesia (0.7%)
Astra International Tbk PT	26,212,500	21,880
Bank Central Asia Tbk PT	10,646,000	9,060
Telekomunikasi Indonesia Persero Tbk PT	8,777,000	8,914
Bank Rakyat Indonesia Persero Tbk PT	10,620,500	8,139
Bank Mandiri Persero Tbk PT	8,105,978	6,925
United Tractors Tbk PT	2,421,772	5,288
Semen Gresik Persero Tbk PT	2,592,000	4,007
Perusahaan Gas Negara Persero Tbk PT	8,294,000	4,000
Unilever Indonesia Tbk PT	1,332,000	3,603
* Kalbe Farma Tbk PT	33,002,500	3,325
Gudang Garam Tbk PT	493,000	2,514
Charoen Pokphand Indonesia Tbk PT	7,196,500	2,330
Indocement Tunggal Prakarsa Tbk PT	952,500	2,114
Bank Negara Indonesia Persero Tbk PT	4,716,144	1,882
Indofood Sukses Makmur Tbk PT	3,105,000	1,837
Adaro Energy Tbk PT	11,031,956	1,565
Tambang Batubara Bukit Asam Persero Tbk PT	805,000	1,335
Indosat Tbk PT	1,944,000	1,312
Bumi Resources Tbk PT	17,975,500	1,227
Indo Tambangraya Megah Tbk PT	281,000	1,183
Jasa Marga Persero Tbk PT	1,796,500	1,082
Bank Danamon Indonesia Tbk PT	1,684,394	1,068
Astra Agro Lestari Tbk PT	400,000	869
Indofood CBP Sukses Makmur Tbk PT	1,063,000	789
Vale Indonesia Tbk PT	1,600,000	446
Aneka Tambang Persero Tbk PT	3,116,500	413
		97,107
Ireland (0.2%)
CRH plc	619,385	11,555
Kerry Group plc Class A	114,134	5,967
* Elan Corp. plc	508,882	5,538
* Ryanair Holdings plc ADR	112,585	3,631
* Ryanair Holdings plc	58,749	341
CRH plc	2,650	49
* Irish Bank Resolution Corp. Ltd.	236,607	—
		27,081
Israel (0.5%)
Teva Pharmaceutical Industries Ltd.	755,160	30,464
Israel Chemicals Ltd.	464,859	5,816
* Bank Leumi Le-Israel BM	1,271,300	4,098
* Bank Hapoalim BM	850,588	3,346
* Mellanox Technologies Ltd.	28,509	2,151
Bezeq The Israeli Telecommunication Corp. Ltd.	1,726,784	2,104
* NICE Systems Ltd.	57,944	1,935
Israel Corp. Ltd.	1,971	1,339
* Isramco Negev 2 LP	8,242,256	1,133
* Israel Discount Bank Ltd. Class A	688,860	972
* Mizrahi Tefahot Bank Ltd.	94,778	861
Delek Group Ltd.	4,082	776
* Avner Oil Exploration LLP	1,208,303	715
Gazit-Globe Ltd.	64,174	711
* EZchip Semiconductor Ltd.	22,429	704

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Azrieli Group	30,850	691
	Elbit Systems Ltd.	19,030	670
*	Delek Drilling - LP	196,594	658
	Osem Investments Ltd.	40,567	613
*	Ratio Oil Exploration 1992 LP	4,761,671	438
*	Oil Refineries Ltd.	897,312	432
	Partner Communications Co. Ltd.	58,240	335
*	Strauss Group Ltd.	29,498	333
	Cellcom Israel Ltd. (Registered)	37,303	333
	Paz Oil Co. Ltd.	2,521	332
	Migdal Insurance & Financial Holding Ltd.	171,429	231
	Clal Insurance Enterprises Holdings Ltd.	16,465	224
	Hot Telecommunication System Ltd.	22,027	219
*	First International Bank Of Israel Ltd.	15,980	190
	Ormat Industries	35,364	188
	Harel Insurance Investments & Financial Services Ltd.	4,300	162
	Shikun & Binui Ltd.	93,071	155
	Shufersal Ltd.	56,514	153
*	Koor Industries Ltd.	11,063	147
	Clal Industries Ltd.	38,102	135
	Delek Automotive Systems Ltd.	16,396	103
*	Jerusalem Economy Ltd.	18,922	93
			63,960
Italy (1.7%)
	Eni SPA	2,359,655	54,298
	Enel SPA	6,125,248	23,066
	Assicurazioni Generali SPA	1,343,910	21,885
*	UniCredit SPA	3,763,664	16,648
	Intesa Sanpaolo SPA (Registered)	10,094,739	16,262
	Saipem SPA	285,286	12,855
	Telecom Italia SPA (Registered)	11,523,998	10,632
	Fiat Industrial SPA	800,938	8,681
	Atlantia SPA	425,457	7,037
	Snam SPA	1,442,564	6,393
	Luxottica Group SPA	160,693	6,133
	Terna Rete Elettrica Nazionale SPA	1,292,359	4,859
	Telecom Italia SPA (Bearer)	5,218,689	4,179
*	Fiat SPA	788,363	3,858
^	Prada SPA	439,206	3,564
	Prysmian SPA	183,598	3,540
	Unione di Banche Italiane SCPA	781,962	3,080
	Enel Green Power SPA	1,673,195	2,850
	Tenaris SA	131,505	2,465
	Pirelli & C. SPA	212,143	2,464
*	Banco Popolare SC	1,519,988	2,426
	Mediobanca SPA	387,853	2,218
*	Finmeccanica SPA	403,816	2,003
	Davide Campari-Milano SPA	240,064	1,948
	Exor SPA	66,093	1,706
*	Banca Monte dei Paschi di Siena SPA	5,136,710	1,420
	Mediaset SPA	734,823	1,291
	Autogrill SPA	112,756	1,154
	Lottomatica Group SPA	45,898	988
	Mediolanum SPA	185,033	908
	Buzzi Unicem SPA	73,614	876
	Parmalat SPA	371,602	842
	Exor SPA Prior Pfd.	38,234	838
	A2A SPA	1,332,088	656
^	Banca Carige SPA	701,180	649
			234,672
Japan (12.5%)
	Toyota Motor Corp.	2,054,161	79,203
	Mitsubishi UFJ Financial Group Inc.	12,288,137	55,591
	Canon Inc.	1,156,217	37,577

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Sumitomo Mitsui Financial Group Inc.	1,228,114	37,527
Honda Motor Co. Ltd.	1,179,974	35,474
Mizuho Financial Group Inc.	20,781,739	32,517
FANUC Corp.	156,036	24,859
Japan Tobacco Inc.	868,500	24,016
Takeda Pharmaceutical Co. Ltd.	514,400	23,910
Softbank Corp.	721,600	22,790
KDDI Corp.	291,800	22,667
NTT DOCOMO Inc.	15,269	22,125
Mitsubishi Corp.	1,077,100	19,229
Mitsubishi Estate Co. Ltd.	906,500	17,940
East Japan Railway Co.	260,900	17,907
Seven & I Holdings Co. Ltd.	578,836	17,851
Komatsu Ltd.	825,400	17,296
Mitsui & Co. Ltd.	1,186,600	16,725
Nissan Motor Co. Ltd.	1,967,900	16,458
Nippon Telegraph & Telephone Corp.	354,757	16,222
Hitachi Ltd.	3,021,220	16,022
Shin-Etsu Chemical Co. Ltd.	279,000	15,753
Mitsui Fudosan Co. Ltd.	764,500	15,454
Astellas Pharma Inc.	304,100	15,125
Nippon Steel & Sumitomo Metal Corp.	6,725,595	14,846
Kyocera Corp.	164,700	14,487
Inpex Corp.	2,381	13,564
Tokio Marine Holdings Inc.	497,700	13,174
Kao Corp.	458,200	12,872
Mitsubishi Heavy Industries Ltd.	2,934,000	12,358
Bridgestone Corp.	528,800	12,352
Panasonic Corp.	2,011,020	12,198
Denso Corp.	382,500	12,009
Nintendo Co. Ltd.	92,000	11,877
Sumitomo Realty & Development Co. Ltd.	419,700	11,597
Nomura Holdings Inc.	3,198,300	11,561
Central Japan Railway Co.	134,300	11,557
Otsuka Holdings Co. Ltd.	362,500	11,175
Sumitomo Corp.	811,400	11,062
Sumitomo Mitsui Trust Holdings Inc.	3,593,880	10,907
Keyence Corp.	39,721	10,545
Mitsubishi Electric Corp.	1,393,500	10,416
Sony Corp.	869,200	10,292
Fast Retailing Co. Ltd.	46,200	10,287
ITOCHU Corp.	1,026,400	10,274
Toshiba Corp.	2,753,200	10,230
Dai-ichi Life Insurance Co. Ltd.	8,645	9,967
ORIX Corp.	96,150	9,876
Murata Manufacturing Co. Ltd.	196,300	9,549
MS&AD Insurance Group Holdings	552,615	9,372
Tokyo Gas Co. Ltd.	1,685,000	8,929
JX Holdings Inc.	1,625,600	8,658
Eisai Co. Ltd.	193,300	8,600
Suzuki Motor Corp.	364,500	8,266
Kirin Holdings Co. Ltd.	633,200	7,949
Secom Co. Ltd.	151,300	7,706
Hoya Corp.	378,100	7,657
SMC Corp.	46,536	7,337
Marubeni Corp.	1,126,036	7,297
Asahi Group Holdings Ltd.	313,200	7,148
Daito Trust Construction Co. Ltd.	70,500	7,116
Resona Holdings Inc.	1,641,073	7,101
Yakult Honsha Co. Ltd.	152,200	7,091
Daiichi Sankyo Co. Ltd.	460,600	7,050
Nidec Corp.	97,396	6,931
Ajinomoto Co. Inc.	438,000	6,687
Sumitomo Metal Mining Co. Ltd.	503,700	6,634

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Nikon Corp.	258,900	6,604
NKSJ Holdings Inc.	358,300	6,532
Toray Industries Inc.	1,054,040	6,153
Hankyu Hanshin Holdings Inc.	1,095,700	6,066
Daiwa Securities Group Inc.	1,510,500	6,026
Daiwa House Industry Co. Ltd.	396,700	6,016
Isuzu Motors Ltd.	1,121,200	5,931
^ Kintetsu Corp.	1,480,500	5,802
JGC Corp.	167,000	5,746
Kubota Corp.	560,700	5,733
West Japan Railway Co.	131,000	5,719
FUJIFILM Holdings Corp.	335,000	5,655
JFE Holdings Inc.	400,300	5,650
Aeon Co. Ltd.	517,000	5,639
Osaka Gas Co. Ltd.	1,349,500	5,562
Sumitomo Electric Industries Ltd.	513,700	5,526
Terumo Corp.	125,100	5,388
Oriental Land Co. Ltd.	39,500	5,388
Tokyo Electron Ltd.	118,900	5,354
Daikin Industries Ltd.	190,700	5,279
Nitto Denko Corp.	114,700	5,211
Yahoo Japan Corp.	15,094	5,195
Asahi Glass Co. Ltd.	761,300	5,175
Fujitsu Ltd.	1,340,700	5,158
Chubu Electric Power Co. Inc.	496,000	5,111
Odakyu Electric Railway Co. Ltd.	479,500	5,088
Asahi Kasei Corp.	910,000	5,006
Tobu Railway Co. Ltd.	932,690	4,956
Fuji Heavy Industries Ltd.	510,200	4,918
T&D Holdings Inc.	446,100	4,875
Unicharm Corp.	89,900	4,864
Lawson Inc.	65,000	4,777
Taisho Pharmaceutical Holdings Co. Ltd.	58,300	4,708
Kansai Electric Power Co. Inc.	610,900	4,699
Ono Pharmaceutical Co. Ltd.	76,900	4,643
Yamato Holdings Co. Ltd.	302,800	4,613
LIXIL Group Corp.	203,400	4,497
Sekisui House Ltd.	438,000	4,479
Shizuoka Bank Ltd.	433,200	4,431
* NEC Corp.	2,251,000	4,318
Tokyu Corp.	830,980	4,227
Omron Corp.	208,600	4,159
Bank of Yokohama Ltd.	882,768	4,063
^ Ricoh Co. Ltd.	482,000	4,034
Chugai Pharmaceutical Co. Ltd.	194,900	3,949
Kuraray Co. Ltd.	333,300	3,874
Shionogi & Co. Ltd.	232,300	3,857
Mitsubishi Chemical Holdings Corp.	973,400	3,855
Shimano Inc.	61,000	3,845
Electric Power Development Co. Ltd.	146,400	3,750
Aisin Seiki Co. Ltd.	128,100	3,741
Yamada Denki Co. Ltd.	84,630	3,671
Makita Corp.	91,200	3,611
Credit Saison Co. Ltd.	163,184	3,586
Chiba Bank Ltd.	583,500	3,408
Keikyu Corp.	359,500	3,386
Sega Sammy Holdings Inc.	176,600	3,329
Shiseido Co. Ltd.	260,600	3,298
Toyota Industries Corp.	114,700	3,282
Dai Nippon Printing Co. Ltd.	461,200	3,268
NTT Data Corp.	995	3,243
Keio Corp.	416,000	3,157
* Mitsubishi Motors Corp.	3,642,200	3,139
TDK Corp.	83,300	3,132

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Rohm Co. Ltd.	96,900	3,129
Nomura Research Institute Ltd.	147,200	3,129
* Mazda Motor Corp.	2,620,000	3,125
Dena Co. Ltd.	99,400	3,102
* Olympus Corp.	176,700	3,087
FamilyMart Co. Ltd.	63,200	3,063
Benesse Holdings Inc.	63,500	3,059
Sumitomo Chemical Co. Ltd.	1,087,500	3,056
Fukuoka Financial Group Inc.	750,700	2,936
Nissin Foods Holdings Co. Ltd.	77,200	2,919
Dentsu Inc.	122,900	2,903
JSR Corp.	165,600	2,841
Hirose Electric Co. Ltd.	26,200	2,804
Toyota Tsusho Corp.	125,000	2,730
Chiyoda Corp.	168,000	2,714
Sekisui Chemical Co. Ltd.	330,000	2,710
Sony Financial Holdings Inc.	151,100	2,694
Chugoku Electric Power Co. Inc.	245,800	2,644
Toppan Printing Co. Ltd.	452,000	2,612
Daihatsu Motor Co. Ltd.	149,200	2,611
Shinsei Bank Ltd.	1,779,000	2,608
Nippon Express Co. Ltd.	702,500	2,571
Isetan Mitsukoshi Holdings Ltd.	260,340	2,548
Trend Micro Inc.	89,300	2,503
Mitsubishi Materials Corp.	855,000	2,486
Santen Pharmaceutical Co. Ltd.	56,700	2,484
Joyo Bank Ltd.	506,072	2,449
Chugoku Bank Ltd.	177,500	2,443
Rinnai Corp.	35,700	2,438
NGK Insulators Ltd.	218,000	2,431
* Tohoku Electric Power Co. Inc.	329,600	2,428
Keihan Electric Railway Co. Ltd.	486,000	2,349
Konica Minolta Holdings Inc.	350,000	2,328
Kyushu Electric Power Co. Inc.	306,700	2,326
Namco Bandai Holdings Inc.	144,300	2,267
Alfresa Holdings Corp.	50,000	2,260
Brother Industries Ltd.	239,600	2,260
MEIJI Holdings Co. Ltd.	49,345	2,258
Kawasaki Heavy Industries Ltd.	1,092,300	2,247
TonenGeneral Sekiyu KK	247,000	2,242
JTEKT Corp.	298,300	2,240
Yamaha Motor Co. Ltd.	231,200	2,208
Toho Co. Ltd.	125,300	2,185
USS Co. Ltd.	20,720	2,179
Nippon Yusen KK	1,138,700	2,171
Obayashi Corp.	479,700	2,146
Bank of Kyoto Ltd.	249,000	2,140
Taisei Corp.	775,700	2,139
Toho Gas Co. Ltd.	352,000	2,133
^ All Nippon Airways Co. Ltd.	1,004,258	2,127
Hisamitsu Pharmaceutical Co. Inc.	41,000	2,120
Konami Corp.	92,300	2,119
Kyowa Hakko Kirin Co. Ltd.	198,000	2,108
Mitsubishi Tanabe Pharma Corp.	144,700	2,086
Oji Holdings Corp.	699,200	2,050
IHI Corp.	962,000	2,026
Aeon Mall Co. Ltd.	77,800	2,018
Nitori Holdings Co. Ltd.	24,650	2,013
Keisei Electric Railway Co. Ltd.	219,000	2,008
Nisshin Seifun Group Inc.	160,500	2,006
Yokogawa Electric Corp.	176,100	2,005
NSK Ltd.	364,000	1,999
MediPal Holdings Corp.	156,300	1,991
Suruga Bank Ltd.	165,000	1,981

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Don Quijote Co. Ltd.	50,100	1,974
THK Co. Ltd.	118,200	1,965
Hulic Co. Ltd.	244,543	1,946
Sankyo Co. Ltd.	42,900	1,944
Kurita Water Industries Ltd.	85,400	1,939
Tokyu Land Corp.	340,200	1,910
Kansai Paint Co. Ltd.	177,000	1,907
Asics Corp.	128,400	1,866
Kikkoman Corp.	140,000	1,859
Hamamatsu Photonics KK	53,600	1,858
Kajima Corp.	670,200	1,856
NOK Corp.	114,800	1,842
TOTO Ltd.	245,000	1,836
Mitsui OSK Lines Ltd.	764,500	1,832
Toyo Suisan Kaisha Ltd.	73,000	1,819
Nippon Meat Packers Inc.	146,000	1,812
* Kobe Steel Ltd.	2,058,000	1,807
J Front Retailing Co. Ltd.	343,400	1,786
Dowa Holdings Co. Ltd.	267,000	1,782
Kagome Co. Ltd.	86,100	1,755
Taiheiyo Cement Corp.	816,000	1,740
Hachijuni Bank Ltd.	335,000	1,731
* Tokyo Electric Power Co. Inc.	1,025,663	1,674
Shimizu Corp.	500,000	1,673
Advantest Corp.	131,000	1,657
Nippon Electric Glass Co. Ltd.	323,500	1,646
Mitsubishi UFJ Lease & Finance Co. Ltd.	38,170	1,646
Kewpie Corp.	99,300	1,640
Shimamura Co. Ltd.	15,600	1,626
Iyo Bank Ltd.	209,200	1,617
Air Water Inc.	129,000	1,616
Park24 Co. Ltd.	93,900	1,613
Dainippon Sumitomo Pharma Co. Ltd.	139,900	1,609
Nissan Chemical Industries Ltd.	144,000	1,590
Ryohin Keikaku Co. Ltd.	23,900	1,583
Aozora Bank Ltd.	561,000	1,582
Miraca Holdings Inc.	37,300	1,575
Yokohama Rubber Co. Ltd.	223,000	1,567
^ Sharp Corp.	725,500	1,565
Hino Motors Ltd.	202,000	1,561
Mitsubishi Gas Chemical Co. Inc.	315,000	1,556
Showa Denko KK	1,015,200	1,553
Nagoya Railroad Co. Ltd.	559,000	1,526
Marui Group Co. Ltd.	210,700	1,516
Stanley Electric Co. Ltd.	109,500	1,507
Idemitsu Kosan Co. Ltd.	17,500	1,506
Hakuhodo DY Holdings Inc.	25,020	1,499
Gunma Bank Ltd.	310,000	1,496
Mitsubishi Logistics Corp.	115,000	1,483
Taiyo Nippon Sanso Corp.	270,000	1,482
Tsumura & Co.	46,300	1,481
^ Casio Computer Co. Ltd.	193,126	1,478
Toyo Seikan Kaisha Ltd.	139,000	1,478
Kamigumi Co. Ltd.	182,000	1,468
Yamaguchi Financial Group Inc.	177,000	1,466
Ube Industries Ltd.	637,000	1,455
Shikoku Electric Power Co. Inc.	136,072	1,455
Japan Steel Works Ltd.	242,500	1,437
Hokuhoku Financial Group Inc.	903,000	1,436
Hiroshima Bank Ltd.	403,200	1,434
Teijin Ltd.	622,000	1,426
Daicel Corp.	236,000	1,417
Sumitomo Heavy Industries Ltd.	394,200	1,413
Nippon Paint Co. Ltd.	176,000	1,409

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Takashimaya Co. Ltd.	214,000	1,408
Hokuriku Electric Power Co.	141,000	1,400
SBI Holdings Inc.	199,380	1,396
^ Gree Inc.	79,200	1,381
Nippon Kayaku Co. Ltd.	123,000	1,369
Sumitomo Rubber Industries Ltd.	115,000	1,356
Aeon Credit Service Co. Ltd.	63,400	1,347
Sojitz Corp.	1,078,500	1,339
Mitsui Chemicals Inc.	646,000	1,335
Amada Co. Ltd.	261,000	1,325
NHK Spring Co. Ltd.	156,200	1,305
Maruichi Steel Tube Ltd.	62,400	1,298
Yamato Kogyo Co. Ltd.	45,900	1,289
Nippon Shokubai Co. Ltd.	131,000	1,285
COMSYS Holdings Corp.	96,400	1,281
Hitachi Chemical Co. Ltd.	90,500	1,276
Sysmex Corp.	27,000	1,270
* Acom Co. Ltd.	42,750	1,263
Shimadzu Corp.	187,000	1,259
Hoshizaki Electric Co. Ltd.	46,193	1,258
Nanto Bank Ltd.	245,000	1,249
Denki Kagaku Kogyo KK	404,000	1,247
Hitachi Construction Machinery Co. Ltd.	75,300	1,238
Ibiden Co. Ltd.	97,500	1,230
Sanrio Co. Ltd.	37,088	1,221
Citizen Holdings Co. Ltd.	239,400	1,215
Nomura Real Estate Holdings Inc.	67,100	1,204
Daido Steel Co. Ltd.	277,700	1,204
Nishi-Nippon City Bank Ltd.	526,700	1,201
Suzuken Co. Ltd.	37,800	1,193
Sumitomo Osaka Cement Co. Ltd.	362,000	1,179
* Tokyo Tatemono Co. Ltd.	285,000	1,173
Yamaha Corp.	129,600	1,165
Hitachi Metals Ltd.	124,000	1,162
Hokkaido Electric Power Co. Inc.	140,800	1,160
Zeon Corp.	159,000	1,147
Minebea Co. Ltd.	348,000	1,144
Yaskawa Electric Corp.	158,000	1,132
Shiga Bank Ltd.	173,000	1,132
NGK Spark Plug Co. Ltd.	101,000	1,131
Yamazaki Baking Co. Ltd.	94,000	1,130
DIC Corp.	612,700	1,130
Sawai Pharmaceutical Co. Ltd.	10,200	1,127
Ito En Ltd.	59,800	1,125
Nichirei Corp.	204,000	1,125
Lion Corp.	194,000	1,121
Sotetsu Holdings Inc.	330,000	1,120
Glory Ltd.	45,900	1,114
Itochu Techno-Solutions Corp.	21,400	1,107
Mabuchi Motor Co. Ltd.	26,000	1,102
Kinden Corp.	172,000	1,077
Ebara Corp.	274,000	1,075
Nishi-Nippon Railroad Co. Ltd.	250,000	1,062
Rohto Pharmaceutical Co. Ltd.	77,000	1,061
Sumitomo Forestry Co. Ltd.	118,300	1,059
Takara Holdings Inc.	141,000	1,056
K's Holdings Corp.	39,444	1,055
UNY Co. Ltd.	146,400	1,042
Mitsui Mining & Smelting Co. Ltd.	492,000	1,041
^ GS Yuasa Corp.	267,000	1,041
Azbil Corp.	50,800	1,039
Dainippon Screen Manufacturing Co. Ltd.	171,000	1,036
Ogaki Kyoritsu Bank Ltd.	294,000	1,035
Ezaki Glico Co. Ltd.	91,000	1,026

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Shimachu Co. Ltd.	46,300	1,023
	NTT Urban Development Corp.	1,224	1,009
	Wacoal Holdings Corp.	89,000	1,001
	Sugi Holdings Co. Ltd.	27,665	1,000
	Oracle Corp. Japan	22,200	987
	Fuji Electric Co. Ltd.	486,000	986
	Kobayashi Pharmaceutical Co. Ltd.	18,600	982
	MISUMI Group Inc.	39,700	975
	Cosmo Oil Co. Ltd.	542,000	964
	Senshu Ikeda Holdings Inc.	153,140	955
	Ushio Inc.	89,700	946
	Japan Petroleum Exploration Co.	24,800	933
*	Furukawa Electric Co. Ltd.	465,000	927
	Toyoda Gosei Co. Ltd.	46,900	924
	Mochida Pharmaceutical Co. Ltd.	71,000	916
	77 Bank Ltd.	240,000	914
	Obic Co. Ltd.	4,430	912
	Canon Marketing Japan Inc.	62,500	911
	Taiyo Yuden Co. Ltd.	107,200	909
	H2O Retailing Corp.	87,000	895
	Awa Bank Ltd.	149,500	894
	Higo Bank Ltd.	149,200	880
	Fujikura Ltd.	315,000	876
	Nippon Paper Group Inc.	76,600	876
	Kakaku.com Inc.	25,572	875
	Otsuka Corp.	10,700	872
	Koito Manufacturing Co. Ltd.	70,000	869
	Capcom Co. Ltd.	45,200	862
	Hikari Tsushin Inc.	15,600	862
	Autobacs Seven Co. Ltd.	20,900	858
	Komeri Co. Ltd.	35,100	847
	Izumi Co. Ltd.	34,500	838
	Onward Holdings Co. Ltd.	113,000	837
*	Haseko Corp.	1,309,500	836
	Toyobo Co. Ltd.	756,000	833
	Nabtesco Corp.	44,500	830
	Aoyama Trading Co. Ltd.	41,900	828
	Kagoshima Bank Ltd.	129,500	826
	ABC-Mart Inc.	18,700	820
	M3 Inc.	423	813
	Hitachi High-Technologies Corp.	36,700	804
	Matsumotokiyoshi Holdings Co. Ltd.	33,100	797
	Juroku Bank Ltd.	245,000	795
	Hokkoku Bank Ltd.	219,000	791
	Rengo Co. Ltd.	178,000	778
	Kaneka Corp.	159,000	776
	Daishi Bank Ltd.	232,000	767
	Century Tokyo Leasing Corp.	38,544	765
	Tosoh Corp.	390,000	763
	Hyakujushi Bank Ltd.	192,500	755
^,*	Kawasaki Kisen Kaisha Ltd.	594,000	753
	Nisshinbo Holdings Inc.	115,000	752
	Seino Holdings Co. Ltd.	130,000	750
	San-In Godo Bank Ltd.	107,000	740
	Jafco Co. Ltd.	32,300	734
^	Seiko Epson Corp.	131,200	730
	House Foods Corp.	45,200	729
	Coca-Cola West Co. Ltd.	46,900	719
	Disco Corp.	14,100	696
	Sapporo Holdings Ltd.	247,200	690
	Hyakugo Bank Ltd.	157,000	687
	OKUMA Corp.	112,000	685
	NTN Corp.	369,000	662
*	North Pacific Bank Ltd.	256,100	662

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Musashino Bank Ltd.	22,900	656
	TSI Holdings Co. Ltd.	107,200	654
	Alps Electric Co. Ltd.	110,400	653
	Hitachi Capital Corp.	33,900	651
	Kokuyo Co. Ltd.	83,700	650
	Nagase & Co. Ltd.	60,700	648
	Matsui Securities Co. Ltd.	93,900	633
	Fuji Media Holdings Inc.	423	626
	Toyota Boshoku Corp.	66,000	626
	Nippon Sheet Glass Co. Ltd.	752,344	623
	Sundrug Co. Ltd.	16,900	622
	Mitsui Engineering & Shipbuilding Co. Ltd.	515,700	620
	Takata Corp.	33,500	612
	Sohgo Security Services Co. Ltd.	43,400	610
	Nippon Television Holdings Inc.	47,100	609
*	Sumco Corp.	88,100	604
	Asatsu-DK Inc.	26,200	602
	Lintec Corp.	34,600	598
	Toda Corp.	195,000	589
	Kissei Pharmaceutical Co. Ltd.	34,000	580
	Sumitomo Bakelite Co. Ltd.	161,200	575
	Showa Shell Sekiyu KK	102,800	572
	Square Enix Holdings Co. Ltd.	38,800	547
	Heiwa Corp.	34,700	545
	Nipro Corp.	79,100	541
	Keiyo Bank Ltd.	122,000	535
	SKY Perfect JSAT Holdings Inc.	1,143	522
	Fukuyama Transporting Co. Ltd.	99,000	520
*	Nisshin Steel Holdings Co. Ltd.	78,100	518
	Kose Corp.	23,000	496
	Pacific Metals Co. Ltd.	145,819	496
	Tokuyama Corp.	249,000	478
	Mori Seiki Co. Ltd.	72,000	451
	Tokai Carbon Co. Ltd.	139,000	447
	Toshiba TEC Corp.	95,000	444
	Hitachi Transport System Ltd.	29,100	437
	Exedy Corp.	18,926	370
	Tokai Rika Co. Ltd.	29,400	369
	Sumitomo Real Estate Sales Co. Ltd.	7,810	368
	Kansai Urban Banking Corp.	299,000	367
	PanaHome Corp.	55,000	344
*	Mitsumi Electric Co. Ltd.	67,100	323
	Shinko Electric Industries Co. Ltd.	51,400	320
	Hitachi Koki Co. Ltd.	43,300	311
	Toppan Forms Co. Ltd.	32,600	307
	Tokyo Broadcasting System Holdings Inc.	30,400	296
^	Toho Titanium Co. Ltd.	33,100	294
	Kandenko Co. Ltd.	62,000	289
	Tokyo Steel Manufacturing Co. Ltd.	88,700	285
	Shima Seiki Manufacturing Ltd.	22,200	283
	Tokai Rubber Industries Ltd.	29,300	260
	Calsonic Kansei Corp.	63,700	257
	KYB Co. Ltd.	69,476	250
	NS Solutions Corp.	12,100	245
^,*	Nissha Printing Co. Ltd.	28,700	219
	OSAKA Titanium Technologies Co.	11,000	218
	Point Inc.	5,050	192
	TV Asahi Corp.	14,800	191
*	Ulvac Inc.	28,600	181
*	Hitachi Cable Ltd.	126,000	166
	Funai Electric Co. Ltd.	9,100	123
			1,764,701

	Vanguard® FTSE All-World ex-US Index Fund
	Schedule of Investments
	October 31, 2012

			Market
			Value
		Shares	($000)
	Luxembourg (0.0%)
	L'Occitane International SA	376,500	1,170

	Malaysia (1.0%)
	Malayan Banking Bhd.	5,115,896	15,134
	Sime Darby Bhd.	3,911,194	12,546
	CIMB Group Holdings Bhd.	4,848,500	12,117
	Axiata Group Bhd.	5,508,937	11,791
	DiGi.Com Bhd.	5,029,640	8,751
	Genting Bhd.	2,389,800	6,925
	IOI Corp. Bhd.	4,150,765	6,881
	Petronas Chemicals Group Bhd.	2,790,468	5,944
	Public Bank Bhd. (Foreign)	892,869	4,653
	Maxis Bhd.	1,946,400	4,444
	Petronas Gas Bhd.	689,700	4,430
	AMMB Holdings Bhd.	1,969,800	4,119
	Kuala Lumpur Kepong Bhd.	468,800	3,292
	Genting Malaysia Bhd.	2,601,100	3,061
	YTL Corp. Bhd.	4,905,853	2,811
	Tenaga Nasional Bhd.	1,168,400	2,658
	British American Tobacco Malaysia Bhd.	121,500	2,518
	UMW Holdings Bhd.	766,800	2,499
	Hong Leong Bank Bhd.	485,260	2,336
*	IHH Healthcare Bhd.	2,125,000	2,280
	PPB Group Bhd.	500,200	2,208
	Gamuda Bhd.	1,766,300	2,089
	IJM Corp. Bhd.	1,168,020	1,917
	Petronas Dagangan Bhd.	261,900	1,895
	Telekom Malaysia Bhd.	939,400	1,842
	AirAsia Bhd.	1,836,000	1,822
	Felda Global Ventures Holdings Bhd.	970,400	1,491
	RHB Capital Bhd.	587,300	1,443
	Alliance Financial Group Bhd.	982,900	1,311
	Berjaya Sports Toto Bhd.	896,257	1,306
	YTL Power International Bhd.	2,427,702	1,297
	Lafarge Malayan Cement Bhd.	380,810	1,219
*,3	Astro Malaysia Holdings Bhd.	1,344,568	1,196
	Bumi Armada Bhd.	768,400	987
	MMC Corp. Bhd.	1,011,300	863
*	UEM Land Holdings Bhd.	1,067,000	739
	Parkson Holdings Bhd.	444,556	707
	Malaysia Marine and Heavy Engineering Holdings Bhd.	445,200	704
	SP Setia Bhd.	534,000	632
	Public Bank Bhd. (Local)	28,231	147
			145,005
	Mexico (1.3%)
	America Movil SAB de CV	33,990,394	43,169
	Wal-Mart de Mexico SAB de CV	6,174,517	18,235
	Fomento Economico Mexicano SAB de CV	1,890,600	17,026
	Grupo Televisa SAB	2,480,500	11,275
	Grupo Financiero Banorte SAB de CV	2,022,900	11,239
	Grupo Mexico SAB de CV Class B	3,441,355	11,028
	Industrias Penoles SAB de CV	138,084	6,879
	Mexichem SAB de CV	1,336,434	6,623
*	Cemex SAB de CV ADR	629,560	5,691
	Arca Continental SAB de CV	699,676	5,077
	Coca-Cola Femsa SAB de CV	385,841	4,946
	Grupo Modelo SAB de CV	556,800	4,907
	Grupo Bimbo SAB de CV Class A	2,042,528	4,758
	Grupo Financiero Inbursa SAB de CV	1,744,000	4,644
	Alfa SAB de CV Class A	2,256,100	4,161
	Grupo Financiero Santander Mexico SAB de CV Class B	1,417,250	3,865
*	Cemex SAB de CV	3,131,695	2,839
	Grupo Elektra SAB DE CV	61,780	2,546

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
* Minera Frisco SAB de CV	639,551	2,545
Kimberly-Clark de Mexico SAB de CV Class A	1,031,940	2,478
Grupo Carso SAB de CV	595,300	2,155
Organizacion Soriana SAB de CV Class B	289,100	972
		177,058
Mongolia (0.0%)
* Mongolian Mining Corp.	884,200	432

Morocco (0.0%)
Douja Promotion Groupe Addoha SA	103,555	749
Managem	2,712	500
		1,249
Netherlands (1.7%)
Unilever NV	1,346,598	49,494
* ING Groep NV	3,354,093	29,846
Koninklijke Philips Electronics NV	902,824	22,612
ASML Holding NV	354,621	19,495
Heineken NV	250,783	15,477
Koninklijke Ahold NV	977,589	12,449
Akzo Nobel NV	203,831	11,094
Aegon NV	1,687,409	9,437
Reed Elsevier NV	630,985	8,470
Koninklijke DSM NV	158,216	8,136
Koninklijke KPN NV	1,226,068	7,729
* DE Master Blenders 1753 NV	513,809	6,302
Wolters Kluwer NV	265,029	5,128
Heineken Holding NV	97,673	4,963
Fugro NV	71,952	4,869
Randstad Holding NV	112,289	3,671
TNT Express NV	343,942	3,624
Koninklijke Vopak NV	45,174	3,145
Corio NV	61,418	2,736
Koninklijke Boskalis Westminster NV	66,696	2,544
* SBM Offshore NV	144,090	1,886
PostNL NV	408,781	1,613
		234,720
New Zealand (0.1%)
Fletcher Building Ltd.	601,981	3,482
Telecom Corp. of New Zealand Ltd.	1,646,296	3,255
Auckland International Airport Ltd.	898,841	1,983
SKYCITY Entertainment Group Ltd.	535,202	1,707
Contact Energy Ltd.	298,108	1,357
Chorus Ltd.	336,346	934
Fisher & Paykel Healthcare Corp. Ltd.	414,347	800
Kiwi Income Property Trust	817,166	786
Sky Network Television Ltd.	170,765	754
Vector Ltd.	226,009	505
Warehouse Group Ltd.	112,293	291
Air New Zealand Ltd.	205,295	209
		16,063
Norway (0.7%)
Statoil ASA	1,108,317	27,297
Telenor ASA	698,374	13,736
DNB ASA	1,052,225	13,154
Seadrill Ltd.	305,900	12,395
Yara International ASA	186,444	8,787
Orkla ASA	892,566	7,071
Subsea 7 SA	306,247	6,713
Norsk Hydro ASA	901,285	4,058
Aker Solutions ASA	175,045	3,449
Gjensidige Forsikring ASA	173,704	2,536
* Storebrand ASA	416,269	2,095

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Kvaerner ASA	162,173	412
			101,703
Peru (0.1%)
	Credicorp Ltd.	51,933	6,668
	Cia de Minas Buenaventura SA ADR	180,867	6,468
	Volcan Cia Minera SAA Class B	1,762,608	1,721
			14,857
Philippines (0.2%)
	Ayala Land Inc.	5,358,564	3,063
	SM Investments Corp.	155,600	3,031
	Bank of the Philippine Islands	1,398,567	2,747
	Philippine Long Distance Telephone Co.	36,440	2,339
	SM Prime Holdings Inc.	6,492,877	2,282
	Aboitiz Equity Ventures Inc.	1,918,360	2,245
	San Miguel Corp.	791,550	2,094
	BDO Unibank Inc.	1,192,328	1,850
	Metropolitan Bank & Trust	700,141	1,614
	Ayala Corp.	146,438	1,572
	Energy Development Corp.	9,444,000	1,529
	Aboitiz Power Corp.	1,815,080	1,458
	Alliance Global Group Inc.	3,268,000	1,178
	DMCI Holdings Inc.	845,000	1,106
	Jollibee Foods Corp.	361,690	928
	Globe Telecom Inc.	31,510	871
			29,907
Poland (0.3%)
	KGHM Polska Miedz SA	131,976	6,651
	Powszechny Zaklad Ubezpieczen SA	56,422	6,600
	Powszechna Kasa Oszczednosci Bank Polski SA	550,946	6,159
	Bank Pekao SA	90,413	4,343
*	Polski Koncern Naftowy Orlen SA	282,383	3,870
	PGE SA	633,338	3,436
	Telekomunikacja Polska SA	588,016	2,230
*	Polskie Gornictwo Naftowe i Gazownictwo SA	1,492,764	1,849
	Tauron Polska Energia SA	1,144,834	1,583
	Jastrzebska Spolka Weglowa SA	38,934	1,061
^,*	BRE Bank SA	10,729	1,014
	Bank Handlowy w Warszawie SA	33,724	984
*	ING Bank Slaski SA	34,249	935
	Synthos SA	438,794	732
	Enea SA	102,435	495
*	Get Bank SA	835,670	437
	TVN SA	132,739	291
			42,670
Portugal (0.1%)
	EDP - Energias de Portugal SA	1,889,756	5,137
	Portugal Telecom SGPS SA	786,102	3,953
	Jeronimo Martins SGPS SA	216,783	3,795
	Galp Energia SGPS SA	216,584	3,467
*	Banco Espirito Santo SA	1,807,673	1,759
^,*	Banco Comercial Portugues SA	12,866,403	1,170
*	EDP Renovaveis SA	231,951	1,105
			20,386
Russia (1.4%)
	Gazprom OAO ADR	4,112,180	37,770
	Lukoil OAO ADR	554,048	33,624
	Sberbank of Russia	8,722,763	25,612
	Magnit OJSC GDR	290,620	10,348
	Tatneft OAO ADR	239,760	9,323
	Rosneft OAO GDR	1,208,433	8,979
	NovaTek OAO	794,236	8,617
	Uralkali OJSC	1,067,683	8,421
	MMC Norilsk Nickel OJSC ADR	413,018	6,348

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Surgutneftegas OAO ADR	624,993	5,469
Mobile Telesystems OJSC	705,700	5,191
VTB Bank OJSC GDR	1,001,778	3,469
* Rostelecom OJSC ADR	131,777	3,032
AK Transneft OAO Prior Pfd.	1,341	2,687
Federal Hydrogenerating Co. JSC	100,463,634	2,468
Sistema JSFC GDR	125,075	2,303
Rostelecom OJSC	496,700	1,956
Sberbank of Russia ADR	162,900	1,926
Severstal OAO GDR	144,511	1,755
Mobile Telesystems OJSC ADR	92,735	1,589
* Federal Grid Co. Unified Energy System JSC	217,966,667	1,421
* Inter Rao Ues OAO	1,731,630,009	1,403
E.ON Russia JSC	16,417,100	1,344
Novolipetsk Steel OJSC	603,543	1,134
* Pharmstandard OJSC GDR	62,661	922
* IDGC Holding JSC	14,347,627	848
TMK OAO	246,589	755
LSR Group GDR	155,296	751
* NOMOS-BANK GDR	46,403	620
VTB Bank OJSC	305,166,217	531
* United Co. RUSAL plc	966,876	529
* Magnitogorsk Iron & Steel Works	1,378,448	459
Mosenergo OAO	10,297,820	453
Aeroflot - Russian Airlines OJSC	294,614	375
* Raspadskaya OAO	180,826	352
TGK-1 OAO	778,059,000	156
* PIK Group	47,161	104
3 Yenisei Territorial Generating Co. GDR	5,021	1
Uralkali OJSC GDR	2	—
		193,045
Singapore (1.3%)
Singapore Telecommunications Ltd.	6,916,000	18,217
DBS Group Holdings Ltd.	1,579,459	17,937
Oversea-Chinese Banking Corp. Ltd.	2,243,600	16,675
United Overseas Bank Ltd.	1,014,460	15,128
Keppel Corp. Ltd.	1,160,700	10,099
Fraser and Neave Ltd.	1,222,664	9,160
CapitaLand Ltd.	2,875,998	7,659
Genting Singapore plc	5,241,212	5,693
City Developments Ltd.	606,498	5,663
Wilmar International Ltd.	2,206,084	5,569
Singapore Exchange Ltd.	988,000	5,430
Jardine Cycle & Carriage Ltd.	124,000	4,989
Singapore Airlines Ltd.	536,670	4,651
Singapore Press Holdings Ltd.	1,376,074	4,550
Noble Group Ltd.	4,220,072	4,506
Golden Agri-Resources Ltd.	8,150,607	4,163
Global Logistic Properties Ltd.	1,942,000	4,075
Singapore Technologies Engineering Ltd.	1,308,151	3,765
Ascendas REIT	1,920,000	3,705
CapitaMall Trust	2,098,800	3,611
SembCorp Industries Ltd.	774,000	3,435
Hutchison Port Holdings Trust	3,862,000	2,999
ComfortDelGro Corp. Ltd.	2,087,424	2,887
SembCorp Marine Ltd.	689,600	2,649
^ Olam International Ltd.	1,512,726	2,430
CapitaCommercial Trust	1,786,235	2,292
UOL Group Ltd.	487,000	2,253
CapitaMalls Asia Ltd.	1,261,000	1,903
Keppel Land Ltd.	637,724	1,766
StarHub Ltd.	575,840	1,732
Venture Corp. Ltd.	236,000	1,477
Yangzijiang Shipbuilding Holdings Ltd.	1,566,964	1,156

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Singapore Post Ltd.	1,138,000	1,063
SMRT Corp. Ltd.	615,000	874
* Neptune Orient Lines Ltd.	817,750	774
SIA Engineering Co. Ltd.	187,000	643
M1 Ltd.	294,900	630
Wing Tai Holdings Ltd.	424,811	601
* Yanlord Land Group Ltd.	508,000	521
Cosco Corp. Singapore Ltd.	692,000	497
GuocoLand Ltd.	203,999	362
Indofood Agri Resources Ltd.	331,000	341
		188,530
South Africa (2.1%)
MTN Group Ltd.	1,632,399	29,497
Sasol Ltd.	557,926	23,768
Naspers Ltd.	356,386	23,142
Standard Bank Group Ltd.	1,374,442	16,972
FirstRand Ltd.	3,657,799	12,157
AngloGold Ashanti Ltd.	330,154	11,154
Shoprite Holdings Ltd.	497,669	10,235
Impala Platinum Holdings Ltd.	545,859	9,842
Sanlam Ltd.	1,844,102	8,241
Gold Fields Ltd.	633,591	7,872
Remgro Ltd.	418,782	7,174
Bidvest Group Ltd.	291,201	6,951
Woolworths Holdings Ltd.	725,542	5,478
Steinhoff International Holdings Ltd.	1,610,161	5,417
Aspen Pharmacare Holdings Ltd.	292,849	5,344
Kumba Iron Ore Ltd.	83,486	5,222
ABSA Group Ltd.	311,890	5,000
Vodacom Group Ltd.	382,811	4,822
Nedbank Group Ltd.	225,042	4,640
Truworths International Ltd.	404,310	4,403
Growthpoint Properties Ltd.	1,522,008	4,149
Imperial Holdings Ltd.	179,749	4,085
RMB Holdings Ltd.	919,657	4,040
Tiger Brands Ltd.	124,182	3,948
Anglo American Platinum Ltd.	72,684	3,379
Life Healthcare Group Holdings Ltd.	887,300	3,356
Mr Price Group Ltd.	213,799	3,306
Harmony Gold Mining Co. Ltd.	387,854	3,178
Foschini Group Ltd.	206,045	2,992
Netcare Ltd.	1,265,075	2,626
MMI Holdings Ltd.	1,022,768	2,468
Exxaro Resources Ltd.	123,079	2,461
African Bank Investments Ltd.	679,203	2,298
Massmart Holdings Ltd.	102,258	2,057
Spar Group Ltd.	145,697	2,042
Nampak Ltd.	598,137	1,995
AVI Ltd.	291,193	1,920
Mediclinic International Ltd.	352,163	1,915
Brait SE	445,160	1,749
Reunert Ltd.	194,809	1,716
* PPC Ltd.	490,968	1,639
Capital Property Fund	1,408,932	1,622
Discovery Holdings Ltd.	250,891	1,605
Clicks Group Ltd.	228,638	1,577
Barloworld Ltd.	194,269	1,574
African Rainbow Minerals Ltd.	72,080	1,511
Assore Ltd.	34,721	1,436
Investec Ltd.	242,872	1,432
Liberty Holdings Ltd.	121,122	1,404
* Sappi Ltd.	488,680	1,386
Aveng Ltd.	378,349	1,354
Tongaat Hulett Ltd.	86,038	1,350

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Hyprop Investments Ltd.	151,157	1,169
Mondi Ltd.	104,101	1,127
Sun International Ltd.	99,332	1,105
Adcock Ingram Holdings Ltd.	152,934	1,022
DataTec Ltd.	154,633	959
* Murray & Roberts Holdings Ltd.	368,460	958
Northam Platinum Ltd.	254,736	956
Pick n Pay Stores Ltd.	192,821	945
Aeci Ltd.	103,892	883
Fountainhead Property Trust	953,924	882
Santam Ltd.	42,023	874
Capitec Bank Holdings Ltd.	37,728	831
Coronation Fund Managers Ltd.	196,335	759
* Telkom SA Ltd.	348,835	736
Illovo Sugar Ltd.	201,183	735
* ArcelorMittal South Africa Ltd.	189,691	731
Wilson Bayly Holmes-Ovcon Ltd.	40,864	670
Lewis Group Ltd.	80,519	642
Grindrod Ltd.	369,993	635
JSE Ltd.	71,646	581
JD Group Ltd.	91,065	487
Pick'n Pay Holdings Ltd.	204,912	440
* Royal Bafokeng Platinum Ltd.	62,127	380
Allied Technologies Ltd.	41,309	191
Palabora Mining Co. Ltd.	12,022	117
		299,716
South Korea (4.0%)
Samsung Electronics Co. Ltd. GDR	161,513	97,877
Samsung Electronics Co. Ltd.	46,108	55,331
Hyundai Motor Co.	142,712	29,330
POSCO ADR	305,090	23,913
Hyundai Mobis	63,264	16,078
Kia Motors Corp.	263,226	14,593
Shinhan Financial Group Co. Ltd. ADR	396,328	13,562
LG Chem Ltd.	43,168	12,109
KB Financial Group Inc. ADR	350,618	11,939
Hyundai Heavy Industries Co. Ltd.	49,506	10,374
* SK Hynix Inc.	452,080	10,291
NHN Corp.	41,557	9,613
Samsung Fire & Marine Insurance Co. Ltd.	41,146	8,982
SK Innovation Co. Ltd.	60,231	8,853
Samsung Life Insurance Co. Ltd.	86,852	7,480
^ LG Electronics Inc.	105,460	7,337
Samsung C&T Corp.	134,999	7,333
* Korea Electric Power Corp. ADR	534,995	6,896
LG Display Co. Ltd.	228,220	6,773
SK Telecom Co. Ltd. ADR	424,876	6,641
S-Oil Corp.	71,447	6,533
Hana Financial Group Inc.	205,750	5,985
Samsung Heavy Industries Co. Ltd.	195,190	5,957
LG Household & Health Care Ltd.	9,961	5,850
KT Corp. ADR	321,518	5,450
Korea Zinc Co. Ltd.	12,292	5,035
LG Corp.	74,935	4,570
Samsung Engineering Co. Ltd.	34,016	4,440
KT&G Corp.	57,365	4,365
Amorepacific Corp.	3,690	4,193
Hyundai Engineering & Construction Co. Ltd.	69,056	4,155
SK Holdings Co. Ltd.	29,360	4,086
Samsung Electro-Mechanics Co. Ltd.	46,631	3,988
E-Mart Co. Ltd.	17,403	3,772
Cheil Industries Inc.	43,649	3,737
Samsung SDI Co. Ltd.	28,442	3,566
Orion Corp.	3,708	3,482

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
*	Hankook Tire Co. Ltd.	77,805	3,282
	Woori Finance Holdings Co. Ltd.	335,460	3,167
	Kangwon Land Inc.	132,190	3,077
	AMOREPACIFIC Group	6,707	2,891
	Samsung Securities Co. Ltd.	63,720	2,851
^	OCI Co. Ltd.	19,978	2,816
	Honam Petrochemical Corp.	13,333	2,725
	Dongbu Insurance Co. Ltd.	59,280	2,686
	Celltrion Inc.	108,617	2,675
	NCSoft Corp.	13,693	2,625
	Hyundai Wia Corp.	15,998	2,580
	Hyundai Steel Co.	35,681	2,564
^	CJ CheilJedang Corp.	7,996	2,509
	Hyundai Department Store Co. Ltd.	19,596	2,431
	GS Holdings	38,370	2,410
	Woongjin Coway Co. Ltd.	65,740	2,395
	Samsung Techwin Co. Ltd.	44,950	2,350
	Lotte Shopping Co. Ltd.	7,173	2,218
	LS Corp.	26,803	2,189
	Daelim Industrial Co. Ltd.	29,411	2,044
	Daewoo Securities Co. Ltd.	199,599	2,010
	Shinhan Financial Group Co. Ltd.	56,659	1,945
	Kumho Petrochemical Co. Ltd.	18,950	1,859
	Hyundai Marine & Fire Insurance Co. Ltd.	57,310	1,850
	BS Financial Group Inc.	159,280	1,803
	Hanwha Corp.	62,430	1,781
	GS Engineering & Construction Corp.	31,285	1,758
	Hyosung Corp.	29,390	1,619
	Korea Investment Holdings Co. Ltd.	46,250	1,581
	Doosan Heavy Industries & Construction Co. Ltd.	36,115	1,545
	Yuhan Corp.	8,836	1,525
	Mando Corp.	11,547	1,521
	Industrial Bank of Korea	137,390	1,510
	Hanwha Life Insurance Co. Ltd.	213,270	1,503
*	Korea Exchange Bank	216,740	1,502
	Daewoo International Corp.	38,713	1,485
*	Hyundai Merchant Marine Co. Ltd.	60,763	1,462
	DGB Financial Group Inc.	112,560	1,422
	Korea Gas Corp.	20,060	1,407
	SK C&C Co. Ltd.	16,037	1,406
	S1 Corp.	22,710	1,369
	Korean Air Lines Co. Ltd.	30,360	1,361
	Hyundai Mipo Dockyard	12,722	1,357
	Hyundai Glovis Co. Ltd.	6,453	1,342
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	62,560	1,340
	Lotte Confectionery Co. Ltd.	919	1,323
	Cheil Worldwide Inc.	68,520	1,320
	LG Uplus Corp.	206,010	1,316
	KCC Corp.	4,504	1,263
	Samsung Card Co. Ltd.	31,647	1,223
	Woori Investment & Securities Co. Ltd.	125,536	1,212
	CJ Corp.	11,566	1,128
	Hyundai Development Co.	60,050	1,078
	Samsung Fine Chemicals Co. Ltd.	16,750	1,068
	Shinsegae Co. Ltd.	5,897	1,054
*	CJ Korea Express Co. Ltd.	10,075	1,048
	Lotte Chilsung Beverage Co. Ltd.	798	1,042
*	Doosan Infracore Co. Ltd.	69,820	1,029
	Doosan Corp.	8,590	992
	Hanwha Chemical Corp.	55,690	924
	Daum Communications Corp.	10,720	920
*	Daewoo Engineering & Construction Co. Ltd.	106,779	908
	NongShim Co. Ltd.	3,516	830
^,*	Hanjin Shipping Co. Ltd.	74,420	828

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Hyundai Hysco Co. Ltd.	20,100	803
	Hyundai Securities Co. Ltd.	93,140	714
	Halla Climate Control Corp.	37,180	693
	Hite Jinro Co. Ltd.	23,079	682
	KB Financial Group Inc.	16,202	551
	SK Networks Co. Ltd.	55,870	489
	Dongkuk Steel Mill Co. Ltd.	37,240	477
	SKC Co. Ltd.	11,170	457
	LG Hausys Ltd.	5,600	402
	STX Corp. Co. Ltd.	51,698	378
	Hyundai Securities Co. Ltd. Prior Pfd.	52,467	378
	Mirae Asset Securities Co. Ltd.	13,524	366
^	KEPCO Engineering & Construction Co. Inc.	5,831	343
^	STX Offshore & Shipbuilding Co. Ltd.	44,810	324
^,*	Hanjin Heavy Industries & Construction Co. Ltd.	28,772	311
	Daishin Securities Co. Ltd.	38,520	307
^	STX Pan Ocean Co. Ltd.	76,430	241
	Hankook Tire Worldwide Co. Ltd.	17,784	230
	POSCO	699	220
*	Korea Electric Power Corp.	7,298	189
	Lotte Midopa Co. Ltd.	15,540	179
	Daishin Securities Co. Ltd. Prior Pfd.	21,130	125
	KT Corp.	135	5
	SK Telecom Co. Ltd.	21	3
			565,590
Spain (2.0%)
*	Banco Santander SA	8,438,101	63,533
	Telefonica SA	3,883,794	51,262
	Banco Bilbao Vizcaya Argentaria SA	4,658,576	38,927
	Inditex SA	216,449	27,639
	Iberdrola SA	3,868,195	20,033
	Repsol SA	755,947	15,150
	Amadeus IT Holding SA	289,850	7,180
	Ferrovial SA	467,834	6,620
*	Grifols SA	179,593	6,237
*	Banco de Sabadell SA	2,476,616	6,039
	Gas Natural SDG SA	344,933	5,359
	Abertis Infraestructuras SA	340,383	5,141
	ACS Actividades de Construccion y Servicios SA	188,828	4,035
	CaixaBank	1,054,958	4,007
	Distribuidora Internacional de Alimentacion SA	559,397	3,389
	Enagas SA	161,631	3,215
	Red Electrica Corp. SA	51,218	2,403
	Mapfre SA	793,163	2,200
	Banco Popular Espanol SA	1,283,913	2,008
	Zardoya Otis SA	132,874	1,644
	Endesa SA	73,459	1,565
^	Indra Sistemas SA	133,971	1,533
	Bankinter SA	327,557	1,301
	Acciona SA	20,304	1,248
	Acerinox SA	76,425	798
	Mediaset Espana Comunicacion SA	124,398	670
	Corp Financiera Alba SA	14,757	559
	Fomento de Construcciones y Contratas SA	40,290	528
^	Banco Espanol de Credito SA	62,761	230
			284,453
Sweden (2.1%)
	Nordea Bank AB	2,619,151	23,807
	Telefonaktiebolaget LM Ericsson Class B	2,552,953	22,617
	Svenska Handelsbanken AB Class A	534,005	18,326
	Hennes & Mauritz AB Class B	507,614	17,211
	Volvo AB Class B	1,203,878	16,245
	Skandinaviska Enskilda Banken AB Class A	1,884,990	15,641
	Sandvik AB	1,091,125	15,162

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Swedbank AB Class A	790,762	14,688
Atlas Copco AB Class A	545,519	13,415
TeliaSonera AB	1,878,324	12,349
Svenska Cellulosa AB Class B	523,681	10,210
Assa Abloy AB Class B	299,798	9,988
Investor AB Class B	392,940	8,674
SKF AB	356,798	8,052
Atlas Copco AB Class B	339,263	7,439
Scania AB Class B	347,408	6,629
Electrolux AB Class B	245,581	6,296
Tele2 AB	368,031	6,143
Swedish Match AB	177,405	6,049
Getinge AB	193,144	5,943
Volvo AB Class A	433,659	5,839
Skanska AB Class B	341,561	5,351
Hexagon AB Class B	220,051	5,083
* Lundin Petroleum AB	202,764	4,865
Alfa Laval AB	274,912	4,783
Boliden AB	237,550	4,163
Investment AB Kinnevik	195,776	3,746
Industrivarden AB Class A	233,239	3,423
Elekta AB Class B	237,304	3,378
Husqvarna AB	394,310	2,290
Securitas AB Class B	306,964	2,236
Ratos AB	209,097	1,795
Holmen AB	54,362	1,602
SSAB AB Class A	218,739	1,567
Modern Times Group AB Class B	50,666	1,546
Industrivarden AB	99,567	1,406
Scania AB Class A	21,986	414
SSAB AB Class B	61,682	381
		298,752
Switzerland (5.8%)
Nestle SA	2,800,801	177,818
Novartis AG	2,247,250	135,511
Roche Holding AG	610,222	117,544
UBS AG	3,320,187	49,815
ABB Ltd.	2,010,399	36,308
Zurich Insurance Group AG	128,083	31,575
Syngenta AG	80,882	31,535
Cie Financiere Richemont SA	451,790	29,320
Credit Suisse Group AG	1,113,253	25,889
Swiss Re AG	320,881	22,204
Holcim Ltd.	211,552	14,438
Transocean Ltd.	312,136	14,278
Swatch Group AG (Bearer)	26,929	11,147
SGS SA	5,122	10,858
Givaudan SA	7,993	7,995
Swisscom AG	17,994	7,490
Geberit AG	35,585	7,350
Julius Baer Group Ltd.	198,343	6,883
Kuehne & Nagel International AG	51,336	6,006
Adecco SA	123,284	5,978
Sonova Holding AG	43,860	4,417
Sulzer AG	30,339	4,399
Lindt & Spruengli AG Regular	118	4,295
Actelion Ltd.	83,578	4,034
Aryzta AG	79,739	3,984
Swiss Prime Site AG	47,404	3,966
PSP Swiss Property AG	40,245	3,696
EMS-Chemie Holding AG	15,282	3,687
Swiss Life Holding AG	28,678	3,622
Baloise Holding AG	43,112	3,598
Schindler Holding AG (Registered)	24,522	3,177

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Swatch Group AG (Registered)	43,614	3,172
Clariant AG	259,406	2,780
Lindt & Spruengli AG	794	2,509
GAM Holding AG	177,204	2,478
Lonza Group AG	46,145	2,340
Schindler Holding AG	16,583	2,189
Pargesa Holding SA	32,393	2,181
Sika AG	945	1,969
Partners Group Holding AG	8,841	1,872
Barry Callebaut AG	1,712	1,635
Banque Cantonale Vaudoise	2,867	1,520
Nobel Biocare Holding AG	119,441	1,070
Straumann Holding AG	6,438	793
BKW AG	12,314	476
		819,801
Taiwan (2.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,580,618	56,932
Hon Hai Precision Industry Co. Ltd.	10,279,877	31,169
Taiwan Semiconductor Manufacturing Co. Ltd.	4,758,172	14,498
Formosa Plastics Corp.	5,316,220	14,472
MediaTek Inc.	1,180,019	13,090
Nan Ya Plastics Corp.	6,820,370	12,012
Chunghwa Telecom Co. Ltd. ADR	354,348	11,013
Formosa Chemicals & Fibre Corp.	3,707,210	8,773
China Steel Corp.	9,948,034	8,542
Uni-President Enterprises Corp.	4,222,936	7,455
Cathay Financial Holding Co. Ltd.	7,135,501	7,155
Delta Electronics Inc.	2,013,818	6,869
Asustek Computer Inc.	637,023	6,815
Fubon Financial Holding Co. Ltd.	6,203,861	6,356
Chinatrust Financial Holding Co. Ltd.	10,479,555	5,768
Quanta Computer Inc.	2,434,480	5,556
Mega Financial Holding Co. Ltd.	7,346,184	5,336
HTC Corp.	737,570	5,322
Taiwan Mobile Co. Ltd.	1,425,648	4,974
United Microelectronics Corp. ADR	2,547,731	4,790
Formosa Petrochemical Corp.	1,579,580	4,591
Cheng Shin Rubber Industry Co. Ltd.	1,770,192	4,455
Advanced Semiconductor Engineering Inc. ADR	1,149,501	4,368
Taiwan Cement Corp.	3,073,768	3,936
Yuanta Financial Holding Co. Ltd.	8,337,708	3,763
Foxconn Technology Co. Ltd.	1,025,394	3,556
* China Development Financial Holding Corp.	15,741,318	3,513
* AU Optronics Corp. ADR	887,229	3,354
Far Eastern New Century Corp.	3,149,241	3,256
President Chain Store Corp.	651,904	3,222
Far EasTone Telecommunications Co. Ltd.	1,328,643	3,067
Taiwan Cooperative Financial Holding	5,597,468	2,910
MStar Semiconductor Inc.	340,539	2,881
First Financial Holding Co. Ltd.	5,072,218	2,878
Hua Nan Financial Holdings Co. Ltd.	5,384,286	2,826
Synnex Technology International Corp.	1,298,990	2,746
Catcher Technology Co. Ltd.	622,153	2,700
Asia Cement Corp.	1,999,328	2,490
Pou Chen Corp.	2,439,725	2,466
Lite-On Technology Corp.	1,910,264	2,430
Hotai Motor Co. Ltd.	341,000	2,425
Siliconware Precision Industries Co. ADR	503,828	2,418
SinoPac Financial Holdings Co. Ltd.	6,258,610	2,418
TPK Holding Co. Ltd.	190,422	2,388
Compal Electronics Inc.	3,679,510	2,314
* Chimei Innolux Corp.	5,828,580	2,171
Taishin Financial Holding Co. Ltd.	5,784,883	2,067
* Acer Inc.	2,359,822	1,822

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Largan Precision Co. Ltd.	85,068	1,809
* Pegatron Corp.	1,435,038	1,809
Chang Hwa Commercial Bank	3,524,408	1,777
Yulon Motor Co. Ltd.	985,898	1,717
Wistron Corp.	1,772,375	1,700
Taiwan Fertilizer Co. Ltd.	631,000	1,502
E.Sun Financial Holding Co. Ltd.	2,909,975	1,456
Taiwan Glass Industry Corp.	1,513,701	1,446
Novatek Microelectronics Corp.	377,916	1,421
Advanced Semiconductor Engineering Inc.	1,785,847	1,348
Unimicron Technology Corp.	1,314,975	1,344
* Shin Kong Financial Holding Co. Ltd.	5,156,005	1,334
Giant Manufacturing Co. Ltd.	235,625	1,217
Advantech Co. Ltd.	342,105	1,182
Chicony Electronics Co. Ltd.	529,110	1,160
Epistar Corp.	727,000	1,155
Teco Electric and Machinery Co. Ltd.	1,577,000	1,071
Inventec Corp.	3,095,064	1,058
Formosa Taffeta Co. Ltd.	1,026,000	904
* Walsin Lihwa Corp.	3,122,000	854
* Taiwan Business Bank	3,033,340	843
Chunghwa Telecom Co. Ltd.	251,207	786
Realtek Semiconductor Corp.	415,612	781
Macronix International	2,973,748	773
Feng Hsin Iron & Steel Co.	474,790	750
* Eva Airways Corp.	1,265,221	733
* China Airlines Ltd.	1,822,913	711
* Evergreen Marine Corp. Taiwan Ltd.	1,319,993	679
Siliconware Precision Industries Co.	697,000	677
Cheng Uei Precision Industry Co. Ltd.	280,591	621
Capital Securities Corp.	1,826,231	606
Taiwan Secom Co. Ltd.	271,000	577
YFY Inc.	1,389,451	566
Ton Yi Industrial Corp.	978,600	551
Far Eastern International Bank	1,477,032	543
Oriental Union Chemical Corp.	496,191	526
United Microelectronics Corp.	1,411,978	524
Eternal Chemical Co. Ltd.	665,056	517
China Motor Corp.	570,105	511
* Yageo Corp.	1,713,000	495
U-Ming Marine Transport Corp.	322,000	488
Waterland Financial Holdings Co. Ltd.	1,466,427	444
Cathay Real Estate Development Co. Ltd.	897,000	413
* Wan Hai Lines Ltd.	832,702	407
Transcend Information Inc.	161,455	406
* President Securities Corp.	750,349	404
Coretronic Corp.	555,386	402
* Tatung Co. Ltd.	1,750,794	402
* Yang Ming Marine Transport Corp.	1,022,305	399
* AU Optronics Corp.	929,000	352
Vanguard International Semiconductor Corp.	476,466	309
LITE-ON IT Corp.	357,195	299
* Winbond Electronics Corp.	1,979,000	266
* Inotera Memories Inc.	1,711,025	232
Nan Ya Printed Circuit Board Corp.	191,395	219
* Compal Communications Inc.	222,520	198
* Tatung Co. Ltd. GDR	11,142	51
		366,053
Thailand (0.5%)
Advanced Info Service PCL (Foreign)	1,080,550	6,942
PTT Exploration & Production PCL (Foreign)	1,193,472	6,439
Kasikornbank PCL (Foreign)	1,078,400	6,306
PTT PCL (Foreign)	539,900	5,582
Siam Commercial Bank PCL (Foreign)	995,486	5,204

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
CP ALL PCL (Foreign)	3,561,800	4,605
Siam Cement PCL (Foreign)	297,612	4,022
Bangkok Bank PCL (Foreign)	456,297	2,682
PTT Global Chemical PCL	1,264,212	2,445
Charoen Pokphand Foods PCL (Foreign)	1,947,300	2,233
* PTT PCL	190,972	1,975
Bank of Ayudhya PCL (Foreign)	1,981,253	1,927
* Siam Commercial Bank PCL (Local)	326,200	1,705
Krung Thai Bank PCL (Foreign)	2,716,125	1,597
* Big C Supercenter PCL	254,900	1,575
Thai Oil PCL (Foreign)	662,400	1,435
* Banpu PCL (Local)	87,900	1,121
Thai Union Frozen Products PCL (Foreign)	475,636	1,115
Siam Makro PCL (Foreign)	74,500	1,114
BEC World PCL (Foreign)	573,400	1,099
* Glow Energy PCL	465,500	1,083
Central Pattana PCL	451,600	1,041
TMB Bank Corp - Foreign	17,026,600	1,017
* Indorama Ventures PCL	1,121,700	973
* Total Access Communication PCL (Local)	341,200	963
Airports of Thailand PCL (Foreign)	324,200	866
Bangkok Dusit Medical Services PCL	245,900	854
IRPC PCL (Foreign)	5,950,900	831
Charoen Pokphand Foods PCL	663,300	761
Total Access Communication PCL (Foreign)	246,500	696
* Land and Houses PCL	2,392,600	669
Electricity Generating PCL (Foreign)	130,500	571
Siam City Cement PCL (Foreign)	29,100	403
* Siam City Cement PCL (Local)	28,100	389
* Bank of Ayudhya PCL (Local)	375,600	363
* BEC World PCL	186,400	357
* CP ALL PCL (Local)	262,500	339
Ratchaburi Electricity Generating Holding PCL (Foreign)	187,700	331
Delta Electronics Thai PCL (Foreign)	339,900	323
* IRPC PCL	2,304,400	322
* Electricity Generating PCL	68,900	294
PTT Global Chemical PCL	142,100	281
* Thai Airways International PCL (Foreign)	364,302	274
* Ratchaburi Electricity Generating Holding PCL (Local)	153,200	270
* Central Pattana PCL	95,900	221
Big C Supercenter PCL	31,700	193
* Delta Electronics Thailand PCL	139,800	133
* Thai Airways International PCL	173,100	130
* Krung Thai Bank PCL	195,800	115
* PTT Exploration and Production PCL (Local)	21,000	113
		76,299
Turkey (0.4%)
Turkiye Garanti Bankasi AS	1,828,532	8,737
Akbank TAS	1,740,183	8,396
* Turkcell Iletisim Hizmetleri AS	764,300	4,670
Turkiye Is Bankasi	1,176,496	4,006
Haci Omer Sabanci Holding AS (Bearer)	696,704	3,679
Anadolu Efes Biracilik Ve Malt Sanayii AS	219,883	3,303
KOC Holding AS	650,395	3,056
BIM Birlesik Magazalar AS	63,643	2,956
Turkiye Halk Bankasi AS	319,838	2,822
Turkiye Vakiflar Bankasi Tao	1,057,340	2,491
Tupras Turkiye Petrol Rafinerileri AS	84,647	2,070
* Turk Hava Yollari	876,474	2,030
* Yapi ve Kredi Bankasi AS	755,100	1,940
Turk Telekomunikasyon AS	460,172	1,799
Eregli Demir ve Celik Fabrikalari TAS	1,308,830	1,555
Coca-Cola Icecek AS	65,747	1,277
Enka Insaat ve Sanayi AS	464,329	1,233

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Arcelik AS	173,146	1,144
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	580,116	864
Tofas Turk Otomobil Fabrikasi AS	116,023	648
Ford Otomotiv Sanayi AS	61,912	635
Koza Altin Isletmeleri AS	25,285	551
Turkiye Sise ve Cam Fabrikalari AS	334,386	489
* Dogan Sirketler Grubu Holding AS	692,262	301
		60,652
United Kingdom (15.1%)
HSBC Holdings plc	15,982,811	157,580
BP plc	16,533,361	118,076
Vodafone Group plc	42,859,670	116,392
Royal Dutch Shell plc Class A	3,210,089	110,148
GlaxoSmithKline plc	4,358,169	97,656
British American Tobacco plc	1,688,160	83,733
Royal Dutch Shell plc Class B	2,299,072	81,324
Diageo plc	2,187,553	62,539
Rio Tinto plc	1,231,356	61,515
BHP Billiton plc	1,834,375	58,794
BG Group plc	2,926,233	54,331
AstraZeneca plc	1,083,439	50,245
Standard Chartered plc	2,064,826	48,888
SABMiller plc	1,033,387	44,351
Unilever plc	1,114,709	41,583
Barclays plc	10,578,836	39,118
Reckitt Benckiser Group plc	629,549	38,141
Anglo American plc (London Shares)	1,207,313	37,203
TESCO plc	6,978,102	36,108
National Grid plc	3,159,638	36,035
Imperial Tobacco Group plc	869,163	32,871
Xstrata plc	1,955,922	30,985
Prudential plc	2,216,181	30,436
Glencore International plc	4,509,383	25,024
* Lloyds Banking Group plc	36,065,579	23,749
BT Group plc	6,838,601	23,502
Centrica plc	4,479,328	23,451
Rolls-Royce Holdings plc	1,621,721	22,411
SSE plc	819,307	19,163
Tullow Oil plc	785,009	17,835
Compass Group plc	1,615,447	17,751
Experian plc	867,781	15,014
BAE Systems plc	2,810,897	14,187
WPP plc	1,094,960	14,153
Pearson plc	703,143	14,138
Shire plc	485,175	13,643
Aviva plc	2,524,856	13,522
ARM Holdings plc	1,191,426	12,838
British Sky Broadcasting Group plc	1,084,050	12,407
Old Mutual plc	4,244,630	11,815
Legal & General Group plc	5,072,494	10,996
Wolseley plc	247,900	10,867
Reed Elsevier plc	1,059,192	10,375
Kingfisher plc	2,057,817	9,635
Standard Life plc	2,037,968	9,623
Randgold Resources Ltd.	79,473	9,500
J Sainsbury plc	1,639,207	9,399
WM Morrison Supermarkets plc	2,092,596	9,060
Marks & Spencer Group plc	1,387,468	8,831
Land Securities Group plc	672,441	8,739
Next plc	145,197	8,370
Smith & Nephew plc	772,411	8,168
Aggreko plc	233,493	8,121
Associated British Foods plc	343,944	7,697
Carnival plc	187,148	7,455

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Burberry Group plc	381,577	7,200
* Royal Bank of Scotland Group plc	1,567,748	7,000
Antofagasta plc	342,287	6,964
Capita plc	568,060	6,637
British Land Co. plc	767,957	6,560
Johnson Matthey plc	178,545	6,497
United Utilities Group plc	593,393	6,488
Intertek Group plc	139,816	6,373
Petrofac Ltd.	227,542	5,908
Whitbread plc	154,458	5,870
Fresnillo plc	188,332	5,847
* InterContinental Hotels Group plc	235,065	5,816
Smiths Group plc	338,453	5,783
RSA Insurance Group plc	3,064,134	5,562
Rexam plc	763,427	5,512
Sage Group plc	1,072,855	5,388
Severn Trent plc	205,449	5,328
Weir Group plc	184,170	5,190
G4S plc	1,223,041	5,147
ITV plc	3,402,909	4,764
GKN plc	1,414,605	4,758
Tate & Lyle plc	400,541	4,695
Bunzl plc	281,036	4,655
Hammerson plc	609,241	4,646
AMEC plc	270,173	4,636
John Wood Group plc	321,085	4,413
IMI plc	279,604	4,317
Resolution Ltd.	1,215,420	4,285
Meggitt plc	678,261	4,230
Serco Group plc	434,057	3,973
Inmarsat plc	394,482	3,614
Schroders plc (Voting Shares)	146,326	3,611
Cobham plc	957,193	3,328
William Hill plc	594,572	3,249
Admiral Group plc	174,336	3,124
Investec plc	525,625	3,100
Capital Shopping Centres Group plc	564,101	3,036
ICAP plc	560,090	2,947
Aegis Group plc	764,986	2,905
3i Group plc	833,023	2,904
Drax Group plc	311,209	2,824
London Stock Exchange Group plc	178,002	2,809
Invensys plc	722,936	2,666
Segro plc	644,154	2,470
Hargreaves Lansdown plc	206,681	2,467
Cairn Energy plc	534,048	2,421
Ladbrokes plc	783,656	2,270
Rentokil Initial plc	1,562,847	2,225
Vedanta Resources plc	113,664	2,088
Kazakhmys plc	181,329	2,080
Man Group plc	1,603,217	2,037
* International Consolidated Airlines Group SA (London Shares)	775,434	2,022
TUI Travel plc	491,891	1,996
Daily Mail & General Trust plc	242,903	1,874
Ashmore Group plc	309,238	1,821
Eurasian Natural Resources Corp. plc	328,589	1,742
Hays plc	1,218,301	1,606
^ Lonmin plc	174,809	1,451
Schroders plc	49,484	988
* Essar Energy plc	350,120	776
African Barrick Gold plc	108,410	743

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2012

					Market
					Value
				Shares	($000)
	Ferrexpo plc			137,551	464
					2,137,591
Total Common Stocks (Cost $14,038,574)					14,152,522
		Coupon
Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.8%)
4,5	Vanguard Market Liquidity Fund	0.167%		103,268,960	103,269

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
6,7	Freddie Mac Discount Notes	0.130%	11/26/12	3,000	3,000
7	United States Treasury Note/Bond	4.000%	11/15/12	100	100
					3,100
Total Temporary Cash Investments (Cost $106,369)					106,369
Total Investments (100.9%) (Cost $14,144,943)					14,258,891
Other Assets and Liabilities—Net (-0.9%)[5]					(123,115)
Net Assets (100%)					14,135,776

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $97,630,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.2% and 0.7%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the aggregate value of these securities was $13,685,000, representing 0.1% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $103,269,000 of collateral received for securities on loan.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Securities with a value of $900,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)
Australia (5.8%)
	Centro Retail Australia	972,494	2,168
	GrainCorp Ltd. Class A	148,314	1,883
*	Regis Resources Ltd.	307,652	1,715
	DUET Group	755,674	1,638
	Spark Infrastructure Group	891,753	1,564
	Seek Ltd.	222,538	1,541
	PanAust Ltd.	409,396	1,411
	Primary Health Care Ltd.	343,290	1,385
	Monadelphous Group Ltd.	62,233	1,361
	Australian Infrastructure Fund	422,990	1,305
	Investa Office Fund	420,663	1,297
	UGL Ltd.	111,468	1,235
^	carsales.com Ltd.	159,188	1,232
	Beach Energy Ltd.	846,648	1,209
*	Aurora Oil & Gas Ltd.	291,021	1,178
	Hastings Diversified Utilities Fund	359,990	1,039
^	David Jones Ltd.	357,004	988
	Super Retail Group Ltd.	98,990	925
	Mineral Resources Ltd.	101,124	909
	Resolute Mining Ltd.	452,182	903
*	Karoon Gas Australia Ltd.	150,971	871
*	Perseus Mining Ltd.	311,776	837
*,^	Mesoblast Ltd.	136,026	816
	Navitas Ltd.	188,887	807
	BWP Trust	359,213	779
	Charter Hall Retail REIT	205,197	773
	Myer Holdings Ltd.	380,869	772
	Cardno Ltd.	92,534	771
*	Evolution Mining Ltd.	370,515	770
*	Sundance Resources Ltd.	2,078,779	765
	Qube Logistics Holdings Ltd.	461,980	743
	Iress Ltd.	92,918	738
*	Virgin Australia Holdings Ltd.	1,425,775	724
	Invocare Ltd.	77,511	708
^	JB Hi-Fi Ltd.	66,419	706
*	Sandfire Resources NL	78,906	689
*,^	CGA Mining Ltd.	220,676	669
	Independence Group NL	158,300	654
	Ausdrill Ltd.	221,240	653
	Medusa Mining Ltd.	101,971	650
*	Transpacific Industries Group Ltd.	802,478	636
	REA Group Ltd.	35,304	632
*	St. Barbara Ltd.	317,924	628
	SAI Global Ltd.	148,048	623
*	Cudeco Ltd.	127,647	619
	Seven Group Holdings Ltd.	85,952	615
	Bradken Ltd.	117,170	600
*	Senex Energy Ltd.	776,257	595
	Kingsgate Consolidated Ltd.	103,344	593
	FlexiGroup Ltd.	140,349	577
	Sigma Pharmaceuticals Ltd.	796,608	557
	Transfield Services Ltd.	337,024	555
*,^	Silver Lake Resources Ltd.	150,068	550
	iiNET Ltd.	125,067	540
*	Discovery Metals Ltd.	301,226	540
	TPG Telecom Ltd.	216,384	536
	Abacus Property Group	246,713	532
	AWE Ltd.	375,096	517
	Charter Hall Group	155,943	515
	McMillan Shakespeare Ltd.	37,453	501
	Premier Investments Ltd.	78,088	499

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Cabcharge Australia Ltd.	81,334	499
	ARB Corp. Ltd.	46,531	496
*	Beadell Resources Ltd.	487,820	492
	Mermaid Marine Australia Ltd.	145,699	490
	GUD Holdings Ltd.	54,679	476
	Boart Longyear Ltd.	304,075	459
	Mount Gibson Iron Ltd.	613,176	447
	NRW Holdings Ltd.	202,531	430
	Pacific Brands Ltd.	633,211	407
	Automotive Holdings Group Ltd.	120,977	400
	Wotif.com Holdings Ltd.	82,862	399
	Fleetwood Corp. Ltd.	37,249	398
*	Integra Mining Ltd.	700,050	394
	Western Areas NL	85,369	387
	M2 Telecommunications Group Ltd.	97,019	385
	Southern Cross Media Group Ltd.	354,191	382
*	Silex Systems Ltd.	102,412	370
	Acrux Ltd.	109,190	367
*	Drillsearch Energy Ltd.	228,742	359
	Emeco Holdings Ltd.	489,815	353
*	Horizon Oil Ltd.	861,761	348
	Ardent Leisure Group	235,431	345
*	Mineral Deposits Ltd.	66,014	334
	Miclyn Express Offshore Ltd.	143,841	331
*	Energy World Corp. Ltd.	859,911	325
	Reject Shop Ltd.	21,920	323
	Skilled Group Ltd.	117,078	323
	Challenger Diversified Property Group	117,338	313
*	Starpharma Holdings Ltd.	180,901	305
*	Mirabela Nickel Ltd.	594,013	276
	Industrea Ltd.	210,868	276
	Troy Resources Ltd.	59,556	274
*	Saracen Mineral Holdings Ltd.	524,486	274
*,^	Coalspur Mines Ltd.	276,406	269
	Billabong International Ltd.	278,081	255
*	Roc Oil Co. Ltd.	570,473	254
*	Pharmaxis Ltd.	183,181	246
*	Australian Agricultural Co. Ltd.	179,136	242
	STW Communications Group Ltd.	229,734	241
*,^	Gindalbie Metals Ltd.	635,815	227
	Austin Engineering Ltd.	49,804	224
	SMS Management & Technology Ltd.	43,059	222
	FKP Property Group	968,366	222
	Australian Pharmaceutical Industries Ltd.	448,103	219
	Ausenco Ltd.	64,831	212
	Macmahon Holdings Ltd.	634,141	210
	Tox Free Solutions Ltd.	69,666	204
	Kingsrose Mining Ltd.	197,107	200
	Astro Japan Property Group	58,290	196
*	Bathurst Resources Ltd.	434,735	196
	Imdex Ltd.	139,048	193
*	Tap Oil Ltd.	251,680	184
*	Gryphon Minerals Ltd.	219,135	177
*	Infigen Energy	701,624	174
	WHK Group Ltd.	152,276	167
	Clough Ltd.	203,161	164
*	Nexus Energy Ltd.	1,305,408	162
	Programmed Maintenance Services Ltd.	73,476	158
	Thorn Group Ltd.	70,821	145
*	Sunland Group Ltd.	131,850	142
	Mincor Resources NL	114,012	141
*	Linc Energy Ltd.	248,016	141
	Oakton Ltd.	106,468	138
	Alesco Corp. Ltd.	68,246	137

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
*	Tiger Resources Ltd.	419,327	134
	Aspen Group	762,809	134
*	Indophil Resources NL	461,380	134
*	Galaxy Resources Ltd.	254,475	133
*	Equatorial Resources Ltd.	71,238	131
	Hills Holdings Ltd.	157,773	124
	Cape Lambert Resources Ltd.	447,421	118
*	Geodynamics Ltd.	851,894	115
	Panoramic Resources Ltd.	173,636	112
*	Ivanhoe Australia Ltd.	123,111	112
*	Coffey International Ltd.	279,023	108
*	Intrepid Mines Ltd.	297,788	105
*	Flinders Mines Ltd.	1,165,279	104
	Watpac Ltd.	150,993	94
*,^	Coal of Africa Ltd.	402,096	89
*	Ramelius Resources Ltd.	180,600	83
*	Carnarvon Petroleum Ltd.	948,682	80
*	Cockatoo Coal Ltd.	458,230	78
*	Dart Energy Ltd.	359,795	63
*	OM Holdings Ltd.	206,576	57
*	Rex Minerals Ltd.	67,504	56
	APN News & Media Ltd.	130,107	50
*	Ampella Mining Ltd.	90,130	45
*	AJ Lucas Group Ltd.	51,562	43
*	Arafura Resources Ltd.	165,728	34
*	Kagara Ltd.	274,560	34
*	White Energy Co. Ltd.	80,089	29
*	Elders Ltd.	102,772	18
*	Deep Yellow Ltd.	217,865	17
*	PaperlinX Ltd.	199,668	11
*	Virgin Australia Holdings Pvt Ltd	1,276,415	7
*	Hastie Group Ltd.	88	—
			74,692
Austria (0.6%)
	Schoeller-Bleckmann Oilfield Equipment AG	8,835	852
	Oesterreichische Post AG	21,864	843
	CA Immobilien Anlagen AG	61,611	764
	Atrium European Real Estate Ltd.	126,141	715
	Conwert Immobilien Invest SE	59,766	692
	Mayr Melnhof Karton AG	6,081	601
	Wienerberger AG	79,988	574
	RHI AG	19,994	566
	Semperit AG Holding	12,474	526
	Flughafen Wien AG	7,908	359
	S IMMO AG	48,753	311
	Kapsch TrafficCom AG	3,047	178
	BWT AG	7,598	157
	Palfinger AG	6,867	138
	Zumtobel AG	8,459	91
			7,367
Belgium (0.9%)
	Ackermans & van Haaren NV	17,647	1,437
	Cofinimmo	10,244	1,165
	Sofina SA	12,537	1,065
	D'ieteren SA	20,512	990
*	ThromboGenics NV	19,290	926
	Befimmo SCA Sicafi	11,943	727
	Nyrstar (Voting Shares)	114,434	666
	Gimv NV	10,797	522
	Barco NV	7,256	499
	Warehouses De Pauw SCA	8,140	446
	Tessenderlo Chemie NV (Voting Shares)	14,804	430
	Sipef SA	5,509	420
	EVS Broadcast Equipment SA	6,884	400

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Cie d'Entreprises CFE	7,659	377
Melexis NV	22,610	357
Cie Maritime Belge SA	16,211	290
* RHJ International	51,467	256
Van de Velde NV	4,538	209
* AGFA-Gevaert NV	109,821	179
Wereldhave Belgium NV	1,431	146
* Ion Beam Applications	13,429	113
* KBC Ancora	10,860	108
Recticel SA	15,464	103
* Euronav NV	17,179	95
Intervest Offices & Warehouses	2,702	64
		11,990
Brazil (2.4%)
BR Properties SA	212,013	2,777
Raia Drogasil SA	168,100	1,850
Anhanguera Educacional Participacoes SA	99,236	1,739
Totvs SA	83,599	1,700
Diagnosticos da America SA	212,620	1,413
Marcopolo SA Prior Pfd.	192,308	1,128
Banco do Estado do Rio Grande do Sul SA Prior Pfd.	137,646	1,088
Mills Estruturas e Servicos de Engenharia SA	66,578	1,021
Cia de Saneamento de Minas Gerais-COPASA	41,498	980
Odontoprev SA	184,327	953
Obrascon Huarte Lain Brasil SA	96,026	903
Aliansce Shopping Centers SA	68,879	783
Multiplus SA	33,200	771
Alpargatas SA Prior Pfd.	98,940	749
Iguatemi Empresa de Shopping Centers SA	54,400	691
Even Construtora e Incorporadora SA	166,122	663
* Marfrig Alimentos SA	120,912	625
* HRT Participacoes em Petroleo SA	204,230	613
Fleury SA	51,430	605
Randon Participacoes SA Prior Pfd.	112,776	596
Iochpe-Maxion SA	46,850	574
Marisa Lojas SA	37,900	556
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	69,718	554
Santos Brasil Participacoes SA	38,246	550
Magnesita Refratarios SA	144,201	538
* Gafisa SA	282,582	519
Suzano Papel e Celulose SA Prior Pfd. Class A	196,452	511
LPS Brasil Consultoria de Imoveis SA	28,303	486
Grendene SA	59,264	448
Brasil Insurance Participacoes e Administracao SA	47,127	416
Brookfield Incorporacoes SA	228,102	399
Brasil Brokers Participacoes SA	137,800	387
Sao Martinho SA	30,200	377
Tecnisa SA	90,200	373
Guararapes Confeccoes SA	6,164	364
Cia Energetica do Ceara Prior Pfd.	19,800	357
Contax Participacoes SA Prior Pfd.	28,853	341
* Gol Linhas Aereas Inteligentes SA Prior Pfd.	67,000	335
SLC Agricola SA	34,600	330
Rossi Residencial SA	131,585	277
* LLX Logistica SA	221,552	248
* B2W Cia Global Do Varejo	50,127	244
Cia de Gas de Sao Paulo Prior Pfd. Class A	8,298	218
* Paranapanema SA	104,200	175
		31,225
Canada (17.0%)
* Catamaran Corp.	139,292	6,541
Franco-Nevada Corp.	97,963	5,641
^ Pembina Pipeline Corp.	194,184	5,430
^ Metro Inc.	66,742	3,937

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
^ Baytex Energy Corp.	81,632	3,715
* Tourmaline Oil Corp.	112,097	3,704
Viterra Inc.	234,287	3,692
* New Gold Inc.	315,208	3,689
* Athabasca Oil Corp.	273,259	3,308
Progress Energy Resources Corp.	162,001	3,264
Dollarama Inc.	50,731	3,205
Vermilion Energy Inc.	66,907	3,199
Onex Corp.	79,445	3,198
^ H&R REIT	127,072	3,070
^ Emera Inc.	84,211	2,943
Gildan Activewear Inc.	82,925	2,824
Atco Ltd.	35,375	2,614
Keyera Corp.	51,040	2,477
Inmet Mining Corp.	47,287	2,438
^ Dundee REIT	66,020	2,423
Peyto Exploration & Development Corp.	98,511	2,407
AltaGas Ltd.	68,958	2,323
Pan American Silver Corp.	105,204	2,308
Boardwalk REIT	32,818	2,112
^ Calloway REIT	72,808	2,110
Enerplus Corp.	131,042	2,106
* Detour Gold Corp.	74,490	2,099
* Open Text Corp.	38,877	2,089
Bonavista Energy Corp.	114,044	2,045
Pengrowth Energy Corp.	338,771	2,032
^ Cominar REIT	83,996	2,006
CAE Inc.	178,071	1,959
^ Canadian REIT	46,903	1,955
Methanex Corp.	64,677	1,939
* First Majestic Silver Corp.	79,001	1,826
* Celtic Exploration Ltd.	68,860	1,798
Aimia Inc.	119,186	1,785
ShawCor Ltd. Class A	40,037	1,784
Industrial Alliance Insurance & Financial Services Inc.	63,316	1,734
Veresen Inc.	133,175	1,719
^ Ritchie Bros Auctioneers Inc.	74,308	1,648
Ensign Energy Services Inc.	106,872	1,598
* AuRico Gold Inc.	188,733	1,576
* Lundin Mining Corp.	301,997	1,572
Gibson Energy Inc.	68,360	1,571
Progressive Waste Solutions Ltd.	80,849	1,565
Canadian Apartment Properties REIT	63,574	1,558
Canadian Western Bank	52,495	1,554
Alamos Gold Inc.	79,187	1,550
Astral Media Inc. Class A	37,328	1,528
* Tahoe Resources Inc.	73,100	1,490
Primaris Retail REIT	61,662	1,445
Empire Co. Ltd. Class A	23,867	1,391
* TMX Group Ltd.	27,030	1,382
Centerra Gold Inc.	120,990	1,373
* Precision Drilling Corp.	183,937	1,317
West Fraser Timber Co. Ltd.	21,235	1,286
MacDonald Dettwiler & Associates Ltd.	22,453	1,259
Trilogy Energy Corp.	45,979	1,259
Cineplex Inc.	40,471	1,256
TransForce Inc.	68,376	1,248
Corus Entertainment Inc. Class B	54,514	1,234
Allied Properties REIT	38,888	1,230
^ Atlantic Power Corp.	81,474	1,220
Artis REIT	74,490	1,219
Chartwell Seniors Housing REIT	118,098	1,214
^ Home Capital Group Inc. Class B	23,662	1,205
Trican Well Service Ltd.	99,678	1,190

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Mullen Group Ltd.	56,667	1,175
	Russel Metals Inc.	41,033	1,146
	Jean Coutu Group PJC Inc. Class A	74,654	1,122
	HudBay Minerals Inc.	120,483	1,118
	Northland Power Inc.	57,600	1,116
*,^	B2Gold Corp.	264,900	1,095
*	Canfor Corp.	76,588	1,092
*	Alacer Gold Corp.	198,559	1,089
	Quebecor Inc. Class B	31,185	1,088
	Stantec Inc.	30,747	1,059
	Toromont Industries Ltd.	52,749	1,035
	Capital Power Corp.	47,549	1,019
	Linamar Corp.	45,935	1,012
*	Imax Corp.	44,774	1,010
*,^	Westport Innovations Inc.	35,528	992
*	Petrobank Energy & Resources Ltd.	71,314	980
*	Celestica Inc.	131,931	958
*	Paramount Resources Ltd. Class A	27,873	943
	Just Energy Group Inc.	91,902	940
	First Capital Realty Inc.	50,523	936
*,^	NovaGold Resources Inc.	189,937	922
	Sherritt International Corp.	210,035	908
	Cogeco Cable Inc.	23,365	893
*	Silver Standard Resources Inc.	57,732	877
	RONA Inc.	84,901	872
	Laurentian Bank of Canada	19,562	871
	CCL Industries Inc. Class B	22,626	838
*	Dundee Corp. Class A	33,130	833
	Maple Leaf Foods Inc.	74,845	832
	Manitoba Telecom Services Inc.	24,316	816
	Davis & Henderson Corp.	38,536	809
*	Dundee Precious Metals Inc.	84,976	782
*,^	Birchcliff Energy Ltd.	95,284	781
	Superior Plus Corp.	75,756	740
	North West Co. Inc.	31,283	733
^	Silvercorp Metals Inc.	118,193	732
	SEMAFO Inc.	182,689	732
	Genworth MI Canada Inc.	35,209	721
	Pason Systems Inc.	43,795	713
*	Uranium One Inc.	323,425	703
^	PetroBakken Energy Ltd. Class A	55,190	697
*	Rubicon Minerals Corp.	196,312	696
	Dorel Industries Inc. Class B	18,696	668
*	BlackPearl Resources Inc.	195,772	668
*	Legacy Oil & Gas Inc.	93,400	668
	AGF Management Ltd. Class B	66,173	661
	Innergex Renewable Energy Inc.	59,824	650
*	Pretium Resources Inc.	47,700	647
*	Endeavour Mining Corp.	280,009	645
*	Harry Winston Diamond Corp.	44,633	640
*	Banro Corp.	137,000	634
*	Crew Energy Inc.	81,851	630
*	OceanaGold Corp.	179,109	628
	First National Financial Corp.	36,900	626
	Nevsun Resources Ltd.	130,731	619
*	Imperial Metals Corp.	47,902	612
*	Endeavour Silver Corp.	66,438	603
	Enerflex Ltd.	51,511	595
*	ATS Automation Tooling Systems Inc.	63,645	593
*	Capstone Mining Corp.	237,577	588
	Major Drilling Group International	56,148	581
	Bonterra Energy Corp.	12,870	577
^	Morguard REIT	31,716	572
	Trinidad Drilling Ltd.	85,786	569

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
*	FirstService Corp.	19,547	562
	Petrominerales Ltd.	68,800	552
	Calfrac Well Services Ltd.	23,358	536
	CML HealthCare Inc.	61,805	524
*	Aurizon Mines Ltd.	111,806	512
*,^	Seabridge Gold Inc.	29,715	509
	Transcontinental Inc. Class A	48,931	505
*	China Gold International Resources Corp. Ltd.	116,800	497
*	Kirkland Lake Gold Inc.	50,172	495
*	Great Canadian Gaming Corp.	50,530	486
	Aecon Group Inc.	41,821	482
*	Cott Corp.	61,544	470
*	Bankers Petroleum Ltd.	161,810	460
^	Extendicare Inc.	55,775	456
*	Martinrea International Inc.	62,938	452
	Reitmans Canada Ltd. Class A	35,355	440
	Savanna Energy Services Corp.	62,636	436
	Wi-Lan Inc.	81,400	434
*	Advantage Oil & Gas Ltd.	120,153	433
*	Paladin Labs Inc.	9,706	414
*	Taseko Mines Ltd.	143,270	392
	Canaccord Financial Inc.	77,405	387
	Torstar Corp. Class B	44,411	358
	Viterra Inc. (London Shares)	22,132	348
*	Denison Mines Corp.	267,067	345
^	InnVest REIT	66,543	324
*	Gabriel Resources Ltd.	129,010	313
	Nordion Inc.	46,080	300
*	NuVista Energy Ltd.	55,394	289
*,^	Golden Star Resources Ltd.	143,100	288
*	Norbord Inc.	13,834	288
*	Chinook Energy Inc.	140,594	260
*,^	Thompson Creek Metals Co. Inc.	96,145	252
*	Lake Shore Gold Corp.	279,410	224
	Cascades Inc.	45,566	223
*,^	Northern Dynasty Minerals Ltd.	57,317	204
*	Atrium Innovations Inc.	19,755	204
	GMP Capital Inc.	38,600	203
*	Sierra Wireless Inc.	23,950	192
	Sprott Inc.	36,800	163
*	Katanga Mining Ltd.	322,700	155
*	Transat AT Inc. Class A	23,100	129
*	Eastern Platinum Ltd.	662,500	109
	Melcor Developments Ltd.	6,600	102
*	SouthGobi Resources Ltd.	47,800	97
*	Great Basin Gold Ltd.	345,634	28
*,^	Sino-Forest Corp.	148,706	—
			218,318
Chile (0.8%)
	Aguas Andinas SA Class A	1,980,700	1,333
	Sonda SA	387,501	1,186
	E.CL SA	359,024	878
	Parque Arauco SA	372,087	849
	Administradora de Fondos de Pensiones Provida SA	115,540	819
	Vina Concha y Toro SA	376,453	761
	Salfacorp SA	288,280	681
	Inversiones Aguas Metropolitanas SA	335,039	623
	Ripley Corp. SA	643,335	607
*	Sociedad Matriz SAAM SA	5,143,950	601
	Besalco SA	276,616	504
*	Cia Sud Americana de Vapores SA	4,722,373	451
	CFR Pharmaceuticals SA	1,616,998	390
	Norte Grande SA	30,237,463	285

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Masisa SA	1,792,081	194
			10,162
China (3.5%)
	China Gas Holdings Ltd.	2,170,600	1,179
	China Shanshui Cement Group Ltd.	1,415,363	1,047
	Digital China Holdings Ltd.	597,671	1,002
^	Uni-President China Holdings Ltd.	754,836	948
*,^	Hunan Nonferrous Metal Corp. Ltd.	2,757,223	815
	Skyworth Digital Holdings Ltd.	1,440,497	774
	Daphne International Holdings Ltd.	595,996	716
	Intime Department Store Group Co. Ltd.	588,967	694
^	Vinda International Holdings Ltd.	482,000	671
	Sino Biopharmaceutical	1,657,628	660
*	Haier Electronics Group Co. Ltd.	516,221	657
	China Everbright International Ltd.	1,264,810	649
	Yuexiu REIT	1,340,000	639
	AviChina Industry & Technology Co. Ltd.	1,527,841	625
	Dah Chong Hong Holdings Ltd.	618,032	580
*	MMG Ltd.	1,452,127	574
	Yingde Gases	604,500	572
	CP Pokphand Co. Ltd.	4,636,000	549
	Beijing Enterprises Water Group Ltd.	2,397,448	549
	Haitian International Holdings Ltd.	433,221	533
	Minth Group Ltd.	524,219	526
	Shenzhou International Group Holdings Ltd.	234,000	455
^	Dongyue Group	766,000	436
^	China Power International Development Ltd.	1,546,320	420
	China Overseas Grand Oceans Group Ltd.	402,000	418
	China Medical System Holdings Ltd.	724,800	417
	West China Cement Ltd.	2,284,000	410
^	Sihuan Pharmaceutical Holdings Group Ltd.	1,024,000	400
	Tianneng Power International Ltd.	560,000	377
	Sinopec Kantons Holdings Ltd.	500,000	372
	China Wireless Technologies Ltd.	1,275,978	370
*	United Energy Group Ltd.	2,313,259	366
*,^	China Precious Metal Resources Holdings Co. Ltd.	1,870,000	359
*	North Mining Shares Co. Ltd.	6,390,000	358
	China Liansu Group Holdings Ltd.	611,000	358
	Shenguan Holdings Group Ltd.	640,000	352
*,^	China ZhengTong Auto Services Holdings Ltd.	514,000	346
	Tong Ren Tang Technologies Co. Ltd.	188,291	338
	Phoenix Satellite Television Holdings Ltd.	1,065,783	338
^	China Metal Recycling Holdings Ltd.	332,400	331
^	REXLot Holdings Ltd.	4,529,448	327
	Towngas China Co. Ltd.	413,000	325
*	Shougang Concord International Enterprises Co. Ltd.	6,059,116	323
^	Biostime International Holdings Ltd.	121,000	310
^	Hengdeli Holdings Ltd.	957,969	300
	Jiangsu Future Land Co. Ltd. Class B	462,450	298
	Beijing Capital Land Ltd.	1,000,000	298
	Kingsoft Corp. Ltd.	515,000	298
	Anxin-China Holdings Ltd.	1,336,000	296
*	China Oil and Gas Group Ltd.	2,280,000	273
*	Glorious Property Holdings Ltd.	1,730,000	271
	China SCE Property Holdings Ltd.	1,168,000	268
	Hangzhou Steam Turbine Co. Class B	237,812	265
	VODone Ltd.	2,701,566	260
*	First Tractor Co. Ltd.	312,832	260
^	XTEP International Holdings	591,879	257
	TCL Multimedia Technology Holdings Ltd.	461,842	256
*	Kingdee International Software Group Co. Ltd.	1,235,200	255
	Chiho-Tiande Group Ltd.	514,000	254
^	Ajisen China Holdings Ltd.	368,408	254
	Cosco International Holdings Ltd.	626,000	253

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	China Shineway Pharmaceutical Group Ltd.	157,000	251
	Sinotrans Shipping Ltd.	1,022,690	250
	China Singyes Solar Technologies Holdings Ltd.	417,600	246
^	China Lumena New Materials Corp.	1,202,000	244
	NVC Lighting Holdings Ltd.	887,000	234
	Fufeng Group Ltd.	615,505	234
	New World Department Store China Ltd.	384,966	230
^	China Water Affairs Group Ltd.	876,000	230
	Tianjin Port Development Holdings Ltd.	1,851,976	229
	Winsway Coking Coal Holding Ltd.	1,393,870	224
	Yuexiu Transport Infrastructure Ltd.	494,000	222
	Luthai Textile Co. Ltd. Class B	249,700	218
*	Lijun International Pharmaceutical Holding Ltd.	804,000	218
	Springland International Holdings Ltd.	440,000	216
*	Kaisa Group Holdings Ltd.	1,152,000	215
*	Tianjin Development Hldgs Ltd.	450,000	214
	Lao Feng Xiang Co. Ltd. Class B	126,720	213
	Ju Teng International Holdings Ltd.	534,000	213
^	Billion Industrial Holdings Ltd.	400,500	209
	C C Land Holdings Ltd.	882,000	201
	TCC International Holdings Ltd.	739,000	200
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	1,265,417	195
	BYD Electronic International Co. Ltd.	917,000	194
	Global Bio-Chem Technology Group Co. Ltd.	1,678,000	194
	Ports Design Ltd.	272,952	194
^	China South City Holdings Ltd.	1,198,000	190
*	Interchina Holdings Co.	2,925,000	186
	Yip's Chemical Holdings Ltd.	272,000	183
	China Rare Earth Holdings Ltd.	770,000	175
*	China Pharmaceutical Group Ltd.	592,000	172
*,^	Sino Oil And Gas Holdings Ltd.	8,770,000	169
^	Mingfa Group International Co. Ltd.	601,000	169
	Dalian Port PDA Co. Ltd.	764,538	168
	PCD Stores Group Ltd.	1,782,000	167
*	Tech Pro Technology Development Ltd.	434,000	163
*	Yanchang Petroleum International Ltd.	2,510,000	162
	Minmetals Land Ltd.	1,184,000	160
*	Shanghai Industrial Urban Development Group Ltd.	946,000	158
*	Citic 21CN Co. Ltd.	2,530,000	156
	TCL Communication Technology Holdings Ltd.	509,000	156
^	Comba Telecom Systems Holdings Ltd.	398,675	155
	China Lilang Ltd.	269,000	152
	China National Accord Medicines Corp. Ltd. Class B	52,900	151
*	China Power New Energy Development Co. Ltd.	3,660,000	148
	Huaxin Cement Co. Ltd. Class B	109,100	146
	Welling Holding Ltd.	1,203,600	145
	Livzon Pharmaceutical Group Inc. Class B	51,500	143
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	446,000	143
*	Chinasoft International Ltd.	580,000	142
	Microport Scientific Corp.	270,000	139
	Silver Grant International	785,998	139
	Fantasia Holdings Group Co. Ltd.	1,371,000	137
	Xiamen International Port Co. Ltd.	1,177,000	136
	Golden Meditech Holdings Ltd.	1,152,000	136
	Yuanda China Holdings Ltd.	1,162,000	136
*,^	Huaneng Renewables Corp. Ltd.	1,068,000	135
	AMVIG Holdings Ltd.	454,000	134
	China Automation Group Ltd.	566,670	134
	Lonking Holdings Ltd.	569,313	133
	Road King Infrastructure Ltd.	189,346	132
	China Aerospace International Holdings Ltd.	1,652,000	132
*	Pou Sheng International Holdings Ltd.	2,032,500	130
*	China Fangda Group Co. Ltd. Class B	436,800	127
*	Apollo Solar Energy Technology Holdings Ltd.	4,758,000	127

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Powerlong Real Estate Holdings Ltd.	752,000	126
	Shandong Airlines Co. Ltd.	90,400	125
	HKC Holdings Ltd.	3,000,460	120
	Inspur International Ltd.	3,680,000	118
*,^	Hi Sun Technology China Ltd.	1,130,724	116
	Shanghai Diesel Engine Co. Ltd. Class B	204,000	116
	Qingling Motors Co. Ltd.	476,929	115
	Chongqing Machinery & Electric Co. Ltd.	758,000	115
*,^	China Green Holdings Ltd.	501,928	110
	Henderson Investment Ltd.	1,405,000	108
	Xingda International Holdings Ltd.	306,000	108
	Lingbao Gold Co. Ltd.	244,558	108
*	Sinolink Worldwide Holdings Ltd.	1,446,000	108
	O-Net Communications Group Ltd.	397,000	104
	Hainan Meilan International Airport Co. Ltd.	166,000	104
*,^	Boshiwa International Holding Ltd.	469,000	102
*	SRE Group Ltd.	2,565,142	100
*	Jinchuan Group International Resources Co. Ltd.	520,000	100
	Peak Sport Products Co. Ltd.	523,756	99
	China Tontine Wines Group Ltd.	952,000	98
	Shanghai Baosight Software Co. Ltd. Class B	90,870	98
	Eastern Communications Co. Ltd. Class B	269,950	97
	TPV Technology Ltd.	436,000	96
*	Shanghai Shibei Hi-Tech Co. Ltd. Class B	254,429	95
	Maoye International Holdings Ltd.	473,459	95
	Wafangdian Bearing Co. Ltd. Class B	150,200	94
	Xinjiang Xinxin Mining Industry Co. Ltd.	436,000	91
	Huangshan Tourism Development Co. Ltd. Class B	77,300	90
*	Kai Yuan Holdings Ltd.	3,160,000	86
*	INESA Electron Co. Ltd. Class B	268,933	86
*	China ITS Holdings Co. Ltd.	531,000	83
	China Vanadium Titano - Magnetite Mining Co. Ltd.	400,000	76
	Shanghai Highly Group Co. Ltd. Class B	147,000	74
*	Heng Tai Consumables Group Ltd.	3,480,750	73
	Hefei Meiling Co. Ltd. Class B	184,160	73
*	BaWang International Group Holding Ltd.	788,000	72
	China Datang Corp. Renewable Power Co. Ltd.	657,000	72
*	Goodtop Tin International Holdings Ltd.	1,390,000	72
	Shanghai Material Trading Co. Ltd. Class B	154,300	70
*	PetroAsian Energy Holdings Ltd.	3,380,000	70
	Changchai Co. Ltd. Class B	179,100	68
*	Hubei Sanonda Co. Ltd. Class B	178,600	66
*	Kama Co. Ltd. Class B	171,000	66
^	China High Precision Automation Group Ltd.	401,000	64
	Jingwei Textile Machinery	120,000	64
	Wasion Group Holdings Ltd.	174,000	64
*	SGSB Group Co. Ltd. Class B	153,400	62
^	361 Degrees International Ltd.	199,000	57
	SYP Glass Group Co. Ltd.	139,400	57
	Fiyta Holdings Ltd. Class B	73,309	56
*	Chongqing Iron & Steel Co. Ltd.	344,642	54
*	Chengde Nanjiang Co. Ltd. Class B	271,700	53
	Real Nutriceutical Group Ltd.	144,000	51
	Foshan Huaxin Packaging Co. Ltd. Class B	135,000	49
*	China Mining Resources Group Ltd.	3,384,000	49
*	Shenzhen International Enterprise Class B	38,200	49
*	Besunyen Holdings Co. Ltd.	609,000	47
	Sparkle Roll Group Ltd.	752,000	45
	Shanghai Potevio Co. Ltd. Class B	83,300	42
*	Shanghai Dajiang Group Class B	158,400	40
*	China Hongxing Sports Ltd.	831,000	39
*	Shenzhen Nanshan Power Co. Ltd. Class B	132,150	37
*	Shanghai Automation Instrumentation Co. Ltd. Class B	71,500	34
	Dalian Refrigeration Co. Ltd. Class B	57,600	32

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
*	China Textile Machinery Class B	80,200	30
*	Jinshan Development & Construction Co. Ltd. Class B	67,500	28
*,^	Real Gold Mining Ltd.	239,476	26
*	Chigo Holding Ltd.	1,038,000	26
	China Nickel Resources Holdings Co. Ltd.	270,000	22
*	Tsann Kuen China Enterprise Co. Ltd. Class B	334,700	19
	Great Wall Technology Co. Ltd.	22,000	4
*	China Milk Products Group Ltd.	140,000	—
			44,698
Denmark (0.8%)
	GN Store Nord A/S	141,577	2,219
*	Topdanmark A/S	9,062	1,838
*	Jyske Bank A/S	47,548	1,447
*	Sydbank A/S	50,234	920
	SimCorp A/S	3,178	694
^	Pandora A/S	41,404	658
	ALK-Abello A/S	5,488	365
*	Genmab A/S	25,553	356
^	NKT Holding A/S	10,022	336
	Solar A/S Class B	4,444	275
	Schouw & Co.	10,765	246
*	Bang & Olufsen A/S	17,280	213
	D/S Norden A/S	8,002	211
	East Asiatic Co. Ltd. A/S	10,606	205
*	Alm Brand A/S	69,027	172
*	Bavarian Nordic A/S	11,876	108
*	Auriga Industries Class B	7,220	107
			10,370
Egypt (0.1%)
*	South Valley Cement	374,902	308
*	Six of October Development & Investment	66,991	247
*	Medinet Nasr Housing	35,784	145
	Arab Cotton Ginning	184,483	136
	Delta Sugar Co.	51,500	123
*	Palm Hills Developments SAE	268,558	121
*	Amer Group Holding	1,017,108	120
	Heliopolis Housing	26,698	118
	Oriental Weavers	23,058	91
*	Maridive & Oil Services SAE	71,848	81
*	Egyptian Financial & Industrial Co.	43,090	81
*	National Development Bank	53,172	54
*	Nile Cotton Ginning	31,192	33
*	Egyptian Resorts Co.	160,361	30
			1,688
Finland (1.6%)
	Elisa Oyj	113,578	2,437
	Pohjola Bank plc Class A	130,034	1,774
	YIT Oyj	86,881	1,713
	Orion Oyj Class B	64,815	1,604
	Outotec Oyj	30,104	1,471
^	Konecranes Oyj	42,778	1,360
	Amer Sports Oyj	86,222	1,222
	Huhtamaki Oyj	69,687	1,178
	Tieto Oyj	50,260	965
	Sponda Oyj	189,906	842
	Kemira Oyj	56,036	745
	Cargotec Oyj Class B	29,060	641
	Citycon Oyj	180,758	592
	Tikkurila Oyj	28,366	538
	Uponor Oyj	44,635	504
*	Metsa Board Oyj	156,062	468
	Ramirent Oyj	56,207	421
	Stockmann OYJ Abp Class B	20,382	383

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Lassila & Tikanoja Oyj	24,694	379
	Raisio plc	88,982	352
	Ahlstrom Oyj	14,822	247
	Cramo Oyj	19,606	199
	Oriola-KD Oyj	67,644	183
	Lemminkainen Oyj	5,719	117
*	Finnair Oyj	36,975	105
	HKScan Oyj	22,851	100
	Poyry Oyj	19,414	81
	F-Secure Oyj	22,782	48
			20,669
France (2.3%)
	CFAO SA	32,893	1,588
	Remy Cointreau SA	13,159	1,364
	Rubis SCA	21,038	1,284
	Neopost SA	21,631	1,186
	Teleperformance SA	38,303	1,160
	Orpea	25,560	1,045
	Havas SA	201,967	1,022
	Societe Immobiliere de Location pour l'Industrie et le Commerce	8,440	945
	Bourbon SA	34,377	928
	Metropole Television SA	64,887	905
	Etablissements Maurel et Prom	64,927	905
	Nexans SA	20,493	873
	Ingenico	16,438	870
	IPSOS	23,958	842
	Eurofins Scientific	4,788	741
	Virbac SA	4,173	727
*	UBISOFT Entertainment	72,004	670
	Mercialys SA	28,677	602
	Medica SA	31,201	558
	Nexity SA	17,881	551
*	Altran Technologies SA	79,856	538
	SA des Ciments Vicat	9,805	529
	Alten SA	16,644	524
*	Technicolor SA	195,703	497
	Plastic Omnium SA	17,735	490
	Vilmorin & Cie	3,521	418
	Societe d'Edition de Canal &	62,415	375
	Rallye SA	12,220	373
	Saft Groupe SA	16,725	372
	Mersen	14,672	371
	Sechilienne-Sidec	20,324	349
*	GameLoft SA	47,984	329
*,^	SOITEC	94,298	284
	Derichebourg SA	97,858	277
*	Parrot SA	7,881	273
	Boiron SA	7,870	252
	Groupe Steria SCA	15,515	251
	Bonduelle S.C.A.	2,574	237
	April	13,153	233
^	FFP	6,453	229
	Beneteau SA	22,793	228
	Societe de la Tour Eiffel	3,899	215
*	Club Mediterranee	12,894	205
	Sopra Group SA	3,992	188
	Laurent-Perrier	2,165	185
	Faiveley Transport SA	3,184	178
	Esso SA Francaise	2,351	168
	Stallergenes SA	2,818	164
	Jacquet Metal Service	16,509	161
	Seche Environnement SA	4,514	148
	Assystem	7,796	145
	Manitou BF SA	9,233	143

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
* Bull	46,952	137
* Maurel & Prom Nigeria SA	51,127	129
* Euro Disney SCA	18,879	127
NRJ Group	18,671	126
Guerbet	1,046	114
GFI Informatique SA	29,918	109
* Boursorama	18,049	108
GL Events	4,598	101
Trigano SA	8,932	97
Meetic SA	5,350	82
Union Financiere de France BQE SA	3,200	76
^ Maisons France Confort	2,157	64
Axway Software SA	4,040	63
* Sequana SA	40,548	63
* Haulotte Group SA	9,244	57
Pierre & Vacances SA	2,227	38
* Etablissements Maurel et Prom Warrants Exp. 06/30/2014	38,916	11
* UBISOFT Entertainment Warrants Exp. 10/10/2013	69,628	7
		29,604
Germany (3.6%)
Symrise AG	80,186	2,884
MTU Aero Engines Holding AG	26,243	2,206
ProSiebenSat.1 Media AG Prior Pfd.	72,866	2,032
Aurubis AG	31,269	1,980
Deutsche Wohnen AG	99,922	1,830
* Sky Deutschland AG	403,626	1,759
Wirecard AG	75,569	1,731
Fuchs Petrolub AG	25,003	1,558
Deutsche Euroshop AG	36,217	1,480
Freenet AG	87,902	1,455
^ SGL Carbon SE	35,742	1,426
Douglas Holding AG	27,586	1,347
Fuchs Petrolub AG Prior Pfd.	17,841	1,261
Stada Arzneimittel AG	41,325	1,252
Gerry Weber International AG	23,752	1,080
Wincor Nixdorf AG	22,479	1,002
Rhoen Klinikum AG	49,496	964
Aixtron SE NA	71,390	936
* Dialog Semiconductor plc	45,919	914
Rational AG	3,055	773
Gildemeister AG	41,524	771
Leoni AG	22,377	748
* KUKA AG	23,287	699
Vossloh AG	6,817	688
Alstria Office REIT-AG	56,588	683
* GAGFAH SA	58,370	664
Pfeiffer Vacuum Technology AG	6,285	643
* Aareal Bank AG	29,439	633
Krones AG	10,440	616
ElringKlinger AG	22,074	615
KWS Saat AG	1,873	538
* Morphosys AG	15,665	533
BayWa AG	10,224	463
Rheinmetall AG	8,850	423
Draegerwerk AG & Co. KGaA Prior Pfd.	4,181	410
Bechtle AG	10,808	408
* Deutz AG	90,809	398
CTS Eventim AG	12,830	381
Jungheinrich AG Prior Pfd.	10,536	349
GFK SE	7,416	338
Jenoptik AG	33,636	319
Duerr AG	4,176	313
Grenkeleasing AG	4,596	310
Carl Zeiss Meditec AG	11,257	309

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
*	IVG Immobilien AG	117,527	293
	Indus Holding AG	10,677	269
	Deutsche Beteiligungs AG	9,994	252
^	H&R AG	15,262	251
	KSB AG Prior Pfd.	517	247
	Sixt AG Prior Pfd.	15,976	245
*	Kloeckner & Co. SE	25,959	235
*,^	Heidelberger Druckmaschinen AG	145,939	219
	Bauer AG	9,577	207
	Delticom AG	3,695	207
	DIC Asset AG	22,149	207
	Kontron AG	38,385	180
*	Nordex SE	50,594	177
	Comdirect Bank AG	17,837	175
*	Patrizia Immobilien AG	23,322	165
	Sixt AG	8,734	163
	Biotest AG Prior Pfd.	2,683	157
	QSC AG	56,381	154
	CAT Oil AG	17,146	124
^	Solarworld AG	60,130	104
*	Air Berlin plc	41,632	83
	CropEnergies AG	10,226	62
	Asian Bamboo AG	7,394	57
*	Constantin Medien AG	23,248	43
	DAB Bank AG	5,604	25
			46,423
Greece (0.3%)
*	Titan Cement Co. SA	39,580	738
*	Bank of Cyprus plc	1,237,009	523
	JUMBO SA	65,271	432
*	Piraeus Bank SA	777,252	420
*	Viohalco Hellenic Copper and Aluminum Industry SA	79,461	341
	Motor Oil Hellas Corinth Refineries SA	37,117	323
*	Mytilineos Holdings SA	64,159	291
	Hellenic Exchanges SA	42,204	189
*	Cyprus Popular Bank PCL	2,319,500	188
*	Marfin Investment Group Holdings SA	382,407	170
	Metka SA	18,564	169
*	Ellaktor SA	85,590	167
	Intralot SA-Integrated Lottery Systems & Services	78,724	158
*	Frigoglass SA	21,251	123
	Athens Water Supply & Sewage Co. SA	20,697	118
	Eurobank Properties Real Estate Investment Co.	11,421	71
*	TT Hellenic Postbank SA	44,448	10
			4,431
Hong Kong (0.9%)
	Giordano International Ltd.	1,097,841	910
^	Luk Fook Holdings International Ltd.	285,000	712
	SmarTone Telecommunications Holdings Ltd.	349,500	704
	Trinity Ltd.	974,000	680
	Pacific Basin Shipping Ltd.	1,206,766	644
*	G-Resources Group Ltd.	11,924,279	567
	Vitasoy International Holdings Ltd.	512,698	486
	Stella International Holdings Ltd.	183,591	483
	SA SA International Holdings Ltd.	613,747	420
	Chow Sang Sang Holdings International Ltd.	168,519	358
	Singamas Container Holdings Ltd.	1,307,960	329
	Value Partners Group Ltd.	577,000	313
	Sunlight REIT	640,000	261
	K Wah International Holdings Ltd.	545,000	247
	Gourmet Master Co. Ltd.	34,650	245
	HKR International Ltd.	510,400	244
*	Lai Sun Development	9,400,000	231
	Pacific Textile Holdings Ltd.	324,000	214

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
*	China Resources and Transportation Group Ltd.	5,600,000	202
	Prosperity REIT	704,000	201
^	Silver base Group Holdings Ltd.	452,475	192
	Polytec Asset Holdings Ltd.	1,585,000	185
	Regal Hotels International Holdings Ltd.	414,000	182
*	United Laboratories International Holdings Ltd.	322,500	172
	Emperor Watch & Jewellery Ltd.	1,770,000	168
	Pacific Andes Resources Development Ltd.	1,357,500	164
	IT Ltd.	412,000	163
*	China Daye Non-Ferrous Metals Mining Ltd.	4,008,000	163
	Citic Telecom International Holdings Ltd.	706,000	163
	YGM Trading Ltd.	60,000	144
	Varitronix International Ltd.	386,000	140
	Midland Holdings Ltd.	274,000	138
*	CST Mining Group Ltd.	9,384,000	133
	SOCAM Development Ltd.	124,725	129
*	Neo-Neon Holdings Ltd.	591,500	128
	Asia Standard International Group	700,000	124
	Truly International Holdings	773,000	117
	Man Wah Holdings Ltd.	190,000	117
*	eSun Holdings Ltd.	786,000	115
	Far East Consortium International Ltd.	563,000	112
*	Sinopoly Battery Ltd.	2,220,000	93
	China WindPower Group Ltd.	3,430,000	91
	Chen Hsong Holdings	322,000	87
	Regent Pacific Group Ltd.	3,190,000	81
	EVA Precision Industrial Holdings Ltd.	696,000	73
	Hongkong Chinese Ltd.	426,000	71
*	Apac Resources Ltd.	1,820,000	62
	Dickson Concepts International Ltd.	105,000	54
*	King Stone Energy Group Ltd.	702,000	44
	Oriental Press Group	262,000	30
	City Telecom HK Ltd.	129,000	30
*	Shenglong PV-Tech Investment Co. Ltd.	44,660	1
			12,117
Hungary (0.0%)
	EGIS Pharmaceuticals plc	2,413	194
*,^	FHB Mortgage Bank plc	41,540	91
			285
India (2.1%)
	LIC Housing Finance Ltd.	253,623	1,144
	Federal Bank Ltd.	114,583	1,031
	Apollo Hospitals Enterprise Ltd.	66,676	965
	Godrej Consumer Products Ltd.	69,420	929
	Tata Global Beverages Ltd.	320,286	891
	Yes Bank Ltd.	110,309	842
*	Wockhardt Ltd.	20,670	575
	IndusInd Bank Ltd.	81,831	552
	United Phosphorus Ltd.	232,084	491
	Indian Hotels Co. Ltd.	411,804	481
	Aurobindo Pharma Ltd.	147,316	433
	Allahabad Bank	167,528	423
	Apollo Tyres Ltd.	265,184	422
	Shree Cement Ltd.	5,250	412
	Marico Ltd.	105,186	409
	Bajaj Finserv Ltd.	25,594	403
	Mahindra & Mahindra Financial Services Ltd.	24,391	393
	Century Textiles & Industries Ltd.	52,755	378
	Jammu & Kashmir Bank Ltd.	16,482	374
*	Housing Development & Infrastructure Ltd.	209,208	370
	Petronet LNG Ltd.	115,281	359
	Jindal Saw Ltd.	166,808	353
	Bhushan Steel Ltd.	32,641	298
	Torrent Pharmaceuticals Ltd.	22,781	285

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Financial Technologies India Ltd.	15,284	282
CMC Ltd.	13,244	274
India Cements Ltd.	154,374	273
Syndicate Bank	121,006	263
* Bombay Dyeing & Manufacturing Co. Ltd.	124,755	260
Gujarat State Fertilisers & Chemicals Ltd.	187,130	259
CESC Ltd.	50,595	257
IFCI Ltd.	494,409	254
Motherson Sumi Systems Ltd.	87,169	252
Biocon Ltd.	48,449	239
South Indian Bank Ltd.	555,816	239
Videocon Industries Ltd.	73,040	231
Indian Bank	72,586	226
Gujarat Mineral Development Corp. Ltd.	56,059	220
Emami Ltd.	20,285	216
Coromandel International Ltd.	40,906	215
* Dish TV India Ltd.	150,340	210
Indraprastha Gas Ltd.	43,954	210
* Indiabulls Real Estate Ltd.	196,449	208
Thermax Ltd.	19,163	208
Engineers India Ltd.	47,425	206
McLeod Russel India Ltd.	35,988	203
Indian Overseas Bank	142,349	189
Gujarat State Petronet Ltd.	128,117	179
Bajaj Hindusthan Ltd.	325,470	179
UCO Bank	125,897	170
Educomp Solutions Ltd.	61,014	166
Chambal Fertilizers & Chemicals Ltd.	133,715	166
Amtek Auto Ltd.	121,519	163
* Shree Renuka Sugars Ltd.	273,710	159
Gateway Distriparks Ltd.	59,349	157
* Jindal Stainless Ltd.	128,147	157
* Balrampur Chini Mills Ltd.	122,782	155
Punj Lloyd Ltd.	166,563	155
* Pipavav Defence & Offshore Engineering Co. Ltd.	102,858	150
Alstom T&D India Ltd.	39,342	149
Karnataka Bank Ltd.	58,852	148
Essar Ports Ltd.	78,032	147
Raymond Ltd.	20,579	146
* Sun Pharma Advanced Research Co. Ltd.	80,312	144
Opto Circuits India Ltd.	64,365	144
SREI Infrastructure Finance Ltd.	283,540	141
* Indiabulls Infrastructure and Power Ltd.	1,174,196	139
Andhra Bank	71,677	137
Voltas Ltd.	66,516	137
Aban Offshore Ltd.	16,575	135
Arvind Ltd.	86,337	130
Alstom India Ltd.	17,227	130
* IVRCL Ltd.	176,773	130
Central Bank Of India	98,651	127
Era Infra Engineering Ltd.	48,735	124
Jain Irrigation Systems Ltd.	101,917	123
Monnet Ispat & Energy Ltd.	22,411	122
* GVK Power & Infrastructure Ltd.	520,176	122
* Hindustan Oil Exploration Co. Ltd.	63,403	119
Gujarat Narmada Valley Fertilizers Co. Ltd.	75,373	114
SRF Ltd.	27,443	114
* Religare Enterprises Ltd.	19,656	111
Gujarat Alkalies & Chemicals Ltd.	44,626	109
Kesoram Industries Ltd.	38,297	103
NCC Ltd.	128,432	103
Gujarat Gas Co. Ltd.	18,581	103
* Hotel Leela Venture Ltd.	185,110	102
Ruchi Soya Industries Ltd.	81,978	101

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Chennai Petroleum Corp. Ltd.	41,815	101
Vijaya Bank	99,615	100
HCL Infosystems Ltd.	123,214	97
Praj Industries Ltd.	115,383	97
PTC India Ltd.	79,941	94
Manappuram Finance Ltd.	136,432	93
Welspun Corp. Ltd.	50,609	91
TVS Motor Co. Ltd.	121,091	87
* Firstsource Solutions Ltd.	393,254	86
Schneider Electric Infrastructure Ltd.	50,828	86
Ballarpur Industries Ltd.	207,599	85
Gujarat NRE Coke Ltd.	249,119	83
IRB Infrastructure Developers Ltd.	36,232	82
Finolex Industries Ltd.	66,957	80
* Usha Martin Ltd.	147,654	79
Sintex Industries Ltd.	62,878	75
Shiv-Vani Oil & Gas Exploration Services Ltd.	30,867	75
India Infoline Ltd.	56,704	72
* Mercator Ltd.	183,014	72
* JSW ISPAT Steel Ltd.	383,842	71
Triveni Turbine Ltd.	67,622	69
Radico Khaitan Ltd.	30,378	67
* Parsvnath Developers Ltd.	98,992	67
BEML Ltd.	12,338	66
* Pantaloon Retail India Ltd.	19,527	65
Rolta India Ltd.	52,229	63
* Hindustan Construction Co. Ltd.	199,564	63
* Lanco Infratech Ltd.	273,505	61
Maharashtra Seamless Ltd.	9,680	60
* Shipping Corp. of India Ltd.	62,424	59
S Kumars Nationwide Ltd.	191,697	54
* Nagarjuna Fertilizers & Chemicals Ltd.	233,445	49
* Tata Teleservices Maharashtra Ltd.	243,494	49
* GTL Ltd.	77,614	40
* Jet Airways India Ltd.	5,658	35
Sterlite Technologies Ltd.	63,039	35
* Mahanagar Telephone Nigam	39,766	19
* Polaris Financial Technology Ltd.	7,349	16
Patel Engineering Ltd.	10,747	15
		26,875
Indonesia (1.0%)
Lippo Karawaci Tbk PT	11,869,176	1,145
Bhakti Investama Tbk PT	16,730,500	953
Media Nusantara Citra Tbk PT	2,851,000	836
Global Mediacom Tbk PT	2,841,500	671
Alam Sutera Realty Tbk PT	10,915,000	656
Summarecon Agung Tbk PT	3,443,584	627
AKR Corporindo Tbk PT	1,312,000	604
Bumi Serpong Damai PT	4,405,000	565
Holcim Indonesia Tbk PT	1,525,477	515
Ciputra Development Tbk PT	7,287,000	513
Surya Semesta Internusa Tbk PT	2,923,000	357
Pakuwon Jati Tbk PT	11,544,068	335
* Garuda Indonesia Persero Tbk PT	4,667,000	335
Mitra Adiperkasa Tbk PT	483,500	328
Bank Tabungan Negara Persero Tbk PT	2,026,500	319
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,302,525	314
Ramayana Lestari Sentosa Tbk PT	2,687,000	309
* Trada Maritime Tbk PT	3,107,500	306
Timah Persero Tbk PT	1,860,907	276
Harum Energy Tbk PT	485,500	272
Citra Marga Nusaphala Persada Tbk PT	1,121,500	271
Salim Ivomas Pratama Tbk PT	2,119,500	257
* Bakrie and Brothers Tbk PT	48,177,488	251

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
* Bakrieland Development Tbk PT	36,387,466	245
Medco Energi Internasional Tbk PT	1,492,671	245
Gajah Tunggal Tbk PT	1,083,500	244
Indika Energy Tbk PT	1,327,939	213
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,828,000	208
* Indah Kiat Pulp & Paper Corp. Tbk PT	1,733,352	176
Bisi International PT	1,499,600	166
Intiland Development Tbk PT	4,902,000	160
* Energi Mega Persada Tbk PT	16,588,500	156
Krakatau Steel Persero Tbk PT	2,114,000	154
Bakrie Sumatera Plantations Tbk PT	10,962,000	135
Agung Podomoro Land Tbk PT	2,872,000	108
* Bakrie Telecom Tbk PT	13,034,573	81
Sampoerna Agro PT	320,500	81
* Delta Dunia Makmur Tbk PT	3,162,000	58
* Bakrie Sumatera Plantations Tbk PT Warrants Exp. 02/18/2013	94,500	—
		13,445
Ireland (1.0%)
* Governor & Co. of the Bank of Ireland	17,217,805	2,034
Paddy Power plc	25,020	1,846
DCC plc	57,015	1,629
Kingspan Group plc	114,496	1,194
Smurfit Kappa Group plc	100,595	1,109
* Kenmare Resources plc	1,710,880	1,090
C&C Group plc	216,002	1,035
Glanbia plc	96,871	918
Grafton Group plc	168,521	735
Greencore Group plc	256,644	377
FBD Holdings plc	21,413	268
Aer Lingus Group plc	136,095	182
Total Produce plc	199,022	125
Fyffes plc	147,806	96
Smurfit Kappa Group plc	6,094	67
C&C Group plc (London Shares)	11,196	54
* Independent News & Media plc	265,209	29
		12,788
Israel (0.2%)
* Allot Communications Ltd.	11,173	252
Alony Hetz Properties & Investments Ltd.	50,153	251
Frutarom Industries Ltd.	19,606	211
* Nitsba Holdings 1995 Ltd.	24,755	196
* Retalix Ltd.	9,808	194
* Given Imaging Ltd.	8,514	153
Ituran Location and Control Ltd.	11,980	149
* Phoenix Holdings Ltd.	68,324	142
* Nova Measuring Instruments Ltd.	17,757	125
* Gilat Satellite Networks Ltd.	25,869	115
* Menorah Mivtachim Holdings Ltd.	14,000	107
Amot Investments Ltd.	43,583	102
* Ceragon Networks Ltd.	20,084	88
* AudioCodes Ltd.	35,741	81
* Elco Holdings Ltd.	16,380	80
* Tower Semiconductor Ltd.	9,534	79
* Hadera Paper Ltd.	1,541	67
FMS Enterprises Migun Ltd.	4,947	66
* Discount Investment Corp.	17,081	62
* Modiin - LP	1,930,411	62
* Internet Gold-Golden Lines Ltd.	12,384	61
* IDB Holding Corp. Ltd.	12,186	57
* Property & Building Corp.	1,263	55
Electra Ltd.	630	54
Alon Holdings Blue Square Israel Ltd.	20,115	52
* Africa Israel Investments Ltd.	17,033	43
* Africa Israel Properties Ltd.	4,458	35

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
*	B Communications Ltd.	5,992	35
*	Modiin - LP Warrants Exp. 11/17/2013	280,383	2
*	IDB Holding Corp. Ltd. Rights Exp. 11/14/2012	677	—
			2,976
Italy (1.7%)
	Banca Popolare dell'Emilia Romagna Scrl	217,244	1,295
*	Banca Popolare di Milano Scarl	2,204,288	1,215
	Banca Popolare di Sondrio SCARL	201,990	1,157
	Tod's SPA	7,957	933
	Azimut Holding SPA	68,185	866
^	DiaSorin SPA	20,252	680
	Ansaldo STS SPA	81,784	666
*	Societa Cattolica di Assicurazioni SCRL	41,792	651
*	Fondiaria-Sai SPA	463,800	603
	Impregilo SPA	138,554	559
	Hera SPA	331,540	559
*	Sorin SPA	233,181	547
	Recordati SPA	63,398	508
*	Yoox SPA	33,310	505
	Banca Generali SPA	34,115	501
	Danieli & C Officine Meccaniche SPA RSP	28,354	442
	Societa Iniziative Autostradali e Servizi SPA	48,856	407
	Banca Piccolo Credito Valtellinese Scarl	245,291	391
	De'Longhi SPA	29,279	390
	Piaggio & C SPA	155,315	383
	Beni Stabili SPA	652,966	367
*	Saras SPA	252,099	337
	Credito Emiliano SPA	65,896	318
	Interpump Group SPA	40,704	310
*	Unipol Gruppo Finanziario SPA Prior Pfd.	184,191	296
	Danieli & C Officine Meccaniche SPA	10,325	296
*	Unipol Gruppo Finanziario SPA	130,935	287
	Italcementi SPA	55,958	283
	CIR-Compagnie Industriali Riunite SPA	241,122	276
	Autostrada Torino-Milano SPA	27,287	274
	MARR SPA	27,538	260
*	Safilo Group SPA	30,305	256
	ERG SPA	35,109	255
	Italcementi SPA RSP	95,771	245
	ACEA SPA	43,543	240
*	Milano Assicurazioni SPA	552,158	235
*	Ei Towers SPA	8,757	231
	Astaldi SPA	34,068	219
*,^	RCS MediaGroup SPA	119,535	218
	Iren SPA	352,006	198
*	Cam Finanziaria SPA	314,657	198
	Amplifon SPA	42,529	197
	Cofide SPA	333,394	188
	Brembo SPA	17,546	179
*	Italmobiliare SPA RISP (non CNV)	16,256	178
	Indesit Co. SPA	27,507	171
	Trevi Finanziaria Industriale SPA	23,660	160
*	Gemina SPA	140,069	134
	Zignago Vetro SPA	20,621	119
	Falck Renewables SPA	97,198	119
	Banco di Desio e della Brianza SPA	43,793	116
	Industria Macchine Automatiche SPA	6,571	115
*	Arnoldo Mondadori Editore SPA	81,298	110
	Esprinet SPA	24,928	102
*	Ascopiave SPA	55,913	96
	Gruppo Editoriale L'Espresso SPA	95,893	95
*	Telecom Italia Media SPA	446,009	95
*	DeA Capital SPA	54,287	90
*	Landi Renzo SPA	47,712	87

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
* Juventus Football Club SPA	290,159	81
^ Geox SPA	27,289	78
* Maire Tecnimont SPA	97,274	78
* Snai SPA	82,900	76
SAES Getters SPA RSP	9,315	69
Immobiliare Grande Distribuzione	62,539	65
* Italmobiliare SPA	3,975	61
Cementir Holding SPA	27,624	58
* KME Group SPA	127,058	58
IMMSI SPA	102,006	51
Sogefi SPA	18,986	46
* SAES Getters SPA	4,902	45
Fiera Milano SPA	8,283	42
Sabaf SPA	3,612	41
		22,057
Japan (11.6%)
Calbee Inc.	11,300	1,038
Anritsu Corp.	71,829	904
Nihon Kohden Corp.	23,681	881
eAccess Ltd.	1,744	880
FP Corp.	11,495	864
Duskin Co. Ltd.	45,372	862
Shochiku Co. Ltd.	79,723	777
KYORIN Holdings Inc.	36,274	767
Kaken Pharmaceutical Co. Ltd.	49,067	760
Toho Holdings Co. Ltd.	36,518	747
Hitachi Zosen Corp.	544,790	683
Ship Healthcare Holdings Inc.	20,000	667
Wacom Co. Ltd.	228	662
Kiyo Holdings Inc.	479,965	656
Maeda Road Construction Co. Ltd.	52,229	656
OSG Corp.	49,694	651
Horiba Ltd.	23,614	644
Fuji Oil Co. Ltd.	48,098	640
Kyowa Exeo Corp.	60,790	638
Sangetsu Co. Ltd.	23,732	632
SCSK Corp.	36,780	626
Sankyu Inc.	179,014	624
Megmilk Snow Brand Co. Ltd.	36,352	614
Ain Pharmaciez Inc.	8,300	588
Aica Kogyo Co. Ltd.	34,144	578
Tokai Tokyo Financial Holdings Inc.	158,432	571
Nifco Inc.	25,008	568
Okumura Corp.	174,213	561
Tadano Ltd.	75,807	559
Nikkiso Co. Ltd.	45,565	544
NET One Systems Co. Ltd.	48,800	543
Cosmos Pharmaceutical Corp.	5,400	533
Tsubakimoto Chain Co.	108,250	530
Miura Co. Ltd.	23,118	528
Zensho Holdings Co. Ltd.	43,361	527
Toagosei Co. Ltd.	127,584	520
Cocokara fine Inc.	15,389	518
NOF Corp.	108,202	517
IT Holdings Corp.	41,100	512
Tsuruha Holdings Inc.	6,752	512
Arcs Co. Ltd.	23,800	502
Iwatani Corp.	127,740	501
Accordia Golf Co. Ltd.	701	499
Resorttrust Inc.	26,728	498
Sumitomo Warehouse Co. Ltd.	118,208	495
Meitec Corp.	22,346	492
Nichi-iko Pharmaceutical Co. Ltd.	23,100	489
Maeda Corp.	110,306	488

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
MOS Food Services Inc.	25,310	484
Japan Airport Terminal Co. Ltd.	44,527	484
Hanwa Co. Ltd.	138,415	484
Bank of Iwate Ltd.	10,424	483
IBJ Leasing Co. Ltd.	19,101	483
Tokyo Ohka Kogyo Co. Ltd.	23,673	483
* Orient Corp.	255,500	480
TS Tech Co. Ltd.	27,985	477
Sanwa Holdings Corp.	118,637	474
Fuji Soft Inc.	22,221	472
Nissin Kogyo Co. Ltd.	32,101	461
Nippo Corp.	40,000	453
Taikisha Ltd.	21,263	451
Fuyo General Lease Co. Ltd.	15,949	446
Yamanashi Chuo Bank Ltd.	109,311	442
Bank of Okinawa Ltd.	10,604	441
Pola Orbis Holdings Inc.	14,000	441
Earth Chemical Co. Ltd.	11,815	439
Hogy Medical Co. Ltd.	8,550	437
Toyo Ink SC Holdings Co. Ltd.	118,151	435
^ Kadokawa Group Holdings Inc.	14,150	435
Inaba Denki Sangyo Co. Ltd.	15,915	434
Meidensha Corp.	122,919	433
Toei Co. Ltd.	77,648	426
Seikagaku Corp.	37,064	425
GMO internet Inc.	60,600	424
Yamagata Bank Ltd.	95,426	421
Nippon Soda Co. Ltd.	96,587	420
SHO-BOND Holdings Co. Ltd.	13,700	414
Bank of the Ryukyus Ltd.	32,619	410
Tamron Co. Ltd.	15,000	408
* Tokyo Dome Corp.	120,000	405
Pigeon Corp.	8,700	401
Jaccs Co. Ltd.	94,000	400
Nachi-Fujikoshi Corp.	128,742	400
Daio Paper Corp.	72,454	400
Ryosan Co. Ltd.	23,679	400
Itoham Foods Inc.	100,000	400
Morinaga Milk Industry Co. Ltd.	120,678	399
Valor Co. Ltd.	23,300	398
Ariake Japan Co. Ltd.	18,600	397
Mizuno Corp.	84,782	395
Kureha Corp.	101,338	394
Toho Bank Ltd.	117,664	394
Hitachi Kokusai Electric Inc.	57,542	390
Nitto Boseki Co. Ltd.	118,738	390
Fancl Corp.	36,304	390
Noritz Corp.	23,735	390
Maruha Nichiro Holdings Inc.	236,348	388
Penta-Ocean Construction Co. Ltd.	159,000	382
Geo Holdings Corp.	339	381
Daibiru Corp.	47,087	381
* Pioneer Corp.	158,513	380
Joshin Denki Co. Ltd.	34,653	379
Musashi Seimitsu Industry Co. Ltd.	18,015	376
Xebio Co. Ltd.	19,108	374
Kisoji Co. Ltd.	17,700	363
Moshi Moshi Hotline Inc.	24,100	363
Akebono Brake Industry Co. Ltd.	84,157	363
HIS Co. Ltd.	12,000	363
* Aderans Co. Ltd.	27,709	363
Unipres Corp.	15,700	362
Misawa Homes Co. Ltd.	24,600	362
Nippon Flour Mills Co. Ltd.	86,459	362

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
ADEKA Corp.	47,455	358
Oiles Corp.	18,990	357
Makino Milling Machine Co. Ltd.	75,901	357
Hokuetsu Kishu Paper Co. Ltd.	69,221	355
Aomori Bank Ltd.	119,000	353
Mirait Holdings Corp.	43,600	353
*,^ Oki Electric Industry Co. Ltd.	350,311	352
Toyo Engineering Corp.	85,000	352
Takasago Thermal Engineering Co. Ltd.	44,616	351
Daiseki Co. Ltd.	25,987	351
Enplas Corp.	9,800	350
Hokuto Corp.	17,424	348
TOC Co. Ltd.	65,300	348
Nihon Unisys Ltd.	47,800	348
Chiyoda Co. Ltd.	12,100	346
Saizeriya Co. Ltd.	24,521	345
Daikyo Inc.	129,000	344
Central Glass Co. Ltd.	118,015	342
Toyo Tire & Rubber Co. Ltd.	140,000	340
Tokyo Seimitsu Co. Ltd.	22,423	339
Takara Standard Co. Ltd.	45,098	338
Mandom Corp.	12,779	337
^ Colowide Co. Ltd.	38,000	337
Fujitec Co. Ltd.	56,000	336
Nisshin Oillio Group Ltd.	90,262	332
Yodogawa Steel Works Ltd.	103,113	332
Sankyo-Tateyama Holdings Inc.	153,000	332
Nissan Shatai Co. Ltd.	30,211	331
Sanken Electric Co. Ltd.	105,469	329
Showa Corp.	35,500	328
Akita Bank Ltd.	119,000	327
Nihon Parkerizing Co. Ltd.	21,596	326
Tachi-S Co. Ltd.	17,600	323
Saibu Gas Co. Ltd.	122,734	323
Doutor Nichires Holdings Co. Ltd.	25,337	319
Okinawa Electric Power Co. Inc.	10,340	317
Nagaileben Co. Ltd.	21,500	316
Fujimi Inc.	16,147	315
FCC Co. Ltd.	17,443	313
Nichicon Corp.	45,987	313
Eighteenth Bank Ltd.	119,000	312
Avex Group Holdings Inc.	15,700	310
Amano Corp.	37,356	307
Sakata Seed Corp.	23,656	306
Bank of Nagoya Ltd.	89,121	305
Megachips Corp.	13,647	305
Shinmaywa Industries Ltd.	56,000	304
Kitz Corp.	71,900	304
Yoshinoya Holdings Co. Ltd.	239	303
Sanyo Special Steel Co. Ltd.	101,472	303
Nippon Konpo Unyu Soko Co. Ltd.	25,100	302
Mitsubishi Shokuhin Co. Ltd.	12,300	300
Okamura Corp.	41,000	298
Daifuku Co. Ltd.	59,461	297
Topy Industries Ltd.	152,795	297
Aeon Delight Co. Ltd.	14,400	296
United Arrows Ltd.	11,500	295
Miyazaki Bank Ltd.	119,932	295
Kyoei Steel Ltd.	18,800	293
Shikoku Bank Ltd.	118,003	293
Towa Pharmaceutical Co. Ltd.	4,600	292
Nitta Corp.	19,000	292
TOMONY Holdings Inc.	69,400	291
Toshiba Plant Systems & Services Corp.	21,524	291

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Nitto Kogyo Corp.	18,987	291
Japan Wool Textile Co. Ltd.	42,189	290
Paramount Bed Holdings Co. Ltd.	8,300	289
Keihin Corp.	23,949	289
Aida Engineering Ltd.	45,400	289
WATAMI Co. Ltd.	12,900	289
Nichias Corp.	58,855	288
* Kanematsu Corp.	244,000	288
Max Co. Ltd.	26,000	284
Nippon Shinyaku Co. Ltd.	23,571	284
Morinaga & Co. Ltd.	128,518	283
Heiwa Real Estate Co. Ltd.	24,200	283
^ Bic Camera Inc.	579	283
Sumitomo Light Metal Industries Ltd.	345,000	281
Nichiden Corp.	10,400	281
Fuji Co. Ltd.	13,300	281
Futaba Corp.	23,680	280
JVC Kenwood Corp.	78,740	279
Tomy Co. Ltd.	50,617	279
Chofu Seisakusho Co. Ltd.	12,100	278
Sanyo Chemical Industries Ltd.	49,274	278
Kyudenko Corp.	61,000	276
Nippon Suisan Kaisha Ltd.	125,862	276
Mikuni Coca-Cola Bottling Co. Ltd.	33,200	276
Nitto Kohki Co. Ltd.	12,200	276
NSD Co. Ltd.	28,800	276
Daiwabo Holdings Co. Ltd.	148,761	276
Iseki & Co. Ltd.	120,000	275
* Aiful Corp.	100,000	274
Nishimatsu Construction Co. Ltd.	175,000	274
Hosiden Corp.	50,067	272
AOKI Holdings Inc.	12,210	271
Asahi Diamond Industrial Co. Ltd.	30,022	266
Ricoh Leasing Co. Ltd.	11,406	266
Mitsui Sugar Co. Ltd.	82,000	264
Ehime Bank Ltd.	103,000	263
Gunze Ltd.	105,079	263
Japan Securities Finance Co. Ltd.	57,441	263
Kappa Create Holdings Co. Ltd.	12,194	263
Bank of Saga Ltd.	119,000	261
Fujitsu General Ltd.	30,000	260
Nippon Light Metal Holdings Co. Ltd.	287,023	259
Seiren Co. Ltd.	41,500	259
Prima Meat Packers Ltd.	143,000	258
Alpine Electronics Inc.	29,674	258
Oyo Corp.	21,200	258
Sintokogio Ltd.	36,400	257
Oita Bank Ltd.	76,435	257
Fuji Seal International Inc.	12,000	256
Japan Aviation Electronics Industry Ltd.	32,000	255
Canon Electronics Inc.	12,094	255
* Leopalace21 Corp.	84,400	254
DCM Holdings Co. Ltd.	37,200	253
Okamoto Industries Inc.	65,000	253
Transcosmos Inc.	22,700	253
Monex Group Inc.	1,466	250
NEC Networks & System Integration Corp.	13,600	248
Pilot Corp.	138	248
Kato Sangyo Co. Ltd.	13,700	248
Marudai Food Co. Ltd.	70,591	248
Star Micronics Co. Ltd.	26,300	246
Nippon Gas Co. Ltd.	14,000	245
^ Dr Ci:Labo Co. Ltd.	76	244
Toho Zinc Co. Ltd.	71,758	244

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Nippon Densetsu Kogyo Co. Ltd.	26,403	240
Fukui Bank Ltd.	112,769	238
Izumiya Co. Ltd.	47,969	237
T-Gaia Corp.	24,600	237
Okasan Securities Group Inc.	62,000	234
Michinoku Bank Ltd.	119,000	232
Megane TOP Co. Ltd.	20,100	231
Minato Bank Ltd.	129,000	231
Hokuetsu Bank Ltd.	120,000	230
Nippon Beet Sugar Manufacturing Co. Ltd.	120,000	230
Daihen Corp.	85,759	230
* Unitika Ltd.	457,000	229
Tatsuta Electric Wire and Cable Co. Ltd.	23,000	229
Osaka Steel Co. Ltd.	13,800	228
Heiwado Co. Ltd.	16,300	227
Senshukai Co. Ltd.	36,000	227
Kurabo Industries Ltd.	147,000	227
San-A Co. Ltd.	5,822	226
TPR Co. Ltd.	20,100	225
Toyo Tanso Co. Ltd.	11,810	224
Paltac Corp.	15,200	223
TOKAI Holdings Corp.	54,500	222
DTS Corp.	16,000	221
Alpen Co. Ltd.	12,000	220
Morita Holdings Corp.	26,154	220
Internet Initiative Japan Inc.	8,400	219
Shinko Plantech Co. Ltd.	26,600	219
^ Tsugami Corp.	35,000	218
Denki Kogyo Co. Ltd.	47,400	218
Sekisui Jushi Corp.	22,000	214
Yachiyo Bank Ltd.	12,000	214
Okabe Co. Ltd.	33,900	214
Aiphone Co. Ltd.	12,300	213
Aichi Steel Corp.	57,029	212
CKD Corp.	41,400	211
Chudenko Corp.	23,700	211
Inabata & Co. Ltd.	32,600	211
Vital KSK Holdings Inc.	20,800	211
EDION Corp.	49,133	210
Fujimori Kogyo Co. Ltd.	8,800	208
ZERIA Pharmaceutical Co. Ltd.	13,000	208
Kanamoto Co. Ltd.	17,000	207
Asahi Holdings Inc.	12,300	207
Toa Corp.	145,000	207
Itochu Enex Co. Ltd.	39,600	207
Yamazen Corp.	33,500	207
Tokyo Tomin Bank Ltd.	23,900	206
Mitsuboshi Belting Co. Ltd.	37,000	205
Aichi Bank Ltd.	3,700	205
Riso Kagaku Corp.	12,600	204
Mitsui-Soko Co. Ltd.	66,762	204
* Mitsubishi Paper Mills Ltd.	239,000	204
Sato Holdings Corp.	14,600	203
Press Kogyo Co. Ltd.	48,000	201
Sakai Chemical Industry Co. Ltd.	74,000	199
Token Corp.	4,530	199
Nichii Gakkan Co.	21,800	199
Nippon Carbon Co. Ltd.	116,000	198
Sanki Engineering Co. Ltd.	42,767	198
Showa Sangyo Co. Ltd.	59,000	197
Kintetsu World Express Inc.	7,000	197
Shimizu Bank Ltd.	6,700	197
Nakamuraya Co. Ltd.	39,707	196
Milbon Co. Ltd.	6,050	196

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Takuma Co. Ltd.	38,000	193
Modec Inc.	9,500	193
Toyo Corp.	16,817	192
Nippon Denko Co. Ltd.	81,990	192
Ministop Co. Ltd.	11,300	191
* Seiko Holdings Corp.	72,291	190
Yorozu Corp.	12,800	190
Sanden Corp.	63,000	189
Atsugi Co. Ltd.	166,000	189
Tokyu Livable Inc.	14,500	189
* Furukawa Co. Ltd.	212,000	189
Kurimoto Ltd.	61,000	187
ASKUL Corp.	12,300	185
Trusco Nakayama Corp.	10,200	184
* Fujiya Co. Ltd.	74,000	184
Nippon Signal Co. Ltd.	32,400	182
Dydo Drinco Inc.	4,244	181
Daisan Bank Ltd.	101,037	180
Ryoyo Electro Corp.	17,942	179
Doshisha Co. Ltd.	6,400	178
UKC Holdings Corp.	9,500	177
Kinugawa Rubber Industrial Co. Ltd.	30,000	175
* Matsuya Co. Ltd.	16,700	175
Toridoll.corp	11,600	175
NEC Mobiling Ltd.	4,200	175
* Sumitomo Mitsui Construction Co. Ltd.	278,300	174
Nippon Chemiphar Co. Ltd.	26,000	173
Tsutsumi Jewelry Co. Ltd.	7,500	172
Kohnan Shoji Co. Ltd.	14,200	172
Ines Corp.	26,500	169
Yuasa Trading Co. Ltd.	102,000	169
Coca-Cola Central Japan Co. Ltd.	13,700	168
Noritake Co. Ltd.	72,000	168
Yokogawa Bridge Holdings Corp.	23,000	167
Godo Steel Ltd.	112,000	167
Koa Corp.	21,300	167
^ Melco Holdings Inc.	7,900	165
Foster Electric Co. Ltd.	11,285	164
Ryobi Ltd.	80,435	164
Bando Chemical Industries Ltd.	53,000	161
Hibiya Engineering Ltd.	14,300	161
Riken Corp.	48,000	161
Totetsu Kogyo Co. Ltd.	14,000	160
Nagano Bank Ltd.	83,000	158
PGM Holdings K K	197	158
Toyo Kanetsu KK	80,000	155
Kyokuto Kaihatsu Kogyo Co. Ltd.	18,600	155
Taiyo Holdings Co. Ltd.	5,500	155
Kentucky Fried Chicken Japan Ltd.	6,000	154
^ Japan Drilling Co. Ltd.	5,300	153
Japan Vilene Co. Ltd.	35,889	152
Descente Ltd.	26,000	152
Sankyo Seiko Co. Ltd.	45,097	152
CREATE SD HOLDINGS Co. Ltd.	5,706	152
Round One Corp.	30,000	152
Sanyo Denki Co. Ltd.	28,000	152
SWCC Showa Holdings Co. Ltd.	212,000	151
Parco Co. Ltd.	14,400	151
Welcia Holdings Co. Ltd.	4,100	151
Iino Kaiun Kaisha Ltd.	52,700	151
Idec Corp.	19,100	150
Kumiai Chemical Industry Co. Ltd.	33,000	150
FIDEA Holdings Co. Ltd.	75,300	149
Eizo Nanao Corp.	9,500	149

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Gurunavi Inc.	13,400	149
	TKC Corp.	7,549	147
	Toyo Construction Co. Ltd.	48,200	147
	Mitsuba Corp.	23,000	146
	Kitagawa Iron Works Co. Ltd.	87,000	145
	Nippon Synthetic Chemical Industry Co. Ltd.	22,000	144
*	Janome Sewing Machine Co. Ltd.	202,000	144
	France Bed Holdings Co. Ltd.	68,000	144
	Arnest One Corp.	9,700	144
	Atom Corp.	28,400	144
	Nippon Koei Co. Ltd.	44,000	144
	Fujicco Co. Ltd.	11,205	144
	Komori Corp.	27,300	143
	Higashi-Nippon Bank Ltd.	66,138	143
	Asahi Intecc Co. Ltd.	4,800	142
	Dai-Dan Co. Ltd.	24,000	142
*,^	Clarion Co. Ltd.	90,000	141
	Macromill Inc.	11,500	141
	Roland Corp.	20,900	140
	OBIC Business Consultants Ltd.	2,650	140
	KEY Coffee Inc.	7,193	140
	Sanyo Shokai Ltd.	47,423	140
	Paris Miki Holdings Inc.	25,600	139
	Nissin Electric Co. Ltd.	24,000	139
	Mars Engineering Corp.	5,800	138
	Fuji Kyuko Co. Ltd.	22,000	138
*	Ishihara Sangyo Kaisha Ltd.	177,000	137
	Kuroda Electric Co. Ltd.	12,200	137
	Krosaki Harima Corp.	59,000	136
	Tsukishima Kikai Co. Ltd.	16,000	135
	Konishi Co. Ltd.	9,000	135
	Okuwa Co. Ltd.	10,000	135
	Sodick Co. Ltd.	34,900	133
	Nihon Dempa Kogyo Co. Ltd.	12,200	132
*	Kenedix Inc.	1,018	132
	Nihon M&A Center Inc.	4,400	132
	Ichiyoshi Securities Co. Ltd.	25,000	131
	Rhythm Watch Co. Ltd.	70,000	130
	Kamei Corp.	15,000	130
	Asahi Organic Chemicals Industry Co. Ltd.	54,555	129
	Gakken Holdings Co. Ltd.	47,000	129
	Yaoko Co. Ltd.	3,100	127
	Towa Bank Ltd.	128,000	127
	Shibusawa Warehouse Co. Ltd.	43,549	126
	Torii Pharmaceutical Co. Ltd.	5,700	126
	Topcon Corp.	26,546	126
	Nippon Steel Trading Co. Ltd.	54,000	126
	Toshiba Machine Co. Ltd.	29,000	126
	Nippon Seiki Co. Ltd.	13,000	125
	Nippon Thompson Co. Ltd.	36,000	125
	Tokyo Rope Manufacturing Co. Ltd.	112,000	124
	Chugoku Marine Paints Ltd.	25,000	123
	AOC Holdings Inc.	35,900	123
	Zenrin Co. Ltd.	10,000	123
	Nippon Kanzai Co. Ltd.	6,593	122
*	Japan Radio Co. Ltd.	53,000	122
	Shizuoka Gas Co. Ltd.	17,000	121
	Toa Corp.	17,000	121
	Shin-Etsu Polymer Co. Ltd.	36,000	120
	Siix Corp.	8,100	119
^	Ringer Hut Co. Ltd.	9,300	119
	Denyo Co. Ltd.	11,200	119
	SMK Corp.	47,000	118
	Ai Holdings Corp.	18,500	118

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Honeys Co. Ltd.	7,390	118
	Seika Corp.	45,000	117
	Takasago International Corp.	23,000	117
	Stella Chemifa Corp.	6,200	116
	Taihei Dengyo Kaisha Ltd.	18,000	116
	Wood One Co. Ltd.	41,000	116
	Rock Field Co. Ltd.	6,434	115
	Axell Corp.	4,700	115
	Mitsui Matsushima Co. Ltd.	81,000	115
	Tsukuba Bank Ltd.	35,700	115
	Arcland Sakamoto Co. Ltd.	7,900	115
	Organo Corp.	19,000	112
*	Nippon Chemi-Con Corp.	76,696	112
	Belluna Co. Ltd.	14,900	111
	Kyokuto Securities Co. Ltd.	14,500	110
	Japan Transcity Corp.	32,192	110
	Pronexus Inc.	18,735	110
	Royal Holdings Co. Ltd.	8,800	110
	Kita-Nippon Bank Ltd.	4,000	109
	Tenma Corp.	11,000	109
	Hamakyorex Co. Ltd.	3,500	109
	Cawachi Ltd.	5,100	109
	Ohsho Food Service Corp.	4,474	108
	Mitsubishi Pencil Co. Ltd.	6,100	108
	Nohmi Bosai Ltd.	17,000	108
	Raito Kogyo Co. Ltd.	22,500	107
	Plenus Co. Ltd.	6,600	107
	Yokohama Reito Co. Ltd.	15,800	107
	T RAD Co. Ltd.	47,000	107
	Nippon Road Co. Ltd.	29,000	107
	Sasebo Heavy Industries Co. Ltd.	120,000	107
	Asahi Co. Ltd.	7,100	107
	Mie Bank Ltd.	50,104	107
	Nihon Nohyaku Co. Ltd.	24,000	106
	Warabeya Nichiyo Co. Ltd.	5,200	106
	Marusan Securities Co. Ltd.	34,295	106
	Achilles Corp.	82,000	106
	kabu.com Securities Co. Ltd.	38,200	105
	Senko Co. Ltd.	26,000	105
	Sumikin Bussan Corp.	43,000	105
^	Daikokutenbussan Co. Ltd.	3,300	105
	Cosel Co. Ltd.	8,100	105
	St. Marc Holdings Co. Ltd.	2,800	104
	Tokyotokeiba Co. Ltd.	70,000	104
	Sakata INX Corp.	21,000	104
	Shinwa Co. Ltd.	9,300	104
	Tecmo Koei Holdings Co. Ltd.	12,600	103
	Daido Metal Co. Ltd.	15,000	103
	Mitsuuroko Holdings Co. Ltd.	15,700	102
*,^	Daiei Inc.	53,500	101
	Nichiha Corp.	9,400	101
	Yellow Hat Ltd.	7,500	101
	Aisan Industry Co. Ltd.	13,200	100
	Maezawa Kasei Industries Co. Ltd.	9,600	100
	Fuso Pharmaceutical Industries Ltd.	31,000	100
	Takiron Co. Ltd.	28,000	100
	As One Corp.	4,800	99
	Toenec Corp.	18,000	99
	Nishimatsuya Chain Co. Ltd.	12,200	98
	Tochigi Bank Ltd.	28,000	98
	Shikoku Chemicals Corp.	18,000	98
	Tsurumi Manufacturing Co. Ltd.	13,000	98
	Eiken Chemical Co. Ltd.	7,100	98
*	Sagami Chain Co. Ltd.	12,000	97

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Komatsu Seiren Co. Ltd.	21,000	97
Kato Works Co. Ltd.	35,205	97
Takamatsu Construction Group Co. Ltd.	5,900	97
* Mitsui High-Tec Inc.	13,000	97
Ichibanya Co. Ltd.	3,000	96
Tomoku Co. Ltd.	35,000	96
Uniden Corp.	41,000	96
Kyokuyo Co. Ltd.	43,000	95
Katakura Industries Co. Ltd.	11,000	95
Kyodo Printing Co. Ltd.	42,000	94
Furukawa-Sky Aluminum Corp.	40,000	94
Nippon Ceramic Co. Ltd.	7,000	94
Piolax Inc.	4,500	94
BML Inc.	3,700	93
Goldcrest Co. Ltd.	6,180	93
Takihyo Co. Ltd.	18,000	93
EPS Corp.	31	93
Daiichi Jitsugyo Co. Ltd.	22,000	92
Pal Co. Ltd.	1,800	92
* Kitano Construction Corp.	38,000	92
Gulliver International Co. Ltd.	2,390	92
Daiso Co. Ltd.	33,000	91
ESPEC Corp.	11,408	91
Maruwa Co. Ltd.	3,100	91
Japan Cash Machine Co. Ltd.	10,700	91
T Hasegawa Co. Ltd.	7,200	91
Obara Group Inc.	8,300	91
Matsuya Foods Co. Ltd.	5,000	91
Nishio Rent All Co. Ltd.	7,600	90
* Chiba Kogyo Bank Ltd.	17,900	90
Fuji Electronics Co. Ltd.	6,700	90
Chori Co. Ltd.	8,200	90
Yushin Precision Equipment Co. Ltd.	5,100	89
Kasumi Co. Ltd.	13,700	89
JSP Corp.	6,900	89
Daiwa Industries Ltd.	21,000	89
Dunlop Sports Co. Ltd.	7,000	89
Pack Corp.	5,000	89
Mitsubishi Steel Manufacturing Co. Ltd.	52,000	89
* Futaba Industrial Co. Ltd.	23,600	89
Nagatanien Co. Ltd.	9,000	89
Pacific Industrial Co. Ltd.	15,000	88
Chukyo Bank Ltd.	39,000	88
Union Tool Co.	5,800	88
Kanaden Corp.	15,000	87
Tokyo Rakutenchi Co. Ltd.	23,000	86
NEC Fielding Ltd.	7,300	86
J-Oil Mills Inc.	33,000	86
Ryoden Trading Co. Ltd.	15,000	85
Kyoto Kimono Yuzen Co. Ltd.	7,000	85
Dwango Co. Ltd.	51	84
CAC Corp.	10,000	84
* Advan Co. Ltd.	8,000	84
CMK Corp.	25,700	84
* Starzen Co. Ltd.	28,000	83
ASKA Pharmaceutical Co. Ltd.	16,000	83
Arakawa Chemical Industries Ltd.	10,700	83
San-Ai Oil Co. Ltd.	19,000	83
Koatsu Gas Kogyo Co. Ltd.	16,000	83
Nippon Valqua Industries Ltd.	31,000	83
Chugai Ro Co. Ltd.	31,000	83
ST Corp.	7,500	83
Mitsui Home Co. Ltd.	17,000	83
Matsuda Sangyo Co. Ltd.	6,200	82

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Maruetsu Inc.	25,000	82
	Nissin Corp.	33,000	82
	Sanoh Industrial Co. Ltd.	13,800	81
	Sinanen Co. Ltd.	19,000	81
	Topre Corp.	9,400	81
	Bunka Shutter Co. Ltd.	19,000	81
	Nissen Holdings Co. Ltd.	20,700	81
	Nittetsu Mining Co. Ltd.	20,000	80
	Toli Corp.	39,101	80
	Sinfonia Technology Co. Ltd.	48,000	80
	Keiyo Co. Ltd.	15,000	80
	Onoken Co. Ltd.	10,000	80
	Taihei Kogyo Co. Ltd.	20,000	80
	Hokkaido Gas Co. Ltd.	28,000	79
	Tokyo Tekko Co. Ltd.	23,000	79
*	Oenon Holdings Inc.	32,000	79
	Japan Digital Laboratory Co. Ltd.	7,500	78
	Sanshin Electronics Co. Ltd.	10,400	78
	Kanematsu Electronics Ltd.	7,000	78
	Nidec Copal Electronics Corp.	15,200	78
	Neturen Co. Ltd.	12,700	78
	Fujita Kanko Inc.	24,000	77
	Nippon Coke & Engineering Co. Ltd.	65,500	77
	Panasonic Industrial Devices SUNX Co. Ltd.	19,100	77
	Hisaka Works Ltd.	11,000	77
*	Fudo Tetra Corp.	57,900	76
	Shinko Shoji Co. Ltd.	8,800	76
	Nomura Co. Ltd.	21,000	76
	Riken Technos Corp.	30,000	76
	Daisyo Corp.	6,000	75
	Eagle Industry Co. Ltd.	12,000	75
	Kaga Electronics Co. Ltd.	8,200	75
	Maezawa Kyuso Industries Co. Ltd.	5,900	75
	Toyo Securities Co. Ltd.	43,000	74
	Yonekyu Corp.	9,100	74
	Yushiro Chemical Industry Co. Ltd.	7,700	74
	Daikoku Denki Co. Ltd.	2,900	73
*	Toko Inc.	32,000	73
	Itochu-Shokuhin Co. Ltd.	2,000	73
	Maruzen Showa Unyu Co. Ltd.	25,000	73
	Tokyu Community Corp.	2,000	72
	Japan Pulp & Paper Co. Ltd.	24,000	72
	NEC Capital Solutions Ltd.	5,000	70
	Japan Pure Chemical Co. Ltd.	31	70
	Information Services International-Dentsu Ltd.	8,000	70
	Toho Co. Ltd.	18,000	69
	Daidoh Ltd.	12,000	69
	Uchida Yoko Co. Ltd.	25,000	68
	Fujikura Kasei Co. Ltd.	16,000	68
	Tokyu Construction Co. Ltd.	37,000	68
	Olympic Corp.	7,800	67
	Yomiuri Land Co. Ltd.	21,000	66
	Shimojima Co. Ltd.	5,600	65
	Chuetsu Pulp & Paper Co. Ltd.	38,000	65
	Nice Holdings Inc.	30,000	65
	Airport Facilities Co. Ltd.	14,000	65
*	Takaoka Toko Holdings Co. Ltd.	4,400	64
	Mitsui Knowledge Industry Co. Ltd.	395	64
*	YAMABIKO Corp.	5,000	64
	Nidec Copal Corp.	8,500	64
	Kyoritsu Maintenance Co. Ltd.	3,000	64
*,^	Best Denki Co. Ltd.	46,000	64
	Taiho Kogyo Co. Ltd.	6,600	64
	NDS Co. Ltd.	21,000	64

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Hakuto Co. Ltd.	7,000	64
	Tomen Electronics Corp.	5,000	63
	Shin-Keisei Electric Railway Co. Ltd.	14,000	63
	Dai-ichi Seiko Co. Ltd.	4,600	63
	Icom Inc.	3,000	63
	Nippon Parking Development Co. Ltd.	1,142	62
	Chiyoda Integre Co. Ltd.	6,000	62
	Iida Home Max	7,000	62
	Cleanup Corp.	9,400	62
	Corona Corp.	5,000	62
	Future Architect Inc.	159	62
	Sala Corp.	10,000	61
	Tekken Corp.	48,000	61
	Nidec-Tosok Corp.	9,300	61
	Toho Real Estate Co. Ltd.	11,100	61
	Toyo Kohan Co. Ltd.	24,000	60
	Toda Kogyo Corp.	20,000	59
	Hokkan Holdings Ltd.	21,000	59
*,^	Daiichi Chuo KK	75,000	59
	Macnica Inc.	3,000	59
	Tokyo Electron Device Ltd.	35	59
	Osaki Electric Co. Ltd.	11,000	59
	Keihanshin Building Co. Ltd.	12,200	58
	Kourakuen Corp.	4,000	58
	Nippon Sharyo Ltd.	16,000	58
	Mory Industries Inc.	21,000	58
	Shindengen Electric Manufacturing Co. Ltd.	25,000	58
	Kinki Sharyo Co. Ltd.	18,000	58
	Ohara Inc.	7,600	58
	Right On Co. Ltd.	7,000	58
	Tonami Holdings Co. Ltd.	26,000	58
	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	21,000	58
*	Kumagai Gumi Co. Ltd.	63,000	57
*	Shoko Co. Ltd.	37,000	57
	Nihon Yamamura Glass Co. Ltd.	27,000	56
*	Cybozu Inc.	176	56
	Mimasu Semiconductor Industry Co. Ltd.	7,100	56
	Hosokawa Micron Corp.	10,000	55
	Tocalo Co. Ltd.	3,800	55
	Chuo Spring Co. Ltd.	16,000	55
	Sekisui Plastics Co. Ltd.	24,000	54
	U-Shin Ltd.	12,600	54
	Kojima Co. Ltd.	15,100	53
*	Studio Alice Co. Ltd.	3,400	52
	Tokyo Energy & Systems Inc.	12,000	52
	Kyosan Electric Manufacturing Co. Ltd.	16,000	52
	Pasona Group Inc.	84	52
	Okura Industrial Co. Ltd.	19,000	52
	Dai Nippon Toryo Co. Ltd.	49,000	52
	Kura Corp.	3,700	52
*	Asunaro Aoki Construction Co. Ltd.	9,500	51
	Mr Max Corp.	13,200	51
*	Nippon Yakin Kogyo Co. Ltd.	57,000	51
	Roland DG Corp.	4,700	51
	Kanto Denka Kogyo Co. Ltd.	32,000	51
	Tamura Corp.	23,000	50
*	Gecoss Corp.	7,300	50
	Hitachi Medical Corp.	4,000	49
	Aichi Corp.	12,200	49
	Yusen Logistics Co. Ltd.	5,700	48
*	Aeon Fantasy Co. Ltd.	3,600	48
*	Optex Co. Ltd.	4,500	48
	Zuken Inc.	7,600	48
	Kanto Natural Gas Development Ltd.	9,000	48

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Pocket Card Co. Ltd.	10,600	47
Meisei Industrial Co. Ltd.	15,000	47
Alpha Systems Inc.	4,000	47
Taisei Lamick Co. Ltd.	1,600	47
Juki Corp.	38,000	47
Sumitomo Precision Products Co. Ltd.	11,000	47
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	11,000	46
Hioki EE Corp.	2,700	46
* Ichikoh Industries Ltd.	32,000	45
* NS United Kaiun Kaisha Ltd.	41,000	45
* Tosho Printing Co. Ltd.	28,000	44
Gun-Ei Chemical Industry Co. Ltd.	18,000	44
Inaba Seisakusho Co. Ltd.	3,500	43
* Iwasaki Electric Co. Ltd.	29,000	41
Furuno Electric Co. Ltd.	10,600	41
Noritsu Koki Co. Ltd.	9,600	39
* Toa Oil Co. Ltd.	33,000	37
Shiroki Corp.	17,000	37
Yurtec Corp.	11,000	37
CMIC Holdings Co. Ltd.	2,400	37
Mitsubishi Kakoki Kaisha Ltd.	22,000	36
Simplex Holdings Inc.	118	36
Elematec Corp.	2,800	36
Chuo Denki Kogyo Co. Ltd.	10,500	36
Daiken Corp.	16,000	35
Torishima Pump Manufacturing Co. Ltd.	5,000	35
Namura Shipbuilding Co. Ltd.	11,700	35
Fujitsu Frontech Ltd.	6,400	34
Panasonic Information Systems	1,400	34
Sumitomo Seika Chemicals Co. Ltd.	9,000	31
* Jeol Ltd.	15,000	31
Hodogaya Chemical Co. Ltd.	16,000	30
* Nippon Chemical Industrial Co. Ltd.	24,000	30
Teikoku Electric Manufacturing Co. Ltd.	2,300	29
* FDK Corp.	33,000	26
* Nippon Kasei Chemical Co. Ltd.	21,000	26
Yahagi Construction Co. Ltd.	5,200	22
Tv Tokyo Holdings Corp.	1,400	16
		149,883
Luxembourg (0.1%)
Samsonite International SA	482,700	999

Malaysia (1.3%)
* Sapurakencana Petroleum Bhd.	1,674,259	1,376
Dialog Group Bhd.	1,209,143	951
Multi-Purpose Holdings Bhd.	722,544	860
Genting Plantations Bhd.	253,273	746
Kulim Malaysia Bhd.	396,236	651
KLCC Property Holdings Bhd.	312,999	610
IGB Corp. Bhd.	744,673	595
Affin Holdings Bhd.	509,200	565
Bursa Malaysia Bhd.	273,336	565
Top Glove Corp. Bhd.	315,879	554
DRB-Hicom Bhd.	647,727	526
Carlsberg Brewery Malaysia Bhd.	121,000	520
Media Prima Bhd.	671,940	502
Malaysia Airports Holdings Bhd.	243,277	464
Boustead Holdings Bhd.	274,742	451
Berjaya Corp. Bhd.	2,115,371	443
Malaysian Resources Corp. Bhd.	665,769	383
WCT Bhd.	410,043	371
Mah Sing Group Bhd.	487,200	358
Eastern & Oriental Bhd.	648,400	348
Hartalega Holdings Bhd.	225,600	345

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
TAN Chong Motor Holdings Bhd.	225,898	328
HAP Seng Consolidated Bhd.	586,000	313
KPJ Healthcare Bhd.	143,700	284
QL Resources Bhd.	259,200	269
POS Malaysia Bhd.	269,700	267
* Malaysian Airline System Bhd.	757,500	255
IJM Land Bhd.	343,100	248
MSM Malaysia Holdings Bhd.	142,100	233
OSK Holdings Bhd.	470,881	225
Wah Seong Corp. Bhd.	391,736	225
* Mulpha International Bhd.	1,519,700	204
Supermax Corp. Bhd.	289,950	192
Tradewinds Malaysia Bhd.	79,700	192
Mudajaya Group Bhd.	183,700	161
Lion Industries Corp. Bhd.	425,900	148
* Scomi Group Bhd.	1,072,000	144
TA Enterprise Bhd.	849,900	142
* Perdana Petroleum Bhd.	413,500	131
* Puncak Niaga Holding Bhd.	252,500	110
* KNM Group Bhd.	534,969	94
Muhibbah Engineering M Bhd.	235,900	71
Unisem M Bhd.	213,580	71
Malaysian Bulk Carriers Bhd.	123,200	58
* Kulim Malaysia Bhd. Warrants Expire 02/27/2016	46,729	16
* Dialog Group Bhd. Warrants Expire 02/12/2017	91,395	12
* WCT Bhd. Warrants Expire 02/24/2016	73,268	11
* Hartalega Holdings Bhd. Warrants Expire 05/29/2015	22,560	8
* Sunway Bhd. Warrants Expire 08/17/2016	38,197	5
* Perdana Petroleum Bhd. Warrants Expire 10/26/2015	25,612	3
* Media Prima Bhd. Warrants Expire 12/31/2014	9,277	1
		16,605
Mexico (1.0%)
Grupo Aeroportuario del Sureste SAB de CV Class B	195,219	1,892
Grupo Aeroportuario del Pacifico SAB de CV Class B	315,607	1,512
Compartamos SAB de CV	819,840	1,100
* Genomma Lab Internacional SAB de CV Class B	547,513	1,091
* Empresas ICA SAB de CV	412,200	886
Bolsa Mexicana de Valores SAB de CV	388,716	861
Controladora Comercial Mexicana SAB de CV	263,000	741
* Industrias CH SAB de CV Class B	126,372	730
TV Azteca SAB de CV	1,073,754	675
* OHL Mexico SAB de CV	309,400	517
Grupo Comercial Chedraui SA de CV	183,831	495
* Gruma SAB de CV Class B	122,400	357
Grupo Aeroportuario del Centro Norte Sab de CV	147,926	352
* Desarrolladora Homex SAB de CV	149,700	330
* Corp GEO SAB de CV	234,500	282
* Grupo Simec SAB de CV Class B	69,115	275
* Consorcio ARA SAB de CV	630,510	198
* Urbi Desarrollos Urbanos SAB de CV	313,585	196
* Axtel SAB de CV	650,936	146
		12,636
Netherlands (1.4%)
Nutreco NV	23,957	1,794
Royal Imtech NV	62,645	1,575
Delta Lloyd NV	84,490	1,405
Aalberts Industries NV	75,293	1,369
ASM International NV	39,777	1,259
Eurocommercial Properties NV	28,583	1,121
CSM	44,159	902
Wereldhave NV	14,842	877
Arcadis NV	36,135	772
Mediq NV	44,297	719

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	TKH Group NV	27,632	632
	Vastned Retail NV	12,335	571
	Unit4 NV	19,718	542
	BinckBank NV	55,960	449
	Koninklijke BAM Groep NV	118,819	442
	Koninklijke Ten Cate NV	18,775	416
	USG People NV	55,389	389
	Nieuwe Steen Investments NV	44,647	386
	Sligro Food Group NV	14,072	383
	Brunel International NV	6,455	311
*	Grontmij	61,776	233
	Beter Bed Holding NV	12,085	223
*,^	TomTom NV	41,202	206
	Accell Group	11,633	192
	Koninklijke Wessanen NV	52,401	148
*	SNS REAAL NV	96,364	142
*	AMG Advanced Metallurgical Group NV	14,017	110
	KAS Bank NV	5,839	59
			17,627
New Zealand (0.3%)
	Infratil Ltd.	322,637	600
*	Fisher & Paykel Appliances Holdings Ltd.	491,846	516
	Goodman Property Trust	511,104	445
	Freightways Ltd.	124,700	439
	Precinct Properties New Zealand Ltd.	506,275	431
	Nuplex Industries Ltd.	141,729	352
	Mainfreight Ltd.	33,501	293
	Tower Ltd.	175,020	278
	New Zealand Oil & Gas Ltd.	351,155	249
	Vital Healthcare Property Trust	143,015	148
			3,751
Norway (1.6%)
	Petroleum Geo-Services ASA	144,587	2,498
	TGS Nopec Geophysical Co. ASA	71,290	2,422
	Schibsted ASA	56,921	2,130
*	Marine Harvest ASA	1,858,362	1,458
	ProSafe SE	157,376	1,309
*	DNO International ASA	695,562	1,216
	Fred Olsen Energy ASA	18,569	870
*	Algeta ASA	31,537	848
	Tomra Systems ASA	100,215	823
	Kongsberg Gruppen AS	37,822	731
	Cermaq ASA	50,496	691
	Atea ASA	62,054	657
	SpareBank 1 SMN	88,700	575
	Norwegian Property ASA	312,201	468
*	Dockwise Ltd.	28,464	455
	Opera Software ASA	63,233	348
	Stolt-Nielsen Ltd.	17,994	330
*,^	Nordic Semiconductor ASA	105,761	305
	Austevoll Seafood ASA	51,932	246
*	Norwegian Air Shuttle AS	11,032	238
	Leroey Seafood Group ASA	11,238	232
	Pronova BioPharma ASA	108,875	215
	BW Offshore Ltd.	343,383	202
*,^	Renewable Energy Corp. ASA	1,150,702	202
*	Siem Offshore Inc.	143,097	194
*	Archer Ltd.	114,026	151
*	Songa Offshore SE	122,283	150
*	Golden Ocean Group Ltd.	179,837	136
*,^	Frontline Ltd.	41,512	130

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
*	Norwegian Energy Co. AS	151,618	97
			20,327
Philippines (0.7%)
	Universal Robina Corp.	577,219	1,007
	International Container Terminal Services Inc.	510,985	880
	Metro Pacific Investments Corp.	8,058,850	809
*	Philippine National Bank	423,460	740
	Semirara Mining Corp. Class A	123,340	655
	Philex Mining Corp.	1,530,981	557
*	First Gen Corp.	1,008,430	547
	Robinsons Land Corp.	1,162,675	536
	Security Bank Corp.	134,650	529
*	Lepanto Consolidated Mining	16,000,000	461
	Manila Water Co. Inc.	645,785	454
	Megaworld Corp.	6,871,906	408
*	Belle Corp.	2,857,000	372
	Filinvest Land Inc.	7,997,400	283
	Vista Land & Lifescapes Inc.	2,291,000	267
	First Philippine Holdings Corp.	126,580	265
*	Atlas Consolidated Mining & Development	555,500	240
	Cebu Air Inc.	162,410	225
			9,235
Poland (0.5%)
*	Kernel Holding SA	40,601	849
	Lubelski Wegiel Bogdanka SA	17,982	677
	Asseco Poland SA	53,404	669
	Eurocash SA	49,021	602
*	Cyfrowy Polsat SA	122,333	555
*,^	Netia SA	277,522	505
*	Zaklady Azotowe w Tarnowie-Moscicach SA	32,700	493
*	Grupa Lotos SA	45,440	480
*	Bank Millennium SA	252,886	335
	Warsaw Stock Exchange	20,805	245
*	Boryszew SA	1,277,768	212
*	Globe Trade Centre SA	72,902	188
*	Getin Holding SA	234,401	169
	Budimex SA	8,493	144
*	Ciech SA	18,873	126
*	Bioton SA	4,174,348	118
*	Rovese SA	98,862	74
	Agora SA	24,003	64
*	Polimex-Mostostal SA	356,606	63
*,^	PBG SA	9,659	14
*	Polimex-Mostostal SA Rights	356,606	4
			6,586
Portugal (0.2%)
	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	195,339	620
^	Sonae	720,051	535
*	Banco BPI SA	421,183	470
	Portucel Empresa Produtora de Pasta e Papel SA	146,232	408
	Semapa-Sociedade de Investimento e Gestao	41,406	293
	Mota-Engil SGPS SA	114,778	194
	Altri SGPS SA	92,131	162
	REN - Redes Energeticas Nacionais SGPS SA	45,736	118
	Sonaecom - SGPS SA	33,082	60
			2,860
Russia (0.1%)
	Acron JSC	9,423	383
*	Inter Rao Use JSC	339,552,000	270
	OGK-2 OAO	18,997,639	210
			863
Singapore (1.9%)
	Suntec REIT	1,525,510	2,004

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	SATS Ltd.	578,878	1,320
	Mapletree Logistics Trust	1,298,278	1,178
	Mapletree Industrial Trust	830,000	951
	Mapletree Commercial Trust	947,000	938
	CDL Hospitality Trusts	530,066	841
*	Biosensors International Group Ltd.	870,004	771
^	Fortune REIT	943,836	743
^	Frasers Centrepoint Trust	405,000	647
	Ascott Residence Trust	564,882	590
	Super Group Ltd.	280,000	559
	First Resources Ltd.	311,629	523
	Parkway Life REIT	303,485	507
	STX OSV Holdings Ltd.	402,000	502
	Cambridge Industrial Trust	914,260	498
^	Hyflux Ltd.	446,286	492
	Ezion Holdings Ltd.	428,000	452
	Cache Logistics Trust	448,241	451
*,^	LionGold Corp. Ltd.	515,691	450
	CapitaRetail China Trust	352,000	449
^	Keppel REIT	460,650	448
^	Frasers Commercial Trust	436,200	444
	Lippo Malls Indonesia Retail Trust	1,115,000	443
	Sabana Shari'ah Compliant Industrial REIT	435,000	395
1	ARA Asset Management Ltd.	301,100	391
*	Ezra Holdings Ltd.	425,902	388
	Raffles Medical Group Ltd.	193,000	387
	GMG Global Ltd.	3,654,000	376
	Goodpack Ltd.	227,495	361
	AIMS AMP Capital Industrial REIT	290,400	354
	OSIM International Ltd.	250,000	332
	First REIT	351,000	300
	Cityspring Infrastructure Trust	785,000	287
	CSE Global Ltd.	398,759	282
	Ascendas India Trust	453,662	282
	Ho Bee Investment Ltd.	229,635	277
	Tat Hong Holdings Ltd.	244,000	263
	Starhill Global REIT	397,000	255
	UOB-Kay Hian Holdings Ltd.	194,000	255
	United Engineers Ltd.	121,000	244
*	Tiger Airways Holdings Ltd.	389,000	236
	Perennial China Retail Trust	573,000	225
	GuocoLeisure Ltd.	415,000	210
^	Raffles Education Corp. Ltd.	770,839	208
*	Gallant Venture Ltd.	837,000	188
	Midas Holdings Ltd.	506,847	167
*	Synear Food Holdings Ltd.	1,042,000	160
	Hi-P International Ltd.	265,000	156
*,^	Swiber Holdings Ltd.	306,000	145
*	Ying Li International Real Estate Ltd.	477,000	132
	China Fishery Group Ltd.	209,330	122
^	Sound Global Ltd.	294,000	121
	Keppel Telecommunications & Transportation Ltd.	73,000	77
	China XLX Fertiliser Ltd.	264,000	64
	Hong Leong Asia Ltd.	45,000	62
*	Oceanus Group Ltd.	1,802,000	46
	First Ship Lease Trust	329,000	34
*	Triyards holdings Ltd.	42,590	28
			24,011
South Africa (0.4%)
	Omnia Holdings Ltd.	44,884	664
	SA Corporate Real Estate Fund Nominees Pty Ltd.	1,358,708	555
	Emira Property Fund	354,556	545
	Vukile Property Fund Ltd.	262,913	517
*	Super Group Ltd.	227,636	406

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Astral Foods Ltd.	26,380	291
	City Lodge Hotels Ltd.	27,411	291
	EOH Holdings Ltd.	65,113	278
	Blue Label Telecoms Ltd.	328,624	256
	Eqstra Holdings Ltd.	341,627	253
	Mpact Ltd.	105,063	226
	Clover Industries Ltd.	132,036	213
*	Aquarius Platinum Ltd.	331,922	201
	Cipla Medpro South Africa Ltd.	222,171	193
	DRDGOLD Ltd.	257,096	181
	Raubex Group Ltd.	94,322	179
	Group Five Ltd.	54,600	155
*	Merafe Resources Ltd.	1,222,650	98
*	Hulamin Ltd.	124,325	50
			5,552
South Korea (3.6%)
	Hotel Shilla Co. Ltd.	26,981	1,138
	Macquarie Korea Infrastructure Fund	166,575	1,023
	LG International Corp.	25,971	942
	SK Chemicals Co. Ltd.	13,878	855
^	Hyundai Greenfood Co. Ltd.	50,475	837
	Korean Reinsurance Co.	79,948	783
	LIG Insurance Co. Ltd.	30,160	767
	Hyundai Home Shopping Network Corp.	6,089	723
	Taekwang Industrial Co. Ltd.	732	680
	Meritz Fire & Marine Insurance Co. Ltd.	49,830	676
	Youngone Corp.	21,254	659
	Kolon Industries Inc.	12,589	641
*	SM Entertainment Co.	10,266	581
	Young Poong Corp.	617	570
	Poongsan Corp.	19,558	570
	Seah Besteel Corp.	24,033	561
^	Himart Co. Ltd.	8,117	557
	LG Fashion Corp.	19,934	556
	Dong-A Pharmaceutical Co. Ltd.	5,350	555
^	Seoul Semiconductor Co. Ltd.	29,302	554
*	GemVax & Kael Co. Ltd.	16,208	550
	Binggrae Co. Ltd.	4,951	538
	SFA Engineering Corp.	12,031	491
*	LG Life Sciences Ltd.	11,392	477
	LG Innotek Co. Ltd.	6,869	474
	Hana Tour Service Inc.	8,261	465
	CJ O Shopping Co. Ltd.	2,075	463
	CJ CGV Co. Ltd.	14,453	448
	Lotte Samkang Co. Ltd.	642	430
	Daesang Corp.	17,480	424
	Paradise Co. Ltd.	24,736	414
*	Ssangyong Motor Co.	84,560	413
	Hyundai Elevator Co. Ltd.	5,453	412
	KIWOOM Securities Co. Ltd.	8,150	412
	Nexen Tire Corp.	25,440	396
	Green Cross Corp.	2,715	393
	Grand Korea Leisure Co. Ltd.	13,910	391
	Youngone Holdings Co. Ltd.	6,976	388
*	Hanmi Pharm Co. Ltd.	3,799	385
	Ottogi Corp.	1,754	381
	Green Cross Holdings Corp.	24,290	379
^	Sung Kwang Bend Co. Ltd.	15,656	378
	LS Industrial Systems Co. Ltd.	6,031	377
*	Asiana Airlines Inc.	64,272	371
*	SK Broadband Co. Ltd.	99,559	364
*	KT Skylife Co. Ltd.	12,900	359
	Fila Korea Ltd.	6,325	357
*,^	Medipost Co. Ltd.	4,511	355

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
*	CJ E&M Corp.	12,496	336
	Daewoong Pharmaceutical Co. Ltd.	7,585	335
	Huchems Fine Chemical Corp.	15,338	333
	KEPCO Plant Service & Engineering Co. Ltd.	6,045	332
	Tongyang Life Insurance	30,420	329
	Namyang Dairy Products Co. Ltd.	367	318
	Partron Co. Ltd.	20,816	317
*	TK Corp.	12,494	316
	Samyang Holdings Corp.	4,763	312
*	Seegene Inc.	4,190	300
	Hansol Paper Co.	35,760	300
	Chong Kun Dang Pharm Corp.	9,290	295
	E1 Corp.	5,167	294
	Daou Technology Inc.	20,630	293
*	Gamevil Inc.	2,753	287
	TONGYANG Securities Inc.	81,430	287
	Daeduck Electronics Co.	31,010	262
	GS Home Shopping Inc.	2,025	258
	Sindoh Co. Ltd.	4,070	247
*,^	Interpark Corp.	32,025	245
	Samchully Co. Ltd.	2,706	242
*	Neowiz Games Corp.	10,531	238
*,^	Chabio & Diostech Co. Ltd.	30,945	233
	Sungwoo Hitech Co. Ltd.	23,748	230
*	Komipharm International Co. Ltd.	26,575	228
	Dongsuh Co. Inc.	7,489	228
^	Capro Corp.	18,960	224
	Maeil Dairy Industry Co. Ltd.	7,391	218
	Soulbrain Co. Ltd.	5,430	218
*	Osstem Implant Co. Ltd.	7,531	218
*	3S Korea Co. Ltd.	26,041	215
*	Hanwha General Insurance Co. Ltd.	30,870	209
	Hanil Cement Co. Ltd.	5,141	208
	Silicon Works Co. Ltd.	8,072	207
	Bukwang Pharmaceutical Co. Ltd.	13,524	206
*	DuzonBIzon Co. Ltd.	20,360	205
^	Lock & Lock Co. Ltd.	10,789	205
	Daeduck GDS Co. Ltd.	18,520	202
	POSCO Chemtech Co. Ltd.	1,441	201
	MegaStudy Co. Ltd.	3,234	201
	Handsome Co. Ltd.	7,888	200
*	RNL BIO Co. Ltd.	53,590	197
	KP Chemical Corp.	19,640	194
	SK Gas Co. Ltd.	2,653	192
	Posco ICT Co. Ltd.	29,861	190
*	Ssangyong Cement Industrial Co. Ltd.	37,520	190
	S&T Dynamics Co. Ltd.	18,893	189
	Ilyang Pharmaceutical Co. Ltd.	8,098	187
	Korea Electric Terminal Co. Ltd.	7,850	187
	Jeonbuk Bank	49,128	187
*,^	CNK International Co. Ltd.	35,374	186
	Meritz Securities Co. Ltd.	155,220	186
*	Doosan Engineering & Construction Co. Ltd.	83,313	180
	Taeyoung Engineering & Construction Co. Ltd.	35,470	178
*	Foosung Co. Ltd.	37,170	174
*,^	Woongjin Chemical Co. Ltd.	322,800	172
*	Dongbu HiTek Co. Ltd.	27,650	172
	SK Securities Co. Ltd.	160,880	171
*	Taihan Electric Wire Co. Ltd.	114,071	169
	Melfas Inc.	8,456	163
	Daekyo Co. Ltd.	29,480	163
	Hanjin Transportation Co. Ltd.	7,554	160
*,^	Hansol Technics Co. Ltd.	12,161	156
	Namhae Chemical Corp.	16,640	151

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Hanwha Investment & Securities Co. Ltd.	41,895	150
	NEPES Corp.	11,764	150
*,^	Unison Co. Ltd.	21,034	149
	Kwang Dong Pharmaceutical Co. Ltd.	30,680	148
*	Doosan Engine Co. Ltd.	18,630	147
	Ahnlab Inc.	2,528	144
	Dongyang Mechatronics Corp.	17,040	143
	S&T Motiv Co. Ltd.	8,240	143
	INTOPS Co. Ltd.	6,332	142
	NH Investment & Securities Co. Ltd.	30,199	140
*	Meritz Finance Group Inc.	40,744	135
	Kumho Electric Co. Ltd.	5,290	133
	Kolon Global Corp.	45,230	130
	OCI Materials Co. Ltd.	4,382	130
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	20,077	128
	EG Corp.	3,452	126
	KISCO Holdings Co. Ltd.	3,660	125
*,^	Wonik IPS Co. Ltd.	28,984	125
	KISCO Corp.	4,626	125
*,^	Pharmicell Co. Ltd.	23,140	124
	Humax Co. Ltd.	13,919	119
	Hitejinro Holdings Co. Ltd.	9,000	116
*	CUROCOM Co. Ltd.	46,740	113
	Hanjin Shipping Holdings Co. Ltd.	22,010	112
	Agabang&Company	12,729	109
	Hanssem Co. Ltd.	6,120	103
*	Insun ENT Co. Ltd.	45,650	103
	Sam Young Electronics Co. Ltd.	12,810	102
	SL Corp.	8,720	101
	Woongjin Thinkbig Co. Ltd.	16,870	99
	Youlchon Chemical Co. Ltd.	12,100	96
^	STS Semiconductor & Telecommunications	17,647	90
*	Hanmi Science Co. ltd	20,105	87
	Dongbu Steel Co. Ltd.	25,318	84
	STX Engine Co. Ltd.	10,777	79
*	KTB Investment & Securities Co. Ltd.	40,420	76
*,^	SK Communications Co. Ltd.	9,340	76
*	ICD Co. Ltd.	6,147	75
	Kyeryong Construction Industrial Co. Ltd.	9,250	74
*	Eugene Investment & Securities Co. Ltd.	31,930	73
*	Shinsung Solar Energy Co. Ltd.	43,270	71
	Sewon Cellontech Co. Ltd.	23,930	67
	Dongbu Securities Co. Ltd.	21,320	66
	Dae Han Flour Mills Co. Ltd.	577	66
	China Ocean Resources Co. Ltd.	16,290	58
*,^	Jusung Engineering Co. Ltd.	13,115	57
*	Samyang Corp.	1,170	57
	Kolon Corp.	3,490	55
	Kyobo Securities Co.	12,060	51
*	Dongbu Corp.	16,330	51
	Keangnam Enterprises Ltd.	8,570	46
*	Taewoong Co. Ltd.	2,640	43
*,^	Woongjin Energy Co. Ltd.	18,200	31
*	Tongyang Inc.	40,100	30
*,^	Korea Line Corp.	7,680	28
*,^	Korea Digital Communications Corp.	85,310	24
	GIIR Inc.	3,150	20
*	Hyunjin Materials Co. Ltd.	2,300	14
*	SSCP Co. Ltd.	20,873	2
*	Daewoo Songdo Development Co. Ltd.	11,746	—
			46,000

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
Spain (1.1%)
	Viscofan SA	31,187	1,511
	Ebro Foods SA	79,624	1,462
	Obrascon Huarte Lain SA	50,010	1,311
^	Bolsas y Mercados Espanoles SA	55,554	1,200
	Prosegur Cia de Seguridad SA	203,735	1,112
	Construcciones y Auxiliar de Ferrocarriles SA	2,304	1,097
	Tecnicas Reunidas SA	19,368	954
	Grupo Catalana Occidente SA	43,020	703
*	NH Hoteles SA	172,605	627
	Ence Energia y Celulosa S.A	163,723	400
	Melia Hotels International SA	53,123	395
	Abengoa SA (B Shars)	110,000	381
	Gamesa Corp. Tecnologica SA	182,164	372
*	Almirall SA	31,913	286
*	Zeltia SA	158,084	271
	Faes Farma SA	148,039	256
*	Sacyr Vallehermoso SA	127,043	253
	Duro Felguera SA	40,027	242
	Tubos Reunidos SA	96,966	242
*	Tubacex SA	91,608	236
	Antena 3 de Television SA	57,499	231
	Pescanova SA	9,106	169
^	Abengoa SA	43,869	154
*	Deoleo SA	277,774	119
*,^	Promotora de Informaciones SA	250,479	109
	Laboratorios Farmaceuticos Rovi SA	13,044	88
	Papeles y Cartones de Europa SA	36,119	87
*	Realia Business SA	92,502	71
*	Cementos Portland Valderrivas SA	8,525	41
*	Codere SA	5,989	25
*,^	Caja de Ahorros del Mediterraneo	42,306	—
			14,405
Sweden (1.9%)
	Trelleborg AB Class B	166,521	1,815
	Meda AB Class A	153,072	1,568
	Castellum AB	115,893	1,553
	Hufvudstaden AB Class A	99,315	1,261
	Fabege AB	117,435	1,166
	NCC AB Class B	55,964	1,049
	Wallenstam AB	82,497	907
	Wihlborgs Fastigheter AB	57,570	879
^	Axis Communications AB	37,542	878
	Hoganas AB Class B	24,916	831
	JM AB	44,875	808
	Lundbergforetagen AB Class B	21,981	746
	AarhusKarlshamn AB	18,890	744
	Nibe Industrier AB Class B	44,934	680
	Peab AB	143,482	678
	Billerud AB	70,273	670
*	Betsson AB	24,089	658
	Hakon Invest AB	36,625	629
	Axfood AB	16,992	629
	Loomis AB Class B	41,861	575
	Saab AB Class B	29,145	554
	AF AB	24,551	545
	Kungsleden AB	102,983	504
	Lindab International AB	56,114	421
	Avanza Bank Holding AB	20,446	402
	Intrum Justitia AB	25,404	368
	Klovern AB	90,253	350
*,^	Active Biotech AB	35,137	323
*	Rezidor Hotel Group AB	75,403	268
	Mekonomen AB	9,379	263

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	SkiStar AB	20,205	243
	Clas Ohlson AB	17,667	226
*	CDON Group AB	37,713	212
*	Investment AB Oresund	14,235	209
	Bure Equity AB	58,148	202
*	Nobia AB	43,508	175
	Concentric AB	22,216	167
	Gunnebo AB	38,927	151
	Haldex AB	33,534	147
	BE Group AB	49,067	120
	Nordnet AB	46,846	116
*	SAS AB	110,228	107
*,^	Eniro AB	64,527	91
*,^	KappAhl AB	64,953	47
			24,935
Switzerland (2.5%)
	Galenica AG	3,322	1,951
*	Dufry AG	13,905	1,769
	OC Oerlikon Corp. AG	166,912	1,681
	Helvetia Holding AG	4,215	1,480
	Bucher Industries AG	7,300	1,370
	Panalpina Welttransport Holding AG	12,587	1,191
	Forbo Holding AG	1,700	1,074
	Valiant Holding	10,808	1,065
	Georg Fischer AG	2,782	977
	Kaba Holding AG Class B	2,539	960
	Mobimo Holding AG	4,118	955
	Swisscanto CH Real Estate Fund Ifca	7,006	899
	Flughafen Zuerich AG	2,088	894
*	BB Biotech AG	8,804	855
	Allreal Holding AG	5,133	775
^	Logitech International SA	106,297	770
	Schroder ImmoPLUS	655	757
	Burckhardt Compression Holding AG	2,481	711
	St. Galler Kantonalbank AG	1,585	650
	Vontobel Holding AG	23,242	648
	Belimo Holding AG	355	626
	Tecan Group AG	7,717	576
*,^	Temenos Group AG	32,164	530
	Kuoni Reisen Holding AG	1,972	527
	Rieter Holding AG	3,293	527
	Huber & Suhner AG	11,085	494
^	Basler Kantonalbank	4,426	481
	Valora Holding AG	2,225	423
	Gategroup Holding AG	15,910	422
	Zehnder Group AG	6,838	403
	Schweiter Technologies AG	746	365
	Daetwyler Holding AG	4,017	350
	Kudelski SA	30,589	334
	EFG International AG	35,981	329
	Emmi AG	1,245	309
*	AFG Arbonia-Forster Hollding AG	13,408	304
*,^	Meyer Burger Technology AG	29,154	283
	Vetropack Holding AG	166	283
	Acino Holding AG	2,216	272
	Swissquote Group Holding SA	8,231	254
	Schmolz & Bickenbach AG	66,636	252
*	Bobst Group AG	8,236	251
	Phoenix Mecano AG	496	245
	Liechtensteinische Landesbank AG	7,448	243
	Verwaltungs- und Privat-Bank AG	3,040	227
	Ascom Holding AG	25,653	219
*	Autoneum Holding AG	4,137	212
*	Zueblin Immobilien Holding AG	61,455	184

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
* Basilea Pharmaceutica	3,450	170
Siegfried Holding AG	1,360	170
Ypsomed Holding AG	2,644	157
Gurit Holding AG	332	135
* Orascom Development Holding AG	7,199	123
* Charles Voegele Holding AG	5,638	100
Cie Financiere Tradition SA	1,060	64
* Von Roll Holding AG	27,880	63
Bachem Holding AG	1,133	45
* Petroplus Holdings AG	36,495	1
		32,385
Taiwan (5.8%)
WPG Holdings Ltd.	1,125,889	1,358
Radiant Opto-Electronics Corp.	302,464	1,256
* China Life Insurance Co. Ltd.	1,600,548	1,246
TSRC Corp.	526,711	1,074
Hiwin Technologies Corp.	165,447	1,063
Simplo Technology Co. Ltd.	210,053	1,036
CTCI Corp.	486,667	967
Ruentex Industries Ltd.	422,629	952
Phison Electronics Corp.	120,962	928
China Petrochemical Development Corp.	1,320,066	916
Far Eastern Department Stores Co. Ltd.	917,743	863
Ruentex Development Co. Ltd.	491,889	824
Powertech Technology Inc.	522,662	811
Tripod Technology Corp.	357,327	690
Nan Kang Rubber Tire Co. Ltd.	595,107	687
Highwealth Construction Corp.	491,021	682
Chipbond Technology Corp.	397,852	673
Merida Industry Co. Ltd.	150,822	578
Clevo Co.	433,983	567
Yungtay Engineering Co. Ltd.	279,993	558
Richtek Technology Corp.	100,155	544
China Steel Chemical Corp.	119,853	521
Kerry TJ Logistics Co. Ltd.	324,092	516
FLEXium Interconnect Inc.	125,242	509
Jih Sun Financial Holdings Co. Ltd.	1,882,151	490
* King's Town Bank	704,193	481
Taichung Commercial Bank	1,519,980	481
* Wintek Corp.	1,213,962	479
Standard Foods Corp.	185,666	475
Tung Ho Steel Enterprise Corp.	493,150	467
* Ta Chong Bank Ltd.	1,479,270	464
AmTRAN Technology Co. Ltd.	547,692	463
St. Shine Optical Co. Ltd.	34,419	450
E Ink Holdings Inc.	549,708	442
Airtac International Group	94,000	440
G Tech Optoelectronics Corp.	181,000	439
TXC Corp.	251,877	437
Kenda Rubber Industrial Co. Ltd.	373,805	434
* Sanyang Industry Co. Ltd.	680,037	432
LCY Chemical Corp.	415,255	429
Senao International Co. Ltd.	131,000	426
Hey Song Corp.	364,000	425
USI Corp.	557,518	419
Elan Microelectronics Corp.	271,350	419
King Yuan Electronics Co. Ltd.	766,963	417
Eclat Textile Co. Ltd.	138,062	408
Kinsus Interconnect Technology Corp.	148,282	407
Prince Housing & Development Corp.	600,368	403
China Synthetic Rubber Corp.	374,562	400
Tainan Spinning Co. Ltd.	887,763	392
Huang Hsiang Construction Co.	165,051	390
Huaku Development Co. Ltd.	187,499	381

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Lung Yen Life Service Corp.	122,000	377
Gigabyte Technology Co. Ltd.	446,271	368
Dynapack International Technology Corp.	101,299	367
Taiwan Hon Chuan Enterprise Co. Ltd.	169,258	360
Wei Chuan Foods Corp.	333,835	355
Farglory Land Development Co. Ltd.	210,067	353
Formosa International Hotels Corp.	32,882	351
Grand Pacific Petrochemical	672,928	346
Shinkong Synthetic Fibers Corp.	1,109,416	340
Sino-American Silicon Products Inc.	350,945	339
Makalot Industrial Co. Ltd.	111,000	335
Taiwan Sogo Shin Kong SEC	295,000	334
Goldsun Development & Construction Co. Ltd.	944,591	333
MIN AIK Technology Co. Ltd.	122,987	331
Chroma ATE Inc.	174,040	331
Lien Hwa Industrial Corp.	521,356	327
TTY Biopharm Co. Ltd.	103,022	322
* China Manmade Fibers Corp.	944,778	318
Tong Yang Industry Co. Ltd.	386,556	312
Shihlin Electric & Engineering Corp.	261,239	310
ScinoPharm Taiwan Ltd.	158,620	309
Taiwan PCB Techvest Co. Ltd.	220,285	304
Masterlink Securities Corp.	1,032,176	301
Chong Hong Construction Co.	130,160	298
Genius Electronic Optical Co. Ltd.	44,000	295
Everlight Electronics Co. Ltd.	280,725	293
Compeq Manufacturing Co.	790,471	292
Chin-Poon Industrial Co.	265,072	288
* Long Bon International Co. Ltd.	438,000	286
Ambassador Hotel	276,519	285
Tong Hsing Electronic Industries Ltd.	82,056	284
King Slide Works Co. Ltd.	50,675	284
Great Wall Enterprise Co. Ltd.	331,839	284
* CMC Magnetics Corp.	1,900,000	283
Shin Zu Shing Co. Ltd.	80,000	276
Mercuries & Associates Ltd.	322,894	276
Solar Applied Materials Technology Co.	247,201	275
Cheng Loong Corp.	666,920	267
Depo Auto Parts Ind Co. Ltd.	125,313	261
Taiwan Surface Mounting Technology Co. Ltd.	174,160	258
WT Microelectronics Co. Ltd.	213,601	258
Mitac International Corp.	772,000	255
Gloria Material Technology Corp.	322,366	253
BES Engineering Corp.	1,034,468	253
Faraday Technology Corp.	206,000	252
Formosan Rubber Group Inc.	371,888	251
Career Technology MFG. Co. Ltd.	190,126	246
* Shining Building Business Co. Ltd.	352,917	245
UPC Technology Corp.	474,797	244
* Pan-International Industrial	295,533	244
* Shihlin Paper Corp.	157,428	241
Test-Rite International Co. Ltd.	323,725	240
Wistron NeWeb Corp.	159,973	238
King's Town Construction Co. Ltd.	246,712	238
Global Unichip Corp.	74,649	237
ITEQ Corp.	224,261	234
Wah Lee Industrial Corp.	181,883	233
D-Link Corp.	412,000	231
Sinyi Realty Co.	172,552	231
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	121,000	229
Great China Metal Industry	204,000	224
ALI Corp.	206,358	224
Test Research Inc.	135,558	221
Universal Cement Corp.	463,000	221

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Greatek Electronics Inc.	290,000	221
China Bills Finance Corp.	613,800	219
Visual Photonics Epitaxy Co. Ltd.	208,941	219
Lealea Enterprise Co. Ltd.	619,586	217
Radium Life Tech Co. Ltd.	347,085	216
* Qisda Corp.	988,000	213
National Petroleum Co. Ltd.	211,000	212
Kindom Construction Co.	329,000	211
Hung Sheng Construction Co. Ltd.	387,100	209
Cyberlink Corp.	57,619	208
Lotes Co. Ltd.	69,000	207
* Ho Tung Chemical Corp.	414,002	205
Gemtek Technology Corp.	208,115	205
Shinkong Textile Co. Ltd.	170,338	204
YungShin Global Holding Corp.	148,617	202
Ability Enterprise Co. Ltd.	222,257	200
Evergreen International Storage & Transport Corp.	321,502	198
* Taiwan Life Insurance Co. Ltd.	334,348	198
Kuoyang Construction Co. Ltd.	434,000	197
* HUA ENG Wire & Cable	539,000	196
ICP Electronics Inc.	157,578	196
Asia Polymer Corp.	244,500	195
Kinpo Electronics	966,196	194
Pixart Imaging Inc.	92,920	192
Ardentec Corp.	306,444	190
Yieh Phui Enterprise Co. Ltd.	682,406	190
Tsann Kuen Enterprise Co. Ltd.	91,295	189
Chung Hsin Electric & Machinery Manufacturing Corp.	358,000	188
CSBC Corp. Taiwan	322,808	188
Elite Material Co. Ltd.	187,519	185
Microbio Co. Ltd.	188,704	185
Global Mixed Mode Technology Inc.	57,199	184
Taiwan TEA Corp.	377,293	182
Kinik Co.	134,000	182
* Chung Hung Steel Corp.	721,047	182
* Ritek Corp.	1,774,000	181
Micro-Star International Co. Ltd.	400,000	181
* Li Peng Enterprise Co. Ltd.	631,606	179
Continental Holdings Corp.	493,000	177
Topco Scientific Co. Ltd.	118,107	174
AV Tech Corp.	57,053	173
Federal Corp.	267,760	173
* Motech Industries Inc.	223,311	172
* HannsTouch Solution Inc.	616,392	172
* Asia Optical Co. Inc.	188,000	171
* Formosa Epitaxy Inc.	260,000	171
* Unity Opto Technology Co. Ltd.	209,000	170
AcBel Polytech Inc.	257,000	167
Holy Stone Enterprise Co. Ltd.	206,672	167
TA Chen Stainless Pipe	342,482	166
CyberTAN Technology Inc.	235,571	164
Sincere Navigation Corp.	194,000	163
* Taiwan Land Development Corp.	415,000	162
Syncmold Enterprise Corp.	92,000	158
* Gintech Energy Corp.	220,800	158
KEE TAI Properties Co. Ltd.	241,740	157
Alpha Networks Inc.	245,919	156
* China General Plastics Corp.	353,000	156
* Silicon Integrated Systems Corp.	420,592	154
Getac Technology Corp.	340,000	153
Firich Enterprises Co. Ltd.	132,870	153
China Metal Products	167,716	153
PChome Online Inc.	33,527	152
Lite-On Semiconductor Corp.	351,000	150

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
L&K Engineering Co. Ltd.	159,000	150
Ta Ya Electric Wire & Cable	650,440	150
Shih Wei Navigation Co. Ltd.	181,335	150
OptoTech Corp.	400,000	148
China Electric Manufacturing Corp.	252,000	147
Jentech Precision Industrial Co. Ltd.	71,698	145
* Neo Solar Power Corp.	300,000	145
* Pihsiang Machinery Manufacturing Co. Ltd.	118,000	139
Taiwan Fire & Marine Insurance Co.	198,840	139
Systex Corp.	132,000	139
Sonix Technology Co. Ltd.	112,000	138
San Fang Chemical Industry Co. Ltd.	175,615	138
* Long Chen Paper Co. Ltd.	537,245	138
Accton Technology Corp.	274,467	136
Hung Poo Real Estate Development Corp.	147,195	136
San Shing Fastech Corp.	92,000	134
China Chemical & Pharmaceutical Co. Ltd.	213,000	133
Young Fast Optoelectronics Co. Ltd.	77,000	132
Taiwan Semiconductor Co. Ltd.	304,000	130
First Steamship Co. Ltd.	168,137	130
* WUS Printed Circuit Co. Ltd.	320,000	130
Phihong Technology Co. Ltd.	197,618	129
Great Taipei Gas Co. Ltd.	198,000	129
Altek Corp.	262,786	129
Young Optics Inc.	58,000	128
Infortrend Technology Inc.	243,885	128
Globe Union Industrial Corp.	289,000	125
Nien Hsing Textile Co. Ltd.	180,220	123
Entire Technology Co. Ltd.	85,000	123
First Hotel	189,378	122
United Integrated Services Co. Ltd.	139,000	122
Lingsen Precision Industries Ltd.	252,000	121
Gigastorage Corp.	228,800	120
Forhouse Corp.	246,000	120
Taiwan Mask Corp.	377,650	119
Advanced International Multitech Co. Ltd.	90,000	118
Zinwell Corp.	146,099	118
Aten International Co. Ltd.	79,260	118
* HannStar Display Corp.	1,484,000	117
A-DATA Technology Co. Ltd.	119,000	117
Chia Hsin Cement Corp.	257,352	116
Elite Semiconductor Memory Technology Inc.	174,000	115
International Games System Co. Ltd.	32,213	115
Dynamic Electronics Co. Ltd.	366,468	115
Rechi Precision Co. Ltd.	160,680	115
Tong-Tai Machine & Tool Co. Ltd.	152,469	114
* Chung Hwa Pulp Corp.	373,890	114
Sanyo Electric Taiwan Co. Ltd.	112,000	113
Quanta Storage Inc.	190,000	113
Everlight Chemical Industrial Corp.	185,955	112
* Gold Circuit Electronics Ltd.	586,280	111
* Microelectronics Technology Inc.	288,000	109
YC INOX Co. Ltd.	206,159	109
Taiflex Scientific Co. Ltd.	103,034	108
Johnson Health Tech Co. Ltd.	44,295	107
Silitech Technology Corp.	71,702	107
GeoVision Inc.	28,314	106
Holtek Semiconductor Inc.	107,279	106
* Genesis Photonics Inc.	155,283	106
Unizyx Holding Corp.	260,000	106
* Jess-Link Products Co. Ltd.	131,800	104
Parade Technologies Ltd.	12,000	104
Taiwan Acceptance Corp.	48,000	103
* Walsin Technology Corp.	463,408	103

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Darfon Electronics Corp.	181,000	103
Hsin Kuang Steel Co. Ltd.	177,569	102
Elitegroup Computer Systems Co. Ltd.	376,000	102
Champion Building Materials Co. Ltd.	292,000	101
FSP Technology Inc.	114,254	101
Global Brands Manufacture Ltd.	295,045	101
LES Enphants Co. Ltd.	145,059	100
Merry Electronics Co. Ltd.	85,050	100
* Via Technologies Inc.	217,481	100
Sitronix Technology Corp.	79,282	99
* Taiwan Styrene Monomer	389,000	99
Sampo Corp.	318,311	98
Namchow Chemical Industrial Ltd.	103,000	98
* Pan Jit International Inc.	293,000	97
TYC Brother Industrial Co. Ltd.	272,710	97
Taiwan Cogeneration Corp.	150,903	97
* Wellypower Optronics Corp.	249,000	97
Asia Vital Components Co. Ltd.	207,337	95
Unitech Printed Circuit Board Corp.	322,738	95
Taiwan Paiho Ltd.	170,183	93
Avermedia Technologies	192,290	89
* Sunplus Technology Co. Ltd.	301,000	84
Chun Yuan Steel	219,676	83
* Solartech Energy Corp.	166,000	81
Chinese Maritime Transport Ltd.	69,000	79
* Green Energy Technology Inc.	161,746	77
Sunrex Technology Corp.	184,000	77
* AGV Products Corp.	250,000	77
Newmax Technology Co. Ltd.	54,000	76
* Concord Securities Corp.	363,324	75
* Weltrend Semiconductor	208,000	73
* ITE Technology Inc.	102,000	73
ENG Electric Co. Ltd.	88,799	73
* Etron Technology Inc.	302,947	70
Sheng Yu Steel Co. Ltd.	111,000	68
* KYE Systems Corp.	234,000	67
Soft-World International Corp.	42,520	65
ACES Electronic Co. Ltd.	49,000	64
O-TA Precision Industry Co. Ltd.	106,000	64
Basso Industry Corp.	113,000	64
* Giantplus Technology Co. Ltd.	221,000	63
Taiwan Navigation Co. Ltd.	80,178	63
* Tyntek Corp.	290,003	63
* Eastern Media International Corp.	473,000	62
* Bank of Kaohsiung	211,470	61
* Nanya Technology Corp.	1,195,000	57
* E-Ton Solar Tech Co. Ltd.	181,000	55
Chinese Gamer International Corp.	32,000	54
Taiyen Biotech Co. Ltd.	80,000	53
Wafer Works Corp.	122,570	48
Powercom Co. Ltd.	213,450	48
* Chunghwa Picture Tubes	1,491,000	46
* Mosel Vitelic Inc.	652,000	41
Hsing TA Cement Co.	113,000	41
* J Touch Corp.	50,999	34
Microlife Corp.	15,000	24
Bright Led Electronics Corp.	51,000	21
* Powerchip Technology Corp.	1,139,200	10
Harvatek Corp.	3,030	1
		74,205
Thailand (0.9%)
* Robinson Department Store PCL	358,000	707
* True Corp. PCL	3,934,000	653
* Berli Jucker PCL	300,800	629

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Minor International PCL (Foreign)	1,047,843	624
Bumrungrad Hospital PCL (Foreign)	217,313	536
Thanachart Capital PCL (Foreign)	368,600	462
Home Product Center PCL (Foreign)	1,221,856	454
CPN Retail Growth Leasehold Property Fund	766,535	428
Pruksa Real Estate PCL	560,500	358
BTS Group Holdings PCL	1,974,888	348
LPN Development PCL	502,900	297
* Hemaraj Land and Development PCL	2,862,400	293
Hana Microelectronics PCL (Foreign)	401,710	288
Bangkok Expressway PCL (Foreign)	278,700	252
Sino Thai Engineering & Construction PCL	352,800	246
* Tisco Financial Group PCL	159,646	232
Bangkok Life Assurance PCL	164,100	226
Tisco Financial Group PCL (Foreign)	139,500	203
Quality Houses PCL	2,905,933	202
* Sahaviriya Steel Industries PCL	9,411,500	202
Esso Thailand PCL	565,900	198
* Thai Vegetable Oil PCL	246,400	197
Samart Corp. PCL	538,400	196
Major Cineplex Group PCL	290,000	186
* Supalai PCL	285,300	178
* Thoresen Thai Agencies PCL	331,209	172
* Thaicom PCL	231,700	165
* Sri Trang Agro-Industry PCL	304,600	156
* Bangkokland PCL	3,596,000	155
Kiatnakin Bank PCL (Foreign)	104,000	151
* Amata Corp. PCL	296,200	148
* Kiatnakin Bank PCL	100,000	145
* Asian Property Development PCL	471,200	133
Khon Kaen Sugar Industry PCL (Foreign)	291,200	128
Precious Shipping PCL	269,200	118
* Italian-Thai Development PCL	869,800	114
TPI Polene PCL	241,700	111
Thanachart Capital PCL	90,500	109
* Tata Steel Thailand PCL	3,910,400	102
* Dynasty Ceramic PCL	64,800	100
Maybank Kim Eng Securities Thailand PCL	197,500	89
Asian Property Development PCL (Foreign)	311,760	88
Home Product Center PCL	215,000	80
Hana Microelectronics PCL	107,200	77
CalComp Electronics Thailand PCL (Foreign)	863,700	75
* Thai Stanley Electric PCL	10,200	72
Saha-Union PCL	40,000	50
* Regional Container Lines PCL	204,800	47
* CalComp Electronics Thailand PCL	534,900	46
* G J Steel PCL (Local)	8,631,900	39
* Khon Kaen Sugar Industry PCL	25,000	11
* G J Steel PCL	2,215,000	10
* Minor International PCL	13,600	8
* Bangkokland PCL Warrants Exp. 12/30/2015	97,606	1
		11,295
Turkey (0.8%)
TAV Havalimanlari Holding AS	135,411	673
* Koza Anadolu Metal Madencilik Isletmeleri AS	255,548	649
* Asya Katilim Bankasi AS	576,401	647
Ulker Biskuvi Sanayi AS	132,061	599
Konya Cimento Sanayii AS	3,404	589
Petkim Petrokimya Holding AS	405,445	464
Turkiye Sinai Kalkinma Bankasi AS	340,209	391
* Ihlas Holding AS	520,474	380
Yapi Kredi Sigorta AS	41,807	376
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	507,318	373

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Tekfen Holding AS	87,200	316
* Trakya Cam Sanayi AS	245,009	300
Yazicilar Holding AS Class A	34,613	277
* Sekerbank TAS	303,343	259
Turk Traktor ve Ziraat Makineleri AS	11,515	252
Aselsan Elektronik Sanayi Ve Ticaret AS	65,849	249
* Migros Ticaret AS	22,804	242
Dogus Otomotiv Servis ve Ticaret AS	62,980	234
Aygaz AS	46,947	216
* Anadolu Cam Sanayii AS	132,164	198
* Dogan Yayin Holding AS	527,028	191
* Akfen Holding AS	37,275	189
Akmerkez Gayrimenkul Yatirim Ortakligi AS	18,078	187
Akcansa Cimento AS	37,820	186
* Albaraka Turk Katilim Bankasi AS	229,944	182
Cimsa Cimento Sanayi VE Tica	35,581	168
Torunlar Gayrimenkul Yatirim Ortakligi AS	96,069	152
Aksigorta AS	115,747	131
Is Gayrimenkul Yatirim Ortakligi AS	158,035	128
Turcas Petrol AS	74,081	120
Alarko Holding AS	44,146	102
Aksa Akrilik Kimya Sanayii	33,380	88
* Hurriyet Gazetecilik AS	189,447	86
* Vestel Elektronik Sanayi ve Ticaret AS	72,776	73
* Akenerji Elektrik Uretim AS	60,102	70
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	57,261	61
* Zorlu Enerji Elektrik Uretim AS	100,773	60
		9,858
United Kingdom (15.4%)
Aberdeen Asset Management plc	781,089	4,097
Babcock International Group plc	244,494	3,865
Melrose plc	856,218	3,335
Croda International plc	91,889	3,272
Travis Perkins plc	166,716	2,913
Pennon Group plc	247,380	2,866
Mondi plc	252,839	2,787
Informa plc	409,655	2,652
Persimmon plc	201,732	2,596
Balfour Beatty plc	468,394	2,388
Derwent London plc	70,555	2,348
Spectris plc	79,487	2,226
* Berkeley Group Holdings plc	88,962	2,189
DS Smith plc	626,230	2,162
Rotork plc	58,014	2,137
Taylor Wimpey plc	2,144,974	2,120
Provident Financial plc	93,469	2,072
Ashtead Group plc	342,256	2,068
Hiscox Ltd.	266,421	2,068
* Premier Oil plc	359,033	2,036
easyJet plc	200,136	2,023
* Barratt Developments plc	657,474	2,015
Amlin plc	330,775	1,994
Telecity Group plc	136,858	1,994
Inchcape plc	304,576	1,981
Booker Group plc	1,175,735	1,947
Rightmove plc	74,555	1,941
Catlin Group Ltd.	246,211	1,876
Capital & Counties Properties plc	513,564	1,876
UBM plc	165,321	1,869
Cookson Group plc	187,639	1,773
Halma plc	261,304	1,742
Stagecoach Group plc	389,450	1,727
IG Group Holdings plc	241,993	1,704
Debenhams plc	857,826	1,661

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

		Market
		Value
	Shares	($000)
Spirax-Sarco Engineering plc	52,875	1,655
* Afren plc	718,107	1,602
Great Portland Estates plc	207,135	1,564
Lancashire Holdings Ltd.	108,469	1,513
Shaftesbury plc	169,756	1,503
QinetiQ Group plc	469,025	1,494
AZ Electronic Materials SA	257,453	1,477
Carillion plc	293,334	1,460
Aveva Group plc	45,210	1,455
Henderson Group plc	759,819	1,438
TalkTalk Telecom Group plc	462,421	1,419
Greene King plc	146,528	1,406
Bellway plc	83,306	1,362
Intermediate Capital Group plc	272,679	1,346
Close Brothers Group plc	97,695	1,337
* Imagination Technologies Group plc	179,358	1,325
Filtrona plc	142,235	1,318
Victrex plc	56,767	1,308
Jardine Lloyd Thompson Group plc	108,682	1,306
Ultra Electronics Holdings plc	45,544	1,246
* BTG plc	223,026	1,231
Hunting plc	100,543	1,218
Michael Page International plc	205,605	1,200
Hikma Pharmaceuticals plc	100,371	1,199
PZ Cussons plc	213,357	1,167
De La Rue plc	67,923	1,162
Mitie Group plc	245,545	1,157
* Mitchells & Butlers plc	216,732	1,147
Howden Joinery Group plc	414,529	1,140
Berendsen plc	121,677	1,106
Spirent Communications plc	464,522	1,083
Bwin.Party Digital Entertainment plc	540,549	1,050
Cable & Wireless Communications plc	1,734,093	1,050
BBA Aviation plc	320,343	1,047
Beazley plc	367,291	1,040
Home Retail Group plc	562,669	1,039
International Personal Finance plc	182,363	1,024
Firstgroup plc	330,337	1,017
Electrocomponents plc	294,017	1,012
Elementis plc	296,789	1,005
National Express Group plc	361,639	995
Jupiter Fund Management plc	235,045	994
* EnQuest plc	529,672	993
Genus plc	41,312	973
Britvic plc	167,384	971
Hochschild Mining plc	121,382	970
* Soco International plc	170,842	933
* Micro Focus International plc	100,133	929
WH Smith plc	91,177	915
Millennium & Copthorne Hotels plc	110,121	894
Restaurant Group plc	145,474	881
St. James's Place plc	135,610	871
Domino's Pizza Group plc	106,225	868
Senior plc	272,944	858
Petropavlovsk plc	130,102	849
WS Atkins plc	72,839	840
Regus plc	517,323	839
Bodycote plc	137,013	837
* Sports Direct International plc	129,655	835
Betfair Group plc	68,193	828
Oxford Instruments plc	37,834	821
* Dixons Retail plc	2,459,564	821
Homeserve plc	223,889	798
CSR plc	138,415	790

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

			Market
			Value
		Shares	($000)
	Paragon Group of Cos. plc	194,282	787
*	Centamin plc	746,308	769
	Fenner plc	130,519	763
	Halfords Group plc	136,423	763
	RPC Group plc	110,764	758
	Bovis Homes Group plc	89,913	744
	JD Wetherspoon plc	91,283	740
	N Brown Group plc	135,885	738
	Marston's plc	371,697	736
	SIG plc	434,098	735
	Morgan Crucible Co. plc	179,595	734
	Galliford Try plc	60,390	720
	Phoenix Group Holdings	88,181	703
	Tullett Prebon plc	158,835	702
	Domino Printing Sciences plc	78,703	690
	Renishaw plc	23,938	682
	Pace plc	226,152	679
	Premier Farnell plc	253,391	678
	London & Stamford Property plc	364,584	676
	Dechra Pharmaceuticals plc	64,445	642
	Savills plc	96,004	627
	Rathbone Brothers plc	29,820	624
	Chemring Group plc	122,833	623
	Laird plc	182,109	619
	Go-Ahead Group plc	29,291	615
	RPS Group plc	162,700	614
	Kier Group plc	29,162	607
	F&C Commercial Property Trust Ltd.	361,649	596
	United Drug plc	160,623	586
	Synergy Health plc	38,794	582
	Dunelm Group plc	53,131	576
	Devro plc	108,418	575
	Dignity plc	38,070	575
	F&C Asset Management plc	356,128	570
*	Salamander Energy plc	182,267	567
	Fidessa Group plc	25,022	537
	Interserve plc	84,484	532
	SDL plc	61,903	531
	Dairy Crest Group plc	90,352	521
	Big Yellow Group plc	92,287	510
	ITE Group plc	160,942	502
	Brewin Dolphin Holdings plc	169,488	495
	Greggs plc	64,626	489
	Grainger plc	273,247	487
*	Redrow plc	191,078	487
	Hansteen Holdings plc	404,654	487
	Workspace Group plc	98,650	487
	Unite Group plc	99,460	455
*	Heritage Oil plc	141,174	442
*	Colt Group SA	245,005	437
	Computacenter plc	73,725	436
	Keller Group plc	43,967	431
	Kcom Group plc	349,408	429
*	Enterprise Inns plc	363,743	428
	Yule Catto & Co. plc	174,295	414
	Cranswick plc	34,177	412
	Stobart Group Ltd.	236,848	411
	Spirit Pub Co. plc	415,224	406
	Sthree plc	82,143	399
*,^	Carpetright plc	35,238	393
	Cineworld Group plc	98,085	384
	Sportingbet plc	442,615	383
	Moneysupermarket.com Group plc	175,501	380
	Shanks Group plc	266,027	352

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2012

				Market
				Value
			Shares	($000)
	ST Modwen Properties plc		106,350	347
	Cape plc		78,978	343
	Carphone Warehouse Group plc		122,649	336
	UK Commercial Property Trust Ltd.		315,379	335
	Euromoney Institutional Investor plc		24,451	316
	Morgan Sindall Group plc		29,433	314
	Smiths News plc		120,452	302
	New World Resources plc		72,923	302
	Anglo Pacific Group plc		74,188	300
*	Xchanging plc		166,646	298
*	Talvivaara Mining Co. plc		139,147	293
	Mucklow A & J Group plc		48,719	281
	Darty plc		320,982	279
*	Thomas Cook Group plc		820,640	272
*,^	Ocado Group plc		244,140	255
*	Wolfson Microelectronics plc		75,922	255
*	Gem Diamonds Ltd.		92,777	253
	McBride plc		113,998	252
*	Bumi plc		64,612	249
*	Premier Foods plc		143,840	248
	Helical Bar plc		79,161	247
	Development Securities plc		94,404	244
	Chesnara plc		78,991	239
*	CLS Holdings plc		20,066	234
	Robert Walters plc		69,978	224
	Mothercare plc		49,213	221
	Marshalls plc		147,857	214
*	SuperGroup plc		19,178	207
	Speedy Hire plc		372,331	194
	Rank Group plc		74,940	177
	Schroder REIT Ltd.		274,839	173
	Lamprell plc		130,204	156
	Daejan Holdings plc		3,334	156
	888 Holdings plc		91,598	155
	Severfield-Rowen plc		60,726	138
	Picton Property Income Ltd.		174,587	104
*	JKX Oil & Gas plc		57,875	73
*	Connaught plc		50,771	—
				197,689
Total Common Stocks (Cost $1,234,590)				1,283,887

		Coupon
Temporary Cash Investment (4.5%)
Money Market Fund (4.5%)
2,3	Vanguard Market Liquidity Fund (Cost $57,424)	0.167%	57,424,000	57,424

Total Investments (104.2%) (Cost $1,292,014)				1,341,311
Other Assets and Liabilities—Net (-4.2%)[3]				(54,224)
Net Assets (100%)				1,287,087

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $52,832,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the aggregate value of this security was $391,000.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $56,604,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund (constituting separate portfolios of Vanguard International Equity Index Funds, hereafter referred to as the “Funds”) as of October 31, 2012 and for the year then ended and have issued our unqualified report thereon dated December 14, 2012. Our audits included audits of the Funds' schedules of investments as of October 31, 2012. These schedules of investments are the responsibility of the Funds' management. Our responsibility is to express an opinion on these schedules of investments based on our audits.

In our opinion, the accompanying schedules of investments referred to above, when read in conjunction with the financial statements of the Funds referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 14, 2012

© 2012 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 7700 122012

Annual Report | October 31, 2012

Vanguard Global ex-U.S. Real Estate
Index Fund

> Vanguard Global ex-U.S. Real Estate Index Fund rebounded from a weak fiscal 2011 to return more than 21% for the 12 months ended October 31, 2012.

> Asian property markets were some of the best performers. Weaknesses were few.

> The fund outperformed the average return of its peer group.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	12
Your Fund’s After-Tax Returns.	31
About Your Fund’s Expenses.	32
Glossary.	34

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2012

Total
Returns
Vanguard Global ex-U.S. Real Estate Index Fund
Investor Shares	21.31%
Signal® Shares	21.43
Institutional Shares	21.48
ETF Shares
Market Price	22.31
Net Asset Value	21.44
S&P Global ex-U.S. Property Index	19.71
International Real Estate Funds Average	20.69
International Real Estate Funds Average: Derived from data provided by Lipper Inc.

Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
October 31, 2011, Through October 31, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Global ex-U.S. Real Estate Index
Fund
Investor Shares	$18.14	$21.04	$0.795	$0.000
Signal Shares	27.51	31.87	1.261	0.000
Institutional Shares	91.68	106.19	4.255	0.000
ETF Shares	45.39	52.60	2.070	0.000

1

Chairman’s Letter

Dear Shareholder,

Vanguard Global ex-U.S. Real Estate Index Fund returned about 21% for the 12 months ended October 31, 2012. The fund’s return outpaced the average return of its peer group. It diverged from that of its benchmark, the Standard & Poor’s Global ex-U.S. Property Index, more than might be expected because of fair-value pricing, which we explain on page 6.

When we reported to you a year ago, the Global ex-U.S. Real Estate Index Fund’s return reflected weakness in Asian property markets, particularly in commercial hubs such as Hong Kong and Singapore that serve as gateways to mainland China’s economic boom. In the most recent period, those same markets were sources of strength.

If you own shares of the fund in a taxable account, you may wish to review the fund’s after-tax returns presented later in this report.

U.S. stocks led the advance for global equity markets
U.S. stocks returned about 14% for the 12 months ended October 31, putting domestic equities ahead of their international counterparts. Stocks in Europe and Asia posted modestly positive results.

The advances came amid moves by U.S. and European central bankers to manage risks to the U.S. economy and the finances of European governments and banks. The president of the European Central Bank

2

declared in July that policymakers would do whatever was needed to preserve the euro common currency.

Although investors’ worries have eased, Europe’s financial troubles are by no means resolved. Vanguard economists believe the most likely scenario is that the Eurozone will “muddle through” for several years, with occasional spikes in market volatility, as fiscal tightening persists in the face of weak economic growth.

Bonds continued their march but leaner times may lie ahead
The broad U.S. taxable bond market returned about 5% for the 12 months. Municipal bonds delivered a robust performance, returning 9%.

As bond prices rose, the yield of the 10-year U.S. Treasury note fell to a record low in July, closing below 1.5%. (Bond yields and prices move in opposite directions.) By the end of the period, the yield had climbed, but it still remained exceptionally low by historical standards.

Bondholders have enjoyed years of healthy returns. But as Tim Buckley, our incoming chief investment officer, has noted, investors shouldn’t be surprised if future results are much more modest. As yields remain low, the opportunity for similarly strong returns diminishes.

Market Barometer

		Average Annual Total Returns
		Periods Ended October 31, 2012
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	14.97%	13.48%	0.53%
Russell 2000 Index (Small-caps)	12.08	14.82	1.19
Dow Jones U.S. Total Stock Market Index	14.45	13.62	0.75
MSCI All Country World Index ex USA (International)	3.98	3.74	-5.08

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	5.25%	6.08%	6.38%
Barclays Municipal Bond Index (Broad tax-exempt market)	9.03	6.84	6.02
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.08	0.56

CPI
Consumer Price Index	2.16%	2.28%	2.06%

3

The Federal Reserve announced on September 13 that it would continue to hold its target for short-term interest rates between 0% and 0.25% at least through mid-2015. The exceptionally low rates, in place since late 2008, kept a tight lid on returns from money market funds and savings accounts.

Rebound in Asia powered the fund to a strong 12-month return
At the end of the fiscal year, non-U.S. property markets accounted for about 60% of the value of publicly traded real estate investments, as measured by the S&P Global Property Index. Like their U.S. counterparts, these securities performed strongly over the past 12 months, powering Vanguard Global ex-U.S. Real Estate Index Fund to a total return of more than 21%.

Among the fund’s best performers were holdings that delivered some of the weaker returns in the prior 12 months. A year ago, property shares in Singapore, Hong Kong, and China, which together account for almost one-third of non-U.S. property markets, sustained double-digit declines on nervousness about economic deceleration in China. That prospect continues to worry investors, but real estate-related securities in all three markets rallied during the past 12 months. China’s and Singapore’s shares returned more than 30% and Hong Kong’s more than 20%.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Signal	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Shares	Average
Global ex-U.S. Real Estate Index Fund	0.50%	0.35%	0.30%	0.35%	1.35%

The fund expense ratios shown are from the prospectus dated February 28, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2012, the fund’s expense ratios were 0.45% for Investor Shares, 0.32% for Signal Shares, 0.29% for Institutional Shares, and 0.32% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2011.

Peer group: International Real Estate Funds.

4

Weak spots were geographically dispersed and unsurprising. In Spain, for example, property stocks lost more than 50% of their value as the country grappled with a debt crisis exacerbated by years of overinvestment in real estate. Most of the weak markets were relatively small and thus had limited impact on the fund’s return.

Unlike its U.S. counterpart—which tracks an index made up exclusively of REITs, essentially portfolios of real estate holdings—Vanguard Global ex-U.S. Real Estate Index Fund holds both REITs and businesses that develop new properties and function more as traditional operating companies. Both groups of companies performed strongly in the past year, with REITs doing slightly better.

The largest markets for real estate stocks
(as of October 31, 2012)

United States	39%
Japan	12
Hong Kong	9
Australia	8
Singapore	5
United Kingdom	4
China	4
France	3
Canada	3
Other	13
Source: S&P Global Property Index.

Benefits of broad diversification hold true for international stocks
As I noted earlier, Europe faces profound financial challenges. We’ve received questions during the year from clients concerned about the outlook for the region and the wisdom of investing in Europe at all. Why not target investments to countries with the fastest-growing economies?

That strategy has intuitive appeal, but our research suggests that a better approach is to hold a broadly diversified portfolio of international stocks, both traditional operating companies and real estate investments. We’ve found that concentrated international investments can lead to higher volatility, often without consistently higher returns.

Another insight from Vanguard experts: Surprising as it may seem, there has been little connection historically between a country’s economic growth and stock returns. For example, from 1900 to 2009, the returns for U.S. and British stocks were nearly identical, even as economic growth in the less developed U.S. economy proceeded more rapidly. (See Investing in Emerging Markets: Evaluating the Allure of Rapid Economic Growth, available at vanguard.com/research.)

5

Of course, no one can say for sure what future returns will be for a particular country’s stocks, and that’s one of the reasons we consistently embrace broad diversification. Diversification is a time-tested way of managing the risks of investing both at home and abroad.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 18, 2012

A note on fair-value pricing
The reported return of a fund that tracks an index sometimes may diverge from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at
4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

6

Global ex-U.S. Real Estate Index Fund

Fund Profile
As of October 31, 2012

Share-Class Characteristics
	Investor	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares
Ticker Symbol	VGXRX	VGRLX	VGRNX	VNQI
Expense Ratio[1]	0.50%	0.35%	0.30%	0.35%

Portfolio Characteristics
		S&P
		Global
		ex-U.S.
		Property
	Fund	Index
Number of Stocks	460	449
Median Market Cap	$5.7B	$5.7B
Price/Earnings Ratio	13.1x	13.2x
Price/Book Ratio	1.1x	1.1x
Return on Equity	7.7%	7.7%
Earnings Growth Rate	5.0%	5.1%
Dividend Yield	3.4%	3.4%
Turnover Rate	10%	—
Short-Term Reserves	0.0%	—

Ten Largest Holdings (% of total net assets)
Mitsubishi Estate Co.	Diversified Real
Ltd.	Estate Activities	4.0%
Westfield Group	Retail REITs	3.3
Sun Hung Kai Properties Diversified Real
Ltd.	Estate Activities	3.0
Unibail-Rodamco SE	Retail REITs	3.0
Cheung Kong Holdings	Real Estate
Ltd.	Development	2.8
Mitsui Fudosan Co. Ltd.	Diversified Real
	Estate Activities	2.6
Sumitomo Realty &	Diversified Real
Development Co. Ltd.	Estate Activities	1.9
Link REIT	Retail REITs	1.6
Land Securities Group
plc	Diversified REITs	1.5
China Overseas Land &	Real Estate
Investment Ltd.	Development	1.4
Top Ten		25.1%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 28, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2012, the fund’s expense ratios were 0.45% for Investor Shares, 0.32% for Signal Shares, 0.29% for Institutional Shares, and 0.32% for ETF Shares.

7

Global ex-U.S. Real Estate Index Fund

Market Diversification (% of equity exposure)
		S&P
		Global
		ex-U.S.
		Property
	Fund	Index
Europe
United Kingdom	7.0%	7.0%
France	5.2	5.2
Switzerland	1.8	1.8
Germany	1.5	1.4
Sweden	1.4	1.3
Netherlands	1.2	1.2
Austria	1.0	1.0
Other	1.0	1.1
Subtotal	20.1%	20.0%
Pacific
Japan	20.2%	20.0%
Hong Kong	14.6	15.9
Australia	12.5	12.5
Singapore	8.1	8.0
Other	0.5	0.5
Subtotal	55.9%	56.9%
Emerging Markets
China	7.0%	6.0%
Brazil	2.2	2.2
South Africa	2.2	2.1
Philippines	1.3	1.3
Indonesia	1.2	1.2
Taiwan	1.1	1.2
Thailand	1.1	1.1
Malaysia	1.0	1.0
Other	2.0	2.1
Subtotal	19.1%	18.2%
North America
Canada	4.4%	4.4%
Middle East	0.5%	0.5%

8

Global ex-U.S. Real Estate Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 1, 2010, Through October 31, 2012
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2012
		Since	Final Value
	One	Inception	of a $10,000
	Year	(11/1/2010)	Investment
Global ex-U.S. Real Estate Index
Fund Investor Shares	20.71%	5.11%	$11,046

S&P Global ex-U.S. Property Index	19.71	5.25	11,076
International Real Estate Funds
Average	20.69	4.68	10,956

International Real Estate Funds Average: Derived from data provided by Lipper Inc.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(2/10/2011)	Investment
Global ex-U.S. Real Estate Index Fund Signal
Shares	20.84%	6.37%	$11,121
S&P Global ex-U.S. Property Index	19.71	6.54	11,152

"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The Fiscal-Year Total Returns chart is not adjusted for fees.
See Financial Highlights for dividend and capital gains information.

9

Global ex-U.S. Real Estate Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2012
		Since	Final Value
	One	Inception	of a $5,000,000
	Year	(4/19/2011)	Investment
Global ex-U.S. Real Estate Index Fund
Institutional Shares	20.89%	5.55%	$5,432,410
S&P Global ex-U.S. Property Index	19.71	5.92	5,461,380

"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(11/1/2010)	Investment
Global ex-U.S. Real Estate Index Fund
ETF Shares Net Asset Value	21.44%	5.51%	$11,131
S&P Global ex-U.S. Property Index	19.71	5.25	11,076

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: November 1, 2010, Through October 31, 2012

		Since
	One	Inception
	Year	(11/1/2010)
Global ex-U.S. Real Estate Index Fund ETF
Shares Market Price	22.31%	11.25%
Global ex-U.S. Real Estate Index Fund ETF
Shares Net Asset Value	21.44	11.31
S&P Global ex-U.S. Property Index	19.71	10.76

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The Fiscal-Year Total Returns chart is not adjusted for fees.

10

Global ex-U.S. Real Estate Index Fund

Fiscal-Year Total Returns (%): November 1, 2010, Through October 31, 2012

Global ex-U.S. Real Estate Index Fund Investor Shares
S&P Global ex-U.S. Property Index

Average Annual Total Returns: Periods Ended September 30, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Investor Shares	11/1/2010	30.26%	4.18%
Fee-Adjusted Returns		29.62	3.92
Signal Shares	2/10/2011	30.39	5.34
Fee-Adjusted Returns		29.75	5.02
Institutional Shares	4/19/2011	30.45	4.35
Fee-Adjusted Returns		29.82	4.00
ETF Shares	11/1/2010
Market Price		31.44	4.20
Net Asset Value		30.42	4.33

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the è Shares. The Fiscal-Year Total Returns chart is not adjusted for fees.

11

Global ex-U.S. Real Estate Index Fund

Financial Statements

Statement of Net Assets
As of October 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.1%)
Australia (12.6%)
	Westfield Group	1,719,523	19,008
	Westfield Retail Trust	2,323,245	7,460
	Stockland	1,839,246	6,599
	Goodman Group	1,181,421	5,424
	GPT Group	1,340,526	4,950
	Mirvac Group	2,809,941	4,384
	Dexus Property Group	4,009,296	4,092
	CFS Retail Property
	Trust Group	1,945,479	3,942
	Lend Lease Group	430,069	3,861
	Centro Retail Australia	1,166,735	2,601
	Commonwealth Property
	Office Fund	1,940,776	2,173
	Investa Office Fund	505,205	1,557
	Charter Hall Retail REIT	226,842	855
	BWP Trust	329,585	715
	Cromwell Property Group	786,881	686
	Charter Hall Group	198,401	655
	Australand Property Group	194,855	610
	Abacus Property Group	236,638	510
	ALE Property Group	146,939	345
	Challenger Diversified
	Property Group	94,594	253
	FKP Property Group	1,077,677	247
*	Peet Ltd.	167,585	162
	Aspen Group	913,724	161
	Astro Japan Property Group	46,563	157
*	Sunland Group Ltd.	135,792	146
			71,553
Austria (1.0%)
	IMMOFINANZ AG	877,616	3,392
	Atrium European
	Real Estate Ltd.	143,551	814
	CA Immobilien Anlagen AG	63,996	794
	Conwert Immobilien
	Invest SE	56,356	653
^	S IMMO AG	46,993	300
			5,953

			Market
			Value
		Shares	($000)
Belgium (0.5%)
	Cofinimmo	12,469	1,417
	Befimmo SCA Sicafi	12,333	751
	Warehouses De Pauw SCA	8,760	480
^	Aedifica	6,056	355
			3,003
Brazil (2.2%)
	BR Malls Participacoes SA	376,200	4,945
	BR Properties SA	161,603	2,116
	Multiplan Empreendimentos
	Imobiliarios SA	68,500	2,007
	Iguatemi Empresa de
	Shopping Centers SA	44,786	569
	Sao Carlos
	Empreendimentos e
	Participacoes SA	22,750	511
	Aliansce Shopping
	Centers SA	44,429	505
	Jereissati Participacoes
	SA Prior Pfd.	555,676	471
	JHSF Participacoes SA	91,027	395
	Sonae Sierra Brasil SA	20,583	345
	Cyrela Commercial
	Properties SA
	Empreendimentos e
	Participacoes	25,400	330
*	BHG SA - Brazil
	Hospitality Group	16,970	168
*	General Shopping Brasil SA	20,702	109
			12,471
Canada (4.4%)
^	RioCan REIT	118,680	3,237
^	Brookfield Office
	Properties Inc.	209,115	3,220
^	H&R REIT	76,746	1,854
^	Dundee REIT	41,242	1,514
	Granite Real Estate Inc.	38,540	1,413
^	Boardwalk REIT	21,267	1,369
	First Capital Realty Inc.	69,521	1,288
^	Calloway REIT	43,931	1,273

12

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
^	Cominar REIT	49,789	1,189
^	Canadian REIT	27,473	1,145
^	Canadian Apartment
	Properties REIT	37,670	923
	Primaris Retail REIT	37,200	872
	Allied Properties REIT	24,140	764
	Artis REIT	44,107	722
	Chartwell Seniors
	Housing REIT	69,064	710
	Killam Properties Inc.	40,514	523
	Morguard Corp.	4,930	513
	Morguard REIT	24,517	442
	Northern Property REIT	13,753	432
	Brookfield Canada
	Office Properties	13,226	391
^	Crombie REIT	19,993	302
	Dundee International REIT	24,216	270
	NorthWest Healthcare
	Properties REIT	15,167	200
^	InnVest REIT	36,238	176
*	Mainstreet Equity Corp.	5,101	162
	Melcor Developments Ltd.	9,660	149
	Retrocom Mid-Market REIT	16,951	95
^	InterRent REIT	16,396	90
			25,238
Chile (0.2%)
	Parque Arauco SA	419,587	958

China (7.0%)
	China Overseas Land &
	Investment Ltd.	3,156,550	8,219
	China Resources
	Land Ltd.	1,527,127	3,464
	Country Garden
	Holdings Co. Ltd.	5,515,908	2,202
^	Shimao Property
	Holdings Ltd.	1,021,664	1,938
	Longfor Properties
	Co. Ltd.	1,079,117	1,896
	Sino-Ocean Land
	Holdings Ltd.	2,955,391	1,843
^	Evergrande Real Estate
	Group Ltd.	3,922,921	1,702
	China Vanke Co. Ltd.
	Class B	1,060,371	1,383
^	Agile Property
	Holdings Ltd.	1,046,586	1,181
	Yuexiu Property Co. Ltd.	4,188,241	1,145
	Soho China Ltd.	1,556,045	1,053
^	Guangzhou R&F
	Properties Co. Ltd.	846,209	1,034
	New World China
	Land Ltd.	2,107,102	970
*	Poly Property
	Group Co. Ltd.	1,581,000	954

			Market
			Value
		Shares	($000)
	Shui On Land Ltd.	2,236,529	942
	Franshion Properties
	China Ltd.	2,788,054	849
^	Yuexiu REIT	1,357,516	647
	Greentown China
	Holdings Ltd.	517,737	635
	Sunac China Holdings Ltd.	1,199,378	632
	KWG Property
	Holding Ltd.	1,059,158	627
	China Overseas Grand
	Oceans Group Ltd.	574,386	598
*	Hopson Development
	Holdings Ltd.	523,710	504
	Shenzhen Investment Ltd.	1,652,077	437
^	Tian An China Investment	742,761	431
	Shanghai Lujiazui
	Finance & Trade Zone
	Development Co. Ltd.
	Class B	368,900	365
	Jiangsu Future Land Co.
	Ltd. Class B	553,250	357
*,^	Renhe Commercial
	Holdings Co. Ltd.	8,374,323	354
*,^	Glorious Property
	Holdings Ltd.	2,112,036	331
*	Kaisa Group Holdings Ltd.	1,579,671	295
^	China South City
	Holdings Ltd.	1,633,111	258
	Beijing Capital Land Ltd.	863,034	257
	China SCE Property
	Holdings Ltd.	1,067,805	245
	Mingfa Group
	International Co. Ltd.	788,363	221
	China Merchants Property
	Development Co. Ltd.
	Class B	107,100	217
	C C Land Holdings Ltd.	867,000	197
	Silver Grant International	1,114,216	196
	Fantasia Holdings
	Group Co. Ltd.	1,901,943	190
*	Shanghai Industrial Urban
	Development Group Ltd.	1,098,799	183
	Powerlong Real Estate
	Holdings Ltd.	1,052,139	177
	Shanghai Jinqiao
	Export Processing Zone
	Development Co. Ltd.
	Class B	250,142	169
	Zall Development
	Group Ltd.	399,000	162
	Minmetals Land Ltd.	966,000	130
*	China Properties
	Group Ltd.	401,524	124
	Hutchison Harbour
	Ring Ltd.	1,366,000	116

13

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
*	Sinolink Worldwide
	Holdings Ltd.	1,478,643	110
*	SRE Group Ltd.	2,588,986	101
			40,041
Egypt (0.2%)
*	Talaat Moustafa Group	881,955	704
*	Six of October
	Development &
	Investment	71,549	264
*	Palm Hills
	Developments SAE	390,965	176
			1,144
Finland (0.3%)
	Sponda Oyj	203,641	903
	Citycon Oyj	144,351	473
	Technopolis Oyj	63,697	290
			1,666
France (5.2%)
	Unibail-Rodamco SE	75,834	17,081
	Klepierre	81,152	3,010
	Fonciere Des Regions	30,833	2,482
	Gecina SA	21,779	2,416
	ICADE	18,704	1,683
	Mercialys SA	45,654	958
	Societe Immobiliere de
	Location pour l’Industrie
	et le Commerce	7,155	801
	ANF Immobilier	10,650	459
	Altarea	2,571	385
	Societe de la Tour Eiffel	4,983	275
			29,550
Germany (1.5%)
	Deutsche Wohnen AG	121,978	2,234
	GSW Immobilien AG	39,564	1,626
	Deutsche Euroshop AG	36,244	1,481
	TAG Immobilien AG	80,947	936
*	GAGFAH SA	58,687	668
	Alstria Office REIT-AG	49,853	602
	Hamborner REIT AG	38,355	353
*	IVG Immobilien AG	112,119	279
	DIC Asset AG	21,770	203
*	Patrizia Immobilien AG	25,819	183
	Prime Office REIT-AG	42,183	175
			8,740
Hong Kong (14.6%)
	Sun Hung Kai
	Properties Ltd.	1,248,441	17,258
	Cheung Kong
	Holdings Ltd.	1,086,375	16,013
	Link REIT	1,870,589	9,296
	Hongkong Land
	Holdings Ltd.	973,212	6,153
	Hang Lung Properties Ltd.	1,583,691	5,484
	Henderson Land
	Development Co. Ltd.	787,375	5,430

			Market
			Value
		Shares	($000)
	Sino Land Co. Ltd.	2,382,605	4,251
	Hang Lung Group Ltd.	607,413	3,590
	Kerry Properties Ltd.	622,154	3,084
	Wheelock & Co. Ltd.	677,652	2,956
	Swire Properties Ltd.	848,000	2,620
	Hysan Development
	Co. Ltd.	510,422	2,252
	Champion REIT	2,442,969	1,146
	Great Eagle Holdings Ltd.	217,697	644
^	Chinese Estates
	Holdings Ltd.	386,952	620
	K Wah International
	Holdings Ltd.	907,338	410
	Sunlight REIT	830,400	339
	Kowloon Development
	Co. Ltd.	263,414	302
	HKR International Ltd.	570,082	273
	Prosperity REIT	942,649	269
	TAI Cheung Holdings	270,131	215
*	Lai Sun Development	8,709,302	214
	Emperor International
	Holdings	847,832	203
	Regal REIT	653,815	178
	CSI Properties Ltd.	3,198,348	130
	Soundwill Holdings Ltd.	64,000	116
			83,446
India (0.4%)
	DLF Ltd.	297,892	1,117
*	Unitech Ltd.	1,096,226	468
*	Housing Development &
	Infrastructure Ltd.	211,696	374
*	Indiabulls Real Estate Ltd.	257,012	273
*	DB Realty Ltd.	41,859	76
*	Parsvnath Developers Ltd.	100,844	68
			2,376
Indonesia (1.2%)
	Lippo Karawaci Tbk PT	15,659,000	1,511
	Bumi Serpong Damai PT	7,276,027	932
	Summarecon
	Agung Tbk PT	3,857,500	702
	Ciputra Development
	Tbk PT	8,708,000	613
	Pakuwon Jati Tbk PT	18,274,000	531
	Alam Sutera
	Realty Tbk PT	8,530,297	512
*	Sentul City Tbk PT	16,607,000	331
*	Kawasan Industri
	Jababeka Tbk PT	14,640,680	311
	Agung Podomoro
	Land Tbk PT	5,763,000	218
*	Bakrieland
	Development Tbk PT	30,824,500	207
*	Modernland Realty
	Tbk PT	2,863,000	163
	Ciputra Property Tbk PT	2,172,596	149

14

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
	Intiland Development
	Tbk PT	4,060,051	133
*	Lippo Cikarang Tbk PT	307,000	119
	Metropolitan Land Tbk PT	2,308,000	114
	Ciputra Surya Tbk PT	604,631	110
*	Bekasi Fajar Industrial
	Estate Tbk PT	1,341,082	94
			6,750
Israel (0.5%)
	Gazit-Globe Ltd.	60,265	668
	Azrieli Group	28,948	649
	Alony Hetz Properties &
	Investments Ltd.	57,712	289
	Norstar Holdings Inc.	10,637	234
	Amot Investments Ltd.	80,287	187
	Melisron Ltd.	10,572	177
*	Nitsba Holdings 1995 Ltd.	21,182	168
*	Africa Israel
	Investments Ltd.	54,313	138
	Reit 1 Ltd.	71,431	126
*	Airport City Ltd.	21,730	98
*	Jerusalem Oil Exploration	5,820	98
			2,832
Italy (0.1%)
	Beni Stabili SPA	675,214	379
	Immobiliare Grande
	Distribuzione	160,601	166
*,^	Prelios SPA	501,126	54
			599
Japan (20.0%)
	Mitsubishi Estate Co. Ltd.	1,152,353	22,806
	Mitsui Fudosan Co. Ltd.	731,057	14,778
	Sumitomo Realty &
	Development Co. Ltd.	394,576	10,903
	Daiwa House
	Industry Co. Ltd.	498,674	7,563
	Daito Trust
	Construction Co. Ltd.	66,700	6,732
	Nippon Building Fund Inc.	507	5,447
	Japan Real Estate
	Investment Corp.	487	4,876
	Japan Retail Fund
	Investment Corp.	1,718	3,132
	United Urban Investment
	Corp. Class A	1,727	2,077
	Japan Prime Realty
	Investment Corp.	681	2,052
	Tokyu Land Corp.	356,056	1,999
	Advance Residence
	Investment Corp.	906	1,964
	Aeon Mall Co. Ltd.	66,612	1,728
	Hulic Co. Ltd.	208,032	1,655
	Nomura Real Estate Office
	Fund Inc. Class A	239	1,504

			Market
			Value
		Shares	($000)
	Frontier Real Estate
	Investment Corp.	170	1,502
*	Tokyo Tatemono Co. Ltd.	359,166	1,478
	Nomura Real Estate
	Holdings Inc.	77,529	1,392
	Mori Trust Sogo Reit Inc.	145	1,327
	Orix JREIT Inc.	236	1,149
	Nippon Accommodations
	Fund Inc. Class A	161	1,144
	Japan Logistics Fund Inc.	121	1,106
*	Activia Properties Inc.	151	959
^	Daiwahouse Residential
	Investment Corp.	118	930
	Industrial & Infrastructure
	Fund Investment Corp.	106	819
	Japan Excellent Inc.	144	798
	Kenedix Realty Investment
	Corp. Class A	233	796
	NTT Urban
	Development Corp.	887	731
	Mori Hills REIT
	Investment Corp.	144	700
	Nomura Real Estate
	Residential Fund Inc.	113	675
	Daikyo Inc.	248,000	662
	Tokyu REIT Inc.	124	655
	Fukuoka REIT Co. Class A	87	654
	Daiwa Office Investment
	Corp. Class A	189	625
	Premier Investment Corp.	163	594
	Top REIT Inc.	126	587
	Global One Real Estate
	Investment Corp.	82	493
	Sekisui House SI
	Investment Co.	102	465
	Japan Hotel REIT
	Investment Corp.	1,531	432
	TOC Co. Ltd.	77,529	413
	MID Reit Inc.	152	400
*	Leopalace21 Corp.	129,950	391
	Japan Rental Housing
	Investments Inc. Class A	621	376
	Daibiru Corp.	45,657	369
	Hankyu Reit Inc. Class A	69	346
	Heiwa Real Estate Co. Ltd.	29,532	345
	Heiwa Real Estate REIT Inc.
	Class A	478	332
	Ichigo Real Estate
	Investment Corp.	606	324
	Takara Leben Co. Ltd.	20,813	223
	Goldcrest Co. Ltd.	13,350	201
	Starts Proceed
	Investment Corp. Class A	106	159
	Iida Home Max	15,944	141

15

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
	Kenedix Residential
	Investment Corp.	57	124
	Tokyo Theatres Co. Inc.	61,017	78
			114,111
Malaysia (1.0%)
	SP Setia Bhd.	698,600	827
*	UEM Land Holdings Bhd.	1,112,665	771
	IGB Corp. Bhd.	813,487	650
	KLCC Property
	Holdings Bhd.	286,700	559
	Sunway REIT	1,059,034	532
*	Sunway Bhd.	574,420	444
	CapitaMalls Malaysia Trust	707,200	417
	Eastern & Oriental Bhd.	738,700	397
	Pavilion REIT	648,500	293
	IJM Land Bhd.	298,341	215
	Mah Sing Group Bhd.	265,643	195
	UOA Development Bhd.	270,900	150
*	YTL Land &
	Development Bhd.	229,900	73
*	Sunway Bhd. Warrants
	Exp. 08/17/2016	27,544	3
			5,526
Mexico (0.4%)
	Fibra Uno Administracion
	SA de CV	645,005	1,700
*	Corp Inmobiliaria Vesta
	SAB de CV	188,167	283
			1,983
Morocco (0.2%)
	Douja Promotion Groupe
	Addoha SA	111,768	808
*	Alliances Developpement
	Immobilier SA	4,098	276
*	Cie Generale Immobiliere	1,667	159
			1,243
Netherlands (1.2%)
	Corio NV	79,691	3,550
	Eurocommercial
	Properties NV	29,659	1,163
	Wereldhave NV	17,798	1,052
	Vastned Retail NV	15,325	710
	Nieuwe Steen
	Investments NV	46,743	404
			6,879
New Zealand (0.5%)
	Kiwi Income
	Property Trust	796,562	766
	Goodman Property Trust	669,047	583
	Precinct Properties
	New Zealand Ltd.	665,836	566
	Argosy Property Ltd.	442,761	333

			Market
			Value
		Shares	($000)
	DNZ Property Fund Ltd.	214,385	280
	Vital Healthcare
	Property Trust	238,222	247
			2,775
Norway (0.1%)
	Norwegian Property ASA	411,966	618

Philippines (1.3%)
	Ayala Land Inc.	4,574,000	2,614
	SM Prime Holdings Inc.	5,584,100	1,963
	Robinsons Land Corp.	1,360,150	627
	Megaworld Corp.	8,517,000	505
*	Belle Corp.	3,494,000	455
	SM Development Corp.	2,181,626	330
	Filinvest Land Inc.	8,355,000	296
	Vista Land &
	Lifescapes Inc.	2,194,000	256
	Century Properties
	Group Inc.	2,710,549	94
			7,140
Poland (0.1%)
*	Globe Trade Centre SA	189,848	489
*	Echo Investment SA	222,582	335
			824
Russia (0.3%)
	LSR Group GDR	177,305	857
*	Etalon Group Ltd. GDR	96,959	561
			1,418
Singapore (8.1%)
	CapitaLand Ltd.	2,113,299	5,628
	Global Logistic
	Properties Ltd.	2,058,131	4,318
	CapitaMall Trust	2,041,034	3,512
	City Developments Ltd.	369,090	3,446
	Ascendas REIT	1,525,521	2,943
	Suntec REIT	1,743,127	2,289
	CapitaCommercial Trust	1,678,082	2,153
	UOL Group Ltd.	436,878	2,021
	CapitaMalls Asia Ltd.	1,092,942	1,649
	Keppel Land Ltd.	543,335	1,505
	Mapletree Logistics Trust	1,219,129	1,106
	Mapletree Industrial Trust	938,934	1,076
	Mapletree
	Commercial Trust	893,705	885
	CDL Hospitality Trusts	538,402	854
^	Fortune REIT	958,861	767
	Starhill Global REIT	1,143,968	736
	United Industrial Corp. Ltd.	296,188	677
	Frasers Centrepoint Trust	405,341	648
	Bukit Sembawang
	Estates Ltd.	126,650	558
	Cambridge Industrial Trust	1,002,409	546
	Wing Tai Holdings Ltd.	375,410	531
	Ascott Residence Trust	498,463	520

16

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
	GuocoLand Ltd.	288,477	512
	Cache Logistics Trust	501,405	505
	Keppel REIT	512,015	498
	Lippo Malls Indonesia
	Retail Trust	1,252,706	498
	Parkway Life REIT	289,255	483
*	Far East Hospitality Trust	584,000	472
*	Yanlord Land Group Ltd.	445,204	457
	Singapore Land Ltd.	79,227	445
^	Sabana Shari’ah Compliant
	Industrial REIT	468,000	425
^	CapitaRetail China Trust	332,855	425
	Frasers Commercial Trust	404,867	412
^	AIMS AMP Capital
	Industrial REIT	308,428	376
	First REIT	415,754	356
	Wheelock Properties
	Singapore Ltd.	233,969	347
	Ascendas India Trust	531,666	331
*	Ascendas Hospitality Trust	354,000	264
	Far East Orchard Ltd.	120,035	250
	Ho Bee Investment Ltd.	192,903	233
	Perennial China Retail Trust	554,576	217
	Fragrance Group Ltd.	915,550	198
*	Ying Li International
	Real Estate Ltd.	692,000	191
			46,263
South Africa (2.2%)
	Growthpoint Properties Ltd.	963,465	2,627
	Redefine Properties Ltd.	2,156,775	2,238
	Capital Property Fund	1,347,756	1,551
	Resilient Property
	Income Fund Ltd.	203,742	1,072
	Hyprop Investments Ltd.	122,491	948
	Fountainhead
	Property Trust	951,006	879
	Acucap Properties Ltd.	130,487	671
	Emira Property Fund	321,100	494
	SA Corporate Real Estate
	Fund Nominees Pty Ltd.	1,166,631	476
	Vukile Property Fund Ltd.	194,479	382
	Sycom Property Fund	97,147	291
	Rebosis Property Fund Ltd.	153,279	202
	Hospitality Property
	Fund Ltd. Class A	99,674	172
	Premium Properties Ltd.	75,820	144
	Octodec Investments Ltd.	53,562	112
			12,259
Spain (0.0%)
*	Inmobiliaria Colonial SA	82,675	161

Sweden (1.4%)
	Castellum AB	141,346	1,895
	Hufvudstaden AB Class A	98,640	1,253
	Fabege AB	114,603	1,138

			Market
			Value
		Shares	($000)
	Wallenstam AB	91,794	1,009
	Wihlborgs Fastigheter AB	56,514	863
	Kungsleden AB	110,017	538
	Atrium Ljungberg AB	29,439	387
	Klovern AB	85,111	330
*	Fastighets AB Balder	53,475	293
			7,706
Switzerland (1.8%)
	Swiss Prime Site AG	45,049	3,769
	PSP Swiss Property AG	31,828	2,923
	Mobimo Holding AG	5,180	1,201
	Allreal Holding AG	6,913	1,044
	Solvalor 61	2,971	749
	Intershop Holdings	1,016	354
*	Zug Estates Holding AG
	Class B	227	299
			10,339
Taiwan (1.2%)
	Ruentex Development
	Co. Ltd.	582,959	976
	Highwealth
	Construction Corp.	466,000	647
	Cathay No 1 REIT	930,310	540
	Cathay Real Estate
	Development Co. Ltd.	1,079,000	496
	Prince Housing &
	Development Corp.	721,202	484
	Chong Hong
	Construction Co.	178,000	407
	Farglory Land
	Development Co. Ltd.	233,000	392
	Huaku Development
	Co. Ltd.	190,554	388
	Huang Hsiang
	Construction Co.	142,000	335
	Radium Life Tech Co. Ltd.	490,171	305
	Hung Sheng
	Construction Co. Ltd.	387,000	209
	Kindom Construction Co.	324,000	208
*	Shining Building
	Business Co. Ltd.	283,580	197
	KEE TAI Properties Co. Ltd.	293,869	191
*	Taiwan Land
	Development Corp.	453,024	176
	Hung Poo Real Estate
	Development Corp.	167,194	154
	Kuoyang Construction
	Co. Ltd.	313,000	142
	King’s Town Construction
	Co. Ltd.	128,352	124
	Advancetek Enterprise
	Co. Ltd.	130,000	106
	Howarm Construction
	Co. Ltd.	85,871	65
			6,542

17

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
Thailand (1.1%)
*	Central Pattana PCL	532,300	1,227
*	Land and Houses PCL	2,479,700	693
	Tesco Lotus Retail Growth
	Freehold & Leasehold
	Property Fund	1,112,800	559
	CPN Retail Growth
	Leasehold Property Fund	989,400	552
	Pruksa Real Estate PCL	672,100	429
*	Hemaraj Land and
	Development PCL	3,944,978	403
*	Supalai PCL	511,405	319
*	Bangkokland PCL	6,743,700	290
	LPN Development PCL	438,200	259
*	Amata Corp. PCL	449,600	225
*	MBK PCL	61,312	221
*	Quality Houses PCL	2,797,100	195
*	Asian Property
	Development PCL	649,000	184
*	SC Asset Corp. PCL	269,452	168
	Sansiri PCL (Local)	1,465,300	147
	Ticon Industrial
	Connection PCL	305,761	131
	Siam Future
	Development PCL	417,950	103
*	Rojana Industrial Park PCL	296,600	93
	Sansiri PCL (Foreign)	901,132	90
*	Rojana Industrial
	Park PCL (Foreign)	168,270	53
*	Rojana Industrial Park PCL
	Warrants Exp. 07/18/2016	57,123	11
			6,352
Turkey (0.3%)
	Emlak Konut Gayrimenkul
	Yatirim Ortakligi AS	510,372	760
	Is Gayrimenkul Yatirim
	Ortakligi AS	307,046	248
	Akmerkez Gayrimenkul
	Yatirim Ortakligi AS	23,594	244
	Torunlar Gayrimenkul
	Yatirim Ortakligi AS	112,602	179
	Sinpas Gayrimenkul
	Yatirim Ortakligi AS	177,322	125
			1,556
United Kingdom (7.0%)
	Land Securities Group plc	646,411	8,400
	British Land Co. plc	736,606	6,292
	Hammerson plc	592,077	4,515
	Capital Shopping
	Centres Group plc	499,908	2,691
	Segro plc	621,054	2,381

		Market
		Value
	Shares	($000)
Derwent London plc	70,785	2,356
Great Portland Estates plc	261,553	1,975
Capital & Counties
Properties plc	508,511	1,857
Shaftesbury plc	207,450	1,837
London & Stamford
Property plc	462,545	858
F&C Commercial
Property Trust Ltd.	388,595	640
Hansteen Holdings plc	519,654	625
Grainger plc	344,237	614
Unite Group plc	128,071	586
Big Yellow Group plc	95,592	528
* Raven Russia Ltd.	476,085	499
Workspace Group plc	89,113	440
ST Modwen Properties plc	127,931	417
* Quintain Estates &
Development plc	435,440	377
UK Commercial Property
Trust Ltd.	350,181	372
Primary Health
Properties plc	59,850	333
Helical Bar plc	88,989	277
Safestore Holdings plc	151,043	266
Development Securities plc	98,184	254
Metric Property
Investments plc	151,051	224
Schroder REIT Ltd.	317,180	200
* CLS Holdings plc	15,949	186
Picton Property
Income Ltd.	262,944	157
		40,157
Total Common Stocks
(Cost $526,692)		570,172
Temporary Cash Investment (3.6%)
Money Market Fund (3.6%)
[1,2] Vanguard Market
Liquidity Fund, 0.167%
(Cost $20,795)	20,794,848	20,795
Total Investments (103.7%)
(Cost $547,487)		590,967
Other Assets and Liabilities (-3.7%)
Other Assets		2,424
Liabilities[2]		(23,511)
		(21,087)
Net Assets (100%)		569,880

18

Global ex-U.S. Real Estate Index Fund

At October 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	528,043
Undistributed Net Investment Income	4,764
Accumulated Net Realized Losses	(6,396)
Unrealized Appreciation (Depreciation)
Investment Securities	43,480
Foreign Currencies	(11)
Net Assets	569,880

Investor Shares—Net Assets
Applicable to 4,014,239 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	84,463
Net Asset Value Per Share—
Investor Shares	$21.04

Signal Shares—Net Assets
Applicable to 1,356,378 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	43,228
Net Asset Value Per Share—
Signal Shares	$31.87

Institutional Shares—Net Assets
Applicable to 577,092 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	61,280
Net Asset Value Per Share—
Institutional Shares	$106.19

ETF Shares—Net Assets
Applicable to 7,241,398 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	380,909
Net Asset Value Per Share—
ETF Shares	$52.60

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $15,820,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $20,795,000 of collateral received for securities on loan.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

19

Global ex-U.S. Real Estate Index Fund

Statement of Operations

Year Ended
October 31, 2012
($000)
Investment Income
Income
Dividends[1]	15,317
Interest[2]	3
Security Lending	554
Total Income	15,874
Expenses
The Vanguard Group—Note B
Investment Advisory Services	48
Management and Administrative—Investor Shares	200
Management and Administrative—Signal Shares	51
Management and Administrative—Institutional Shares	89
Management and Administrative—ETF Shares	545
Marketing and Distribution—Investor Shares	10
Marketing and Distribution—Signal Shares	5
Marketing and Distribution—Institutional Shares	13
Marketing and Distribution—ETF Shares	61
Custodian Fees	201
Auditing Fees	34
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	12
Total Expenses	1,270
Net Investment Income	14,604
Realized Net Gain (Loss)
Investment Securities Sold	(3,888)
Foreign Currencies	(91)
Realized Net Gain (Loss)	(3,979)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	71,384
Foreign Currencies	(11)
Change in Unrealized Appreciation (Depreciation)	71,373
Net Increase (Decrease) in Net Assets Resulting from Operations	81,998

1 Dividends are net of foreign withholding taxes of $803,000.
2 Interest income from an affiliated company of the fund was $3,000.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Global ex-U.S. Real Estate Index Fund

Statement of Changes in Net Assets

		November 1,
	Year Ended	2010[1] to
	October 31,	October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	14,604	6,364
Realized Net Gain (Loss)	(3,979)	(1,963)
Change in Unrealized Appreciation (Depreciation)	71,373	(27,904)
Net Increase (Decrease) in Net Assets Resulting from Operations	81,998	(23,503)
Distributions
Net Investment Income
Investor Shares	(2,214)	(143)
Signal Shares	(829)	—
Institutional Shares	(2,306)	—
ETF Shares	(10,584)	(582)
Realized Capital Gain
Investor Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(15,933)	(725)
Capital Share Transactions
Investor Shares	33,245	45,899
Signal Shares	27,051	13,116
Institutional Shares	2,384	51,059
ETF Shares	163,381	191,908
Net Increase (Decrease) from Capital Share Transactions	226,061	301,982
Total Increase (Decrease)	292,126	277,754
Net Assets
Beginning of Period	277,754	—
End of Period[2]	569,880	277,754

1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $4,764,000 and $5,624,000.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Investor Shares
	Year	Nov. 1,
	Ended	2010[1] to
	October 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$18.14	$20.00
Investment Operations
Net Investment Income	.700[2]	.744[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	2.995	(2.430)
Total from Investment Operations	3.695	(1.686)
Distributions
Dividends from Net Investment Income	(.795)	(.174)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.795)	(.174)
Net Asset Value, End of Period	$21.04	$18.14

Total Return[4]	21.31%	-8.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$84	$41
Ratio of Total Expenses to Average Net Assets	0.45%	0.50%[5]
Ratio of Net Investment Income to Average Net Assets	3.74%	3.61%[5]
Portfolio Turnover Rate[6]	10%	7%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.01 and $.02.
4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Signal Shares
	Year	Feb. 10,
	Ended	2011[1] to
	October 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$27.51	$29.89
Investment Operations
Net Investment Income	1.093[2]	.784[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	4.528	(3.164)
Total from Investment Operations	5.621	(2.380)
Distributions
Dividends from Net Investment Income	(1.261)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.261)	—
Net Asset Value, End of Period	$31.87	$27.51

Total Return[4]	21.43%	-7.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$43	$12
Ratio of Total Expenses to Average Net Assets	0.32%	0.35%[5]
Ratio of Net Investment Income to Average Net Assets	3.87%	3.76%[5]
Portfolio Turnover Rate[6]	10%	7%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.01 and $.02.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Institutional Shares
	Year	April 19,
	Ended	2011[1] to
	October 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$91.68	$102.01
Investment Operations
Net Investment Income	3.658[2]	1.522[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	15.107	(11.852)
Total from Investment Operations	18.765	(10.330)
Distributions
Dividends from Net Investment Income	(4.255)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(4.255)	—
Net Asset Value, End of Period	$106.19	$91.68

Total Return[4]	21.48%	-10.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$61	$52
Ratio of Total Expenses to Average Net Assets	0.29%	0.30%[5]
Ratio of Net Investment Income to Average Net Assets	3.90%	3.81%[5]
Portfolio Turnover Rate[6]	10%	7%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.06 and $.01.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Global ex-U.S. Real Estate Index Fund

Financial Highlights

ETF Shares
	Year	Nov. 1,
	Ended	2010[1] to
	October 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$45.39	$49.97
Investment Operations
Net Investment Income	1.820[2]	1.848[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	7.460	(5.981)
Total from Investment Operations	9.280	(4.133)
Distributions
Dividends from Net Investment Income	(2.070)	(.447)
Distributions from Realized Capital Gains	—	—
Total Distributions	(2.070)	(.447)
Net Asset Value, End of Period	$52.60	$45.39

Total Return	21.44%	-8.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$381	$173
Ratio of Total Expenses to Average Net Assets	0.32%	0.35%[4]
Ratio of Net Investment Income to Average Net Assets	3.87%	3.76%[4]
Portfolio Turnover Rate[5]	10%	7%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.03 and $.04.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Global ex-U.S. Real Estate Index Fund

Notes to Financial Statements

Vanguard Global ex-U.S. Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers four classes of shares: Investor Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Signal Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

26

Global ex-U.S. Real Estate Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2012, the fund had contributed capital of $72,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

27

Global ex-U.S. Real Estate Index Fund

The following table summarizes the market value of the fund’s investments as of October 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	40,650	529,522	—
Temporary Cash Investments	20,795	—	—
Total	61,445	529,522	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2012, the fund realized net foreign currency losses of $91,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2012, the fund realized gains on the sale of passive foreign investment companies of $558,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2012, had unrealized appreciation of $19,409,000.

For tax purposes, at October 31, 2012, the fund had $24,235,000 of ordinary income available for distribution. The fund had available capital losses totaling $5,147,000 to offset future net capital gains. Of this amount, $1,948,000 is subject to expiration on October 31, 2019. Capital losses of $3,199,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At October 31, 2012, the cost of investment securities for tax purposes was $568,144,000. Net unrealized appreciation of investment securities for tax purposes was $22,823,000, consisting of unrealized gains of $37,817,000 on securities that had risen in value since their purchase and $14,994,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2012, the fund purchased $263,966,000 of investment securities and sold $38,454,000 of investment securities, other than temporary cash investments. Purchases include $151,851,000 in connection with in-kind purchases of the fund’s capital shares.

28

Global ex-U.S. Real Estate Index Fund

F. Capital share transactions for each class of shares were:

		Year Ended		Inception[1] to
	October 31, 2012		October 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued [2]	43,940	2,299	53,734	2,689
Issued in Lieu of Cash Distributions	1,944	108	129	7
Redeemed [3]	(12,639)	(676)	(7,964)	(413)
Net Increase (Decrease) —Investor Shares	33,245	1,731	45,899	2,283
Signal Shares
Issued [2]	26,702	914	13,262	434
Issued in Lieu of Cash Distributions	779	28	—	—
Redeemed [3]	(430)	(15)	(146)	(5)
Net Increase (Decrease) —Signal Shares	27,051	927	13,116	429
Institutional Shares
Issued [2]	11,714	114	51,059	565
Issued in Lieu of Cash Distributions	1,812	20	—	—
Redeemed [3]	(11,142)	(122)	—	—
Net Increase (Decrease) —Institutional Shares	2,384	12	51,059	565
ETF Shares
Issued [2]	163,381	3,436	191,908	3,805
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed [3]	—	—	—	—
Net Increase (Decrease)—ETF Shares	163,381	3,436	191,908	3,805

1 Inception was November 1, 2010, for the Investor Shares, November 1, 2010, for the ETF Shares, February 10, 2011, for the Signal Shares, and April 19, 2011, for the Institutional Shares.
2 Includes purchase fees for fiscal 2012 and 2011 of $205,000 and $202,000, respectively (fund totals).
3 Net of redemption fees for fiscal 2012 and 2011 of $70,000 and $19,000, respectively (fund totals).

G. In preparing the financial statements as of October 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

29

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard Global ex-U.S. Real Estate Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Global ex-U.S. Real Estate Index Fund (constituting a separate portfolio of Vanguard International Equity Index Funds, hereafter referred to as the “Fund”) at October 31, 2012, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 14, 2012

Special 2012 tax information (unaudited) for Vanguard Global ex-U.S. Real Estate Index Fund

This information for the fiscal year ended October 31, 2012, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $4,155,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $13,772,000 and foreign taxes paid of $781,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2013 to determine the calendar-year amounts to be included on their 2012 tax returns.

30

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2012. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Global ex-U.S. Real Estate Index Fund Investor Shares
Periods Ended October 31, 2012

		Since
	One	Inception
	Year	(11/1/2010)
Returns Before Taxes	20.71%	5.11%
Returns After Taxes on Distributions	19.23	4.30
Returns After Taxes on Distributions and Sale of Fund Shares	13.61	3.86

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions.

31

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

32

Six Months Ended October 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global ex-U.S. Real Estate Index Fund	4/30/2012	10/31/2012	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,119.96	$2.30
Signal Shares	1,000.00	1,120.55	1.66
Institutional Shares	1,000.00	1,120.67	1.50
ETF Shares	1,000.00	1,120.43	1.66
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.04	$2.19
Signal Shares	1,000.00	1,023.64	1.58
Institutional Shares	1,000.00	1,023.79	1.43
ETF Shares	1,000.00	1,023.64	1.58

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.43% for Investor Shares, 0.31% for Signal Shares, 0.28% for Institutional Shares, and 0.31% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

33

Glossary

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments. This yield may include some payments that represent a return of capital, capital gains distributions, or both by the underlying stocks.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

34

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U. S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Director of SKF AB
(chemicals); Director of Tyco International, Ltd.	(industrial machinery), Hillenbrand, Inc. (specialized
(diversified manufacturing and services), Hewlett-	consumer services), the Lumina Foundation for
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Vanguard Senior ManagementTeam
President, and Chief Executive Officer of NACCO
Industries, Inc. (forklift trucks/housewares/lignite);	Mortimer J. Buckley	Michael S. Miller
Director of Goodrich Corporation (industrial products/	Kathleen C. Gubanich	James M. Norris
aircraft systems and services) and the National	Paul A. Heller	Glenn W. Reed
Association of Manufacturers; Chairman of the Board	Martha G. King	George U. Sauter
of the Federal Reserve Bank of Cleveland and of	Chris D. McIsaac
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	Founder
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7380 122012

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended October 31, 2012: $267,000
Fiscal Year Ended October 31, 2011: $255,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2012: $4,809,780
Fiscal Year Ended October 31, 2011: $3,978,540

(b) Audit-Related Fees.

Fiscal Year Ended October 31, 2012: $1,812,565
Fiscal Year Ended October 31, 2011: $1,341,750

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended October 31, 2012: $490,518
Fiscal Year Ended October 31, 2011: $373,830

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended October 31, 2012: $16,000
Fiscal Year Ended October 31, 2011: $16,000

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2012: $506,518
Fiscal Year Ended October 31, 2011: $389,830

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Emerson U. Fullwood, Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, Alfred M. Rankin, Jr., and Peter F. Volanakis.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics. (b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 19, 2012

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: December 19, 2012

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.